Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 46.5% Value
Communications Services 3.1%
80,204 Alphabet, Inc., Class A $ 28,563,051
100,451 Alphabet, Inc., Class C 35,825,849
51,235 AT&T, Inc. 1,191,214
330 Cable One, Inc.
a
13,197
1,152 CarGurus, Inc.
a
41,749
406 Charter Communications, Inc.
a
58,862
123,164 Comcast Corporation 2,951,010
4,781 Gogo, Inc.
a
19,985
1,097 Liberty Capital Corporation
a
25,418
12,099 Liberty Global, Ltd., Class A
a
128,370
893 Liberty Media Corporation-Liberty
Formula One
a
87,630
15,714 Lumen Technologies, Inc.
a
100,255
137 Madison Square Garden Sports
Corporation
a
53,934
971 Match Group, Inc. 38,267
41,889 Meta Platforms, Inc. 23,320,025
59,593 Netflix, Inc.
a
4,273,414
5,300 New York Times Company 396,917
683 Omnicom Group, Inc. 53,752
13,463 Reddit, Inc.
a
1,893,840
3,009 ROBLOX Corporation
a
107,120
483 Space Exploration Technologies
Corporation
a,b
52,343
2,282 Spotify Technology SA
a
1,140,863
8,853 Taboola.com, Ltd.
a
44,354
15,079 Trade Desk, Inc.
a
272,025
126,118 Universal Music Group NV 2,080,891
2,968 Versant Media Group, Inc. 106,818
15,670 Walt Disney Company 1,507,297
151,051 Warner Brothers Discovery, Inc.
a
3,972,641
167,118 Warner Music Group Corporation 4,338,383
19,443 ZoomInfo Technologies, Inc.
a
64,162
Total 112,723,636
Consumer Discretionary 4.7%
843 Abercrombie & Fitch Company
a
83,912
2,907 Adient plc
a
61,163
70,713 ADT, Inc. 540,247
24,406 Advance Auto Parts, Inc. 1,355,509
18,163 Airbnb, Inc.
a
2,752,058
199,832 Amazon.com, Inc.
a
54,270,375
4,607 American Eagle Outfitters, Inc. 79,148
47,543 Aptiv plc
a
2,684,753
2,720 Aramark 154,958
82 AutoNation, Inc.
a
17,417
340 AutoZone, Inc.
a
1,025,525
5,169 Bath & Body Works, Inc. 104,000
961 Best Buy Company, Inc. 82,896
16,623 Boot Barn Holdings, Inc.
a
2,476,661
28,315 BorgWarner, Inc. 1,804,798
113 Bright Horizons Family Solutions,
Inc.
a
8,423
493 Brunswick Corporation 38,947
1,411 Buckle, Inc. 61,759
249 Burlington Stores, Inc.
a
91,752
5,577 CarMax, Inc.
a
319,339
5,272 Carnival Corporation, Ltd. 146,614
49 Cavco Industries, Inc.
a
26,804
1,130 Champion Homes, Inc.
a
89,959
4,014 Chewy, Inc.
a
90,716
2,047 Chipotle Mexican Grill, Inc.
a
76,189
26,758 D.R. Horton, Inc. 3,827,999
2,828 Dana, Inc. 76,158
1,658 Deckers Outdoor Corporation
a
160,627
Shares Common Stock  46.5% Value
Consumer Discretionary 4.7% - continued
5,327 DoorDash, Inc.
a
$ 1,044,944
1,551 eBay, Inc. 176,830
15,654 Etsy, Inc.
a
1,278,619
7,752 Five Below, Inc.
a
1,683,192
1,426 Flutter Entertainment plc
a
148,974
25,200 Ford Motor Company 369,936
4,483 Frontdoor, Inc.
a
325,600
534 Gap, Inc. 10,728
11,652 Garmin, Ltd. 3,423,125
20,252 Garrett Motion, Inc. 630,850
36,337 General Motors Company 3,228,906
4,958 Gentex Corporation 115,819
100 Genuine Parts Company 12,437
259 GigaCloud Technology, Inc.
a
11,329
7,774 Goodyear Tire & Rubber
Company
a
54,029
563 Grand Canyon Education, Inc.
a
81,826
5,292 Hasbro, Inc. 497,130
20,150 Hilton Worldwide Holdings, Inc. 6,457,873
10,958 Home Depot, Inc. 3,637,618
10,778 Installed Building Products, Inc. 2,402,847
3,247 Kohl's Corporation 62,148
9,821 Laureate Education, Inc.
a
376,243
2,766 Lear Corporation 361,350
1,577 Lennar Corporation 129,866
49,735 Levi Strauss & Company 1,219,502
86,733 Life Time Group Holdings, Inc.
a
3,911,658
102 Lithia Motors, Inc. 39,313
2,225 LKQ Corporation 49,951
30,501 Lowe's Companies, Inc. 6,338,413
1,514 Lululemon Athletica, Inc.
a
179,969
203 M/I Homes, Inc.
a
29,664
9,094 Macy's, Inc. 225,713
7,943 Mattel, Inc.
a
119,860
8,776 Mobileye Global, Inc.
a
69,681
4,117 Mohawk Industries, Inc.
a
506,803
2,810 Monarch Casino & Resort, Inc. 344,928
3,327 Murphy USA, Inc. 2,022,018
11 NVR, Inc.
a
67,618
15,495 Ollie's Bargain Outlet Holdings,
Inc.
a
1,138,418
19,619 O'Reilly Automotive, Inc.
a
1,752,958
19,666 Pattern Group, Inc.
a
452,711
2,970 PENN Entertainment, Inc.
a
60,974
2,768 Perdoceo Education Corporation 88,050
356 Pool Corporation 66,113
9,499 PulteGroup, Inc. 1,201,339
435 Ralph Lauren Corporation 165,448
7,302 RH
a
1,208,627
27,539 Ross Stores, Inc. 6,914,217
30,952 SharkNinja, Inc.
a
5,007,105
7,657 Sonos, Inc.
a
112,252
157,415 Sony Group Corporation ADR
b
3,661,473
673 Strategic Education, Inc. 55,186
4,795 Tapestry, Inc. 730,614
29,396 Tesla, Inc.
a
9,148,329
20,819 Texas Roadhouse, Inc. 4,277,055
16,053 TJX Companies, Inc. 2,525,779
3,319 Toll Brothers, Inc. 484,209
1,845 Tractor Supply Company 56,771
403 Ulta Beauty, Inc.
a
206,670
43,276 Universal Technical Institute, Inc.
a
1,701,180
3,825 Urban Outfitters, Inc.
a
283,739
2,613 Versigent plc
a
108,048
1,217 Victoria's Secret & Company
a
107,924

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.5% Value
Consumer Discretionary 4.7% - continued
33,296 Viking Holdings, Ltd.
a
$ 3,474,438
464 Visteon Corporation 48,507
5,941 Williams-Sonoma, Inc. 1,358,469
56,277 Wyndham Hotels & Resorts, Inc. 4,212,896
40,427 Wynn Resorts, Ltd. 4,014,805
1,769 YETI Holdings, Inc.
a
86,575
73 Yum! Brands, Inc. 11,189
Total 168,878,084
Consumer Staples 1.5%
31,528 BellRing Brands, Inc.
a
390,632
783 BJ's Wholesale Club Holdings,
Inc.
a
76,562
36,726 British American Tobacco plc ADR 2,227,432
1,684 Campbell's Company
b
37,014
3,765 Casey's General Stores, Inc. 3,279,315
473 Celsius Holdings, Inc.
a
13,816
5,950 Central Garden & Pet Company,
Class A
a
225,564
23,237 Chefs' Warehouse, Inc.
a
2,680,388
855 Church & Dwight Company, Inc. 84,482
25,930 Coca-Cola Company 2,271,209
4,740 Colgate-Palmolive Company 432,762
15,901 Conagra Brands, Inc. 230,723
407 Constellation Brands, Inc. 53,004
470 Costco Wholesale Corporation 447,388
30,207 Darling Ingredients, Inc.
a
1,831,752
1,129 Dollar General Corporation 143,439
946 Dollar Tree, Inc.
a
120,341
161 Hershey Company 28,183
3,415 Hormel Foods Corporation 85,409
296 Ingles Markets, Inc. 26,643
1,858 J.M. Smucker Company 221,585
17,988 John B. Sanfilippo & Son, Inc. 1,488,687
190,269 Keurig Dr Pepper, Inc. 5,921,171
4,176 Kraft Heinz Company 107,950
1,268 Maplebear, Inc.
a
56,553
241 Marzetti Company 25,756
24,043 PepsiCo, Inc. 3,355,441
1,284 Performance Food Group
Company
a
146,877
1,144 Procter & Gamble Company 165,297
14 Seaboard Corporation 61,786
4,905 Smithfield Foods, Inc. 127,726
79 Sprouts Farmers Markets, Inc.
a
6,886
96,729 Sysco Corporation 8,245,180
335 Target Corporation 48,404
47,001 Turning Point Brands, Inc. 3,506,745
3,898 Tyson Foods, Inc. 225,928
116,038 Unilever plc ADR 7,357,970
1,526 US Foods Holding Corporation
a
153,500
348 Vita Coco Company, Inc.
a
22,947
60,914 Walmart, Inc. 6,773,637
4,245 WD-40 Company 964,209
Total 53,670,293
Energy 2.1%
53,821 Antero Midstream Corporation 1,182,447
6,194 Antero Resources Corporation
a
223,851
1,073 APA Corporation 40,044
629 Archrock, Inc. 22,493
430 Baker Hughes Company 26,011
205 California Resources Corporation 10,787
4,199 Cheniere Energy, Inc. 1,106,730
15,303 Chevron Corporation 3,012,089
Shares Common Stock  46.5% Value
Energy 2.1% - continued
2,265 Chord Energy Corporation $ 317,961
1,527 CNX Resources Corporation
a
54,667
83,728 ConocoPhillips 10,087,549
177,623 Devon Energy Corporation 8,016,126
17,406 DHT Holdings, Inc. 323,229
769 Diamondback Energy, Inc. 156,069
6,187 Dorian LPG, Ltd. 293,388
1,957 DT Midstream, Inc. 270,066
228,684 Enterprise Products Partners, LP 8,701,426
4,170 EOG Resources, Inc. 620,037
2,132 EQT Corporation 113,614
19,023 Expand Energy Corporation 1,788,733
112,828 ExxonMobil Holdings Corporation 17,537,984
3,104 Gulfport Energy Corporation
a
500,892
176,179 Halliburton Company 5,681,773
672 Hess Midstream, LP 27,438
6,487 HF Sinclair Corporation 593,366
13,115 Kinder Morgan, Inc. 422,041
1,709 Kodiak Gas Services, Inc. 100,335
19,672 Marathon Petroleum Corporation 6,225,598
32,536 Matador Resources Company 1,623,221
5,457 Occidental Petroleum Corporation 311,431
360 Oceaneering International, Inc.
a
17,561
402 ONEOK, Inc. 36,506
5,786 Ovintiv, Inc. 361,394
348 Par Pacific Holdings, Inc.
a
29,938
152,536 Patterson-UTI Energy, Inc. 1,598,577
1,406 PBF Energy, Inc. 101,626
96,923 Permian Resources Corporation 2,065,429
2,115 Phillips 66 447,703
2,266 Range Resources Corporation 90,957
832 Scorpio Tankers, Inc. 64,780
4,759 SM Energy Company 154,763
7,778 Talos Energy, Inc.
a
118,070
39,145 TechnipFMC plc 2,805,131
577 Teekay Tankers, Ltd. 45,796
26,136 Transocean, Ltd.
a
139,044
128 Valero Energy Corporation 40,051
1,270 Viper Energy, Inc. 56,655
Total 77,565,377
Financials 6.5%
385 Acadian Asset Management, Inc. 33,299
3,164 Affiliated Managers Group, Inc. 1,160,334
1,408 Affirm Holdings, Inc.
a
100,686
7,196 AGNC Investment Corporation 76,709
13,567 Allstate Corporation 3,582,773
65,590 Ally Financial, Inc. 2,842,015
11,221 American Express Company 3,773,061
4,930 American Financial Group, Inc. 698,680
68,285 American International Group, Inc. 5,365,835
4,795 Ameriprise Financial, Inc. 2,617,303
431 Ameris Bancorp 37,587
42,166 Arch Capital Group, Ltd.
a
4,238,948
17,769 Associated Banc-Corp 548,707
567 Assurant, Inc. 158,301
1,513 Assured Guaranty, Ltd. 125,155
28,059 Atlantic Union Bankshares
Corporation 1,190,543
790 Avidia Bancorp, Inc. 17,617
1,461 Axis Capital Holdings, Ltd. 153,873
6,734 Banc of California, Inc. 128,956
260,381 Bank of America Corporation 16,130,603
1,770 Bank of Marin Bancorp 51,613
120 Bank of N.T. Butterfield & Son, Ltd. 7,355

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.5% Value
Financials 6.5% - continued
54,236 Bank of New York Mellon
Corporation $ 8,478,714
692 Bank OZK 35,500
2,175 BankUnited, Inc. 101,464
1,370 Banner Corporation 96,462
1,368 Bar Harbor Bankshares 54,323
982 BayCom Corporation 29,637
15,636 Beacon Financial Corporation 492,690
17,180 Berkshire Hathaway, Inc.
a
8,788,257
63,765 BGC Group, Inc. 734,573
2,083 BlackRock, Inc. 2,271,282
1,339 Bladex, Inc. 78,398
568 Block, Inc.
a
46,144
5,422 Blue Owl Capital, Inc. 55,847
351 Bread Financial Holdings, Inc. 37,933
50,016 Bridgewater Bancshares, Inc.
a
1,024,328
14,080 Byline Bancorp, Inc. 552,922
426 C&F Financial Corporation
b
35,183
47,302 Capital One Financial Corporation 9,886,591
139 Cathay General Bancorp 8,783
82 Central Pacific Financial
Corporation 3,231
88,948 Charles Schwab Corporation 9,360,888
293 Chemung Financial Corporation 23,877
1,531 ChoiceOne Financial Services, Inc. 52,100
15,482 Chubb, Ltd. 5,429,228
51 Cincinnati Financial Corporation 9,062
11,669 Citigroup, Inc. 1,545,559
3,217 Citizens Financial Group, Inc. 230,498
342 Citizens Financial Services, Inc. 26,512
2,150 Civista Bancshares, Inc. 62,479
4,354 CNB Financial Corporation 152,825
5,589 CNO Financial Group, Inc. 307,898
1,517 Colony Bankcorp, Inc. 33,253
9,787 Columbia Banking System, Inc. 306,039
1,099 Commerce Bancshares, Inc. 65,138
118 Community Financial System, Inc. 7,648
3,949 Community Trust Bancorp, Inc. 309,799
6,702 ConnectOne Bancorp, Inc. 220,764
71 Corpay, Inc.
a
27,130
614 Cullen/Frost Bankers, Inc. 102,133
6,675 Customers Bancorp, Inc.
a
525,189
3,855 Dynex Capital, Inc. 48,997
1,203 Eagle Bancorp Montana, Inc. 28,186
8,964 East West Bancorp, Inc. 1,174,284
1,168 Eastern Bankshares, Inc. 26,817
447 Encore Capital Group, Inc.
a
42,054
5,695 Enova International, Inc.
a
1,447,327
667 Equity Bancshares, Inc. 33,804
9,869 Essent Group, Ltd. 650,959
564 Euronet Worldwide, Inc.
a
40,230
649 Evercore, Inc. 208,043
6,413 F.N.B. Corporation 121,206
1,810 Farmers & Merchants Bancorp,
Inc./Archbold, OH 60,382
2,026 Farmers National Banc
Corporation 32,132
8,251 Federal Agricultural Mortgage
Corporation 1,877,928
2,948 Federated Hermes, Inc. 176,762
978 Fidelity National Financial, Inc. 50,455
3,696 Fidelity National Information
Services, Inc. 165,470
3,658 Fifth Third Bancorp 206,677
3,363 Financial Institutions, Inc. 139,430
Shares Common Stock  46.5% Value
Financials 6.5% - continued
7,817 First American Financial
Corporation $ 586,197
689 First Bancorp/Puerto Rico 19,933
3,123 First Bank/Hamilton, NJ 57,869
3,126 First Busey Corporation 96,468
22 First Citizens BancShares, Inc./NC 48,106
516 First Financial Bankshares, Inc. 18,132
209 First Hawaiian, Inc. 5,808
8,342 First Horizon Corporation 213,889
2,335 First Merchants Corporation 100,732
1,124 First Mid-Illinois Bancshares, Inc. 58,549
202 FirstCash Holdings, Inc. 41,210
4,923 Fiserv, Inc.
a
265,547
1,051 Flagstar Bank NA 14,945
977 Flywire Corporation
a
15,642
307 Franklin Resources, Inc. 10,395
1,449 Fulton Financial Corporation 35,254
93,997 Genworth Financial, Inc.
a
923,991
788 Glacier Bancorp, Inc. 38,841
552 Global Life, Inc. 100,602
679 Global Payments, Inc. 57,090
4,858 Goosehead Insurance, Inc.
a
301,196
943 Hamilton Insurance Group, Ltd. 33,910
591 Hamilton Lane, Inc. 52,546
551 Hancock Whitney Corporation 42,427
10,462 Hanmi Financial Corporation 333,529
653 Hanover Bancorp, Inc. 17,138
326 Hanover Insurance Group, Inc. 75,837
2,205 Happen, Inc.
a
42,204
1,323 Hartford Insurance Group, Inc. 187,747
2,048 Hilltop Holdings, Inc. 80,773
1,182 Home BancShares, Inc. 36,725
3,815 Hometrust Bancshares, Inc. 195,290
3,630 Horizon Bancorp, Inc. 74,233
10,835 Houlihan Lokey, Inc. 1,359,684
168,850 Huntington Bancshares, Inc./OH 2,877,204
608 Independent Bank Corporation/MA 50,969
4,218 Independent Bank Corporation/MI 161,128
564 Interactive Brokers Group, Inc. 49,626
50,856 Intercontinental Exchange, Inc. 7,754,523
1,523 International Bancshares
Corporation 116,570
4,707 Invesco, Ltd. 139,327
1,590 Investar Holding Corporation 47,891
2,164 Jackson Financial, Inc. 264,614
1,963 Jefferies Financial Group, Inc. 107,180
61,472 JPMorgan Chase & Company 21,625,235
7,495 Kearny Financial Corporation/MD 71,877
5,774 Kemper Corporation 163,866
7,831 KeyCorp 176,902
1,480 Lazard, Inc. 62,722
2,026 Lincoln National Corporation 92,406
1,412 Loews Corporation 163,806
9,972 M&T Bank Corporation 2,456,004
6,177 Marex Group, Ltd. 401,011
142 Markel Group, Inc.
a
267,292
565 MarketAxess Holdings, Inc. 91,699
2,060 Marsh & McLennan Companies,
Inc. 390,761
4,160 Mastercard, Inc. 2,384,096
2,018 Mercury General Corporation 216,168
55,953 MetLife, Inc. 5,378,762
26,763 MGIC Investment Corporation 803,961
868 Miami International Holdings, Inc.
a
40,831
68,589 Morgan Stanley 14,432,497

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.5% Value
Financials 6.5% - continued
1,220 Morningstar, Inc. $ 234,935
29,226 Nasdaq, Inc. 2,752,797
879 National Bankshares, Inc. 35,687
1,912 NBT Bancorp, Inc. 100,667
3,156 Neptune Insurance Holdings, Inc.
a
100,077
1,893 NerdWallet, Inc.
a
17,037
14,607 NMI Holdings, Inc.
a
647,090
2,035 Northeast Community Bancorp,
Inc. 54,334
12,334 Northern Trust Corporation 2,247,131
2,720 Northpointe Bancshares, Inc. 47,600
5,865 Northwest Bancshares, Inc. 92,315
1,851 OFG Bancorp 97,844
89,700 Old National Bancorp 2,389,608
69,841 Old Republic International
Corporation 3,017,830
19,117 Old Second Bancorp, Inc. 483,469
2,566 OneMain Holdings, Inc. 160,580
6,914 Oportun Financial Corporation
a
38,304
319 Orange County Bancorp, Inc. 12,202
5,995 Orrstown Financial Services, Inc. 256,166
11,792 Oscar Health, Inc.
a
368,146
836 Palomar Holdings, Inc.
a
111,848
1,702 Parke Bancorp, Inc. 58,123
1,042 Paymentus Holdings, Inc.
a
35,532
2,277 PayPal Holdings, Inc. 130,267
1,308 PCB Bancorp 36,454
253 Peoples Bancorp of North
Carolina, Inc. 10,879
14,613 Pinnacle Financial Partners, Inc. 1,537,726
944 Piper Sandler Companies 71,555
411 PNC Financial Services Group,
Inc. 102,697
1,909 Popular, Inc. 334,476
2,491 Prosperity Bancshares, Inc. 186,501
3,274 Provident Financial Services, Inc. 80,802
2,202 Prudential Financial, Inc. 268,820
6,228 Radian Group, Inc. 242,830
1,034 RBB Bancorp 27,267
2,842 Regions Financial Corporation 87,960
5,899 Reinsurance Group of America,
Inc. 1,397,178
1,157 RenaissanceRe Holdings, Ltd. 370,217
309 Renasant Corporation 13,463
376 RLI Corporation 23,026
46,772 Robinhood Markets, Inc.
a
4,048,584
8,014 Rocket Companies, Inc.
a
103,381
47 S&P Global, Inc. 19,361
27,663 SEI Investments Company 2,848,736
431 Selective Insurance Group, Inc. 40,854
206 ServisFirst Bancshares, Inc. 18,437
12,069 Simmons First National
Corporation 284,708
12,573 SouthState Bank Corporation 1,321,297
1,103 Starwood Property Trust, Inc. 17,626
2,275 State Street Corporation 418,964
5,758 Stifel Financial Corporation 477,396
12,358 Stock Yards Bancorp, Inc. 1,051,666
4,943 StoneX Group, Inc.
a
378,486
208 Texas Capital Bancshares, Inc. 20,561
1,212 Third Coast Bancshares, Inc.
a
53,134
851 Timberland Bancorp, Inc./WA 38,150
4,025 Toast, Inc.
a
129,887
804 Tompkins Financial Corporation 80,271
2,415 Towne Bank/Portsmouth, VA 91,553
1,182 TPG RE Finance Trust, Inc. 9,421
Shares Common Stock  46.5% Value
Financials 6.5% - continued
1,081 TPG, Inc. $ 47,196
1,879 Tradeweb Markets, Inc. 188,839
42,765 Triumph Financial, Inc.
a
3,247,146
13,791 Truist Financial Corporation 714,925
5,142 U.S. Bancorp 323,997
1,146 UMB Financial Corporation 167,007
1,054 United Bankshares, Inc. 51,066
10,422 United Community Banks, Inc. 369,356
526 Unity Bancorp, Inc. 30,976
3,724 Universal Insurance Holdings, Inc. 162,776
771 Univest Financial Corporation 34,109
4,597 Unum Group 395,848
74,705 Valley National Bancorp 1,067,534
2,181 Virtu Financial, Inc. 128,090
27,390 Visa, Inc. 10,028,301
709 Voya Financial, Inc. 70,496
173,222 Wells Fargo & Company 14,975,042
2,974 WesBanco, Inc. 123,064
1,634 West Bancorporation, Inc. 45,834
3,581 Western Alliance Bancorp 288,235
8,540 Western Union Company 54,314
142 WEX, Inc.
a
26,548
10,126 Wintrust Financial Corporation 1,615,502
1,288 WisdomTree, Inc. 24,949
442 WSFS Financial Corporation 35,448
11,651 Zions Bancorp NA 812,075
Total 232,275,330
Health Care 5.4%
16,759 AbbVie, Inc. 4,205,503
3,292 Acadia Healthcare Company, Inc.
a
97,509
2,941 Adaptive Biotechnologies
Corporation
a
66,378
14,459 Agilent Technologies, Inc. 2,000,692
738 Agios Pharmaceuticals, Inc.
a
22,155
524 Align Technology, Inc.
a
88,640
38,011 Alignment Healthcare, Inc.
a
564,463
14,966 Amgen, Inc. 5,764,305
1,522 Anika Therapeutics, Inc.
a
29,344
2,310 Arcus Biosciences, Inc.
a
65,119
1,565 Argenx SE ADR
a
1,336,228
41,032 Avantor, Inc.
a
565,421
477 Azenta, Inc.
a
13,418
155 Becton, Dickinson and Company 25,671
25,061 BioLife Solutions, Inc.
a
783,908
14,333 BioMarin Pharmaceutical, Inc.
a
860,267
177 Bio-Rad Laboratories, Inc.
a
57,610
34,800 Boston Scientific Corporation
a
1,626,204
9,712 BridgeBio Pharma, Inc.
a
777,834
51,509 BrightSpring Health Services, Inc.
a
3,075,602
43,226 Bristol-Myers Squibb Company 2,823,090
303 Bruker Corporation 19,041
716 Cardinal Health, Inc. 164,701
16,842 Cencora, Inc. 5,243,588
2,557 Centene Corporation
a
159,097
917 Charles River Laboratories
International, Inc.
a
213,212
2,056 Chemed Corporation 1,094,306
27,390 Cigna Group 7,643,179
43,053 Concentra Group Holdings Parent,
Inc. 1,362,627
5,460 Cooper Companies, Inc.
a
394,867
6,620 CVS Health Corporation 691,327
27,188 Danaher Corporation 5,301,116
2,172 Denali Therapeutics, Inc.
a
49,999

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.5% Value
Health Care 5.4% - continued
5,367 Dentsply Sirona, Inc. $ 71,757
21,672 Dexcom, Inc.
a
1,808,528
3,106 Doximity, Inc.
a
64,946
2,824 Edwards Lifesciences Corporation
a
243,062
27,526 Elanco Animal Health, Inc.
a
725,861
766 Elevance Health, Inc. 287,893
9,267 Eli Lilly & Company 10,646,300
26,059 Encompass Health Corporation 2,894,373
3,916 Enovis Corporation
a
114,151
860 Envista Holdings Corporation
a
23,487
26,523 Exelixis, Inc.
a
1,406,515
6,214 Fortrea Holdings, Inc.
a
119,122
1,450 Fulcrum Therapeutics, Inc.
a
5,191
567 GE HealthCare Technologies, Inc. 38,567
7,917 GeneDx Holdings Corporation
a
515,476
35,544 Gilead Sciences, Inc. 4,628,184
1,511 Globus Medical, Inc.
a
119,052
10,146 Guardant Health, Inc.
a
1,643,551
6,937 Harmony Biosciences Holdings,
Inc.
a
244,460
502 Henry Schein, Inc.
a
43,047
170 Humana, Inc. 61,856
31,294 ICON plc
a
5,118,603
8,205 ICU Medical, Inc.
a
1,382,625
3,498 IDEXX Laboratories, Inc.
a
1,955,627
13,392 Illumina, Inc.
a
2,746,699
1,302 Innoviva, Inc.
a
27,303
1,659 Insmed, Inc.
a
163,577
2,815 Insulet Corporation
a
465,460
2,164 Integra LifeSciences Holdings
Corporation
a
36,031
12,990 Intuitive Surgical, Inc.
a
4,589,757
9,963 Ionis Pharmaceuticals, Inc.
a
515,785
1,163 IQVIA Holding, Inc.
a
273,328
5,331 Janux Therapeutics, Inc.
a
80,871
5,983 Jazz Pharmaceuticals, Inc.
a
1,512,861
62,680 Johnson & Johnson 16,068,018
355 Kiniksa Pharmaceuticals
International plc
a
26,391
28,492 Labcorp Holdings, Inc. 8,809,726
11,376 LivaNova plc
a
911,673
849 Medline, Inc.
a
33,349
6,985 Medpace Holdings, Inc.
a
4,031,113
29,315 Medtronic plc 2,503,208
111,611 Merck & Company, Inc. 14,531,752
352 Merit Medical Systems, Inc.
a
29,924
402 Mesa Laboratories, Inc. 40,526
1,496 Mettler-Toledo International, Inc.
a
2,118,785
6,223 Mirum Pharmaceuticals, Inc.
a
659,327
646 Moderna, Inc.
a
35,414
5,571 Natera, Inc.
a
1,491,691
7,497 Neogen Corporation
a
90,264
32,830 Neurocrine Biosciences, Inc.
a
5,476,044
424 Option Care Health, Inc.
a
9,765
18,510 Pfizer, Inc. 462,935
705 Prestige Consumer Healthcare,
Inc.
a
35,405
11,539 Progyny, Inc.
a
359,209
3,942 QIAGEN NV 163,199
185 Quest Diagnostics, Inc. 43,107
17,489 RadNet, Inc.
a
1,115,448
5,903 Regeneron Pharmaceuticals, Inc. 4,501,805
20,625 Repligen Corporation
a
2,908,331
551 Revolution Medicines, Inc.
a
103,329
951 Roivant Sciences, Ltd.
a
32,248
Shares Common Stock  46.5% Value
Health Care 5.4% - continued
72,723 Royalty Pharma plc $ 4,249,205
5,746 Sarepta Therapeutics, Inc.
a
85,386
12,865 Sotera Health Company
a
229,769
668 STERIS plc 152,571
5,291 Stryker Corporation 1,723,279
7,934 Tenet Healthcare Corporation
a
2,021,425
912 Thermo Fisher Scientific, Inc. 523,762
27,479 Twist Bioscience Corporation
a
2,515,702
9,917 UFP Technologies, Inc.
a
2,526,653
3,665 United Therapeutics Corporation
a
1,897,407
22,397 UnitedHealth Group, Inc. 9,281,317
1,250 Vaxcyte, Inc.
a
67,600
7,248 Veeva Systems, Inc.
a
1,476,997
16,014 Vericel Corporation
a
736,003
16,468 Viatris, Inc. 289,178
503 Viemed Healthcare, Inc.
a
5,870
5,585 Vir Biotechnology, Inc.
a
48,366
274 Waters Corporation
a
103,383
69,856 Waystar Holding Corporation
a
1,474,660
5,709 West Pharmaceutical Services,
Inc. 1,946,541
970 Xenon Pharmaceuticals, Inc.
a
60,790
57,233 Zimmer Biomet Holdings, Inc. 5,375,896
Total 195,144,073
Industrials 6.8%
9,258 3M Company 1,632,000
11,449 AAON, Inc. 1,019,648
5,583 Acuity, Inc. 1,833,401
23,525 Advanced Drainage Systems, Inc. 3,257,742
1,372 AECOM 99,319
244 AGCO Corporation 24,927
26,437 Allegheny Technologies, Inc.
a
4,955,351
7,497 Allegion plc 1,180,028
361 Allison Transmission Holdings, Inc. 41,349
91,801 Amentum Holdings, Inc.
a
2,037,982
442 American Superconductor
Corporation
a
12,982
15,249 AMETEK, Inc. 3,685,836
2,874 APi Group Corporation
a
114,040
9,757 Applied Industrial Technologies,
Inc. 3,368,214
2,164 Armstrong World Industries, Inc. 377,964
7,623 Atmus Filtration Technologies, Inc. 393,575
2,831 Axon Enterprise, Inc.
a
1,494,089
272 AZZ, Inc. 39,364
22,118 Badger Infrastructure Solutions,
Ltd. 1,402,008
38,332 Barrett Business Services, Inc. 1,496,481
2,156 Bloom Energy Corporation
a
443,726
1,282 Brady Corporation 120,854
1,354 BrightView Holdings, Inc.
a
17,656
92 Brink's Company 10,897
900 Broadridge Financial Solutions,
Inc. 138,555
2,666 Builders FirstSource, Inc.
a
177,129
4,396 BWX Technologies, Inc. 741,605
7,548 C.H. Robinson Worldwide, Inc. 1,115,066
117 CACI International, Inc.
a
58,237
7,456 Caterpillar, Inc. 6,075,223
18,221 CECO Environmental Corporation
a
1,200,582
14,403 Clean Harbors, Inc.
a
4,506,411
632,705 CNH Industrial NV 6,485,226
1,303 Concentrix Corporation
b
32,054
6,475 Construction Partners, Inc.
a
669,191

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.5% Value
Industrials 6.8% - continued
36,298 Copart, Inc.
a
$ 1,056,998
3,959 CRA International, Inc. 708,780
11,497 Crane Company 2,454,150
5,855 CSW Industrials, Inc. 1,867,335
210,029 CSX Corporation 10,585,462
1,677 Cummins, Inc. 1,063,553
4,629 Curtiss-Wright Corporation 3,351,396
73,915 Delta Air Lines, Inc. 6,463,128
2,454 Donaldson Company, Inc. 231,265
102 Dycom Industries, Inc.
a
40,909
9,300 Eaton Corporation plc 3,861,360
8,169 EMCOR Group, Inc. 6,514,206
981 Enerpac Tool Group Corporation 35,061
554 EnerSys 103,072
4,392 EnPro, Inc. 1,378,737
802 Equifax, Inc. 138,441
1,976 ESCO Technologies, Inc. 623,013
2,574 ExlService Holdings, Inc.
a
87,336
161,399 Fastenal Company 7,700,346
5,812 Federal Signal Corporation 726,209
2,490 Ferguson Enterprises, Inc. 583,482
81,865 Flowserve Corporation 6,220,921
13,030 Fluor Corporation
a
653,715
887 Fortive Corporation 52,519
2,493 Fortune Brands Innovations, Inc. 122,805
7,445 FTAI Aviation, Ltd. 1,533,670
3,362 Gates Industrial Corporation, Ltd.
a
94,069
198 GATX Corporation 35,416
4,190 GE Vernova, Inc. 4,149,315
129 Generac Holdings, Inc.
a
25,427
21,081 General Dynamics Corporation 8,082,877
24,827 General Electric Company 8,939,458
2,440 Genpact, Ltd. 85,815
5,313 Graco, Inc. 421,746
586 HEICO Corporation 150,766
20,150 Helios Technologies, Inc. 1,569,886
6,083 Herc Holdings, Inc. 913,302
50,792 Hexcel Corporation 5,229,036
21,804 Honeywell Aerospace, Inc.
a
4,507,759
16,750 Honeywell International, Inc. 4,071,087
15,644 Howmet Aerospace, Inc. 4,415,675
82 Hubbell, Inc. 38,749
196 Huntington Ingalls Industries, Inc. 63,984
9,273 IDEX Corporation 2,136,963
2,730 IES Holdings, Inc.
a
2,032,594
648 Ingersoll Rand, Inc. 54,030
1,814 Innodata, Inc.
a
113,974
1,136 ITT Corporation 222,633
26,701 Jacobs Solutions, Inc. 3,602,766
20,298 JB Hunt Transport Services, Inc. 5,515,981
7,713 Johnson Controls International plc 1,131,189
6,322 Kirby Corporation
a
829,067
1,253 Knight-Swift Transportation
Holdings, Inc. 87,121
17,258 Korn Ferry 1,419,816
20,026 L3Harris Technologies, Inc. 5,548,404
409 Landstar System, Inc. 71,481
425 Leidos Holdings, Inc. 49,130
20,003 Limbach Holdings, Inc.
a
1,434,215
13,952 Lincoln Electric Holdings, Inc. 3,645,797
375 Liquidity Services, Inc.
a
14,617
16,363 Louisiana-Pacific Corporation 1,185,172
1,877 Lyft, Inc.
a
29,769
463 Masco Corporation 33,095
26 MasTec, Inc.
a
6,841
Shares Common Stock  46.5% Value
Industrials 6.8% - continued
498 Maximus, Inc. $ 30,004
1,518 McGrath RentCorp 174,798
22,445 Mercury Systems, Inc.
a
2,179,410
1,573 Middleby Corporation
a
210,121
1,429 Midera Food Processing, Inc.
a
68,521
3,483 MillerKnoll, Inc. 78,437
8,040 Modine Manufacturing Company
a
1,616,522
7,517 Moog, Inc. 2,930,502
10,669 Mueller Industries, Inc. 708,528
26,870 Mueller Water Products, Inc. 678,199
80 MYR Group, Inc.
a
26,658
1,471 Nextpower, Inc.
a
132,199
101 Nordson Corporation 30,076
46,791 NPK International, Inc.
a
584,420
7,737 nVent Electric plc 1,190,183
1,622 NWPX Infrastructure, Inc.
a
199,636
11,960 Old Dominion Freight Line, Inc. 2,537,194
1,600 OPENLANE, Inc.
a
63,616
3,165 Otis Worldwide Corporation 227,722
717 Owens Corning, Inc. 99,591
6,251 Parker-Hannifin Corporation 6,104,289
457 Paychex, Inc. 53,396
536 Paylocity Holding Corporation
a
73,912
1,118 Pentair plc 73,162
2,874 Powell Industries, Inc. 599,746
1,046 Proto Labs, Inc.
a
78,502
5,110 Quanta Services, Inc. 3,410,210
5,462 RBC Bearings, Inc.
a
3,011,255
733 Regal Rexnord Corporation 150,434
3,777 Republic Services, Inc. 795,247
7,833 Rockwell Automation, Inc. 3,760,467
18,730 RTX Corporation 4,031,071
723 Ryder System, Inc. 185,392
952 Saia, Inc.
a
330,944
751 Science Applications International
Corporation 87,965
3,062 Sensata Technologies Holding plc 141,740
332 SkyWest, Inc.
a
35,514
396 SPX Technologies, Inc.
a
86,970
4,789 SS&C Technologies Holdings, Inc. 368,992
3,452 Standex International Corporation 1,023,518
1,062 Stanley Black & Decker, Inc. 100,444
431 Sterling Construction Company,
Inc.
a
257,208
728 Sunbelt Rentals Holdings, Inc. 52,358
11,057 Terex Corporation 694,822
2,516 Tetra Tech, Inc. 83,431
524 Textron, Inc. 44,676
16,070 Timken Company 2,210,429
24,253 Toro Company 2,228,123
153 Trane Technologies plc 69,607
10,101 Transcat, Inc.
a
862,322
1,236 Trex Company, Inc.
a
53,593
44,405 Uber Technologies, Inc.
a
3,124,336
527 U-Haul Holding Company
a
37,370
18,160 UL Solutions, Inc. 1,664,182
1,588 United Airlines Holdings, Inc.
a
192,672
1,869 United Rentals, Inc. 2,017,137
697 Upwork, Inc.
a
6,385
2,178 V2X, Inc.
a
196,543
4,596 Valmont Industries, Inc. 2,213,893
2,639 Veralto Corporation 248,515
13,097 Verisk Analytics, Inc. 2,551,950
1,258 Verra Mobility Corporation
a
6,655
7,541 Vertiv Holdings Company 1,821,679

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.5% Value
Industrials 6.8% - continued
2,184 Vestis Corporation
a
$ 31,581
24 Vicor Corporation
a
4,977
1,013 Wabtec Corporation 294,641
98 Watts Water Technologies, Inc. 33,887
3,749 WESCO International, Inc. 1,287,744
6,596 Willdan Group, Inc.
a
452,024
3,853 Woodward, Inc. 1,389,970
234 XPO, Inc.
a
47,027
2,091 Xylem, Inc. 244,584
2,601 Zurn Elkay Water Solutions
Corporation 131,377
Total 243,200,808
Information Technology 11.8%
4,711 Adobe, Inc.
a
1,179,682
22,371 Advanced Micro Devices, Inc.
a
10,651,952
1,309 Akamai Technologies, Inc.
a
150,771
1,126 Ambarella, Inc.
a
96,836
4,087 Amkor Technology, Inc. 203,819
62,745 Amphenol Corporation 10,083,122
10,321 Analog Devices, Inc. 3,792,039
146,924 Apple, Inc. 45,386,293
21,893 Applied Materials, Inc. 11,114,419
49,423 Arista Networks, Inc.
a
8,913,438
1,601 Arrow Electronics, Inc.
a
346,729
146 Astera Labs, Inc.
a
45,440
734 Atlassian Corporation
a
74,145
8,066 Autodesk, Inc.
a
1,889,057
3,494 Avnet, Inc. 310,407
805 Blackbaud, Inc.
a
34,454
56,410 Broadcom, Inc. 21,959,285
12,484 Cadence Design Systems, Inc.
a
4,244,810
13,776 CCC Intelligent Solutions Holdings,
Inc.
a
83,896
2,367 Celestica, Inc.
a
784,518
823 Circle Internet Group, Inc.
a
51,528
1,438 Cirrus Logic, Inc.
a
186,005
131,164 Cisco Systems, Inc. 15,213,712
6,362 Clear Secure, Inc. 351,437
7,534 Cloudflare, Inc.
a
2,101,835
26,304 Cognex Corporation 1,716,073
1,409 Cognizant Technology Solutions
Corporation 77,988
3,803 Coherent Corporation
a
999,771
16,022 Cohu, Inc.
a
768,896
245 CommVault Systems, Inc.
a
28,861
19,456 Crane NXT Company 1,010,739
7,166 Credo Technology Group Holding,
Ltd.
a
1,483,290
1,120 CrowdStrike Holdings, Inc.
a
213,763
106 CTS Corporation 6,797
14,123 Datadog, Inc.
a
3,784,540
10,503 DigitalOcean Holdings, Inc.
a
1,234,103
779 Diodes, Inc.
a
64,127
11,256 DocuSign, Inc.
a
617,166
1,726 Enphase Energy, Inc.
a
64,794
327 Entegris, Inc. 38,929
1,206 EPAM Systems, Inc.
a
127,305
2,679 Everforth, Inc.
a
76,191
454 F5, Inc.
a
182,767
6,468 Fabrinet
a
2,816,232
3,242 Figma, Inc.
a
78,845
2,820 Flex, Ltd.
a
320,775
27,635 Fortinet, Inc.
a
4,475,488
3,761 Globant SA
a
137,653
Shares Common Stock  46.5% Value
Information Technology 11.8% - continued
551 GoDaddy, Inc.
a
$ 45,590
36,392 GPGI, Inc. 480,374
24,707 Guidewire Software, Inc.
a
3,753,982
7,594 Hewlett Packard Enterprise
Company 363,753
381 HubSpot, Inc.
a
90,434
676 Ichor Holdings, Ltd.
a
50,883
3,722 Ingram Micro Holding Corporation 104,998
855 Insight Enterprises, Inc.
a
110,235
14,282 Intel Corporation
a
1,288,236
2,553 InterDigital, Inc. 778,218
11,612 International Business Machines
Corporation 2,597,024
1,969 Intuit, Inc. 622,342
13,438 IPG Photonics Corporation
a
1,143,036
76,890 JFrog, Ltd.
a
6,135,053
7,843 Keysight Technologies, Inc.
a
2,502,544
45,301 Knowles Corporation
a
1,657,564
1,377 Kulicke and Soffa Industries, Inc. 122,828
32,069 Lam Research Corporation 9,396,858
17,060 Lattice Semiconductor
Corporation
a
2,120,046
10,222 Littelfuse, Inc. 4,519,453
697 Lumentum Holdings, Inc.
a
497,616
5,903 MACOM Technology Solutions
Holdings, Inc.
a
1,484,250
7,981 Manhattan Associates, Inc.
a
1,527,244
290 MaxLinear, Inc.
a
19,378
2,701 Microchip Technology, Inc. 200,657
13,935 Micron Technology, Inc. 11,468,923
119,095 Microsoft Corporation 55,345,828
5,187 MKS, Inc. 1,542,873
247 MongoDB, Inc.
a
83,358
3,666 Monolithic Power Systems, Inc. 5,227,826
2,929 Motorola Solutions, Inc. 1,276,312
957 Napco Security Technologies, Inc. 35,486
391 NetApp, Inc. 69,794
1,879 NetScout Systems, Inc.
a
76,419
248,774 Nokia Oyj ADR 2,273,794
4,338 Novanta, Inc.
a
618,382
30,614 Nutanix, Inc.
a
1,806,532
304,452 NVIDIA Corporation 61,118,739
1,317 NXP Semiconductors NV 301,804
1,303 Okta, Inc.
a
184,935
1,360 ON Semiconductor Corporation
a
110,990
15,167 Onto Innovation, Inc.
a
3,921,883
16,461 Oracle Corporation 2,137,790
33,723 Palantir Technologies, Inc.
a
4,149,952
1,292 PC Connection, Inc. 108,166
33,077 Pegasystems, Inc. 1,010,502
5,876 Plexus Corporation
a
1,476,874
798 PTC, Inc.
a
109,486
279 Q2 Holdings, Inc.
a
16,983
1,180 Qnity Electronics, Inc. 154,792
48,025 Qualcomm, Inc. 7,088,970
14,355 Rambus, Inc.
a
1,306,736
217 Rigetti Computing, Inc.
a
3,244
7,524 Rogers Corporation
a
928,988
570 Roper Industries, Inc. 223,423
158,872 SailPoint, Inc.
a
2,664,283
2,277 Salesforce, Inc. 419,014
85,290 Samsung Electronics Company,
Ltd. 14,845,136
1,092 SanDisk Corporation
a
1,326,594
413 Sanmina Corporation
a
76,636

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.5% Value
Information Technology 11.8% - continued
32,038 ServiceNow, Inc.
a
$ 3,563,587
3,470 SiTime Corporation
a
1,857,144
1,910 Skyworks Solutions, Inc.
b
118,955
11,232 Snowflake, Inc.
a
3,294,121
5,077 Synopsys, Inc.
a
1,973,735
13,049 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 5,275,058
42,122 TD SYNNEX Corporation 10,770,595
263 TE Connectivity plc 54,096
160 Teledyne Technologies, Inc.
a
104,891
1,210 Tenable Holdings, Inc.
a
39,494
803 Teradyne, Inc. 295,255
13,976 Texas Instruments, Inc. 3,853,742
2,843 Trimble, Inc.
a
160,857
11,869 TTM Technologies, Inc.
a
1,370,157
328 Twilio, Inc.
a
64,731
321 Tyler Technologies, Inc.
a
99,382
1,569 Unity Software, Inc.
a
49,753
921 Varonis Systems, Inc.
a
36,794
598 VeriSign, Inc. 173,432
1,118 ViaSat, Inc.
a
86,008
3,100 Vistance Networks, Inc.
a
36,394
4,417 Vontier Corporation 141,918
1,626 Western Digital Corporation 885,910
1,427 Workday, Inc.
a
228,805
7,780 Zebra Technologies Corporation
a
2,285,920
1,916 Zoom Communications, Inc.
a
184,070
835 Zscaler, Inc.
a
126,252
Total 421,829,821
Materials 1.6%
2,019 Air Products and Chemicals, Inc. 595,383
536 Albemarle Corporation 63,055
21,607 Alcoa Corporation 977,933
1,840 Amcor plc 82,579
6,433 American Vanguard Corporation
a
15,375
22,912 Amrize, Ltd. 1,120,626
1,134 AngloGold Ashanti plc 89,949
7,800 AptarGroup, Inc. 1,044,888
21,351 Ashland, Inc. 1,550,296
227 Avery Dennison Corporation 38,529
3,291 Avient Corporation 119,529
12,099 Balchem Corporation 2,027,248
3,392 Ball Corporation 220,141
21,481 Celanese Corporation 960,630
2,210 Century Aluminum Company
a
98,942
49,076 CF Industries Holdings, Inc. 6,143,824
8,793 Cleveland-Cliffs, Inc.
a
101,295
12,112 Coeur Mining, Inc. 180,590
1,512 Commercial Metals Company 103,905
49 Compass Minerals International,
Inc.
a
1,438
76,515 Constellium SE
a
2,125,587
2,819 Corteva, Inc. 221,883
45,047 Crown Holdings, Inc. 5,308,789
7,155 Dow, Inc. 216,725
148 DuPont de Nemours, Inc. 20,276
25,147 Eastman Chemical Company 1,759,033
6,882 Ecolab, Inc. 1,910,650
30,719 Ecovyst, Inc.
a
370,471
52,120 Element Solutions, Inc. 1,914,368
17,977 Freeport-McMoRan, Inc. 1,125,899
5,772 Graphic Packaging Holding
Company 61,934
Shares Common Stock  46.5% Value
Materials 1.6% - continued
18,477 Greif, Inc. $ 1,599,184
5,512 Hecla Mining Company 77,829
1,150 Ingevity Corporation
a
84,076
55,570 International Paper Company 2,268,923
140,171 Ivanhoe Mines, Ltd.
a
1,006,899
1,263 Kaiser Aluminum Corporation 201,676
7,401 Linde plc 3,540,490
2,261 LyondellBasell Industries NV 140,363
7,561 Magnera Corporation
a
100,183
2,486 Martin Marietta Materials, Inc. 1,305,498
1,060 Minerals Technologies, Inc. 80,814
5,606 Mosaic Company 124,005
10,837 Newmont Corporation 1,015,535
32,665 Nucor Corporation 8,404,378
1,747 O-I Glass, Inc.
a
12,491
2,688 Orion SA 18,144
259 Packaging Corporation of America 63,673
1,418 Perimeter Solutions, Inc.
a
43,405
1,376 PPG Industries, Inc. 152,076
413 Reliance, Inc. 167,719
996 Royal Gold, Inc. 197,557
990 RPM International, Inc. 105,999
376 Scotts Miracle-Gro Company 24,696
1,155 Sensient Technologies Corporation 142,839
1,303 Smurfit WestRock plc 59,899
30,197 Solstice Advanced Materials, Inc. 1,816,953
1,600 Sonoco Products Company 90,176
5,304 SSR Mining, Inc.
a
135,888
11,637 Steel Dynamics, Inc. 2,923,913
629 Stepan Company 40,344
1,434 TriMas Corporation 57,260
119 Vulcan Materials Company 31,960
Total 56,606,615
Real Estate 1.4%
14,356 Agree Realty Corporation 1,116,897
3,271 Alexandria Real Estate Equities,
Inc. 168,293
2,419 Alpine Income Property Trust, Inc. 48,815
9,011 Americold Realty Trust, Inc. 126,965
19,404 AvalonBay Communities, Inc. 3,601,576
11,165 Brixmor Property Group, Inc. 351,809
925 Broadstone Net Lease, Inc. 19,804
10,971 CareTrust REIT, Inc. 460,124
41,907 CBRE Group, Inc.
a
6,152,367
6,934 CoStar Group, Inc.
a
199,422
12,414 Cousins Properties, Inc. 391,662
76,568 Crown Castle, Inc. 5,842,138
3,617 Curbline Properties Corporation 110,825
1,326 Cushman & Wakefield, Ltd.
a
17,795
2,410 Digital Realty Trust, Inc. 454,333
7,752 Easterly Government Properties,
Inc. 188,839
16,081 EPR Properties 998,148
1,050 Equinix, Inc. 1,070,244
17,341 Equity Lifestyle Properties, Inc. 1,128,379
72,553 Essential Properties Realty Trust,
Inc. 2,270,183
242 Essex Property Trust, Inc. 68,762
8,588 Extra Space Storage, Inc. 1,271,368
622 Federal Realty Investment Trust 77,184
76,926 Fermi, Inc.
a
437,709
38,598 First Industrial Realty Trust, Inc. 2,541,292
543 Forestar Group, Inc.
a
15,285
2,302 FrontView REIT, Inc. 46,823

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.5% Value
Real Estate 1.4% - continued
5,004 Gaming and Leisure Properties,
Inc. $ 224,129
9,163 Getty Realty Corporation 312,825
173,390 Healthcare Realty Trust, Inc. 3,642,924
4,260 Host Hotels & Resorts, Inc. 107,054
5,770 Hudson Pacific Properties, Inc. 79,453
32,028 Independence Realty Trust, Inc. 532,626
31,548 Industrial Logistics Properties Trust 271,628
10,441 Innovative Industrial Properties,
Inc. 614,035
8,720 InvenTrust Properties Corporation 308,775
8,794 Iron Mountain, Inc. 1,075,682
8,701 Jones Lang LaSalle, Inc.
a
3,089,116
2,466 Kimco Realty Corporation 62,834
127 Lamar Advertising Company 20,315
1,145 Macerich Company 29,587
49,070 Medical Properties Trust, Inc. 227,194
38,545 Millrose Properties, Inc. 1,078,489
215 National Health Investors, Inc. 16,480
25,256 NetSTREIT Corporation 541,741
889 NNN REIT, Inc. 42,245
384 Omega Healthcare Investors, Inc. 19,442
7,360 Outfront Media, Inc. 234,563
11,605 Park Hotels & Resorts, Inc. 174,771
3,602 Piedmont Realty Trust, Inc.
a
34,903
1,704 Postal Realty Trust, Inc. 39,260
5,920 Rayonier, Inc. REIT 128,938
1,714 Realty Income Corporation 109,473
850 Regency Centers Corporation 68,247
11,841 RLJ Lodging Trust 145,052
525 Ryman Hospitality Properties 70,166
31,828 Sabra Health Care REIT, Inc. 673,799
9,176 Safehold, Inc. 148,468
988 SBA Communications Corporation 178,808
4,627 Service Properties Trust 37,155
4,856 Simon Property Group, Inc. 1,113,821
5,544 STAG Industrial, Inc. 212,113
6,264 Sunstone Hotel Investors, Inc. 73,727
59,832 Tanger, Inc. 2,432,769
27,563 Terreno Realty Corporation 1,974,889
2,419 Ventas, Inc. 226,201
16,890 VICI Properties, Inc. 445,052
1,147 WP Carey, Inc. 84,419
4,909 Xenia Hotels & Resorts, Inc. 101,027
4,589 Zillow Group, Inc., Class C
a
156,301
Total 50,337,537
Utilities 1.6%
17,697 Alliant Energy Corporation 1,252,594
4,085 American States Water Company 349,839
385 American Water Works Company,
Inc. 51,655
1,346 Artesian Resources Corporation 46,235
7,978 Avista Corporation 322,710
2,688 Black Hills Corporation 191,412
2,187 California Water Service Group 109,591
30,385 CenterPoint Energy, Inc. 1,277,385
9,714 Clearway Energy, Inc., Class C 308,225
1,296 Consolidated Edison, Inc. 141,070
30,023 Constellation Energy Corporation 7,888,543
300 DTE Energy Company 42,561
59,080 Duke Energy Corporation 7,410,404
49,468 Edison International 3,629,467
80,116 Entergy Corporation 8,622,084
44,912 Evergy, Inc. 3,728,145
Shares Common Stock  46.5% Value
Utilities 1.6% - continued
9,060 Eversource Energy $ 648,605
8,557 Exelon Corporation 392,082
5,399 FirstEnergy Corporation 260,826
1,136 H2O America
b
69,671
4,159 National Fuel Gas Company 342,327
4,840 New Jersey Resources
Corporation 280,188
27,649 NiSource, Inc. 1,228,445
711 OGE Energy Corporation 33,666
1,782 Otter Tail Corporation 157,564
71,360 PG&E Corporation 1,240,237
20,510 Pinnacle West Capital Corporation 2,071,305
61,034 Portland General Electric
Company 3,010,807
1,657 PPL Corporation 58,343
2,704 Public Service Enterprise Group,
Inc. 207,343
10,945 Spire, Inc. 874,068
83,489 UGI Corporation 3,015,623
3,907 Unitil Corporation 210,744
45,972 Vistra Energy Corporation 6,812,591
419 Xcel Energy, Inc. 32,766
Total 56,319,121
Total Common Stock
(cost $1,221,114,211) 1,668,550,695
Shares
Registered Investment
Companies   36.3% Value
U.S. Affiliated   35.7%
5,693,000 Thrivent Core Emerging Markets
Equity Fund 83,231,664
2,632,453 Thrivent Global Stock Fund, Class
S 85,502,088
16,514,567 Thrivent International Equity Fund,
Class S 236,488,602
5,562,050 Thrivent International Large Cap
ETF 142,109,821
204,091 Thrivent International Small Cap
ETF 4,738,952
11,367,034 Thrivent Large Cap Growth Fund,
Class S 285,994,566
4,667,549 Thrivent Large Cap Value Fund,
Class S 175,966,601
2,680,961 Thrivent Mid Cap Stock Fund,
Class S 106,916,706
3,654,322 Thrivent Mid Cap Value ETF 65,110,151
1,939,860 Thrivent Small Cap Stock Fund,
Class S 72,492,557
702,830 Thrivent Small Cap Value ETF 22,570,542
Total 1,281,122,250
U.S. Unaffiliated   0.6%
7,242 Invesco QQQ Trust Series 1
b
4,982,424
2,151 iShares Biotechnology ETF 400,968
1,078 iShares Russell 2000 Growth ETF 399,582
2,110 iShares Semiconductor ETF 1,065,318
12,894 State Street SPDR S&P 500 ETF
Trust 9,632,205
3,558 State Street SPDR S&P 600 Small
Cap Growth ETF 409,953

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  36.3% Value
U.S. Unaffiliated   0.6%  - continued
17,750 State Street SPDR S&P Biotech
ETF $ 2,609,427
Total 19,499,877
Total Registered Investment
Companies (cost $780,747,484) 1,300,622,127
Principal
Amount Long-Term Fixed Income 2.6% Value
Commercial Mortgage-Backed Securities <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 1,240,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
c
1,246,730
Total 1,246,730
Mortgage-Backed Securities 1.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
480,917 2.000%,  5/1/2051 380,784
746,594 2.500%,  5/1/2051 618,103
512,738 4.000%,  5/1/2052 472,250
160,829 5.000%,  7/1/2053 156,878
1,112,637 5.500%,  7/1/2053 1,110,921
722,104 5.000%,  8/1/2053 707,346
1,651,588 5.500%,  9/1/2053 1,658,326
47,799 5.500%,  9/1/2055 47,654
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
103,275 2.500%,  7/1/2030 99,710
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
397,944 3.000%,  8/1/2038 373,331
522,197 3.500%,  5/1/2040 488,806
369,098 2.500%,  4/1/2042 324,914
1,488,149 5.000%,  10/1/2045 1,451,148
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
680,213 3.000%,  1/1/2052 586,723
174,208 2.000%,  2/1/2051 137,934
102,789 2.000%,  2/1/2051 81,386
579,006 2.500%,  2/1/2051 482,507
1,166,856 5.500%,  2/1/2055 1,167,681
1,188,466 2.000%,  3/1/2051 935,218
1,452,538 4.000%,  3/1/2051 1,346,822
236,354 2.000%,  3/1/2052 187,952
739,062 3.000%,  3/1/2052 637,592
764,343 5.500%,  3/1/2055
d
760,391
271,522 3.000%,  4/1/2051 232,356
590,717 5.500%,  4/1/2054 593,127
481,771 3.000%,  5/1/2050 412,324
207,097 2.000%,  5/1/2051 163,100
351,734 3.000%,  5/1/2051 307,764
998,945 2.000%,  6/1/2050 788,736
292,443 3.000%,  6/1/2050 256,994
351,115 4.000%,  6/1/2052 322,037
121,006 5.000%,  6/1/2053 118,220
595,255 2.500%,  7/1/2051 498,051
Principal
Amount Long-Term Fixed Income  2.6% Value
Mortgage-Backed Securities 1.3% - continued
$ 450,718 3.500%,  7/1/2051 $ 404,696
238,485 4.000%,  7/1/2052 218,736
498,097 3.500%,  8/1/2050 449,368
4,300,969 2.500%,  8/1/2051 3,529,864
700,349 3.500%,  8/1/2052 621,957
576,970 4.500%,  8/1/2052 545,235
2,948,541 4.500%,  8/1/2052 2,787,916
1,010,458 5.000%,  8/1/2053 986,882
981,293 6.000%,  8/1/2054 1,014,517
3,525,000 2.500%,  8/1/2056
d
2,873,387
173,399 3.500%,  9/1/2052 155,231
342,333 3.500%,  9/1/2052 307,496
748,969 5.000%,  9/1/2052 728,851
2,553,476 4.500%,  9/1/2053 2,419,143
878,101 4.500%,  9/1/2053 833,314
882,449 4.000%,  10/1/2052 813,545
209,496 2.000%,  11/1/2051 165,869
253,860 3.500%,  11/1/2052 228,406
851,094 2.000%,  12/1/2050 674,508
708,239 2.500%,  12/1/2051 590,041
991,276 4.500%,  12/1/2052 941,499
1,625,000 6.000%,  8/1/2041
d
1,642,894
400,000 4.000%,  8/1/2048
d
365,119
225,000 4.500%,  8/1/2048
d
211,259
4,175,000 5.000%,  8/1/2048
d
4,028,733
550,000 3.500%,  8/1/2049
d
487,846
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
254,650 3.500%,  7/1/2061 223,109
452,469 4.000%,  12/1/2061 407,838
Total 46,564,345
U.S. Government & Agencies 1.3%
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 989,453
2,850,000 4.000%,  11/15/2052 2,321,414
3,240,000 1.375%,  11/15/2040 2,016,647
1,800,000
4.625%,  2/15/2046 1,658,250
2,291,000 2.500%,  5/15/2046 1,503,021
U.S. Treasury Notes
2,000,000 3.875%,  5/31/2027 1,996,075
4,000,000 3.500%,  9/30/2027 3,968,906
1,490,000 2.250%,  11/15/2027 1,453,565
200,000 0.750%,  1/31/2028 189,969
4,500,000 2.875%,  5/15/2028 4,392,949
3,000,000 4.125%,  7/31/2028 2,991,328
3,700,000 4.375%,  8/31/2028 3,706,504
2,400,000 4.125%,  3/31/2029 2,388,000
5,300,000 3.625%,  9/30/2030 5,144,727
125,000 0.875%,  11/15/2030 107,935
1,500,000 3.750%,  1/31/2031 1,459,453
1,500,000 3.875%,  4/30/2031 1,465,195
4,800,000 2.875%,  5/15/2032 4,407,938
4,000,000 3.375%,  5/15/2033 3,726,406
400,000 4.250%,  8/15/2035 387,297
Total 46,275,032
Total Long-Term Fixed Income
(cost $99,463,929) 94,086,107

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
e
Private Equity Funds 2.6% Value
Secondary  2.6%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,f
$ 14,610,142
__ ASF IX, LP
*,a,f
11,781,569
__ ASF VIII Sidecar (Cayman), LP
*,a,f
3,912,428
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,f
14,218,637
__ LCP X (Offshore), LP
*,a,f
22,005,656
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,f
23,227,359
__ StepStone Secondary
Opportunities Fund VI Offshore,
LP
*,a,f
2,071,477
Total 91,827,268
Total Private Equity Funds
(cost $64,456,138) 91,827,268
Shares
Collateral Held for Securities
Loaned 0.2% Value
6,028,125 Thrivent Cash Management Trust 6,028,125
Total Collateral Held for
Securities Loaned
(cost $6,028,125) 6,028,125
Shares or
Principal
Amount Short-Term Investments 11.8% Value
Federal Home Loan Bank Discount
Notes
8,900,000 3.615%, 8/21/2026
g,h
8,881,336
4,900,000 3.620%, 8/26/2026
g,h
4,887,278
500,000 3.634%, 8/28/2026
g,h
498,602
4,500,000 3.630%, 9/4/2026
g,h
4,484,031
300,000 3.660%, 9/9/2026
g,h
298,783
900,000 3.650%, 9/11/2026
g,h
896,167
1,300,000 3.677%, 9/18/2026
g,h
1,293,542
200,000 3.713%, 9/23/2026
g,h
198,905
1,900,000 3.700%, 10/1/2026
g,h
1,887,942
2,100,000 3.690%, 10/14/2026
g,h
2,083,878
1,000,000 3.710%, 10/16/2026
g,h
992,118
10,800,000 3.800%, 10/21/2026
g,h
10,709,349
800,000 3.700%, 10/26/2026
g,h
792,876
Federal Home Loan Mortgage
Corporation Discount Notes
800,000 3.695%, 10/14/2026
g,h
793,858
State Street Institutional U.S.
Government Money Market
Fund
155,524,619 3.619%
g
155,524,619
Thrivent Core Short-Term Reserve
Fund
23,111,014 3.970% 231,110,139
Total Short-Term Investments
(cost $425,260,984) 425,333,423
Total Investments (cost
$2,597,070,871) 100.0% $3,586,447,745
Other Assets and Liabilities, Net
(<0.1%) (792,200)
Total Net Assets 100.0% $3,585,655,545
a Non-income producing security.
b All or a portion of the security is on loan.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Private equity fund partnerships do not issue shares.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Aggressive Allocation Fund as of July 31, 2026 was
$91,827,268 or 2.56% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 10,962,896
ASF IX, LP  3/18/2024 9,295,173
ASF VIII Sidecar (Cayman), LP  6/28/2024 3,011,911
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 10,528,000
LCP X (Offshore), LP  10/25/2023 13,538,526
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 17,119,632
StepStone Secondary
Opportunities Fund VI
Offshore, LP  7/9/2026 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Aggressive Allocation Fund as of
July 31, 2026:
Securities Lending Transactions
Common Stock $ 5,952,014
Total lending $5,952,014
Gross amount payable upon return of
collateral for securities loaned $6,028,125
Net amounts due to counterparty $76,111

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 112,723,636 110,642,745 2,080,891 –
Consumer Discretionary 168,878,084 168,878,084 – –
Consumer Staples 53,670,293 53,670,293 – –
Energy 77,565,377 77,565,377 – –
Financials 232,275,330 232,275,330 – –
Health Care 195,144,073 195,144,073 – –
Industrials 243,200,808 243,200,808 – –
Information Technology 421,829,821 406,984,685 14,845,136 –
Materials 56,606,615 56,606,615 – –
Real Estate 50,337,537 50,337,537 – –
Utilities 56,319,121 56,319,121 – –
Registered Investment Companies
U.S. Affiliated 1,197,890,586 1,197,890,586 – –
U.S. Unaffiliated 19,499,877 19,499,877 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 1,246,730 – 1,246,730 –
Mortgage-Backed Securities 46,564,345 – 46,564,345 –
U.S. Government & Agencies 46,275,032 – 46,275,032 –
Private Equity Funds
Secondary 91,827,268 – – 91,827,268
Short-Term Investments 194,223,284 155,524,619 38,698,665 –
Subtotal Investments in Securities $3,266,077,817 $3,024,539,750 $149,710,799 $91,827,268
Other Investments  * Total
Affiliated Short-Term Investments 231,110,139
U.S. Affiliated Registered Investment Cos. 83,231,664
Collateral Held for Securities Loaned 6,028,125
Subtotal Other Investments $320,369,928
Total Investments at Value $3,586,447,745
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,968,144 5,968,144 – –
Total Asset Derivatives $5,968,144 $5,968,144 $– $–
Liability Derivatives
Futures Contracts 3,228,409 3,228,409 – –
Total Liability Derivatives $3,228,409 $3,228,409 $– $–

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
07/31/2026
Private Equity Funds
 Secondary $71,928,500 $-  $11,627,845 $12,147,385 ($3,876,462)  $- $-  $91,827,268
Total  $71,928,500 $-   $11,627,845 $12,147,385 ($3,876,462)  $- $- $91,827,268
Investments in Securities
Ending Value
07/31/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $91,827,268
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $91,827,268
The following table presents Aggressive Allocation Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling
$39,044,665 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 22 September 2026 $ 2,398,233 ( $ 22,233)
CBOT 5-Yr. U.S. Treasury Note 47 September 2026 5,013,885 (32,986)
CME E-mini Russell 2000 Index 18 September 2026 2,677,489 (33,289)
CME E-mini S&P 500 Index 1,258 September 2026 469,226,580 3,734,245
CME E-mini S&P Mid-Cap 400 Index 6 September 2026 2,292,635 (28,895)
ICE mini MSCI EAFE Index 861 September 2026 135,166,328 1,831,687
ICE US mini MSCI Emerging Markets Index 410 September 2026 35,687,433 (2,020,283)
Total Futures Long Contracts $ 652,462,583 $ 3,428,246
CME E-mini Russell 2000 Index (1,361) September 2026 ( $ 200,205,393) $ 274,493
CME E-mini S&P Mid-Cap 400 Index (48) September 2026 (18,237,639) 127,719
Eurex Euro STOXX 50 Index (441) September 2026 (31,389,668) (1,090,723)
Total Futures Short Contracts ( $ 249,832,700) ($688,511)
Total Futures Contracts $ 402,629,883 $2,739,735

Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $67,232 $2,179 $– $83,232 5,693 2.3%
Global Stock, Class S 75,914 7,832 – 85,502 2,632 2.4
International Equity, Class S 200,759 13,694 – 236,489 16,515 6.6
International Large Cap ETF
1
114,751 24,588 – 142,110 5,562 4.0
International Small Cap ETF – 4,762 – 4,739 204 0.1
Large Cap Growth, Class S 285,064 8,432 – 285,995 11,367 8.0
Large Cap Value, Class S 147,789 8,020 – 175,967 4,668 4.9
Mid Cap Stock, Class S 88,420 10,059 – 106,917 2,681 3.0
Mid Cap Value ETF
2
– 55,632 – 65,110 3,654 1.8
Small Cap Stock, Class S 60,633 1,448 – 72,492 1,940 2.0
Small Cap Value ETF
3
18,047 2,135 0 22,570 703 0.6
Total Affiliated Registered Investment
Companies 1,058,609 1,281,123 35.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 293,378 166,020 228,340 231,110 23,111 6.4
Total Affiliated Short-Term Investments 293,378 231,110 6.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   614 217,929 212,515 6,028 6,028 0.2
Total Collateral Held for Securities Loaned 614 6,028 0.2
Total Value $1,352,601 $1,518,261
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $13,821 $– $2,179
Global Stock, Class S – 1,756 6,578 1,254
International Equity, Class S – 22,036 8,040 5,653
International Large Cap ETF
1
– 2,771 12,370 6,919
International Small Cap ETF – (23) – –
Large Cap Growth, Class S – (7,501) 8,431 –
Large Cap Value, Class S – 20,158 6,138 1,882
Mid Cap Stock, Class S – 8,438 9,631 427
Mid Cap Value ETF
2
– 9,478 – 66
Small Cap Stock, Class S – 10,411 1,200 248
Small Cap Value ETF
3
– 2,388 1,729 459
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 52 – – 7,746
Total Income/Non Cash Income from Affiliated Investments $26,833
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total $52 $83,733 $54,117
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.
2 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
3 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 34.1% Value
Asset-Backed Securities 5.0%
522 Funding CLO, Ltd.
$ 400,000
5.503%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 400,062
Acacia, LLC
400,000
5.440%,  7/15/2041, Ser.
2026-1, Class A
a
399,823
Anchorage Capital CLO 20, Ltd.
250,000
6.929%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
246,590
Anchorage Capital CLO 21, Ltd.
250,000
5.629%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
250,053
Avis Budget Rental Car Funding
AESOP, LLC
275,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
275,251
500,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
484,689
Balboa Bay Loan Funding, Ltd.
300,000
5.979%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
300,063
Barings CLO, Ltd.
400,000
5.629%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
400,048
Battalion CLO XI, Ltd.
500,000
5.725%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
492,927
Battalion CLO XIV, Ltd.
575,000
5.729%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
575,014
Battalion CLO XXI, Ltd.
900,000
5.753%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
900,055
Business Jet Securities, LLC
241,502
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
240,319
Capital Four US CLO V, Ltd.
600,000
5.624%,  (TSFR3M +
1.900%), 7/15/2037, Ser.
2026-5A, Class C
a,b
599,867
College Avenue Student Loans,
LLC
36,705
5.489%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
*,b
37,074
Columbia Cent CLO 33, Ltd.
450,000
5.679%,  (TSFR3M +
1.950%), 4/20/2037, Ser.
2024-33A, Class CR
a,b
450,674
Dryden 72 CLO, Ltd.
325,000
5.301%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
325,153
Principal
Amount Long-Term Fixed Income  34.1% Value
Asset-Backed Securities 5.0% - continued
Federal National Mortgage
Association - REMIC
$ 375,000
7.776%,  (SOFR30A +
4.160%), 8/25/2026, Ser.
2026-69, Class MF
b
$ 362,511
FirstLight Issuer, LLC
500,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
a
496,729
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
479,393
425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
424,216
500,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
483,953
HOMES Trust
675,300
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,c
667,024
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
428,479
HPS Loan Management, Ltd.
400,000
5.553%,  (TSFR3M +
1.800%), 4/15/2037, Ser.
2024-19A, Class CR
a,b
400,289
Kennedy Lewis CLO 3, Ltd.
350,000
5.129%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
348,802
LCM 41, Ltd.
950,000
7.353%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
925,459
LEDN Issuer Trust
250,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
249,878
Lightpath Fiber Issuer, LLC
550,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
544,758
MetroNet Infrastructure Issuer, LLC
550,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
549,154
175,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
172,127
Octagon Investment Partners 50,
Ltd.
700,000
5.753%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
700,106
Pagaya AI Debt Grantor Trust
58,496
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
58,508
94,185
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
94,329
300,000
5.241%,  12/15/2033, Ser.
2026-3, Class A2
a
299,656
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
47,984
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
48,005
Palmer Square Loan Funding, Ltd.
500,000
5.603%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
497,500

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.1% Value
Asset-Backed Securities 5.0% - continued
$ 250,000
5.253%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
$ 250,025
250,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
250,231
525,000
5.394%,  (TSFR3M +
1.700%), 7/15/2034, Ser.
2026-1A, Class B
a,b
525,624
Park Blue CLO, Ltd.
500,000
5.909%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
500,890
Point Broadband Funding, LLC
750,000
5.996%,  8/20/2056, Ser.
2026-1A, Class A2
a,d
753,281
PPM CLO 3, Ltd.
300,000
5.800%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
300,089
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
400,273
Rockford Tower CLO, Ltd.
575,000
5.679%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
576,753
500,000
5.653%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
500,139
Sculptor CLO XXVIII, Ltd.
500,000
5.679%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
500,013
Signal Peak CLO 1, Ltd.
300,000
5.700%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
299,399
Sixth Street CLO XI, Ltd.
400,000
5.660%,  (TSFR3M +
1.850%), 4/25/2037, Ser.
2018-11A, Class CR2
a,b
401,927
Sunnova Hestia II Issuer, LLC
307,823
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,e
294,507
Symphony CLO XX, Ltd.
500,000
6.793%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
502,076
TCW CLO, Ltd.
450,000
5.610%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,848
VERDE CLO, Ltd.
500,000
6.953%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
502,059
Veros Auto Receivables Trust
92,865
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
93,068
Zayo Issuer, LLC
425,000
5.546%,  4/20/2056, Ser.
2026-1A, Class A2
a
420,469
Principal
Amount Long-Term Fixed Income  34.1% Value
Asset-Backed Securities 5.0% - continued
$ 525,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
$ 514,876
Total 22,645,085
Basic Materials <0.1%
FMC Corporation
32,000 8.450%,  11/1/2055
b
24,069
Peabody Energy Corporation,
Convertible
57,000 0.500%,  6/1/2031
a
50,531
Total 74,600
Capital Goods 0.3%
Array Technologies, Inc.,
Convertible
60,000 1.000%,  12/1/2028 53,972
81,000 2.875%,  7/1/2031
f
81,283
BWX Technologies, Inc.,
Convertible
298,000 Zero Coupon,  11/1/2030
a
287,173
Fluor Corporation, Convertible
156,000 1.125%,  8/15/2029 201,864
Granite Construction, Inc.,
Convertible
103,000 3.250%,  6/15/2030 169,435
Greenbrier Companies, Inc.,
Convertible
105,000 2.875%,  4/15/2028 118,828
JBT Marel Corporation,
Convertible
156,000 0.375%,  9/15/2030
a
156,624
Mirion Technologies, Inc.,
Convertible
85,000 0.250%,  6/1/2030
a
82,663
78,000 Zero Coupon,  10/1/2031
a
67,088
Patrick Industries, Inc., Convertible
71,000 1.750%,  12/1/2028 97,838
Total 1,316,768
Collateralized Mortgage Obligations 6.4%
A&D Mortgage Trust
125,946
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
126,448
280,027
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
281,168
ACRA Trust
399,099
5.573%,  6/25/2066, Ser.
2026-NQM1, Class A1
a,b
397,764
263,879
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
263,633
Archwest Mortgage Trust
300,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,c
297,709
Banc of America Alternative Loan
Trust
192,465
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 170,936
Banc of America Mortgage
Securities Trust
17,595
5.038%,  9/25/2035, Ser.
2005-H, Class 2A1
b
15,680
44,337
5.592%,  9/25/2035, Ser.
2005-H, Class 3A1
b
42,494

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.1% Value
Collateralized Mortgage Obligations 6.4% -
continued
Bellemeade Re, Ltd.
$ 170,000
6.116%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
$ 170,624
BRAVO Residential Funding Trust
326,876
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,c
322,741
Builder Circle Mortgage Trust
400,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a
401,965
CFST Mortgage Trust
350,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
350,620
Chase Home Lending Mortgage
Trust
425,000
5.500%,  4/25/2057, Ser.
2026-6, Class A5
a,b
405,897
CHNGE Mortgage Trust
156,241
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
151,495
89,835
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
89,532
281,708
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
280,821
79,466
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
79,198
CIM Trust
275,626
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
274,702
Citigroup Mortgage Loan Trust,
Inc.
74,033
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 72,808
119,257
4.896%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
107,955
COLT Mortgage Loan Trust
218,318
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
218,535
CSMC Trust
169,695
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
145,085
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
99,114
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 87,130
Federal Home Loan Mortgage
Corporation - REMIC
463,515
4.000%,  1/25/2051, Ser.
5249, Class LA 454,165
500,000
5.250%,  2/25/2055, Ser.
5508, Class AY 489,470
877,237
1.500%,  3/25/2051, Ser.
5092, Class IC
g
70,004
450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 435,448
325,000
5.000%,  5/25/2055, Ser.
5537, Class KM 310,174
395,246
7.616%,  (SOFR30A +
4.000%), 8/25/2026, Ser.
5567, Class MB
b
400,038
226,500
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 183,803
Principal
Amount Long-Term Fixed Income  34.1% Value
Collateralized Mortgage Obligations 6.4% -
continued
$ 371,763
5.000%,  9/25/2054, Ser.
5473, Class HL $ 365,723
830,834
2.000%,  12/25/2050, Ser.
5051, Class WI
g
106,864
7,013
3.000%,  5/15/2027, Ser.
4046, Class GI
g
31
143,538
3.500%,  10/15/2032, Ser.
4119, Class KI
g
9,388
94,728
3.000%,  4/15/2033, Ser.
4203, Class DI
g
2,986
282,005
5.500%,  1/25/2046, Ser.
5617, Class AZ 278,055
Federal Home Loan Mortgage
Corporation STRIPS
242,676
3.500%,  8/15/2035, Ser.
345, Class C8
g
20,512
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 439,571
619,722
5.000%,  4/25/2055, Ser.
2025-15, Class BD 592,454
550,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 544,762
325,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 308,959
373,162
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 347,441
584,135
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
77,215
27,295
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
207
13,273
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
75
72,923
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
699
45,744
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
365
20,375
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
189
38,570
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
281
40,244
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
422
46,768
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
740
139,435
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
9,368
Flagstar Mortgage Trust
108,700
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
96,942
GCAT Trust
337,133
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
344,192
236,737
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
219,154
360,036
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
361,499
GMAC Mortgage Corporation
Loan Trust
71,353
3.851%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
62,782

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.1% Value
Collateralized Mortgage Obligations 6.4% -
continued
$ 8,591
4.339%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
$ 3,820
GMACM Mortgage Loan Trust
32,801
3.326%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
16,237
GS Mortgage-Backed Securities
Trust
431,685
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
a,c
423,649
355,190
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
353,579
Home Re, Ltd.
173,908
8.216%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
176,925
HTAP Issuer Trust
248,159
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
245,800
434,756
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
433,466
IndyMac INDA Mortgage Loan
Trust
418,147
3.443%,  8/25/2036, Ser.
2006-AR1, Class A1
b
320,766
J.P. Morgan Alternative Loan Trust
51,936
4.776%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
38,306
J.P. Morgan Mortgage Trust
164,004
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
138,896
182,227
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
179,925
283,697
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
279,582
55,622
4.943%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
36,493
LHOME Mortgage Trust
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,c
500,630
Merrill Lynch Alternative Note
Asset Trust
244,884
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 70,098
MFA Trust
312,682
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,c
313,088
Morgan Stanley Residential
Mortgage Loan Trust
395,110
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,c
387,592
473,387
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,c
469,778
325,466
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
323,076
MortgageIT Securities Corporation
Mortgage Loan Trust
461,791
4.299%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
408,196
NYMT Loan Trust
432,660
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,c
428,575
Principal
Amount Long-Term Fixed Income  34.1% Value
Collateralized Mortgage Obligations 6.4% -
continued
PMT Loan Trust
$ 232,011
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
$ 232,954
Point Securitization Trust
575,000
5.250%,  7/25/2056, Ser.
2026-2, Class A1
a
557,348
PRET, LLC
461,702
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,c
457,856
610,033
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,c
608,842
391,872
5.693%,  5/25/2056, Ser.
2026-NPL6, Class A1
a,c
390,822
325,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
325,230
PRKCM Trust
169,793
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
169,215
152,790
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
152,881
PRPM, LLC
223,060
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
219,572
275,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
263,436
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
289,566
325,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,c
319,214
401,522
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
401,659
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
300,265
416,916
6.299%,  6/25/2031, Ser.
2026-4, Class A1
a,c
416,994
Radnor Re, Ltd.
110,419
6.516%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
110,620
RCO IX Mortgage, LLC
162,283
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
162,172
212,046
5.765%,  5/25/2031, Ser.
2026-2, Class A1
a,c
211,182
Residential Accredit Loans, Inc.
Trust
59,824
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 52,780
51,792
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 42,454
Residential Asset Securitization
Trust
76,119
4.255%,  1/25/2034, Ser.
2004-IP1, Class A1
b
72,929
Residential Funding Mortgage
Security I Trust
128,560
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 102,769
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
400,122

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.1% Value
Collateralized Mortgage Obligations 6.4% -
continued
Saluda Grade Alternative
Mortgage Trust
$ 147,276
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
$ 146,762
576,786
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
575,909
Sequoia Mortgage Trust
350,000
5.901%,  3/25/2054, Ser.
2024-2, Class A13
a,b
347,448
500,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
457,126
300,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
279,333
SG Residential Mortgage Trust
400,000
5.505%,  8/25/2066, Ser.
2026-5, Class A1
a,b
399,133
Splitero Trust
400,000
5.750%,  6/25/2056, Ser.
2026-1, Class A1
a,c
394,322
Structured Adjustable Rate
Mortgage Loan Trust
35,460
4.431%,  7/25/2035, Ser.
2005-15, Class 4A1
b
31,283
Triangle Re, Ltd.
49,467
7.016%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
49,616
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
550,256
Unlock HEA Trust
282,823
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
282,141
233,107
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
232,139
343,917
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
341,750
Velocity Commercial Capital Loan
Trust
165,591
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
166,594
173,774
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
174,758
172,961
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
175,137
Verus Securitization Trust
395,367
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,c
395,582
196,038
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
172,356
VOLT C, LLC
352,795
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
352,904
VOLT CVI, LLC
280,082
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
280,375
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
402,132
Total 29,305,333
Principal
Amount Long-Term Fixed Income  34.1% Value
Commercial Mortgage-Backed Securities 0.5%
AMSR Trust
$ 250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
$ 234,154
BANK
2,189,105
0.623%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
95,804
600,000
4.319%,  5/15/2061, Ser.
2018-BN12, Class AS
b
579,031
BBCMS Mortgage Trust
2,227,179
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
124,716
500,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
498,527
PFP, Ltd.
550,000
4.990%,  (TSFR1M +
1.320%), 12/18/2043, Ser.
2026-14, Class A
a,b
550,630
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
250,663
Total 2,333,525
Communications Services 0.1%
Bell Telephone Company of
Canada
31,500 7.000%,  9/15/2055
b
31,751
Cable One, Inc., Convertible
52,000 1.125%,  3/15/2028 22,880
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,b
44,822
31,500 7.125%,  4/15/2055
b
31,791
Snap, Inc., Convertible
55,000 0.125%,  3/1/2028 50,534
201,000 0.500%,  5/1/2030 165,524
TELUS Corporation
28,000 6.625%,  10/15/2055
b,f
27,909
Verizon Communications, Inc.
60,000 6.200%,  5/14/2056
b
58,719
Vodafone Group plc
69,000 7.000%,  4/4/2079
b
70,863
Total 504,793
Consumer Cyclical 0.3%
Burlington Stores, Inc., Convertible
54,000 1.250%,  12/15/2027 97,956
Compass, Inc., Convertible
213,000 0.250%,  4/15/2031
a
221,989
Cracker Barrel Old Country Store,
Inc., Convertible
14,000 1.750%,  9/15/2030 14,865
DraftKings Holdings, Inc.,
Convertible
292,000 Zero Coupon,  3/15/2028 270,481
EZCORP, Inc., Convertible
65,000 3.750%,  12/15/2029
a
177,170
General Motors Financial
Company, Inc.
20,000 5.750%,  9/30/2027
b,h
19,842
13,500 5.700%,  9/30/2030
b,h
13,287
Live Nation Entertainment, Inc.,
Convertible
80,000 3.125%,  1/15/2029 136,120
50,000 2.875%,  1/15/2030 57,825

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.1% Value
Consumer Cyclical 0.3% - continued
$ 95,000 2.875%,  10/15/2031
a
$ 102,479
Marriott Vacations Worldwide
Corporation, Convertible
115,000 3.250%,  12/15/2027 112,872
Meritage Homes Corporation,
Convertible
32,000 1.750%,  5/15/2028 31,632
Uber Technologies, Inc.,
Convertible
74,000 Zero Coupon,  5/15/2028 82,732
101,000 0.875%,  12/1/2028 119,028
Wayfair, Inc., Convertible
49,000 3.250%,  9/15/2027 68,527
Total 1,526,805
Consumer Non-Cyclical 0.3%
Chefs' Warehouse, Inc.,
Convertible
64,000 2.375%,  12/15/2028 170,195
CVS Health Corporation
31,000 6.750%,  12/10/2054
b
31,940
Envista Holdings Corporation,
Convertible
28,000 1.750%,  8/15/2028 27,830
Integer Holdings Corporation,
Convertible
43,000 2.125%,  2/15/2028 61,021
265,000 1.875%,  3/15/2030 278,833
Jazz Investments I, Ltd.,
Convertible
172,000 3.125%,  9/15/2030 302,806
LCI Industries, Convertible
129,000 3.000%,  3/1/2030
f
141,707
Post Holdings, Inc., Convertible
125,000 2.500%,  8/15/2027 130,500
Spectrum Brands, Inc.,
Convertible
79,000 3.375%,  6/1/2029 82,263
Winnebago Industries, Inc.,
Convertible
76,000 3.250%,  1/15/2030 70,224
Zoetis, Inc., Convertible
124,000 0.250%,  6/15/2029
a
113,646
Total 1,410,965
Energy 0.2%
BP Capital Markets plc
50,000 4.875%,  3/22/2030
b,h
48,844
55,000 6.450%,  12/1/2033
b,h
56,463
Civeo Corporation, Convertible
26,000 4.500%,  8/1/2031
a
26,546
Crescent Energy Company,
Convertible
198,000 2.750%,  3/15/2031
a
209,385
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
56,116
52,000 7.625%,  1/15/2083
b
55,998
Energy Transfer, LP
34,000 8.000%,  5/15/2054
b
35,682
17,000 7.125%,  5/15/2030
b,h
17,448
Northern Oil and Gas, Inc.,
Convertible
189,000 3.625%,  4/15/2029 187,446
Principal
Amount Long-Term Fixed Income  34.1% Value
Energy 0.2% - continued
Phillips 66 Company
$ 38,000 6.200%,  3/15/2056
b
$ 37,811
TransCanada PipeLines, Ltd.
53,000 6.375%,  10/17/2056
b
53,160
TransCanada Trust
75,000 5.875%,  8/15/2076
b
74,973
UGI Corporation, Convertible
40,000 5.000%,  6/1/2028 54,964
Venture Global LNG, Inc.
80,000 9.000%,  9/30/2029
a,b,h
79,678
Total 994,514
Financials 0.9%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
40,922
American Express Company
50,000 3.550%,  9/15/2026
b,h
49,875
Arbor Realty Trust, Inc.,
Convertible
9,000 6.250%,  7/1/2029
a
8,491
Bank of America Corporation
70,000 6.125%,  4/27/2027
b,h
70,386
Bank of New York Mellon
Corporation
75,000 5.950%,  12/20/2030
b,h
75,221
Bank of Nova Scotia
49,000 6.875%,  10/27/2085
b
48,653
Boston Properties, LP, Convertible
70,000 2.000%,  10/1/2030
a
68,425
Capital One Financial Corporation
45,000 3.950%,  9/1/2026
b,h
44,900
Charles Schwab Corporation
120,000 6.100%,  6/1/2031
b,h
118,369
CHL Mortgage Pass-Through Trust
3,927
6.056%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
4,148
150,821
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 59,161
Citigroup, Inc.
54,000 7.625%,  11/15/2028
b,h
56,041
34,000 7.125%,  8/15/2029
b,h
34,579
32,000 6.950%,  2/15/2030
b,h
32,282
76,000 6.625%,  2/15/2031
b,h
76,345
45,000 7.000%,  8/15/2034
b,f,h
46,001
49,000 6.875%,  12/29/2049
b,h
49,473
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,f,h
54,825
43,000 6.750%,  10/6/2031
b,h
42,639
Coinbase Global, Inc., Convertible
106,000 Zero Coupon,  10/1/2029
a
91,372
99,000 0.250%,  4/1/2030 87,884
145,000 Zero Coupon,  10/1/2032
a
111,250
COPT Defense Properties, LP,
Convertible
21,000 5.250%,  9/15/2028
a
27,596
Core Scientific, Inc., Convertible
41,000 3.000%,  9/1/2029
a
84,042
44,000 Zero Coupon,  6/15/2031
a
55,097
Corebridge Financial, Inc.
31,000 6.375%,  9/15/2054
b
30,420
39,000 6.875%,  12/15/2052
b
39,448

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.1% Value
Financials 0.9% - continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 156,584
4.619%,  11/25/2035, Ser.
2005-22, Class 2A1
b
$ 130,751
Credit Suisse Group AG
26,000 7.250%,  N/A
*,i
6,240
36,000 7.500%,  N/A
*,i
8,640
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,h
60,449
Digital Realty Trust, LP, Convertible
71,000 1.875%,  11/15/2029
a
77,141
Encore Capital Group, Inc.,
Convertible
64,000 4.000%,  3/15/2029 97,280
Federal Realty OP, LP, Convertible
31,000 3.250%,  1/15/2029
a
34,115
Goldman Sachs Group, Inc.
48,000 3.650%,  8/10/2026
b,h
47,945
60,000 6.500%,  8/10/2031
b,h
59,549
31,000 6.125%,  11/10/2034
b,f,h
30,569
Hartford Insurance Group, Inc.
23,000
6.038%,  (TSFR3M +
2.387%), 2/12/2047
a,b
22,770
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
25,000 3.750%,  8/15/2028
a,f
36,312
Healthcare Realty Holdings, LP,
Convertible
44,000 3.000%,  1/15/2032
a
45,936
Hercules Capital, Inc., Convertible
7,000 4.750%,  9/1/2028
a
6,878
Huntington Bancshares, Inc./OH
31,000 4.450%,  10/15/2027
b,h
30,514
Huntington Bank Auto Credit-
Linked Notes
138,002
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
138,471
JPMorgan Chase & Company
31,000 6.500%,  4/1/2030
b,h
31,476
Kimco Realty OP, LLC, Convertible
37,000 3.500%,  6/15/2031
a
37,722
Kite Realty Group, LP, Convertible
10,000 0.750%,  4/1/2027
a
12,200
22,000 3.250%,  4/15/2032
a
21,868
Lincoln National Corporation
13,000
6.268%,  (TSFR3M +
2.619%), 8/17/2026
b
11,274
M&T Bank Corporation
82,000 3.500%,  9/1/2026
b,h
81,516
MetLife, Inc.
32,000 6.350%,  3/15/2055
b
32,461
40,000 5.875%,  3/15/2028
b,f,h
40,234
51,000 6.400%,  12/15/2036 51,450
Nippon Life Insurance Company
105,000 5.950%,  4/16/2054
a,b
105,119
Pebblebrook Hotel Trust,
Convertible
100,000 1.625%,  1/15/2030
a
131,900
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,h
42,294
45,000 6.250%,  3/15/2030
b,h
45,470
Principal
Amount Long-Term Fixed Income  34.1% Value
Financials 0.9% - continued
Provident Financing Trust I
$ 36,000 7.405%,  3/15/2038 $ 37,100
Prudential Financial, Inc.
39,000 6.750%,  3/1/2053
b
40,381
40,000 6.250%,  6/15/2056
b
39,624
36,000 3.700%,  10/1/2050
b
33,234
Realty Income Corporation,
Convertible
54,000 3.500%,  1/15/2029
a
55,944
Rexford Industrial Realty, LP,
Convertible
36,000 4.375%,  3/15/2027
a
35,867
25,000 4.125%,  3/15/2029
a
24,713
Royal Bank of Canada
50,000 6.750%,  8/24/2085
b
50,678
Shift4 Payments, Inc., Convertible
160,000 0.500%,  8/1/2027 152,602
Starwood Property Trust, Inc.,
Convertible
86,000 6.750%,  7/15/2027 86,817
State Street Corporation
27,000 6.700%,  3/15/2029
b,h
27,602
Sumisho Air Lease Corporation
52,000 8.256%,  9/15/2026
b,h
52,128
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
81,565
Tanger Properties, LP, Convertible
16,000 2.375%,  1/15/2031
a,f
17,376
Terawulf, Inc., Convertible
28,000 2.750%,  2/1/2030
a
63,596
27,000 1.000%,  9/1/2031
a
44,615
27,000 Zero Coupon,  5/1/2032
a
32,185
Truist Financial Corporation
39,000 5.100%,  3/1/2030
b,h
38,661
41,000 6.250%,  6/15/2031
b,h
40,610
Wells Fargo & Company
56,000 7.625%,  9/15/2028
b,h
58,588
Welltower OP, LLC, Convertible
69,000 2.750%,  5/15/2028
a
168,636
33,000 3.125%,  7/15/2029
a
60,836
Total 4,229,747
Mortgage-Backed Securities 13.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
200,977 2.000%,  1/1/2052 159,129
1,722,547 6.000%,  1/1/2055 1,781,105
1,555,404 2.500%,  5/1/2051 1,287,714
1,070,619 3.500%,  5/1/2052 956,396
866,350 4.000%,  5/1/2052 797,940
1,057,451 5.000%,  7/1/2053 1,031,470
600,471 5.500%,  7/1/2053 599,544
171,025 5.000%,  8/1/2053 167,529
330,318 5.500%,  9/1/2053 331,665
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
570,728 2.500%,  7/1/2030 551,030
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,600,000 5.000%,  8/1/2041
d
4,577,337

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.1% Value
Mortgage-Backed Securities 13.3% - continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 816,308 3.500%,  5/1/2040 $ 764,110
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,107,001 3.000%,  1/1/2052 1,817,411
316,741 2.000%,  2/1/2051 250,790
205,577 2.000%,  2/1/2051 162,772
1,232,935 2.500%,  2/1/2051 1,009,974
1,071,161 2.500%,  2/1/2051 892,639
1,766,192 2.000%,  3/1/2051 1,389,838
1,016,777 4.000%,  3/1/2051 942,775
2,217,187 3.000%,  3/1/2052 1,912,777
1,812,584 5.500%,  3/1/2055
d
1,803,213
1,509,433 2.000%,  4/1/2051 1,188,717
1,442,462 3.000%,  4/1/2051 1,234,393
977,738 5.500%,  4/1/2054 981,728
379,679 2.000%,  5/1/2051 299,018
686,718 3.000%,  5/1/2051 600,873
718,923 3.000%,  6/1/2050 631,778
295,676 4.000%,  6/1/2052 271,189
322,683 5.000%,  6/1/2053 315,254
1,707,441 2.500%,  7/1/2051 1,428,621
684,423 3.500%,  7/1/2051 614,538
822,419 2.500%,  8/1/2050 687,024
1,378,069 3.500%,  8/1/2050 1,243,253
1,647,879 3.500%,  8/1/2052 1,463,427
970,861 4.500%,  8/1/2052 917,972
1,531,955 4.500%,  8/1/2052 1,447,694
222,301 5.000%,  8/1/2053 217,114
725,000 2.500%,  8/1/2056
d
590,980
462,397 3.500%,  9/1/2052 413,948
1,117,086 3.500%,  9/1/2052 1,003,407
170,220 5.000%,  9/1/2052 165,648
782,517 4.500%,  9/1/2053 741,350
229,070 4.500%,  9/1/2053 217,386
1,458,743 4.000%,  10/1/2052 1,344,841
384,076 2.000%,  11/1/2051 304,094
605,357 3.500%,  11/1/2052 544,660
1,513,057 2.000%,  12/1/2050 1,199,125
2,826,973 4.500%,  12/1/2052 2,685,015
1,500,000 6.000%,  8/1/2041
d
1,516,518
2,775,000 5.500%,  8/1/2042
d
2,746,155
1,000,000 4.000%,  8/1/2048
d
912,797
1,000,000 4.500%,  8/1/2048
d
938,928
6,750,000 5.000%,  8/1/2048
d
6,513,520
650,000 3.500%,  8/1/2049
d
576,545
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
700,287 3.500%,  7/1/2061 613,550
765,717 4.000%,  12/1/2061 690,187
Total 60,448,405
Technology 0.9%
Akamai Technologies, Inc.,
Convertible
37,000 0.375%,  9/1/2027 43,993
40,000 1.125%,  2/15/2029 47,140
69,000 Zero Coupon,  5/15/2030
a
64,411
36,000 Zero Coupon,  5/15/2032
a
32,706
75,000 0.250%,  5/15/2033 107,325
Principal
Amount Long-Term Fixed Income  34.1% Value
Technology 0.9% - continued
Amkor Technology, Inc.,
Convertible
$ 287,000 Zero Coupon,  7/15/2031
a
$ 265,905
Applied Digital Corporation,
Convertible
50,000 2.750%,  6/1/2030 149,000
Avnet, Inc., Convertible
43,000 1.750%,  9/1/2030
a
60,114
Block, Inc., Convertible
25,000 0.250%,  11/1/2027 23,718
Ciena Corporation, Convertible
312,000 Zero Coupon,  9/15/2031
a
294,216
CoreWeave, Inc., Convertible
48,000 1.750%,  12/1/2031
a
45,091
115,000 1.750%,  10/1/2032
a
100,682
Euronet Worldwide, Inc.,
Convertible
65,000 0.625%,  10/1/2030
a
58,663
Global Payments, Inc., Convertible
115,000 1.500%,  3/1/2031 106,030
InterDigital, Inc., Convertible
20,000 3.500%,  6/1/2027 78,900
Lumentum Holdings, Inc.,
Convertible
24,000 0.500%,  6/15/2028 130,176
38,000 0.375%,  3/15/2032
a
147,691
Microchip Technology, Inc.,
Convertible
52,000 Zero Coupon,  2/15/2030
a
55,406
68,000 0.750%,  6/1/2030
f
70,316
MKS, Inc., Convertible
134,000 1.250%,  6/1/2030 274,365
ON Semiconductor Corporation,
Convertible
68,000 Zero Coupon,  5/1/2027 107,998
76,000 0.500%,  3/1/2029 85,842
91,000 Zero Coupon,  5/1/2031
a
84,630
Progress Software Corporation,
Convertible
136,000 3.500%,  3/1/2030 135,007
Semtech Corporation, Convertible
33,000 1.625%,  11/1/2027 103,901
97,000 Zero Coupon,  10/15/2030
a
143,075
Synaptics, Inc., Convertible
127,000 0.750%,  12/1/2031
f
169,418
Viavi Solutions, Inc., Convertible
69,000 0.625%,  3/1/2031
a
193,157
Vishay Intertechnology, Inc.,
Convertible
194,000 2.250%,  9/15/2030
f
273,928
Western Digital Corporation,
Convertible
22,000 3.000%,  11/15/2028
f
316,166
Ziff Davis, Inc., Convertible
3,000 1.750%,  11/1/2026
f
2,963
65,000 3.625%,  3/1/2028
a
65,468
Total 3,837,401
U.S. Government & Agencies 5.3%
U.S. Treasury Bonds
200,000 4.250%,  2/15/2054 169,812
2,900,000 4.750%,  11/15/2053 2,672,305
1,200,000 4.625%,  2/15/2035 1,197,000
1,490,000 3.250%,  5/15/2042 1,180,243

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.1% Value
U.S. Government & Agencies 5.3% - continued
$ 4,470,000 3.375%,  8/15/2042 $ 3,586,302
1,200,000 4.750%,  2/15/2045 1,127,812
800,000 4.625%,  2/15/2046 737,000
U.S. Treasury Notes
590,000 0.500%,  4/30/2027 574,784
1,580,000 1.125%,  2/29/2028 1,505,382
2,500,000 3.500%,  9/30/2029 2,437,988
2,200,000 3.625%,  9/30/2030 2,135,547
750,000 3.875%,  4/30/2031 732,598
870,000 1.375%,  11/15/2031 744,496
1,000,000 4.125%,  11/15/2032 978,438
200,000 3.375%,  5/15/2033 186,320
800,000 4.000%,  2/15/2034 769,500
3,700,000 4.375%,  5/15/2036 3,602,875
Total 24,338,402
Utilities 0.6%
AES Corporation
55,000 7.600%,  1/15/2055
b
55,916
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
44,582
Alliant Energy Corporation,
Convertible
37,000 3.250%,  5/30/2028 39,098
American Electric Power
Company, Inc.
38,000 6.050%,  3/15/2056
b
37,344
50,000 6.950%,  12/15/2054
b
52,574
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
29,891
17,000 6.700%,  5/15/2055
b
17,285
22,000 6.400%,  8/15/2058
b
21,985
CenterPoint Energy, Inc.,
Convertible
55,000 3.000%,  8/1/2028
a
57,310
41,000 2.875%,  5/15/2029
a
40,664
CMS Energy Corporation,
Convertible
51,000 3.375%,  5/1/2028 55,182
46,000 3.125%,  5/1/2031
a
45,770
Dominion Energy, Inc.
53,000 6.875%,  2/1/2055
b
54,198
33,000 7.000%,  6/1/2054
b
34,430
62,000 6.250%,  12/15/2056
b
61,263
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
48,410
57,000 6.450%,  9/1/2054
b,f
58,377
Duke Energy Corporation,
Convertible
96,000 3.000%,  3/15/2029
a
94,752
Edison International
27,000 7.875%,  6/15/2054
b
27,863
44,000 5.000%,  12/15/2026
b,h
43,382
Entergy Corporation
21,000 5.875%,  6/15/2056
b
20,766
40,000 6.100%,  6/15/2056
b
39,309
Evergy, Inc., Convertible
70,000 4.500%,  12/15/2027 95,186
Exelon Corporation, Convertible
62,000 3.250%,  3/15/2029
a
62,453
FirstEnergy Corporation,
Convertible
82,000 3.625%,  1/15/2029 90,159
Principal
Amount Long-Term Fixed Income  34.1% Value
Utilities 0.6% - continued
$ 67,000 3.875%,  1/15/2031 $ 74,939
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
b
38,475
67,000 6.750%,  6/15/2054
b
68,781
44,000 6.625%,  10/1/2066
b
42,855
NextEra Energy Capital Holdings,
Inc., Convertible
50,000 3.000%,  3/1/2027 64,850
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
17,258
40,000 5.750%,  7/15/2056
b,f
39,397
32,000 6.950%,  11/30/2054
b
32,885
PacifiCorp
40,000 7.125%,  8/15/2056
b
39,382
PG&E Corporation, Convertible
297,000 4.250%,  12/1/2027 304,573
Pinnacle West Capital Corporation,
Convertible
33,000 4.750%,  6/15/2027 37,488
PPL Capital Funding, Inc.,
Convertible
67,000 2.875%,  3/15/2028 74,270
58,000 3.000%,  12/1/2030
a
58,067
Puget Energy, Inc.
39,000 7.000%,  9/15/2056
b
39,106
Sempra
31,000 6.550%,  4/1/2055
b
31,005
31,000 6.625%,  4/1/2055
b
31,127
31,000 6.400%,  10/1/2054
b
30,846
66,000 6.875%,  10/1/2054
b,f
67,004
Southern Company
52,000 3.750%,  9/15/2051
b
51,900
Southern Company, Convertible
55,000 4.500%,  6/15/2027 59,840
103,000 3.250%,  6/15/2028 103,824
WEC Energy Group, Inc.
40,000 5.625%,  5/15/2056
b
39,402
WEC Energy Group, Inc.,
Convertible
54,000 4.375%,  6/1/2027 61,911
60,000 3.375%,  6/1/2028 60,960
45,000 4.375%,  6/1/2029 53,190
Xcel Energy, Inc.
37,000 5.750%,  12/3/2056
b,f
36,286
Total 2,787,770
Total Long-Term Fixed Income
(cost $159,688,194) 155,754,113
Shares Common Stock 33.5% Value
Communications Services 2.8%
9,516 Alphabet, Inc., Class A 3,388,933
11,525 Alphabet, Inc., Class C 4,110,391
6,502 AT&T, Inc. 151,171
13,488 Comcast Corporation 323,172
4,872 Meta Platforms, Inc. 2,712,291
6,667 Netflix, Inc.
j
478,091
730 Reddit, Inc.
j
102,689
293 ROBLOX Corporation
j
10,431
54 Space Exploration Technologies
Corporation
j
5,852
13,812 Universal Music Group NV 227,892
1,988 Walt Disney Company 191,226

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  33.5% Value
Communications Services 2.8% - continued
16,539 Warner Brothers Discovery, Inc.
j
$ 434,976
18,301 Warner Music Group Corporation 475,094
Total 12,612,209
Consumer Discretionary 3.3%
6,603 ADT, Inc. 50,447
1,862 Advance Auto Parts, Inc. 103,416
2,305 Airbnb, Inc.
j
349,254
23,139 Amazon.com, Inc.
j
6,284,090
5,103 Aptiv plc
j
288,166
29 AutoZone, Inc.
j
87,471
683 Boot Barn Holdings, Inc.
j
101,760
1,770 BorgWarner, Inc. 112,820
2,822 D.R. Horton, Inc. 403,715
1,347 Etsy, Inc.
j
110,023
776 Five Below, Inc.
j
168,493
432 Frontdoor, Inc.
j
31,376
575 Garmin, Ltd. 168,924
1,816 Garrett Motion, Inc. 56,568
4,130 General Motors Company 366,992
1,490 Hilton Worldwide Holdings, Inc. 477,530
1,219 Home Depot, Inc. 404,659
861 Laureate Education, Inc.
j
32,985
2,561 Life Time Group Holdings, Inc.
j
115,501
3,340 Lowe's Companies, Inc. 694,085
246 Monarch Casino & Resort, Inc. 30,197
157 Murphy USA, Inc. 95,418
2,490 O'Reilly Automotive, Inc.
j
222,482
1,694 Pattern Group, Inc.
j
38,996
852 PulteGroup, Inc. 107,752
655 RH
j
108,416
2,275 Ross Stores, Inc. 571,184
1,554 SharkNinja, Inc.
j
251,391
17,235 Sony Group Corporation ADR
f
400,886
609 Tapestry, Inc. 92,793
3,428 Tesla, Inc.
j
1,066,828
503 Texas Roadhouse, Inc. 103,336
2,039 TJX Companies, Inc. 320,816
1,918 Universal Technical Institute, Inc.
j
75,397
2,379 Viking Holdings, Ltd.
j
248,249
533 Williams-Sonoma, Inc. 121,876
6,162 Wyndham Hotels & Resorts, Inc. 461,287
1,908 Wynn Resorts, Ltd. 189,483
Total 14,915,062
Consumer Staples 1.0%
2,908 BellRing Brands, Inc.
j
36,030
4,121 British American Tobacco plc ADR 249,939
152 Casey's General Stores, Inc. 132,392
658 Chefs' Warehouse, Inc.
j
75,900
3,291 Coca-Cola Company 288,259
601 Colgate-Palmolive Company 54,871
60 Costco Wholesale Corporation 57,114
2,599 Darling Ingredients, Inc.
j
157,603
1,374 John B. Sanfilippo & Son, Inc. 113,712
20,835 Keurig Dr Pepper, Inc. 648,385
2,633 PepsiCo, Inc. 367,462
145 Procter & Gamble Company 20,951
10,292 Sysco Corporation 877,290
1,275 Turning Point Brands, Inc. 95,128
12,705 Unilever plc ADR 805,624
6,928 Walmart, Inc. 770,394
381 WD-40 Company 86,540
Total 4,837,594
Shares Common Stock  33.5% Value
Energy 1.6%
4,762 Antero Midstream Corporation $ 104,621
1,943 Chevron Corporation 382,441
9,449 ConocoPhillips 1,138,416
18,366 Devon Energy Corporation 828,858
1,404 DHT Holdings, Inc. 26,072
24,491 Enterprise Products Partners, LP 931,883
529 EOG Resources, Inc. 78,657
1,581 Expand Energy Corporation 148,661
12,535 ExxonMobil Holdings Corporation 1,948,440
18,084 Halliburton Company 583,209
2,068 Marathon Petroleum Corporation 654,460
1,627 Matador Resources Company 81,171
6,448 Patterson-UTI Energy, Inc. 67,575
7,659 Permian Resources Corporation 163,213
407 Talos Energy, Inc.
j
6,178
1,684 TechnipFMC plc 120,676
Total 7,264,531
Financials 4.6%
213 Affiliated Managers Group, Inc. 78,113
1,406 Allstate Corporation 371,296
4,510 Ally Financial, Inc. 195,418
1,284 American Express Company 431,745
374 American Financial Group, Inc. 53,003
7,201 American International Group, Inc. 565,855
169 Ameriprise Financial, Inc. 92,247
2,268 Arch Capital Group, Ltd.
j
228,002
1,565 Associated Banc-Corp 48,327
2,077 Atlantic Union Bankshares
Corporation 88,127
257 Banc of California, Inc. 4,922
29,002 Bank of America Corporation 1,796,674
5,803 Bank of New York Mellon
Corporation 907,183
1,575 Beacon Financial Corporation 49,628
1,988 Berkshire Hathaway, Inc.
j
1,016,941
6,463 BGC Group, Inc. 74,454
264 BlackRock, Inc. 287,863
3,703 Bridgewater Bancshares, Inc.
j
75,837
1,316 Byline Bancorp, Inc. 51,679
5,184 Capital One Financial Corporation 1,083,508
10,134 Charles Schwab Corporation 1,066,502
1,725 Chubb, Ltd. 604,923
1,481 Citigroup, Inc. 196,158
140 CNB Financial Corporation 4,914
404 Community Trust Bancorp, Inc. 31,694
273 ConnectOne Bancorp, Inc. 8,993
620 Customers Bancorp, Inc.
j
48,782
209 Enova International, Inc.
j
53,115
520 Essent Group, Ltd. 34,299
630 Federal Agricultural Mortgage
Corporation 143,388
204 Financial Institutions, Inc. 8,458
313 First American Financial
Corporation 23,472
6,129 Genworth Financial, Inc.
j
60,248
509 Goosehead Insurance, Inc.
j
31,558
770 Hanmi Financial Corporation 24,548
439 Hometrust Bancshares, Inc. 22,472
497 Houlihan Lokey, Inc. 62,368
17,580 Huntington Bancshares, Inc./OH 299,563
226 Independent Bank Corporation/MI 8,633
4,695 Intercontinental Exchange, Inc. 715,894
6,978 JPMorgan Chase & Company 2,454,791
839 M&T Bank Corporation 206,637

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  33.5% Value
Financials 4.6% - continued
261 Marsh & McLennan Companies,
Inc. $ 49,509
528 Mastercard, Inc. 302,597
202 Mercury General Corporation 21,638
5,953 MetLife, Inc. 572,262
1,471 MGIC Investment Corporation 44,189
7,716 Morgan Stanley 1,623,601
1,150 Nasdaq, Inc. 108,318
400 Neptune Insurance Holdings, Inc.
j
12,684
719 NMI Holdings, Inc.
j
31,852
931 Northern Trust Corporation 169,619
23 OFG Bancorp 1,216
3,486 Old National Bancorp 92,867
4,523 Old Republic International
Corporation 195,439
2,004 Old Second Bancorp, Inc. 50,681
447 Orrstown Financial Services, Inc. 19,100
1,115 Oscar Health, Inc.
j
34,810
1,150 Pinnacle Financial Partners, Inc. 121,014
53 PNC Financial Services Group,
Inc. 13,243
360 Reinsurance Group of America,
Inc. 85,266
3,385 Robinhood Markets, Inc.
j
293,006
6 S&P Global, Inc. 2,472
2,491 SEI Investments Company 256,523
937 Simmons First National
Corporation 22,104
717 SouthState Bank Corporation 75,350
258 StoneX Group, Inc.
j
19,755
1,521 Triumph Financial, Inc.
j
115,490
1,751 Truist Financial Corporation 90,772
653 U.S. Bancorp 41,146
885 United Community Banks, Inc. 31,364
343 Universal Insurance Holdings, Inc. 14,993
5,409 Valley National Bancorp 77,295
3,117 Visa, Inc. 1,141,227
19,183 Wells Fargo & Company 1,658,370
716 Wintrust Financial Corporation 114,231
851 Zions Bancorp NA 59,315
Total 21,175,550
Health Care 3.8%
2,127 AbbVie, Inc. 533,749
1,331 Agilent Technologies, Inc. 184,170
1,762 Amgen, Inc. 678,652
978 BioMarin Pharmaceutical, Inc.
j
58,700
4,441 Boston Scientific Corporation
j
207,528
2,248 BrightSpring Health Services, Inc.
j
134,228
4,734 Bristol-Myers Squibb Company 309,178
1,078 Cencora, Inc. 335,625
187 Chemed Corporation 99,531
2,999 Cigna Group 836,871
3,284 Concentra Group Holdings Parent,
Inc. 103,939
841 CVS Health Corporation 87,826
3,204 Danaher Corporation 624,716
1,759 Dexcom, Inc.
j
146,789
74 Edwards Lifesciences Corporation
j
6,369
97 Elevance Health, Inc. 36,456
1,081 Eli Lilly & Company 1,241,896
940 Encompass Health Corporation 104,406
2,279 Exelixis, Inc.
j
120,855
3,893 Gilead Sciences, Inc. 506,908
Shares Common Stock  33.5% Value
Health Care 3.8% - continued
495 Harmony Biosciences Holdings,
Inc.
j
$ 17,444
3,427 ICON plc
j
560,537
626 ICU Medical, Inc.
j
105,487
997 Illumina, Inc.
j
204,485
244 Insulet Corporation
j
40,345
1,525 Intuitive Surgical, Inc.
j
538,828
601 Janux Therapeutics, Inc.
j
9,117
561 Jazz Pharmaceuticals, Inc.
j
141,854
7,209 Johnson & Johnson 1,848,027
3,101 Labcorp Holdings, Inc. 958,829
1,082 LivaNova plc
j
86,711
498 Medpace Holdings, Inc.
j
287,401
3,718 Medtronic plc 317,480
12,491 Merck & Company, Inc. 1,626,328
51 Mesa Laboratories, Inc. 5,141
120 Mettler-Toledo International, Inc.
j
169,956
2,911 Neurocrine Biosciences, Inc.
j
485,555
2,349 Pfizer, Inc. 58,749
961 Progyny, Inc.
j
29,916
653 Regeneron Pharmaceuticals, Inc. 497,997
542 Repligen Corporation
j
76,427
5,359 Royalty Pharma plc 313,126
889 Sotera Health Company
j
15,878
671 Stryker Corporation 218,545
575 Tenet Healthcare Corporation
j
146,499
116 Thermo Fisher Scientific, Inc. 66,619
1,082 Twist Bioscience Corporation
j
99,057
316 UFP Technologies, Inc.
j
80,510
2,595 UnitedHealth Group, Inc. 1,075,368
544 Veeva Systems, Inc.
j
110,856
1,898 Waystar Holding Corporation
j
40,067
6,268 Zimmer Biomet Holdings, Inc. 588,753
Total 17,180,284
Industrials 4.1%
1,175 3M Company 207,129
204 Acuity, Inc. 66,992
356 Advanced Drainage Systems, Inc. 49,299
2,938 Allegheny Technologies, Inc.
j
550,699
672 Allegion plc 105,773
10,053 Amentum Holdings, Inc.
j
223,177
1,410 AMETEK, Inc. 340,811
314 Applied Industrial Technologies,
Inc. 108,396
1,688 Badger Infrastructure Solutions,
Ltd. 106,998
2,927 Barrett Business Services, Inc. 114,270
677 C.H. Robinson Worldwide, Inc. 100,013
868 Caterpillar, Inc. 707,255
314 CECO Environmental Corporation
j
20,689
968 Clean Harbors, Inc.
j
302,868
69,296 CNH Industrial NV 710,284
2,535 Copart, Inc.
j
73,819
254 CSW Industrials, Inc. 81,008
23,626 CSX Corporation 1,190,750
148 Cummins, Inc. 93,862
291 Curtiss-Wright Corporation 210,684
8,096 Delta Air Lines, Inc. 707,914
1,044 Eaton Corporation plc 433,469
553 EMCOR Group, Inc. 440,979
204 ESCO Technologies, Inc. 64,319
14,103 Fastenal Company 672,854
102 Ferguson Enterprises, Inc. 23,902
8,695 Flowserve Corporation 660,733

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  33.5% Value
Industrials 4.1% - continued
818 Fluor Corporation
j
$ 41,039
469 GE Vernova, Inc. 464,446
2,390 General Dynamics Corporation 916,374
2,942 General Electric Company 1,059,326
64 HEICO Corporation 16,466
1,539 Helios Technologies, Inc. 119,903
5,484 Hexcel Corporation 564,578
2,388 Honeywell Aerospace, Inc.
j
493,695
1,834 Honeywell International, Inc. 445,754
670 Howmet Aerospace, Inc. 189,114
673 IDEX Corporation 155,093
207 IES Holdings, Inc.
j
154,120
180 Innodata, Inc.
j
11,309
2,915 Jacobs Solutions, Inc. 393,321
2,140 JB Hunt Transport Services, Inc. 581,545
980 Johnson Controls International plc 143,727
425 Kirby Corporation
j
55,735
1,298 Korn Ferry 106,786
2,115 L3Harris Technologies, Inc. 585,982
869 Limbach Holdings, Inc.
j
62,307
615 Lincoln Electric Holdings, Inc. 160,706
785 Louisiana-Pacific Corporation 56,858
323 Modine Manufacturing Company
j
64,942
330 Moog, Inc. 128,651
134 Mueller Industries, Inc. 8,899
715 NPK International, Inc.
j
8,930
170 NWPX Infrastructure, Inc.
j
20,924
477 Old Dominion Freight Line, Inc. 101,191
706 Parker-Hannifin Corporation 689,430
218 Quanta Services, Inc. 145,484
250 RBC Bearings, Inc.
j
137,828
383 Republic Services, Inc. 80,641
367 Rockwell Automation, Inc. 176,189
2,378 RTX Corporation 511,793
52 Saia, Inc.
j
18,077
791 Terex Corporation 49,706
1,282 Timken Company 176,339
2,053 Toro Company 188,609
5,147 Uber Technologies, Inc.
j
362,143
1,616 UL Solutions, Inc. 148,090
136 United Rentals, Inc. 146,779
115 V2X, Inc.
j
10,378
184 Valmont Industries, Inc. 88,633
484 Verisk Analytics, Inc. 94,307
258 WESCO International, Inc. 88,620
434 Woodward, Inc. 156,566
Total 18,750,279
Information Technology 9.2%
598 Adobe, Inc.
j
149,745
2,611 Advanced Micro Devices, Inc.
j
1,243,228
6,388 Amphenol Corporation 1,026,552
1,310 Analog Devices, Inc. 481,307
17,661 Apple, Inc. 5,455,659
2,535 Applied Materials, Inc. 1,286,943
4,828 Arista Networks, Inc.
j
870,730
890 Autodesk, Inc.
j
208,438
6,654 Broadcom, Inc. 2,590,269
1,426 Cadence Design Systems, Inc.
j
484,868
14,492 Cisco Systems, Inc. 1,680,927
807 Clear Secure, Inc. 44,579
1,224 Cohu, Inc.
j
58,740
1,484 Crane NXT Company 77,094
144 CrowdStrike Holdings, Inc.
j
27,484
750 Datadog, Inc.
j
200,977
Shares Common Stock  33.5% Value
Information Technology 9.2% - continued
1,196 DocuSign, Inc.
j
$ 65,577
315 Fabrinet
j
137,154
3,507 Fortinet, Inc.
j
567,959
2,775 GPGI, Inc. 36,630
423 Guidewire Software, Inc.
j
64,271
1,813 Intel Corporation
j
163,533
30 InterDigital, Inc. 9,145
1,272 International Business Machines
Corporation 284,483
250 Intuit, Inc. 79,017
533 IPG Photonics Corporation
j
45,337
3,183 JFrog, Ltd.
j
253,972
819 Keysight Technologies, Inc.
j
261,327
1,717 Knowles Corporation
j
62,825
3,720 Lam Research Corporation 1,090,034
362 Littelfuse, Inc. 160,051
1,683 Micron Technology, Inc. 1,385,159
13,806 Microsoft Corporation 6,415,924
121 Monolithic Power Systems, Inc. 172,550
346 Motorola Solutions, Inc. 150,769
22,313 Nokia Oyj ADR 203,941
2,746 Nutanix, Inc.
j
162,041
36,073 NVIDIA Corporation 7,241,655
94 NXP Semiconductors NV 21,541
919 Onto Innovation, Inc.
j
237,635
2,090 Oracle Corporation 271,428
3,782 Palantir Technologies, Inc.
j
465,413
2,527 Pegasystems, Inc. 77,200
449 Plexus Corporation
j
112,852
5,260 Qualcomm, Inc. 776,429
551 Rogers Corporation
j
68,032
5,746 SailPoint, Inc.
f,j
96,360
289 Salesforce, Inc. 53,182
9,338 Samsung Electronics Company,
Ltd. 1,625,324
139 SanDisk Corporation
j
168,861
3,778 ServiceNow, Inc.
j
420,227
425 Snowflake, Inc.
j
124,644
237 Synopsys, Inc.
j
92,136
1,464 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 591,822
4,393 TD SYNNEX Corporation 1,123,290
100 Teradyne, Inc. 36,769
1,774 Texas Instruments, Inc. 489,163
906 TTM Technologies, Inc.
j
104,589
632 Zebra Technologies Corporation
j
185,694
Total 42,043,485
Materials 1.1%
235 Air Products and Chemicals, Inc. 69,299
1,330 Alcoa Corporation 60,196
2,055 Amrize, Ltd. 100,510
387 AptarGroup, Inc. 51,843
1,626 Ashland, Inc. 118,064
604 Balchem Corporation 101,203
1,660 Celanese Corporation 74,235
211 Century Aluminum Company
j
9,447
5,227 CF Industries Holdings, Inc. 654,368
6,801 Constellium SE
j
188,932
4,431 Crown Holdings, Inc. 522,193
2,634 Eastman Chemical Company 184,248
873 Ecolab, Inc. 242,371
1,666 Ecovyst, Inc.
j
20,092
2,867 Element Solutions, Inc. 105,305

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  33.5% Value
Materials 1.1% - continued
1,724 Freeport-McMoRan, Inc. $ 107,974
1,407 Greif, Inc. 121,776
6,085 International Paper Company 248,451
7,571 Ivanhoe Mines, Ltd.
j
54,385
47 Kaiser Aluminum Corporation 7,505
939 Linde plc 449,199
1,375 Newmont Corporation 128,851
3,463 Nucor Corporation 890,995
3,307 Solstice Advanced Materials, Inc. 198,982
292 SSR Mining, Inc.
j
7,481
1,044 Steel Dynamics, Inc. 262,315
Total 4,980,220
Real Estate 0.9%
1,004 Agree Realty Corporation 78,111
2,125 AvalonBay Communities, Inc. 394,421
3,356 CBRE Group, Inc.
j
492,694
8,318 Crown Castle, Inc. 634,663
978 EPR Properties 60,704
133 Equinix, Inc. 135,564
1,324 Equity Lifestyle Properties, Inc. 86,153
7,735 Essential Properties Realty Trust,
Inc. 242,028
764 Extra Space Storage, Inc. 113,103
4,987 Fermi, Inc.
j
28,376
3,338 First Industrial Realty Trust, Inc. 219,774
265 Getty Realty Corporation 9,047
18,985 Healthcare Realty Trust, Inc. 398,875
2,444 Independence Realty Trust, Inc. 40,644
539 Innovative Industrial Properties,
Inc. 31,699
635 Iron Mountain, Inc. 77,673
834 Jones Lang LaSalle, Inc.
j
296,095
211 Kite Realty Group Trust 6,039
887 Medical Properties Trust, Inc. 4,107
2,808 Millrose Properties, Inc. 78,568
1,297 NetSTREIT Corporation 27,821
3,196 Sabra Health Care REIT, Inc. 67,659
421 Simon Property Group, Inc. 96,565
6,123 Tanger, Inc. 248,961
1,139 Terreno Realty Corporation 81,609
Total 3,950,953
Utilities 1.1%
1,587 Alliant Energy Corporation
f
112,328
196 American States Water Company 16,785
2,724 CenterPoint Energy, Inc. 114,517
3,288 Constellation Energy Corporation 863,922
6,470 Duke Energy Corporation 811,532
5,178 Edison International 379,910
8,774 Entergy Corporation 944,258
4,919 Evergy, Inc. 408,326
327 Eversource Energy 23,410
2,479 NiSource, Inc. 110,142
5,584 PG&E Corporation 97,050
994 Pinnacle West Capital Corporation 100,384
5,150 Portland General Electric
Company 254,050
772 Spire, Inc. 61,652
8,539 UGI Corporation 308,429
92 Unitil Corporation 4,962
Shares Common Stock  33.5% Value
Utilities 1.1% - continued
3,813 Vistra Energy Corporation $ 565,048
Total 5,176,705
Total Common Stock
(cost $97,329,044) 152,886,872
Shares
Registered Investment
Companies   26.9% Value
U.S. Affiliated   26.3%
2,685,873 Thrivent Core Emerging Markets
Debt Fund 23,501,390
1,270,901 Thrivent Core High Yield Bond
Fund 25,024,044
1,692,773 Thrivent Core Investment Grade
Corporate Bond Fund 32,585,875
1,513,136 Thrivent International Large Cap
ETF 38,660,474
Total 119,771,783
U.S. Unaffiliated   0.6%
4,765 abrdn Asia-Pacific Income Fund,
Inc. 69,093
15,907 abrdn Income Credit Strategies
Fund 80,489
3,817 abrdn Total Dynamic Dividend
Fund 40,231
9,891 AllianceBernstein Global High
Income Fund, Inc. 99,800
12,911 Allspring Income Opportunities
Fund 81,339
3,151 BlackRock Capital Allocation Term
Trust 49,660
2,691 BlackRock Core Bond Trust 23,950
11,247 BlackRock Corporate High Yield
Fund, Inc. 93,912
9,330 BlackRock Credit Allocation
Income Trust 93,020
1,902 BlackRock Debt Strategies Fund,
Inc. 17,917
2,051 BlackRock Enhanced Equity
Dividend Trust 20,059
7,041 BlackRock Enhanced Global
Dividend Trust 85,266
5,442 BlackRock Enhanced International
Dividend Trust 31,455
4,524 BlackRock Income Trust, Inc. 46,054
7,676 BlackRock Multi-Sector Income
Trust 93,878
5,606 Blackstone Strategic Credit 2027
Term Fund 62,619
7,221 Cornerstone Strategic Investment
Fund, Inc. 53,724
9,540 Eaton Vance Limited Duration
Income Fund 86,814
4,315 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 42,201
17,150 iShares Preferred and Income
Securities ETF
f
522,561
161 iShares Semiconductor ETF 81,287
15,723 Nuveen Credit Strategies Income
Fund 74,841
5,392 Nuveen Preferred Income
Opportunities Fund 41,464
6,998 PGIM Global High Yield Fund, Inc. 81,597
5,548 PGIM High Yield Bond Fund, Inc. 69,017

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  26.9% Value
U.S. Unaffiliated   0.6%  - continued
4,342 PIMCO Dynamic Income Fund $ 69,472
6,377 PIMCO High Income Fund 29,653
6,559 PIMCO Income Strategy Fund II 46,438
469 State Street SPDR S&P Biotech
ETF 68,948
1,099 Tri-Continental Corporation 38,333
3,295 Vanguard Short-Term Corporate
Bond ETF 259,053
1,396 Virtus Convertible & Income Fund 23,383
5,085 Virtus Dividend, Interest &
Premium Strategy Fund 77,394
1,573 Virtus Equity & Convertible Income
Fund 40,819
11,762 Voya Global Equity Dividend &
Premium Opportunity Fund 77,041
3,690 Western Asset Diversified Income
Fund 48,339
22,073 Western Asset High Income
Opportunity Fund, Inc. 77,918
Total 2,899,039
Total Registered Investment
Companies (cost $115,355,404) 122,670,822
Shares Preferred Stock 0.9% Value
Basic Materials <0.1%
2,676 Albemarle Corporation,
Convertible, 7.250% 133,211
Total 133,211
Capital Goods 0.1%
5,412 Boeing Company, Convertible,
6.000% 361,576
Total 361,576
Communications Services <0.1%
3,975 AT&T, Inc., 4.750%
h
68,171
2,000 Telephone and Data Systems, Inc.,
6.000%
h
38,200
Total 106,371
Financials 0.5%
2,475 AEGON Funding Company, LLC,
5.100% 44,921
2,600 Allstate Corporation, 5.100%
h
50,388
1,880 Ares Management Corporation,
Convertible, 6.750% 77,306
1,550 Athene Holding, Ltd., 5.625%
h
28,954
4,100 Bank of America Corporation,
4.250%
h
67,281
3,175 Bank of America Corporation,
4.375%
h
54,165
1,575 Bank of America Corporation,
4.750%
f,h
29,074
3,175 Bank of America Corporation,
5.000%
h
62,166
186 Bank of America Corporation,
Convertible, 7.250%
h
239,921
1,500 Brookfield Finance, Inc., 4.625% 22,635
775 Capital One Financial Corporation,
4.800%
h
13,438
3,050 Capital One Financial Corporation,
5.000%
f,h
55,113
Shares Preferred Stock  0.9% Value
Financials 0.5% - continued
775 Charles Schwab Corporation,
4.450%
h
$ 13,431
1,500 Citigroup, Inc., 6.250%
h
36,855
550 Citizens Financial Group, Inc.,
7.375%
h
14,201
1,250 Corebridge Financial, Inc., 6.375% 27,625
1,550 Fifth Third Bancorp, 4.950%
h
27,916
1,550 Huntington Bancshares, Inc./OH,
4.500%
h
25,110
3,100 JPMorgan Chase & Company,
4.200%
h
53,351
3,175 JPMorgan Chase & Company,
4.625%
f,h
59,341
3,350 JPMorgan Chase & Company,
4.750%
h
64,789
775 KeyCorp, 5.650%
h
16,732
3,150 KeyCorp, 6.200%
b,h
79,916
3,110 KKR & Company, Inc.,
Convertible, 6.250% 134,943
2,075 MetLife, Inc., 4.750%
h
37,765
2,600 Morgan Stanley, 4.250%
f,h
43,264
1,590 Morgan Stanley, 5.850%
h
36,856
1,000 Morgan Stanley, 6.625%
h
25,430
2,800 Morgan Stanley, 7.125%
h
71,204
2,875 Public Storage, 4.125%
h
45,856
1,125 Public Storage, 4.625%
h
20,003
300 Public Storage, 4.700%
h
5,454
1,550 Regions Financial Corporation,
4.450%
h
25,033
775 Regions Financial Corporation,
5.700%
b,h
18,972
1,550 Truist Financial Corporation,
4.750%
h
28,427
2,000 U.S. Bancorp, 4.000%
h
30,440
3,175 Wells Fargo & Company, 4.375%
h
53,658
1,550 Wells Fargo & Company, 4.700%
h
28,117
2,350 Wells Fargo & Company, 4.750%
h
43,076
229 Wells Fargo & Company,
Convertible, 7.500%
h
271,512
Total 2,084,639
Technology 0.2%
3,213 Alphabet, Inc., Convertible 6.25% 161,164
3,225 Alphabet, Inc., Convertible 6.25% 161,895
1,789 Hewlett Packard Enterprise
Company, Convertible, 7.625% 222,784
2,321 Microchip Technology, Inc.,
Convertible, 7.500% 149,194
3,928 Oracle Corporation, Convertible,
6.500% 164,505
Total 859,542
Utilities 0.1%
4,150 CMS Energy Corporation, 4.200%
h
68,641
1,875 DTE Energy Company 6.25% 44,400
1,500 NextEra Energy Capital Holdings,
Inc. 6.5% 35,925
1,623 NextEra Energy, Inc., Convertible,
7.234% 79,413
1,256 NextEra Energy, Inc., Convertible,
7.299% 66,819
1,773 NextEra Energy, Inc., Convertible,
7.375% 84,572
1,210 PPL Corporation, Convertible,
7.000% 56,846

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.9% Value
Utilities 0.1% - continued
2,750 Southern Company, 4.950% $ 51,700
2,132 Southern Company, Convertible,
7.125% 105,854
Total 594,170
Total Preferred Stock
(cost $4,369,703) 4,139,509
Shares
Collateral Held for Securities
Loaned 0.6% Value
2,535,003 Thrivent Cash Management Trust 2,535,003
Total Collateral Held for
Securities Loaned
(cost $2,535,003) 2,535,003
Shares or
Principal
Amount Short-Term Investments 8.9% Value
Federal Home Loan Bank Discount
Notes
1,100,000 3.615%, 8/21/2026
k,l
1,097,693
300,000 3.629%, 9/4/2026
k,l
298,936
200,000 3.668%, 9/18/2026
k,l
199,006
600,000 3.710%, 10/16/2026
k,l
595,271
200,000 3.800%, 10/21/2026
k,l
198,321
State Street Institutional U.S.
Government Money Market
Fund
11,753,738 3.619%
k
11,753,738
Thrivent Core Short-Term Reserve
Fund
2,655,534 3.970% 26,555,337
U.S. Treasury Bills
100,000 3.614%, 8/27/2026
k,m
99,760
Total Short-Term Investments
(cost $40,794,775) 40,798,062
Total Investments (cost
$420,072,123) 104.9% $478,784,381
Other Assets and Liabilities, Net
(4.9%) (22,391,301)
Total Net Assets 100.0% $456,393,080
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $50,733,467 or 11.1% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2026.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Fund as of July 31, 2026 was $51,954 or 0.01% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2026.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 8/25/2026 7/11/2017 $ 36,705
Credit Suisse Group AG  11/30/2018 38,508
Credit Suisse Group AG  5/17/2021 28,823
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Dynamic Allocation Fund as of
July 31, 2026:
Securities Lending Transactions
Common Stock $ 1,263,362
Long-Term Fixed Income 1,217,714
Total lending $2,481,076
Gross amount payable upon return of
collateral for securities loaned $2,535,003
Net amounts due to counterparty $53,927

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Dynamic Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 22,645,085 – 22,645,085 –
Basic Materials 74,600 – 74,600 –
Capital Goods 1,316,768 – 1,316,768 –
Collateralized Mortgage Obligations 29,305,333 – 29,305,333 –
Commercial Mortgage-Backed Securities 2,333,525 – 2,333,525 –
Communications Services 504,793 – 504,793 –
Consumer Cyclical 1,526,805 – 1,526,805 –
Consumer Non-Cyclical 1,410,965 – 1,410,965 –
Energy 994,514 – 994,514 –
Financials 4,229,747 – 4,229,747 –
Mortgage-Backed Securities 60,448,405 – 60,448,405 –
Technology 3,837,401 – 3,837,401 –
U.S. Government & Agencies 24,338,402 – 24,338,402 –
Utilities 2,787,770 – 2,787,770 –
Common Stock
Communications Services 12,612,209 12,384,317 227,892 –
Consumer Discretionary 14,915,062 14,915,062 – –
Consumer Staples 4,837,594 4,837,594 – –
Energy 7,264,531 7,264,531 – –
Financials 21,175,550 21,175,550 – –
Health Care 17,180,284 17,180,284 – –
Industrials 18,750,279 18,750,279 – –
Information Technology 42,043,485 40,418,161 1,625,324 –
Materials 4,980,220 4,980,220 – –
Real Estate 3,950,953 3,950,953 – –
Utilities 5,176,705 5,176,705 – –
Registered Investment Companies
U.S. Affiliated 96,270,393 96,270,393 – –
U.S. Unaffiliated 2,899,039 2,899,039 – –
Preferred Stock
Basic Materials 133,211 133,211 – –
Capital Goods 361,576 361,576 – –
Communications Services 106,371 106,371 – –
Financials 2,084,639 2,084,639 – –
Technology 859,542 859,542 – –
Utilities 594,170 594,170 – –
Short-Term Investments 14,242,725 11,753,738 2,488,987 –
Subtotal Investments in Securities $426,192,651 $266,096,335 $160,096,316 $–
Other Investments  * Total
Affiliated Short-Term Investments 26,555,337
U.S. Affiliated Registered Investment Cos. 23,501,390
Collateral Held for Securities Loaned 2,535,003
Subtotal Other Investments $52,591,730
Total Investments at Value $478,784,381
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Dynamic Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 249,637 249,637 – –
Total Asset Derivatives $249,637 $249,637 $– $–
Liability Derivatives
Futures Contracts 1,125,463 1,125,463 – –
Total Liability Derivatives $1,125,463 $1,125,463 $– $–
The following table presents Dynamic Allocation Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling $2,499,727 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 7 September 2026 $ 763,074 ( $ 7,074)
CBOT 2-Yr. U.S. Treasury Note 45 September 2026 9,276,446 (24,024)
CBOT 5-Yr. U.S. Treasury Note 155 September 2026 16,535,152 (108,785)
CBOT U.S. Long Bond 5 September 2026 553,491 (11,928)
CME E-mini S&P 500 Index 36 September 2026 13,434,307 100,343
CME Ultra Long Term U.S. Treasury Bond 45 September 2026 5,075,252 (139,314)
ICE mini MSCI EAFE Index 43 September 2026 6,750,467 91,478
ICE US mini MSCI Emerging Markets Index 125 September 2026 10,880,315 (615,940)
Ultra 10-Yr. U.S. Treasury Note 8 September 2026 888,265 (10,641)
Total Futures Long Contracts $ 64,156,769 ( $ 725,885)
CME E-mini Russell 2000 Index (36) September 2026 ( $ 5,295,661) $ 7,261
CME E-mini S&P Mid-Cap 400 Index (19) September 2026 (7,219,065) 50,555
Eurex Euro STOXX 50 Index (84) September 2026 (5,978,984) (207,757)
Total Futures Short Contracts ( $ 18,493,710) ($149,941)
Total Futures Contracts $ 45,663,059 ($875,826)

Dynamic Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $22,797 $1,008 $140 $23,501 2,686 5.2%
Core High Yield Bond – 25,659 640 25,024 1,271 5.5
Core Investment Grade Corporate Bond – 33,391 160 32,586 1,693 7.1
International Large Cap ETF
1
32,500 5,358 – 38,660 1,513 8.5
Total Affiliated Registered Investment
Companies 55,297 119,771 26.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 37,531 15,050 26,025 26,555 2,656 5.8
Total Affiliated Short-Term Investments 37,531 26,555 5.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,333 36,738 38,536 2,535 2,535 0.6
Total Collateral Held for Securities Loaned 4,333 2,535 0.6
Total Value $97,161 $148,861
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(17) $(147) $– $1,009
Core High Yield Bond 1 4 – 588
Core Investment Grade Corporate Bond (1) (644) – 575
International Large Cap ETF
1
– 802 3,432 1,926
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 4 (5) – 1,020
Total Income/Non Cash Income from Affiliated Investments $5,118
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total $(13) $10 $3,432
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 77.7% Value
Communications Services 5.6%
74,422 Alphabet, Inc., Class A $ 26,503,907
105,589 Alphabet, Inc., Class C 37,658,317
565,856 Bezeq Israel Telecommunication
Corporation, Ltd. 1,355,809
190 Cable One, Inc.
a
7,598
673 CarGurus , Inc.
a
24,389
337 Charter Communications, Inc.
a
48,858
139,023 Comcast Corporation 3,330,991
129,267 Deutsche Telekom AG 3,989,309
2,776 Gogo , Inc.
a
11,604
219,000 HKT Trust and HKT, Ltd. 370,733
8,808 Imax Corporation
a
421,375
10,235 Ipsos SA 422,856
196,800 KDDI Corporation 3,625,788
138,691 Koninklijke (Royal) KPN NV 654,877
633 Liberty Capital Corporation
a
14,667
7,032 Liberty Global, Ltd., Class A
a
74,610
740 Liberty Media Corporation-Liberty
Formula One
a
72,616
10,878 Lumen Technologies, Inc.
a
69,402
79 Madison Square Garden Sports
Corporation
a
31,101
560 Match Group, Inc. 22,070
41,356 Meta Platforms, Inc. 23,023,299
28,619 MONY Group plc 76,120
98,783 Netflix, Inc.
a
7,083,729
4,017 New York Times Company 300,833
26,600 Nintendo Company, Ltd. 1,268,878
4,321,100 NTT, Inc. 4,141,834
566 Omnicom Group, Inc. 44,544
192,000 PCCW, Ltd. 143,911
1,838 Reddit , Inc.
a
258,551
143,666 Rightmove plc 900,715
579 ROBLOX Corporation
a
20,612
1,577,100 SoftBank Corporation 2,213,583
98,500 SoftBank Group Corporation 3,068,030
801 Space Exploration Technologies
Corporation
a,b
86,804
788 Spotify Technology SA
a
393,953
751 Swisscom AG 577,103
5,141 Taboola.com, Ltd.
a
25,756
2,100 TBS Holdings, Inc. 79,040
34,100 Tele2 AB 590,751
997,402 Telstra Corporation, Ltd. 3,521,205
11,658 Trade Desk, Inc.
a
210,310
51,100 TV Asahi Holdings Corporation 1,001,727
142,375 Universal Music Group NV 2,349,125
1,711 Versant Media Group, Inc. 61,579
175,028 Warner Brothers Discovery, Inc.
a
4,603,236
201,101 Warner Music Group Corporation 5,220,582
14,074 ZoomInfo Technologies, Inc.
a
46,444
Total 140,023,131
Consumer Discretionary 6.3%
490 Abercrombie & Fitch Company
a
48,775
1,689 Adient plc
a
35,537
10,898 ADT, Inc. 83,261
7,626 Amadeus IT Holding SA 470,654
209,975 Amazon.com, Inc.
a
57,025,010
2,670 American Eagle Outfitters, Inc. 45,871
53,392 Aptiv plc
a
3,015,046
1,575 Aramark 89,728
6,400 Asics Corporation 188,700
1,606 Aumovio SE
a
74,154
48 AutoNation, Inc.
a
10,195
Shares Common Stock  77.7% Value
Consumer Discretionary 6.3% - continued
10 AutoZone, Inc.
a
$ 30,162
15,103 Avolta AG 906,698
15,600 Bandai Namco Holdings, Inc. 451,920
3,002 Bath & Body Works, Inc. 60,400
2,850 Berkeley Group Holdings plc
a
134,613
4,291 Best Buy Company, Inc. 370,142
1,850 Boot Barn Holdings, Inc.
a
275,631
6,057 BorgWarner, Inc. 386,073
66 Bright Horizons Family Solutions,
Inc.
a
4,920
288 Brunswick Corporation 22,752
824 Buckle, Inc. 36,066
206 Burlington Stores, Inc.
a
75,907
3,760 CarMax, Inc.
a
215,298
4,374 Carnival Corporation, Ltd. 121,641
28 Cavco Industries, Inc.
a
15,317
657 Champion Homes, Inc.
a
52,304
2,633 Chewy, Inc.
a
59,506
1,696 Chipotle Mexican Grill, Inc.
a
63,125
31,591 D.R. Horton, Inc. 4,519,408
1,643 Dana, Inc. 44,246
1,066 Deckers Outdoor Corporation
a
103,274
1,523 Dick's Sporting Goods, Inc. 298,371
1,840 DoorDash , Inc.
a
360,934
1,284 eBay, Inc. 146,389
3,557 Etsy, Inc.
a
290,536
4,800 Fast Retailing Company, Ltd. 2,350,412
1,199 Five Below, Inc.
a
260,339
1,183 Flutter Entertainment plc
a
123,588
20,940 Ford Motor Company 307,399
624 Frontdoor , Inc.
a
45,321
4,937 Games Workshop Group plc 1,272,665
310 Gap, Inc. 6,228
2,412 Garmin, Ltd. 708,597
3,722 Garrett Motion, Inc. 115,940
3,169 General Motors Company 281,597
2,879 Gentex Corporation 67,253
83 Genuine Parts Company 10,323
150 GigaCloud Technology, Inc.
a
6,561
4,120 Gildan Activewear , Inc. 228,166
4,502 Goodyear Tire & Rubber
Company
a
31,289
328 Grand Canyon Education, Inc.
a
47,672
3,722 Hasbro, Inc. 349,645
21,800 Haseko Corporation 379,314
12,400 Heiwa Corporation 166,082
18,561 Hilton Worldwide Holdings, Inc. 5,948,615
18,140 Home Depot, Inc. 6,021,754
214,300 Honda Motor Company, Ltd. 2,160,063
3,068 Installed Building Products, Inc. 683,980
26,200 JTEKT Corporation 358,762
240,472 Kingfisher plc 1,003,231
1,887 Kohl's Corporation 36,117
1,480 Laureate Education, Inc.
a
56,699
1,894 Lear Corporation 247,432
1,308 Lennar Corporation 107,714
38,505 Levi Strauss & Company 944,143
16,488 Life Time Group Holdings, Inc.
a
743,609
60 Lithia Motors, Inc. 23,125
1,845 LKQ Corporation 41,420
37,741 Lottomatica Group SPA 1,020,297
34,429 Lowe's Companies, Inc. 7,154,690
1,256 Lululemon Athletica , Inc.
a
149,301
4,355 LVMH Moet Hennessy Louis
Vuitton SE 2,391,484

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Consumer Discretionary 6.3% - continued
3,571 LVMH Moet Hennessy Louis
Vuitton SE ADR
b
$ 391,167
119 M/I Homes, Inc.
a
17,389
6,066 Macy's, Inc. 150,558
4,675 Mattel, Inc.
a
70,546
2,895 Mercedes-Benz Group AG 156,530
6,143 Mobileye Global, Inc.
a
48,775
2,815 Mohawk Industries, Inc.
a
346,527
519 Monarch Casino & Resort, Inc. 63,707
336 Murphy USA, Inc. 204,207
23,673 Next plc 4,740,693
14,900 Niterra Company, Ltd. 870,140
9 NVR, Inc.
a
55,323
3,741 Ollie's Bargain Outlet Holdings,
Inc.
a
274,851
18,000 Panasonic Holdings Corporation 475,964
3,981 Pattern Group, Inc.
a
91,643
1,713 PENN Entertainment, Inc.
a
35,168
1,608 Perdoceo Education Corporation 51,150
21,134 Pirelli & C. SPA
c
160,991
295 Pool Corporation 54,784
78,430 Prosus NV 3,644,862
361 Ralph Lauren Corporation 137,303
3,951 Ross Stores, Inc. 991,978
24,300 Ryohin Keikaku Company, Ltd. 637,396
23,000 Sekisui House, Ltd. 503,523
4,184 SharkNinja , Inc.
a
676,846
11,382 Six Flags Entertainment
Corporation
a
197,250
4,455 Sonos , Inc.
a
65,310
184,700 Sony Group Corporation 4,316,231
177,684 Sony Group Corporation ADR 4,132,930
422 Strategic Education, Inc. 34,604
247,600 Sumitomo Electric Industries, Ltd. 3,277,010
1,232 Tapestry, Inc. 187,720
34,015 Tesla, Inc.
a
10,585,808
4,860 Texas Roadhouse, Inc. 998,438
2,381 Toll Brothers, Inc. 347,364
8,700 Toyoda Gosei Company, Ltd. 300,354
181,200 Toyota Motor Corporation 3,429,152
1,532 Tractor Supply Company 47,140
330 Ulta Beauty, Inc.
a
169,234
4,373 Universal Technical Institute, Inc.
a
171,903
2,765 Urban Outfitters, Inc.
a
205,108
1,517 Versigent plc
a
62,728
707 Victoria's Secret & Company
a
62,697
5,782 Viking Holdings, Ltd.
a
603,352
269 Visteon Corporation 28,121
26,004 Wesfarmers, Ltd. 1,628,771
63,525 Wyndham Hotels & Resorts, Inc. 4,755,482
5,509 Wynn Resorts, Ltd. 547,099
33,200 Yamada Holdings Company, Ltd. 148,294
1,029 YETI Holdings, Inc.
a
50,359
10,229 Yum China Holding, Inc. 492,833
60 Yum! Brands, Inc. 9,197
Total 157,689,901
Consumer Staples 3.5%
73,679 Anheuser-Busch InBev SA/NV 6,399,314
13,600 Arcs Company, Ltd. 309,004
5,009 BellRing Brands, Inc.
a
62,062
550 BJ's Wholesale Club Holdings,
Inc.
a
53,779
8,460 British American Tobacco plc 513,190
60,889 British American Tobacco plc ADR 3,692,918
Shares Common Stock  77.7% Value
Consumer Staples 3.5% - continued
1,398 Campbell's Company
b
$ 30,728
712 Casey's General Stores, Inc. 620,152
392 Celsius Holdings, Inc.
a
11,450
4,295 Central Garden & Pet Company,
Class A
a
162,823
3,530 Chefs' Warehouse, Inc.
a
407,186
709 Church & Dwight Company, Inc. 70,056
10,398 Conagra Brands, Inc. 150,875
337 Constellation Brands, Inc. 43,888
8,113 Cranswick plc 584,983
7,221 Darling Ingredients, Inc.
a
437,881
936 Dollar General Corporation 118,919
785 Dollar Tree, Inc.
a
99,860
3,912 Estee Lauder Companies, Inc. 328,217
7,353 Heineken Holding NV 618,578
5,859 Heineken NV 530,476
134 Hershey Company 23,457
2,832 Hormel Foods Corporation 70,828
104,294 Imperial Brands plc 3,958,035
172 Ingles Markets, Inc. 15,482
1,234 J.M. Smucker Company 147,167
13,900 Japan Tobacco, Inc. 619,758
214,777 Keurig Dr Pepper, Inc. 6,683,860
188,367 Koninklijke Ahold Delhaize NV 7,463,520
3,464 Kraft Heinz Company 89,544
4,991 L'Oreal SA 2,222,968
2,702 L'Oreal SA, ADR 240,640
1,049 Maplebear , Inc.
a
46,785
141 Marzetti Company 15,069
4,923 Mondelez International, Inc. 306,752
35,874 Nestle SA 3,585,645
27,141 PepsiCo, Inc. 3,787,798
1,067 Performance Food Group
Company
a
122,054
7,824 Reckitt Benckiser Group plc 552,195
8 Seaboard Corporation 35,306
9,142 Shufersal , Ltd. 130,773
3,651 Smithfield Foods, Inc. 95,072
66 Sprouts Farmers Markets, Inc.
a
5,753
114,458 Sysco Corporation 9,756,400
278 Target Corporation 40,168
872,353 Tesco plc 5,741,946
8,992 Turning Point Brands, Inc. 670,893
3,230 Tyson Foods, Inc. 187,211
71,980 Unilever plc 4,579,897
138,521 Unilever plc ADR 8,783,617
1,112 US Foods Holding Corporation
a
111,856
202 Vita Coco Company, Inc.
a
13,320
90,081 Walmart, Inc. 10,017,007
2,126,000 WH Group, Ltd.
c
2,287,508
Total 87,654,623
Energy 4.0%
10,497 Antero Midstream Corporation 230,619
4,285 Antero Resources Corporation
a
154,860
623 APA Corporation 23,250
366 Archrock , Inc. 13,088
358 Baker Hughes Company 21,655
493,151 BP plc 3,705,111
119 California Resources Corporation 6,262
2,029 Cheniere Energy, Inc. 534,784
1,464 Chord Energy Corporation 205,516
887 CNX Resources Corporation
a
31,755
86,309 ConocoPhillips 10,398,508

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Energy 4.0% - continued
28,900 Cosmo Energy Holdings
Company, Ltd. $ 719,178
170,313 Devon Energy Corporation 7,686,226
4,236 DHT Holdings, Inc. 78,663
2,420 Diamondback Energy, Inc. 491,139
3,805 Dorian LPG, Ltd. 180,433
1,230 DT Midstream, Inc. 169,740
208,800 Eneos Holdings, Inc. 1,724,381
238,613 Enterprise Products Partners, LP 9,079,225
1,766 EQT Corporation 94,110
3,780 Expand Energy Corporation 355,433
115,744 ExxonMobil Holdings Corporation 17,991,247
63,220 Galp Energia SGPS SA 1,435,765
771 Gulfport Energy Corporation
a
124,416
181,235 Halliburton Company 5,844,829
390 Hess Midstream, LP 15,924
4,456 HF Sinclair Corporation 407,590
36,300 Inpex Corporation 836,667
46,700 Japan Petroleum Exploration
Company, Ltd. 519,628
10,880 Kinder Morgan, Inc. 350,118
987 Kodiak Gas Services, Inc. 57,947
7,767 Koninklijke Vopak NV 439,688
21,969 Marathon Petroleum Corporation 6,952,529
2,692 Matador Resources Company 134,304
8,924 Noble Corporation plc 378,378
4,530 Occidental Petroleum Corporation 258,527
210 Oceaneering International, Inc.
a
10,244
333 ONEOK, Inc. 30,240
3,585 Ovintiv , Inc. 223,919
202 Par Pacific Holdings, Inc.
a
17,378
16,435 Patterson-UTI Energy, Inc. 172,239
817 PBF Energy, Inc. 59,053
25,582 Permian Resources Corporation 545,152
1,755 Phillips 66 371,498
1,315 Range Resources Corporation 52,784
23,609 Repsol SA 720,571
57,637 SBM Offshore NV 2,152,506
486 Scorpio Tankers, Inc. 37,840
290,236 Shell plc 13,284,550
2,764 SM Energy Company 89,885
2,661 Talos Energy, Inc.
a
40,394
8,983 TechnipFMC plc 643,722
336 Teekay Tankers, Ltd. 26,668
96,686 TotalEnergies SE 8,523,885
15,180 Transocean, Ltd.
a
80,758
106 Valero Energy Corporation 33,167
113,794 Var Energi ASA 571,702
739 Viper Energy, Inc. 32,967
Total 99,372,615
Financials 15.6%
43,845 AB Industrivarden , Class A 2,528,238
223 Acadian Asset Management, Inc. 19,287
960 Affiliated Managers Group, Inc. 352,061
1,037 Affirm Holdings, Inc.
a
74,156
13,018 Ageas SA NV 1,077,333
31,285 AGNC Investment Corporation 333,498
14,337 Allianz SE 7,141,293
15,094 Allstate Corporation 3,986,024
7,145 Ally Financial, Inc. 309,593
17,261 American Express Company 5,804,011
1,321 American Financial Group, Inc. 187,212
84,025 American International Group, Inc. 6,602,684
1,217 Ameriprise Financial, Inc. 664,287
Shares Common Stock  77.7% Value
Financials 15.6% - continued
252 Ameris Bancorp $ 21,977
69,103 ANZ Group Holdings, Ltd. 1,806,014
6,639 Arch Capital Group, Ltd.
a
667,419
2,928 Associated Banc-Corp 90,417
350 Assurant, Inc. 97,716
880 Assured Guaranty, Ltd. 72,794
485 Atlantic Union Bankshares
Corporation 20,579
9,238 Avanza Bank Holding AB 379,091
459 Avidia Bancorp, Inc. 10,236
147,481 AXA SA 7,643,885
846 Axis Capital Holdings, Ltd. 89,101
2,736 Banc of California, Inc. 52,394
205,914 Banco Bilbao Vizcaya Argentaria
SA 5,772,162
1,385,163 Banco de Sabadell SA 5,317,955
709,019 Banco Santander SA 10,083,861
62,101 Bank Hapoalim BM 1,507,686
39,464 Bank Leumi Le-Israel BM 932,468
262,000 Bank of America Corporation 16,230,900
1,028 Bank of Marin Bancorp 29,976
69 Bank of N.T. Butterfield & Son, Ltd. 4,229
54,270 Bank of New York Mellon
Corporation 8,484,029
460 Bank OZK 23,598
1,254 BankUnited , Inc. 58,499
795 Banner Corporation 55,976
794 Bar Harbor Bankshares 31,530
1,171,408 Barclays plc 8,051,686
571 BayCom Corporation 17,233
1,871 Beacon Financial Corporation 58,955
12,651 Berkshire Hathaway, Inc.
a
6,471,493
7,461 BGC Group, Inc. 85,951
779 Bladex, Inc. 45,610
471 Block, Inc.
a
38,264
3,149 Blue Owl Capital, Inc. 32,435
75,919 BNP Paribas SA 9,646,930
203 Bread Financial Holdings, Inc. 21,938
733 Bridgewater Bancshares, Inc.
a
15,012
2,568 Byline Bancorp, Inc. 100,845
247 C&F Financial Corporation
b
20,400
54,588 Capital One Financial Corporation 11,409,438
81 Cathay General Bancorp 5,118
47 Central Pacific Financial
Corporation 1,852
75,032 Charles Schwab Corporation 7,896,368
170 Chemung Financial Corporation 13,853
887 ChoiceOne Financial Services, Inc. 30,185
15,547 Chubb, Ltd. 5,452,022
42 Cincinnati Financial Corporation 7,463
2,669 Citizens Financial Group, Inc. 191,234
199 Citizens Financial Services, Inc. 15,426
1,248 Civista Bancshares, Inc. 36,267
2,171 CNB Financial Corporation 76,202
3,609 CNO Financial Group, Inc. 198,820
881 Colony Bankcorp , Inc. 19,312
6,561 Columbia Banking System, Inc. 205,162
638 Commerce Bancshares, Inc. 37,814
44,921 Commonwealth Bank of Australia 5,615,346
26 Community Financial System, Inc. 1,685
444 Community Trust Bancorp, Inc. 34,832
3,134 ConnectOne Bancorp, Inc. 103,234
59 Corpay , Inc.
a
22,544
182,260 Credit Agricole SA 4,072,683
359 Cullen/Frost Bankers, Inc. 59,716

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Financials 15.6% - continued
1,181 Customers Bancorp, Inc.
a
$ 92,921
343,900 Daiichi Life Group, Inc. 4,146,529
119,200 Daiwa Securities Group, Inc. 1,333,448
28,368 Deutsche Bank AG 1,044,113
4,414 Deutsche Boerse AG 1,329,573
34,823 DNB Bank ASA 1,121,252
2,236 Dynex Capital, Inc. 28,420
694 Eagle Bancorp Montana, Inc. 16,260
3,612 East West Bancorp, Inc. 473,172
605 Eastern Bankshares , Inc. 13,891
259 Encore Capital Group, Inc.
a
24,367
1,228 Enova International, Inc.
a
312,084
387 Equity Bancshares, Inc. 19,613
15,519 Erste Group Bank AG 2,028,693
3,518 Essent Group, Ltd. 232,047
330 Euronet Worldwide, Inc.
a
23,539
449 Evercore , Inc. 143,931
1,430 EXOR NV 114,516
3,725 F.N.B. Corporation 70,402
1,053 Farmers & Merchants Bancorp,
Inc./ Archbold , OH 35,128
1,177 Farmers National Banc
Corporation 18,667
1,712 Federated Hermes, Inc. 102,652
811 Fidelity National Financial, Inc. 41,839
3,065 Fidelity National Information
Services, Inc. 137,220
3,036 Fifth Third Bancorp 171,534
449 Financial Institutions, Inc. 18,616
3,571 First American Financial
Corporation 267,789
400 First Bancorp/Puerto Rico 11,572
1,815 First Bank/Hamilton, NJ 33,632
1,815 First Busey Corporation 56,011
17 First Citizens BancShares , Inc./NC 37,173
299 First Financial Bankshares , Inc. 10,507
121 First Hawaiian, Inc. 3,363
4,930 First Horizon Corporation 126,405
7,199 First International Bank of Israel,
Ltd. 555,933
1,357 First Merchants Corporation 58,541
652 First Mid-Illinois Bancshares, Inc. 33,963
168 FirstCash Holdings, Inc. 34,274
4,083 Fiserv, Inc.
a
220,237
824 Flagstar Bank NA 11,717
503 Flywire Corporation
a
8,053
178 Franklin Resources, Inc. 6,027
842 Fulton Financial Corporation 20,486
123,160 Generali 6,241,630
31,399 Genworth Financial, Inc.
a
308,652
455 Glacier Bancorp, Inc. 22,427
319 Global Life, Inc. 58,138
561 Global Payments, Inc. 47,169
493 Goosehead Insurance, Inc.
a
30,566
1,911 Groupe Bruxelles Lambert SA 172,366
13,000 Hachijuni Nagano Bank, Ltd. 201,994
548 Hamilton Insurance Group, Ltd. 19,706
343 Hamilton Lane, Inc. 30,496
320 Hancock Whitney Corporation 24,640
3,060 Hanmi Financial Corporation 97,553
379 Hanover Bancorp, Inc. 9,947
189 Hanover Insurance Group, Inc. 43,967
1,280 Happen, Inc.
a
24,499
1,097 Hartford Insurance Group, Inc. 155,675
1,189 Hilltop Holdings, Inc. 46,894
Shares Common Stock  77.7% Value
Financials 15.6% - continued
686 Home BancShares , Inc. $ 21,314
2,108 Horizon Bancorp, Inc. 43,109
1,095 Houlihan Lokey , Inc. 137,412
237,983 HSBC Holdings plc 5,067,904
188,135 Huntington Bancshares, Inc./OH 3,205,820
60,356 IG Group Holdings plc 1,187,630
350 Independent Bank Corporation/MA 29,340
1,024 Independent Bank Corporation/MI 39,117
468 Interactive Brokers Group, Inc. 41,179
41,472 Intercontinental Exchange, Inc. 6,323,651
878 International Bancshares
Corporation 67,202
2,939 Invesco, Ltd. 86,994
924 Investar Holding Corporation 27,831
245,660 Investor AB, Class B 10,611,989
1,378 Jackson Financial, Inc. 168,502
126,100 Japan Exchange Group, Inc. 1,715,352
83,300 Japan Post Holdings Company,
Ltd. 1,232,370
1,146 Jefferies Financial Group, Inc. 62,572
63,215 JPMorgan Chase & Company 22,238,405
4,515 Julius Baer Group, Ltd. 396,962
4,328 Kearny Financial Corporation/MD 41,506
3,359 Kemper Corporation 95,328
6,501 KeyCorp 146,858
859 Lazard, Inc. 36,404
1,183 Lincoln National Corporation 53,957
2,526,847 Lloyds TSB Group plc 3,905,524
1,174 Loews Corporation 136,196
3,504 M&T Bank Corporation 863,000
2,079 Macquarie Group, Ltd. 369,062
140,222 Mapfre SA 717,013
1,492 Marex Group, Ltd. 96,861
117 Markel Group, Inc.
a
220,234
327 MarketAxess Holdings, Inc. 53,072
14,300 Matsui Securities Company, Ltd. 93,674
356 Mercury General Corporation 38,135
62,682 MetLife, Inc. 6,025,621
10,011 MGIC Investment Corporation 300,730
504 Miami International Holdings, Inc.
a
23,708
296,600 Mitsubishi UFJ Financial Group,
Inc. 6,625,005
9,969 Mizrahi Tefahot Bank, Ltd. 741,874
56,700 Mizuho Financial Group, Inc. 2,939,566
73,050 Morgan Stanley 15,371,181
852 Morningstar, Inc. 164,070
57,500 MS and AD Insurance Group
Holdings, Inc. 1,770,055
5,870 Muenchener Rueckversicherungs-
Gesellschaft AG 3,526,109
7,547 Nasdaq, Inc. 710,852
69,894 National Australia Bank, Ltd. 2,023,850
511 National Bankshares , Inc. 20,747
1,063,854 NatWest Group plc 10,034,907
1,109 NBT Bancorp, Inc. 58,389
1,100 NerdWallet , Inc.
a
9,900
5,692 NMI Holdings, Inc.
a
252,156
442 NN Group NV 41,663
50,100 Nomura Holdings, Inc. 484,692
1,186 Northeast Community Bancorp,
Inc. 31,666
1,614 Northern Trust Corporation 294,055
1,579 Northpointe Bancshares, Inc. 27,632
3,390 Northwest Bancshares, Inc. 53,359
963 OFG Bancorp 50,904
14,642 Old National Bancorp 390,063

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Financials 15.6% - continued
3,637 Old Republic International
Corporation $ 157,155
1,923 Old Second Bancorp, Inc. 48,633
1,491 OneMain Holdings, Inc. 93,307
4,017 Oportun Financial Corporation
a
22,254
185 Orange County Bancorp, Inc. 7,076
57,400 ORIX Corporation 2,316,627
1,645 Orrstown Financial Services, Inc. 70,291
2,356 Oscar Health, Inc.
a
73,554
570 Palomar Holdings, Inc.
a
76,260
987 Parke Bancorp, Inc. 33,706
606 Paymentus Holdings, Inc.
a
20,665
1,889 PayPal Holdings, Inc. 108,070
754 PCB Bancorp 21,014
147 Peoples Bancorp of North
Carolina, Inc. 6,321
1,360 Pinnacle Financial Partners, Inc. 143,113
548 Piper Sandler Companies 41,538
11,504 Plus500, Ltd. 606,224
1,273 Popular, Inc. 223,042
1,436 Prosperity Bancshares, Inc. 107,513
1,901 Provident Financial Services, Inc. 46,917
1,827 Prudential Financial, Inc. 223,040
228,556 QBE Insurance Group, Ltd. 3,964,253
3,615 Radian Group, Inc. 140,949
601 RBB Bancorp 15,848
2,488 Regions Financial Corporation 77,004
2,070 Reinsurance Group of America,
Inc. 490,279
813 RenaissanceRe Holdings, Ltd. 260,144
179 Renasant Corporation 7,799
219 RLI Corporation 13,412
39,938 Robinhood Markets, Inc.
a
3,457,033
6,647 Rocket Companies, Inc.
a
85,746
152,339 Sampo Oyj 1,686,660
11,400 San-in Godo Bank, Ltd. 165,222
153,400 SBI Holdings, Inc. 2,895,930
5,749 SEI Investments Company 592,032
4,688 Selective Insurance Group, Inc. 444,376
119 ServisFirst Bancshares, Inc. 10,650
27,593 Simmons First National
Corporation 650,919
262,800 Singapore Exchange, Ltd. 5,010,074
43,735 Societe Generale SA 4,110,943
63,100 Sompo Holdings, Inc. 2,801,428
2,123 SouthState Bank Corporation 223,106
49,595 Standard Chartered plc 1,466,400
637 Starwood Property Trust, Inc. 10,179
1,887 State Street Corporation 347,510
3,777 Stifel Financial Corporation 313,151
2,984 Stock Yards Bancorp, Inc. 253,938
2,036 StoneX Group, Inc.
a
155,897
6,223 Storebrand ASA 132,459
70,000 Sumitomo Mitsui Financial Group,
Inc. 3,007,826
147,200 Sumitomo Mitsui Trust Group, Inc. 1,513,611
753 Swiss Life Holding AG 888,538
2,344 TBC Bank Group plc 152,213
2,422 Texas Capital Bancshares, Inc. 239,415
704 Third Coast Bancshares, Inc.
a
30,863
493 Timberland Bancorp, Inc./WA 22,101
3,172 Toast, Inc.
a
102,360
111,800 Tokio Marine Holdings, Inc. 5,698,044
464 Tompkins Financial Corporation 46,326
1,402 Towne Bank/Portsmouth, VA 53,150
Shares Common Stock  77.7% Value
Financials 15.6% - continued
133,625 TP ICAP Group plc $ 617,160
690 TPG RE Finance Trust, Inc. 5,499
631 TPG, Inc. 27,549
1,557 Tradeweb Markets, Inc. 156,478
5,516 Triumph Financial, Inc.
a
418,830
10,810 U.S. Bancorp 681,138
156,693 UBS Group AG 8,282,424
666 UMB Financial Corporation 97,056
90,354 UniCredit SPA 8,521,453
148,438 Unipol Assicurazioni SPA 4,644,550
615 United Bankshares , Inc. 29,797
2,006 United Community Banks, Inc. 71,093
305 Unity Bancorp, Inc. 17,961
595 Universal Insurance Holdings, Inc. 26,007
448 Univest Financial Corporation 19,820
2,885 Unum Group 248,427
2,226 Valley National Bancorp 31,810
1,268 Virtu Financial, Inc. 74,470
39,993 Visa, Inc. 14,642,637
4,132 Voya Financial, Inc. 410,845
181,622 Wells Fargo & Company 15,701,222
1,733 WesBanco , Inc. 71,712
951 West Bancorporation, Inc. 26,676
2,375 Western Alliance Bancorp 191,164
5,104 Western Union Company
b
32,461
78,718 Westpac Banking Corporation 2,087,389
82 WEX, Inc.
a
15,331
2,376 Wintrust Financial Corporation 379,067
749 WisdomTree , Inc. 14,508
255 WSFS Financial Corporation 20,451
16,400 Zenkoku Hosho Company, Ltd. 322,630
3,272 Zions Bancorp NA 228,058
6,283 Zurich Insurance Group AG 4,785,938
Total 391,233,878
Health Care 7.8%
1,908 Acadia Healthcare Company, Inc.
a
56,515
1,707 Adaptive Biotechnologies
Corporation
a
38,527
3,303 Agilent Technologies, Inc. 457,036
427 Agios Pharmaceuticals, Inc.
a
12,819
331 Align Technology, Inc.
a
55,992
9,178 Alignment Healthcare, Inc.
a
136,293
15,294 ALK- Abello AS 523,092
15,709 Amgen, Inc. 6,050,478
883 Anika Therapeutics, Inc.
a
17,024
1,341 Arcus Biosciences, Inc.
a
37,803
541
Argenx
SE ADR
a
461,917
42,699 AstraZeneca plc 7,263,515
28,173 Avantor , Inc.
a
388,224
275 Azenta , Inc.
a
7,736
12,976 Bayer AG 720,113
129 Becton, Dickinson and Company 21,365
6,050 BioLife Solutions, Inc.
a
189,244
4,898 BioMarin Pharmaceutical, Inc.
a
293,978
103 Bio-Rad Laboratories, Inc.
a
33,524
2,345 BridgeBio Pharma, Inc.
a
187,811
5,326 BrightSpring Health Services, Inc.
a
318,015
48,797 Bristol-Myers Squibb Company 3,186,932
175 Bruker Corporation 10,997
592 Cardinal Health, Inc. 136,178
13,536 Cencora , Inc. 4,214,298
2,123 Centene Corporation
a
132,093
642 Charles River Laboratories
International, Inc.
a
149,271

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Health Care 7.8% - continued
434 Chemed Corporation $ 230,997
30,920 Cigna Group 8,628,226
3,976 Cooper Companies, Inc.
a
287,544
26,541 Danaher Corporation 5,174,964
1,252 Denali Therapeutics, Inc.
a
28,821
3,110 Dentsply Sirona, Inc. 41,581
1,708 Dexcom , Inc.
a
142,533
1,807 Doximity , Inc.
a
37,784
1,862 Edwards Lifesciences Corporation
a
160,262
9,962 Elanco Animal Health, Inc.
a
262,698
10,556 Eli Lilly & Company 12,127,155
3,863 Encompass Health Corporation 429,063
2,276 Enovis Corporation
a
66,345
502 Envista Holdings Corporation
a
13,710
928 Exelixis , Inc.
a
49,212
3,600 Fortrea Holdings, Inc.
a
69,012
31,015 Fresenius SE & Company KGaA 1,594,086
843 Fulcrum Therapeutics, Inc.
a
3,018
23,034 Galderma Group AG 5,012,463
11,777 Galenica AG
c
1,251,091
471 GE HealthCare Technologies, Inc. 32,037
1,912 GeneDx Holdings Corporation
a
124,490
40,121 Gilead Sciences, Inc. 5,224,155
875 Globus Medical, Inc.
a
68,941
388,088 GSK plc 10,091,363
2,863 Guardant Health, Inc.
a
463,777
216,482 Haleon plc 1,059,797
1,769 Harmony Biosciences Holdings,
Inc.
a
62,340
291 Henry Schein, Inc.
a
24,953
16,800 Hoya Corporation 2,569,006
637 Humana, Inc. 231,779
36,806 ICON plc
a
6,020,173
1,350 IDEXX Laboratories, Inc.
a
754,745
1,644 Illumina, Inc.
a
337,184
756 Innoviva , Inc.
a
15,853
1,286 Insmed , Inc.
a
126,800
741 Insulet Corporation
a
122,524
1,257 Integra LifeSciences Holdings
Corporation
a
20,929
12,733 Intuitive Surgical, Inc.
a
4,498,951
2,768 Ionis Pharmaceuticals, Inc.
a
143,299
12,287 Ipsen SA 2,374,163
953 IQVIA Holding, Inc.
a
223,974
343 Janux Therapeutics, Inc.
a
5,203
1,126 Jazz Pharmaceuticals, Inc.
a
284,720
49,963 Johnson & Johnson 12,808,015
206 Kiniksa Pharmaceuticals
International plc
a
15,314
34,034 Labcorp Holdings, Inc. 10,523,313
1,791 LivaNova plc
a
143,531
704 Medline, Inc.
a
27,653
476 Medpace Holdings, Inc.
a
274,704
108,567 Merck & Company, Inc. 14,135,423
203 Merit Medical Systems, Inc.
a
17,257
127 Mettler -Toledo International, Inc.
a
179,870
1,502 Mirum Pharmaceuticals, Inc.
a
159,137
373 Moderna , Inc.
a
20,448
2,024 Natera , Inc.
a
541,946
4,376 Neogen Corporation
a
52,687
3,441 Neurocrine Biosciences, Inc.
a
573,959
88,913 Novartis AG 13,905,273
54,800 Ono Pharmaceutical Company,
Ltd. 818,986
245 Option Care Health, Inc.
a
5,642
Shares Common Stock  77.7% Value
Health Care 7.8% - continued
407 Prestige Consumer Healthcare,
Inc.
a
$ 20,440
2,318 Progyny , Inc.
a
72,159
2,900 QIAGEN NV 120,060
153 Quest Diagnostics, Inc. 35,651
4,223 RadNet , Inc.
a
269,343
6,217 Regeneron Pharmaceuticals, Inc. 4,741,271
4,389 Repligen Corporation
a
618,893
410 Revolution Medicines, Inc.
a
76,887
26,199 Roche Holding AG 11,451,387
2,265 Roche Holding AG, Bearer Shares 1,004,065
789 Roivant Sciences, Ltd.
a
26,755
16,759 Royalty Pharma plc 979,228
78,517 Sanofi SA 6,761,230
3,337 Sarepta Therapeutics, Inc.
a
49,588
21,742 Smith & Nephew plc 340,108
3,392 Sotera Health Company
a
60,581
2,381 STERIS plc 543,820
13,300 Takeda Pharmaceutical Company,
Ltd. 456,664
1,252 Tenet Healthcare Corporation
a
318,985
911 Thermo Fisher Scientific, Inc. 523,187
3,210 Twist Bioscience Corporation
a
293,876
4,158 UCB SA 1,067,291
1,395 UFP Technologies, Inc.
a
355,418
1,342 United Therapeutics Corporation
a
694,767
16,434 UnitedHealth Group, Inc. 6,810,250
722 Vaxcyte , Inc.
a
39,046
981 Veeva Systems, Inc.
a
199,908
3,865 Vericel Corporation
a
177,635
10,129 Viatris , Inc. 177,865
292 Viemed Healthcare, Inc.
a
3,408
3,242 Vir Biotechnology, Inc.
a
28,076
227 Waters Corporation
a
85,649
10,862 Waystar Holding Corporation
a
229,297
2,357 West Pharmaceutical Services,
Inc. 803,643
562 Xenon Pharmaceuticals, Inc.
a
35,221
64,601 Zimmer Biomet Holdings, Inc. 6,067,972
Total 195,335,293
Industrials 11.6%
3,957 AAON, Inc. 352,410
128,748 ABB, Ltd. 12,702,141
6,055 Ackermans & van Haaren NV 1,879,219
10,129 ACS Actividades de Construccion
y Servicios SA 1,291,153
2,424 Acuity, Inc. 796,017
6,301 Advanced Drainage Systems, Inc. 872,562
1,077 AECOM 77,964
94,198 Aena SME SA
c
2,903,924
14,609 AerCap Holdings NV 2,204,498
3,522 AGCO Corporation 359,808
2,345 Allegheny Technologies, Inc.
a
439,547
209 Allison Transmission Holdings, Inc. 23,939
81,000 Amada Company, Ltd. 1,389,649
103,619 Amentum Holdings, Inc.
a
2,300,342
257 American Superconductor
Corporation
a
7,548
1,982 AMETEK, Inc. 479,069
1,835 APi Group Corporation
a
72,813
1,767 Applied Industrial Technologies,
Inc. 609,986
1,503 Armstrong World Industries, Inc. 262,514
68,069 Assa Abloy AB 2,525,754

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Industrials 11.6% - continued
1,841 Atmus Filtration Technologies, Inc. $ 95,051
586,016 Aurizon Holdings, Ltd. 1,723,335
979 Axon Enterprise, Inc.
a
516,677
160 AZZ, Inc. 23,155
222,565 Balfour Beatty plc 2,594,596
521 Bloom Energy Corporation
a
107,227
29,307 Bouygues SA 1,650,858
744 Brady Corporation 70,137
14,062 Brambles, Ltd. 193,039
786 BrightView Holdings, Inc.
a
10,249
53 Brink's Company 6,278
747 Broadridge Financial Solutions,
Inc. 115,001
1,809 Builders FirstSource , Inc.
a
120,190
1,864 BWX Technologies, Inc. 314,457
90 CACI International, Inc.
a
44,797
8,588 Caterpillar, Inc. 6,997,588
3,406 CECO Environmental Corporation
a
224,421
804,000 CK Hutchison Holdings, Ltd. 7,532,902
3,029 Clean Harbors, Inc.
a
947,714
714,308 CNH Industrial NV 7,321,657
758 Concentrix Corporation
b
18,647
1,563 Construction Partners, Inc.
a
161,536
13,539 Copart , Inc.
a
394,256
956 CRA International, Inc. 171,153
3,816 Crane Company 814,563
614 CSW Industrials, Inc. 195,823
206,177 CSX Corporation 10,391,321
426 Cummins, Inc. 270,169
1,111 Curtiss-Wright Corporation 804,364
30,500 Dai Nippon Printing Company, Ltd. 553,033
87,347 Delta Air Lines, Inc. 7,637,622
44,894 DHL Group 2,998,999
42,770 Diploma plc 4,235,621
1,424 Donaldson Company, Inc. 134,198
66 Dycom Industries, Inc.
a
26,471
15,417 Eaton Corporation plc 6,401,138
19,789 Elis SA 567,626
6,944 EMCOR Group, Inc. 5,537,354
566 Enerpac Tool Group Corporation 20,229
332 EnerSys 61,769
1,127 EnPro , Inc. 353,788
20,242 Epiroc AB, Class A 518,937
666 Equifax, Inc. 114,965
276 ESCO Technologies, Inc. 87,020
1,491 ExlService Holdings, Inc.
a
50,590
164,300 Fastenal Company 7,838,753
1,403 Federal Signal Corporation 175,305
1,397 Ferguson Enterprises, Inc. 327,359
81,649 Ferrovial NV 5,348,500
96,797 Flowserve Corporation 7,355,604
14,233 Fluor Corporation
a
714,070
3,250 Fortive Corporation 192,432
1,447 Fortune Brands Innovations, Inc. 71,279
2,329 FTAI Aviation, Ltd. 479,774
12,900 Fujikura, Ltd. 327,355
1,953 Gates Industrial Corporation, Ltd.
a
54,645
115 GATX Corporation 20,570
6,945 GE Vernova , Inc. 6,877,564
15,135 GEA Group AG 1,075,213
107 Generac Holdings, Inc.
a
21,091
20,239 General Dynamics Corporation 7,760,037
23,488 General Electric Company 8,457,324
1,809 Genpact , Ltd. 63,623
3,876 Graco , Inc. 307,677
Shares Common Stock  77.7% Value
Industrials 11.6% - continued
5,312 Griffon Corporation $ 457,735
66 HEICO Corporation 16,980
1,469 Herc Holdings, Inc. 220,556
61,254 Hexcel Corporation 6,306,099
129,700 Hitachi, Ltd. 4,250,341
24,611 Honeywell Aerospace, Inc.
a
5,088,078
18,906 Honeywell International, Inc. 4,595,103
29,573 Howden Joinery Group plc 315,117
2,841 Howmet Aerospace, Inc. 801,901
76 Hubbell, Inc. 35,914
1,123 Huber+Suhner AG 264,709
114 Huntington Ingalls Industries, Inc. 37,215
1,347 IDEX Corporation 310,416
23,509 IMI plc 934,210
88,200 Inaba Denki Sangyo Company,
Ltd. 1,572,948
538 Ingersoll Rand, Inc. 44,858
232 Innodata, Inc.
a
14,577
40,025 ISS AS 1,773,961
232,500 ITOCHU Corporation 2,917,785
797 ITT Corporation 156,196
30,114 Jacobs Solutions, Inc. 4,063,282
3,400 Jardine Matheson Holdings, Ltd. 225,811
23,542 JB Hunt Transport Services, Inc. 6,397,538
32,600 Kajima Corporation 1,089,305
11,900 Kandenko Company, Ltd. 395,819
61,400 Kawasaki Kisen Kaisha, Ltd. 1,094,077
2,150 Kirby Corporation
a
281,951
865 Knight-Swift Transportation
Holdings, Inc. 60,143
15,900 Komatsu, Ltd. 689,905
499 Konecranes Oyj 15,567
170 Korn Ferry 13,986
22,391 L3Harris Technologies, Inc. 6,203,650
238 Landstar System, Inc. 41,595
2,748 Legence Corporation
a
175,680
34,376 Legrand SA 5,226,157
352 Leidos Holdings, Inc. 40,691
2,082 Limbach Holdings, Inc.
a
149,279
2,822 Lincoln Electric Holdings, Inc. 737,417
312 Liquidity Services, Inc.
a
12,162
64,030 Logista Integral SA 2,731,624
6,168 Loomis AB 340,378
1,471 Louisiana-Pacific Corporation 106,545
1,087 Lyft, Inc.
a
17,240
22,600 Marubeni Corporation 730,447
385 Masco Corporation 27,520
15 MasTec , Inc.
a
3,947
288 Maximus, Inc. 17,352
877 McGrath RentCorp 100,987
6,412 Mercury Systems, Inc.
a
622,605
951 Middleby Corporation
a
127,035
832 Midera Food Processing, Inc.
a
39,894
2,024 MillerKnoll , Inc. 45,580
63,200 Mitsubishi Corporation 1,889,224
29,200 Mitsubishi Electric Corporation 1,051,875
151,900 Mitsubishi Heavy Industries, Ltd. 3,548,739
45,600 Mitsui & Company, Ltd. 1,399,203
916 Modine Manufacturing Company
a
184,171
896 Moog, Inc. 349,306
15,746 Morgan Sindall Group plc 940,117
3,733 MSC Industrial Direct Company,
Inc. 460,652
6,906 Mueller Industries, Inc. 458,627
6,550 Mueller Water Products, Inc. 165,322

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Industrials 11.6% - continued
46 MYR Group, Inc.
a
$ 15,328
856 Nextpower , Inc.
a
76,929
16,500 NGK Corporation 564,538
46,000 Nippon Yusen Kabushiki Kaisha 1,766,285
1,400 Nishimatsu Construction
Company, Ltd. 46,394
20,100 Nitto Kogyo Corporation 542,159
4,470 NKT AS
a
610,099
72 Nordson Corporation 21,440
10,328 NPK International, Inc.
a
128,997
3,001 nVent Electric plc 461,644
162 NWPX Infrastructure, Inc.
a
19,939
7,300 Obayashi Corporation 143,476
2,298 Old Dominion Freight Line, Inc. 487,498
929 OPENLANE, Inc.
a
36,937
2,628 Otis Worldwide Corporation 189,085
416 Owens Corning, Inc. 57,782
6,927 Parker-Hannifin Corporation 6,764,423
379 Paychex, Inc. 44,282
371 Paylocity Holding Corporation
a
51,159
929 Pentair plc 60,794
232,400 Persol Holdings Company, Ltd. 385,325
694 Powell Industries, Inc. 144,824
607 Proto Labs, Inc.
a
45,555
928 Quanta Services, Inc. 619,310
1,273 RBC Bearings, Inc.
a
701,818
60,500 Recruit Holdings Company, Ltd. 4,784,390
426 Regal Rexnord Corporation 87,428
626 Republic Services, Inc. 131,804
674 Rheinmetall AG 890,994
1,447 Rockwell Automation, Inc. 694,676
489 Ryder System, Inc. 125,389
19,237 Safran SA 7,559,781
423 Saia, Inc.
a
147,047
126,594 Sandvik AB 4,733,949
436 Science Applications International
Corporation 51,069
17,200 Secom Company, Ltd. 740,908
1,779 Sensata Technologies Holding plc 82,350
20,283 Siemens AG 6,645,655
17,718 Siemens Energy AG 3,026,997
139,000 Singapore Airlines, Ltd. 833,834
106,500 Singapore Airport Terminal
Services, Ltd. 392,656
193 SkyWest, Inc.
a
20,645
12,291 Smiths Group plc 438,905
51,700 Sojitz Corporation 1,727,323
228 SPX Technologies, Inc.
a
50,073
3,663 SS&C Technologies Holdings, Inc. 282,234
834 Standex International Corporation 247,281
616 Stanley Black & Decker, Inc. 58,261
104 Sterling Construction Company,
Inc.
a
62,064
139,600 Sumitomo Corporation 1,449,043
604 Sunbelt Rentals Holdings, Inc. 43,440
3,600 Taikisha, Ltd. 94,337
6,300 Taisei Corporation 510,316
400 Terex Corporation 25,136
1,964 Tetra Tech, Inc. 65,126
435 Textron, Inc. 37,088
1,180 Timken Company 162,309
14,700 Toda Corporation 136,467
26,100 TOPPAN Holdings, Inc. 731,866
5,836 Toro Company 536,153
9,700 Toyota Tsusho Corporation 402,602
Shares Common Stock  77.7% Value
Industrials 11.6% - continued
127 Trane Technologies plc $ 57,779
2,438 Transcat , Inc.
a
208,132
717 Trex Company, Inc.
a
31,089
51,000 Tsubakimoto Chain Company 818,292
73,845 Uber Technologies, Inc.
a
5,195,734
437 U-Haul Holding Company
a
30,988
83 UL Solutions, Inc. 7,606
1,315 United Airlines Holdings, Inc.
a
159,549
296 United Rentals, Inc. 319,461
402 Upwork , Inc.
a
3,682
740 V2X, Inc.
a
66,778
619 Valmont Industries, Inc. 298,172
72,848 Ventia Services Group, Pty. Ltd. 297,097
2,187 Veralto Corporation 205,950
3,017 Verisk Analytics, Inc. 587,862
1,044 Verra Mobility Corporation
a
5,523
2,608 Vertiv Holdings Company 630,015
1,269 Vestis Corporation
a
18,350
14 Vicor Corporation
a
2,903
11,719 Vinci SA 1,654,639
839 Wabtec Corporation 244,032
57 Watts Water Technologies, Inc. 19,710
7,383 Werner Enterprises, Inc. 276,272
217 WESCO International, Inc. 74,537
1,593 Willdan Group, Inc.
a
109,168
26,128 Wolters Kluwer NV 2,051,274
363 Woodward, Inc. 130,952
195 XPO, Inc.
a
39,189
1,743 Xylem, Inc. 203,879
9,100 YUASA Company, Ltd. 330,083
27,830 Zigup plc 173,473
1,504 Zurn Elkay Water Solutions
Corporation 75,967
Total 290,860,410
Information Technology 15.8%
25,757 Advanced Micro Devices, Inc.
a
12,264,196
41,300 Advantest Corporation 8,160,134
7,756 Aixtron SE 327,157
760 Akamai Technologies, Inc.
a
87,537
650 Ambarella , Inc.
a
55,900
2,644 Amkor Technology, Inc. 131,856
52,696 Amphenol Corporation 8,468,247
106,767 Apple, Inc. 32,981,394
15,831 Applied Materials, Inc. 8,036,924
52,851 Arista Networks, Inc.
a
9,531,678
1,073 Arrow Electronics, Inc.
a
232,380
14,185 ASML Holding NV 23,376,103
83 Astera Labs, Inc.
a
25,832
609 Atlassian Corporation
a
61,518
875 Autodesk, Inc.
a
204,925
2,252 Avnet, Inc. 200,068
466 Blackbaud , Inc.
a
19,945
56,549 Broadcom, Inc. 22,013,395
35,200 Brother Industries, Ltd. 876,593
17,889 Cadence Design Systems, Inc.
a
6,082,618
49,300 Canon, Inc. 1,372,272
8,005 CCC Intelligent Solutions Holdings,
Inc.
a
48,750
818 Celestica, Inc.
a
271,118
4,989 Check Point Software
Technologies, Ltd.
a
634,252
683 Circle Internet Group, Inc.
a
42,763
835 Cirrus Logic, Inc.
a
108,007
139,586 Cisco Systems, Inc. 16,190,580

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Information Technology 15.8% - continued
2,606 Cloudflare , Inc.
a
$ 727,022
17,657 Codan , Ltd. 495,929
8,156 Cognex Corporation 532,097
1,262 Cognizant Technology Solutions
Corporation 69,852
2,168 Coherent Corporation
a
569,945
2,401 CommVault Systems, Inc.
a
282,838
1,730 Credo Technology Group Holding,
Ltd.
a
358,093
62 CTS Corporation 3,975
1,993 Datadog , Inc.
a
534,064
2,536 DigitalOcean Holdings, Inc.
a
297,980
453 Diodes, Inc.
a
37,291
1,000 DISCO Corporation 357,434
1,514 DocuSign, Inc.
a
83,013
1,002 Enphase Energy, Inc.
a
37,615
271 Entegris , Inc. 32,263
695 EPAM Systems, Inc.
a
73,364
1,564 Everforth , Inc.
a
44,480
363 F5, Inc.
a
146,133
659 Fabrinet
a
286,935
2,690 Figma , Inc.
a
65,421
2,204 Flex, Ltd.
a
250,705
40,000 FUJIFILM Holdings NPV 941,586
12,200 Fujitsu, Ltd. 281,201
2,184 Globant SA
a
79,934
320 GoDaddy , Inc.
a
26,477
5,646 Guidewire Software, Inc.
a
857,853
14,390 Halma plc 687,511
6,303 Hewlett Packard Enterprise
Company 301,914
316 HubSpot , Inc.
a
75,006
392 Ichor Holdings, Ltd.
a
29,506
1,190 INFICON Holding AG 240,079
54,928 Infineon Technologies AG 3,941,830
2,622 Ingram Micro Holding Corporation 73,967
497 Insight Enterprises, Inc.
a
64,078
615 InterDigital , Inc. 187,467
13,107 International Business Machines
Corporation 2,931,381
1,557 IPG Photonics Corporation
a
132,438
1,183 Jabil, Inc. 372,704
8,023 Jenoptik AG 347,605
12,024 JFrog , Ltd.
a
959,395
4,200 Keyence Corporation 2,106,665
1,154 Keysight Technologies, Inc.
a
368,218
8,800 Kioxia Holdings Corporation
a
2,452,881
13,646 Knowles Corporation
a
499,307
878 Kulicke and Soffa Industries, Inc. 78,318
35,400 Kyocera Corporation 807,361
39,471 Lam Research Corporation 11,565,792
2,200 Lasertec Corporation 505,411
5,293 Lattice Semiconductor
Corporation
a
657,761
1,739 Littelfuse , Inc. 768,864
168 Lumentum Holdings, Inc.
a
119,942
1,898 MACOM Technology Solutions
Holdings, Inc.
a
477,233
2,817 Manhattan Associates, Inc.
a
539,061
168 MaxLinear , Inc.
a
11,226
2,244 Microchip Technology, Inc. 166,707
9,601 Micron Technology, Inc. 7,901,911
113,172 Microsoft Corporation 52,593,292
3,466 MKS, Inc. 1,030,962
205 MongoDB, Inc.
a
69,183
801 Monolithic Power Systems, Inc. 1,142,250
Shares Common Stock  77.7% Value
Information Technology 15.8% - continued
166 Motorola Solutions, Inc. $ 72,334
39,300 Murata Manufacturing Company,
Ltd. 1,790,679
555 Napco Security Technologies, Inc. 20,579
51,900 NEC Corporation 1,542,399
324 NetApp, Inc. 57,834
1,083 NetScout Systems, Inc.
a
44,046
75,195 Nokia Oyj 695,022
1,047 Novanta , Inc.
a
149,250
7,900 NSD Company, Ltd. 141,139
274,109 NVIDIA Corporation 55,027,382
476 NXP Semiconductors NV 109,080
1,083 Okta , Inc.
a
153,710
1,127 ON Semiconductor Corporation
a
91,974
1,344 Onto Innovation, Inc.
a
347,532
55,905 Palantir Technologies, Inc.
a
6,879,669
745 PC Connection, Inc. 62,371
663 PTC, Inc.
a
90,964
162 Q2 Holdings, Inc.
a
9,861
976 Qnity Electronics, Inc. 128,032
56,512 Qualcomm, Inc. 8,341,736
5,839 Ralliant Corporation 381,695
4,308 Rambus, Inc.
a
392,157
125 Rigetti Computing, Inc.
a
1,869
170 Rogers Corporation
a
20,990
473 Roper Industries, Inc. 185,402
20,179 SailPoint , Inc.
a,b
338,402
96,260 Samsung Electronics Company,
Ltd. 16,754,517
240 Sanmina Corporation
a
44,534
27,378 SAP SE 5,018,255
10,500 SCREEN Holdings Company, Ltd. 800,989
83,300 Seiko Epson Corporation 1,525,811
33,726 ServiceNow , Inc.
a
3,751,343
1,041 SiTime Corporation
a
557,143
1,108 Skyworks Solutions, Inc. 69,006
2,972 Snowflake, Inc.
a
871,628
6,509 STMicroelectronics NV 347,700
2,022 Synopsys, Inc.
a
786,073
21,631 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 8,744,332
48,189 TD SYNNEX Corporation 12,321,927
219 TE Connectivity plc 45,046
17,810 Technology One, Ltd. 388,448
133 Teledyne Technologies, Inc.
a
87,191
166,741 Telefonaktiebolaget LM Ericsson 1,640,179
699 Tenable Holdings, Inc.
a
22,815
12 Teradyne, Inc. 4,412
13,400 TISI, Inc. 321,257
21,400 Tokyo Electron, Ltd. 7,154,818
2,095 Trimble, Inc.
a
118,535
272 Twilio , Inc.
a
53,679
266 Tyler Technologies, Inc.
a
82,354
1,048 Unity Software, Inc.
a
33,232
538 Varonis Systems, Inc.
a
21,493
49,000 Venture Corporation, Ltd. 610,530
496 VeriSign, Inc. 143,850
648 ViaSat , Inc.
a
49,851
1,788 Vistance Networks, Inc.
a
20,991
2,563 Vontier Corporation 82,349
1,044 Western Digital Corporation 568,813
1,184 Workday, Inc.
a
189,843
531 Zebra Technologies Corporation
a
156,018
1,590 Zoom Communications, Inc.
a
152,751

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Information Technology 15.8% - continued
693 Zscaler , Inc.
a
$ 104,782
Total 394,209,471
Materials 3.0%
28,614 Air Liquide SA 5,637,201
143 Air Products and Chemicals, Inc. 42,169
360 Albemarle Corporation 42,350
7,744 Alcoa Corporation 350,493
1,526 Amcor plc 68,487
3,729 American Vanguard Corporation
a
8,912
938 AngloGold Ashanti plc 74,402
2,044 AptarGroup, Inc. 273,814
188 Avery Dennison Corporation 31,909
1,911 Avient Corporation 69,408
1,738 Balchem Corporation 291,211
2,488 Ball Corporation 161,471
9,806 BASF SE 569,274
279,371 BHP Group, Ltd. 11,775,653
6,979 Celanese Corporation 312,101
456 Century Aluminum Company
a
20,415
56,407 CF Industries Holdings, Inc. 7,061,592
5,099 Cleveland-Cliffs, Inc.
a
58,741
9,217 Coeur Mining, Inc. 137,425
884 Commercial Metals Company 60,748
28 Compass Minerals International,
Inc.
a
822
9,318 Constellium SE
a
258,854
2,342 Corteva , Inc. 184,339
54,308 Crown Holdings, Inc. 6,400,198
5,938 Dow, Inc. 179,862
123 DuPont de Nemours, Inc. 16,851
27,785 Eastman Chemical Company 1,943,561
11,090 Ecovyst , Inc.
a
133,745
3,508 Element Solutions, Inc. 128,849
4,543 Endeavour Mining plc 216,725
44,184 Evraz plc
a,d
6
3,637 Freeport-McMoRan, Inc. 227,785
3,352 Graphic Packaging Holding
Company 35,967
104,087 Greatland Resources, Ltd.
a
719,778
34 Greif, Inc. 2,943
4,566 Hecla Mining Company 64,472
9,149 Heidelberg Materials AG 1,703,224
23,765 Hexpol AB 221,204
670 Ingevity Corporation
a
48,984
62,726 International Paper Company 2,561,103
9,924 Ivanhoe Mines, Ltd.
a
71,288
546 Kaiser Aluminum Corporation 87,185
42,100 Kyoei Steel, Ltd. 509,491
1,877 LyondellBasell Industries NV 116,524
4,399 Magnera Corporation
a
58,287
872 Martin Marietta Materials, Inc. 457,922
612 Minerals Technologies, Inc. 46,659
174,400 Mitsubishi Chemical Group
Corporation 1,283,384
3,578 Mosaic Company 79,145
36,000 Nippon Shokubai Company, Ltd. 484,276
79,100 Nitto Denko Corporation 1,670,308
37,843 Nucor Corporation 9,736,625
1,012 O-I Glass, Inc.
a
7,236
190,285 Orica, Ltd. 3,108,427
1,550 Orion SA 10,463
215 Packaging Corporation of America 52,856
818 Perimeter Solutions, Inc.
a
25,039
6,672 PPG Industries, Inc. 737,389
Shares Common Stock  77.7% Value
Materials 3.0% - continued
85,993 Regis Resources, Ltd. $ 368,498
343 Reliance, Inc. 139,292
19,091 Rio Tinto plc 1,855,059
46,858 Rio Tinto, Ltd. 5,584,623
742 Royal Gold, Inc. 147,176
822 RPM International, Inc. 88,012
218 Scotts Miracle- Gro Company 14,318
670 Sensient Technologies Corporation 82,859
12,900 Shin-Etsu Chemical Company, Ltd. 459,887
1,032 Smurfit WestRock plc 47,441
34,092 Solstice Advanced Materials, Inc. 2,051,316
867 Sonoco Products Company 48,864
2,449 SSR Mining, Inc.
a
62,743
363 Stepan Company 23,283
20,700 Sumitomo Metal Mining Company,
Ltd. 1,040,494
36,500 Toagosei Company, Ltd.
b
408,020
18,400 Tosoh Corporation 309,460
827 TriMas Corporation 33,022
983 Vidrala SA 99,421
98 Vulcan Materials Company 26,320
6,003 West Fraser Timber Company, Ltd. 389,295
Total 73,918,955
Real Estate 1.7%
699 Agree Realty Corporation 54,382
1,900 Alexandria Real Estate Equities,
Inc. 97,755
942 Allreal Holding AG 246,417
1,406 Alpine Income Property Trust, Inc. 28,373
5,233 Americold Realty Trust, Inc. 73,733
24,589 AvalonBay Communities, Inc. 4,563,964
926 Big Shopping Centers, Ltd. 208,117
24,230 British Land Company plc 144,886
7,683 Brixmor Property Group, Inc. 242,091
541 Broadstone Net Lease, Inc. 11,583
483,200 CapitaLand Integrated
Commercial Trust 937,764
7,426 CareTrust REIT, Inc. 311,446
41,642 CBRE Group, Inc.
a
6,113,462
163,000 CK Asset Holdings, Ltd. 992,836
5,756 CoStar Group, Inc.
a
165,543
8,177 Cousins Properties, Inc. 257,984
86,249 Crown Castle, Inc. 6,580,799
2,089 Curbline Properties Corporation 64,007
768 Cushman & Wakefield, Ltd.
a
10,307
53,200 Daiwa House Industry Company,
Ltd. 1,562,301
32,929 DEXUS Property Group 138,290
1,997 Digital Realty Trust, Inc. 376,474
5,079 Easterly Government Properties,
Inc. 123,724
5,854 EPR Properties 363,358
8,370 Essential Properties Realty Trust,
Inc. 261,897
201 Essex Property Trust, Inc. 57,112
54 Extra Space Storage, Inc. 7,994
16,087 Fabege AB 126,166
359 Federal Realty Investment Trust 44,548
24,116 Fermi, Inc.
a
137,220
801 First Industrial Realty Trust, Inc. 52,738
315 Forestar Group, Inc.
a
8,867
1,338 FrontView REIT, Inc. 27,215
3,833 Gaming and Leisure Properties,
Inc. 171,680

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.7% Value
Real Estate 1.7% - continued
4,526 Getty Realty Corporation $ 154,518
207,423 GPT Group 747,114
214,661 Healthcare Realty Trust, Inc. 4,510,028
18,901 Host Hotels & Resorts, Inc. 474,982
3,349 Hudson Pacific Properties, Inc. 46,116
18,322 Industrial Logistics Properties Trust 157,752
4,014 Innovative Industrial Properties,
Inc. 236,063
5,907 InvenTrust Properties Corporation 209,167
3,145 Iron Mountain, Inc. 384,696
1,482 Jones Lang LaSalle, Inc.
a
526,154
1,794 Kimco Realty Corporation 45,711
12,246 Klepierre SA 556,226
66 Lamar Advertising Company 10,557
664 Macerich Company 17,158
152,100 Mapletree Logistics Trust 146,936
27,328 Medical Properties Trust, Inc. 126,529
31,955 Merlin Properties Socimi SA 555,382
11,039 Millrose Properties, Inc. 308,871
148,470 Mivne Real Estate (KD), Ltd. 655,168
283 Mobimo Holding AG 122,423
125 National Health Investors, Inc. 9,581
9,519 NetSTREIT Corporation 204,183
516 NNN REIT, Inc. 24,520
222 Omega Healthcare Investors, Inc. 11,240
4,265 Outfront Media, Inc. 135,926
6,744 Park Hotels & Resorts, Inc. 101,565
2,094 Piedmont Realty Trust, Inc.
a
20,291
993 Postal Realty Trust, Inc. 22,879
1,325 PSP Swiss Property AG 239,051
3,438 Rayonier, Inc. REIT 74,880
1,421 Realty Income Corporation 90,759
607 Regency Centers Corporation 48,736
6,882 RLJ Lodging Trust 84,304
435 Ryman Hospitality Properties 58,138
4,398 Sabra Health Care REIT, Inc. 93,106
5,977 Safehold , Inc. 96,708
821 SBA Communications Corporation 148,585
2,687 Service Properties Trust 21,577
1,891 Simon Property Group, Inc. 433,739
3,712 STAG Industrial, Inc. 142,021
70,000 Sun Hung Kai Properties, Ltd. 1,098,640
3,612 Sunstone Hotel Investors, Inc. 42,513
7,474 Tanger , Inc. 303,893
4,750 Terreno Realty Corporation 340,338
71,543 Tritax Big Box REIT plc 164,485
393,900 United Overseas Land, Ltd. 3,039,462
2,010 Ventas, Inc. 187,955
14,020 VICI Properties, Inc. 369,427
953 WP Carey, Inc. 70,141
2,853 Xenia Hotels & Resorts, Inc. 58,715
3,591 Zillow Group, Inc., Class C
a
122,309
Total 42,416,251
Utilities 2.8%
11,618 ACEA SPA 282,310
5,466 Alliant Energy Corporation
b
386,884
1,670 American States Water Company 143,019
319 American Water Works Company,
Inc. 42,800
776 Artesian Resources Corporation 26,656
5,458 Avista Corporation 220,776
1,754 Black Hills Corporation 124,902
1,271 California Water Service Group 63,690
6,562 Clearway Energy, Inc., Class C 208,212
Shares Common Stock  77.7% Value
Utilities 2.8% - continued
1,075 Consolidated Edison, Inc. $ 117,014
35,520 Constellation Energy Corporation 9,332,880
5,873 Doral Group Renewable Energy
Resources, Ltd.
a
132,348
3,139 DTE Energy Company 445,330
66,686 Duke Energy Corporation 8,364,425
20,413 E.ON SE 439,763
7,192 Edison International 527,677
1,237,685 EDP SA 6,373,214
170,150 Enel SPA 1,921,573
25,670 Energix -Renewable Energies, Ltd. 186,017
93,376 Entergy Corporation 10,049,125
55,839 Evergy , Inc. 4,635,195
5,385 Eversource Energy 385,512
7,103 Exelon Corporation 325,460
4,487 FirstEnergy Corporation 216,767
655 H2O America
b
40,171
81,903 Hera SPA 357,523
719,000 Hong Kong and China Gas
Company, Ltd. 643,675
102,456 Iberdrola SA 2,433,699
357,083 Italgas SPA 3,683,696
2,911 National Fuel Gas Company 239,604
91,420 Naturgy Energy Group SA
b
3,049,759
3,164 New Jersey Resources
Corporation 183,164
6,817 NiSource, Inc. 302,879
415 OGE Energy Corporation 19,650
34,967 OPC Energy, Ltd.
a
1,097,101
1,192 Otter Tail Corporation 105,397
28,977 Pennon Group plc 180,499
22,733 PG&E Corporation 395,100
1,998 Pinnacle West Capital Corporation
b
201,778
9,131 Portland General Electric
Company 450,432
1,375 PPL Corporation 48,414
2,244 Public Service Enterprise Group,
Inc. 172,070
20,482 REN - Redes Energeticas
Nacionais SGPS SA 81,536
34,655 RWE AG 2,279,709
435,500 Sembcorp Industries, Ltd. 1,873,124
485 Spire, Inc. 38,732
11,546 UGI Corporation 417,042
1,978 Unitil Corporation 106,693
44,892 Vistra Energy Corporation 6,652,546
347 Xcel Energy, Inc. 27,135
Total 70,032,677
Total Common Stock
(cost $1,292,982,332) 1,942,747,205
Shares
Registered Investment
Companies   4.9% Value
U.S. Affiliated   4.1%
6,225,094 Thrivent Core Emerging Markets
Equity Fund 91,010,875
408,185 Thrivent Small Cap Value ETF 13,108,372
Total 104,119,247
U.S. Unaffiliated   0.8%
7,972 Invesco QQQ Trust Series 1 5,484,656
519 iShares Biotechnology ETF 96,747
260 iShares Russell 2000 Growth ETF 96,374

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  4.9% Value
U.S. Unaffiliated   0.8%  - continued
17,464 State Street SPDR S&P 500 ETF
Trust $ 13,046,132
859 State Street SPDR S&P 600 Small
Cap Growth ETF 98,974
3,423 State Street SPDR S&P Biotech
ETF 503,215
Total 19,326,098
Total Registered Investment
Companies (cost $81,669,998) 123,445,345
Shares
Collateral Held for Securities
Loaned 0.2% Value
4,301,653 Thrivent Cash Management Trust 4,301,653
Total Collateral Held for
Securities Loaned
(cost $4,301,653) 4,301,653
Shares or
Principal
Amount Short-Term Investments 16.6% Value
Federal Home Loan Bank Discount
Notes
23,800,000 3.614%, 8/21/2026
e,f
23,750,090
5,600,000 3.620%, 8/26/2026
e,f
5,585,460
1,300,000 3.632%, 9/4/2026
e,f
1,295,387
800,000 3.660%, 9/9/2026
e,f
796,756
1,100,000 3.649%, 9/11/2026
e,f
1,095,316
1,400,000 3.678%, 9/18/2026
e,f
1,393,044
2,400,000 3.713%, 9/23/2026
e,f
2,386,860
600,000 3.700%, 9/25/2026
e,f
596,593
3,200,000 3.710%, 10/16/2026
e,f
3,174,778
1,400,000 3.800%, 10/21/2026
e,f
1,388,249
600,000 3.700%, 10/26/2026
e,f
594,657
Federal Home Loan Mortgage
Corporation Discount Notes
4,800,000 3.695%, 10/14/2026
e,f
4,763,150
State Street Institutional U.S.
Government Money Market
Fund
367,464,431 3.619%
e
367,464,431
Total Short-Term Investments
(cost $414,288,194) 414,284,771
Total Investments (cost
$1,793,242,177) 99.4% $2,484,778,974
Other Assets and Liabilities, Net
0.6% 14,641,955
Total Net Assets 100.0% $2,499,420,929
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $6,603,514 or 0.3% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Global Stock Fund as of July 31,
2026:
Securities Lending Transactions
Common Stock $ 4,121,884
Total lending $4,121,884
Gross amount payable upon return of
collateral for securities loaned $4,301,653
Net amounts due to counterparty $179,769
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 140,023,131 109,671,737 30,351,394 –
Consumer Discretionary 157,689,901 120,070,941 37,618,960 –
Consumer Staples 87,654,623 55,914,340 31,740,283 –
Energy 99,372,615 64,738,983 34,633,632 –
Financials 391,233,878 184,320,487 206,913,391 –
Health Care 195,335,293 127,071,600 68,263,693 –
Industrials 290,860,410 162,466,995 128,393,415 –
Information Technology 394,209,471 308,199,976 86,009,495 –
Materials 73,918,955 35,894,542 38,024,407 6
Real Estate 42,416,251 30,734,587 11,681,664 –
Utilities 70,032,677 48,700,827 21,331,850 –
Registered Investment Companies
U.S. Affiliated 13,108,372 13,108,372 – –
U.S. Unaffiliated 19,326,098 19,326,098 – –
Short-Term Investments 414,284,771 367,464,431 46,820,340 –
Subtotal Investments in Securities $2,389,466,446 $1,647,683,916 $741,782,524 $6
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 91,010,875
Collateral Held for Securities Loaned 4,301,653
Subtotal Other Investments $95,312,528
Total Investments at Value $2,484,778,974
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,258,664 6,258,664 – –
Total Asset Derivatives $6,258,664 $6,258,664 $– $–
Liability Derivatives
Futures Contracts 8,799,684 8,799,684 – –
Total Liability Derivatives $8,799,684 $8,799,684 $– $–

Global Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling $47,040,340 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 September 2026 $ 1,487,105 ( $ 18,105)
CME E-mini S&P 500 Index 1,442 September 2026 537,905,164 4,232,761
CME E-mini S&P Mid-Cap 400 Index 16 September 2026 6,092,644 (56,004)
ICE mini MSCI EAFE Index 599 September 2026 93,747,636 1,562,249
ICE US mini MSCI Emerging Markets Index 925 September 2026 80,514,331 (4,557,956)
Total Futures Long Contracts $ 719,746,880 $ 1,162,945
CME E-mini Russell 2000 Index (664) September 2026 ( $ 97,675,519) $ 133,919
CME Euro Foreign Exchange Currency (531) September 2026 (76,992,860) 329,735
Eurex Euro STOXX 50 Index (1,036) September 2026 (73,740,807) (2,562,333)
ICE mini MSCI EAFE Index (709) September 2026 (111,207,249) (1,605,286)
Total Futures Short Contracts ( $ 359,616,435) ($3,703,965)
Total Futures Contracts $ 360,130,445 ($2,541,020)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $73,516 $2,383 $– $91,011 6,225 3.6%
Small Cap Value ETF
1
10,482 1,239 – 13,108 408 0.5
Total Affiliated Registered Investment
Companies 83,998 104,119 4.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   17,778 127,269 140,745 4,302 4,302 0.2
Total Collateral Held for Securities Loaned 17,778 4,302 0.2
Total Value $101,776 $108,421
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $15,112 $– $2,382
Small Cap Value ETF
1
(0) 1,387 1,004 267
Total Income/Non Cash Income from Affiliated Investments $2,649
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 53
Total Affiliated Income from Securities Loaned, Net $53
Total $(0) $16,499 $1,004
1 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Government Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.6% Value
Asset-Backed Securities 3.9%
Access Group, Inc.
$ 161,429
4.231%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 161,129
Granite Edvance Corporation
118,704
5.039%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
119,598
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
327,621
1.650%,  3/25/2051, Ser.
2021-1 314,512
Missouri Higher Education Loan
Auth.
270,963
1.530%,  1/25/2061, Ser.
2021-1 252,681
Navient Student Loan Trust
339,008
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
282,278
Sunnova Hestia I Issuer, LLC
590,937
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
572,998
Sunnova Hestia II Issuer, LLC
263,848
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
252,435
Total 1,955,631
Collateralized Mortgage Obligations 13.3%
Chase Home Lending Mortgage
Trust
96,963
6.000%,  6/25/2055, Ser.
2024-7, Class A4
a,b
96,800
Federal Agricultural Mortgage
Corporation Mortgage Trust
708,812
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
565,392
99,717
5.150%,  8/1/2054, Ser.
2024-2, Class A
a,b,c
95,749
88,943
5.290%,  9/25/2054, Ser.
2025-2, Class A
a,b,c
85,335
Federal Home Loan Mortgage
Corporation - REMIC
54,531
4.000%,  1/25/2051, Ser.
5249, Class LA 53,431
425,000
5.000%,  1/25/2055, Ser.
5490, Class LB 409,658
248,907
5.000%,  2/25/2054, Ser.
5383, Class AZ 226,571
250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 246,372
506,815
1.500%,  3/25/2050, Ser.
4982, Class JA 398,547
1,067,457
1.500%,  3/25/2051, Ser.
5092, Class IC
d
85,184
275,000
5.000%,  5/25/2055, Ser.
5537, Class KM 262,455
234,000
5.000%,  8/25/2050, Ser.
5465, Class AC 230,539
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 752,443
450,000
5.000%,  8/25/2054, Ser.
5446, Class EC 424,596
Principal
Amount Long-Term Fixed Income  99.6% Value
Collateralized Mortgage Obligations 13.3% -
continued
$ 225,000
5.000%,  8/25/2055, Ser.
5569, Class BY $ 215,180
255,587
5.000%,  9/25/2054, Ser.
5473, Class HL 251,435
325,000
5.000%,  9/25/2055, Ser.
5579, Class NY 302,770
4,463
2.000%,  1/15/2041, Ser.
4074, Class JA 4,435
Federal Home Loan Mortgage
Corporation - SCRT
305,695
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
242,082
Federal Home Loan Mortgage
Corporation - SLST
400,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
339,352
300,000
3.000%,  10/25/2035, Ser.
2025-2, Class A2
c
250,698
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
187,331
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
163,053
66,822
3.500%,  7/25/2046, Ser.
2016-SC01, Class 2A
c
58,504
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 439,571
62,249
4.000%,  7/25/2053, Ser.
2024-76, Class DA 61,258
Morgan Stanley Residential
Mortgage Loan Trust
353,284
6.000%,  6/25/2053, Ser.
2023-2, Class A4
a,b
352,794
Total 6,614,204
Commercial Mortgage-Backed Securities 3.5%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
400,000
4.421%,  5/25/2030, Ser.
K547, Class A2
b,c
396,549
200,000
4.165%,  11/25/2030, Ser.
K551, Class A2
b,c
195,830
400,000
4.070%,  12/25/2030, Ser.
K553, Class A2
b,c
390,072
400,000
4.220%,  12/25/2030, Ser.
K554, Class A2
b,c
392,340
400,000
4.250%,  6/25/2031, Ser.
K564, Class A2
b,c
391,673
Total 1,766,464
Mortgage-Backed Securities 18.7%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
285,890 5.500%,  2/1/2040 290,204
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
258,382 6.000%,  1/1/2055 267,166
273,416 4.500%,  2/1/2056 258,890

Government Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Mortgage-Backed Securities 18.7% - continued
$ 360,688 2.000%,  5/1/2051 $ 285,588
371,293 4.000%,  5/1/2052 341,974
49,857 5.000%,  7/1/2053 48,632
81,243 3.500%,  9/1/2047 73,692
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
86,968 2.500%,  7/1/2030 83,967
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
417,394 2.000%,  3/1/2033 398,352
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
130,261 2.500%,  8/1/2032 128,252
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
408,154 3.500%,  5/1/2040 382,055
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
79,185 2.000%,  2/1/2051 62,698
68,526 2.000%,  2/1/2051 54,257
680,332 2.500%,  2/1/2051 566,946
378,874 5.500%,  4/1/2054 380,419
502,477 3.000%,  5/1/2051 439,663
417,806 4.500%,  8/1/2052 394,826
327,097 6.000%,  8/1/2054 338,172
432,420 3.500%,  9/1/2052 388,416
104,748 2.000%,  11/1/2051 82,935
409,786 2.000%,  12/1/2050 324,763
605,780 4.500%,  12/1/2052 575,360
995,000 6.000%,  8/1/2041
e
1,005,957
1,520,000 5.500%,  8/1/2042
e
1,504,200
82,125 3.500%,  12/1/2047 74,600
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
292,847 3.500%,  7/1/2061 256,576
313,248 4.000%,  12/1/2061 282,349
Total 9,290,909
U.S. Government & Agencies 60.2%
U.S. Treasury Bonds
1,045,000 4.750%,  2/15/2056 965,645
1,300,000 3.000%,  8/15/2052 875,266
975,000 4.375%,  5/15/2040 914,672
350,000 4.625%,  2/15/2046 322,437
U.S. Treasury Notes
2,875,000 4.000%,  5/31/2028 2,861,523
6,100,000 4.125%,  6/15/2029 6,066,164
10,150,000 4.125%,  5/31/2031 10,017,574
6,600,000 4.250%,  5/31/2033 6,482,438
1,545,000 4.125%,  2/15/2036 1,476,441
Total 29,982,160
Total Long-Term Fixed Income
(cost $50,651,025) 49,609,368
Shares or
Principal
Amount Short-Term Investments 5.3% Value
Federal Home Loan Bank Discount
Notes
100,000 3.628%, 9/4/2026
f,g
$ 99,645
State Street Institutional U.S.
Government Money Market
Fund
2,530,714 3.619%
f
2,530,714
Total Short-Term Investments
(cost $2,630,371) 2,630,359
Total Investments (cost
$53,281,396) 104.9% $52,239,727
Other Assets and Liabilities, Net
(4.9%) (2,428,501)
Total Net Assets 100.0% $49,811,226
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $2,464,910 or 4.9% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month

Government Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 1,955,631 – 1,955,631 –
Collateralized Mortgage Obligations 6,614,204 – 6,614,204 –
Commercial Mortgage-Backed Securities 1,766,464 – 1,766,464 –
Mortgage-Backed Securities 9,290,909 – 9,290,909 –
U.S. Government & Agencies 29,982,160 – 29,982,160 –
Short-Term Investments 2,630,359 2,530,714 99,645 –
Subtotal Investments in Securities $52,239,727 $2,530,714 $49,709,013 $–
Total Investments at Value $52,239,727
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 21,407 21,407 – –
Total Liability Derivatives $21,407 $21,407 $– $–
The following table presents Government Bond Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling $99,645 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 36 September 2026 $ 7,423,344 ( $ 21,407)
Total Futures Long Contracts $ 7,423,344 ( $ 21,407)
Total Futures Contracts $ 7,423,344 ($21,407)

Government Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $2,700 $1,000 $3,700 $– – –%
Total Affiliated Short-Term Investments 2,700 – –
Total Value $2,700 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $– $– $– $3
Total Income/Non Cash Income from Affiliated Investments $3
Total $– $– $–

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans 2.7%
a
Value
Basic Materials 0.3%
Chemours Company, Term Loan
$ 865,650
7.231%,  (TSFR1M +
3.500%), 10/15/2032
b
$ 862,136
Natgasoline, LLC, Term Loan
1,564,309
9.231%,  (TSFR1M +
5.500%), 3/29/2030
b
1,576,041
Total 2,438,177
Capital Goods 0.4%
Azorra SOAR TLB Finance, Ltd.,
Term Loan
955,153
6.164%,  (TSFR3M +
2.500%), 10/18/2029
b
957,541
Columbus McKinnon Corporation/
NY, Term Loan
1,056,629
7.232%,  (TSFR3M +
3.500%), 2/3/2033
b
1,058,394
TransDigm, Inc., Term Loan
1,290,250
6.231%,  (TSFR1M +
2.500%), 8/19/2032
b
1,292,031
Total 3,307,966
Communications Services 0.7%
Cable One, Inc., Term Loan
967,454
5.845%,  (TSFR1M +
2.000%), 5/3/2028
b
806,373
Cengage Learning, Inc., Term
Loan
1,343,548
6.676%,  (TSFR3M +
3.000%), 3/24/2031
b,d
1,332,303
DIRECTV Financing, LLC, Term
Loan
1,107,143
8.323%,  (TSFR3M +
4.500%), 8/2/2029
b
1,112,988
E.W. Scripps Company, Term Loan
901,881
7.132%,  (TSFR1M +
3.350%), 11/30/2029
b
862,911
Gray Media, Inc., Term Loan
465,567
6.761%,  (TSFR1M +
3.000%), 12/1/2028
b
466,777
Playtika Holding Corporation, Term
Loan
980,000
0.000%,  (TSFR1M +
2.750%), 3/13/2028
b,c,d
958,607
Total 5,539,959
Consumer Cyclical 0.3%
Caesars Entertainment, Inc., Term
Loan
420,000
0.000%,  (TSFR1M +
2.250%), 2/6/2031
b,c,d
399,348
Evergreen AcqCo 1, LP, Term Loan
832,767
6.168%,  (TSFR3M +
2.500%), 9/17/2032
b
832,767
Marriott Ownership Resorts, Inc.,
Term Loan
906,500
5.981%,  (TSFR1M +
2.250%), 4/1/2031
b
906,781
Six Flags Entertainment
Corporation, Term Loan
449,820
5.731%,  (TSFR1M +
2.000%), 5/1/2031
b
445,673
Total 2,584,569
Principal
Amount Bank Loans  2.7%
a
Value
Consumer Non-Cyclical 0.3%
B&G Foods, Inc., Term Loan
$ 1,291,988
7.231%,  (TSFR1M +
3.500%), 10/10/2029
b
$ 1,272,065
Hopper Merger Sub, Inc., Term
Loan
1,220,000
5.995%,  (TSFR3M +
2.250%), 4/7/2033
b
1,199,333
Modivcare Buyer, LLC, Term Loan
102,078
8.732%,  (TSFR3M +
5.000%), 12/29/2030
b
85,575
Total 2,556,973
Financials 0.3%
Acrisure, LLC, Term Loan
225,001
6.731%,  (TSFR1M +
3.000%), 11/6/2030
b
205,538
Alliant Holdings Intermediate, LLC,
Term Loan
977,532
6.231%,  (TSFR1M +
2.500%), 9/19/2031
b
973,201
Jupiter Borrower, Inc., Term Loan
610,000
6.482%,  (TSFR3M +
2.750%), 3/25/2033
b
613,050
Lockton, Inc., Term Loan
490,000
5.823%,  (TSFR3M +
2.000%), 5/9/2033
b,e
489,388
Total 2,281,177
Technology 0.1%
McAfee Corporation, Term Loan
641,855
6.731%,  (TSFR1M +
3.000%), 3/1/2029
b
578,818
Total 578,818
Transportation 0.3%
American Airlines, Inc., Term Loan
1,530,000
6.666%,  (TSFR3M +
3.000%), 5/31/2033
b
1,517,882
Genesee & Wyoming, Inc., Term
Loan
1,291,005
5.482%,  (TSFR3M +
1.750%), 4/10/2031
b
1,287,300
Total 2,805,182
Total Bank Loans
(cost $22,263,527) 22,092,821
Principal
Amount Long-Term Fixed Income 90.5% Value
Basic Materials 4.9%
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,e,f,g
3
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
543,000 8.625%,  6/15/2029
h
566,523
Alumina, Pty. Ltd.
216,000 6.125%,  3/15/2030
h
217,797
649,000 6.375%,  9/15/2032
h
653,227
Avient Corporation
1,690,000 6.250%,  11/1/2031
h
1,702,433

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Basic Materials 4.9% - continued
Axalta Coating Systems Dutch
Holding B BV
$ 927,000 7.250%,  2/15/2031
h
$ 958,751
Carpenter Technology Corporation
440,000 5.625%,  3/1/2034
h
433,784
Cascades, Inc./Cascades USA,
Inc.
1,303,000 6.750%,  7/15/2030
h
1,323,679
Celanese US Holdings, LLC
1,114,000 6.500%,  4/15/2030
i
1,127,691
Cerdia Finanz GmbH
938,000 9.375%,  10/3/2031
h
833,432
Chemours Company
1,370,000 4.625%,  11/15/2029
h
1,292,845
970,000 7.875%,  3/15/2034
h
943,905
Cleveland-Cliffs, Inc.
988,000 6.875%,  11/1/2029
h
998,537
1,090,000 4.875%,  3/1/2031
h
1,005,013
2,265,000 7.000%,  3/15/2032
h,i
2,269,745
CVR Partners, LP/CVR Nitrogen
Finance Corporation
433,000 6.125%,  6/15/2028
h
432,506
First Quantum Minerals, Ltd.
1,810,000 8.000%,  3/1/2033
h
1,880,695
1,300,000 7.250%,  2/15/2034
h
1,324,240
FMC Corporation
1,190,000 8.450%,  11/1/2055
b
895,071
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
385,000 9.000%,  7/1/2028
h,i
383,321
Magnera Corporation
2,073,000 7.250%,  11/15/2031
h
2,028,949
Methanex Corporation
195,000 5.650%,  12/1/2044 170,451
Methanex US Operations, Inc.
1,173,000 6.250%,  3/15/2032
h
1,184,589
Mineral Resources, Ltd.
863,000 9.250%,  10/1/2028
h
887,632
260,000 7.000%,  4/1/2031
h
267,558
360,000 6.000%,  5/1/2032
h
353,388
360,000 6.250%,  5/1/2034
h
350,877
Novelis Corporation
2,290,000 4.750%,  1/30/2030
h
2,201,028
Olympus Water US Holding
Corporation
1,700,000 7.250%,  2/15/2033
h
1,665,268
Qnity Electronics, Inc.
1,730,000 5.750%,  8/15/2032
h
1,717,694
SCIH Salt Holdings, Inc.
733,000 6.625%,  8/15/2031
d,h
732,868
733,000 8.000%,  8/15/2032
d,h
727,460
Solstice Advanced Materials, Inc.
870,000 5.625%,  9/30/2033
h
850,716
SunCoke Energy, Inc.
1,469,000 4.875%,  6/30/2029
h
1,401,145
Trekor Metals, Ltd.
1,724,000 8.250%,  5/1/2030
h
1,791,469
United States Steel Corporation
1,300,000 6.875%,  3/1/2029 1,300,000
Veritiv Operating Company
651,000 10.500%,  11/30/2030
h
667,880
WR Grace Holdings, LLC
1,850,000 6.625%,  8/15/2032
h
1,761,233
Principal
Amount Long-Term Fixed Income  90.5% Value
Basic Materials 4.9% - continued
$ 960,000 7.000%,  8/1/2033
h
$ 919,530
WS Escrow, LLC
550,000 7.750%,  6/1/2033
h
569,061
Total 40,791,994
Capital Goods 10.0%
Abengoa Abenewco 2 Bis SA
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
17,250
AECOM
2,230,000 6.000%,  8/1/2033
h
2,217,273
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
2,235,000 7.000%,  5/21/2030
h
2,276,734
AmeriTex HoldCo Intermediate,
LLC
220,000 7.625%,  8/15/2033
h
226,505
Amsted Industries, Inc.
870,000 4.625%,  5/15/2030
h
841,436
APi Group DE, Inc.
700,000 5.750%,  6/1/2034
h
685,172
Ardagh Group SA
490,000
5.500%,PIK 6.500%,
12/1/2030
h,i,j
453,832
490,000 9.500%,  12/1/2030
h,i
519,257
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
1,050,000 4.000%,  9/1/2029
h,i
996,823
983,000 6.250%,  1/30/2031
h,i
989,627
ATI, Inc.
744,000 7.250%,  8/15/2030 767,102
Axon Enterprise, Inc.
520,000 6.125%,  3/15/2030
h
526,038
520,000 6.250%,  3/15/2033
h
527,367
Bombardier, Inc.
1,500,000 7.000%,  6/1/2032
h
1,545,480
651,000 6.750%,  6/15/2033
h
670,509
Brundage-Bone Concrete
Pumping Holdings, Inc.
1,676,000 7.500%,  2/1/2032
h
1,717,558
Builders FirstSource, Inc.
865,000 5.000%,  3/1/2030
h
838,288
2,176,000 6.750%,  5/15/2035
h
2,154,368
CANPACK Group, Inc./CANPACK
SA
850,000 6.000%,  5/15/2031
h
845,349
CANPACK SA/CANPACK US, LLC
1,353,000 3.875%,  11/15/2029
h
1,280,177
Clean Harbors, Inc.
1,180,000 5.125%,  7/15/2029
h
1,165,516
Clydesdale Acquisition Holdings,
Inc.
900,000 6.875%,  1/15/2030
h
892,262
1,346,000 8.750%,  4/15/2030
h
1,286,378
1,295,000 6.750%,  4/15/2032
h
1,233,231
Columbus McKinnon Corporation/
NY
1,200,000 7.125%,  2/1/2033
h
1,209,000
Core & Main, LP
366,000 6.000%,  7/1/2034
h
363,955
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,619,000 6.625%,  12/15/2030
h
1,645,547

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Capital Goods 10.0% - continued
EquipmentShare.com, Inc.
$ 1,460,000 7.125%,  7/1/2034
h
$ 1,394,485
ESAB Corporation
480,000 5.625%,  4/1/2031
h
474,197
GFL Environmental Holdings US,
Inc.
1,400,000 5.500%,  2/1/2034
h
1,295,080
GFL Environmental, Inc.
1,925,000 4.000%,  8/1/2028
h
1,877,179
Granite Construction, Inc.
738,000 6.375%,  6/15/2034
h
735,889
Herc Holdings, Inc.
885,000 6.625%,  6/15/2029
h
900,868
1,968,000 7.000%,  6/15/2030
h
2,029,537
457,000 7.250%,  6/15/2033
h,i
471,561
Madison IAQ, LLC
960,000 5.875%,  6/30/2029
h
960,024
Mauser Packaging Solutions
Holding Company
980,000 7.875%,  4/15/2030
h
999,502
1,631,000 9.250%,  4/15/2030
h
1,616,572
MIWD Holdco II, LLC
1,488,000 5.500%,  2/1/2030
h,i
1,377,060
Mueller Water Products, Inc.
915,000 4.000%,  6/15/2029
h
876,515
Nesco Holdings II, Inc.
1,255,000 5.500%,  4/15/2029
h
1,246,051
New Enterprise Stone and Lime
Company, Inc.
1,423,000 5.250%,  7/15/2028
h
1,414,169
OI European Group BV
2,096,000 4.750%,  2/15/2030
h
1,922,034
Owens-Brockway Glass Container,
Inc.
543,000 7.375%,  6/1/2032
h,i
501,373
Quikrete Holdings, Inc.
2,785,000 6.750%,  3/1/2033
h
2,821,822
QXO Building Products, Inc.
400,000 6.500%,  7/15/2031
h
401,622
2,350,000 6.875%,  7/15/2034
h
2,353,511
Resideo Funding II, LLC
1,650,000 6.500%,  7/15/2032
h
1,650,556
Reworld Holding Corporation
781,000 4.875%,  12/1/2029
h
741,202
Roller Bearing Company of
America, Inc.
1,243,000 4.375%,  10/15/2029
h
1,204,548
Sensata Technologies BV
319,000 4.000%,  4/15/2029
h
306,977
Sensata Technologies, Inc.
383,000 3.750%,  2/15/2031
h
356,409
Smyrna Ready Mix Concrete, LLC
1,972,000 8.875%,  11/15/2031
h
2,064,869
Spirit AeroSystems, Inc.
1,730,000 4.600%,  6/15/2028 1,719,846
SRM Escrow Issuer, LLC
597,000 6.000%,  11/1/2028
h
596,153
Standard Building Solutions, Inc.
1,185,000 6.500%,  8/15/2032
h
1,187,267
1,740,000 6.250%,  8/1/2033
h
1,720,986
440,000 5.875%,  3/15/2034
h
422,469
Sword Purchaser, LLC
730,000 8.250%,  4/15/2033
h
746,670
Principal
Amount Long-Term Fixed Income  90.5% Value
Capital Goods 10.0% - continued
$ 490,000 10.500%,  4/15/2034
h
$ 506,557
Synergy Infrastructure Holdings,
LLC
550,000 7.875%,  12/1/2030
h
573,724
1,130,000 7.000%,  7/15/2034
h
1,139,952
TransDigm, Inc.
713,000 6.750%,  8/15/2028
h
717,464
2,155,000 7.125%,  12/1/2031
h
2,222,753
1,049,000 6.625%,  3/1/2032
h
1,066,550
3,180,000 6.750%,  1/31/2034
h
3,231,748
1,090,000 6.125%,  7/31/2034
h
1,077,757
Trivium Packaging Finance BV
1,006,000 8.250%,  7/15/2030
h
1,063,430
430,000 12.250%,  1/15/2031
h
475,826
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,598,423
Waste Pro USA, Inc.
905,000 7.000%,  2/1/2033
h
917,245
WESCO Distribution, Inc.
680,000 6.375%,  3/15/2029
h
689,594
120,000 5.250%,  4/15/2031
h
118,001
276,000 6.625%,  3/15/2032
h
281,583
240,000 5.500%,  4/15/2034
h
233,150
Total 82,192,794
Communications Services 10.8%
Altice Financing SA
1,217,000 5.750%,  8/15/2029
h
767,855
Altice France SA
786,631 6.500%,  4/15/2032
h
761,409
2,550,230 6.875%,  7/15/2032
h
2,475,760
AMC Global Media, Inc.
895,000 10.500%,  7/15/2032
h
921,921
Cable One, Inc.
870,000 4.000%,  11/15/2030
h,i
323,462
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,223,000 5.000%,  2/1/2028
h
1,207,394
2,650,000 5.375%,  6/1/2029
h
2,573,586
4,145,000 4.750%,  3/1/2030
h
3,872,780
1,414,000 4.250%,  2/1/2031
h
1,251,573
2,070,000 4.750%,  2/1/2032
h
1,808,751
901,000 7.000%,  2/1/2033
h
863,456
1,202,000 7.375%,  2/1/2036
h,i
1,142,729
Clear Channel Outdoor Holdings,
Inc.
1,008,000 7.500%,  6/1/2029
h
1,009,606
CSC Holdings, LLC
896,000 5.375%,  2/1/2028
h
519,308
733,000 11.750%,  1/31/2029
h
419,574
1,138,000 6.500%,  2/1/2029
h,i
644,309
1,034,000 4.125%,  12/1/2030
h
578,318
Deluxe Corporation
2,077,000 8.125%,  9/15/2029
h
2,150,804
DIRECTV Financing, LLC
2,645,000 8.875%,  2/1/2030
h
2,692,951
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
623,000 5.875%,  8/15/2027
h
621,529
Discovery Global Holdings, Inc.
430,000 4.054%,  3/15/2029 422,350
2,060,000 4.279%,  3/15/2032
i
1,830,454
1,080,000 5.050%,  3/15/2042 750,600

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Communications Services 10.8% - continued
DISH DBS Corporation
$ 1,019,000 5.250%,  12/1/2026
h,k
$ 1,013,905
2,660,000 5.750%,  12/1/2028
h,k
2,566,900
1,162,000 5.125%,  6/1/2029
k
1,053,063
EchoStar Corporation
2,063,000 10.750%,  11/30/2029 2,231,552
FiberCop SPA
1,585,000 6.000%,  9/30/2034
h
1,527,412
Gray Media, Inc.
1,214,000 5.375%,  11/15/2031
h
902,378
1,130,000 7.250%,  8/15/2033
h,i
1,117,639
Iliad Holding SAS
1,463,000 8.500%,  4/15/2031
h
1,538,931
1,169,000 7.000%,  4/15/2032
h
1,179,105
Level 3 Financing, Inc.
2,845,000 6.875%,  6/30/2033
h
2,878,996
970,000 7.000%,  3/31/2034
h
986,701
2,270,000 8.500%,  1/15/2036
h
2,361,667
Lumen Technologies, Inc.
1,220,000 7.600%,  9/15/2039 1,114,775
McGraw-Hill Education, Inc.
1,419,000 5.750%,  8/1/2028
h
1,408,044
1,487,000 8.000%,  8/1/2029
h
1,474,728
Nexstar Media, Inc.
657,000 4.750%,  11/1/2028
h
644,227
2,422,000 6.500%,  9/15/2033
h
2,409,587
1,454,000 7.250%,  4/15/2034
h,i
1,457,258
Oak-Eagle Acquireco, Inc.
1,584,607 7.250%,  7/1/2033
h
1,641,927
1,578,000 8.750%,  7/1/2034
h
1,662,403
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,440,000 4.625%,  3/15/2030
h
1,390,748
Playtika Holding Corporation
1,150,000 4.250%,  3/15/2029
h
1,044,913
Rogers Communications, Inc.
540,000 7.000%,  4/15/2055
b
543,241
Sable International Finance, Ltd.
1,128,000 7.125%,  10/15/2032
h
1,114,111
Scripps Escrow II, Inc.
1,120,000 3.875%,  1/15/2029
h
1,023,491
Sinclair Television Group, Inc.
985,000 8.125%,  2/15/2033
h
1,010,092
Sirius XM Radio, LLC
860,000 3.875%,  9/1/2031
h
776,101
480,000 5.875%,  4/15/2032
h
471,012
Snap, Inc.
650,000 6.875%,  3/15/2034
h
629,647
Telenet Finance Luxembourg
Notes SARL
2,400,000 5.500%,  3/1/2028
h
2,367,629
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,179,000 4.750%,  4/15/2028
h
1,174,529
1,293,000 6.500%,  2/15/2029
h
1,275,238
650,000 8.625%,  6/15/2032
h,i
663,820
360,000 8.625%,  6/15/2032
h
367,654
Uniti Services, LLC
980,000 7.500%,  10/15/2033
h
1,001,447
Univision Communications, Inc.
1,388,000 4.500%,  5/1/2029
h
1,314,367
Principal
Amount Long-Term Fixed Income  90.5% Value
Communications Services 10.8% - continued
$ 1,100,000 8.500%,  7/31/2031
h
$ 1,097,565
870,000 9.375%,  8/1/2032
h
868,986
849,000 8.875%,  4/15/2033
h
822,023
Viasat, Inc.
1,387,000 6.500%,  7/15/2028
h
1,376,118
Virgin Media Finance plc
2,030,000 5.000%,  7/15/2030
h
1,249,120
Virgin Media Secured Finance plc
1,821,000 5.500%,  5/15/2029
h
1,634,824
VZ Secured Financing BV
1,830,000 5.000%,  1/15/2032
h
1,500,606
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
2,621,000 8.250%,  10/1/2031
h
2,728,537
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
h
655,686
Total 88,883,182
Consumer Cyclical 15.8%
1011778 B.C., ULC/New Red
Finance, Inc.
2,344,000 5.625%,  9/15/2029
h
2,338,107
1,385,000 4.000%,  10/15/2030
h
1,301,348
Adient Global Holdings, Ltd.
1,405,000 7.500%,  2/15/2033
h,i
1,449,999
Advance Auto Parts, Inc.
1,027,000 7.000%,  8/1/2030
h
1,052,300
652,000 7.375%,  8/1/2033
h,i
672,949
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,245,000 6.000%,  6/1/2029
h
1,234,042
Allison Transmission, Inc.
862,000 3.750%,  1/30/2031
h
799,483
American Axle & Manufacturing,
Inc.
1,183,000 5.000%,  10/1/2029 1,143,023
1,990,000 7.750%,  10/15/2033
h
1,959,597
Arches Buyer, Inc.
1,903,000 6.125%,  12/1/2028
h,i
1,860,247
978,000 9.000%,  8/15/2031
h
983,096
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
h
438,283
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
h
672,155
1,506,000 4.625%,  4/1/2030
h
1,429,881
Bath & Body Works, Inc.
650,000 6.950%,  3/1/2033 647,566
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
985,000 9.500%,  7/1/2032
h
952,963
Beach Acquisition Bidco, LLC
642,969
0.000%,PIK 10.750%,
7/15/2033
h,j
690,233
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
1,270,000 5.125%,  4/15/2029
h,i
1,206,877
Boyd Gaming Corporation
1,175,000 4.750%,  6/15/2031
h
1,121,991
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
880,000 5.750%,  1/15/2033
h
849,166

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Consumer Cyclical 15.8% - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 1,093,000 5.000%,  6/15/2029
h
$ 1,036,949
885,000 4.875%,  2/15/2030
h
824,634
Caesars Entertainment, Inc.
1,722,000 4.625%,  10/15/2029
h
1,636,307
1,570,000 7.000%,  2/15/2030
h
1,575,194
Carnival Corporation, Ltd.
2,650,000 5.750%,  8/1/2032
h
2,625,577
Carriage Services, Inc.
960,000 4.250%,  5/15/2029
h
910,105
Carvana Company
1,671,582
9.000%,PIK 0.000%,
6/1/2030
h,j
1,722,945
1,335,100
9.000%,PIK 0.000%,
6/1/2031
h,j
1,468,502
Churchill Downs, Inc.
609,000 6.750%,  5/1/2031
h
616,243
Cyprium Corporation/Cyprium
Holdings Luxembourg SARL
960,000 6.125%,  4/15/2031
h
951,485
Dream Finders Homes, Inc.
1,380,000 6.875%,  9/15/2030
h
1,346,947
Flutter Treasury DAC
271,000 5.875%,  6/4/2031
h
266,969
Ford Motor Company
1,494,000 3.250%,  2/12/2032 1,306,376
Forestar Group, Inc.
1,665,000 6.500%,  3/15/2033
h
1,668,451
FORVIA SE
865,000 8.000%,  6/15/2030
h,i
909,094
1,080,000 6.750%,  9/15/2033
h
1,074,659
Gaia Purchaser, Inc.
1,340,000 7.625%,  7/15/2033
h
1,344,120
Gap, Inc.
1,141,000 3.625%,  10/1/2029
h
1,073,384
Garda World Security Corporation
1,940,000 6.000%,  6/1/2029
h,i
1,911,884
490,000 8.250%,  8/1/2032
h
496,899
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,225,000 7.750%,  5/31/2032
h
1,273,323
General Motors Financial
Company, Inc.
1,794,000 5.750%,  9/30/2027
b,i,l
1,779,797
Genting New York, LLC/GENNY
Capital, Inc.
1,131,000 7.250%,  10/1/2029
h
1,157,253
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
2,105,000 8.750%,  1/15/2032
h,i
2,042,420
Goodyear Tire & Rubber Company
1,710,000 5.250%,  4/30/2031 1,535,602
Hilton Domestic Operating
Company, Inc.
748,000 4.875%,  1/15/2030 737,401
1,100,000 5.500%,  9/15/2031
h
1,089,878
962,000 3.625%,  2/15/2032
h
870,466
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
1,120,000 5.000%,  6/1/2029
h
1,086,017
Principal
Amount Long-Term Fixed Income  90.5% Value
Consumer Cyclical 15.8% - continued
IHO Verwaltungs GmbH
$ 980,000
7.375%,PIK 8.125%,
5/15/2033
h,j
$ 1,015,790
Jacobs Entertainment, Inc.
1,422,000 6.750%,  2/15/2029
h
1,395,337
K Hovnanian Enterprises, Inc.
540,000 8.000%,  4/1/2031
h
550,438
KB Home
942,000 6.875%,  6/15/2027 946,579
L Brands, Inc.
1,326,000 5.250%,  2/1/2028 1,325,659
689,000 6.875%,  11/1/2035 696,664
Life Time, Inc.
1,170,000 6.000%,  11/15/2031
h
1,179,967
Light & Wonder International, Inc.
594,000 7.250%,  11/15/2029
h
603,722
1,300,000 6.250%,  10/1/2033
h
1,277,250
Lindblad Expeditions, LLC
1,590,000 7.000%,  9/15/2030
h
1,636,813
Lithia Motors, Inc.
870,000 4.625%,  12/15/2027
h
865,809
Live Nation Entertainment, Inc.
729,000 4.750%,  10/15/2027
h
725,248
Macy's Retail Holdings, LLC
650,000 7.375%,  8/1/2033
h
676,384
720,000 6.375%,  3/15/2037 669,708
870,000 4.300%,  2/15/2043 620,740
Marriott Ownership Resorts, Inc.
950,000 6.500%,  10/1/2033
h,i
934,266
Match Group Holdings II, LLC
1,665,000 6.125%,  9/15/2033
h
1,621,116
Mattamy Group Corporation
1,555,000 4.625%,  3/1/2030
h
1,490,256
550,000 6.000%,  12/15/2033
h
523,531
Melco Resorts Finance, Ltd.
1,201,000 5.375%,  12/4/2029
h
1,161,080
625,000 7.625%,  4/17/2032
h
637,802
320,000 6.500%,  9/24/2033
h
308,974
MGM China Holdings, Ltd.
219,000 7.125%,  6/26/2031
h
224,851
MGM Resorts International
1,201,000 6.125%,  9/15/2029 1,208,393
Michaels Companies, Inc.
961,000 8.500%,  3/15/2033
h
951,992
1,448,000 11.000%,  3/15/2034
h,i
1,417,441
Millrose Properties, Inc.
1,800,000 6.375%,  8/1/2030
h
1,813,307
440,000 6.250%,  9/15/2032
h
439,628
Muvico, LLC
1,164,115
9.000%,PIK 6.000%,
2/19/2029
h,i,j
1,278,379
NCL Corporation, Ltd.
2,055,000 5.875%,  1/15/2031
h
1,964,008
Nissan Motor Acceptance
Company, LLC
1,300,000 5.625%,  9/29/2028
h
1,292,270
1,180,000 6.125%,  9/30/2030
h
1,152,396
Penn Entertainment, Inc.
970,000 6.750%,  4/1/2031
h,i
973,506
PENN Entertainment, Inc.
750,000 4.125%,  7/1/2029
h
714,861

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Consumer Cyclical 15.8% - continued
PetSmart, LLC/PetSmart Finance
Corporation
$ 2,960,000 7.500%,  9/15/2032
h
$ 2,990,808
650,000 10.000%,  9/15/2033
h
646,694
Phinia, Inc.
657,000 6.625%,  10/15/2032
h
663,534
Pioneer OpCo, LLC
550,000 7.000%,  5/15/2033
h
555,314
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,595,000 3.375%,  8/31/2027
h
1,566,524
Rakuten Group, Inc.
219,000 11.250%,  2/15/2027
h
225,163
1,344,000 9.750%,  4/15/2029
h
1,459,276
650,000 8.125%,  12/15/2029
b,h,l
664,337
Raven Acquisition Holdings, LLC
1,150,000 6.875%,  11/15/2031
h
1,118,830
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
900,000 4.625%,  4/16/2029
h
809,809
Risewell Homes, Inc.
430,000 8.500%,  11/1/2030
h
438,606
S&S Holdings, LLC
1,304,000 8.375%,  10/1/2031
h
1,259,204
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
1,653,000 5.250%,  7/15/2029 1,583,001
Sotheby's
980,000 8.250%,  4/15/2031
h
977,568
Sotheby's/Bidfair Holdings, Inc.
730,000 5.875%,  6/1/2029
h
704,176
Staples, Inc.
1,598,000 10.750%,  9/1/2029
h
1,529,049
Station Casinos, LLC
480,000 4.500%,  2/15/2028
h
471,987
1,074,000 4.625%,  12/1/2031
h,i
1,009,868
Taylor Morrison Communities, Inc.
545,000 5.750%,  11/15/2032
h
557,860
Tenneco, Inc.
1,507,000 8.000%,  11/17/2028
h
1,510,782
TKC Holdings, Inc.
980,000 8.500%,  8/15/2030
h
1,001,804
Vail Resorts, Inc.
560,000 5.625%,  7/15/2030
h
557,553
VF Corporation
400,000 2.950%,  4/23/2030 359,363
650,000 6.000%,  10/15/2033 636,334
Victoria's Secret & Company
1,189,000 4.625%,  7/15/2029
h
1,154,765
Viking Cruises, Ltd.
1,743,000 5.875%,  10/15/2033
h
1,725,893
Wayfair, LLC
825,000 7.750%,  9/15/2030
h
864,515
980,000 7.125%,  5/31/2034
h
1,006,745
Wyndham Hotels & Resorts, Inc.
480,000 5.625%,  3/1/2033
h
467,149
Wynn Macau, Ltd.
1,900,000 6.750%,  2/15/2034
h
1,867,777
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
2,890,000 7.125%,  2/15/2031
h
3,028,292
Principal
Amount Long-Term Fixed Income  90.5% Value
Consumer Cyclical 15.8% - continued
ZF North America Capital, Inc.
$ 747,000 6.875%,  4/14/2028
h
$ 760,450
1,485,000 6.750%,  4/23/2030
h
1,473,669
960,000 6.875%,  4/23/2032
h
943,171
Total 130,026,222
Consumer Non-Cyclical 10.7%
1261229 B.C., Ltd.
2,478,000 10.000%,  4/15/2032
h
2,533,131
Acadia Healthcare Company, Inc.
650,000 5.000%,  4/15/2029
h
636,311
830,000 7.375%,  3/15/2033
h,i
855,935
ACCO Brands Corporation
980,000 4.250%,  3/15/2029
h
923,746
AdaptHealth, LLC
3,002,000 4.625%,  8/1/2029
h
2,894,289
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
440,000 5.500%,  3/31/2031
h
422,784
720,000 5.625%,  3/31/2032
h
684,865
300,000 6.250%,  3/15/2033
h
290,571
2,150,000 5.750%,  3/31/2034
h
1,998,945
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
h
424,350
Bausch Health Americas, Inc.
970,000 8.500%,  1/31/2027
h
964,364
Bausch Health Companies, Inc.
1,678,000 4.875%,  6/1/2028
h,i
1,560,584
BellRing Brands, Inc.
2,644,000 7.000%,  3/15/2030
h,i
2,613,594
BioMarin Pharmaceutical, Inc.
1,440,000 5.500%,  2/15/2034
h
1,404,824
Champ Acquisition Corporation
970,000 8.375%,  12/1/2031
h
1,011,661
CHS/Community Health Systems,
Inc.
963,000 6.125%,  4/1/2030
h
809,080
1,370,000 4.750%,  2/15/2031
h,i
1,222,033
547,000 10.875%,  1/15/2032
h
576,973
1,730,000 9.750%,  1/15/2034
h
1,752,597
Concentra Health Services, Inc.
841,000 6.875%,  7/15/2032
h,i
864,798
CVS Health Corporation
1,121,000 7.000%,  3/10/2055
b
1,154,231
DaVita, Inc.
3,561,000 6.875%,  9/1/2032
h
3,659,504
Embecta Corporation
756,000 5.000%,  2/15/2030
h
583,538
Encompass Health Corporation
462,000 4.500%,  2/1/2028 457,079
1,960,000 5.875%,  6/1/2034
h
1,940,508
Endo Finance Holdings, LP
1,865,000 8.500%,  4/15/2031
h,i
1,964,069
Energizer Holdings, Inc.
1,200,000 4.375%,  3/31/2029
h
1,155,703
1,145,000 6.000%,  9/15/2033
h,i
1,084,997
Fiesta Purchaser, Inc.
1,127,000 9.625%,  9/15/2032
h
1,055,926
Genmab AS/Genmab Finance,
LLC
1,760,000 6.250%,  12/15/2032
h
1,776,109
330,000 7.250%,  12/15/2033
h
340,264

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Consumer Non-Cyclical 10.7% - continued
Grifols SA
$ 1,262,000 4.750%,  10/15/2028
h
$ 1,231,322
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,017,000 4.875%,  6/1/2029
h
1,875,788
970,000 7.750%,  5/1/2033
h
976,148
HNI Corporation
970,000 5.125%,  1/18/2029
h
953,665
Industrial F&B Investments III, Inc.
904,000 7.750%,  2/11/2033
h
917,836
Insulet Corporation
606,000 6.500%,  4/1/2033
h
613,956
IQVIA, Inc.
1,736,000 6.250%,  6/1/2032
h
1,758,327
Jazz Securities DAC
870,000 4.375%,  1/15/2029
h
851,707
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
573,000 9.000%,  2/15/2029
h
596,786
610,000 7.125%,  4/30/2033
h
620,218
Lamb Weston Holdings, Inc.
647,000 4.375%,  1/31/2032
h
606,417
LifePoint Health, Inc.
1,564,000 5.375%,  1/15/2029
h,i
1,484,192
642,000 9.875%,  8/15/2030
h
673,966
Medline Borrower, LP
1,885,000 5.250%,  10/1/2029
h
1,867,373
Newell Brands, Inc.
260,000 6.375%,  9/15/2027 260,789
676,000 6.625%,  9/15/2029 684,131
2,620,000 6.375%,  5/15/2030
i
2,648,770
650,000 6.625%,  5/15/2032
i
657,620
Organon & Company/Organon
Foreign Debt Co-Issuer BV
977,000 5.125%,  4/30/2031
h
966,994
Performance Food Group, Inc.
1,096,000 4.250%,  8/1/2029
h
1,059,592
1,315,000 6.125%,  9/15/2032
h
1,318,715
Perrigo Finance Unlimited
Company
718,000 5.150%,  6/15/2030 678,871
849,000 6.125%,  9/30/2032
i
806,612
Post Holdings, Inc.
1,965,000 4.500%,  9/15/2031
h
1,821,137
1,340,000 6.250%,  10/15/2034
h
1,302,838
Prime Healthcare Services, Inc.
2,507,000 9.375%,  9/1/2029
h
2,613,949
Radiology Partners, Inc.
825,000 8.500%,  7/15/2032
h
866,968
Simmons Foods, Inc.
2,480,000 4.625%,  3/1/2029
h
2,397,216
Spectrum Brands, Inc.
170,000 3.875%,  3/15/2031
h
148,954
Star Parent, Inc.
2,400,000 9.000%,  10/1/2030
h
2,520,276
Surgery Center Holdings, Inc.
1,780,000 7.250%,  4/15/2032
h,i
1,785,544
TEAM Services Holding, Inc.
1,450,000 9.000%,  2/15/2033
h,i
1,468,411
Teleflex, Inc.
240,000 5.875%,  1/15/2032
h
237,924
Principal
Amount Long-Term Fixed Income  90.5% Value
Consumer Non-Cyclical 10.7% - continued
Tenet Healthcare Corporation
$ 1,668,000 5.125%,  11/1/2027 $ 1,667,039
1,416,000 5.500%,  11/15/2032
h
1,394,177
218,000 6.000%,  11/15/2033
h
218,697
US Acute Care Solutions, LLC
2,172,000 9.750%,  5/15/2029
h
2,024,389
Viking Baked Goods Acquisition
Corporation
980,000 8.625%,  11/1/2031
h
983,624
1,000,000 8.625%,  11/1/2031
h
1,003,698
Whirlpool Corporation
430,000 6.125%,  6/15/2030 390,736
980,000 7.500%,  7/1/2031
h
973,881
1,000,000 7.875%,  7/1/2034
h
945,399
Total 88,492,015
Energy 10.8%
Aethon United BR, LP/Aethon
United Finance Corporation
573,000 7.500%,  10/1/2029
h
594,490
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,556,000 5.375%,  6/15/2029
h
1,551,138
Archrock Services, LP/Archrock
Partners Finance Corporation
960,000 6.000%,  2/1/2034
h
939,514
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,120,000 6.625%,  7/15/2033
h
1,124,917
Beusa Investments, LLC
1,470,000 7.000%,  8/1/2031
h
1,436,734
Buckeye Partners, LP
868,000 6.750%,  2/1/2030
h
889,275
California Resources Corporation
745,000 7.000%,  1/15/2034
h
729,677
Caturus Energy, LLC
243,000 7.125%,  5/15/2031
h
240,890
CNX Resources Corporation
332,000 7.375%,  1/15/2031
h
339,261
360,000 5.875%,  3/1/2034
h
348,784
Comstock Resources, Inc.
2,805,000 5.875%,  1/15/2030
h
2,642,623
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
1,219,000 5.500%,  6/15/2031
h
1,186,866
Crescent Energy Finance, LLC
1,089,000 7.625%,  4/1/2032
h
1,100,487
1,320,000 7.875%,  4/15/2032
h
1,344,259
438,000 7.375%,  1/15/2033
h
439,978
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
505,000 8.625%,  3/15/2029
h
524,107
1,640,000 7.375%,  6/30/2033
h
1,677,148
480,000 6.875%,  6/1/2034
h
482,310
Energy Transfer, LP
1,945,000 6.500%,  2/15/2056
b
1,945,216
Excelerate Energy, LP
609,000 8.000%,  5/15/2030
h
638,039
Genesis Energy, LP/Genesis
Energy Finance Corporation
2,405,000 7.875%,  5/15/2032 2,483,963
600,000 6.750%,  3/15/2034 598,428

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Energy 10.8% - continued
Global Partners, LP/GLP Finance
Corporation
$ 330,000 7.125%,  7/1/2033
h
$ 334,183
Harvest Midstream I, LP
1,250,000 6.750%,  5/15/2034
h
1,254,976
Hess Midstream Operations, LP
1,175,000 4.250%,  2/15/2030
h
1,125,076
Hilcorp Energy I, LP/Hilcorp
Finance Company
664,000 5.750%,  2/1/2029
h
662,701
1,810,000 6.000%,  2/1/2031
h
1,764,390
1,440,000 6.250%,  4/15/2032
h
1,397,882
Howard Midstream Energy
Partners, LLC
1,371,000 7.375%,  7/15/2032
h
1,417,155
1,080,000 6.625%,  1/15/2034
h
1,092,047
366,000 6.625%,  1/15/2035
h
365,799
ITT Holdings, LLC
2,145,000 6.500%,  8/1/2029
h
2,120,898
Kodiak Gas Services, LLC
650,000 6.500%,  10/1/2033
h
649,159
Kraken Oil & Gas Partners, LLC
410,000 7.625%,  8/15/2029
h,i
414,005
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
f,g
326
Moss Creek Resources Holdings,
Inc.
713,000 8.250%,  9/1/2031
h
714,653
Nabors Industries, Inc.
579,000 9.125%,  1/31/2030
h
605,336
438,000 8.875%,  8/15/2031
h,i
450,691
1,190,000 7.625%,  11/15/2032
h
1,213,763
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
h
558,670
1,192,000 8.375%,  2/15/2032
h
1,239,544
Noble Finance II, LLC
700,000 8.000%,  4/15/2030
h
723,650
1,740,000 6.250%,  6/15/2034
h
1,689,662
Northern Oil and Gas, Inc.
1,138,000 8.750%,  6/15/2031
h,i
1,172,824
NuStar Logistics, LP
858,000 6.375%,  10/1/2030 875,292
Oceaneering International, Inc.
1,000,000 6.875%,  7/15/2034
h
1,023,213
PBF Holding Company, LLC/PBF
Finance Corporation
1,925,000 7.875%,  9/15/2030
h
1,997,804
1,340,000 7.250%,  6/1/2034
h
1,360,840
Permian Resources Operating,
LLC
1,062,000 7.000%,  1/15/2032
h
1,099,380
Prairie Acquiror, LP
1,413,000 9.000%,  8/1/2029
h
1,457,536
Rockies Express Pipeline, LLC
966,000 4.950%,  7/15/2029
h
952,834
Saturn Oil & Gas, Inc.
1,590,000 8.500%,  7/30/2031
h
1,594,408
Seadrill Finance, Ltd.
1,010,000 6.750%,  7/15/2034
h
972,424
SESI, LLC
1,360,000 7.875%,  9/30/2030
h
1,376,083
Principal
Amount Long-Term Fixed Income  90.5% Value
Energy 10.8% - continued
SM Energy Company
$ 711,000 8.750%,  7/1/2031
h
$ 743,386
350,000 7.000%,  8/1/2032
h,i
355,592
2,077,000 9.625%,  6/15/2033
h
2,284,756
960,000 6.625%,  4/15/2034
h
954,073
Solaris Energy Infrastructure, Inc.
600,000 6.375%,  5/15/2031
h
589,393
Sunoco, LP
866,000 5.875%,  7/15/2027
h
866,201
633,000 6.625%,  8/15/2032
h
639,019
960,000 5.625%,  7/15/2034
h
928,179
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 949,199
564,000 4.500%,  4/30/2030 544,121
Tallgrass Energy Partners, LP/
Tallgrass Energy Finance
Corporation
3,197,000 6.750%,  3/15/2034
h
3,216,860
TGNR Intermediate Holdings, LLC
1,934,000 5.500%,  10/15/2029
h
1,892,216
Transocean International, Ltd.
1,916,000 8.250%,  5/15/2029
h
1,975,704
1,216,000 8.500%,  5/15/2031
h,i
1,268,142
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,110,000 6.250%,  10/1/2033
h
1,092,341
Valaris, Ltd.
905,000 8.375%,  4/30/2030
h
936,947
Venture Global LNG, Inc.
2,427,000 9.000%,  9/30/2029
b,h,l
2,417,243
1,753,000 7.000%,  1/15/2030
h
1,780,883
2,330,000 8.375%,  6/1/2031
h
2,408,750
610,000 6.375%,  12/15/2034
h
594,090
1,467,000 6.625%,  6/15/2036
h
1,437,753
Venture Global Plaquemines LNG,
LLC
660,000 6.125%,  12/15/2030
h
670,456
1,550,000 7.500%,  5/1/2033
h
1,681,779
1,310,000 6.500%,  1/15/2034
h
1,351,738
660,000 6.500%,  6/15/2034
h
680,678
Total 89,194,807
Financials 12.5%
Acrisure, LLC/Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
h
911,672
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
658,000 6.950%,  3/10/2055
b
673,161
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,019,000 6.750%,  4/15/2028
h
1,023,596
657,000 5.875%,  11/1/2029
h
646,805
Ally Financial, Inc.
970,000 7.100%,  8/15/2031
b,l
975,513
AmWINS Group, Inc.
990,000 4.875%,  6/30/2029
h
952,938
Asurion, LLC/Asurion Co-Issuer,
Inc.
730,000 8.000%,  12/31/2032
h
738,487
730,000 8.375%,  2/1/2034
h
665,109

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Financials 12.5% - continued
Avolon Holdings Funding, Ltd.
$ 418,000 2.528%,  11/18/2027
h
$ 406,141
Azorra Finance, Ltd.
980,000 6.250%,  2/15/2034
h
961,160
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
658,000 7.125%,  5/15/2031
h
663,580
Banco Santander SA
625,000 7.250%,  12/3/2035
b,l
626,728
Bank of America Corporation
430,000 6.250%,  7/26/2030
b,l
430,416
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
320,000 7.625%,  2/11/2035
b,h
327,200
BNP Paribas SA
329,000 4.625%,  1/12/2027
b,h,l
327,118
430,000 7.450%,  6/27/2035
b,h,l
435,813
Burford Capital Global Finance,
LLC
2,255,000 9.250%,  7/1/2031
h
2,198,317
760,000 7.500%,  7/15/2033
h,i
640,817
190,000 8.500%,  1/15/2034
h
164,350
Centene Corporation
1,950,000 3.000%,  10/15/2030 1,752,369
Citigroup, Inc.
345,000 6.250%,  8/15/2026
b,l
344,358
430,000 6.875%,  12/29/2049
b,l
434,153
Constellation Insurance, Inc.
299,000 6.800%,  1/24/2030
h
295,687
CRC Insurance Group, LLC
840,000 7.125%,  6/1/2031
h
838,418
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,510,000 5.950%,  9/17/2030
h
1,448,009
Encore Capital Group, Inc.
2,330,000 6.625%,  4/15/2031
h
2,339,895
First Eagle Holdings, Inc.
1,600,000 7.250%,  8/15/2032
h
1,618,680
FirstCash, Inc.
1,170,000 4.625%,  9/1/2028
h
1,148,379
658,000 5.625%,  1/1/2030
h
647,763
1,100,000 6.125%,  5/1/2034
h
1,084,373
Freedom Mortgage Holdings, LLC
1,500,000 9.250%,  2/1/2029
h
1,541,568
1,660,000 6.875%,  5/1/2031
h
1,600,219
240,000 8.000%,  2/1/2032
h
238,122
430,000 8.375%,  4/1/2032
h
431,892
860,000 7.875%,  4/1/2033
h
829,404
FTAI Aviation Investors, LLC
1,904,000 7.000%,  5/1/2031
h
1,956,908
950,000 7.000%,  6/15/2032
h
969,973
GGAM Finance, Ltd.
689,000 8.000%,  2/15/2027
h
688,201
676,000 8.000%,  6/15/2028
h
699,251
140,000 6.875%,  4/15/2029
h
142,275
500,000 5.875%,  3/15/2030
h
496,875
Global Aircraft Leasing Company,
Ltd.
2,200,000 8.750%,  9/1/2027
h
2,235,033
Principal
Amount Long-Term Fixed Income  90.5% Value
Financials 12.5% - continued
Global Net Lease, Inc.
$ 424,000 4.500%,  9/30/2028
h
$ 414,037
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
h
1,953,760
goeasy, Ltd.
720,000 9.250%,  12/1/2028
h
711,505
1,945,000 6.875%,  2/15/2031
h,i
1,739,585
Howard Hughes Corporation
399,000 4.125%,  2/1/2029
h
384,598
600,000 5.875%,  3/1/2032
h
586,083
HSBC Holdings plc
679,000 6.875%,  9/11/2029
b,l
690,290
HUB International, Ltd.
1,194,000 5.625%,  12/1/2029
h
1,189,309
1,239,000 7.375%,  1/31/2032
h
1,267,187
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
1,507,000 5.250%,  5/15/2027 1,497,367
Intesa Sanpaolo SPA
459,000 4.198%,  6/1/2032
b,h
430,434
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
h
393,912
394,000 7.125%,  4/30/2031
h
406,617
967,000 6.125%,  11/1/2032
h
962,164
2,150,000 6.750%,  5/1/2033
h
2,191,106
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
1,229,000 6.625%,  10/15/2031
h
1,207,079
Jefferson Capital Holdings, LLC
1,363,000 9.500%,  2/15/2029
h
1,420,977
1,240,000 8.250%,  5/15/2030
h
1,294,803
JPMorgan Chase & Company
1,534,000
6.470%,  (TSFR3M +
2.745%), 10/1/2026
b,l
1,537,953
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
560,000 4.750%,  6/15/2029
h
545,372
Liberty Mutual Group, Inc.
184,000 4.125%,  12/15/2051
b,h
182,769
Macquarie AirFinance Holdings,
Ltd.
819,000 6.400%,  3/26/2029
h
840,686
Midcap Financial Issuer Trust
688,000 6.500%,  5/1/2028
h
687,546
MPT Operating Partnership, LP/
MPT Finance Corporation
1,209,000 4.625%,  8/1/2029
i
968,857
1,060,000 8.500%,  2/15/2032
h
1,077,289
NatWest Group plc
459,000 8.125%,  11/10/2033
b,l
499,485
Navient Corporation
399,000 5.500%,  3/15/2029
i
382,156
Nippon Life Insurance Company
430,000 6.500%,  4/30/2055
b,h
442,464
OneMain Finance Corporation
3,026,000 3.500%,  1/15/2027 3,002,296
865,000 6.750%,  3/15/2032 860,808
1,850,000 7.125%,  9/15/2032 1,869,369
1,310,000 6.750%,  9/15/2033 1,288,884

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Financials 12.5% - continued
Osaic Holdings, Inc.
$ 1,285,000 6.750%,  8/1/2032
h
$ 1,289,594
910,000 8.000%,  8/1/2033
h
923,380
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
1,279,000 4.875%,  5/15/2029
h
1,246,622
PennyMac Financial Services, Inc.
1,825,000 6.875%,  5/15/2032
h
1,744,510
570,000 6.875%,  2/15/2033
h
540,843
Phoenix Aviation Capital, Ltd.
1,340,000 9.250%,  7/15/2030
h
1,387,338
PNC Financial Services Group,
Inc.
658,000 3.400%,  9/15/2026
b,l
655,484
PRA Group, Inc.
1,710,000 8.875%,  1/31/2030
h
1,760,703
RHP Hotel Properties, LP/RHP
Finance Corporation
658,000 4.500%,  2/15/2029
h
642,796
Rithm Capital Corporation
1,950,000 8.000%,  7/15/2030
h
1,950,112
RLJ Lodging Trust, LP
811,000 4.000%,  9/15/2029
h,i
772,506
Rocket Companies, Inc.
639,000 6.500%,  8/1/2029
h
647,393
650,000 6.125%,  8/1/2030
h
655,270
300,000 6.125%,  8/1/2031
h
301,367
300,000 6.500%,  6/15/2034
h
302,371
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,367,000 3.875%,  3/1/2031
h
2,192,829
802,000 4.000%,  10/15/2033
h
708,297
Ryan Specialty, LLC
1,315,000 5.875%,  8/1/2032
h
1,296,912
SLM Corporation
430,000 6.500%,  1/31/2030 434,933
1,100,000 6.495%,  5/15/2032
b
1,096,061
Societe Generale SA
655,000 8.125%,  11/21/2029
b,h,l
683,268
480,000 7.125%,  7/15/2035
b,h,l
473,625
Starwood Property Trust, Inc.
1,385,000 6.500%,  10/15/2030
h
1,404,081
980,000 6.125%,  6/1/2031
h
977,680
Stonebriar ABF Issuer, LLC
520,000 8.125%,  12/15/2030
h
541,410
980,000 7.000%,  8/15/2031
h
980,740
Stonex Escrow Issuer, LLC
1,685,000 6.875%,  7/15/2032
h
1,710,376
Synchrony Financial
348,000 7.250%,  2/2/2033 357,662
UBS Group AG
1,080,000 7.000%,  2/10/2030
b,h,l
1,092,455
United Wholesale Mortgage, LLC
1,318,000 5.500%,  4/15/2029
h
1,230,923
UWM Holdings, LLC
1,068,000 6.625%,  2/1/2030
h
990,726
Vornado Realty, LP
481,000 5.750%,  2/1/2033 476,926
XHR, LP
322,000 4.875%,  6/1/2029
h,i
313,701
Principal
Amount Long-Term Fixed Income  90.5% Value
Financials 12.5% - continued
$ 577,000 6.625%,  5/15/2030
h
$ 589,309
Total 102,849,676
Technology 9.6%
Amentum Holdings, Inc.
1,234,000 7.250%,  8/1/2032
h
1,267,803
APLD ComputeCo 2, LLC
970,000 6.750%,  3/15/2031
h
948,183
APLD ComputeCo 3, LLC
1,950,000 7.000%,  6/15/2031
h
1,901,786
APLD ComputeCo, LLC
1,810,000 9.250%,  12/15/2030
h
1,923,588
AthenaHealth Group, Inc.
2,288,000 6.500%,  2/15/2030
h
2,206,954
611,000 7.500%,  2/15/2032
h
626,409
Block, Inc.
860,000 5.625%,  8/15/2030
h
855,600
2,414,000 6.500%,  5/15/2032 2,438,874
870,000 6.000%,  8/15/2033
h
862,769
CACI International, Inc.
405,000 6.375%,  6/15/2033
h
408,134
Cipher Compute, LLC
995,000 7.125%,  11/15/2030
h
1,014,911
Clarivate Science Holdings
Corporation
960,000 3.875%,  7/1/2028
h
927,503
Cloud Software Group, LLC
4,174,000 6.500%,  3/31/2029
h
4,078,679
2,457,000 9.000%,  9/30/2029
h
2,407,250
Coherent Corporation
638,000 5.000%,  12/15/2029
h
624,275
Core Scientific Finance I, LLC
2,080,000 7.750%,  5/15/2031
h
2,036,789
CoreLogic, Inc.
980,000 9.000%,  8/1/2031
h
966,301
CoreWeave, Inc.
1,130,000 9.250%,  6/1/2030
h
1,056,049
650,000 9.000%,  2/1/2031
h,i
586,751
1,460,000 9.750%,  10/1/2031
h
1,324,750
650,000 9.625%,  7/15/2032
h
581,770
Diebold Nixdorf, Inc.
870,000 7.750%,  3/31/2030
h
903,163
Edged Compute, LLC
1,220,000 7.500%,  4/30/2031
h
1,156,433
Everforth, Inc.
980,000 4.625%,  5/15/2028
h
935,468
Fair Isaac Corporation
870,000 6.000%,  5/15/2033
h
842,036
970,000 6.250%,  9/15/2034
h
937,070
Flash Compute, LLC
600,000 7.250%,  12/31/2030
h
605,893
Galaxy Helios Data Centers II, LLC
1,344,000 9.875%,  8/1/2031
h
1,347,656
Gen Digital, Inc.
1,537,000 7.125%,  9/30/2030
h
1,560,355
430,000 6.250%,  4/1/2033
h
423,292
ION Platform Finance US, Inc.
1,360,000 7.875%,  9/30/2032
h
1,077,138
ION Platform Finance US, Inc./ION
Platform Finance SARL
649,000 8.750%,  5/1/2029
h
604,650
650,000 9.000%,  8/1/2029
h
605,877

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Technology 9.6% - continued
Iron Mountain, Inc.
$ 2,455,000 5.250%,  3/15/2028
h
$ 2,446,127
610,000 5.000%,  7/15/2028
h
604,093
770,000 5.250%,  7/15/2030
h
752,453
2,080,000 4.500%,  2/15/2031
h
1,968,603
1,530,000 6.250%,  1/15/2035
h
1,510,743
Kioxia Holdings Corporation
1,470,000 6.250%,  7/24/2030
h
1,503,273
760,000 6.625%,  7/24/2033
h
785,435
McAfee Corporation
1,422,000 7.375%,  2/15/2030
h,i
1,205,678
Meridian Arc Holdco, LLC
3,530,000 6.250%,  4/30/2031
h
3,391,740
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
h
572,694
NCR Voyix Corporation
651,000 5.000%,  10/1/2028
h
630,613
474,000 5.125%,  4/15/2029
h
459,600
Neptune Bidco US, Inc.
2,127,000 9.290%,  4/15/2029
h
2,167,081
545,000 10.375%,  5/15/2031
h
570,584
290,000 9.500%,  2/15/2033
h
295,415
Open Text Corporation
1,828,000 3.875%,  12/1/2029
h
1,681,296
Open Text Holdings, Inc.
2,047,000 4.125%,  2/15/2030
h
1,888,441
PR RNO Property Owner 1, LLC
2,310,000 6.500%,  5/1/2031
h
2,175,140
RingCentral, Inc.
1,759,000 8.500%,  8/15/2030
h
1,835,024
Rocket Software, Inc.
1,035,000 9.000%,  11/28/2028
h
1,024,429
Sabre GLBL, Inc.
430,000 11.125%,  7/15/2030
h
413,875
Seagate Data Storage Technology,
Private Ltd.
1,318,000 4.091%,  6/1/2029 1,279,317
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,475,000 6.750%,  8/15/2032
h
1,477,089
SS&C Technologies, Inc.
1,317,000 6.500%,  6/1/2032
h
1,326,744
Stingray Compute, LLC
1,100,000 6.000%,  6/15/2031
h
1,073,134
SV RNO Property Owner 1, LLC
2,420,000 5.875%,  3/1/2031
h
2,247,202
UKG, Inc.
1,513,000 6.875%,  2/1/2031
h
1,482,381
Viavi Solutions, Inc.
740,000 3.750%,  10/1/2029
h
698,163
WULF Compute, LLC
1,255,000 7.750%,  10/15/2030
h
1,303,904
Yondr JK 1, LLC
540,000 6.875%,  6/30/2031
h
514,303
Total 79,328,733
Transportation 2.0%
Allegiant Travel Company
1,460,000 7.125%,  7/1/2031
h
1,479,386
Avianca Midco 2 plc
490,000 9.625%,  2/14/2030
h
473,301
960,000 9.500%,  1/28/2031
h
896,633
Principal
Amount Long-Term Fixed Income  90.5% Value
Transportation 2.0% - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 1,134,000 5.375%,  3/1/2029
h
$ 1,104,008
611,000 8.000%,  2/15/2031
h,i
610,071
Carrix, Inc.
2,440,000 6.125%,  8/1/2033
h
2,428,730
DCLI Bidco, LLC
592,000 7.750%,  11/15/2029
h
608,135
OneSky Flight, LLC
1,681,000 8.875%,  12/15/2029
h
1,767,282
Rand Parent, LLC
1,918,000 8.500%,  2/15/2030
h
1,966,219
RXO, Inc.
1,090,000 6.375%,  5/15/2031
h
1,087,670
Star Leasing Company, LLC
970,000 7.625%,  2/15/2030
h
944,239
Stena International SA
891,000 7.250%,  1/15/2031
h
906,884
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
1,570,000 6.375%,  2/1/2030
h,i
1,481,443
970,000 8.750%,  1/15/2032
h,i
953,288
Total 16,707,289
Utilities 3.4%
AES Corporation
459,000 7.600%,  1/15/2055
b
466,646
Algonquin Power & Utilities
Corporation
2,120,000 4.750%,  1/18/2082
b
2,100,298
Alpha Generation, LLC
562,000 6.750%,  10/15/2032
h
566,899
Dominion Energy, Inc.
459,000 7.000%,  6/1/2054
b
478,895
Duke Energy Corporation
450,000 6.450%,  9/1/2054
b
460,875
Edison International
539,000 5.000%,  12/15/2026
b,l
531,425
Hawaiian Electric Company, Inc.
430,000 6.000%,  10/1/2033
h,i
421,830
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
h
887,359
Long Ridge Energy, LLC
1,950,000 8.750%,  2/15/2032
h
2,018,697
NRG Energy, Inc.
1,060,000 5.250%,  6/15/2029
h
1,049,946
526,000 6.000%,  2/1/2033
h
524,419
2,170,000 5.750%,  1/15/2034
h
2,113,370
2,190,000 5.875%,  5/15/2034
h
2,149,923
526,000 6.250%,  11/1/2034
h
524,614
1,210,000 6.125%,  5/15/2036
h
1,194,398
PG&E Corporation
491,000 7.375%,  3/15/2055
b
498,571
Talen Energy Supply, LLC
440,000 6.250%,  2/1/2034
h
431,557
220,000 6.500%,  2/1/2036
h
217,256
TerraForm Power Operating, LLC
4,010,000 5.000%,  1/31/2028
h
3,967,423
TransAlta Corporation
1,310,000 5.875%,  2/1/2034 1,277,043
Vistra Corporation
3,985,000 7.000%,  12/15/2026
b,h,l
4,006,296

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  90.5% Value
Utilities 3.4% - continued
Vistra Operations Company, LLC
$ 1,172,000 5.000%,  7/31/2027
h
$ 1,171,608
VoltaGrid, LLC
540,000 7.375%,  11/1/2030
h
542,684
Total 27,602,032
Total Long-Term Fixed Income
(cost $753,900,839) 746,068,744
Shares
Collateral Held for Securities
Loaned 6.9% Value
56,794,398 Thrivent Cash Management Trust 56,794,398
Total Collateral Held for
Securities Loaned
(cost $56,794,398) 56,794,398
Shares
Registered Investment
Companies   3.0% Value
U.S. Unaffiliated   3.0%
670,000 iShares Broad USD High Yield
Corporate Bond ETF 24,642,600
Total 24,642,600
Total Registered Investment
Companies (cost $24,873,647) 24,642,600
Shares Preferred Stock 0.1% Value
Capital Goods 0.1%
17,296 Boeing Company, Convertible,
6.000% 1,155,546
Total 1,155,546
Total Preferred Stock
(cost $952,441) 1,155,546
Shares Common Stock < 0.1% Value
Communications Services <0.1%
15,384 Altice Luxco 3
e,m
294,272
Total 294,272
Consumer Non-Cyclical <0.1%
19,543 Modivcare Buyer, LLC
e,m
96,503
Total 96,503
Total Common Stock
(cost $377,144) 390,775
Shares or
Principal
Amount Short-Term Investments 2.5% Value
State Street Institutional U.S.
Government Money Market
Fund
20,349,198 3.619%
n
20,349,199
Total Short-Term Investments
(cost $20,349,198) 20,349,199
Total Investments (cost
$879,511,194) 105.7% $871,494,083
Other Assets and Liabilities, Net
(5.7%) (46,965,138)
Total Net Assets 100.0% $824,528,945
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $668,141,070 or 81.0%
of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 31, 2026.
k In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Non-income producing security.
n The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of July 31, 2026 was $17,253 or 0.00% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
July 31, 2026.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by High Yield Fund as of July 31,
2026:
Securities Lending Transactions
Long-Term Fixed Income $ 54,465,959
Total lending $54,465,959
Gross amount payable upon return of
collateral for securities loaned $56,794,398
Net amounts due to counterparty $2,328,439
Definitions:
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,438,177 – 2,438,177 –
Capital Goods 3,307,966 – 3,307,966 –
Communications Services 5,539,959 – 5,539,959 –
Consumer Cyclical 2,584,569 – 2,584,569 –
Consumer Non-Cyclical 2,556,973 – 2,556,973 –
Financials 2,281,177 – 1,791,789 489,388
Technology 578,818 – 578,818 –
Transportation 2,805,182 – 2,805,182 –
Long-Term Fixed Income
Basic Materials 40,791,994 – 40,791,991 3
Capital Goods 82,192,794 – 82,192,794 –
Communications Services 88,883,182 – 88,883,182 –
Consumer Cyclical 130,026,222 – 130,026,222 –
Consumer Non-Cyclical 88,492,015 – 88,492,015 –
Energy 89,194,807 – 89,194,807 –
Financials 102,849,676 – 102,849,676 –
Technology 79,328,733 – 79,328,733 –
Transportation 16,707,289 – 16,707,289 –
Utilities 27,602,032 – 27,602,032 –
Registered Investment Companies
U.S. Unaffiliated 24,642,600 24,642,600 – –
Preferred Stock
Capital Goods 1,155,546 1,155,546 – –
Common Stock
Communications Services 294,272 – – 294,272
Consumer Non-Cyclical 96,503 – – 96,503
Short-Term Investments 20,349,199 20,349,199 – –
Subtotal Investments in Securities $814,699,685 $46,147,345 $767,672,174 $880,166
Other Investments  * Total
Collateral Held for Securities Loaned 56,794,398
Subtotal Other Investments $56,794,398
Total Investments at Value $871,494,083
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $42,217 $207,884 $193,307 $56,794 56,794 6.9%
Total Collateral Held for Securities Loaned 42,217 56,794 6.9
Total Value $42,217 $56,794
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $222
Total Affiliated Income from Securities Loaned, Net $222
Total $– $– $–

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.9% Value
Alabama 3.9%
Birmingham, AL Special Care Fac.
Financing Auth. Health Care Fac.
Rev. Refg. (Children's Hospital)
$ 100,000 5.250%, 6/1/2050, Ser. A $ 103,966
Black Belt Energy Gas District, AL
Gas Proj. Rev.
250,000 5.000%, 10/1/2033, Ser. I 261,610
500,000 5.250%, 6/1/2036, Ser. C 525,581
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
250,000 5.500%, 6/1/2049, Ser. D-1
a
260,601
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
204,322
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 259,702
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
200,000
5.000%, 6/1/2054, Ser. A,
AMT 192,726
Pell City Square Cooperative
District, AL Rev.
225,000 7.000%, 4/1/2044, Ser. A 222,387
Point Clear Club Improvement
District, AL SAB Rev.
250,000 5.500%, 6/1/2046, Ser. A 245,099
Total 2,275,994
Alaska 0.4%
Anchorage, AK Port Rev. Refg.
200,000
5.500%, 2/1/2056, Ser. A,
AMT 208,416
Total 208,416
Arizona 5.6%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
c
235,346
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
177,125
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 345,532
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
266,904
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Arizona Christian
University)
250,000 6.375%, 10/1/2041, Ser. A
a,c
244,587
Principal
Amount Long-Term Fixed Income  99.9% Value
Arizona 5.6% - continued
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
$ 250,000 6.375%, 7/1/2058, Ser. A
c
$ 244,015
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
1,300,000 2.800%, 11/15/2052, Ser. A
a
1,300,000
Phoenix, AZ Industrial Development
Auth. Rental Housing Rev. Refg.
(Christian Care Surprise, Inc.)
250,000 5.250%, 12/1/2055 237,935
Salt River Project Agricultural
Improvement & Power District,
AZ Electric System Rev.
250,000 5.250%, 1/1/2055, Ser. C 262,622
Total 3,314,066
Arkansas 0.4%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 256,551
Total 256,551
California 5.2%
California Community Choice
Financing Auth. Rev. (Clean
Energy)
200,000 5.250%, 10/1/2031, Ser. C
a
209,629
California Municipal Finance Auth.
Rev. (Clay Lacy Aviation Fac.
- John Wayne Airport, Orange
County)
250,000 6.000%, 1/1/2055, AMT
c
261,089
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
250,000 5.875%, 5/1/2059, Ser. A
c
251,211
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 263,676
California State University Rev.
Refg.
500,000 5.250%, 11/1/2050, Ser. A 537,173
California Statewide Communities
Development Auth. Community
Fac. District No. 2021-03 Special
Tax Rev. (Laurel Ranch)
145,000 5.000%, 9/1/2054 142,155
Dixon, CA Special Tax Rev.
250,000 5.000%, 9/1/2048 245,995
Mountain House, CA Community
Fac. District Special Tax
(Improvement Area No. 1)
110,000 4.250%, 9/1/2035 108,217
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 151,774

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
California 5.2% - continued
Sacramento County, CA Airport
System Rev.
$ 400,000
5.250%, 7/1/2050, Ser. A,
AMT $ 414,041
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 255,101
Tejon Ranch, CA Public Fac.
Financing Auth. Community
Fac. District No. 2008-1 Special
Tax Rev. Refg. (Tejon Industrial
Complex - East)
200,000 5.000%, 9/1/2054, Ser. A 196,076
Total 3,036,137
Colorado 4.6%
Aerotropolis, CO Regional
Transportation Auth. Special Rev.
500,000 5.750%, 12/1/2054
c
502,172
CCP Metropolitan District No. 3, CO
LTGO Refg.
250,000 5.000%, 12/1/2053 242,943
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 260,131
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 280,478
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053
c
178,657
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
134,261
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 301,441
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 216,932
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,379
Fraser, CO Housing Auth. Housing
Fac. Rev. (St. Louis Landing)
150,000 6.125%, 12/1/2065
c
152,130
Hess Ranch Metropolitan District
No. 5, CO SAB
177,662 6.000%, 12/1/2043, Ser. A-1 183,509
Total 2,683,033
Connecticut 1.2%
Connecticut Health & Educational
Fac. Auth. Rev. (Fairview Issue)
250,000 6.375%, 12/15/2061, Ser. A 251,873
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
c
228,045
Principal
Amount Long-Term Fixed Income  99.9% Value
Connecticut 1.2% - continued
Stamford, CT Housing Auth. Rev.
Refg. (Mozaic Concierge Living)
$ 225,000 6.500%, 10/1/2055, Ser. A $ 232,391
Total 712,309
Delaware 1.7%
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
c
202,107
Delaware Economic Development
Auth. Charter School Rev.
(ASPIRA of Delaware Charter
Operations, Inc.)
250,000 5.750%, 2/1/2056, Ser. A 239,791
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 323,796
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 229,313
Total 995,007
District Of Columbia 0.4%
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 256,146
Total 256,146
Florida 9.6%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 216,633
Braddock Lakes Community
Development District, FL Capital
Improvement Rev.
150,000 5.750%, 5/1/2055 145,036
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
245,000 5.650%, 3/1/2054
b
256,651
Capital Projects Finance Auth., FL
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 134,809
Capital Trust Auth., FL Rev. (Marie
Selby Botanical Gardens, Inc.)
250,000 4.500%, 6/15/2033
c
249,015
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town & Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
199,445
250,000 6.125%, 10/1/2055, AMT 255,649
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A
c
227,663

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Florida 9.6% - continued
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
$ 150,000 5.000%, 7/1/2051, Ser. A-1 $ 137,707
250,000 4.000%, 7/1/2055, Ser. A 188,348
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 227,916
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051
c
231,936
Florida Development Finance
Corporation Student Housing
Rev. (Sinking Fund Protection -
Tampa I, LLC - The Henry)
250,000 5.250%, 6/1/2059, Ser. A-1
c
237,107
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 272,115
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
400,000 5.250%, 10/1/2051, AMT 407,988
Greater Orlando, FL Aviation Auth.
Special Purpose Airport Fac.
Rev. (United Airlines, Inc.)
250,000 5.500%, 11/1/2036, AMT 267,815
Lee County, FL Airport Rev.
250,000 5.250%, 10/1/2054, AMT 253,905
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 281,431
Okaloosa County, FL Industrial
Development Rev. (Air Force
Enlisted Village, Inc.)
250,000 5.750%, 5/15/2060
c
251,958
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.250%, 10/1/2056, Ser. A 255,592
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
250,000 5.000%, 8/1/2054 243,745
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 125,056
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
c
213,259
Village Community Development
District No. 15, Wildwood, FL
SAB
195,000 5.250%, 5/1/2054
c
193,282
Principal
Amount Long-Term Fixed Income  99.9% Value
Florida 9.6% - continued
$ 200,000 4.800%, 5/1/2055
c
$ 185,533
Total 5,659,594
Georgia 1.7%
Cobb County, GA Development
Auth. Educational  Fac. Rev. (Mt.
Bethel Christian Academy)
250,000 6.250%, 6/1/2064
c
254,233
Fulton County, GA Development
Auth. Rev. (Spelman College)
300,000 5.250%, 6/1/2056 306,629
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 206,294
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 256,825
Total 1,023,981
Guam 0.5%
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 315,455
Total 315,455
Idaho 0.6%
Avimor Community Infrastructure
District No. 1, ID SAB
(Assessment Area Five)
152,000 5.875%, 9/1/2053
c
154,258
College of Western Idaho Annual
Appropriation COP
200,000 5.000%, 8/1/2052 201,057
Total 355,315
Illinois 1.4%
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 211,675
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
254,135
Illinois Finance Auth. Rev. Refg.
(Goodman Theatre)
120,000 6.125%, 10/1/2050, Ser. A
c
120,954
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037, Ser. A 149,209
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
80,761
Total 816,734
Indiana 1.6%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
150,000 5.750%, 3/1/2054, Ser. A 152,644

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Indiana 1.6% - continued
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
$ 250,000 5.375%, 6/1/2064, Ser. A $ 243,677
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 134,621
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 258,303
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
150,000 5.000%, 1/1/2054, AMT
c
146,331
Total 935,576
Iowa 1.8%
Cedar Rapids, IA Community
School District Infrastructure
Sales, Services and Use Tax Rev.
(BAM Insured)
100,000 5.000%, 7/1/2046
b
104,641
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 160,060
150,000 5.000%, 5/15/2043, Ser. A 149,773
Iowa Finance Auth. Senior Living
Fac. Rev. Refg. (Presbyterian
Homes Mill Pond)
150,000 5.875%, 10/1/2065 152,127
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 351,256
PEFA, Inc., IA Gas Proj. Rev. Refg.
150,000 5.000%, 4/1/2035, Ser. A 157,265
Total 1,075,122
Kansas 1.5%
Garden City, KS Sales Tax Special
Obligation Rev. (Sports of the
World - Phase II)
150,000 5.375%, 6/1/2039
c
149,181
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
c
156,960
Wichita, KS Health Care Fac. Rev.
Refg. (Presbyterian Manors, Inc.)
130,000 5.875%, 5/15/2050 126,666
Wichita, KS Sales Tax Special
Obligation Rev. (K-96 Greenwich
Star - Phase III)
200,000 4.125%, 9/1/2033
c
197,936
Wyandotte County/Kansas City,
KS Unified Government Special
Obligation Rev. (Northwest
Speedway Star Bond District)
250,000 5.500%, 3/1/2046
c
248,135
Total 878,878
Principal
Amount Long-Term Fixed Income  99.9% Value
Kentucky 0.4%
Public Energy Auth. of Kentucky
Gas Supply Rev. Refg.
$ 250,000 5.000%, 5/1/2036, Ser. C $ 258,856
Total 258,856
Louisiana 0.3%
Louisiana Public Fac. Auth. Rev.
Refg. (Lake Charles Charter
Academy Foundation)
150,000 5.000%, 12/15/2043, Ser. A
c
144,741
Total 144,741
Maryland 1.5%
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
257,509
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 209,650
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
250,000 5.250%, 7/1/2064
b
253,986
Prince George's County, MD Tax
Allocation (Westphalia Town
Center)
185,000 5.000%, 7/1/2030
c
186,051
Total 907,196
Massachusetts 0.3%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 186,117
Total 186,117
Michigan 1.1%
Kalamazoo, MI  Economic
Development Corporation
Rev. (Friendship Village of
Kalamazoo)
100,000 3.900%, 8/15/2031, Ser. B-3
c
98,276
100,000 4.250%, 8/15/2031, Ser. B-2
c
98,292
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 101,943
225,000 5.000%, 12/31/2043, AMT 226,221
Michigan Strategic Fund Limited
Obligation Tax Capture
Rev. (Bedrock Detroit -
Transformational Brownfield Plan)
100,000 5.500%, 10/1/2053
c
100,435
Total 625,167

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Minnesota 3.9%
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
$ 290,000 4.000%, 9/1/2041 $ 264,973
Bethel, MN Charter School Lease
Rev. (Spectrum High School)
250,000 5.000%, 7/1/2059 227,386
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
150,000 6.250%, 3/1/2054, Ser. A 146,033
Brainerd, MN Senior Housing &
Healthcare Rev. (Pinecrest of
Country Manor)
200,000 6.000%, 5/1/2055, Ser. A 203,960
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 151,003
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
235,000 5.000%, 7/1/2043, Ser. A 233,127
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 258,242
Minnesota Municipal Gas Agency
Gas Proj. Rev.
200,000 5.000%, 9/1/2035, Ser. A 204,716
Rochester, MN Health Care Fac.
Rev. (Mayo Clinic)
250,000 4.375%, 11/15/2053, Ser. A 236,015
Shakopee, MN Senior Housing Rev.
Refg. (Benedictine Senior Living
Obligated Group - Windermere
Way)
150,000 5.625%, 11/1/2045 154,107
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 204,255
Total 2,283,817
Mississippi 0.4%
Hinds County, MS COP (Lease
Purchase) (BAM Insured)
250,000 4.625%, 9/1/2054, Ser. A
b,c
230,187
Total 230,187
Missouri 1.2%
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A 76,230
140,000 5.000%, 8/15/2042, Ser. A 140,050
Missouri Development Finance
Board Tax Increment and Special
District Rev. (Lakeport Village)
150,000 6.000%, 6/15/2040, Ser. A
c
150,855
Principal
Amount Long-Term Fixed Income  99.9% Value
Missouri 1.2% - continued
Missouri Health & Educational
Fac. Auth. Health Fac. Rev.
(Children's Mercy Hospital)
$ 100,000 5.000%, 5/15/2047, Ser. A $ 103,486
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
c
249,126
Total 719,747
Montana 0.3%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 173,300
Total 173,300
Nebraska 0.7%
Omaha, NE Various Purpose UTGO
400,000 5.000%, 4/15/2045, Ser. B 422,779
Total 422,779
Nevada 1.3%
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
250,000 6.000%, 6/1/2053 260,650
Nevada Department of Business
& Industry Rev. Refg. (Brightline
West Passenger Rail)
110,000 12.000%, 11/2/2026, AMT
a,c
70,400
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
250,000
5.250%, 7/1/2054, Ser. A,
AMT 252,999
Sparks, NV Special Improvement
District No. 1 SAB (5 Ridges)
150,000 5.125%, 6/1/2054 147,265
Total 731,314
New Hampshire 1.3%
National Finance Auth., NH
Affordable Housing Certificates
Rev.
248,365 4.150%, 10/20/2040, Ser. A
a
241,948
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 252,596
National Finance Auth., NH Special
Rev. CAB (Provence)
150,000 Zero Coupon, 12/1/2031
c
105,179
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
145,000 2.900%, 6/1/2041, Ser. B
a
145,000
Total 744,723
New Jersey 0.7%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 163,830

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
New Jersey 0.7% - continued
New Jersey Economic
Development Auth. Dock and
Wharf Fac. Rev. (Repauno Port
and Rail Terminal)
$ 250,000 6.375%, 1/1/2035, AMT
c
$ 263,133
Total 426,963
New York 7.0%
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
c
201,017
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042, Ser. A 372,656
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051, Ser. A
c
194,397
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
244,921
Clinton County, NY Capital
Resource Corporation Lease
Rev. (CVES BOCES)
250,000 5.000%, 7/1/2046
c
254,819
Genesee County, NY Funding
Corporation Rev. (Rochester
Regional Health Energy)
250,000 5.250%, 12/1/2050, Ser. A 254,420
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev. Refg.
500,000 5.000%, 6/15/2046, Ser. DD 526,307
New York City, NY Transitional
Finance Auth. Rev.
300,000 5.500%, 5/1/2052, Ser. D 318,001
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 301,553
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 215,289
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
250,000 5.500%, 6/30/2060, AMT 251,773
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
250,000 5.625%, 4/1/2040, AMT 264,968
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
267,116
Principal
Amount Long-Term Fixed Income  99.9% Value
New York 7.0% - continued
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
$ 250,000 5.375%, 11/1/2054
c
$ 200,926
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
250,000 6.000%, 12/1/2053 254,170
Total 4,122,333
North Carolina 1.7%
Durham, NC Utility System Rev.
Refg.
250,000 5.000%, 8/1/2046 266,582
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
250,000 5.250%, 7/1/2053, AMT
b
254,162
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 250,016
North Carolina Medical Care
Commission Retirement Fac.
Rev. (EveryAge)
200,000 5.000%, 9/1/2054, Ser. B 197,877
Total 968,637
North Dakota 0.3%
Horace, ND Refg. Improvement
UTGO
200,000 5.000%, 5/1/2048, Ser. A 195,247
Total 195,247
Ohio 2.9%
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
250,000 5.000%, 6/1/2055, Ser. B-2 189,038
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
225,000 4.000%, 12/1/2055, Ser. A
c
171,901
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
250,000
5.250%, 1/1/2045, Ser. A,
AMT 260,826
Columbus-Franklin County, OH
Finance Auth. Multifamily
Housing Rev. (Vivera Brookshire)
100,000 6.300%, 1/1/2046, Ser. ER
c
99,816
Columbus-Franklin County, OH
Finance Auth. Multifamily
Housing Rev. (Vivera Rosewood)
100,000 6.300%, 1/1/2046, Ser. A
c
99,816
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
200,000 5.250%, 9/1/2054 195,922
Norwood, OH Special Obligation
Rev. Refg. (Rockwood
Exchange)
240,000 5.000%, 12/1/2041 245,593

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Ohio 2.9% - continued
Port of Greater Cincinnati, OH
Development Auth. Special
Obligation Development Rev.
Refg. (Convention Center Hotel)
$ 300,000 6.250%, 3/1/2051
c
$ 309,555
Port of Greater Cincinnati, OH
Development Auth. TIF Rev.
(RBM Phase 3 Garage)
150,000 5.125%, 12/1/2055 148,807
Total 1,721,274
Oklahoma 0.8%
Osage County, OK Industrial Auth.
Use Tax Rev.
225,000 6.500%, 9/1/2040 239,499
Tulsa County, OK Industrial Auth.
Capital Improvement Rev.
250,000 5.250%, 7/1/2046 238,751
Total 478,250
Oregon 1.3%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 249,915
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
250,000 5.500%, 12/1/2054, Ser. A 250,952
Umatilla, OR Hospital District No.
1 GO
250,000 5.000%, 6/1/2053 250,764
Total 751,631
Pennsylvania 1.3%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 348,101
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
247,062
Philadelphia, PA Auth. for Industrial
Development Health Care Fac.
Rev. Refg. (Greater Philadelphia
Health Action, Inc.)
140,000 6.000%, 6/1/2045 149,495
Total 744,658
Puerto Rico 0.8%
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 237,348
Puerto Rico Sales Tax Financing
Corporation Sales Tax Rev.
250,000 4.784%, 7/1/2058, Ser. A-2 236,314
Total 473,662
Principal
Amount Long-Term Fixed Income  99.9% Value
Rhode Island 0.5%
Rhode Island Housing & Mortgage
Finance Corporation Rev.
$ 300,000 3.200%, 10/1/2027, Ser. 2-A
a
$ 300,102
Total 300,102
South Carolina 1.7%
Columbia, SC Waterworks and
Sewer System Rev.
250,000 5.250%, 2/1/2055 261,786
South Carolina Jobs-Economic
Development Auth. Educational
Fac. Rev. Refg. (Oceanside
Collegiate Academy)
250,000 5.000%, 6/15/2054, Ser. A
c
224,122
South Carolina Jobs-Economic
Development Auth. Healthcare
Rev. (Beaufort Memorial Hospital
& South of Broad Healthcare)
300,000 5.750%, 11/15/2054 299,494
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 192,276
Total 977,678
South Dakota 0.3%
Lincoln County, SD Economic
Development Rev. Refg.
(Augustana College Association)
250,000 4.000%, 8/1/2051, Ser. A 196,687
Total 196,687
Tennessee 1.0%
Bartlett, TN Industrial Development
Board Tax Increment Rev. Refg.
(Union Depot)
250,000 6.200%, 7/1/2049
c
252,388
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 302,218
Total 554,606
Texas 8.9%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
c
250,340
Austin, TX Airport System Rev.
Refg.
250,000
5.250%, 11/15/2056, Ser. B,
AMT 255,366
Bertram, TX LTGO and Limited
Pledge Rev. Certificates of
Obligation (BAM Insured)
300,000 4.250%, 2/15/2054
b
265,298
Brooks, TX Development Auth.
Special Fac. Hotel Rev. Refg.
250,000 5.875%, 8/15/2052
c
242,795

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Texas 8.9% - continued
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
$ 15,000 5.000%, 1/1/2033, Ser. A $ 15,007
Harris County, TX Hospital District
LTGO Refg.
200,000 5.250%, 2/15/2056 209,128
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
250,000
5.500%, 7/15/2039, Ser. B,
AMT 264,766
Hunt, TX Memorial Hospital District,
LTGO
250,000 6.000%, 2/15/2045 252,338
Kenedy, TX Independent School
District UTGO (PSF-GTD
Insured)
250,000 5.000%, 8/15/2050
b
255,117
Magnolia, TX Independent School
District UTGO (PSF-GTD
Insured)
300,000 5.000%, 8/15/2044
b,d
318,596
Metrocare Services, TX Rev.
250,000 5.250%, 11/1/2050 258,086
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 250,830
New Hope Cultural Education
Fac. Finance Corporation, TX
Retirement Fac. Rev. (Bella Vida
Forefront Living)
100,000 6.500%, 10/1/2055, Ser. A 105,392
Pflugerville, TX SAB Rev.
(Meadowlark Preserve Public
Improvement District)
100,000 5.375%, 9/1/2055
c
98,272
Port Beaumont, TX Navigation
District Dock and Wharf Fac.
Rev. (Jefferson Gulf Coast
Energy)
250,000
5.250%, 1/1/2054, Ser. A,
AMT
c
227,262
Reagan Hospital District of Reagan
County, TX LTGO
250,000 6.000%, 8/1/2046 259,917
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
230,000 5.000%, 10/1/2031, Ser. A 225,009
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Health Resources
System Rev. Refg.
100,000 5.000%, 11/15/2049, Ser. A 102,280
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 263,434
Principal
Amount Long-Term Fixed Income  99.9% Value
Texas 8.9% - continued
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Cook Children's Medical Center)
$ 300,000 4.125%, 12/1/2054 $ 266,372
Texas Municipal Gas Acquisition &
Supply Corporation V Rev.
250,000 5.000%, 4/1/2036 258,040
Texas Water Development Board
Rev. (Master Trust)
250,000 4.750%, 10/15/2055 244,803
Texas Woman's University
Financing System Rev. Refg.
125,000 5.000%, 7/1/2046 130,068
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
250,000 4.375%, 8/1/2054
b
233,774
Total 5,252,290
Utah 3.6%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
243,579 5.625%, 12/1/2053
c
246,704
Black Ridge Infrastructure
Financing District, UT SAB
(Black Ridge Assessment Area)
193,522 6.250%, 12/1/2054 194,001
Deseret Public Infrastructure
District No. 2, UT SAB (Deseret
Assessment Area No. 1)
200,000 6.500%, 12/1/2055
c
203,809
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
100,000 5.000%, 7/15/2035, Ser. C
c
100,082
Lomond Heights Public
Infrastructure District, UT SAB
(Lomond Heights Assessment
Area)
250,000 5.625%, 12/1/2055, Ser. A-2 247,759
Mida Mountain Village Public
Infrastructure District, UT TIF
Rev.
500,000 6.000%, 6/15/2054, Ser. 2
c
513,423
Tech Ridge Public Infrastructure
District, UT SAB and TIF (Tech
Ridge Assessment Area)
150,000 6.250%, 12/1/2054
c
154,209
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 263,096
Wakara Ridge, UT Public
Infrastructure District SAB
(Wakara Ridge Assessment
Area)
200,000 5.625%, 12/1/2054
c
203,373
Total 2,126,456

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Virginia 1.6%
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
$ 235,000 6.875%, 12/1/2058, Ser. A $ 255,182
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 230,471
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 440,619
Total 926,272
Washington 1.6%
Port of Seattle, WA Rev. Refg.
250,000
5.250%, 7/1/2049, Ser. B,
AMT 257,335
Port of Woodland, WA Rev.
150,000 6.000%, 12/1/2047 136,682
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 251,746
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
c
261,815
Total 907,578
West Virginia 0.4%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
250,000 5.250%, 6/1/2053 242,980
Total 242,980
Wisconsin 8.7%
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A
c
256,994
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
253,261
Public Finance Auth., WI Education
Rev. (Pinecrest Academy of
Nevada; Pinecrest Academy
Springs Campus)
230,000 4.000%, 7/15/2033
c
225,861
Public Finance Auth., WI Education
Rev. (Revolution Academy)
150,000 6.000%, 10/1/2060
c
146,480
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
250,000 7.000%, 7/1/2058
c
252,994
Public Finance Auth., WI Limited
Obligation Rev. (Town of
Scarborough - The Downs)
250,000 5.000%, 8/1/2039 252,226
Principal
Amount Long-Term Fixed Income  99.9% Value
Wisconsin 8.7% - continued
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
$ 250,000 5.250%, 7/1/2053, AMT $ 237,934
Public Finance Auth., WI Rev.
(Bridgewater)
92,983 5.625%, 12/15/2030
c
92,961
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 402,959
Public Finance Auth., WI Rev.
(Mayfair)
105,694
5.500%, 11/15/2032, Ser.
A-4
c
104,785
Public Finance Auth., WI Rev.
(Midtown)
211,000 Zero Coupon, 12/15/2034
c
125,417
Public Finance Auth., WI Rev.
(Viticus Group)
150,000 6.750%, 12/1/2065, Ser. A
c
155,328
Public Finance Auth., WI Rev. CAB
(Heritage Bend)
100,000 Zero Coupon, 12/15/2042
c
31,578
Public Finance Auth., WI Rev. Refg.
(Astro Texas Land)
122,783 5.000%, 12/15/2036
c
120,403
Public Finance Auth., WI Rev. Refg.
(Legacy Hills)
200,000 6.000%, 11/15/2045
c
198,221
Public Finance Auth., WI Special
Fac. Rev. Refg. (Million Air Three,
LLC General Aviation Fac.)
250,000
6.250%, 9/1/2046, Ser. A,
AMT
c
255,153
Public Finance Auth., WI Special
Fac. Rev. Refg. (Million Air Two,
LLC General Aviation Fac.)
250,000
5.375%, 6/1/2046, Ser. A,
AMT
d
247,765
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
100,000 6.125%, 12/15/2029
c
100,777
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
100,000 Zero Coupon, 9/1/2029
c
79,234
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
250,000 5.250%, 6/1/2054, Ser. A 244,243
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
c
233,240
Public Finance Auth., WI TIF Rev.
(Miami WorldCenter)
150,000 5.000%, 6/1/2041, Ser. A
c
151,149
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
250,000 5.750%, 12/31/2065, AMT 257,952

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Wisconsin 8.7% - continued
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
$ 250,000 6.000%, 10/1/2049 $ 259,678
Wisconsin Health & Educational
Fac. Auth. Rev. (Wisconsin
Museum of Nature and Culture,
Inc.)
250,000 6.500%, 11/1/2036
c
254,484
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
200,000 5.375%, 6/1/2050 199,288
Total 5,140,365
Total Long-Term Fixed Income
(cost $60,502,716) 58,733,927
Shares Common Stock < 0.1% Value
Delaware < 0.1%
900 BL Train Holdings West, LLC,
Warrants (Expires 11/26/2035)
e
0
Total 0
Total Common Stock
(cost $–) 0
Total Investments
(cost $60,502,716) 99.9% $58,733,927
Other Assets and Liabilities, Net
0.1% 76,623
Total Net Assets 100.0% $58,810,550
a Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $16,753,905 or 28.5% of
total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
CAB - Capital Appreciation Bonds
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

High Yield Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing High Yield Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 12,644,415 – 12,644,415 –
Health Care 12,382,423 – 12,382,423 –
Housing 10,805,656 – 10,805,656 –
Industrial Revenue 7,043,596 – 7,043,596 –
Local/State Government 1,591,761 – 1,591,761 –
Miscellaneous 1,035,888 – 1,035,888 –
Tax Revenue 4,088,893 – 4,088,893 –
Tobacco Settlement 189,038 – 189,038 –
Transportation 5,869,481 – 5,869,481 –
Utilities 3,082,776 – 3,082,776 –
Common Stock
Industrials @ 0 – – 0
Total Investments at Value $58,733,927 $– $58,733,927 $0
@Level 3 security in this section is fair valued at <$1.

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 97.6% Value
Basic Materials 1.9%
Anglo American Capital plc
$ 2,700,000 5.500%,  5/2/2033
a
$ 2,700,299
2,950,000 5.750%,  4/5/2034
a
2,990,052
Eastman Chemical Company
2,800,000 5.000%,  8/1/2029 2,803,785
First Quantum Minerals, Ltd.
3,600,000 8.625%,  6/1/2031
a
3,745,166
International Flavors & Fragrances,
Inc.
1,818,000 2.300%,  11/1/2030
a
1,626,452
LYB International Finance III, LLC
2,700,000 6.150%,  5/15/2035
b
2,740,590
2,350,000 3.375%,  10/1/2040 1,689,923
Smurfit Kappa Treasury, ULC
1,200,000 5.777%,  4/3/2054
b
1,144,097
1,700,000 5.438%,  4/3/2034 1,695,389
Smurfit Westrock Financing DAC
1,300,000 5.418%,  1/15/2035 1,291,274
United States Steel Corporation
1,750,000 5.700%,  8/1/2036
a
1,714,199
Total 24,141,226
Capital Goods 5.1%
Amphenol Corporation
2,575,000 4.400%,  2/15/2033 2,469,856
Amrize Finance US, LLC
2,650,000 4.950%,  4/7/2030 2,648,717
BAE Systems plc
625,000 5.500%,  3/26/2054
a
591,617
1,700,000 3.400%,  4/15/2030
a
1,614,391
1,400,000 1.900%,  2/15/2031
a
1,226,699
Boeing Company
1,250,000 5.805%,  5/1/2050 1,180,747
3,275,000 6.858%,  5/1/2054 3,508,398
2,650,000 5.930%,  5/1/2060 2,474,146
850,000 6.528%,  5/1/2034 910,309
3,000,000 5.705%,  5/1/2040 2,964,220
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,319,848
Caterpillar Financial Services
Corporation
2,550,000 4.500%,  5/15/2031 2,514,057
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,090,733
Eaton Corporation
1,000,000 4.800%,  3/6/2036 958,451
GE Vernova, Inc.
1,400,000 4.875%,  2/4/2036 1,345,208
General Electric Company
1,200,000 4.900%,  1/29/2036 1,172,103
GFL Environmental Holdings US,
Inc.
3,150,000 5.500%,  2/1/2034
a
2,913,929
GFL Environmental, Inc.
3,300,000 6.750%,  1/15/2031
a
3,339,933
Honeywell Aerospace, Inc.
1,200,000 5.732%,  3/16/2056
a
1,142,957
2,050,000 4.950%,  3/16/2036
a
1,976,172
Howmet Aerospace, Inc.
5,200,000 5.950%,  2/1/2037 5,394,939
Lockheed Martin Corporation
2,700,000 5.000%,  8/15/2035 2,662,515
Principal
Amount Long-Term Fixed Income  97.6% Value
Capital Goods 5.1% - continued
Northrop Grumman Corporation
$ 1,200,000 4.700%,  3/15/2033 $ 1,170,775
2,800,000 4.750%,  6/1/2043 2,449,679
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028 2,190,225
1,700,000 6.300%,  2/15/2030 1,757,550
RTX Corporation
1,000,000 3.030%,  3/15/2052 612,262
850,000 6.400%,  3/15/2054 887,216
2,150,000 6.000%,  3/15/2031 2,247,707
850,000 6.100%,  3/15/2034 896,188
1,075,000 4.450%,  11/16/2038 970,640
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,545,201
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
a
1,502,247
Total 64,649,635
Collateralized Mortgage Obligations 3.0%
Angel Oak Mortgage Trust
5,340,695
4.929%,  10/25/2070, Ser.
2025-13, Class A1
a
5,269,909
Aspire Mortgage Trust
3,037,373
5.057%,  1/25/2066, Ser.
2026-1, Class A2
a,c
2,998,623
BRAVO Residential Funding Trust
3,081,973
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,c
3,042,986
Cross Mortgage Trust
3,141,393
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
a,c
3,097,532
GCAT Trust
3,154,457
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
a,d
3,167,273
GMAC Mortgage Corporation
Loan Trust
46,860
4.339%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
d,e
20,839
J.P. Morgan Mortgage Trust
3,300,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
a,d
3,225,719
Morgan Stanley Residential
Mortgage Loan Trust
3,032,239
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,c
2,974,544
2,343,267
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,c
2,325,403
1,500,349
5.032%,  12/25/2070, Ser.
2026-NQM1, Class A2
a,c
1,474,802
PMT Loan Trust
3,673,512
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,d
3,688,437
2,400,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,d
2,360,706
Sequoia Mortgage Trust
4,400,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,d
4,022,707
Total 37,669,480
Communications Services 5.1%
American Tower Corporation
1,500,000 5.350%,  3/15/2035 1,479,872

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.6% Value
Communications Services 5.1% - continued
AppLovin Corporation
$ 3,450,000 5.375%,  12/1/2031 $ 3,453,856
AT&T, Inc.
4,400,000 6.000%,  4/30/2056 3,951,816
1,750,000 3.650%,  6/1/2051 1,108,657
3,768,000 2.550%,  12/1/2033 3,103,540
3,200,000 5.400%,  2/15/2034 3,179,151
2,300,000 4.500%,  5/15/2035 2,111,023
2,300,000 4.850%,  3/1/2039 2,051,111
1,800,000 4.500%,  3/9/2048 1,356,951
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,100,000 4.750%,  2/1/2032
a
2,708,758
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,550,000 6.550%,  6/1/2034 1,532,592
1,550,000 6.384%,  10/23/2035 1,499,947
1,600,000 5.850%,  12/1/2035 1,494,043
1,150,000 6.484%,  10/23/2045 997,154
Comcast Corporation
1,600,000 4.600%,  10/15/2038 1,392,448
Crown Castle, Inc.
3,350,000 5.100%,  5/1/2033 3,260,218
Meta Platforms, Inc.
2,350,000 5.250%,  5/15/2036 2,253,105
Orange SA
1,500,000 4.750%,  1/13/2033
a
1,449,139
Sopaipilla Investor, LLC
1,850,000 7.534%,  11/30/2048
a
1,917,495
Space Exploration Technologies
Corporation
2,000,000 5.650%,  7/15/2033
a
1,916,054
Sprint Capital Corporation
4,800,000 8.750%,  3/15/2032 5,585,352
T-Mobile USA, Inc.
1,800,000 5.700%,  1/15/2056 1,587,687
3,100,000 3.400%,  10/15/2052 1,888,905
1,200,000 3.000%,  2/15/2041 845,019
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,008,168
2,800,000 4.750%,  1/15/2033 2,712,151
2,650,000 5.250%,  4/2/2035 2,583,492
1,221,000 5.401%,  7/2/2037 1,182,455
2,800,000 3.400%,  3/22/2041 2,076,482
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
a
2,788,993
Total 64,475,634
Consumer Cyclical 6.0%
Amazon.com, Inc.
1,450,000 5.800%,  3/13/2056 1,333,276
1,200,000 3.100%,  5/12/2051 723,739
1,750,000 5.450%,  11/20/2055 1,534,078
2,000,000 5.100%,  7/9/2033 1,981,417
2,050,000 4.875%,  3/13/2036 1,961,964
2,000,000 5.300%,  7/9/2036 1,965,089
1,500,000 6.000%,  7/9/2046 1,458,233
Carnival Corporation, Ltd.
2,300,000 5.750%,  8/1/2032
a
2,278,803
D.R. Horton, Inc.
2,300,000 5.000%,  10/15/2034 2,232,797
Principal
Amount Long-Term Fixed Income  97.6% Value
Consumer Cyclical 6.0% - continued
Daimler Truck Finance North
America, LLC
$ 2,500,000 2.375%,  12/14/2028
a
$ 2,367,708
Flutter Treasury DAC
850,000 5.875%,  6/4/2031
a
837,357
Ford Motor Credit Company, LLC
1,400,000 5.850%,  5/17/2027 1,409,448
2,000,000 6.800%,  5/12/2028 2,051,492
General Motors Financial
Company, Inc.
3,100,000 5.750%,  2/8/2031 3,163,774
1,800,000 6.400%,  1/9/2033 1,887,715
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,768,964
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 1,453,027
Hyundai Capital America
1,650,000 6.375%,  4/8/2030
a
1,711,260
4,400,000 6.200%,  9/21/2030
a
4,556,386
1,750,000 5.000%,  4/7/2031
a
1,731,478
2,750,000 5.000%,  6/18/2031
a
2,719,094
Las Vegas Sands Corporation
1,550,000 6.000%,  8/15/2029 1,581,413
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053
b
1,192,182
3,250,000 2.625%,  4/1/2031 2,934,856
Marriott International, Inc./MD
2,100,000 4.625%,  6/15/2030 2,076,128
1,675,000 5.100%,  4/15/2032 1,673,679
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,472,740
Ralph Lauren Corporation
2,700,000 5.000%,  6/15/2032 2,692,181
Royal Caribbean Cruises, Ltd.
3,100,000 6.250%,  3/15/2032
a
3,152,044
Stellantis Financial Services US
Corporation
3,000,000 5.400%,  6/15/2029
a
2,978,907
Target Corporation
1,250,000 4.500%,  9/15/2034 1,191,195
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,640,297
Toyota Motor Credit Corporation
3,800,000 4.600%,  3/11/2033 3,674,390
Uber Technologies, Inc.
2,300,000 5.350%,  9/15/2054
b
2,034,530
VICI Properties, LP/VICI Note
Company, Inc.
90,000 4.625%,  12/1/2029
a
87,945
Viking Cruises, Ltd.
4,100,000 5.875%,  10/15/2033
a
4,059,759
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,486,368
Total 75,055,713
Consumer Non-Cyclical 9.3%
Abbott Laboratories
3,200,000 5.600%,  3/15/2066 2,973,504
2,000,000 6.000%,  4/1/2039 2,098,039
AbbVie, Inc.
1,875,000 5.400%,  3/15/2054 1,716,114
1,550,000 5.600%,  3/15/2055 1,461,069
950,000 5.050%,  3/15/2034 942,864

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.6% Value
Consumer Non-Cyclical 9.3% - continued
$ 1,900,000 4.550%,  3/15/2035 $ 1,803,723
2,900,000 4.300%,  5/14/2036 2,679,984
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 2,788,555
2,100,000 5.250%,  3/2/2033 2,104,668
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,702,670
Anheuser-Busch InBev Worldwide,
Inc.
1,800,000 4.439%,  10/6/2048 1,456,338
BAT Capital Corporation
1,900,000 6.343%,  8/2/2030 1,992,142
1,100,000 5.834%,  2/20/2031 1,134,581
1,600,000 7.750%,  10/19/2032 1,804,685
Bristol-Myers Squibb Company
1,550,000 5.550%,  2/22/2054 1,439,728
Bunge, Ltd. Finance Corporation
2,250,000 5.250%,  4/21/2032 2,255,625
725,000 4.650%,  9/17/2034 690,145
Cargill, Inc.
1,350,000 5.375%,  10/23/2055
a
1,228,390
Cigna Group
2,850,000 4.875%,  9/15/2032 2,808,746
3,400,000 4.800%,  8/15/2038 3,134,416
Constellation Brands, Inc.
2,750,000 4.950%,  11/1/2035
b
2,625,523
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,850,000 4.750%,  1/15/2029
a
2,798,624
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,025,668
1,850,000 5.550%,  6/1/2031 1,887,334
1,200,000 2.125%,  9/15/2031 1,040,323
2,750,000 5.050%,  3/25/2048 2,322,610
Eli Lilly & Company
1,400,000 5.100%,  2/9/2064 1,207,337
2,100,000 5.500%,  2/12/2055 1,975,971
HCA, Inc.
3,100,000 5.450%,  4/1/2031 3,139,057
2,600,000 5.500%,  3/1/2032 2,627,987
2,650,000 4.900%,  11/15/2035 2,507,653
Imperial Brands Finance plc
3,250,000 4.875%,  2/7/2032
a
3,185,505
2,650,000 5.625%,  7/1/2035
a
2,618,619
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food
Company Holdings
1,650,000 3.625%,  1/15/2032 1,513,763
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
3,850,000 5.625%,  3/10/2037
a
3,756,330
Kenvue, Inc.
1,150,000 5.000%,  3/22/2030
b
1,155,434
Mars, Inc.
4,200,000 4.800%,  3/1/2030
a
4,185,695
900,000 5.650%,  5/1/2045
a
859,855
Medline Borrower, LP
3,400,000 5.250%,  10/1/2029
a
3,368,206
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,639,757
Principal
Amount Long-Term Fixed Income  97.6% Value
Consumer Non-Cyclical 9.3% - continued
Novartis Capital Corporation
$ 2,500,000 5.700%,  3/18/2056 $ 2,416,018
Pfizer, Inc.
1,650,000 4.500%,  11/15/2032 1,606,445
1,750,000 4.875%,  11/15/2035 1,695,151
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,788,825
1,650,000 5.125%,  2/13/2031 1,663,936
2,065,000 5.750%,  11/17/2032 2,136,802
3,000,000 5.250%,  2/13/2034 2,999,458
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
a
1,542,077
2,600,000 4.374%,  12/2/2032
a
2,522,560
1,450,000 4.985%,  3/8/2034
a
1,438,647
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
a
726,737
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,390,439
2,400,000 5.300%,  7/5/2034 2,383,666
Tenet Healthcare Corporation
1,900,000 5.500%,  11/15/2032
a
1,870,718
Teva Pharmaceutical Finance
Netherlands III BV
5,600,000 4.100%,  10/1/2046 4,127,010
Unilever Capital Corporation
1,100,000 2.625%,  8/12/2051 644,285
Total 116,610,011
Energy 5.6%
Baker Hughes Holdings, LLC/
Baker Hughes Co-Obligor, Inc.
3,350,000 5.000%,  6/15/2036 3,215,603
BP Capital Markets America, Inc.
3,250,000 3.001%,  3/17/2052 1,975,281
Cheniere Energy Partners, LP
1,500,000 4.000%,  3/1/2031 1,431,696
1,350,000 5.950%,  6/30/2033 1,390,110
3,100,000 5.550%,  10/30/2035 3,079,632
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034 908,791
Columbia Pipelines Holding
Company, LLC
4,150,000 5.097%,  10/1/2031
a
4,109,400
Devon Energy Corporation
2,750,000 5.200%,  9/15/2034 2,705,222
2,800,000 4.750%,  5/15/2042 2,407,641
Diamondback Energy, Inc.
450,000 5.150%,  1/30/2030 453,393
450,000 5.400%,  4/18/2034 448,590
DT Midstream, Inc.
3,000,000 4.300%,  4/15/2032
a
2,832,266
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055
b
1,470,721
Energy Transfer, LP
900,000 8.000%,  5/15/2054
d
944,514
1,000,000 6.500%,  8/17/2026
d,f
999,760
2,350,000 3.750%,  5/15/2030 2,249,771
900,000 5.550%,  5/15/2034 898,980
1,550,000 5.700%,  4/1/2035 1,560,628

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.6% Value
Energy 5.6% - continued
Enterprise Products Operating,
LLC
$ 900,000
6.897%,  (TSFR3M +
3.248%), 8/16/2077
d
$ 901,323
EQT Corporation
1,500,000 7.500%,  6/1/2030 1,607,825
Kinder Morgan, Inc.
1,650,000 5.850%,  6/1/2035 1,689,684
MPLX, LP
2,700,000 5.000%,  1/15/2033 2,642,574
950,000 5.500%,  6/1/2034 946,160
Occidental Petroleum Corporation
3,300,000 6.450%,  9/15/2036 3,473,296
ONEOK, Inc.
2,300,000 6.350%,  1/15/2031 2,404,525
Ovintiv, Inc.
1,600,000 6.250%,  7/15/2033 1,668,796
South Bow USA Infrastructure
Holdings, LLC
1,825,000 5.026%,  10/1/2029 1,819,423
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,453,929
775,000 5.500%,  2/15/2035 767,068
TransCanada PipeLines, Ltd.
1,800,000 6.125%,  10/17/2056
b,d
1,798,657
1,250,000 4.625%,  3/1/2034 1,187,502
Venture Global LNG, Inc.
3,850,000 9.000%,  9/30/2029
a,d,f
3,834,523
Venture Global Plaquemines LNG,
LLC
1,200,000 6.500%,  1/15/2034
a
1,238,233
Western Midstream Operating, LP
3,300,000 6.150%,  4/1/2033 3,394,235
1,000,000 5.700%,  7/1/2036 987,138
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 1,983,451
1,650,000 5.600%,  3/15/2035 1,652,022
1,730,000 4.850%,  3/1/2048 1,435,929
Total 69,968,292
Financials 35.0%
200 Park Funding Trust
1,550,000 5.740%,  2/15/2055
a
1,457,180
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
4,075,000 6.950%,  3/10/2055
d
4,168,893
3,150,000 5.375%,  12/15/2031 3,162,240
1,600,000 3.400%,  10/29/2033 1,397,614
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
a
1,164,258
1,650,000 6.500%,  7/18/2028
a
1,694,558
Allianz SE
1,500,000 6.500%,  10/30/2034
a,d,f
1,488,405
Ally Financial, Inc.
1,200,000 5.737%,  5/15/2029
d
1,213,527
1,250,000 8.000%,  11/1/2031 1,379,437
American Express Company
1,150,000 4.918%,  7/20/2033
d
1,134,132
2,000,000 5.284%,  7/26/2035
d
1,985,610
1,400,000 5.667%,  4/25/2036
d
1,422,093
3,800,000 5.412%,  2/8/2041
d
3,710,699
American Homes 4 Rent, LP
1,450,000 2.375%,  7/15/2031 1,271,561
Principal
Amount Long-Term Fixed Income  97.6% Value
Financials 35.0% - continued
American International Group, Inc.
$ 1,150,000 5.450%,  5/7/2035 $ 1,150,817
Ameriprise Financial, Inc.
4,100,000 5.200%,  4/15/2035 4,023,823
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
a,d
1,305,738
1,500,000 5.898%,  7/10/2034
a,b,d
1,528,293
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,401,977
Apollo Debt Solutions BDC
4,700,000 5.200%,  12/8/2028
a
4,628,433
Ares Capital Corporation
1,200,000 2.875%,  6/15/2027 1,182,532
1,000,000 5.500%,  9/1/2030 981,787
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 1,946,064
Atlas Warehouse Lending
Company, LP
1,750,000 4.625%,  11/15/2028
a
1,725,548
Aviation Capital Group, LLC
1,875,000 5.125%,  4/10/2030
a
1,864,944
Avolon Holdings Funding, Ltd.
2,400,000 5.750%,  11/15/2029
a
2,438,916
2,700,000 4.900%,  10/10/2030
a
2,652,577
1,250,000 4.700%,  1/30/2031
a
1,217,274
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
a
911,340
Banco Santander SA
2,200,000 5.294%,  8/18/2027 2,215,480
2,800,000 4.867%,  4/15/2031 2,757,231
1,800,000 5.127%,  11/6/2035 1,731,362
1,800,000 7.250%,  12/3/2035
d,f
1,804,977
Bank of America Corporation
2,030,000 3.194%,  7/23/2030
d
1,934,369
2,100,000 6.250%,  7/26/2030
d,f
2,102,033
2,750,000 2.572%,  10/20/2032
d
2,424,379
3,200,000 4.571%,  4/27/2033
d
3,098,122
3,400,000 5.288%,  4/25/2034
d
3,390,959
1,400,000 5.468%,  1/23/2035
d
1,405,589
5,250,000 5.511%,  1/24/2036
d
5,252,329
6,000,000 2.482%,  9/21/2036
d
5,178,248
Bank of Montreal
2,850,000 5.511%,  6/4/2031 2,910,339
Bank of New York Mellon
Corporation
3,100,000 4.942%,  2/11/2031
d
3,101,545
Bank of Nova Scotia
4,350,000 6.875%,  10/27/2085
d
4,319,226
Barclays plc
850,000 9.625%,  12/15/2029
d,f
936,431
1,400,000 5.367%,  2/25/2031
d
1,407,876
1,900,000 2.645%,  6/24/2031
d
1,730,623
1,800,000 4.521%,  2/24/2032
d
1,739,590
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
a
751,125
1,750,000 5.400%,  6/3/2031
a
1,737,400
1,250,000 7.625%,  2/11/2035
a,d
1,278,125
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,407,448
1,050,000 4.250%,  1/15/2049 822,615

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.6% Value
Financials 35.0% - continued
Blackstone Private Credit Fund
$ 1,550,000 4.950%,  9/26/2027 $ 1,545,007
Blackstone Reg Finance
Company, LLC
2,900,000 5.000%,  12/6/2034 2,808,618
Blackstone Secured Lending Fund
1,075,000 5.875%,  11/15/2027 1,082,644
2,700,000 5.350%,  4/13/2028 2,685,862
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,992,348
Blue Owl Technology Finance
Corporation
1,075,000 6.100%,  3/15/2028
b
1,075,029
BNP Paribas SA
1,950,000 4.792%,  5/9/2029
a,d
1,946,719
2,100,000 5.497%,  5/20/2030
a,d
2,125,236
2,050,000 6.875%,  12/15/2033
a,d,f
2,030,500
BPCE SA
2,250,000 5.876%,  1/14/2031
a,d
2,293,261
1,350,000 6.508%,  1/18/2035
a,d
1,381,221
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 962,318
Brookfield Asset Management,
Ltd.
900,000 6.077%,  9/15/2055 865,754
Capital One Financial Corporation
4,100,000 6.312%,  6/8/2029
d
4,201,592
2,850,000 4.722%,  1/30/2032
d
2,786,921
2,125,000 5.197%,  9/11/2036
d
2,034,172
Capital One NA
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
2,546,939
Charles Schwab Corporation
1,450,000 4.000%,  12/1/2030
d,f
1,339,019
4,400,000 4.914%,  11/14/2036
d
4,203,754
Citadel Finance, LLC
1,500,000 5.150%,  2/14/2031
a
1,457,324
Citadel Securities Global Holdings,
LLC
1,000,000 5.125%,  1/27/2032
a
978,445
250,000 6.200%,  6/18/2035
a
251,432
Citigroup, Inc.
2,050,000 5.174%,  2/13/2030
d
2,061,734
2,350,000 6.950%,  2/15/2030
d,f
2,370,734
4,100,000 3.057%,  1/25/2033
d
3,676,236
2,650,000 5.449%,  6/11/2035
d
2,646,192
3,400,000 6.020%,  1/24/2036
d
3,441,692
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
d
1,428,205
1,325,000 5.718%,  7/23/2032
d
1,346,660
COPT Defense Properties, LP
1,500,000 4.500%,  10/15/2030 1,464,778
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 1,003,149
Credit Agricole SA
2,700,000 7.125%,  9/23/2035
a,d,f
2,742,088
Credit Suisse Group AG
2,300,000 5.250%,  N/A
*,g
552,000
2,350,000 7.250%,  N/A
*,g
564,000
1,300,000 7.500%,  N/A
*,g
312,000
Deutsche Bank AG/New York, NY
2,850,000 5.373%,  1/10/2029
d
2,870,049
1,950,000 4.999%,  9/11/2030
d
1,943,225
Principal
Amount Long-Term Fixed Income  97.6% Value
Financials 35.0% - continued
EPR Properties
$ 1,318,000 4.950%,  4/15/2028 $ 1,314,121
2,200,000 4.750%,  11/15/2030 2,140,470
Fifth Third Bancorp
1,450,000 4.895%,  9/6/2030
b,d
1,445,730
4,250,000 4.566%,  4/29/2032
d
4,129,852
First Citizens BancShares, Inc./NC
2,250,000 5.600%,  9/5/2035
d
2,199,291
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,711,800
Goldman Sachs BDC, Inc.
800,000 6.375%,  3/11/2027
b
808,531
Goldman Sachs Group, Inc.
4,950,000 5.207%,  1/28/2031
d
4,961,180
2,750,000 4.369%,  10/21/2031
d
2,661,895
3,800,000 3.102%,  2/24/2033
d
3,397,259
2,550,000 5.536%,  1/28/2036
d
2,530,571
1,400,000 5.065%,  1/21/2037
d
1,333,434
Goldman Sachs Private Credit
Corporation
3,600,000 5.050%,  2/23/2028 3,578,186
HA Sustainable Infrastructure
Capital, Inc.
2,750,000 5.950%,  7/15/2033
a
2,718,041
Healthcare Realty Holdings, LP
3,750,000 2.000%,  3/15/2031 3,262,263
Highwoods Realty, LP
950,000 4.125%,  3/15/2028 936,406
1,900,000 4.200%,  4/15/2029 1,853,959
1,350,000 5.350%,  1/15/2033 1,323,358
HSBC Holdings plc
950,000 6.750%,  11/18/2032
d,f
942,962
1,650,000 5.133%,  11/6/2036
d
1,586,638
1,800,000 5.279%,  3/10/2037
d
1,741,762
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
d
2,759,661
Invitation Homes Operating
Partnership, LP
1,250,000 5.450%,  8/15/2030 1,260,789
Jane Street Group/JSG Finance,
Inc.
3,850,000 6.750%,  5/1/2033
a
3,923,608
JPMorgan Chase & Company
2,300,000 6.875%,  6/1/2029
b,d,f
2,374,784
2,400,000 4.995%,  7/22/2030
d
2,404,259
1,800,000 2.956%,  5/13/2031
d
1,668,683
2,450,000 4.586%,  4/26/2033
d
2,381,283
2,450,000 4.912%,  7/25/2033
d
2,417,694
2,000,000 5.717%,  9/14/2033
d
2,036,879
850,000 5.336%,  1/23/2035
d
847,458
3,400,000 5.766%,  4/22/2035
d
3,473,626
2,900,000 4.946%,  10/22/2035
d
2,808,336
4,450,000 4.810%,  10/22/2036
d
4,225,165
4,500,000 5.193%,  2/5/2037
d
4,321,432
KeyCorp
1,650,000 6.401%,  3/6/2035
d
1,722,486
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,403,781
850,000 6.250%,  1/15/2036 846,595
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
2,750,000 4.750%,  6/15/2029
a
2,678,164

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.6% Value
Financials 35.0% - continued
$ 2,600,000 7.000%,  7/15/2031
a
$ 2,687,422
Lloyds Banking Group plc
3,700,000 4.241%,  2/10/2030
d
3,637,792
750,000 6.068%,  6/13/2036
d
757,651
LPL Holdings, Inc.
1,400,000 5.150%,  6/15/2030 1,394,297
3,100,000 4.375%,  5/15/2031
a
2,949,850
1,600,000 5.650%,  3/15/2035 1,561,059
Macquarie AirFinance Holdings,
Ltd.
1,650,000 5.200%,  3/27/2028
a
1,652,238
1,075,000 6.400%,  3/26/2029
a
1,103,464
375,000 6.500%,  3/26/2031
a
389,257
MetLife, Inc.
1,900,000 6.350%,  3/15/2055
d
1,927,368
Mitsubishi UFJ Financial Group,
Inc.
2,000,000 5.159%,  4/24/2031
d
2,002,369
2,250,000 5.133%,  7/20/2033
d
2,235,085
Mizuho Financial Group, Inc.
1,300,000 5.098%,  5/13/2031
d
1,299,942
1,400,000 1.979%,  9/8/2031
d
1,237,556
Morgan Stanley
2,350,000 5.656%,  4/18/2030
d
2,389,511
2,500,000 5.230%,  1/15/2031
d
2,512,722
2,400,000 3.622%,  4/1/2031
d
2,284,675
3,150,000 5.192%,  4/17/2031
d
3,159,418
1,900,000 1.794%,  2/13/2032
d
1,638,072
2,000,000 2.943%,  1/21/2033
d
1,778,512
950,000 4.889%,  7/20/2033
d
932,270
2,900,000 6.342%,  10/18/2033
d
3,049,532
3,400,000 5.250%,  4/21/2034
d
3,366,981
1,100,000 6.627%,  11/1/2034
d
1,171,594
1,400,000 5.466%,  1/18/2035
d
1,395,625
1,850,000 5.587%,  1/18/2036
d
1,854,670
1,100,000 5.664%,  4/17/2036
d
1,103,724
1,750,000 5.314%,  1/18/2041
d
1,658,540
Nationwide Building Society
2,200,000 6.557%,  10/18/2027
a,d
2,207,953
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
a
1,302,710
NatWest Group plc
3,850,000 5.115%,  5/23/2031
d
3,845,679
2,900,000 3.032%,  11/28/2035
d
2,643,216
New York Life Insurance Company
2,200,000 3.750%,  5/15/2050
a
1,547,076
Nippon Life Insurance Company
2,000,000 6.500%,  4/30/2055
a,d
2,057,972
Omega Healthcare Investors, Inc.
1,875,000 3.625%,  10/1/2029 1,790,440
2,300,000 5.200%,  7/1/2030 2,287,287
Phillips Edison Grocery Center
Operating Partnership I, LP
2,950,000 5.250%,  8/15/2032 2,943,661
Pinnacle Financial Partners, Inc.
1,750,000 5.596%,  5/19/2032
d
1,734,977
PNC Financial Services Group,
Inc.
3,000,000 5.068%,  1/24/2034
d
2,951,557
3,600,000 6.875%,  10/20/2034
d
3,903,946
1,450,000 5.373%,  7/21/2036
d
1,433,105
Regency Centers, LP
1,750,000 3.700%,  6/15/2030 1,675,813
Principal
Amount Long-Term Fixed Income  97.6% Value
Financials 35.0% - continued
$ 1,000,000 5.250%,  1/15/2034 $ 992,779
1,800,000 5.100%,  1/15/2035 1,763,826
Regions Financial Corporation
1,600,000 5.722%,  6/6/2030
d
1,632,728
1,350,000 5.502%,  9/6/2035
d
1,334,089
RGA Global Funding
3,500,000 6.000%,  11/21/2028
a
3,581,944
900,000 5.500%,  1/11/2031
a
913,562
Royal Bank of Canada
1,900,000 6.750%,  8/24/2085
d
1,925,768
Societe Generale SA
1,900,000 4.450%,  4/12/2030
a,d
1,866,825
3,100,000 5.512%,  5/22/2031
a,d
3,118,848
1,200,000 6.100%,  4/13/2033
a,d
1,230,248
Sumisho Air Lease Corporation
2,900,000 8.256%,  9/15/2026
d,f
2,907,151
1,500,000 3.000%,  2/1/2030 1,396,438
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033 2,971,198
Teachers Insurance & Annuity
Association of America
3,650,000 6.050%,  6/15/2056
a
3,530,095
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
d
1,747,129
Truist Financial Corporation
1,150,000 5.435%,  1/24/2030
d
1,163,135
4,700,000 5.071%,  5/20/2031
d
4,698,761
2,800,000 4.597%,  1/27/2032
d
2,733,551
U.S. Bancorp
900,000 5.384%,  1/23/2030
d
911,160
2,650,000 5.046%,  2/12/2031
d
2,651,078
900,000 5.678%,  1/23/2035
d
912,495
UBS Group AG
250,000 3.091%,  5/14/2032
a,d
227,022
3,150,000 6.875%,  6/5/2032
a,d,f
3,125,995
1,750,000 7.000%,  1/8/2036
a,d,f
1,740,515
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,251,314
2,150,000 4.950%,  5/15/2062 1,748,237
760,000 4.750%,  7/15/2045 648,782
1,775,000 4.450%,  12/15/2048 1,418,197
Unum Group
2,650,000 4.046%,  8/15/2041
a
2,095,356
Ventas Realty, LP
1,600,000 5.100%,  7/15/2032 1,592,508
3,200,000 5.000%,  1/15/2035 3,087,563
Wells Fargo & Company
2,150,000 5.198%,  1/23/2030
d
2,166,683
2,550,000 5.244%,  1/24/2031
d
2,566,889
2,450,000 5.150%,  4/23/2031
d
2,460,154
2,700,000 4.897%,  7/25/2033
d
2,652,043
1,900,000 6.491%,  10/23/2034
d
2,017,071
2,200,000 4.892%,  9/15/2036
d
2,103,959
Western Alliance Bank
2,000,000 6.537%,  11/15/2035
d
1,973,620
Zions Bancorp NA
2,700,000 4.483%,  2/9/2029
d
2,678,482
Total 440,190,726

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.6% Value
Foreign Government 0.8%
Dominican Republic Government
International Bond
$ 2,300,000 6.000%,  7/19/2028
a
$ 2,314,950
1,875,000 6.000%,  2/22/2033
a
1,852,500
Equinor ASA
3,250,000 4.750%,  11/14/2035 3,108,046
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,938,543
Total 10,214,039
Mortgage-Backed Securities 1.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
5,883,741 5.000%,  5/1/2054 5,758,253
6,362,010 5.000%,  8/1/2055 6,217,743
Total 11,975,996
Technology 8.9%
Accenture Capital, Inc.
3,750,000 5.300%,  7/10/2033 3,731,548
725,000 4.500%,  10/4/2034 681,039
Alphabet, Inc.
1,250,000 5.650%,  2/15/2056
b
1,154,455
4,750,000 5.300%,  5/15/2065 4,023,729
3,300,000 5.500%,  2/15/2046 3,065,260
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,068,492
1,750,000 3.950%,  8/8/2052 1,284,319
1,080,000 3.750%,  9/12/2047 794,831
Beacon Point DC, LLC
2,250,000 6.129%,  11/30/2042
a
2,158,943
Block, Inc.
850,000 5.625%,  8/15/2030
a
845,651
2,600,000 6.000%,  8/15/2033
a
2,578,391
Broadcom, Inc.
2,400,000 3.137%,  11/15/2035 1,950,868
1,950,000 3.187%,  11/15/2036 1,551,190
1,800,000 4.926%,  5/15/2037
a
1,674,893
2,750,000 4.900%,  2/15/2038 2,560,809
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054
b
1,341,594
Dell International, LLC/EMC
Corporation
2,425,000 4.850%,  2/1/2035 2,304,935
Equinix Europe 2 Financing
Corporation, LLC
2,700,000 5.500%,  6/15/2034 2,664,609
Fidelity National Information
Services, Inc.
2,100,000 4.800%,  3/10/2031 2,062,922
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,825,431
2,500,000 5.600%,  3/2/2033 2,490,790
2,800,000 5.150%,  8/12/2034 2,663,443
Foundry JV Holdco, LLC
3,100,000 6.150%,  1/25/2032
a
3,201,064
3,700,000 5.900%,  1/25/2033
a
3,768,268
2,500,000 5.875%,  1/25/2034
a
2,482,099
Global Payments, Inc.
1,300,000 5.400%,  8/15/2032
b
1,280,948
Principal
Amount Long-Term Fixed Income  97.6% Value
Technology 8.9% - continued
Hewlett Packard Enterprise
Company
$ 1,975,000 5.000%,  10/15/2034 $ 1,892,324
HUT 8 DC, LLC
1,900,000 6.192%,  11/15/2042
a
1,847,328
Intel Corporation
1,200,000 5.000%,  8/15/2033 1,166,612
1,200,000 5.300%,  5/15/2036 1,158,559
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,240,513
1,950,000 4.550%,  1/15/2035 1,867,857
Microchip Technology, Inc.
900,000 5.050%,  3/15/2029 902,888
Microsoft Corporation
1,600,000 2.500%,  9/15/2050 886,717
NVIDIA Corporation
1,000,000 5.625%,  6/15/2056 904,890
3,350,000 5.550%,  6/15/2046 3,091,901
Oracle Corporation
2,000,000 6.700%,  2/4/2056
b
1,763,521
2,200,000 6.850%,  2/4/2066 1,935,750
2,300,000 5.550%,  2/6/2053 1,727,722
4,240,000 3.950%,  3/25/2051 2,584,166
2,650,000 4.800%,  9/26/2032 2,439,057
2,600,000 5.350%,  5/4/2033 2,443,290
2,600,000 6.550%,  2/4/2046 2,300,935
4,750,000 4.000%,  7/15/2046 3,017,482
Paychex, Inc.
2,650,000 5.350%,  4/15/2032 2,655,773
Roper Technologies, Inc.
2,700,000 5.100%,  9/15/2035 2,575,647
Salesforce, Inc.
3,350,000 4.900%,  9/15/2031 3,301,218
Sony Group Corporation
4,300,000 5.089%,  6/30/2036 4,197,139
Synopsys, Inc.
2,200,000 5.000%,  4/1/2032 2,175,348
2,925,000 5.150%,  4/1/2035 2,838,332
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 1,804,854
VeriSign, Inc.
2,150,000 5.250%,  6/1/2032
b
2,144,975
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,651,998
Total 111,727,317
Transportation 1.5%
Air Canada
1,400,000 3.875%,  8/15/2026
a
1,398,335
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,285,960
Canadian Pacific Railway
Company
3,080,000 4.700%,  5/1/2048 2,590,367
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,175,000 4.750%,  10/20/2028
a
2,171,264
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
a
1,924,804
FedEx Freight Holding Company,
Inc.
2,800,000 5.250%,  3/15/2036
a
2,671,565

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.6% Value
Transportation 1.5% - continued
United Airlines Holdings, Inc.
$ 3,100,000 5.375%,  3/1/2031 $ 3,059,384
United Airlines Pass Through Trust
380,920 3.750%,  9/3/2026
b
380,624
United Airlines, Inc.
3,425,000 4.625%,  4/15/2029
a
3,365,700
Total 18,848,003
U.S. Government & Agencies 3.8%
Tennessee Valley Authority
2,750,000 5.250%,  2/1/2055 2,583,034
U.S. Treasury Bonds
13,100,000 5.000%,  5/15/2056 12,600,563
6,350,000 4.625%,  11/15/2055 5,746,750
8,500,000 4.375%,  8/15/2043 7,683,867
5,450,000 5.000%,  5/15/2045 5,279,900
U.S. Treasury Notes
3,000,000 4.125%,  3/31/2032 2,946,914
11,000,000 4.125%,  2/15/2036 10,511,875
Total 47,352,903
Utilities 10.6%
AES Corporation
3,550,000 7.600%,  1/15/2055
d
3,609,136
Algonquin Power & Utilities
Corporation
3,500,000 4.750%,  1/18/2082
d
3,467,474
American Electric Power
Company, Inc.
2,650,000 6.050%,  3/15/2056
d
2,604,237
1,925,000 7.050%,  12/15/2054
d
1,987,942
1,250,000 5.625%,  3/1/2033
b
1,276,233
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,208,733
4,350,000 5.200%,  4/1/2036 4,250,240
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 1,966,155
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,120,840
CenterPoint Energy, Inc.
1,225,000 7.000%,  2/15/2055
d
1,262,658
2,250,000 6.700%,  5/15/2055
d
2,287,667
1,000,000 6.400%,  8/15/2058
d
999,328
Commonwealth Edison Company
950,000 5.650%,  6/1/2054 884,615
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,168,845
2,250,000 4.125%,  5/15/2049 1,692,856
Constellation Energy Generation,
LLC
1,200,000 5.875%,  1/15/2066
b
1,107,997
1,900,000 5.800%,  3/1/2033 1,951,134
Dominion Energy, Inc.
1,450,000 6.875%,  2/1/2055
d
1,482,787
2,750,000 6.000%,  2/15/2056
d
2,722,028
2,950,000 6.150%,  12/15/2056
d
2,918,444
1,000,000 4.350%,  1/15/2027
d,f
994,947
DTE Energy Company
2,600,000 5.200%,  4/1/2030 2,616,464
1,450,000 5.850%,  6/1/2034 1,488,503
Principal
Amount Long-Term Fixed Income  97.6% Value
Utilities 10.6% - continued
Duke Energy Corporation
$ 2,300,000 3.250%,  1/15/2082
d
$ 2,272,294
1,500,000 3.500%,  6/15/2051 969,240
2,050,000 5.800%,  6/15/2054 1,891,269
3,000,000 5.000%,  8/15/2052 2,477,411
1,500,000 6.450%,  9/1/2054
b,d
1,536,251
1,800,000 3.750%,  9/1/2046 1,288,034
Exelon Corporation
1,200,000 4.100%,  3/15/2052 870,138
3,100,000 5.875%,  3/15/2055 2,908,264
FirstEnergy Corporation
2,200,000 4.850%,  7/15/2047 1,834,236
FirstEnergy Transmission, LLC
2,550,000 4.750%,  1/15/2033 2,468,428
1,850,000 5.450%,  7/15/2044
a
1,693,493
Florida Power & Light Company
800,000 5.300%,  6/15/2034 801,112
Georgia Power Company
700,000 5.250%,  3/15/2034 698,452
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053
b
930,188
Kentucky Utilities Company
1,000,000 5.850%,  8/15/2055 956,609
MidAmerican Energy Company
4,200,000 5.500%,  11/15/2056 3,831,460
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,112,578
Nevada Power Company
675,000 6.000%,  3/15/2054 652,157
NextEra Energy Capital Holdings,
Inc.
1,950,000 6.750%,  6/15/2054
d
2,001,843
2,600,000 6.625%,  10/1/2066
d
2,532,339
1,850,000 5.300%,  3/15/2032 1,860,278
Niagara Mohawk Power
Corporation
2,450,000 5.996%,  7/3/2055
a
2,314,439
NiSource, Inc.
2,900,000 5.850%,  4/1/2055
b
2,722,437
1,750,000 5.750%,  7/15/2056
b,d
1,723,628
1,000,000 5.350%,  7/15/2035 987,976
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,119,844
Pacific Gas and Electric Company
3,200,000 4.550%,  7/1/2030 3,128,959
3,450,000 5.600%,  8/15/2036 3,384,119
2,250,000 5.850%,  11/1/2036
h
2,246,413
PG&E Corporation
2,700,000 5.250%,  7/1/2030 2,655,282
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,121,148
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 942,184
Public Service Enterprise Group,
Inc.
1,650,000 5.400%,  3/15/2035 1,636,729
Sempra
3,250,000 6.400%,  10/1/2054
d
3,233,873
4,300,000 5.250%,  3/15/2036 4,149,223

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.6% Value
Utilities 10.6% - continued
Southern California Edison
Company
$ 1,600,000 5.450%,  3/1/2035 $ 1,571,182
Southern Company
2,000,000 5.700%,  10/15/2032 2,058,103
1,350,000 3.750%,  9/15/2051
d
1,347,402
Southern Company Gas Capital
Corporation
2,450,000 4.950%,  9/15/2034 2,380,783
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 911,809
1,800,000 5.000%,  1/15/2034 1,761,814
Vistra Operations Company, LLC
1,550,000 5.050%,  12/30/2026
a
1,551,556
3,500,000 4.375%,  5/1/2029
a
3,415,113
1,250,000 4.700%,  1/31/2031
a
1,216,782
1,700,000 5.250%,  4/30/2033
a
1,662,146
Xcel Energy, Inc.
1,600,000 5.750%,  12/3/2056
b,d
1,569,130
1,900,000 5.600%,  4/15/2035 1,900,283
Total 133,367,694
Total Long-Term Fixed Income
(cost $1,273,614,708) 1,226,246,669
Shares
Collateral Held for Securities
Loaned 2.0% Value
24,702,946 Thrivent Cash Management Trust 24,702,946
Total Collateral Held for
Securities Loaned
(cost $24,702,946) 24,702,946
Shares Preferred Stock 0.3% Value
Capital Goods 0.3%
60,000 Boeing Company, Convertible,
6.000% 4,008,600
Total 4,008,600
Total Preferred Stock
(cost $3,133,200) 4,008,600
Shares or
Principal
Amount Short-Term Investments 1.0% Value
Federal Home Loan Bank Discount
Notes
200,000 3.614%, 8/21/2026
i,j
199,580
200,000 3.620%, 8/26/2026
i,j
199,481
300,000 3.640%, 9/4/2026
i,j
298,936
200,000 3.685%, 9/18/2026
i,j
199,006
200,000 3.700%, 10/1/2026
i,j
198,731
200,000 3.800%, 10/21/2026
i,j
198,321
State Street Institutional U.S.
Government Money Market
Fund
12,546,312 3.619%
i
12,546,312
Total Short-Term Investments
(cost $13,840,430) 13,840,367
Total Investments (cost
$1,315,291,284) 100.9% $1,268,798,582
Other Assets and Liabilities, Net
(0.9%) (11,913,362)
Total Net Assets 100.0% $1,256,885,220
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $279,918,108 or 22.3%
of total net assets.
b All or a portion of the security is on loan.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2026.
d Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of July 31, 2026 was $1,428,000 or 0.11% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
July 31, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  7/9/2018 $ 1,300,000
Credit Suisse Group AG  5/17/2021 2,600,260
Credit Suisse Group AG  8/4/2020 2,300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Income Fund as of July 31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 23,734,727
Total lending $23,734,727
Gross amount payable upon return of
collateral for securities loaned $24,702,946
Net amounts due to counterparty $968,219

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 24,141,226 – 24,141,226 –
Capital Goods 64,649,635 – 64,649,635 –
Collateralized Mortgage Obligations 37,669,480 – 37,669,480 –
Communications Services 64,475,634 – 64,475,634 –
Consumer Cyclical 75,055,713 – 75,055,713 –
Consumer Non-Cyclical 116,610,011 – 116,610,011 –
Energy 69,968,292 – 69,968,292 –
Financials 440,190,726 – 440,190,726 –
Foreign Government 10,214,039 – 10,214,039 –
Mortgage-Backed Securities 11,975,996 – 11,975,996 –
Technology 111,727,317 – 111,727,317 –
Transportation 18,848,003 – 18,848,003 –
U.S. Government & Agencies 47,352,903 – 47,352,903 –
Utilities 133,367,694 – 133,367,694 –
Preferred Stock
Capital Goods 4,008,600 4,008,600 – –
Short-Term Investments 13,840,367 12,546,312 1,294,055 –
Subtotal Investments in Securities $1,244,095,636 $16,554,912 $1,227,540,724 $–
Other Investments  * Total
Collateral Held for Securities Loaned 24,702,946
Subtotal Other Investments $24,702,946
Total Investments at Value $1,268,798,582
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 798,699 798,699 – –
Total Liability Derivatives $798,699 $798,699 $– $–

Income Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling $1,294,055 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 200 September 2026 $ 21,335,680 ( $ 140,368)
CBOT U.S. Long Bond 125 September 2026 13,938,440 (399,378)
Ultra 10-Yr. U.S. Treasury Note 175 September 2026 19,457,001 (258,953)
Total Futures Long Contracts $ 54,731,121 ( $ 798,699)
Total Futures Contracts $ 54,731,121 ($798,699)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $11,617 $142,075 $128,989 $24,703 24,703 2.0%
Total Collateral Held for Securities Loaned 11,617 24,703 2.0
Total Value $11,617 $24,703
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $29
Total Affiliated Income from Securities Loaned, Net $29
Total $– $– $–

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 93.2% Value
Australia 4.0%
68,523 Alkane Resources, Ltd. $ 63,891
11,006 Ampol, Ltd. 310,525
8,792 Ansell, Ltd. 201,915
52,349 ANZ Group Holdings, Ltd. 1,368,146
695,150 Aurizon Holdings, Ltd. 2,044,273
18,241 Austal, Ltd.
a
46,003
4,112 Bank of Queensland, Ltd. 19,153
7,830 Bendigo and Adelaide Bank, Ltd. 62,948
212,013 BHP Group, Ltd. 8,936,473
8,720 BlueScope Steel, Ltd. 200,004
10,671 Brambles, Ltd. 146,488
24,479 Challenger, Ltd. 168,219
27,337 Champion Iron, Ltd. 65,003
7,103 Charter Hall Group 116,146
53,177 Charter Hall Retail REIT 150,304
2,490 Cochlear, Ltd. 208,683
25,070 Codan, Ltd. 704,137
34,012 Commonwealth Bank of Australia 4,251,668
24,291 Deterra Royalties, Ltd. 73,946
60,312 Dexus Industria REIT 104,419
62,897 DEXUS Property Group 264,144
14,922 Dicker Data, Ltd. 131,348
56,839 Downer EDI, Ltd. 309,227
151,022 Dyno Nobel, Ltd. 399,743
8,572 Genesis Minerals, Ltd.
a
34,339
169,276 GPT Group 609,712
117,210 Greatland Resources, Ltd.
a
810,526
19,644 Harvey Norman Holdings, Ltd. 67,656
25,991 Helia Group, Ltd. 91,419
144,451 HomeCo Daily Needs REIT 128,349
868 JB Hi-Fi, Ltd. 49,934
16,778 Karoon Gas Australia, Ltd. 20,798
93,198 Liontown, Ltd.
a
63,038
1,446 Macquarie Group, Ltd. 256,692
1,187 Macquarie Technology Group, Ltd.
a
50,329
12,307 Magellan Financial Group, Ltd. 82,372
9,513 Mineral Resources, Ltd.
a
386,628
52,954 National Australia Bank, Ltd. 1,533,335
9,269 NEXTDC, Ltd.
a
87,181
152,645 Nickel Industries, Ltd.
a
86,974
78,008 NRW Holdings, Ltd. 382,158
40,837 Nufarm, Ltd.
a
85,853
173,537 Orica, Ltd. 2,834,838
171,180 Perenti, Ltd. 254,010
62,124 Perseus Mining, Ltd. 212,668
73,505 PLS Group, Ltd.
a
213,579
187,108 QBE Insurance Group, Ltd. 3,245,347
4,067 Ramsay Health Care, Ltd. 126,394
106,423 Region Group 177,924
128,849 Regis Resources, Ltd. 552,145
185,165 Resolute Mining, Ltd.
a
121,152
35,560 Rio Tinto, Ltd. 4,238,106
6,144 Sandfire Resources, Ltd.
a
81,331
16,835 SmartGroup Corporation, Ltd. 151,601
18,570 South32, Ltd. 59,203
31,640 SRG Global, Ltd. 74,453
73,588 Stanmore Resources, Ltd. 119,182
42,494 Tabcorp Holdings, Ltd. 26,626
16,917 Technology One, Ltd. 368,971
767,951 Telstra Corporation, Ltd. 2,711,157
39,152 TUAS, Ltd.
a
59,140
144,456 Ventia Services Group, Pty. Ltd. 589,138
45,604 Virgin Australia Holdings, Ltd.
a
88,842
172,400 Waypoint REIT, Ltd. 301,398
19,734 Wesfarmers, Ltd. 1,236,047
Shares Common Stock  93.2% Value
Australia 4.0%- continued
41,866 Westgold Resources, Ltd. $ 139,555
59,639 Westpac Banking Corporation 1,581,465
14,618 Whitehaven Coal, Ltd. 72,192
12,662 Worley, Ltd. 93,983
Total 44,904,546
Austria 0.2%
6,766 ams OSRAM AG
a
134,423
13,173 Erste Group Bank AG 1,722,016
1,754 Lenzing AG
a
47,658
3,949 Porr AG 171,507
7,297 Voestalpine AG 380,103
1,584 Wienerberger AG 38,986
Total 2,494,693
Belgium 0.9%
6,237 Ackermans & van Haaren NV 1,935,704
1,395 Aedifica SA 112,806
9,871 Ageas SA NV 816,896
56,170 Anheuser-Busch InBev SA/NV 4,878,588
8,993 Barco NV 81,482
3,269 Bekaert SA 150,232
301 Deme Group NV 57,425
2,627 Fagron NV 70,169
1,451 Groupe Bruxelles Lambert SA 130,875
4,286 Lakefront Biotherapeutics NV
a
117,574
3,178 UCB SA 815,741
11,193 Umicore SA 279,376
Total 9,446,868
Bermuda 0.1%
34,034 AutoStore Holdings, Ltd.
a,b
43,434
10,791 Conduit Holdings, Ltd. 62,901
1,528 Credicorp, Ltd. 612,086
5,025 Hiscox, Ltd. 122,679
3,200 Jardine Matheson Holdings, Ltd. 212,528
10,500 Orient Overseas International, Ltd. 205,323
12,000 Yue Yuen Industrial Holdings, Ltd. 21,718
Total 1,280,669
Brazil 1.1%
59,700 Alupar Investimento SA 385,347
37,600 Ambev SA 118,382
16,232 Axia Energia SA ADR 169,949
39,500 Banco ABC Brasil SA 188,650
177,556 Banco Bradesco SA ADR 640,977
168,700 Banco do Brasil SA 706,862
249,600 Banco do Estado do Rio Grande
do Sul SA 689,346
75,200 BB Seguridade Participacoes SA 609,712
634,450 Cogna Educacao SA 289,117
57,055 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR 310,950
24,783 Companhia Energetica de Minas
Gerais ADR 54,275
931 Companhia Paranaense de Energia
- COPEL ADR 10,921
1,800 CPFL Energia SA 16,387
64,658 Cury Construtora e Incorporadora
SA 382,656
6,500 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 27,466
135,500 Direcional Engenharia SA 302,053
68,100 Itau Unibanco Holding SA 613,271

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Brazil 1.1%- continued
220,863 Itau Unibanco Holding SA ADR $ 1,868,501
168,700 JHSF Participacoes SA 370,071
12,000 M. Dias Branco SA 40,669
278,098 Metalurgica Gerdau SA 599,630
119,380 Petroleo Brasileiro SA - Petrobras
ADR 2,315,972
52,700 TIM SA/Brazil 201,583
186,900 Usinas Siderurgicas de Minas
Gerais SA Usiminas
a
269,889
91,954 Vale SA ADR 1,384,827
Total 12,567,463
Canada 7.8%
14,173 Agnico Eagle Mines, Ltd. 2,057,630
34,759 Air Canada
a
629,051
16,743 Alimentation Couche-Tard, Inc. 1,086,978
7,191 AltaGas, Ltd. 286,132
40,948 Andean Precious Metals
Corporation
a
162,700
9,156 Aris Mining Corporation
a
122,333
6,129 ATCO, Ltd. 348,936
16,441 Athabasca Oil Corporation
a
121,503
10,073 AtkinsRealis Group, Inc. 624,348
23,303 B2Gold Corporation 87,271
17,472 Bank of Montreal 3,134,204
31,094 Bank of Nova Scotia 2,727,559
52,794 Barrick Mining Corporation 1,937,619
51,007 Bausch Health Companies, Inc.
a
351,438
48,541 Baytex Energy Corporation 221,263
14,747 BCE, Inc. 319,903
2,002 Bombardier, Inc.
a
482,331
1,935 Brookfield Business Corporation 57,394
47,488 Brookfield Corporation 2,018,287
9,082 Cameco Corporation 784,503
5,569 Canaccord Genuity Group, Inc. 57,206
21,666 Canadian Imperial Bank of
Commerce 2,566,197
16,158 Canadian National Railway
Company 2,054,545
57,031 Canadian Natural Resources, Ltd. 2,716,789
16,719 Canadian Pacific Kansas City, Ltd. 1,485,073
4,244 Canadian Tire Corporation, Ltd. 619,412
8,234 Canadian Utilities, Ltd. 327,281
29,235 Capstone Copper Corporation
a
277,575
56,275 Cascades, Inc. 540,731
10,620 CCL Industries, Inc. 704,162
2,293 Celestica, Inc.
a
759,992
39,344 Cenovus Energy, Inc. 1,186,340
23,121 Centerra Gold, Inc. 397,486
31,587 CES Energy Solutions Corporation 368,179
11,004 CGI, Inc. 805,450
1,175 Cogeco Communications, Inc. 49,536
380 Constellation Software, Inc./Canada 814,022
16,505 Discovery Mining, Ltd.
a
103,020
3,314 Dollarama, Inc. 451,457
1,456 Emera, Inc. 77,803
15,470 Empire Company, Ltd. 566,227
60,852 Enbridge, Inc. 3,311,189
24,883 Equinox Gold Corporation 222,941
707 Fairfax Financial Holdings, Ltd. 1,183,953
1,231 Finning International, Inc. 81,578
27,540 First Majestic Silver Corporation 413,926
23,115 First Quantum Minerals, Ltd.
a
640,760
10,769 Fortis, Inc. 613,023
38,973 Fortuna Mining Corporation
a
328,542
Shares Common Stock  93.2% Value
Canada 7.8%- continued
2,740 Franco-Nevada Corporation $ 583,401
10,093 George Weston, Ltd. 754,320
14,844 GoGold Resources, Inc.
a
30,708
14,452 Great-West Lifeco, Inc. 958,140
5,421 Hudbay Minerals, Inc. 123,010
3,378 Hydro One, Ltd. 140,725
2,116 iA Financial Corporation, Inc. 312,860
32,001 IAMGOLD Corporation
a
454,094
4,060 IGM Financial, Inc. 252,430
3,921 Imperial Metals Corporation
a
20,139
7,329 Imperial Oil, Ltd. 950,206
4,096 Intact Financial Corporation 804,240
1,515 Kinaxis, Inc.
a
181,560
47,386 Kinross Gold Corporation 1,094,617
7,135 Linamar Corporation 526,224
17,411 Loblaw Companies, Ltd. 817,362
1,372 Lundin Gold, Inc. 76,819
28,790 Lundin Mining Corporation 712,844
13,662 Magna International, Inc. 937,213
51,759 Manulife Financial Corporation 2,298,759
4,549 Metro, Inc./CN 302,369
1,390 Mullen Group, Ltd. 27,297
8,836 National Bank of Canada 1,429,228
2,633 Northland Power, Inc. 40,983
17,330 Nutrien, Ltd. 1,196,983
20,895 OceanaGold Corporation 503,799
24,846 Open Text Corporation 629,901
11,365 Pan American Silver Corporation 489,945
13,504 Pembina Pipeline Corporation 660,245
21,967 Power Corporation of Canada 1,501,187
1,911 Precision Drilling Corporation
a
148,589
12,541 Quebecor, Inc. 580,330
215 RB Global, Inc. 23,582
2,013 Restaurant Brands International,
Inc. 148,880
5,726 Rogers Communications, Inc. 193,855
34,902 Royal Bank of Canada 7,305,058
4,230 Russel Metals, Inc. 202,953
8,580 Saputo, Inc. 241,331
27,827 Shopify, Inc.
a
3,259,933
3,975 South Bow Corporation 147,391
8,244 SSR Mining, Inc.
a
211,211
19,031 Sun Life Financial, Inc. 1,578,982
37,117 Suncor Energy, Inc. 2,492,559
19,275 Superior Plus Corporation 109,722
62,114 Tamarack Valley Energy, Ltd. 594,178
24,443 TC Energy Corporation 1,645,981
11,427 Teck Resources, Ltd. 688,363
1,595 TFI International, Inc. 215,485
765 Thomson Reuters Corporation 75,046
2,546 Torex Gold Resources, Inc. 97,982
42,150 Toronto-Dominion Bank 5,052,528
26,961 Valeura Energy, Inc.
a
240,790
28,547 Vermilion Energy, Inc. 339,668
7,467 Wheaton Precious Metals
Corporation 814,127
5,475 Whitecap Resources, Inc. 64,598
3,449 WSP Global, Inc. 421,379
Total 86,991,887
Cayman Islands 2.6%
365,988 Alibaba Group Holding, Ltd. 5,575,243
5,200 ASMPT, Ltd. 99,786
12,450 Baidu, Inc.
a
172,465
1,145 Bitdeer Technologies Group
a
12,045

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Cayman Islands 2.6%- continued
106,500 China Hongqiao Group, Ltd. $ 335,119
79,000 China Resources Land, Ltd. 334,219
194,000 Comba Telecom Systems Holdings,
Ltd. 19,538
571,000 Consun Pharmaceutical Group,
Ltd. 998,059
216,000 Geely Automobile Holdings, Ltd. 545,343
11,348 Hello Group, Inc. ADR 67,974
30,000 Hengan International Group
Company, Ltd. 94,637
4,283 Huazhu Group, Ltd. ADR 182,841
21,500 JD.com, Inc. 353,675
4,937 JOYY, Inc. ADR 363,215
73,500 Kingboard Holdings, Ltd. 367,574
17,500 Kingboard Laminates Holdings,
Ltd. 65,194
144,000 Li Ning Company, Ltd. 278,182
102,000 Mobvista, Inc.
a,b
145,548
86,500 NetDragon Websoft Holdings, Ltd. 88,907
14,570 NetEase, Inc. ADR 1,941,744
42,390 NU Holdings, Ltd./Cayman Islands
a
607,449
36,447 Pagseguro Digital, Ltd. 351,349
2,813 PDD Holdings, Inc. ADR
a
249,119
1,260,000 Shui On Land, Ltd.
a
86,858
101,600 Sunny Optical Technology (Group)
Company, Ltd. 726,152
178,490 Tencent Holdings, Ltd. 10,906,272
182,000 VSTECS Holdings, Ltd. 217,639
1,728,000 WH Group, Ltd.
b
1,859,273
116,000 WuXi Biologics (Cayman), Inc.
a,b
572,519
182,600 Xiaomi Corporation
a,b
670,048
21,450 ZTO Express Cayman, Inc. 513,324
Total 28,801,310
Chile 0.1%
140,473 Aguas Andinas SA 51,294
7,449 Banco de Chile ADR 308,016
1,140 Banco de Credito e Inversiones SA 82,028
10,555 Banco Santander Chile SA ADR 365,309
1,095,432 Colbun SA 163,758
3,232,558 Latam Airlines Group SA 86,016
Total 1,056,421
China 3.8%
393,000 Agricultural Bank of China, Ltd.,
Class H 315,964
434,000 Aluminum Corporation of China,
Ltd., Class H 472,579
40,000 Anhui Expressway Company, Ltd. 79,873
25,400 Anjoy Foods Group Company, Ltd. 244,452
1,522,000 BAIC Motor Corporation, Ltd.
a,b
169,038
2,032,000 Bank of China, Ltd., Class H 1,425,459
37,000 Bank of Ningbo Company, Ltd. 174,813
179,900 Bank of Suzhou Company, Ltd. 226,514
234,300 BOE Technology Group Company,
Ltd. 190,745
10,700 Chaozhou Three-Circle Group
Company, Ltd. 175,288
32,800 Chifeng Jilong Gold Mining Group,
Ltd. 193,181
1,348,000 China CITIC Bank Corporation,
Ltd., Class H 1,329,167
644,000 China Coal Energy Company, Ltd. 882,681
2,303,000 China Construction Bank
Corporation, Class H 2,702,400
Shares Common Stock  93.2% Value
China 3.8%- continued
102,700 China Galaxy Securities Company,
Ltd. $ 192,144
42,600 China International Capital
Corporation, Ltd., Class A 222,879
300,000 China International Capital
Corporation, Ltd., Class H
b
827,385
29,000 China Life Insurance Company,
Ltd., Class A 169,591
438,000 China Life Insurance Company,
Ltd., Class H 1,630,649
150,500 China Merchants Bank Company,
Ltd., Class H 976,456
495,500 China Minsheng Banking
Corporation, Ltd. 229,269
171,200 China National Chemical
Engineering Company, Ltd. 198,784
53,300 China Pacific Insurance (Group)
Company, Ltd., Class A 255,029
391,200 China Pacific Insurance (Group)
Company, Ltd., Class H 1,526,882
1,446,000 China Petroleum & Chemical
Corporation, Class H 817,173
346,000 China Railway Group, Ltd. 159,296
59,900 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 229,276
65,000 China Shenhua Energy Company,
Ltd., Class H 360,092
183,000 Chongqing Rural Commercial Bank
Company, Ltd. 153,176
65,300 CITIC Securities Company, Ltd.,
Class A 274,869
179,000 CITIC Securities Company, Ltd.,
Class H 624,869
384,000 CMOC Group, Ltd., Class H 827,607
9,500 Contemporary Amperex
Technology Company, Ltd.,
Class A 556,935
7,300 Contemporary Amperex
Technology Company, Ltd.,
Class H 577,903
99,900 COSCO SHIPPING Holdings
Company, Ltd., Class A 231,134
522,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 1,051,123
16,100 Fiberhome Telecommunication
Technologies Company, Ltd. 78,510
72,800 Guotai Haitong Securities
Company, Ltd. 197,806
113,700 Hangzhou First Applied Material
Company, Ltd. 246,948
31,000 Hangzhou Silan Microelectronics
Company, Ltd. 129,452
140,900 Hengli Petrochemical Company,
Ltd. 348,579
21,600 Hengtong Optic-Electric Company,
Ltd. 151,488
518,000 Huaneng Power International, Inc.,
Class H 398,088
157,600 Huatai Securities Company, Ltd.,
Class H
b
339,740
95,000 HUAYU Automotive Systems
Company, Ltd. 237,185
33,400 iFLYTEK Company, Ltd. 208,632
2,478,000 Industrial and Commercial Bank of
China, Ltd., Class H 2,370,424

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
China 3.8%- continued
127,100 Inner Mongolia Junzheng Energy
& Chemical Industry Group
Company, Ltd. $ 89,179
44,500 Inner Mongolia Yili Industrial Group
Company, Ltd. 178,550
115,500 Jiangsu Eastern Shenghong
Company, Ltd.
a
201,266
1,100 Kweichow Moutai Company, Ltd. 220,178
46,000 Legend Holdings Corporation
b
77,009
444,000 Lenovo Group, Ltd. 1,357,838
67,200 Midea Group Company, Ltd. 851,409
26,700 New China Life Insurance
Company, Ltd., Class A 249,359
161,800 New China Life Insurance
Company, Ltd., Class H 997,713
62,800 Ningxia Baofeng Energy Group
Company, Ltd. 216,248
126,000 PetroChina Company, Ltd., Class A 207,440
1,440,000 PetroChina Company, Ltd., Class H 1,832,343
32,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 267,246
227,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 1,699,601
2,431 Piotech, Inc. 239,137
9,871 Raytron Technology Company, Ltd. 206,570
163,200 Rongsheng Petrochemical
Company, Ltd. 298,946
103,400 SAIC Motor Corporation, Ltd. 173,438
90,800 Sanan Optoelectronics Company,
Ltd.
a
164,696
49,300 Sany Heavy Industry Company,
Ltd. 150,138
64,600 Satellite Chemical Company, Ltd. 242,217
59,020 Shandong Hualu Hengsheng
Chemical Company, Ltd. 188,495
259,400 Shandong Nanshan Aluminum
Company, Ltd. 181,641
66,200 Shanghai Baosight Software
Company, Ltd. 182,424
9,024 Shanghai BOCHU Electronic
Technology Corporation, Ltd. 140,087
152,700 Shanghai Electric Group Company,
Ltd. 156,072
34,200 Shanghai Fosun Pharmaceutical
Group Company, Ltd. 117,691
11,500 Shengyi Technology Company, Ltd. 179,820
167,600 Sinopharm Group Company, Ltd. 371,669
18,200 Spring Airlines Company, Ltd. 126,916
762,690 TCL Technology Group Corporation 534,050
181,000 Tong Ren Tang Technologies
Company, Ltd. 81,197
9,300 TongFu Microelectronics Company,
Ltd. 78,157
20,400 Wanhua Chemical Group
Company, Ltd. 224,883
28,200 Weichai Power Company, Ltd.,
Class A 116,799
234,600 Wuhan Guide Infrared Company,
Ltd.
a
437,405
8,700 WuXi AppTec Company, Ltd., Class
A 165,460
39,800 WuXi AppTec Company, Ltd., Class
H
b
816,188
106,200 XCMG Construction Machinery
Company, Ltd. 140,989
Shares Common Stock  93.2% Value
China 3.8%- continued
61,000 Xinhua Winshare Publishing and
Media Company, Ltd. $ 77,548
8,000 Yangtze Optical Fibre & Cable Joint
Stock, Ltd. Company
b
97,037
27,600 Yunnan Aluminium Company, Ltd. 109,097
75,400 Zhejiang Century Huatong Group
Company, Ltd. 151,243
62,000 Zhejiang Chint Electrics Company,
Ltd. 231,717
126,200 Zhejiang Dahua Technology
Company, Ltd. 312,224
55,500 Zhejiang NHU Company, Ltd. 246,838
100 Zhongji Innolight Company, Ltd. 13,316
380,000 Zijin Mining Group Company, Ltd.,
Class H 1,613,473
160,400 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 180,645
Total 42,575,129
Colombia 0.1%
16,558 Grupo Cibest SA 469,289
620 Grupo Cibest SA ADR 57,363
Total 526,652
Cyprus < 0.1%
5,797 Frontline plc 229,862
9,845 Ros Agro plc GDR
a,c,d
0
Total 229,862
Czech Republic < 0.1%
37,162 Moneta Money Bank AS
b
340,081
110 Philip Morris CR 98,150
Total 438,231
Denmark 0.4%
15,704 ALK-Abello AS 537,115
5,736 Bavarian Nordic AS
a
157,234
2,459 ChemoMetec AS 164,120
361 Dampskibsselskabet Norden AS 18,799
1,298 FLSmidth & Company AS 97,406
2,974 Gubra AS
a
177,706
19,309 H Lundbeck AS, Class B 123,536
41,451 ISS AS 1,837,164
5,239 NKT AS
a
715,058
1,865 Per Aarsleff Holding AS 207,726
579 Royal Unibrew AS 43,434
2,094 Scandinavian Tobacco Group AS
b
23,245
4,847 Zealand Pharma AS
a
227,854
Total 4,330,397
Egypt < 0.1%
71,970 Commercial International Bank
Egypt SAE GDR 194,679
Total 194,679
Finland 0.3%
10,955 Huhtamaki Oyj 390,689
3,027 Kalmar Oyj 134,607
5,035 Kemira Oyj 98,826
2,850 Konecranes Oyj 88,908
57,065 Nokia Oyj 527,448
1,005 Orion Oyj 93,955
6,272 QT Group Oyj
a
182,007

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Finland 0.3%- continued
115,609 Sampo Oyj $ 1,279,994
Total 2,796,434
France 5.1%
7,333 Air France-KLM
a
102,420
21,715 Air Liquide SA 4,278,040
946 ARGAN SA 82,847
112,450 AXA SA 5,828,242
1,655 BioMerieux 131,917
57,615 BNP Paribas SA 7,321,064
24,948 Bouygues SA 1,405,316
14,914 Canal+ SA 53,054
4,626 Carrefour SA 84,896
2,906 Compagnie des Alpes 68,467
138,064 Credit Agricole SA 3,085,103
203 Eiffage SA 28,852
19,206 Elis SA 550,903
15,577 Emeis SA
a
262,932
48,941 Eutelsat Communications SACA
a
115,763
20,160 FORVIA SE
a
208,272
514 Gaztransport Et Technigaz SA 116,174
10,780 Ipsen SA 2,082,972
7,085 Ipsos SA 292,715
9,411 Klepierre SA 427,457
26,029 Legrand SA 3,957,169
3,785 L'Oreal SA 1,685,821
50,237 Louis Hachette Group 102,086
3,299 LVMH Moet Hennessy Louis Vuitton
SE 1,811,597
13,736 Mercialys SA 190,409
1,566 Mersen SA 67,457
1,517 Nexans SA 231,071
14,609 Safran SA 5,741,064
59,586 Sanofi SA 5,131,050
7,159 SCOR SE 283,218
33,347 Societe Generale SA 3,134,506
3,631 SPIE SA 195,278
4,365 Technip Energies NV 150,971
73,540 TotalEnergies SE 6,483,322
18,572 Valeo SE 321,331
688 Vicat SA 52,084
8,876 Vinci SA 1,253,228
355 Viridien
a
38,173
3,983 Voltalia SA
a
32,155
381 Wendel SA 36,949
Total 57,426,345
Germany 3.6%
8,949 Aixtron SE 377,480
10,942 Allianz SE 5,450,236
270 Alzchem Group AG 48,121
5,976 Aumovio SE
a
275,930
398 Aurubis AG 83,748
1,503 Auto1 Group SE
a
39,470
7,484 BASF SE 434,473
9,840 Bayer AG 546,079
578 Bechtle AG 24,204
353 Bilfinger SE 33,760
681 Cewe Stiftung & Company KGaA 75,425
21,651 Deutsche Bank AG 796,887
3,374 Deutsche Boerse AG 1,016,307
1,603 Deutsche Lufthansa AG 16,820
98,100 Deutsche Telekom AG 3,027,464
5,685 Deutz AG 64,867
34,094 DHL Group 2,277,540
Shares Common Stock  93.2% Value
Germany 3.6%- continued
3,450 Duerr AG $ 71,235
15,579 E.ON SE 335,623
569 Elmos Semiconductor SE 96,152
3,558 flatexDEGIRO SE 149,810
303 Fraport AG Frankfurt Airport
Services Worldwide 23,671
996 Freenet AG 27,989
24,683 Fresenius SE & Company KGaA 1,268,638
440 FUCHS SE 20,394
12,539 GEA Group AG 890,790
6,983 Heidelberg Materials AG 1,299,990
586 Hornbach Holding AG & Company
KGaA 56,452
2,525 Indus Holding AG 92,570
40,241 Infineon Technologies AG 2,887,838
7,699 Jenoptik AG 333,568
1,884 Jungheinrich AG 53,075
3,111 KION Group AG 140,781
821 Krones AG 105,807
2,135 LEG Immobilien SE 128,182
339 MBB SE 75,491
2,013 Mercedes-Benz Group AG 108,841
4,458 Muenchener Rueckversicherungs-
Gesellschaft AG 2,677,921
962 Nemetschek SE 64,843
2,224 Nordex SE
a
99,368
2,747 Norma Group SE 57,922
3,962 PATRIZIA SE 33,303
822 PUMA SE
a
26,222
1,062 RENK Group AG 58,937
511 Rheinmetall AG 675,516
26,449 RWE AG 1,739,894
334 SAF-Holland SE 8,350
20,777 SAP SE 3,808,323
15,480 Siemens AG 5,071,968
13,446 Siemens Energy AG 2,297,155
1,246 Siltronic AG
a
110,127
1,309 TAG Immobilien AG 20,917
8,931 ThyssenKrupp AG 125,328
19,322 TUI AG 168,281
3,894 United Internet AG 106,377
Total 39,906,460
Greece 0.3%
6,977 Aegean Airlines SA 98,158
154,294 Eurobank SA 797,322
5,474 HELLENiQ ENERGY Holdings SA 82,061
10,171 Motor Oil (Hellas) Corinth Refineries
SA 595,817
46,418 National Bank of Greece SA 868,530
45,080 Piraeus Bank SA
a
525,816
Total 2,967,704
Guernsey < 0.1%
14,349 Foresight Group Holdings, Ltd. 89,669
Total 89,669
Hong Kong 1.1%
380,000 China Everbright Environment
Group, Ltd. 247,459
103,000 China Nonferrous Mining
Corporation, Ltd. 194,369
195,000 China Overseas Grand Oceans
Group, Ltd. 60,924

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Hong Kong 1.1%- continued
318,500 China Resources Pharmaceutical
Group, Ltd.
b
$ 197,098
159,200 China Taiping Insurance Holdings
Company, Ltd. 446,664
82,000 Chow Sang Sang Holdings
International, Ltd. 121,640
756,000 CITIC, Ltd. 1,189,965
124,000 CK Asset Holdings, Ltd. 755,287
622,500 CK Hutchison Holdings, Ltd. 5,832,377
100,000 CSPC Pharmaceutical Group, Ltd. 109,392
537,000 Genertec Universal Medical Group
Company, Ltd.
b
333,747
336,000 Guangdong Investment, Ltd. 362,606
78,000 Hang Lung Properties, Ltd. 72,489
166,000 HKT Trust and HKT, Ltd. 281,012
545,000 Hong Kong and China Gas
Company, Ltd. 487,904
4,000 Hua Hong Grace Semiconductor,
Ltd.
a,b
65,189
78,000 Hysan Development Company, Ltd. 185,478
42,000 Melco International Development,
Ltd.
a
19,717
97,000 New World Development Company,
Ltd.
a
85,123
145,000 PCCW, Ltd. 108,683
53,000 Sun Hung Kai Properties, Ltd. 831,827
27,600 VTech Holdings, Ltd. 181,958
87,000 Weichai Power Company, Ltd.,
Class H 363,765
Total 12,534,673
Hungary 0.2%
45,146 MOL Hungarian Oil & Gas plc 646,381
10,066 OTP Bank Nyrt 1,491,196
Total 2,137,577
India 2.9%
18,437 Aditya Birla Sun Life Asset
Management Company, Ltd. 195,353
1,394 AIA Engineering, Ltd. 67,056
8,081 Anand Rathi Wealth, Ltd. 175,596
5,432 Apollo Hospitals Enterprise, Ltd. 509,616
3,559 Asian Paints, Ltd. 102,375
14,340 Aurobindo Pharma, Ltd. 237,374
38,446 Axis Bank, Ltd. 495,082
4,289 Bajaj Auto, Ltd. 517,727
176,036 Bharat Petroleum Corporation, Ltd. 588,308
101,235 Bharti Airtel, Ltd. 2,091,447
5,627 Ceat, Ltd. 202,195
107,291 Chambal Fertilisers and Chemicals,
Ltd. 493,199
186,959 Coal India, Ltd. 811,676
12,586 Cummins India, Ltd. 727,917
9,915 Eicher Motors, Ltd. 813,498
125,506 Federal Bank, Ltd. 471,839
33,869 Granules India, Ltd. 292,730
19,528 Grasim Industries, Ltd. 634,281
20,988 Great Eastern Shipping Company,
Ltd. 296,955
226,245 HDFC Bank, Ltd. 1,771,908
15,185 Hero MotoCorp, Ltd. 857,199
163,561 Hindalco Industries, Ltd. 1,675,987
55,952 ICICI Bank, Ltd. ADR 1,678,000
146,235 Indian Oil Corporation, Ltd. 214,367
65,812 Infosys, Ltd. ADR 791,718
Shares Common Stock  93.2% Value
India 2.9%- continued
3,993 Ipca Laboratories, Ltd. $ 73,141
69,368 JSW Steel, Ltd. 923,342
11,121 Kajaria Ceramics, Ltd. 139,613
28,692 Karnataka Bank, Ltd. 85,593
19,391 Larsen & Toubro, Ltd. 799,799
30,671 Laurus Labs, Ltd.
b
583,883
42,744 Lupin, Ltd. 1,081,872
26,401 Marico, Ltd. 240,845
7,006 Maruti Suzuki India, Ltd. 1,044,769
1 MRF, Ltd. 1,391
174,884 National Aluminium Company, Ltd. 643,409
10,360 Nava, Ltd. 60,057
14,746 Nestle India, Ltd. 233,201
333,247 NMDC, Ltd. 297,208
236,517 NTPC, Ltd. 860,120
718,289 Oil & Natural Gas Corporation, Ltd. 1,829,939
7,478 Polycab India, Ltd. 713,327
182,638 Reliance Industries, Ltd. 2,500,580
25,694 Samvardhana Motherson
International, Ltd. 40,581
14,136 Shipping Corporation of India, Ltd. 43,159
45,413 State Bank of India 488,754
36,555 Sun Pharmaceutical Industries, Ltd. 762,183
20,979 Tata Consultancy Services, Ltd. 520,480
751,082 Tata Steel, Ltd. 1,494,422
19,146 Tech Mahindra, Ltd. 332,439
7,090 Torrent Pharmaceuticals, Ltd. 380,783
Total 32,888,293
Indonesia < 0.1%
2,240,900 Medco Energi Internasional Tbk PT 159,825
1,254,500 Perusahaan Gas Negara (Persero)
Tbk PT 104,532
Total 264,357
Ireland < 0.1%
40,584 Glenveagh Properties plc
a,b
112,184
42,246 Irish Residential Properties REIT plc 52,808
13,647 Octave Intelligence plc SDR
a
244,643
Total 409,635
Israel 0.9%
6,487 Airport City, Ltd.
a
116,861
47,162 Bank Hapoalim BM 1,144,997
29,949 Bank Leumi Le-Israel BM 707,645
578,685 Bezeq Israel Telecommunication
Corporation, Ltd. 1,386,547
667 Big Shopping Centers, Ltd. 149,907
1,699 Camtek, Ltd./Israel
a
234,933
3,470 Check Point Software Technologies,
Ltd.
a
441,141
2,124 Clal Insurance Enterprises
Holdings, Ltd. 160,739
4,010 Delek Group, Ltd. 105,865
401 Delek Yizum Nechasim, Ltd.
a
8,849
4,457 Doral Group Renewable Energy
Resources, Ltd.
a
100,439
45,009 Energix-Renewable Energies, Ltd. 326,157
1,131 Equital, Ltd.
a
42,407
1,038 FIBI Holdings, Ltd. 101,880
7,643 First International Bank of Israel,
Ltd. 590,220
815 Formula Systems 1985, Ltd. 85,945
11,474 G City, Ltd. 43,467
868 Hilan, Ltd. 62,211

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Israel 0.9%- continued
1,230 Israel Corporation, Ltd. $ 32,165
209 Isras Holdings, Ltd. 25,738
8,223 Ituran Location and Control, Ltd. 453,581
1,170 Meitav Investment House, Ltd. 50,625
20,057 Meshek Energy Renewable
Energies, Ltd.
a
73,318
18,804 Migdal Insurance & Financial
Holdings, Ltd.
a
106,811
146,845 Mivne Real Estate (KD), Ltd. 647,997
7,565 Mizrahi Tefahot Bank, Ltd. 562,973
2,414 Monday.com, Ltd.
a
210,380
454 NICE, Ltd.
a
44,237
12,768 Oddity Tech, Ltd.
a
181,050
7,904 One Software Technologies, Ltd. 169,478
30,419 OPC Energy, Ltd.
a
954,406
11,883 Plus500, Ltd. 626,197
24,002 Riskified, Ltd.
a
124,570
15,368 Shufersal, Ltd. 219,834
36 Tower Semiconductor, Ltd.
a
7,887
Total 10,301,457
Italy 2.1%
8,711 ACEA SPA 211,672
11,596 Azimut Holding SPA 492,540
1,939 Buzzi SPA 91,977
34,413 CIR SPA-Compagnie Industriali
a
28,533
4,238 Credito Emiliano SPA 93,192
129,218 Enel SPA 1,459,311
93,995 Generali 4,763,576
62,109 Hera SPA 271,118
307,752 Italgas SPA 3,174,794
33,859 Lottomatica Group SPA 915,350
16,597 MAIRE SPA 248,032
86,965 OVS SPA
b
628,666
62,475 Pirelli & C. SPA
b
475,911
19,030 RAI Way SPA
b
102,019
357 Reply SPA 45,304
2,250 Sesa SPA 240,330
5,683 Technogym SPA
b
88,913
68,724 UniCredit SPA 6,481,488
123,602 Unipol Assicurazioni SPA 3,867,444
Total 23,680,170
Japan 14.0%
4,400 ADEKA Corporation 107,392
31,800 Advantest Corporation 6,283,106
184 AEON REIT Investment Corporation 140,646
2,900 AGC, Inc. 109,368
1,600 Air Water, Inc. 25,093
1,800 Alps Alpine Company, Ltd. 24,656
12,700 ALSOK Company, Ltd. 93,352
67,400 Amada Company, Ltd. 1,156,326
2,100 Amano Corporation 50,870
10,600 Arcs Company, Ltd. 240,841
16,300 Argo Graphics, Inc. 139,119
4,700 Artience Company, Ltd. 130,213
13,300 Asahi Group Holdings, Ltd. 138,801
4,600 Asics Corporation 135,628
2,300 Awa Bank, Ltd. 118,748
11,000 Bandai Namco Holdings, Inc. 318,662
6,400 BIPROGY, Inc. 196,399
24,800 Brother Industries, Ltd. 617,599
8,900 Canon Marketing Japan, Inc. 199,991
37,600 Canon, Inc. 1,046,601
1,500 Central Glass Company, Ltd. 37,114
Shares Common Stock  93.2% Value
Japan 14.0%- continued
5,900 Chudenko Corporation $ 181,725
3,800 Chugoku Marine Paints, Ltd. 84,749
3,100 Coca-Cola Bottlers Japan, Inc. 74,496
38,900 Cosmo Energy Holdings Company,
Ltd. 968,029
13,900 Cover Corporation
a
127,611
30,200 Dai Nippon Printing Company, Ltd. 547,593
263,500 Daiichi Life Group, Inc. 3,177,117
14,700 Daishi Hokuetsu Financial Group,
Inc. 211,164
2,200 Daito Trust Construction Company,
Ltd. 46,584
45,000 Daiwa House Industry Company,
Ltd. 1,321,495
89,900 Daiwa Securities Group, Inc. 1,005,680
4,900 Daiwabo Holdings Company, Ltd. 109,216
12,600 Dexerials Corporation 254,342
1,800 DISCO Corporation 643,382
11,100 Doshisha Company, Ltd. 207,237
6,200 Doutor Nichires Holdings
Company, Ltd. 124,381
37,100 DTS Corporation 269,818
12,500 EIZO Corporation 225,668
4,900 Electric Power Development
Company, Ltd. 115,916
146,400 Eneos Holdings, Inc. 1,209,049
6,100 Exedy Corporation 229,855
11,100 F.C.C. Company, Ltd. 257,976
3,600 Fast Retailing Company, Ltd. 1,762,809
4,900 Fuji Media Holdings, Inc. 122,496
28,100 FUJIFILM Holdings NPV 661,464
10,800 Fujikura, Ltd. 274,065
9,600 Fujitsu, Ltd. 221,273
4,900 Furukawa Company, Ltd. 107,379
5,000 Furukawa Electric Company, Ltd. 95,410
1,000 Furuno Electric Company, Ltd. 45,024
3,800 Fuyo General Lease Company, Ltd. 107,878
57 Global One Real Estate Investment
Corporation 40,049
700 Glory, Ltd. 19,900
7,100 GungHo Online Entertainment, Inc. 108,128
36,600 Hachijuni Nagano Bank, Ltd. 568,692
8,700 Hanwa Company, Ltd. 92,403
6,500 Happinet Corporation 134,552
16,400 Haseko Corporation 285,355
14,800 Hazama Ando Corporation 168,621
15,600 Heiwa Corporation 208,942
200 Hirose Electric Company, Ltd. 33,702
99,700 Hitachi, Ltd. 3,267,224
158,700 Honda Motor Company, Ltd. 1,599,636
11,000 Hosiden Corporation 195,317
6,500 House Foods Group, Inc. 158,226
12,900 Hoya Corporation 1,972,630
4,100 Hulic Company, Ltd. 45,079
12,900 Hyakugo Bank, Ltd. 161,260
18,400 Hyakujushi Bank, Ltd. 324,205
69,000 Inaba Denki Sangyo Company, Ltd. 1,230,537
4,900 Inabata & Company, Ltd. 121,180
6,000 INFRONEER Holdings, Inc. 97,072
25,500 Inpex Corporation 587,741
1,700 Internet Initiative Japan, Inc. 37,318
1,300 Ise Chemicals Corporation 27,270
178,100 ITOCHU Corporation 2,235,086
7,400 Japan Airlines Company, Ltd. 136,490
120,500 Japan Exchange Group, Inc. 1,639,174

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Japan 14.0%- continued
59,500 Japan Petroleum Exploration
Company, Ltd. $ 662,053
63,200 Japan Post Holdings Company,
Ltd. 935,004
16,200 Japan Post Insurance Company,
Ltd. 178,380
14,800 Japan Pulp & Paper Company, Ltd. 103,148
9,600 Japan Tobacco, Inc. 428,034
11,200 JGC Corporation 156,645
3,400 JMDC, Inc. 66,390
28,200 JTEKT Corporation 386,148
35,500 Juroku Financial Group, Inc. 521,038
6,800 JX Advanced Metals Corporation 157,544
6,000 Kaga Electronics Company, Ltd. 174,258
26,700 Kajima Corporation 892,160
10,400 Kaken Pharmaceutical Company,
Ltd. 247,457
5,500 Kamigumi Company, Ltd. 178,609
1,100 Kanamoto Company, Ltd. 35,837
8,300 Kandenko Company, Ltd. 276,075
49,200 Kawasaki Kisen Kaisha, Ltd. 876,687
151,300 KDDI Corporation 2,787,509
241 KDX Realty Investment Corporation 235,542
18,700 Keiyo Bank, Ltd. 306,299
3,200 Keyence Corporation 1,605,078
6,900 Kioxia Holdings Corporation
a
1,923,281
8,200 Kissei Pharmaceutical Company,
Ltd. 209,380
5,800 Kobe Bussan Company, Ltd. 101,405
8,000 Kobe Steel, Ltd. 103,547
10,100 Kokusai Electric Corporation 454,649
11,100 Komatsu, Ltd. 481,632
6,500 KOMEDA Holdings Company, Ltd. 118,067
6,900 KOSE Holdings Corporation 245,575
6,600 Kumagai Gumi Company, Ltd. 58,777
4,500 Kuraray Company, Ltd. 51,613
9,700 Kureha Corporation 259,456
27,200 Kyocera Corporation 620,345
29,900 Kyoei Steel, Ltd. 361,847
6,200 Kyokuto Kaihatsu Kogyo Company,
Ltd. 91,087
1,700 Lasertec Corporation 390,545
6,800 Lintec Corporation 260,680
15,000 LIXIL Corporation 162,913
6,200 Macnica Holdings, Inc. 125,517
15,700 Marubeni Corporation 507,435
7,800 Marui Group Company, Ltd. 145,479
7,200 Maruichi Steel Tube, Ltd. 80,406
100 Maruwa Company, Ltd./Aichi 33,861
31,100 Matsui Securities Company, Ltd. 203,724
18,000 Mazda Motor Corporation 131,231
4,300 Mebuki Financial Group, Inc. 39,844
6,200 Medipal Holdings Corporation 111,640
400 Meiko Electronics Company, Ltd. 50,244
13,700 MEITEC Group Holdings, Inc. 286,771
94,200 Metaplanet, Inc.
a
137,178
16,000 MIRAIT ONE Corporation 353,438
150,000 Mitsubishi Chemical Group
Corporation 1,103,828
48,500 Mitsubishi Corporation 1,449,800
22,500 Mitsubishi Electric Corporation 810,520
15,700 Mitsubishi HC Capital, Inc. 144,553
114,600 Mitsubishi Heavy Industries, Ltd. 2,677,324
32,000 Mitsubishi Logistics Corporation 320,849
6,400 Mitsubishi Materials Corporation 166,109
Shares Common Stock  93.2% Value
Japan 14.0%- continued
225,400 Mitsubishi UFJ Financial Group,
Inc. $ 5,034,647
34,400 Mitsui & Company, Ltd. 1,055,539
13,000 Mitsui Chemicals, Inc. 170,921
5,800 Mitsui DM Sugar Company, Ltd. 124,838
300 Mitsui Kinzoku Company, Ltd. 56,482
7,000 Mixi, Inc. 127,364
43,600 Mizuho Financial Group, Inc. 2,260,407
5,600 Modec, Inc. 361,686
43,400 MS and AD Insurance Group
Holdings, Inc. 1,336,007
30,100 Murata Manufacturing Company,
Ltd. 1,371,487
3,100 Nachi-Fujikoshi Corporation 104,837
33,500 Nanto Bank, Ltd. 357,723
40,100 NEC Corporation 1,191,719
20,100 NGK Corporation 687,710
18,700 Nichirei Corporation 258,983
4,400 Nikon Corporation 52,282
20,400 Nintendo Company, Ltd. 973,124
800 Nippon Electric Glass Company,
Ltd. 26,354
7,500 Nippon Express Holdings, Inc. 247,524
57,300 Nippon Shokubai Company, Ltd. 770,806
9,800 Nippon Steel Corporation 39,923
11,100 Nippon Television Holdings, Inc. 202,690
44,400 Nippon Yusen Kabushiki Kaisha 1,704,849
2,800 Nishimatsu Construction Company,
Ltd. 92,788
900 Nissan Chemical Corporation 41,834
16,800 Nisshin Oillio Group, Ltd. 200,569
13,100 Niterra Company, Ltd. 765,022
6,400 Nitori Holdings Company, Ltd. 103,251
900 Nitta Corporation 35,816
60,600 Nitto Denko Corporation 1,279,655
15,600 Nitto Kogyo Corporation 420,780
13,600 Nojima Corporation 111,349
5,600 NOK Corporation 105,825
34,800 Nomura Holdings, Inc. 336,672
55,400 Nomura Real Estate Holdings, Inc. 318,355
27,600 North Pacific Bank, Ltd. 197,878
11,700 NSD Company, Ltd. 209,028
30,700 NSK, Ltd. 218,675
3,399,300 NTT, Inc. 3,258,276
5,200 Obayashi Corporation 102,202
4,900 Ogaki Kyoritsu Bank, Ltd. 218,078
4,600 Ohsho Food Service Corporation 87,313
15,000 Oita Bank, Ltd. 238,594
19,200 Oji Holdings Corporation 105,577
7,700 Okumura Corporation 277,842
6,000 OMRON Corporation 200,637
57,800 Ono Pharmaceutical Company, Ltd. 863,821
800 Oracle Corporation Japan 44,947
43,800 ORIX Corporation 1,767,740
3,500 OSG Corporation 79,851
13,300 Panasonic Holdings Corporation 351,685
17,200 Penta-Ocean Construction
Company, Ltd. 160,096
161,400 Persol Holdings Company, Ltd. 267,605
18,100 PowerX, Inc.
a
175,398
8,800 Raito Kogyo Company, Ltd. 207,328
15,500 Rakus Company, Ltd. 104,680
47,100 Rakuten Group, Inc.
a
245,587
46,416 Recruit Holdings Company, Ltd. 3,670,616
21,600 Ricoh Company, Ltd. 211,960

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Japan 14.0%- continued
13,500 Rohto Pharmaceutical Company,
Ltd. $ 202,179
6,800 Rorze Corporation 163,764
20,700 Ryohin Keikaku Company, Ltd. 542,967
2,100 Ryoyo Ryosan Holdings, Inc. 38,367
23,800 San-in Godo Bank, Ltd. 344,938
11,400 Sanki Engineering Company, Ltd. 162,161
16,500 Sanrio Company, Ltd. 131,965
9,000 Sanyo Chemical Industries, Ltd. 272,410
117,900 SBI Holdings, Inc. 2,225,750
10,000 SCREEN Holdings Company, Ltd. 762,846
14,400 Secom Company, Ltd. 620,295
111,700 Seiko Epson Corporation 2,046,015
24,100 Sekisui Chemical Company, Ltd. 401,107
23,700 Sekisui House, Ltd. 518,847
900 Senshu Electric Company, Ltd. 34,110
10,100 Senshu Ikeda Holdings, Inc. 59,209
44,600 Seven Bank, Ltd. 89,037
12,800 Shimadzu Corporation 325,536
17,700 Shimizu Corporation 260,736
9,100 Shin-Etsu Chemical Company, Ltd. 324,416
6,800 ShinMaywa Industries, Ltd. 83,297
5,300 Shinnihon Corporation 69,869
8,000 Ship Healthcare Holdings, Inc. 128,160
11,800 Shizuoka Financial Group, Inc. 232,755
6,300 SHO-BOND Holdings Company,
Ltd. 52,143
600 SKY Perfect JSAT Corporation 7,815
6,700 Socionext, Inc. 78,665
1,240,700 SoftBank Corporation 1,741,419
75,700 SoftBank Group Corporation 2,357,866
53,300 Sojitz Corporation 1,780,780
48,400 Sompo Holdings, Inc. 2,148,797
104,900 Sony Financial Group, Inc. 101,699
141,500 Sony Group Corporation 3,306,696
73 SOSiLA Logistics REIT, Inc. 49,846
5,500 Stanley Electric Company, Ltd. 119,849
203 Star Asia Investment Corporation 68,182
11,200 Sumco Corporation 227,696
40,100 Sumitomo Chemical Company, Ltd. 129,756
107,200 Sumitomo Corporation 1,112,732
189,600 Sumitomo Electric Industries, Ltd. 2,509,374
30,400 Sumitomo Forestry Company, Ltd. 256,406
1,100 Sumitomo Heavy Industries, Ltd. 35,560
15,900 Sumitomo Metal Mining Company,
Ltd. 799,220
53,800 Sumitomo Mitsui Financial Group,
Inc. 2,311,729
109,200 Sumitomo Mitsui Trust Group, Inc. 1,122,869
6,600 Suzuken Company, Ltd./Aichi
Japan 210,560
300 SWCC Corporation 20,680
2,500 T. Hasegawa Company, Ltd. 50,763
5,100 Taikisha, Ltd. 133,644
5,600 Taisei Corporation 453,614
2,300 Taiyo Yuden Company, Ltd. 142,235
12,100 Takamatsu Construction Group
Company, Ltd. 281,969
9,800 Takeda Pharmaceutical Company,
Ltd. 336,489
2,000 THK Company, Ltd. 82,299
13,300 TISI, Inc. 318,859
40,800 Toagosei Company, Ltd. 456,088
11,100 Toda Corporation 103,046
33,900 Toho Bank, Ltd. 180,931
2,000 Toho Company, Ltd. 19,132
Shares Common Stock  93.2% Value
Japan 14.0%- continued
4,800 Toho Holdings Company, Ltd. $ 121,048
94,400 Tokai Tokyo Financial Holdings, Inc. 471,462
84,300 Tokio Marine Holdings, Inc. 4,296,467
37,700 Tokyo Electric Power Company
Holdings, Inc.
a
121,708
16,000 Tokyo Electron, Ltd. 5,349,397
4,700 Tokyo Kiraboshi Financial Group,
Inc. 49,412
500 Tokyo Seimitsu Company, Ltd. 52,064
2,700 Tokyo Steel Manufacturing
Company, Ltd. 29,963
26,400 Tokyu Construction Company, Ltd. 191,727
3,100 Tokyu Fudosan Holdings
Corporation 25,766
19,800 TOPPAN Holdings, Inc. 555,209
23,700 Tosoh Corporation 398,598
1,700 Totetsu Kogyo Company, Ltd. 44,291
3,000 Towa Corporation 48,657
10,300 Toyo Seikan Group Holdings, Ltd. 261,712
6,000 Toyoda Gosei Company, Ltd. 207,141
136,700 Toyota Motor Corporation 2,587,004
6,700 Toyota Tsusho Corporation 278,086
26,900 TS Tech Company, Ltd. 308,566
70,100 Tsubakimoto Chain Company 1,124,751
37,300 TV Asahi Holdings Corporation 731,202
13,500 Umios Corporation 110,626
7,300 Unicharm Corporation 46,304
10,100 USS Company, Ltd. 127,552
1,400 Wacoal Holdings Corporation 38,605
5,900 Wakita & Company, Ltd. 70,887
2,100 Yakult Honsha Company, Ltd. 37,165
125,400 Yamada Holdings Company, Ltd. 560,121
6,600 Yamato Holdings Company, Ltd. 85,649
20,100 Yamazen Corporation 222,674
24,400 Yokogawa Bridge Holdings
Corporation 451,442
5,100 Yonex Company, Ltd. 82,986
11,900 YUASA Company, Ltd. 431,647
18,700 Zenkoku Hosho Company, Ltd. 367,877
Total 156,214,782
Jersey 0.1%
43,792 International Workplace Group plc 116,793
103,498 Man Group plc 423,776
190,505 TP ICAP Group plc 879,866
13,063 Yellow Cake plc
a,b
96,832
Total 1,517,267
Kuwait 0.1%
323,045 Agility Public Warehousing
Company KSCC 153,120
298,733 Kuwait Finance House KSCP 757,853
94,467 Mobile Telecommunications
Company KSCP 182,456
Total 1,093,429
Luxembourg < 0.1%
39,171 Aroundtown SA 98,530
2,533 Befesa SA
b
102,147
15,138 d'Amico International Shipping SA 126,121
Total 326,798
Malaysia 0.5%
237,000 IHH Healthcare Bhd 484,563
140,700 Malayan Banking Bhd 375,105

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Malaysia 0.5%- continued
31,500 Malayan Cement Bhd $ 49,999
134,400 Press Metal Aluminium Holdings
Bhd 260,903
519,100 Public Bank Bhd 656,257
176,900 RHB Bank Bhd 369,999
841,800 SD Guthrie Bhd 1,353,389
320,300 Sime Darby Bhd 169,156
270,800 Sunway Construction Group Bhd 524,307
149,200 Telekom Malaysia Bhd 282,882
162,300 Tenaga Nasional Bhd 579,811
20,200 United Plantations Bhd 166,682
Total 5,273,053
Mexico 0.4%
27,370 America Movil SAB de CV ADR 693,829
23,200 Banco del Bajio SA
b
77,090
14,431 Cemex SAB de CV ADR 170,574
154,000 Fibra Uno Administracion SA de CV 277,510
3,436 Fomento Economico Mexicano SAB
de CV ADR 439,774
80,130 Grupo Financiero Banorte SAB de
CV ADR 923,650
96,000 Grupo Mexico SAB de CV 1,154,528
14,485 Industrias Penoles SAB de CV 666,020
72,600 Megacable Holdings SAB de CV 245,095
10,900 Regional SAB de CV 89,695
Total 4,737,765
Netherlands 3.6%
13,318 AerCap Holdings NV 2,009,686
1,963 Argo Properties NV
a
81,367
12,561 Ariston Holding NV 52,678
10,723 ASML Holding NV 17,670,917
10,014 Corbion NV 218,846
3,173 Eurocommercial Properties NV 102,638
1,085 EXOR NV 86,888
62,406 Ferrovial NV 4,087,968
1,210 Havas NV 25,910
5,113 Heineken Holding NV 430,136
4,089 Heineken NV 370,220
95,463 Koninklijke (Royal) KPN NV 450,761
145,126 Koninklijke Ahold Delhaize NV 5,750,215
46,358 Koninklijke BAM Groep NV 621,688
1,906 Koninklijke Heijmans NV 206,189
5,890 Koninklijke Vopak NV 333,431
18,274 MFE-MediaForEurope NV 55,539
1,182 NN Group NV 111,417
2,957 Pharvaris NV
a
96,457
59,520 Prosus NV 2,766,061
52,975 SBM Offshore NV 1,978,399
4,936 STMicroelectronics NV 263,673
2,217 Van Lanschot Kempen NV 166,608
21,176 Wereldhave NV 467,978
22,369 Wolters Kluwer NV 1,756,160
Total 40,161,830
New Zealand < 0.1%
54,147 Ryman Healthcare, Ltd.
a
68,336
Total 68,336
Norway 0.2%
4,588 Atea ASA 83,253
26,427 DNB Bank ASA 850,912
20,295 DNO International ASA 36,091
31,447 Elkem ASA
a,b
103,262
Shares Common Stock  93.2% Value
Norway 0.2%- continued
2,131 Nordic Semiconductor ASA
a
$ 36,005
11,039 SpareBank 1 SMN 228,999
14,743 Storebrand ASA 313,810
86,292 Var Energi ASA 433,532
963 Wilh Wilhelmsen Holding ASA 78,036
591 Yara International ASA 27,878
Total 2,191,778
Panama < 0.1%
52 Intercorp Financial Services, Inc. 3,032
Total 3,032
Philippines 0.1%
50,855 International Container Terminal
Services, Inc. 798,604
Total 798,604
Poland 0.3%
11,522 Bank Polska Kasa Opieki SA 759,470
2,653 Erste Bank Polska SA 523,054
28,800 Orlen SA 1,142,822
29,015 Powszechna Kasa Oszczednosci
Bank Polski SA 869,083
8,774 XTB SA
b
349,302
Total 3,643,731
Portugal 0.6%
62,683 CTT-Correios de Portugal SA 445,816
945,862 EDP SA 4,870,529
47,941 Galp Energia SGPS SA 1,088,769
20,976 REN - Redes Energeticas
Nacionais SGPS SA 83,502
156,624 Sonae SGPS SA 367,904
Total 6,856,520
Qatar 0.1%
151,732 Commercial Bank PSQC 171,404
239,490 Doha Bank QPSC 190,618
4,564 Qatar Islamic Bank QPSC 27,255
157,725 Qatar National Bank QPSC 718,487
Total 1,107,764
Russian Federation < 0.1%
89,225 Gazprom PJSC ADR
a,c
9
7,840 GMK Norilskiy Nickel PAO ADR
a,c,d
1
3,228 LUKOIL PJSC
a,c,e
0
3,189 Mechel PJSC ADR
a,c
0
234 Novatek PJSC GDR
a,c,d
0
3,610 Polyus PJSC
a,c,e
0
1 Polyus PJSC GDR
a,c,d
0
174,130 Sberbank of Russia PJSC
a,c,e
0
9,280 Sovcomflot PJSC
a,c,e
0
35,587 Surgutneftegas PAO ADR
a,c,d
4
Total 14
Saudi Arabia 0.7%
847 Al Babtain Power &
Telecommunication Company 11,931
73,511 Al Rajhi Bank 1,226,809
39,332 Alinma Bank 245,069
69,726 Arab National Bank 403,481
57,144 Arabian Centres Company
b
237,511
84,042 Banque Saudi Fransi 443,207

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Saudi Arabia 0.7%- continued
91,691 Mobile Telecommunications
Company Saudi Arabia $ 252,697
62,410 Riyad Bank 338,503
3,171 SABIC Agri-Nutrients Company 104,096
262,694 Saudi Arabian Oil Company
b
1,853,368
61,042 Saudi Awwal Bank 551,547
9,175 Saudi Basic Industries Corporation 121,498
96,504 Saudi Energy Company 436,651
9,443 Saudi Investment Bank 34,974
107,468 Saudi National Bank 1,124,590
45 Saudi Telecom Company 517
Total 7,386,449
Singapore 1.1%
101,100 AIMS APAC REIT 126,183
4,397 BW LPG, Ltd.
b
100,798
102,100 CapitaLand Ascott Trust 72,030
84,500 CapitaLand China Trust 43,487
366,000 CapitaLand Integrated Commercial
Trust 710,310
602 China Yuchai International, Ltd. 28,390
305,000 ComfortDelGro Corporation, Ltd. 318,805
91,000 Fortune Real Estate Investment
Trust 56,040
41,200 Frasers Centrepoint Trust 72,883
2,000 Haw Par Corporation, Ltd. 25,093
69,400 Hong Leong Asia, Ltd. 155,260
6,022 Kenon Holdings, Ltd. 410,599
205,400 Lendlease Global Commercial REIT 94,449
115,400 Mapletree Logistics Trust 111,482
14,600 Parkway Life REIT 48,042
112,500 Sasseur Real Estate Investment
Trust 60,529
348,100 Sembcorp Industries, Ltd. 1,497,209
10,500 Sheng Siong Group, Ltd. 27,327
119,900 Singapore Airlines, Ltd. 719,257
75,800 Singapore Airport Terminal
Services, Ltd. 279,468
215,900 Singapore Exchange, Ltd. 4,115,962
47,900 UMS Integration, Ltd. 85,053
352,600 United Overseas Land, Ltd. 2,720,777
55,300 Venture Corporation, Ltd. 689,026
4,600 Yangzijiang Shipbuilding Holdings,
Ltd. 14,041
112,200 Yanlord Land Group, Ltd. 59,936
Total 12,642,436
South Africa 0.8%
26,322 Absa Group, Ltd. 362,793
86,693 AECI, Ltd. 655,920
17,436 African Rainbow Minerals, Ltd. 178,716
4,336 Coronation Fund Managers, Ltd. 11,141
89,183 DataTec, Ltd. 458,135
11,578 Discovery, Ltd. 183,720
19,967 Exxaro Resources, Ltd. 246,233
107,936 FirstRand, Ltd. 645,519
31,652 Gold Fields, Ltd. ADR 1,026,158
19,367 Impala Platinum Holdings, Ltd. 211,220
40,398 Investec plc 353,569
44,931 Investec, Ltd. 390,098
37,462 Momentum Group, Ltd. 93,274
19,211 MTN Group, Ltd. 238,160
7,193 Naspers, Ltd. 377,939
22,634 Nedbank Group, Ltd. 383,105
249,836 Redefine Properties, Ltd. 98,747
Shares Common Stock  93.2% Value
South Africa 0.8%- continued
35,646 Sasol, Ltd.
a
$ 422,420
69,007 Standard Bank Group, Ltd. 1,374,070
9,146 Valterra Platinum, Ltd. 684,859
286,275 Vukile Property Fund, Ltd. 438,047
Total 8,833,843
South Korea 5.7%
22,129 BNK Financial Group, Inc. 231,929
4,644 Celltrion, Inc. 598,481
1,614 CJ Corporation 144,766
3,098 Doosan Bobcat, Inc. 127,534
12,287 GS Holdings Corporation 760,183
17,018 Hana Financial Group, Inc. 1,471,021
4,916 Hankook Tire & Technology
Company, Ltd. 229,014
7,826 Hanwha Corporation
c
454,652
12,606 Hanwha Machinery & Service
Holdings Company, Ltd.
a,c
147,255
34,744 HMM Company, Ltd. 506,260
2,808 Hyundai Department Store
Company, Ltd. 229,377
1,819 Hyundai Elevator Company, Ltd. 85,128
5,599 Hyundai Marine & Fire Insurance
Company, Ltd.
a
148,932
1,272 Hyundai Mobis Company, Ltd. 411,372
2,853 Hyundai Motor Company 755,923
45,563 iM Financial Group Company, Ltd. 534,232
12,392 KB Financial Group, Inc. 1,450,321
438 KCC Corporation 115,297
5,687 Kia Corporation 512,741
47,536 Korean Air Lines Company, Ltd. 842,144
15,170 Korean Reinsurance Company 145,753
6,796 KT&G Corporation 845,684
1,761 LG Chem, Ltd. 311,905
9,525 LG Corporation 660,385
55,623 LG Uplus Corporation 570,333
4,692 Lotte Corporation 73,437
6,645 LX International Corporation 173,358
4,593 Misto Holdings Corporation 144,119
5,129 NAVER Corporation 734,271
2,881 POSCO Holdings, Inc. 622,073
4,297 Samsung C&T Corporation 1,001,041
1,372 Samsung Electro-Mechanics
Company, Ltd. 1,048,410
139,067 Samsung Electronics Company,
Ltd. 24,205,282
514 Samsung Fire & Marine Insurance
Company, Ltd. 222,460
15,258 SD Biosensor, Inc. 67,587
20,021 Shinhan Financial Group Company,
Ltd. 1,389,857
1,657 Shinsegae, Inc. 479,439
16,494 SK Hynix, Inc. 18,731,505
1,108 SK Square Company, Ltd. 761,876
2,764 SK, Inc. 1,032,620
31,302 Woori Financial Group, Inc. 724,621
882 Youngone Holdings Company, Ltd. 117,485
Total 63,820,063
Spain 2.7%
7,799 ACS Actividades de Construccion y
Servicios SA 994,146
71,408 Aena SME SA
b
2,201,357
5,787 Amadeus IT Holding SA 357,156

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Spain 2.7%- continued
159,185 Banco Bilbao Vizcaya Argentaria
SA $ 4,462,259
1,128,525 Banco de Sabadell SA 4,332,663
538,477 Banco Santander SA 7,658,366
23,097 Colonial SFL Socimi SA 147,842
6,330 Construcciones y Auxiliar de
Ferrocarriles SA 500,587
78,032 Iberdrola SA 1,853,541
20,027 International Consolidated Airlines
Group SA 116,987
366 Laboratorios Farmaceuticos ROVI
SA 24,711
4,443 Let's GOWEX SA
a,c,f
1
53,428 Logista Integral SA 2,279,325
98,167 Mapfre SA 501,969
7,089 Melia Hotels International SA 84,577
24,232 Merlin Properties Socimi SA 421,155
69,705 Naturgy Energy Group SA 2,325,349
5,362 Neinor Homes SA
b
98,197
1,077 Pharma Mar SA 98,213
23,633 Repsol SA 721,303
80,341 Sacyr SA 436,742
1,138 Vidrala SA 115,098
Total 29,731,544
Supranational < 0.1%
2,894 Unibail-Rodamco-Westfield 352,600
Total 352,600
Sweden 2.0%
34,990 AB Industrivarden, Class A 2,017,631
32,409 AcadeMedia AB
b
339,671
13,508 Addnode Group AB 54,418
12,844 Ambea AB
b
194,688
49,274 Arjo AB 140,157
51,843 Assa Abloy AB 1,923,675
27,462 Attendo AB
b
315,863
18,382 Avanza Bank Holding AB 754,325
10,977 Betsson AB 106,096
3,571 BioArctic AB
b
121,926
1,419 Catena AB 58,952
2,923 Cloetta AB 17,552
30,937 Dios Fastigheter AB 213,818
14,171 Epiroc AB, Class A 363,297
11,063 Fabege AB 86,764
7,219 Granges AB 135,956
3,549 Hacksaw AB 27,404
21,372 Hexpol AB 198,930
3,495 Hufvudstaden AB 44,506
7,176 Intea Fastigheter AB 55,453
163,951 Intrum AB
a
55,184
187,309 Investor AB, Class B 8,091,351
19,450 Kinnevik AB
a
107,326
9,689 Loomis AB 534,683
2,249 Mildef Group AB 51,158
3,159 NCAB Group AB 22,825
7,452 NCC AB 133,021
9,914 NOBA Bank Group AB 86,784
5,733 Norion Bank AB
a
35,241
18,560 Peab AB 183,845
95,989 Sandvik AB 3,589,483
81,244 Sinch AB
a,b
343,602
10,890 Synsam AB 64,832
25,896 Tele2 AB 448,625
126,557 Telefonaktiebolaget LM Ericsson 1,244,901
Shares Common Stock  93.2% Value
Sweden 2.0%- continued
2,536 Vitec Software Group AB $ 61,361
Total 22,225,304
Switzerland 4.6%
97,632 ABB, Ltd. 9,632,270
3,100 Accelleron Industries AG 280,663
9,404 Adecco Group AG 262,854
657 Allreal Holding AG 171,864
11,488 Avolta AG 689,674
8,000 BeOne Medicines, Ltd.
a
197,760
492 Bucher Industries AG 193,303
21 Burckhardt Compression Holding
AG 12,588
468 DKSH Holding AG 38,851
257 EFG International AG 5,113
17,606 Galderma Group AG 3,831,268
10,523 Galenica AG
b
1,117,876
1,500 Huber+Suhner AG 353,574
828 INFICON Holding AG 167,046
3,426 Julius Baer Group, Ltd. 301,216
291 Logitech International SA 29,720
195 Mobimo Holding AG 84,355
27,174 Nestle SA 2,716,070
67,424 Novartis AG 10,544,567
2,882 PSP Swiss Property AG 519,959
19,890 Roche Holding AG 8,693,770
1,729 Roche Holding AG, Bearer Shares 766,459
571 Swiss Life Holding AG 673,779
570 Swisscom AG 438,014
2,437 Temenos AG 202,721
120,281 UBS Group AG 6,357,771
4,785 Zurich Insurance Group AG 3,644,870
Total 51,927,975
Taiwan 8.1%
15,000 Accton Technology Corporation 972,255
3,000 Acter Group Corporation, Ltd. 84,414
37,551 ASE Technology Holding Company,
Ltd. ADR 1,320,669
4,000 Asia Vital Components Company,
Ltd. 281,311
100 ASPEED Technology, Inc. 43,674
574,000 Cathay Financial Holding
Company, Ltd. 1,786,449
1,053 ChipMOS Technologies, Inc. ADR 49,912
8,000 Chroma ATE, Inc. 502,609
16,097 Chunghwa Telecom Company, Ltd.
ADR 685,893
986 Compeq Manufacturing Company,
Ltd. 5,045
1,455,000 CTBC Financial Holding Company,
Ltd. 2,904,086
78,000 CTCI Corporation
a
84,404
61,000 Delta Electronics, Inc. 3,001,054
7,000 Elite Material Company, Ltd. 1,004,869
14,000 Ennoconn Corporation 174,209
176,000 Far EasTone Telecommunications
Company, Ltd. 571,345
144,000 Feng Hsin Steel Company, Ltd. 289,404
509,000 Fubon Financial Holding Company,
Ltd. 2,028,859
472,000 Hon Hai Precision Industry
Company, Ltd. 3,604,668
497,000 Innolux Corporation 682,060

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
Taiwan 8.1%- continued
1,377,000 KGI Financial Holding Company,
Ltd. $ 1,300,964
3,000 King Slide Works Company, Ltd. 718,865
38,000 L&K Engineering Company, Ltd. 817,740
37,000 MediaTek, Inc. 3,941,526
49,000 Nan Ya Plastics Corporation 232,815
91,000 Sigurd Microelectronics
Corporation 517,053
51,000 Simplo Technology Company, Ltd. 551,194
8,000 Sinbon Electronics Company, Ltd. 72,386
70,380 SinoPac Financial Holdings
Company, Ltd. 87,774
28,000 Sitronix Technology Corporation 227,515
586,000 Synnex Technology International
Corporation 1,680,671
165,000 Taiwan Mobile Company, Ltd. 573,050
685,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 50,712,073
75,762 Topco Scientific Company, Ltd. 1,156,427
18,000 Transcend Information, Inc. 159,857
26,000 Tripod Technology Corporation 291,929
442,380 TS Financial Holding Company,
Ltd. 487,107
203,000 Tung Ho Steel Enterprise
Corporation 466,823
315,000 United Microelectronics
Corporation 1,178,446
185,000 Wah Lee Industrial Corporation 637,359
69,000 WNC Corporation/Taiwan 462,449
407,000 WPG Holdings, Ltd.
a
1,395,396
61,000 Yageo Corporation 918,130
775,000 Yuanta Financial Holding Company,
Ltd. 1,616,796
Total 90,281,534
Thailand 1.1%
103,200 Advanced Info Service PCL NVDR 1,172,237
288,500 Central Pattana PCL NVDR 593,658
216,200 Kasikornbank PCL NVDR 1,577,413
565,200 Kiatnakin Phatra Bank PCL NVDR 1,871,971
1,317,200 Krung Thai Bank PCL NVDR 1,740,017
229,300 PTT Exploration and Production
PCL NVDR 1,026,936
767,800 PTT PCL NVDR 885,096
102,500 SCB X PCL NVDR 468,767
364,700 Thaifoods Group PCL NVDR 106,842
237,700 Thanachart Capital PCL NVDR 554,766
129,200 TISCO Financial Group PCL NVDR
c
496,529
16,114,400 TMBThanachart Bank PCL NVDR 1,472,877
Total 11,967,109
Turkey 0.2%
1,069,475 Anadolu Efes Biracilik ve Malt
Sanayii AS 491,831
172,145 Dogan Sirketler Grubu Holding AS 75,707
421,851 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 158,877
124,512 Enerjisa Enerji AS
b
285,208
13,849 Migros Ticaret AS 182,155
183,109 Sok Marketler Ticaret AS
a
196,469
83,651 Turkiye Petrol Rafinerileri AS 521,070
1,242,624 Turkiye Sigorta AS 164,438
Total 2,075,755
Shares Common Stock  93.2% Value
United Arab Emirates 0.5%
52,228 Abu Dhabi Commercial Bank PJSC $ 212,787
675,306 Deyaar Development PJSC 132,894
159,099 Dubai Electricity & Water Authority
PJSC 118,666
211,966 Emaar Development PJSC 745,942
305,917 Emaar Properties PJSC 913,031
106,436 Emirates NBD Bank PJSC 874,180
77,449 Emirates Telecommunications
Group Company PJSC 428,990
238,933 First Abu Dhabi Bank PJSC 1,258,445
10,524 Orascom Construction plc 147,209
162,098 Sharjah Islamic Bank 127,744
Total 4,959,888
United Kingdom 8.0%
46,741 AJ Bell plc 369,612
17,227 Alfa Financial Software Holdings
plc
b
38,180
16,874 AngloGold Ashanti plc 1,276,060
32,650 AstraZeneca plc 5,554,083
24,342 Autotrader Group plc
b
171,883
239,006 Balfour Beatty plc 2,786,260
899,596 Barclays plc 6,183,383
5,239 Bellway plc 140,369
7,518 Berkeley Group Holdings plc
a
355,094
10,292 Big Yellow Group plc 123,219
373,444 BP plc 2,805,736
5,822 British American Tobacco plc 353,167
66,105 British Land Company plc 395,282
754 Clarkson plc 48,066
1,456 Computacenter plc 90,227
10,754 Convatec Group plc
b
32,495
6,741 Cranswick plc 486,056
68,835 Currys plc 155,840
36,811 Diploma plc 3,645,486
4,265 Endeavour Mining plc 203,463
52,744 Evraz plc
a,c
7
4,967 Games Workshop Group plc 1,280,399
25,170 GB Group plc 74,933
1,661 Georgia Capital plc
a
88,813
25,077 Great Portland Estates plc 118,375
295,774 GSK plc 7,690,943
164,287 Haleon plc 804,274
10,921 Halma plc 521,773
69,258 Harbour Energy plc 224,665
3,936 Hikma Pharmaceuticals plc 84,025
38,909 Howden Joinery Group plc 414,597
183,976 HSBC Holdings plc 3,917,812
7,687 ICG plc 196,263
81,590 IG Group Holdings plc 1,605,453
32,065 IMI plc 1,274,211
79,326 Imperial Brands plc 3,010,481
9,982 IntegraFin Holdings plc 49,575
80,458 ITV plc 80,664
438 Johnson Matthey plc 11,832
70,451 Johnson Service Group plc 142,805
25,198 Jupiter Fund Management plc 53,494
10,408 Keller Group plc 424,187
87,533 Kier Group plc 285,088
212,695 Kingfisher plc 887,348
1,288 Lion Finance Group plc 202,320
1,924,498 Lloyds TSB Group plc 2,974,527
32,700 Molten Ventures plc
a
269,780
21,213 MONY Group plc 56,422
17,722 Morgan Sindall Group plc 1,058,094

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  93.2% Value
United Kingdom 8.0%- continued
7,349 MP Evans Group plc $ 161,048
807,352 NatWest Group plc 7,615,427
17,925 Next plc 3,589,614
68,921 Ocado Group plc
a
196,997
27,465 OSB Group plc 206,755
23,390 Paragon Banking Group plc 265,026
21,974 Pennon Group plc 136,877
12,776 Persimmon plc 191,769
17,392 Polar Capital Holdings plc 180,722
2,990 Rathbones Group plc 67,216
5,377 Reckitt Benckiser Group plc 379,493
8,068 Renew Holdings plc 98,544
1,740 Renishaw plc 116,034
144,522 Rightmove plc 906,082
14,477 Rio Tinto plc 1,406,720
12,365 Serica Energy plc 39,210
54,861 Shaftesbury Capital plc 106,324
53,006 Shawbrook Group plc
a,b
234,319
221,196 Shell plc 10,124,483
14,965 Smith & Nephew plc 234,096
8,436 Smiths Group plc 301,245
4,886 St. James's Place plc 69,424
37,637 Standard Chartered plc 1,112,832
2,760 Standard Life plc 34,393
3,314 TBC Bank Group plc 215,203
665,342 Tesco plc 4,379,371
1,670 TORM plc 50,986
86,050 Tritax Big Box REIT plc 197,838
54,625 Unilever plc 3,475,644
17,509 Vistry Group plc
a
69,307
17,292 Volex plc 119,165
47,733 Zigup plc 297,535
Total 89,596,820
United States 0.1%
1,297 Southern Copper Corporation 236,975
12,896 Yum China Holding, Inc. 621,329
Total 858,304
Virgin Islands, British < –%
2,348 VK IPJSC GDR
a,c,d
0
Total 0
Total Common Stock
(cost $834,691,113) 1,041,895,908
Shares Preferred Stock 0.6%
Brazil 0.3%
4,261 Axia Energia SA, Class C ADR
a
43,548
38,300 Bradespar SA 165,843
211,751 Companhia de Saneamento do
Parana 297,002
132,800 Companhia de Saneamento do
Parana, Units 952,548
244,534 Itausa SA 669,084
129,590 Petroleo Brasileiro SA 1,110,264
Total 3,238,289
Germany < 0.1%
856 Draegerwerk AG & Company KGaA 108,527
1,822 Porsche Automobil Holding SE 60,474
Total 169,001
Shares Preferred Stock  0.6% Value
Russian Federation < 0.1%
404,300 Surgutneftegas PAO
a,c,e
$ 1
9,000 Transneft PJSC
a,c,e
0
Total 1
South Korea 0.3%
28,622 Samsung Electronics Company,
Ltd. 3,596,783
Total 3,596,783
Total Preferred Stock
(cost $5,870,052) 7,004,074
Shares or
Principal
Amount Short-Term Investments 5.4%
Federal Home Loan Bank Discount
Notes
200,000 3.610%,  8/3/2026
g,h
199,940
300,000 3.615%,  8/21/2026
g,h
299,371
1,100,000 3.620%,  8/26/2026
g,h
1,097,144
400,000 3.633%,  9/4/2026
g,h
398,581
200,000 3.640%,  9/11/2026
g,h
199,148
200,000 3.693%,  9/18/2026
g,h
199,006
400,000 3.710%,  10/16/2026
g,h
396,847
500,000 3.760%,  10/21/2026
g,h
495,803
1,000,000 3.700%,  10/26/2026
g,h
991,095
Federal Home Loan Mortgage
Corporation Discount Notes
500,000 3.695%,  10/14/2026
g,h
496,162
State Street Institutional U.S.
Government Money Market Fund
11,400,439 3.619%
g
11,400,439
Thrivent Core Short-Term Reserve
Fund
4,420,387 3.970% 44,203,871
Total Short-Term Investments
(cost $60,377,717) 60,377,407
Total Investments (cost
$900,938,882) 99.2% $1,109,277,389
Other Assets and Liabilities,
Net 0.8% 9,414,089
Total Net Assets 100.0% $1,118,691,478
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $16,983,730 or 1.5% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g The interest rate shown reflects the yield.

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SDR - Singapore Depository Receipt

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 47,620,586 5,615,303 42,005,282 1
Consumer Discretionary 56,951,918 6,129,028 50,822,890 –
Consumer Staples @ 42,486,341 13,442,230 29,044,111 0
Energy @ 65,339,171 20,170,132 45,169,026 13
Financials @ 287,211,293 49,668,648 237,046,116 496,529
Health Care 66,766,166 447,895 66,318,271 –
Industrials 150,712,234 10,963,444 139,146,883 601,907
Information Technology 200,006,590 10,786,738 189,219,852 –
Materials @ 77,269,528 22,172,254 55,097,266 8
Real Estate 20,696,892 1,129,840 19,567,052 –
Utilities 26,835,189 6,282,280 20,552,909 –
Preferred Stock
Consumer Discretionary 60,474 – 60,474 –
Energy @ 1,110,265 1,110,264 – 1
Financials 669,084 669,084 – –
Health Care 108,527 – 108,527 –
Information Technology 3,596,783 – 3,596,783 –
Materials 165,843 165,843 – –
Utilities 1,293,098 1,293,098 – –
Short-Term Investments 16,173,536 11,400,439 4,773,097 –
Subtotal Investments in Securities $1,065,073,518 $161,446,520 $902,528,539 $1,098,459
Other Investments  * Total
Affiliated Short-Term Investments 44,203,871
Subtotal Other Investments $44,203,871
Total Investments at Value $1,109,277,389
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of July 31, 2026, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 473,857 473,857 – –
Total Asset Derivatives $473,857 $473,857 $– $–
Liability Derivatives
Futures Contracts 1,622,087 1,622,087 – –
Total Liability Derivatives $1,622,087 $1,622,087 $– $–

International Equity Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Equity Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling $4,773,097 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 451 September 2026 $ 71,287,008 $ 473,857
ICE US mini MSCI Emerging Markets Index 335 September 2026 29,130,612 (1,622,087)
Total Futures Long Contracts $ 100,417,620 ( $ 1,148,230)
Total Futures Contracts $ 100,417,620 ($1,148,230)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $64,204 $– $20,000 $44,204 4,420 4.0%
Total Affiliated Short-Term Investments 64,204 44,204 4.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 531 531 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $64,204 $44,204
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $– $– $– $1,588
Total Income/Non Cash Income from Affiliated Investments $1,588
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.0% Value
Communications Services 15.1%
668,068 Alphabet, Inc., Class A $ 237,919,057
563,920 Alphabet, Inc., Class C 201,122,068
304,425 Meta Platforms, Inc. 169,476,442
886,874 Netflix, Inc.
a
63,597,734
7,157 Space Exploration Technologies
Corporation
a,b
775,604
Total 672,890,905
Consumer Discretionary 13.0%
1,407,861 Amazon.com, Inc.
a
382,346,891
143,625 Hilton Worldwide Holdings, Inc. 46,030,376
166,720 Home Depot, Inc. 55,344,371
305,747 Tesla, Inc.
a
95,151,524
Total 578,873,162
Consumer Staples 2.7%
545,171 British American Tobacco plc ADR 33,064,621
795,609 Walmart, Inc. 88,471,721
Total 121,536,342
Energy 0.6%
220,935 ConocoPhillips 26,618,249
Total 26,618,249
Financials 7.5%
151,685 American Express Company 51,004,081
245,909 JPMorgan Chase & Company 86,508,327
188,460 Morgan Stanley 39,655,753
309,879 Robinhood Markets, Inc.
a
26,823,126
359,451 Visa, Inc. 131,605,795
Total 335,597,082
Health Care 5.6%
141,050 Amgen, Inc. 54,326,818
236,378 Danaher Corporation 46,088,982
94,859 Eli Lilly & Company 108,977,814
116,678 Intuitive Surgical, Inc.
a
41,225,838
Total 250,619,452
Industrials 10.5%
75,025 Caterpillar, Inc. 61,131,120
137,973 Eaton Corporation plc 57,286,390
53,143 EMCOR Group, Inc. 42,377,822
1,360,766 Fastenal Company 64,922,146
62,073 GE Vernova, Inc. 61,470,271
209,709 General Electric Company 75,509,920
60,618 Parker-Hannifin Corporation 59,195,295
652,316 Uber Technologies, Inc.
a
45,896,954
Total 467,789,918
Information Technology 43.0%
230,462 Advanced Micro Devices, Inc.
a
109,734,481
440,604 Amphenol Corporation 70,805,063
938,640 Apple, Inc. 289,955,282
447,419 Arista Networks, Inc.
a
80,692,017
507,484 Broadcom, Inc. 197,553,372
160,036 Cadence Design Systems, Inc.
a
54,415,441
352,312 Lam Research Corporation 103,234,462
85,857 Micron Technology, Inc. 70,662,887
602,494 Microsoft Corporation 279,991,012
2,423,971 NVIDIA Corporation 486,612,178
501,389 Palantir Technologies, Inc.
a
61,700,930
307,519 ServiceNow, Inc.
a
34,205,338
Shares Common Stock  98.0% Value
Information Technology 43.0% - continued
194,269 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 78,533,243
Total 1,918,095,706
Total Common Stock
(cost $2,376,910,109) 4,372,020,816
Shares
Collateral Held for Securities
Loaned < 0.1% Value
801,500 Thrivent Cash Management Trust 801,500
Total Collateral Held for
Securities Loaned
(cost $801,500) 801,500
Shares or
Principal
Amount Short-Term Investments 2.0% Value
State Street Institutional U.S.
Government Money Market
Fund
90,322,432 3.619%
c
90,322,433
Total Short-Term Investments
(cost $90,322,432) 90,322,433
Total Investments (cost
$2,468,034,041) 100.0% $4,463,144,749
Other Assets and Liabilities, Net
<0.1% 1,593,002
Total Net Assets 100.0% $4,464,737,751
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Large Cap Growth Fund as of July
31, 2026:
Securities Lending Transactions
Common Stock $ 758,590
Total lending $758,590
Gross amount payable upon return of
collateral for securities loaned $801,500
Net amounts due to counterparty $42,910
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Large Cap Growth Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 672,890,905 672,890,905 – –
Consumer Discretionary 578,873,162 578,873,162 – –
Consumer Staples 121,536,342 121,536,342 – –
Energy 26,618,249 26,618,249 – –
Financials 335,597,082 335,597,082 – –
Health Care 250,619,452 250,619,452 – –
Industrials 467,789,918 467,789,918 – –
Information Technology 1,918,095,706 1,918,095,706 – –
Short-Term Investments 90,322,433 90,322,433 – –
Subtotal Investments in Securities $4,462,343,249 $4,462,343,249 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 801,500
Subtotal Other Investments $801,500
Total Investments at Value $4,463,144,749
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $69,933 $69,131 $802 802 <0.1%
Total Collateral Held for Securities Loaned – 802 <0.1
Total Value $– $802
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Large Cap Value Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.8% Value
Communications Services 5.8%
267,583 Alphabet, Inc., Class C $ 95,433,477
861,802 Comcast Corporation 20,648,776
49,058 Meta Platforms, Inc. 27,311,079
886,355 Universal Music Group NV 14,624,466
1,053,832 Warner Brothers Discovery, Inc.
a
27,715,782
1,172,736 Warner Music Group Corporation 30,444,226
Total 216,177,806
Consumer Discretionary 6.3%
332,126 Amazon.com, Inc.
a
90,198,779
327,603 Aptiv plc
a
18,499,741
180,534 D.R. Horton, Inc. 25,827,194
215,776 Lowe's Companies, Inc. 44,840,411
1,101,459 Sony Group Corporation ADR 25,619,936
395,597 Wyndham Hotels & Resorts, Inc. 29,614,392
Total 234,600,453
Consumer Staples 4.6%
1,337,423 Keurig Dr Pepper, Inc. 41,620,604
169,317 PepsiCo, Inc. 23,629,881
658,135 Sysco Corporation 56,099,427
813,922 Unilever plc ADR 51,610,794
Total 172,960,706
Energy 8.8%
382,097 ConocoPhillips 46,035,047
955,749 Devon Energy Corporation 43,132,952
1,406,072 Enterprise Products Partners, LP 53,501,040
717,793 ExxonMobil Holdings Corporation 111,573,744
1,003,837 Halliburton Company 32,373,743
132,175 Marathon Petroleum Corporation 41,829,422
Total 328,445,948
Financials 19.7%
89,766 Allstate Corporation 23,705,405
460,524 American International Group, Inc. 36,187,976
1,624,111 Bank of America Corporation 100,613,677
325,336 Bank of New York Mellon
Corporation 50,859,777
78,739 Berkshire Hathaway, Inc.
a
40,278,148
319,696 Capital One Financial Corporation 66,819,661
467,058 Charles Schwab Corporation 49,153,184
96,288 Chubb, Ltd. 33,766,276
1,128,758 Huntington Bancshares, Inc./OH 19,234,036
209,955 Intercontinental Exchange, Inc. 32,013,938
221,472 JPMorgan Chase & Company 77,911,635
380,450 MetLife, Inc. 36,572,659
325,168 Morgan Stanley 68,421,851
1,124,701 Wells Fargo & Company 97,230,401
Total 732,768,624
Health Care 13.3%
303,599 Bristol-Myers Squibb Company 19,828,051
68,904 Cencora, Inc. 21,452,571
193,208 Cigna Group 53,914,692
248,713 Gilead Sciences, Inc. 32,384,920
219,544 ICON plc
a
35,909,714
299,148 Johnson & Johnson 76,686,590
198,840 Labcorp Holdings, Inc. 61,481,328
672,842 Merck & Company, Inc. 87,604,028
38,722 Regeneron Pharmaceuticals, Inc. 29,530,559
98,973 UnitedHealth Group, Inc. 41,014,411
Shares Common Stock  98.8% Value
Health Care 13.3% - continued
400,649 Zimmer Biomet Holdings, Inc. $ 37,632,961
Total 497,439,825
Industrials 12.1%
642,939 Amentum Holdings, Inc.
a
14,273,246
4,439,172 CNH Industrial NV 45,501,513
1,220,972 CSX Corporation 61,536,989
518,668 Delta Air Lines, Inc. 45,352,330
557,655 Flowserve Corporation 42,376,203
115,672 General Dynamics Corporation 44,350,958
352,029 Hexcel Corporation 36,241,386
152,964 Honeywell Aerospace, Inc.
a
31,623,777
117,227 Honeywell International, Inc. 28,492,022
186,218 Jacobs Solutions, Inc. 25,126,395
136,732 JB Hunt Transport Services, Inc. 37,156,921
135,131 L3Harris Technologies, Inc. 37,439,395
Total 449,471,135
Information Technology 14.1%
98,825 Applied Materials, Inc. 50,170,488
866,631 Cisco Systems, Inc. 100,520,530
82,179 International Business Machines
Corporation 18,379,333
286,260 Microsoft Corporation 133,030,747
338,251 Qualcomm, Inc. 49,929,230
594,422 Samsung Electronics Company,
Ltd. 103,462,018
281,830 TD SYNNEX Corporation 72,063,931
Total 527,556,277
Materials 4.6%
332,969 CF Industries Holdings, Inc. 41,684,389
283,754 Crown Holdings, Inc. 33,440,409
168,330 Eastman Chemical Company 11,774,683
390,349 International Paper Company 15,937,950
220,893 Nucor Corporation 56,833,560
212,183 Solstice Advanced Materials, Inc. 12,767,051
Total 172,438,042
Real Estate 3.3%
136,301 AvalonBay Communities, Inc. 25,298,829
214,844 CBRE Group, Inc.
a
31,541,248
532,462 Crown Castle, Inc. 40,626,850
1,209,608 Healthcare Realty Trust, Inc. 25,413,864
Total 122,880,791
Utilities 6.2%
211,254 Constellation Energy Corporation 55,506,988
413,392 Duke Energy Corporation 51,851,758
565,282 Entergy Corporation 60,835,649
315,866 Evergy, Inc. 26,220,037
244,451 Vistra Energy Corporation 36,225,194
Total 230,639,626
Total Common Stock
(cost $2,463,847,547) 3,685,379,233

Large Cap Value Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 1.1% Value
State Street Institutional U.S.
Government Money Market
Fund
38,959,562 3.619%
b
$ 38,959,562
Total Short-Term Investments
(cost $38,959,562) 38,959,562
Total Investments (cost
$2,502,807,109) 99.9% $3,724,338,795
Other Assets and Liabilities, Net
0.1% 4,162,214
Total Net Assets 100.0% $3,728,501,009
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 216,177,806 201,553,340 14,624,466 –
Consumer Discretionary 234,600,453 234,600,453 – –
Consumer Staples 172,960,706 172,960,706 – –
Energy 328,445,948 328,445,948 – –
Financials 732,768,624 732,768,624 – –
Health Care 497,439,825 497,439,825 – –
Industrials 449,471,135 449,471,135 – –
Information Technology 527,556,277 424,094,259 103,462,018 –
Materials 172,438,042 172,438,042 – –
Real Estate 122,880,791 122,880,791 – –
Utilities 230,639,626 230,639,626 – –
Short-Term Investments 38,959,562 38,959,562 – –
Subtotal Investments in Securities $3,724,338,795 $3,606,252,311 $118,086,484 $–
Total Investments at Value $3,724,338,795
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $12,943 $153,141 $166,084 $– – –%
Total Collateral Held for Securities Loaned 12,943 – –
Total Value $12,943 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $19
Total Affiliated Income from Securities Loaned, Net $19
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.3% Value
Communications Services 1.8%
1,656 Reddit, Inc.
a
$ 232,950
709 Spotify Technology SA
a
354,457
Total 587,407
Consumer Discretionary 15.1%
1,663 DoorDash, Inc.
a
326,214
1,247 Garmin, Ltd. 366,344
2,284 Hilton Worldwide Holdings, Inc. 731,999
1,382 Installed Building Products, Inc. 308,103
15,443 Levi Strauss & Company 378,662
10,340 Life Time Group Holdings, Inc.
a
466,334
1,816 Ross Stores, Inc. 455,943
3,784 SharkNinja, Inc.
a
612,138
2,573 Texas Roadhouse, Inc. 528,597
4,034 Viking Holdings, Ltd.
a
420,948
3,853 Wynn Resorts, Ltd. 382,641
Total 4,977,923
Consumer Staples 2.8%
645 Casey's General Stores, Inc. 561,795
5,000 Turning Point Brands, Inc. 373,050
Total 934,845
Energy 1.8%
933 Cheniere Energy, Inc. 245,911
4,812 TechnipFMC plc 344,828
Total 590,739
Financials 7.2%
771 Ameriprise Financial, Inc. 420,843
4,727 Arch Capital Group, Ltd.
a
475,205
2,172 East West Bancorp, Inc. 284,532
3,038 Intercontinental Exchange, Inc. 463,234
3,899 Nasdaq, Inc. 367,247
4,069 Robinhood Markets, Inc.
a
352,213
Total 2,363,274
Health Care 11.4%
488 Argenx SE ADR
a
416,664
2,173 Cencora, Inc. 676,542
1,220 Guardant Health, Inc.
a
197,628
997 IDEXX Laboratories, Inc.
a
557,393
1,676 Natera, Inc.
a
448,766
2,486 Repligen Corporation
a
350,551
4,817 Royalty Pharma plc 281,457
591 United Therapeutics Corporation
a
305,966
1,529 West Pharmaceutical Services,
Inc. 521,328
Total 3,756,295
Industrials 27.0%
3,551 AAON, Inc. 316,252
3,582 Advanced Drainage Systems, Inc. 496,035
878 Axon Enterprise, Inc.
a
463,373
1,584 Clean Harbors, Inc.
a
495,602
2,241 Crane Company 478,364
496 Curtiss-Wright Corporation 359,104
905 EMCOR Group, Inc. 721,674
10,846 Fastenal Company 517,463
1,577 FTAI Aviation, Ltd. 324,862
2,581 Howmet Aerospace, Inc. 728,513
1,926 Lincoln Electric Holdings, Inc. 503,283
2,958 Mercury Systems, Inc.
a
287,222
2,133 nVent Electric plc 328,119
Shares Common Stock  97.3% Value
Industrials 27.0% - continued
2,080 Old Dominion Freight Line, Inc. $ 441,251
835 Quanta Services, Inc. 557,246
679 RBC Bearings, Inc.
a
374,339
1,070 Rockwell Automation, Inc. 513,686
2,164 Verisk Analytics, Inc. 421,655
2,343 Vertiv Holdings Company 565,999
Total 8,894,042
Information Technology 25.9%
2,465 Amphenol Corporation 396,126
2,494 Arista Networks, Inc.
a
449,793
739 Celestica, Inc.
a
244,934
2,349 Cloudflare, Inc.
a
655,324
3,831 Cognex Corporation 249,934
1,094 Coherent Corporation
a
287,602
1,799 Datadog, Inc.
a
482,078
3,045 Guidewire Software, Inc.
a
462,657
7,037 JFrog, Ltd.
a
561,482
3,507 Lattice Semiconductor
Corporation
a
435,815
596 Littelfuse, Inc. 263,509
1,293 MACOM Technology Solutions
Holdings, Inc.
a
325,112
2,409 Manhattan Associates, Inc.
a
460,986
1,362 MKS, Inc. 405,127
725 Monolithic Power Systems, Inc. 1,033,872
2,402 Rambus, Inc.
a
218,654
528 SiTime Corporation
a
282,586
2,299 Snowflake, Inc.
a
674,251
999 Synopsys, Inc.
a
388,371
510 Western Digital Corporation 277,868
Total 8,556,081
Materials 1.2%
763 Martin Marietta Materials, Inc. 400,682
Total 400,682
Real Estate 1.5%
3,433 CBRE Group, Inc.
a
503,999
Total 503,999
Utilities 1.6%
3,488 Vistra Energy Corporation 516,887
Total 516,887
Total Common Stock
(cost $24,466,472) 32,082,174
Shares
Registered Investment
Companies   0.8% Value
U.S. Unaffiliated   0.8%
1,850 State Street SPDR S&P Biotech
ETF 271,968
Total 271,968
Total Registered Investment
Companies (cost $168,488) 271,968

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.1% Value
State Street Institutional U.S.
Government Money Market
Fund
699,650 3.619%
b
$ 699,650
Total Short-Term Investments
(cost $699,650) 699,650
Total Investments (cost
$25,334,610) 100.2% $33,053,792
Other Assets and Liabilities, Net
(0.2%) (61,191)
Total Net Assets 100.0% $32,992,601
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 587,407 587,407 – –
Consumer Discretionary 4,977,923 4,977,923 – –
Consumer Staples 934,845 934,845 – –
Energy 590,739 590,739 – –
Financials 2,363,274 2,363,274 – –
Health Care 3,756,295 3,756,295 – –
Industrials 8,894,042 8,894,042 – –
Information Technology 8,556,081 8,556,081 – –
Materials 400,682 400,682 – –
Real Estate 503,999 503,999 – –
Utilities 516,887 516,887 – –
Registered Investment Companies
U.S. Unaffiliated 271,968 271,968 – –
Short-Term Investments 699,650 699,650 – –
Subtotal Investments in Securities $33,053,792 $33,053,792 $– $–
Total Investments at Value $33,053,792

Mid Cap Growth Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $194 $4,843 $5,037 $– – –%
Total Collateral Held for Securities Loaned 194 – –
Total Value $194 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.5% Value
Communications Services 1.2%
257,498 Reddit, Inc.
a
$ 36,222,244
Total 36,222,244
Consumer Discretionary 11.7%
10,238 AutoZone, Inc.
a
30,880,367
611,520 BorgWarner, Inc. 38,978,285
197,291 Garmin, Ltd. 57,960,150
298,665 PulteGroup, Inc. 37,772,163
224,918 RH
a
37,228,427
157,810 Ross Stores, Inc. 39,621,357
269,192 SharkNinja, Inc.
a
43,547,190
187,773 Williams-Sonoma, Inc. 42,936,174
363,321 Wynn Resorts, Ltd. 36,081,408
Total 365,005,521
Consumer Staples 2.5%
53,683 Casey's General Stores, Inc. 46,757,893
131,322 WD-40 Company 29,828,479
Total 76,586,372
Energy 4.1%
735,287 Devon Energy Corporation 33,183,502
862,805 Enterprise Products Partners, LP 32,829,730
358,255 Expand Energy Corporation 33,686,718
836,175 Halliburton Company 26,966,644
Total 126,666,594
Financials 13.8%
882,566 Ally Financial, Inc. 38,241,585
59,644 Ameriprise Financial, Inc. 32,556,081
797,539 Arch Capital Group, Ltd.
a
80,176,596
295,759 M&T Bank Corporation 72,842,484
405,537 Nasdaq, Inc. 38,197,530
328,298 Northern Trust Corporation 59,812,613
811,536 Old Republic International
Corporation 35,066,470
394,578 Pinnacle Financial Partners, Inc. 41,521,443
370,881 Robinhood Markets, Inc.
a
32,103,459
Total 430,518,261
Health Care 12.3%
619,985 Dexcom, Inc.
a
51,737,748
781,354 Exelixis, Inc.
a
41,435,203
351,314 Illumina, Inc.
a
72,054,501
62,073 Medpace Holdings, Inc.
a
35,822,949
42,430 Mettler-Toledo International, Inc.
a
60,093,609
229,482 Neurocrine Biosciences, Inc.
a
38,277,598
177,161 Tenet Healthcare Corporation
a
45,137,080
191,684 Veeva Systems, Inc.
a
39,061,365
Total 383,620,053
Industrials 23.6%
236,932 Allegion plc 37,293,097
197,356 AMETEK, Inc. 47,702,919
238,563 C.H. Robinson Worldwide, Inc. 35,242,912
53,341 EMCOR Group, Inc. 42,535,714
1,100,824 Fastenal Company 52,520,313
229,755 Howmet Aerospace, Inc. 64,850,646
233,618 IDEX Corporation 53,837,268
216,783 Lincoln Electric Holdings, Inc. 56,647,566
168,096 Old Dominion Freight Line, Inc. 35,659,885
75,366 Quanta Services, Inc. 50,296,254
129,289 Rockwell Automation, Inc. 62,069,063
451,809 Timken Company 62,146,328
Shares Common Stock  97.5% Value
Industrials 23.6% - continued
558,716 UL Solutions, Inc. $ 51,200,734
47,790 United Rentals, Inc. 51,577,835
170,560 Verisk Analytics, Inc. 33,233,616
Total 736,814,150
Information Technology 14.9%
260,379 Datadog, Inc.
a
69,773,761
66,356 Fabrinet
a
28,892,066
615,393 JFrog, Ltd.
a
49,102,207
42,504 Monolithic Power Systems, Inc. 60,611,979
7,660,134 Nokia Oyj ADR 70,013,625
950,116 Nutanix, Inc.
a
56,066,345
257,951 Onto Innovation, Inc.
a
66,700,970
218,778 Zebra Technologies Corporation
a
64,281,352
Total 465,442,305
Materials 4.8%
710,515 Amrize, Ltd. 34,751,288
579,061 Celanese Corporation 25,895,608
360,872 Steel Dynamics, Inc. 90,672,699
Total 151,319,595
Real Estate 4.8%
269,369 Extra Space Storage, Inc. 39,877,387
1,176,555 First Industrial Realty Trust, Inc. 77,464,381
148,284 Simon Property Group, Inc. 34,011,901
Total 151,353,669
Utilities 3.8%
559,310 Alliant Energy Corporation
b
39,587,962
960,334 CenterPoint Energy, Inc. 40,372,441
873,839 NiSource, Inc. 38,824,667
Total 118,785,070
Total Common Stock
(cost $2,118,717,542) 3,042,333,834
Shares
Collateral Held for Securities
Loaned 0.6% Value
19,053,000 Thrivent Cash Management Trust 19,053,000
Total Collateral Held for
Securities Loaned
(cost $19,053,000) 19,053,000
Shares or
Principal
Amount Short-Term Investments 2.7% Value
State Street Institutional U.S.
Government Money Market
Fund
82,476,209 3.619%
c
82,476,209
Total Short-Term Investments
(cost $82,476,209) 82,476,209
Total Investments (cost
$2,220,246,751) 100.8% $3,143,863,043
Other Assets and Liabilities, Net
(0.8%) (24,715,961)
Total Net Assets 100.0% $3,119,147,082
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Mid Cap Stock Fund as of July
31, 2026:
Securities Lending Transactions
Common Stock $ 18,600,984
Total lending $18,600,984
Gross amount payable upon return of
collateral for securities loaned $19,053,000
Net amounts due to counterparty $452,016
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 36,222,244 36,222,244 – –
Consumer Discretionary 365,005,521 365,005,521 – –
Consumer Staples 76,586,372 76,586,372 – –
Energy 126,666,594 126,666,594 – –
Financials 430,518,261 430,518,261 – –
Health Care 383,620,053 383,620,053 – –
Industrials 736,814,150 736,814,150 – –
Information Technology 465,442,305 465,442,305 – –
Materials 151,319,595 151,319,595 – –
Real Estate 151,353,669 151,353,669 – –
Utilities 118,785,070 118,785,070 – –
Short-Term Investments 82,476,209 82,476,209 – –
Subtotal Investments in Securities $3,124,810,043 $3,124,810,043 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 19,053,000
Subtotal Other Investments $19,053,000
Total Investments at Value $3,143,863,043
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $31,500 $233,240 $245,687 $19,053 19,053 0.6%
Total Collateral Held for Securities Loaned 31,500 19,053 0.6
Total Value $31,500 $19,053
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $52
Total Affiliated Income from Securities Loaned, Net $52
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   48.0% Value
U.S. Affiliated   47.5%
7,062,796 Thrivent Core Emerging Markets
Debt Fund $ 61,799,467
2,331,193 Thrivent Core Emerging Markets
Equity Fund 34,082,045
4,501,864 Thrivent Core High Yield Bond
Fund 88,641,695
7,586,944 Thrivent Core Investment Grade
Corporate Bond Fund 146,048,677
3,674,443 Thrivent Global Stock Fund, Class
S 119,345,908
2,925,988 Thrivent High Yield Fund, Class S 49,449,197
7,830,895 Thrivent Income Fund, Class S 125,842,478
14,780,950 Thrivent International Equity Fund,
Class S 211,663,203
725,525 Thrivent International Large Cap
ETF 18,537,091
128,628 Thrivent International Small Cap
ETF 2,986,717
19,906,864 Thrivent Large Cap Growth Fund,
Class S 500,856,701
12,986,596 Thrivent Large Cap Value Fund,
Class S 489,594,679
2,759,574 Thrivent Mid Cap Stock Fund,
Class S 110,051,803
954,035 Thrivent Mid Cap Value ETF 16,998,328
5,936,714 Thrivent Short-Term Bond Fund,
Class S 73,733,991
1,398,447 Thrivent Small Cap Stock Fund,
Class S 52,259,977
279,610 Thrivent Small Cap Value ETF 8,979,340
Total 2,110,871,297
U.S. Unaffiliated   0.5%
8,355 Invesco QQQ Trust Series 1
a
5,748,156
841 iShares Biotechnology ETF 156,771
422 iShares Russell 2000 Growth ETF 156,423
226 iShares Semiconductor ETF 114,105
16,683 State Street SPDR S&P 500 ETF
Trust 12,462,702
1,392 State Street SPDR S&P 600 Small
Cap Growth ETF 160,386
4,684 State Street SPDR S&P Biotech
ETF 688,595
Total 19,487,138
Total Registered Investment
Companies (cost $1,370,739,122) 2,130,358,435
Shares Common Stock 26.3% Value
Communications Services 2.0%
69,025 Alphabet, Inc., Class A 24,581,873
81,504 Alphabet, Inc., Class C 29,068,402
62,367 AT&T, Inc. 1,450,033
212 Cable One, Inc.
b
8,478
746 CarGurus, Inc.
b
27,035
142 Charter Communications, Inc.
b
20,587
96,042 Comcast Corporation 2,301,166
3,088 Gogo, Inc.
b
12,908
705 Liberty Capital Corporation
b
16,335
7,808 Liberty Global, Ltd., Class A
b
82,843
312 Liberty Media Corporation-Liberty
Formula One
b
30,616
8,071 Lumen Technologies, Inc.
b
51,493
Shares Common Stock  26.3% Value
Communications Services 2.0% - continued
88 Madison Square Garden Sports
Corporation
b
$ 34,644
623 Match Group, Inc. 24,552
35,007 Meta Platforms, Inc. 19,488,747
34,541 Netflix, Inc.
b
2,476,935
2,294 New York Times Company 171,798
239 Omnicom Group, Inc. 18,809
2,835 Reddit, Inc.
b
398,799
3,058 ROBLOX Corporation
b
108,865
280 Space Exploration Technologies
Corporation
a,b
30,344
698 Spotify Technology SA
b
348,958
5,713 Taboola.com, Ltd.
b
28,622
6,294 Trade Desk, Inc.
b
113,544
98,341 Universal Music Group NV 1,622,583
1,906 Versant Media Group, Inc. 68,597
19,104 Walt Disney Company 1,837,614
117,800 Warner Brothers Discovery, Inc.
b
3,098,140
130,311 Warner Music Group Corporation 3,382,874
9,274 ZoomInfo Technologies, Inc.
b
30,604
Total 90,936,798
Consumer Discretionary 2.5%
547 Abercrombie & Fitch Company
b
54,448
1,879 Adient plc
b
39,534
75,473 ADT, Inc. 576,614
2,622 Advance Auto Parts, Inc. 145,626
22,109 Airbnb, Inc.
b
3,349,956
162,415 Amazon.com, Inc.
b
44,108,666
2,969 American Eagle Outfitters, Inc. 51,007
36,665 Aptiv plc
b
2,070,473
1,755 Aramark 99,982
53 AutoNation, Inc.
b
11,257
53 AutoZone, Inc.
b
159,861
3,338 Bath & Body Works, Inc. 67,161
337 Best Buy Company, Inc. 29,070
3,960 Boot Barn Holdings, Inc.
b
590,000
7,197 BorgWarner, Inc. 458,737
73 Bright Horizons Family Solutions,
Inc.
b
5,441
320 Brunswick Corporation 25,280
915 Buckle, Inc. 40,050
89 Burlington Stores, Inc.
b
32,795
2,986 CarMax, Inc.
b
170,978
1,845 Carnival Corporation, Ltd. 51,309
32 Cavco Industries, Inc.
b
17,505
733 Champion Homes, Inc.
b
58,354
2,213 Chewy, Inc.
b
50,014
716 Chipotle Mexican Grill, Inc.
b
26,650
20,447 D.R. Horton, Inc. 2,925,148
1,828 Dana, Inc. 49,228
949 Deckers Outdoor Corporation
b
91,939
1,626 DoorDash, Inc.
b
318,956
545 eBay, Inc. 62,135
15,441 Etsy, Inc.
b
1,261,221
8,218 Five Below, Inc.
b
1,784,374
500 Flutter Entertainment plc
b
52,235
8,807 Ford Motor Company 129,287
4,843 Frontdoor, Inc.
b
351,747
345 Gap, Inc. 6,931
2,607 Garmin, Ltd. 765,884
20,946 Garrett Motion, Inc. 652,468
40,996 General Motors Company 3,642,905
3,202 Gentex Corporation 74,799
35 Genuine Parts Company 4,353

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.3% Value
Consumer Discretionary 2.5% - continued
167 GigaCloud Technology, Inc.
b
$ 7,305
5,015 Goodyear Tire & Rubber
Company
b
34,854
364 Grand Canyon Education, Inc.
b
52,904
2,627 Hasbro, Inc. 246,780
11,712 Hilton Worldwide Holdings, Inc. 3,753,579
6,332 Home Depot, Inc. 2,101,971
3,833 Installed Building Products, Inc. 854,529
2,099 Kohl's Corporation 40,175
9,783 Laureate Education, Inc.
b
374,787
1,432 Lear Corporation 187,077
553 Lennar Corporation 45,540
15,187 Levi Strauss & Company 372,385
21,722 Life Time Group Holdings, Inc.
b
979,662
66 Lithia Motors, Inc. 25,438
780 LKQ Corporation 17,511
23,783 Lowe's Companies, Inc. 4,942,345
531 Lululemon Athletica, Inc.
b
63,120
132 M/I Homes, Inc.
b
19,289
4,946 Macy's, Inc. 122,760
5,190 Mattel, Inc.
b
78,317
4,427 Mobileye Global, Inc.
b
35,150
2,156 Mohawk Industries, Inc.
b
265,404
2,911 Monarch Casino & Resort, Inc. 357,325
715 Murphy USA, Inc. 434,548
4 NVR, Inc.
b
24,588
6,061 Ollie's Bargain Outlet Holdings,
Inc.
b
445,302
23,897 O'Reilly Automotive, Inc.
b
2,135,197
19,993 Pattern Group, Inc.
b
460,239
1,907 PENN Entertainment, Inc.
b
39,151
1,787 Perdoceo Education Corporation 56,844
125 Pool Corporation 23,214
1,412 PulteGroup, Inc. 178,576
153 Ralph Lauren Corporation 58,192
1,085 RH
b
179,589
20,831 Ross Stores, Inc. 5,230,039
6,080 SharkNinja, Inc.
b
983,562
4,953 Sonos, Inc.
b
72,611
122,750 Sony Group Corporation ADR 2,855,165
469 Strategic Education, Inc. 38,458
5,842 Tapestry, Inc. 890,146
22,706 Tesla, Inc.
b
7,066,334
5,641 Texas Roadhouse, Inc. 1,158,887
19,576 TJX Companies, Inc. 3,080,088
1,602 Toll Brothers, Inc. 233,716
648 Tractor Supply Company 19,939
141 Ulta Beauty, Inc.
b
72,309
9,789 Universal Technical Institute, Inc.
b
384,806
1,819 Urban Outfitters, Inc.
b
134,933
1,687 Versigent plc
b
69,757
787 Victoria's Secret & Company
b
69,791
27,357 Viking Holdings, Ltd.
b
2,854,703
299 Visteon Corporation 31,257
883 Williams-Sonoma, Inc. 201,907
43,883 Wyndham Hotels & Resorts, Inc. 3,285,081
8,701 Wynn Resorts, Ltd. 864,096
1,147 YETI Holdings, Inc.
b
56,134
26 Yum! Brands, Inc. 3,985
Total 113,135,729
Consumer Staples 0.8%
33,483 BellRing Brands, Inc.
b
414,854
396 BJ's Wholesale Club Holdings,
Inc.
b
38,721
Shares Common Stock  26.3% Value
Consumer Staples 0.8% - continued
21,287 British American Tobacco plc ADR $ 1,291,057
591 Campbell's Company
a
12,990
880 Casey's General Stores, Inc. 766,480
166 Celsius Holdings, Inc.
b
4,849
2,861 Central Garden & Pet Company,
Class A
b
108,461
6,646 Chefs' Warehouse, Inc.
b
766,616
300 Church & Dwight Company, Inc. 29,643
31,594 Coca-Cola Company 2,767,318
5,777 Colgate-Palmolive Company 527,440
8,920 Conagra Brands, Inc. 129,429
143 Constellation Brands, Inc. 18,623
573 Costco Wholesale Corporation 545,433
29,359 Darling Ingredients, Inc.
b
1,780,330
396 Dollar General Corporation 50,312
332 Dollar Tree, Inc.
b
42,234
56 Hershey Company 9,803
1,197 Hormel Foods Corporation 29,937
191 Ingles Markets, Inc. 17,192
1,005 J.M. Smucker Company 119,856
1,931 John B. Sanfilippo & Son, Inc. 159,810
148,360 Keurig Dr Pepper, Inc. 4,616,963
1,463 Kraft Heinz Company 37,819
444 Maplebear, Inc.
b
19,802
156 Marzetti Company 16,672
18,749 PepsiCo, Inc. 2,616,610
459 Performance Food Group
Company
b
52,505
1,394 Procter & Gamble Company 201,419
9 Seaboard Corporation 39,719
2,238 Smithfield Foods, Inc. 58,278
28 Sprouts Farmers Markets, Inc.
b
2,440
74,247 Sysco Corporation 6,328,814
117 Target Corporation 16,905
12,272 Turning Point Brands, Inc. 915,614
1,364 Tyson Foods, Inc. 79,057
90,481 Unilever plc ADR 5,737,400
723 US Foods Holding Corporation
b
72,727
225 Vita Coco Company, Inc.
b
14,837
39,506 Walmart, Inc. 4,393,067
631 WD-40 Company 143,325
Total 34,995,361
Energy 1.3%
55,001 Antero Midstream Corporation 1,208,372
3,179 Antero Resources Corporation
b
114,889
693 APA Corporation 25,863
408 Archrock, Inc. 14,590
150 Baker Hughes Company 9,073
132 California Resources Corporation 6,946
1,337 Cheniere Energy, Inc. 352,393
18,661 Chevron Corporation 3,673,045
1,283 Chord Energy Corporation 180,108
989 CNX Resources Corporation
b
35,406
68,546 ConocoPhillips 8,258,422
125,093 Devon Energy Corporation 5,645,447
16,948 DHT Holdings, Inc. 314,724
269 Diamondback Energy, Inc. 54,594
3,747 Dorian LPG, Ltd. 177,683
1,141 DT Midstream, Inc. 157,458
160,799 Enterprise Products Partners, LP 6,118,402
5,082 EOG Resources, Inc. 755,643
745 EQT Corporation 39,701
2,594 Expand Energy Corporation 243,914
92,501 ExxonMobil Holdings Corporation 14,378,355

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.3% Value
Energy 1.3% - continued
1,230 Gulfport Energy Corporation
b
$ 198,485
117,745 Halliburton Company 3,797,276
435 Hess Midstream, LP 17,761
3,399 HF Sinclair Corporation 310,907
4,497 Kinder Morgan, Inc. 144,713
1,100 Kodiak Gas Services, Inc. 64,581
15,005 Marathon Petroleum Corporation 4,748,632
6,656 Matador Resources Company 332,068
1,915 Occidental Petroleum Corporation 109,289
233 Oceaneering International, Inc.
b
11,366
141 ONEOK, Inc. 12,804
3,476 Ovintiv, Inc. 217,111
224 Par Pacific Holdings, Inc.
b
19,271
35,690 Patterson-UTI Energy, Inc. 374,031
909 PBF Energy, Inc. 65,702
91,999 Permian Resources Corporation 1,960,499
742 Phillips 66 157,067
1,380 Range Resources Corporation 55,393
539 Scorpio Tankers, Inc. 41,967
3,074 SM Energy Company 99,966
6,868 Talos Energy, Inc.
b
104,256
14,863 TechnipFMC plc 1,065,083
374 Teekay Tankers, Ltd. 29,684
16,922 Transocean, Ltd.
b
90,025
46 Valero Energy Corporation 14,393
821 Viper Energy, Inc. 36,625
Total 55,843,983
Financials 3.7%
249 Acadian Asset Management, Inc. 21,536
2,893 Affiliated Managers Group, Inc. 1,060,950
655 Affirm Holdings, Inc.
b
46,839
4,640 AGNC Investment Corporation 49,462
10,266 Allstate Corporation 2,711,045
13,653 Ally Financial, Inc. 591,584
7,101 American Express Company 2,387,711
4,673 American Financial Group, Inc. 662,258
52,160 American International Group, Inc. 4,098,733
1,188 Ameriprise Financial, Inc. 648,458
279 Ameris Bancorp 24,332
8,986 Arch Capital Group, Ltd.
b
903,363
18,729 Associated Banc-Corp 578,352
336 Assurant, Inc. 93,808
978 Assured Guaranty, Ltd. 80,900
3,461 Atlantic Union Bankshares
Corporation 146,850
511 Avidia Bancorp, Inc. 11,395
943 Axis Capital Holdings, Ltd. 99,317
5,517 Banc of California, Inc. 105,651
215,466 Bank of America Corporation 13,348,119
1,143 Bank of Marin Bancorp 33,330
77 Bank of N.T. Butterfield & Son, Ltd. 4,719
43,823 Bank of New York Mellon
Corporation 6,850,850
449 Bank OZK 23,034
1,396 BankUnited, Inc. 65,123
885 Banner Corporation 62,313
880 Bar Harbor Bankshares 34,945
635 BayCom Corporation 19,164
17,199 Beacon Financial Corporation 541,940
16,038 Berkshire Hathaway, Inc.
b
8,204,079
70,325 BGC Group, Inc. 810,144
2,538 BlackRock, Inc. 2,767,410
869 Bladex, Inc. 50,880
199 Block, Inc.
b
16,167
Shares Common Stock  26.3% Value
Financials 3.7% - continued
3,511 Blue Owl Capital, Inc. $ 36,163
227 Bread Financial Holdings, Inc. 24,532
6,024 Bridgewater Bancshares, Inc.
b
123,372
14,532 Byline Bancorp, Inc. 570,672
275 C&F Financial Corporation
a
22,712
37,436 Capital One Financial Corporation 7,824,498
90 Cathay General Bancorp 5,687
53 Central Pacific Financial
Corporation 2,088
79,218 Charles Schwab Corporation 8,336,902
190 Chemung Financial Corporation 15,483
986 ChoiceOne Financial Services, Inc. 33,554
12,823 Chubb, Ltd. 4,496,770
18 Cincinnati Financial Corporation 3,198
14,212 Citigroup, Inc. 1,882,379
1,122 Citizens Financial Group, Inc. 80,391
221 Citizens Financial Services, Inc. 17,132
1,390 Civista Bancshares, Inc. 40,393
3,109 CNB Financial Corporation 109,126
3,206 CNO Financial Group, Inc. 176,619
979 Colony Bankcorp, Inc. 21,460
5,295 Columbia Banking System, Inc. 165,575
712 Commerce Bancshares, Inc. 42,200
29 Community Financial System, Inc. 1,879
4,371 Community Trust Bancorp, Inc. 342,905
4,965 ConnectOne Bancorp, Inc. 163,547
25 Corpay, Inc.
b
9,553
398 Cullen/Frost Bankers, Inc. 66,203
6,942 Customers Bancorp, Inc.
b
546,197
2,486 Dynex Capital, Inc. 31,597
773 Eagle Bancorp Montana, Inc. 18,111
3,339 East West Bancorp, Inc. 437,409
674 Eastern Bankshares, Inc. 15,475
288 Encore Capital Group, Inc.
b
27,095
3,778 Enova International, Inc.
b
960,141
431 Equity Bancshares, Inc. 21,843
8,477 Essent Group, Ltd. 559,143
365 Euronet Worldwide, Inc.
b
26,035
333 Evercore, Inc. 106,746
4,152 F.N.B. Corporation 78,473
1,174 Farmers & Merchants Bancorp,
Inc./Archbold, OH 39,165
1,310 Farmers National Banc
Corporation 20,777
885 Federal Agricultural Mortgage
Corporation 201,426
1,904 Federated Hermes, Inc. 114,164
343 Fidelity National Financial, Inc. 17,695
1,295 Fidelity National Information
Services, Inc. 57,977
1,283 Fifth Third Bancorp 72,489
3,658 Financial Institutions, Inc. 151,661
5,917 First American Financial
Corporation 443,716
445 First Bancorp/Puerto Rico 12,874
2,015 First Bank/Hamilton, NJ 37,338
2,017 First Busey Corporation 62,245
7 First Citizens BancShares, Inc./NC 15,307
333 First Financial Bankshares, Inc. 11,702
135 First Hawaiian, Inc. 3,752
5,219 First Horizon Corporation 133,815
1,510 First Merchants Corporation 65,141
726 First Mid-Illinois Bancshares, Inc. 37,817
72 FirstCash Holdings, Inc. 14,689
1,725 Fiserv, Inc.
b
93,046
679 Flagstar Bank NA 9,655

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.3% Value
Financials 3.7% - continued
560 Flywire Corporation
b
$ 8,966
199 Franklin Resources, Inc. 6,738
937 Fulton Financial Corporation 22,797
82,711 Genworth Financial, Inc.
b
813,049
507 Glacier Bancorp, Inc. 24,990
355 Global Life, Inc. 64,699
237 Global Payments, Inc. 19,927
5,435 Goosehead Insurance, Inc.
b
336,970
609 Hamilton Insurance Group, Ltd. 21,900
382 Hamilton Lane, Inc. 33,964
357 Hancock Whitney Corporation 27,489
9,632 Hanmi Financial Corporation 307,068
422 Hanover Bancorp, Inc. 11,075
193 Hanover Insurance Group, Inc. 44,898
1,425 Happen, Inc.
b
27,274
461 Hartford Insurance Group, Inc. 65,421
1,322 Hilltop Holdings, Inc. 52,140
763 Home BancShares, Inc. 23,706
4,223 Hometrust Bancshares, Inc. 216,175
2,345 Horizon Bancorp, Inc. 47,955
2,425 Houlihan Lokey, Inc. 304,313
128,080 Huntington Bancshares, Inc./OH 2,182,483
390 Independent Bank Corporation/MA 32,694
4,125 Independent Bank Corporation/MI 157,575
198 Interactive Brokers Group, Inc. 17,422
39,904 Intercontinental Exchange, Inc. 6,084,562
978 International Bancshares
Corporation 74,856
2,790 Invesco, Ltd. 82,584
1,028 Investar Holding Corporation 30,963
1,254 Jackson Financial, Inc. 153,339
1,272 Jefferies Financial Group, Inc. 69,451
50,346 JPMorgan Chase & Company 17,711,219
4,822 Kearny Financial Corporation/MD 46,243
3,733 Kemper Corporation 105,943
2,748 KeyCorp 62,077
958 Lazard, Inc. 40,600
1,313 Lincoln National Corporation 59,886
505 Loews Corporation 58,585
1,606 M&T Bank Corporation 395,542
2,416 Marex Group, Ltd. 156,847
49 Markel Group, Inc.
b
92,235
364 MarketAxess Holdings, Inc. 59,077
2,509 Marsh & McLennan Companies,
Inc. 475,932
5,068 Mastercard, Inc. 2,904,471
2,087 Mercury General Corporation 223,559
42,951 MetLife, Inc. 4,128,880
22,569 MGIC Investment Corporation 677,973
560 Miami International Holdings, Inc.
b
26,342
55,263 Morgan Stanley 11,628,440
625 Morningstar, Inc. 120,356
7,089 Nasdaq, Inc. 667,713
568 National Bankshares, Inc. 23,061
1,233 NBT Bancorp, Inc. 64,917
3,845 Neptune Insurance Holdings, Inc.
b
121,925
1,224 NerdWallet, Inc.
b
11,016
12,080 NMI Holdings, Inc.
b
535,144
1,317 Northeast Community Bancorp,
Inc. 35,164
2,226 Northern Trust Corporation 405,555
1,757 Northpointe Bancshares, Inc. 30,747
3,771 Northwest Bancshares, Inc. 59,356
1,296 OFG Bancorp 68,507
24,016 Old National Bancorp 639,786
Shares Common Stock  26.3% Value
Financials 3.7% - continued
12,835 Old Republic International
Corporation $ 554,600
21,386 Old Second Bancorp, Inc. 540,852
1,656 OneMain Holdings, Inc. 103,632
4,470 Oportun Financial Corporation
b
24,764
206 Orange County Bancorp, Inc. 7,879
5,633 Orrstown Financial Services, Inc. 240,698
11,926 Oscar Health, Inc.
b
372,330
435 Palomar Holdings, Inc.
b
58,199
1,097 Parke Bancorp, Inc. 37,463
676 Paymentus Holdings, Inc.
b
23,052
798 PayPal Holdings, Inc. 45,654
840 PCB Bancorp 23,411
164 Peoples Bancorp of North
Carolina, Inc. 7,052
2,693 Pinnacle Financial Partners, Inc. 283,384
608 Piper Sandler Companies 46,086
445 PNC Financial Services Group,
Inc. 111,192
1,036 Popular, Inc. 181,518
1,600 Prosperity Bancshares, Inc. 119,792
2,113 Provident Financial Services, Inc. 52,149
771 Prudential Financial, Inc. 94,124
4,021 Radian Group, Inc. 156,779
671 RBB Bancorp 17,694
1,051 Regions Financial Corporation 32,528
5,089 Reinsurance Group of America,
Inc. 1,205,330
583 RenaissanceRe Holdings, Ltd. 186,548
199 Renasant Corporation 8,670
243 RLI Corporation 14,881
18,189 Robinhood Markets, Inc.
b
1,574,440
2,808 Rocket Companies, Inc.
b
36,223
57 S&P Global, Inc. 23,480
27,798 SEI Investments Company 2,862,638
278 Selective Insurance Group, Inc. 26,352
133 ServisFirst Bancshares, Inc. 11,903
12,025 Simmons First National
Corporation 283,670
2,754 SouthState Bank Corporation 289,418
710 Starwood Property Trust, Inc. 11,346
797 State Street Corporation 146,776
3,209 Stifel Financial Corporation 266,058
4,835 Stock Yards Bancorp, Inc. 411,458
3,946 StoneX Group, Inc.
b
302,145
134 Texas Capital Bancshares, Inc. 13,246
783 Third Coast Bancshares, Inc.
b
34,327
549 Timberland Bancorp, Inc./WA 24,612
1,639 Toast, Inc.
b
52,891
517 Tompkins Financial Corporation 51,617
1,561 Towne Bank/Portsmouth, VA 59,178
766 TPG RE Finance Trust, Inc. 6,105
701 TPG, Inc. 30,606
657 Tradeweb Markets, Inc. 66,028
11,076 Triumph Financial, Inc.
b
841,001
16,817 Truist Financial Corporation 871,793
6,271 U.S. Bancorp 395,136
741 UMB Financial Corporation 107,986
683 United Bankshares, Inc. 33,091
10,732 United Community Banks, Inc. 380,342
340 Unity Bancorp, Inc. 20,023
3,951 Universal Insurance Holdings, Inc. 172,698
498 Univest Financial Corporation 22,032
2,735 Unum Group 235,511
10,083 Valley National Bancorp 144,086

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.3% Value
Financials 3.7% - continued
1,410 Virtu Financial, Inc. $ 82,809
17,945 Visa, Inc. 6,570,203
458 Voya Financial, Inc. 45,539
140,482 Wells Fargo & Company 12,144,669
1,925 WesBanco, Inc. 79,656
1,060 West Bancorporation, Inc. 29,733
1,963 Western Alliance Bancorp 158,002
5,691 Western Union Company
a
36,195
91 WEX, Inc.
b
17,013
1,469 Wintrust Financial Corporation 234,364
836 WisdomTree, Inc. 16,193
284 WSFS Financial Corporation 22,777
10,877 Zions Bancorp NA 758,127
Total 163,772,768
Health Care 3.1%
20,419 AbbVie, Inc. 5,123,944
2,122 Acadia Healthcare Company, Inc.
b
62,854
1,898 Adaptive Biotechnologies
Corporation
b
42,838
14,176 Agilent Technologies, Inc. 1,961,533
475 Agios Pharmaceuticals, Inc.
b
14,259
306 Align Technology, Inc.
b
51,763
14,868 Alignment Healthcare, Inc.
b
220,790
12,200 Amgen, Inc. 4,698,952
982 Anika Therapeutics, Inc.
b
18,933
1,491 Arcus Biosciences, Inc.
b
42,031
476 Argenx SE ADR
b
406,418
21,338 Avantor, Inc.
b
294,038
306 Azenta, Inc.
b
8,608
54 Becton, Dickinson and Company 8,943
9,803 BioLife Solutions, Inc.
b
306,638
12,444 BioMarin Pharmaceutical, Inc.
b
746,889
114 Bio-Rad Laboratories, Inc.
b
37,105
42,580 Boston Scientific Corporation
b
1,989,763
3,799 BridgeBio Pharma, Inc.
b
304,262
11,793 BrightSpring Health Services, Inc.
b
704,160
33,706 Bristol-Myers Squibb Company 2,201,339
195 Bruker Corporation 12,254
250 Cardinal Health, Inc. 57,507
9,813 Cencora, Inc. 3,055,179
897 Centene Corporation
b
55,811
460 Charles River Laboratories
International, Inc.
b
106,955
2,062 Chemed Corporation 1,097,499
21,358 Cigna Group 5,959,950
4,624 Concentra Group Holdings Parent,
Inc. 146,350
2,563 Cooper Companies, Inc.
b
185,356
8,073 CVS Health Corporation 843,063
22,860 Danaher Corporation 4,457,243
1,395 Denali Therapeutics, Inc.
b
32,113
3,458 Dentsply Sirona, Inc. 46,233
3,636 Dexcom, Inc.
b
303,424
2,015 Doximity, Inc.
b
42,134
1,496 Edwards Lifesciences
Corporation
b
128,761
13,257 Elanco Animal Health, Inc.
b
349,587
933 Elevance Health, Inc. 350,659
7,223 Eli Lilly & Company 8,298,071
6,673 Encompass Health Corporation 741,170
2,527 Enovis Corporation
b
73,662
558 Envista Holdings Corporation
b
15,239
4,166 Exelixis, Inc.
b
220,923
4,003 Fortrea Holdings, Inc.
b
76,738
Shares Common Stock  26.3% Value
Health Care 3.1% - continued
938 Fulcrum Therapeutics, Inc.
b
$ 3,358
199 GE HealthCare Technologies, Inc. 13,536
3,097 GeneDx Holdings Corporation
b
201,646
27,718 Gilead Sciences, Inc. 3,609,161
973 Globus Medical, Inc.
b
76,663
3,629 Guardant Health, Inc.
b
587,862
6,721 Harmony Biosciences Holdings,
Inc.
b
236,848
324 Henry Schein, Inc.
b
27,783
59 Humana, Inc. 21,468
24,402 ICON plc
b
3,991,313
879 ICU Medical, Inc.
b
148,120
1,080 IDEXX Laboratories, Inc.
b
603,796
2,730 Illumina, Inc.
b
559,923
841 Innoviva, Inc.
b
17,636
690 Insmed, Inc.
b
68,034
2,655 Insulet Corporation
b
439,004
1,399 Integra LifeSciences Holdings
Corporation
b
23,293
10,844 Intuitive Surgical, Inc.
b
3,831,511
4,168 Ionis Pharmaceuticals, Inc.
b
215,777
399 IQVIA Holding, Inc.
b
93,773
6,151 Janux Therapeutics, Inc.
b
93,311
6,139 Jazz Pharmaceuticals, Inc.
b
1,552,308
57,575 Johnson & Johnson 14,759,351
229 Kiniksa Pharmaceuticals
International plc
b
17,024
22,138 Labcorp Holdings, Inc. 6,845,070
12,078 LivaNova plc
b
967,931
297 Medline, Inc.
b
11,666
2,810 Medpace Holdings, Inc.
b
1,621,679
35,711 Medtronic plc 3,049,362
93,799 Merck & Company, Inc. 12,212,630
226 Merit Medical Systems, Inc.
b
19,212
489 Mesa Laboratories, Inc. 49,296
254 Mettler-Toledo International, Inc.
b
359,740
2,434 Mirum Pharmaceuticals, Inc.
b
257,882
415 Moderna, Inc.
b
22,750
1,710 Natera, Inc.
b
457,870
4,860 Neogen Corporation
b
58,514
25,870 Neurocrine Biosciences, Inc.
b
4,315,116
273 Option Care Health, Inc.
b
6,287
22,543 Pfizer, Inc. 563,800
454 Prestige Consumer Healthcare,
Inc.
b
22,800
11,798 Progyny, Inc.
b
367,272
1,819 QIAGEN NV 75,307
65 Quest Diagnostics, Inc. 15,146
6,841 RadNet, Inc.
b
436,319
4,776 Regeneron Pharmaceuticals, Inc. 3,642,321
5,342 Repligen Corporation
b
753,275
248 Revolution Medicines, Inc.
b
46,507
333 Roivant Sciences, Ltd.
b
11,292
62,809 Royalty Pharma plc 3,669,930
3,709 Sarepta Therapeutics, Inc.
b
55,116
12,310 Sotera Health Company
b
219,857
234 STERIS plc 53,446
6,445 Stryker Corporation 2,099,136
2,225 Tenet Healthcare Corporation
b
566,886
1,115 Thermo Fisher Scientific, Inc. 640,345
6,724 Twist Bioscience Corporation
b
615,582
2,707 UFP Technologies, Inc.
b
689,689
1,251 United Therapeutics Corporation
b
647,655
21,088 UnitedHealth Group, Inc. 8,738,867
804 Vaxcyte, Inc.
b
43,480

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.3% Value
Health Care 3.1% - continued
1,313 Veeva Systems, Inc.
b
$ 267,563
6,264 Vericel Corporation
b
287,893
10,026 Viatris, Inc. 176,057
325 Viemed Healthcare, Inc.
b
3,793
3,606 Vir Biotechnology, Inc.
b
31,228
95 Waters Corporation
b
35,844
20,263 Waystar Holding Corporation
b
427,752
1,775 West Pharmaceutical Services,
Inc. 605,204
625 Xenon Pharmaceuticals, Inc.
b
39,169
44,627 Zimmer Biomet Holdings, Inc. 4,191,814
Total 137,389,790
Industrials 3.2%
11,275 3M Company 1,987,557
3,497 AAON, Inc. 311,443
1,538 Acuity, Inc. 505,064
6,902 Advanced Drainage Systems, Inc. 955,789
554 AECOM 40,104
158 AGCO Corporation 16,141
29,812 Allegheny Technologies, Inc.
b
5,587,961
1,114 Allegion plc 175,344
232 Allison Transmission Holdings, Inc. 26,573
71,584 Amentum Holdings, Inc.
b
1,589,165
287 American Superconductor
Corporation
b
8,429
9,912 AMETEK, Inc. 2,395,830
1,647 APi Group Corporation
b
65,353
2,669 Applied Industrial Technologies,
Inc. 921,366
1,106 Armstrong World Industries, Inc. 193,174
2,982 Atmus Filtration Technologies, Inc. 153,961
863 Axon Enterprise, Inc.
b
455,457
178 AZZ, Inc. 25,760
2,375 Badger Infrastructure Solutions,
Ltd. 150,546
4,117 Barrett Business Services, Inc. 160,728
843 Bloom Energy Corporation
b
173,498
828 Brady Corporation 78,056
876 BrightView Holdings, Inc.
b
11,423
59 Brink's Company 6,989
316 Broadridge Financial Solutions,
Inc. 48,648
1,412 Builders FirstSource, Inc.
b
93,813
1,749 BWX Technologies, Inc. 295,056
1,122 C.H. Robinson Worldwide, Inc. 165,753
49 CACI International, Inc.
b
24,390
5,772 Caterpillar, Inc. 4,703,083
5,959 CECO Environmental Corporation
b
392,639
11,585 Clean Harbors, Inc.
b
3,624,715
493,371 CNH Industrial NV 5,057,053
845 Concentrix Corporation
a
20,787
2,532 Construction Partners, Inc.
b
261,682
30,037 Copart, Inc.
b
874,677
1,548 CRA International, Inc. 277,138
3,894 Crane Company 831,213
1,352 CSW Industrials, Inc. 431,193
179,477 CSX Corporation 9,045,641
1,598 Cummins, Inc. 1,013,452
3,607 Curtiss-Wright Corporation 2,611,468
57,639 Delta Air Lines, Inc. 5,039,954
1,587 Donaldson Company, Inc. 149,559
66 Dycom Industries, Inc.
b
26,471
5,392 Eaton Corporation plc 2,238,758
3,212 EMCOR Group, Inc. 2,561,345
Shares Common Stock  26.3% Value
Industrials 3.2% - continued
631 Enerpac Tool Group Corporation $ 22,552
348 EnerSys 64,745
1,768 EnPro, Inc. 555,011
281 Equifax, Inc. 48,506
2,122 ESCO Technologies, Inc. 669,045
1,661 ExlService Holdings, Inc.
b
56,358
68,902 Fastenal Company 3,287,314
2,272 Federal Signal Corporation 283,886
1,573 Ferguson Enterprises, Inc. 368,601
63,502 Flowserve Corporation 4,825,517
11,110 Fluor Corporation
b
557,389
311 Fortive Corporation 18,414
1,604 Fortune Brands Innovations, Inc. 79,013
2,477 FTAI Aviation, Ltd. 510,262
2,173 Gates Industrial Corporation, Ltd.
b
60,801
127 GATX Corporation 22,717
2,428 GE Vernova, Inc. 2,404,424
45 Generac Holdings, Inc.
b
8,870
18,456 General Dynamics Corporation 7,076,400
21,200 General Electric Company 7,633,484
1,104 Genpact, Ltd. 38,828
2,485 Graco, Inc. 197,259
646 HEICO Corporation 166,203
2,167 Helios Technologies, Inc. 168,831
2,379 Herc Holdings, Inc. 357,183
39,511 Hexcel Corporation 4,067,657
17,004 Honeywell Aerospace, Inc.
b
3,515,407
13,062 Honeywell International, Inc. 3,174,719
3,746 Howmet Aerospace, Inc. 1,057,346
32 Hubbell, Inc. 15,122
127 Huntington Ingalls Industries, Inc. 41,459
1,885 IDEX Corporation 434,398
295 IES Holdings, Inc.
b
219,639
227 Ingersoll Rand, Inc. 18,927
1,980 Innodata, Inc.
b
124,403
570 ITT Corporation 111,709
20,783 Jacobs Solutions, Inc. 2,804,250
15,503 JB Hunt Transport Services, Inc. 4,212,940
9,406 Johnson Controls International plc 1,379,484
5,486 Kirby Corporation
b
719,434
648 Knight-Swift Transportation
Holdings, Inc. 45,055
2,011 Korn Ferry 165,445
15,311 L3Harris Technologies, Inc. 4,242,066
264 Landstar System, Inc. 46,139
149 Leidos Holdings, Inc. 17,224
4,597 Limbach Holdings, Inc.
b
329,605
3,311 Lincoln Electric Holdings, Inc. 865,197
132 Liquidity Services, Inc.
b
5,145
3,488 Louisiana-Pacific Corporation 252,636
1,209 Lyft, Inc.
b
19,175
163 Masco Corporation 11,651
17 MasTec, Inc.
b
4,473
320 Maximus, Inc. 19,280
977 McGrath RentCorp 112,502
7,962 Mercury Systems, Inc.
b
773,110
974 Middleby Corporation
b
130,107
924 Midera Food Processing, Inc.
b
44,306
2,252 MillerKnoll, Inc. 50,715
1,940 Modine Manufacturing Company
b
390,056
1,737 Moog, Inc. 677,169
5,910 Mueller Industries, Inc. 392,483
10,556 Mueller Water Products, Inc. 266,433
51 MYR Group, Inc.
b
16,994
954 Nextpower, Inc.
b
85,736

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.3% Value
Industrials 3.2% - continued
50 Nordson Corporation $ 14,889
23,255 NPK International, Inc.
b
290,455
2,582 nVent Electric plc 397,189
1,817 NWPX Infrastructure, Inc.
b
223,636
2,817 Old Dominion Freight Line, Inc. 597,598
1,033 OPENLANE, Inc.
b
41,072
1,111 Otis Worldwide Corporation 79,936
462 Owens Corning, Inc. 64,172
4,824 Parker-Hannifin Corporation 4,710,781
160 Paychex, Inc. 18,694
277 Paylocity Holding Corporation
b
38,197
392 Pentair plc 25,653
1,124 Powell Industries, Inc. 234,556
675 Proto Labs, Inc.
b
50,659
1,179 Quanta Services, Inc. 786,817
3,600 RBC Bearings, Inc.
b
1,984,716
474 Regal Rexnord Corporation 97,279
3,946 Republic Services, Inc. 830,830
1,761 Rockwell Automation, Inc. 845,421
22,839 RTX Corporation 4,915,410
381 Ryder System, Inc. 97,696
720 Saia, Inc.
b
250,294
485 Science Applications International
Corporation 56,808
1,980 Sensata Technologies Holding plc 91,654
216 SkyWest, Inc.
b
23,106
255 SPX Technologies, Inc.
b
56,003
2,048 SS&C Technologies Holdings, Inc. 157,798
1,351 Standex International Corporation 400,572
685 Stanley Black & Decker, Inc. 64,787
169 Sterling Construction Company,
Inc.
b
100,854
253 Sunbelt Rentals Holdings, Inc. 18,196
1,559 Terex Corporation 97,968
1,030 Tetra Tech, Inc. 34,155
187 Textron, Inc. 15,944
3,094 Timken Company 425,580
23,868 Toro Company 2,192,753
54 Trane Technologies plc 24,567
3,952 Transcat, Inc.
b
337,382
798 Trex Company, Inc.
b
34,601
25,949 Uber Technologies, Inc.
b
1,825,772
185 U-Haul Holding Company
b
13,118
2,770 UL Solutions, Inc. 253,843
555 United Airlines Holdings, Inc.
b
67,338
350 United Rentals, Inc. 377,741
448 Upwork, Inc.
b
4,104
1,928 V2X, Inc.
b
173,983
1,109 Valmont Industries, Inc. 534,205
924 Veralto Corporation 87,013
3,186 Verisk Analytics, Inc. 620,792
438 Verra Mobility Corporation
b
2,317
2,303 Vertiv Holdings Company 556,336
1,412 Vestis Corporation
b
20,418
15 Vicor Corporation
b
3,111
354 Wabtec Corporation 102,964
64 Watts Water Technologies, Inc. 22,131
603 WESCO International, Inc. 207,124
2,580 Willdan Group, Inc.
b
176,807
4,314 Woodward, Inc. 1,556,276
82 XPO, Inc.
b
16,480
741 Xylem, Inc. 86,675
Shares Common Stock  26.3% Value
Industrials 3.2% - continued
1,673 Zurn Elkay Water Solutions
Corporation $ 84,503
Total 143,647,137
Information Technology 7.2%
5,745 Adobe, Inc.
b
1,438,605
17,338 Advanced Micro Devices, Inc.
b
8,255,489
845 Akamai Technologies, Inc.
b
97,327
724 Ambarella, Inc.
b
62,264
2,328 Amkor Technology, Inc. 116,097
49,408 Amphenol Corporation 7,939,866
12,570 Analog Devices, Inc. 4,618,344
137,938 Apple, Inc. 42,610,428
20,516 Applied Materials, Inc. 10,415,358
33,702 Arista Networks, Inc.
b
6,078,156
867 Arrow Electronics, Inc.
b
187,766
92 Astera Labs, Inc.
b
28,633
258 Atlassian Corporation
b
26,062
8,910 Autodesk, Inc.
b
2,086,722
1,970 Avnet, Inc. 175,015
519 Blackbaud, Inc.
b
22,213
46,938 Broadcom, Inc. 18,272,025
8,317 Cadence Design Systems, Inc.
b
2,827,946
8,906 CCC Intelligent Solutions Holdings,
Inc.
b
54,238
723 Celestica, Inc.
b
239,631
289 Circle Internet Group, Inc.
b
18,094
930 Cirrus Logic, Inc.
b
120,296
105,557 Cisco Systems, Inc. 12,243,556
7,748 Clear Secure, Inc. 428,000
2,300 Cloudflare, Inc.
b
641,654
9,632 Cognex Corporation 628,392
494 Cognizant Technology Solutions
Corporation 27,343
1,175 Coherent Corporation
b
308,896
1,722 Cohu, Inc.
b
82,639
158 CommVault Systems, Inc.
b
18,612
2,088 Crane NXT Company 108,472
2,803 Credo Technology Group Holding,
Ltd.
b
580,193
1,368 CrowdStrike Holdings, Inc.
b
261,097
68 CTS Corporation 4,360
3,001 Datadog, Inc.
b
804,178
4,108 DigitalOcean Holdings, Inc.
b
482,690
504 Diodes, Inc.
b
41,489
12,129 DocuSign, Inc.
b
665,033
1,115 Enphase Energy, Inc.
b
41,857
117 Entegris, Inc. 13,929
774 EPAM Systems, Inc.
b
81,703
1,737 Everforth, Inc.
b
49,400
179 F5, Inc.
b
72,060
1,558 Fabrinet
b
678,369
1,129 Figma, Inc.
b
27,457
1,145 Flex, Ltd.
b
130,244
33,656 Fortinet, Inc.
b
5,450,589
2,427 Globant SA
b
88,828
356 GoDaddy, Inc.
b
29,455
3,907 GPGI, Inc. 51,572
7,255 Guidewire Software, Inc.
b
1,102,325
2,665 Hewlett Packard Enterprise
Company 127,654
134 HubSpot, Inc.
b
31,806
436 Ichor Holdings, Ltd.
b
32,818
1,844 Ingram Micro Holding Corporation 52,019
552 Insight Enterprises, Inc.
b
71,169

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.3% Value
Information Technology 7.2% - continued
17,416 Intel Corporation
b
$ 1,570,923
999 InterDigital, Inc. 304,520
9,054 International Business Machines
Corporation 2,024,927
2,399 Intuit, Inc. 758,252
3,273 IPG Photonics Corporation
b
278,401
18,137 JFrog, Ltd.
b
1,447,151
8,349 Keysight Technologies, Inc.
b
2,663,999
12,037 Knowles Corporation
b
440,434
797 Kulicke and Soffa Industries, Inc. 71,092
23,862 Lam Research Corporation 6,992,043
5,698 Lattice Semiconductor
Corporation
b
708,090
2,489 Littelfuse, Inc. 1,100,462
273 Lumentum Holdings, Inc.
b
194,906
1,981 MACOM Technology Solutions
Holdings, Inc.
b
498,103
2,518 Manhattan Associates, Inc.
b
481,844
187 MaxLinear, Inc.
b
12,495
965 Microchip Technology, Inc. 71,690
13,285 Micron Technology, Inc. 10,933,954
101,301 Microsoft Corporation 47,076,601
1,824 MKS, Inc. 542,549
86 MongoDB, Inc.
b
29,023
911 Monolithic Power Systems, Inc. 1,299,113
3,397 Motorola Solutions, Inc. 1,480,243
617 Napco Security Technologies, Inc. 22,878
125 NetApp, Inc. 22,313
1,206 NetScout Systems, Inc.
b
49,048
36,973 Nokia Oyj ADR 337,933
1,696 Novanta, Inc.
b
241,765
4,550 Nutanix, Inc.
b
268,496
264,235 NVIDIA Corporation 53,045,176
1,107 NXP Semiconductors NV 253,680
466 Okta, Inc.
b
66,139
476 ON Semiconductor Corporation
b
38,846
3,238 Onto Innovation, Inc.
b
837,282
20,072 Oracle Corporation 2,606,751
19,534 Palantir Technologies, Inc.
b
2,403,854
830 PC Connection, Inc. 69,488
3,552 Pegasystems, Inc. 108,514
631 Plexus Corporation
b
158,596
280 PTC, Inc.
b
38,416
181 Q2 Holdings, Inc.
b
11,017
413 Qnity Electronics, Inc. 54,177
37,448 Qualcomm, Inc. 5,527,699
4,986 Rambus, Inc.
b
453,876
139 Rigetti Computing, Inc.
b
2,078
965 Rogers Corporation
b
119,149
200 Roper Industries, Inc. 78,394
40,780 SailPoint, Inc.
b
683,881
2,773 Salesforce, Inc. 510,287
66,509 Samsung Electronics Company,
Ltd. 11,576,212
1,331 SanDisk Corporation
b
1,616,939
267 Sanmina Corporation
b
49,545
26,242 ServiceNow, Inc.
b
2,918,898
1,232 SiTime Corporation
b
659,366
1,232 Skyworks Solutions, Inc. 76,729
6,505 Snowflake, Inc.
b
1,907,786
3,258 Synopsys, Inc.
b
1,266,580
7,559 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,055,726
32,474 TD SYNNEX Corporation 8,303,602
92 TE Connectivity plc 18,923
Shares Common Stock  26.3% Value
Information Technology 7.2% - continued
56 Teledyne Technologies, Inc.
b
$ 36,712
779 Tenable Holdings, Inc.
b
25,427
964 Teradyne, Inc. 354,453
17,042 Texas Instruments, Inc. 4,699,161
1,306 Trimble, Inc.
b
73,893
1,276 TTM Technologies, Inc.
b
147,301
114 Twilio, Inc.
b
22,498
113 Tyler Technologies, Inc.
b
34,985
840 Unity Software, Inc.
b
26,636
597 Varonis Systems, Inc.
b
23,850
210 VeriSign, Inc. 60,904
720 ViaSat, Inc.
b
55,390
1,991 Vistance Networks, Inc.
b
23,374
2,851 Vontier Corporation 91,603
497 Western Digital Corporation 270,785
500 Workday, Inc.
b
80,170
1,394 Zebra Technologies Corporation
b
409,585
667 Zoom Communications, Inc.
b
64,079
293 Zscaler, Inc.
b
44,302
Total 318,136,395
Materials 0.8%
2,313 Air Products and Chemicals, Inc. 682,081
286 Albemarle Corporation 33,645
18,391 Alcoa Corporation 832,377
645 Amcor plc 28,948
4,146 American Vanguard Corporation
b
9,909
3,405 Amrize, Ltd. 166,539
397 AngloGold Ashanti plc 31,490
1,758 AptarGroup, Inc. 235,502
2,294 Ashland, Inc. 166,567
79 Avery Dennison Corporation 13,409
2,127 Avient Corporation 77,253
5,478 Balchem Corporation 917,866
1,561 Ball Corporation 101,309
4,667 Celanese Corporation 208,708
2,215 Century Aluminum Company
b
99,166
37,685 CF Industries Holdings, Inc. 4,717,785
5,670 Cleveland-Cliffs, Inc.
b
65,318
5,262 Coeur Mining, Inc. 78,456
980 Commercial Metals Company 67,346
32 Compass Minerals International,
Inc.
b
939
75,980 Constellium SE
b
2,110,724
988 Corteva, Inc. 77,765
33,933 Crown Holdings, Inc. 3,999,004
2,513 Dow, Inc. 76,119
52 DuPont de Nemours, Inc. 7,124
19,461 Eastman Chemical Company 1,361,297
8,377 Ecolab, Inc. 2,325,706
26,334 Ecovyst, Inc.
b
317,588
9,722 Element Solutions, Inc. 357,089
18,118 Freeport-McMoRan, Inc. 1,134,730
3,728 Graphic Packaging Holding
Company 40,001
2,015 Greif, Inc. 174,398
1,927 Hecla Mining Company 27,209
744 Ingevity Corporation
b
54,394
43,330 International Paper Company 1,769,164
26,706 Ivanhoe Mines, Ltd.
b
191,839
999 Kaiser Aluminum Corporation 159,520
9,020 Linde plc 4,314,988
793 LyondellBasell Industries NV 49,229
4,905 Magnera Corporation
b
64,991
759 Martin Marietta Materials, Inc. 398,581

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.3% Value
Materials 0.8% - continued
682 Minerals Technologies, Inc. $ 51,996
3,198 Mosaic Company 70,740
13,191 Newmont Corporation 1,236,129
25,023 Nucor Corporation 6,438,168
1,125 O-I Glass, Inc.
b
8,044
1,726 Orion SA 11,650
91 Packaging Corporation of America 22,371
911 Perimeter Solutions, Inc.
b
27,886
482 PPG Industries, Inc. 53,271
139 Reliance, Inc. 56,448
451 Royal Gold, Inc. 89,456
347 RPM International, Inc. 37,153
243 Scotts Miracle-Gro Company 15,960
747 Sensient Technologies Corporation 92,381
436 Smurfit WestRock plc 20,043
23,547 Solstice Advanced Materials, Inc. 1,416,823
967 Sonoco Products Company 54,500
3,907 SSR Mining, Inc.
b
100,097
1,729 Steel Dynamics, Inc. 434,429
405 Stepan Company 25,977
921 TriMas Corporation 36,776
42 Vulcan Materials Company 11,280
Total 37,857,651
Real Estate 0.8%
2,191 Agree Realty Corporation 170,460
2,113 Alexandria Real Estate Equities,
Inc. 108,714
1,561 Alpine Income Property Trust, Inc. 31,501
5,820 Americold Realty Trust, Inc. 82,004
15,132 AvalonBay Communities, Inc. 2,808,650
5,780 Brixmor Property Group, Inc. 182,128
600 Broadstone Net Lease, Inc. 12,846
5,834 CareTrust REIT, Inc. 244,678
27,345 CBRE Group, Inc.
b
4,014,519
2,434 CoStar Group, Inc.
b
70,002
6,854 Cousins Properties, Inc. 216,244
59,449 Crown Castle, Inc. 4,535,959
2,327 Curbline Properties Corporation 71,299
854 Cushman & Wakefield, Ltd.
b
11,461
843 Digital Realty Trust, Inc. 158,922
4,295 Easterly Government Properties,
Inc. 104,626
13,631 EPR Properties 846,076
1,281 Equinix, Inc. 1,305,698
1,862 Equity Lifestyle Properties, Inc. 121,160
79,804 Essential Properties Realty Trust,
Inc. 2,497,067
85 Essex Property Trust, Inc. 24,152
1,290 Extra Space Storage, Inc. 190,972
400 Federal Realty Investment Trust 49,636
69,493 Fermi, Inc.
b
395,415
6,421 First Industrial Realty Trust, Inc. 422,759
351 Forestar Group, Inc.
b
9,881
1,488 FrontView REIT, Inc. 30,266
2,138 Gaming and Leisure Properties,
Inc. 95,761
6,620 Getty Realty Corporation 226,007
135,200 Healthcare Realty Trust, Inc. 2,840,552
2,754 Host Hotels & Resorts, Inc. 69,208
3,725 Hudson Pacific Properties, Inc. 51,293
3,442 Independence Realty Trust, Inc. 57,240
20,376 Industrial Logistics Properties Trust 175,437
8,698 Innovative Industrial Properties,
Inc. 511,529
Shares Common Stock  26.3% Value
Real Estate 0.8% - continued
4,632 InvenTrust Properties Corporation $ 164,019
7,416 Iron Mountain, Inc. 907,125
9,091 Jones Lang LaSalle, Inc.
b
3,227,578
1,044 Kimco Realty Corporation 26,601
73 Lamar Advertising Company 11,677
738 Macerich Company 19,070
32,404 Medical Properties Trust, Inc. 150,031
35,821 Millrose Properties, Inc. 1,002,272
139 National Health Investors, Inc. 10,654
21,126 NetSTREIT Corporation 453,153
574 NNN REIT, Inc. 27,276
247 Omega Healthcare Investors, Inc. 12,506
4,742 Outfront Media, Inc. 151,128
7,490 Park Hotels & Resorts, Inc. 112,799
2,325 Piedmont Realty Trust, Inc.
b
22,529
1,103 Postal Realty Trust, Inc. 25,413
3,824 Rayonier, Inc. REIT 83,287
600 Realty Income Corporation 38,322
415 Regency Centers Corporation 33,320
7,642 RLJ Lodging Trust 93,614
184 Ryman Hospitality Properties 24,592
34,419 Sabra Health Care REIT, Inc. 728,650
5,123 Safehold, Inc. 82,890
353 SBA Communications Corporation 63,886
2,988 Service Properties Trust 23,994
755 Simon Property Group, Inc. 173,174
3,011 STAG Industrial, Inc. 115,201
4,022 Sunstone Hotel Investors, Inc. 47,339
65,475 Tanger, Inc. 2,662,213
6,975 Terreno Realty Corporation 499,759
864 Ventas, Inc. 80,793
5,928 VICI Properties, Inc. 156,203
410 WP Carey, Inc. 30,176
3,168 Xenia Hotels & Resorts, Inc. 65,197
1,860 Zillow Group, Inc., Class C
b
63,352
Total 34,133,915
Utilities 0.9%
2,630 Alliant Energy Corporation 186,151
3,281 American States Water Company 280,985
134 American Water Works Company,
Inc. 17,979
864 Artesian Resources Corporation 29,678
4,169 Avista Corporation 168,636
1,517 Black Hills Corporation 108,026
1,411 California Water Service Group 70,705
4,516 CenterPoint Energy, Inc. 189,853
5,218 Clearway Energy, Inc., Class C 165,567
454 Consolidated Edison, Inc. 49,418
23,411 Constellation Energy Corporation 6,151,240
105 DTE Energy Company 14,896
46,069 Duke Energy Corporation 5,778,435
52,767 Edison International 3,871,515
62,472 Entergy Corporation 6,723,237
35,021 Evergy, Inc. 2,907,093
5,415 Eversource Energy 387,660
3,003 Exelon Corporation 137,597
1,896 FirstEnergy Corporation 91,596
730 H2O America
a
44,771
2,106 National Fuel Gas Company 173,345
2,707 New Jersey Resources
Corporation 156,708
4,109 NiSource, Inc. 182,563
461 OGE Energy Corporation 21,828
966 Otter Tail Corporation 85,414

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.3% Value
Utilities 0.9% - continued
63,121 PG&E Corporation $ 1,097,043
4,472 Pinnacle West Capital Corporation 451,627
44,815 Portland General Electric
Company 2,210,724
581 PPL Corporation 20,457
949 Public Service Enterprise Group,
Inc. 72,769
1,625 Spire, Inc. 129,773
90,000 UGI Corporation 3,250,800
2,780 Unitil Corporation 149,953
30,557 Vistra Energy Corporation 4,528,242
147 Xcel Energy, Inc. 11,495
Total 39,917,779
Total Common Stock
(cost $840,912,122) 1,169,767,306
Principal
Amount Long-Term Fixed Income 12.9% Value
Asset-Backed Securities 0.4%
522 Funding CLO, Ltd.
$ 925,000
5.503%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
c,d
925,144
Acacia, LLC
900,000
5.440%,  7/15/2041, Ser.
2026-1, Class A
c
899,602
Access Group, Inc.
8,194
4.231%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
8,179
ALLO Issuer, LLC
1,100,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
1,101,816
Balboa Bay Loan Funding, Ltd.
1,000,000
5.679%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
1,003,048
750,000
5.979%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
750,158
Barings CLO, Ltd.
975,000
5.629%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
975,116
Battalion CLO XIV, Ltd.
625,000
5.729%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
625,016
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
515,694
Commonbond Student Loan Trust
7,728
4.339%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
7,670
Federal National Mortgage
Association - REMIC
1,025,000
7.776%,  (SOFR30A +
4.160%), 8/25/2026, Ser.
2026-69, Class MF
d
990,863
FirstLight Issuer, LLC
800,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
c
794,767
Principal
Amount Long-Term Fixed Income  12.9% Value
Asset-Backed Securities 0.4% - continued
Foundation Finance Trust
$ 144,095
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
$ 137,574
Hotwire Funding, LLC
850,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
856,957
Laurel Road Prime Student Loan
Trust
205,910
6.200%,  11/25/2043, Ser.
2018-D, Class A
c,d
195,352
LCM 41, Ltd.
450,000
5.753%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
450,007
Lightpath Fiber Issuer, LLC
1,100,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
c
1,089,515
National Collegiate Trust
84,451
4.058%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
82,822
Oak Street Investment
525,742
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
473,167
Pagaya AI Debt Grantor Trust
775,000
5.245%,  1/16/2034, Ser.
2026-4, Class A2
c
774,266
Palmer Square Loan Funding, Ltd.
575,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
575,530
RR 28, Ltd.
1,375,000
5.403%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
c,d
1,376,951
Sunnova Hestia II Issuer, LLC
967,443
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,e
925,595
Trinitas CLO, Ltd.
1,400,000
5.510%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
c,d
1,401,312
Total 16,936,121
Collateralized Mortgage Obligations 1.3%
A&D Mortgage Trust
392,037
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,f
393,635
Alternative Loan Trust
100,471
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 48,271
Arroyo Mortgage Trust
1,000,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
c
935,209
BINOM Securitization Trust
283,930
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
260,955
CFST Mortgage Trust
750,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,f
751,328
Chase Home Lending Mortgage
Trust
850,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
835,143

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  12.9% Value
Collateralized Mortgage Obligations 1.3% -
continued
CHNGE Mortgage Trust
$ 178,798
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,f
$ 178,196
Citicorp Mortgage Securities, Inc.
327,794
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 281,006
COLT Mortgage Loan Trust
895,070
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
806,058
Countrywide Alternative Loan Trust
113,811
4.124%,  10/25/2035, Ser.
2005-43, Class 4A1
d
99,321
556,426
7.000%,  10/25/2037, Ser.
2007-24, Class A10 170,925
Cross Mortgage Trust
999,534
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
c,f
985,579
CSMC Trust
373,330
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
319,186
Federal Home Loan Mortgage
Corporation - REMIC
954,296
4.000%,  1/25/2051, Ser.
5249, Class LA 935,046
800,000
5.000%,  1/25/2055, Ser.
5490, Class LB 771,121
1,450,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,419,464
775,000
5.250%,  3/25/2055, Ser.
5519, Class CL 749,938
970,150
7.616%,  (SOFR30A +
4.000%), 8/25/2026, Ser.
5567, Class MB
d
981,911
1,550,000
5.000%,  8/25/2055, Ser.
5569, Class BY 1,482,353
1,487,050
5.000%,  9/25/2054, Ser.
5473, Class HL 1,462,893
2,319,944
2.000%,  12/25/2050, Ser.
5051, Class WI
g
298,398
102,907
3.000%,  2/15/2033, Ser.
4170, Class IG
g
5,520
332,248
3.000%,  3/15/2033, Ser.
4180, Class PI
g
22,809
740,820
4.500%,  10/15/2033, Ser.
2695, Class BH 733,896
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 901,619
Federal Home Loan Mortgage
Corporation - SLST
875,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
742,332
Federal National Mortgage
Association - REMIC
1,150,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,123,349
925,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 879,345
1,030,139
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 959,134
717,303
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 594,119
1,698,989
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
224,583
Principal
Amount Long-Term Fixed Income  12.9% Value
Collateralized Mortgage Obligations 1.3% -
continued
$ 88,219
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
$ 922
Flagstar Mortgage Trust
3,815,013
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
3,076,301
366,862
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
327,180
GCAT Trust
433,120
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
394,303
780,078
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
783,248
GS Mortgage-Backed Securities
Trust
1,151,160
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
c,f
1,129,732
864,282
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
727,642
800,000
5.000%,  10/25/2056, Ser.
2026-PJ7, Class A17
c,d
734,613
1,475,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
1,436,896
GSAA Home Equity Trust
1,480,605
4.013%,  8/25/2034, Ser.
2004-10, Class M2
d
1,390,904
GSR Mortgage Loan Trust
489,496
5.173%,  9/25/2034, Ser.
2004-11, Class 2A2
d
479,277
HTAP Issuer Trust
579,038
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
573,533
1,108,627
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
1,105,339
J.P. Morgan Mortgage Trust
753,488
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
606,665
775,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
757,555
557,614
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
472,246
546,682
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,f
539,775
665,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
616,851
Mello Mortgage Capital
Acceptance
806,301
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
645,155
Merrill Lynch Alternative Note
Asset Trust
143,487
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 41,073
MFA Trust
469,024
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c,f
469,632
Morgan Stanley Residential
Mortgage Loan Trust
1,200,000
7.298%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,200,417
New Residential Mortgage Loan
Trust
1,554,929
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,251,899

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  12.9% Value
Collateralized Mortgage Obligations 1.3% -
continued
OBX Trust
$ 575,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
$ 536,554
PMT Loan Trust
1,250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,229,534
1,375,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
1,332,008
Point Securitization Trust
950,000
5.250%,  7/25/2056, Ser.
2026-2, Class A1
c
920,835
1,096,036
5.750%,  10/25/2055, Ser.
2025-2, Class A1
c
1,083,729
PRET Trust
585,774
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,f
565,156
PRET, LLC
850,979
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,f
843,892
Provident Funding Mortgage Trust
1,400,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,302,984
PRPM, LLC
550,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,f
530,871
515,544
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,f
515,099
763,041
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,f
760,020
RCO IX Mortgage, LLC
329,850
5.765%,  5/25/2031, Ser.
2026-2, Class A1
c,f
328,506
Residential Accredit Loans, Inc.
Trust
124,634
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 109,958
Saluda Grade Alternative
Mortgage Trust
490,920
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,f
489,208
709,890
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,f
708,811
Sequoia Mortgage Trust
1,500,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
c,d
1,371,377
750,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
723,783
1,300,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
1,210,443
TRK Trust
437,852
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
388,907
Unlock HEA Trust
466,214
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
464,278
687,833
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
683,499
Verus Securitization Trust
261,384
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
229,591
VOLT CVI, LLC
420,122
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
420,562
Principal
Amount Long-Term Fixed Income  12.9% Value
Collateralized Mortgage Obligations 1.3% -
continued
Vontive Mortgage Trust
$ 1,050,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,f
$ 1,055,597
Total 56,919,002
Commercial Mortgage-Backed Securities 0.2%
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
942,125
BANK
3,943,947
0.410%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
76,637
5,273,753
0.623%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
230,800
BBCMS Mortgage Trust
6,928,999
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
388,005
4,528,718
0.919%,  12/15/2058, Ser.
2025-C39, Class XA
d,g
296,428
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
8,075,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
e
8,118,829
Home Partners of America Trust
807,148
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
727,782
Total 10,780,606
Financials <0.1%
CHL Mortgage Pass-Through Trust
948,019
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 371,871
Countrywide Home Loans, Inc.
149,677
5.750%,  4/25/2037, Ser.
2007-3, Class A27 61,599
Total 433,470
Mortgage-Backed Securities 5.2%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
486,622 5.500%,  12/1/2038 495,918
5,003,170 5.500%,  2/1/2040 5,078,676
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,175,436 2.000%,  1/1/2052 2,514,244
732,083 6.000%,  1/1/2055 756,970
1,909,114 4.500%,  2/1/2056 1,807,686
9,012,489 2.500%,  4/1/2052 7,520,251
1,459,927 2.000%,  5/1/2051 1,155,950
5,475,022 2.500%,  5/1/2051 4,532,754
2,563,689 4.000%,  5/1/2052 2,361,250
1,648,497 5.000%,  7/1/2053 1,607,995
1,271,585 5.500%,  7/1/2053 1,269,623
1,835,230 3.500%,  8/1/2052 1,641,914
1,596,230 5.000%,  8/1/2053 1,563,607
5,037,345 5.500%,  9/1/2053 5,057,896
1,879,983 5.500%,  9/1/2055 1,877,400
7,552,234 5.500%,  9/1/2055 7,529,279
1,909,216 3.500%,  9/1/2047 1,731,768

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  12.9% Value
Mortgage-Backed Securities 5.2% - continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 1,011,004 2.500%,  7/1/2030 $ 976,111
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
345,422 5.500%,  9/1/2039 352,639
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,675,411 3.000%,  12/1/2036 1,567,401
1,421,229 3.000%,  8/1/2038 1,333,326
2,136,806 3.500%,  5/1/2040 2,000,171
1,426,060 2.500%,  4/1/2042 1,255,351
598,696 2.000%,  5/1/2042 513,290
944,045 5.000%,  10/1/2045 920,572
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,640,791 3.000%,  1/1/2052 4,865,510
981,898 2.000%,  2/1/2051 777,449
650,995 2.000%,  2/1/2051 515,446
1,708,067 2.500%,  2/1/2051 1,423,397
2,977,496 5.500%,  2/1/2055 2,979,601
10,300,039 2.000%,  3/1/2051 8,105,225
3,994,480 4.000%,  3/1/2051 3,703,759
945,416 2.000%,  3/1/2052 751,807
6,123,660 3.000%,  3/1/2052 5,282,907
4,979,148 5.500%,  3/1/2055
h
4,953,404
7,631,414 2.000%,  4/1/2051 6,009,933
2,766,185 5.500%,  4/1/2054 2,777,471
3,544,456 3.000%,  5/1/2050 3,033,528
1,190,810 2.000%,  5/1/2051 937,828
2,694,613 3.000%,  5/1/2051 2,357,765
1,109,155 3.500%,  5/1/2052 993,208
6,318,327 2.000%,  6/1/2050 4,988,754
1,913,067 3.000%,  6/1/2050 1,681,171
1,071,825 4.000%,  6/1/2052 983,061
1,129,390 5.000%,  6/1/2053 1,103,388
4,198,111 2.500%,  7/1/2051 3,512,572
1,535,779 3.500%,  7/1/2051 1,378,963
933,824 3.000%,  7/1/2052 809,633
1,540,980 4.000%,  7/1/2052 1,413,369
2,971,981 3.500%,  8/1/2050 2,681,232
4,387,477 3.500%,  8/1/2052 3,896,375
5,339,735 4.500%,  8/1/2052 5,048,847
8,475,492 4.500%,  8/1/2052 8,009,319
2,202,799 5.000%,  8/1/2053 2,151,403
4,661,139 6.000%,  8/1/2054 4,818,956
12,550,000 2.500%,  8/1/2056
h
10,230,073
2,047,660 2.500%,  9/1/2051 1,708,067
2,414,347 3.500%,  9/1/2052 2,168,654
1,271,592 3.500%,  9/1/2052 1,138,357
1,702,202 5.000%,  9/1/2052 1,656,480
2,635,847 4.500%,  9/1/2053 2,497,180
1,603,489 4.500%,  9/1/2053 1,521,704
4,376,228 4.000%,  10/1/2052 4,034,521
1,204,602 2.000%,  11/1/2051 953,749
1,659,851 3.500%,  11/1/2052 1,493,423
4,822,868 2.000%,  12/1/2050 3,822,209
7,436,513 2.500%,  12/1/2051 6,195,431
3,212,469 4.500%,  12/1/2052 3,051,154
150,000 6.000%,  8/1/2041
h
151,652
2,650,000 5.500%,  8/1/2042
h
2,622,454
Principal
Amount Long-Term Fixed Income  12.9% Value
Mortgage-Backed Securities 5.2% - continued
$ 2,232,050 3.500%,  12/1/2047 $ 2,027,526
7,900,000 4.000%,  8/1/2048
h
7,211,095
3,625,000 4.500%,  8/1/2048
h
3,403,614
18,725,000 5.000%,  8/1/2048
h
18,068,987
3,900,000 3.500%,  8/1/2049
h
3,459,269
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,413,306 3.500%,  7/1/2061 1,238,256
2,279,749 4.000%,  12/1/2061 2,054,874
Total 230,076,052
U.S. Government & Agencies 5.8%
U.S. Treasury Bonds
4,000,000 4.750%,  2/15/2056 3,696,250
17,000,000 4.750%,  8/15/2055 15,697,773
4,600,000 1.625%,  11/15/2050 2,275,742
3,300,000 4.750%,  11/15/2053 3,040,898
5,090,000 5.250%,  11/15/2028 5,196,174
1,175,000 4.375%,  5/15/2040 1,102,297
10,800,000 1.375%,  11/15/2040 6,722,156
560,000 3.000%,  5/15/2042 428,728
8,000,000 4.625%,  2/15/2046 7,370,000
15,871,000 2.500%,  5/15/2046 10,412,244
13,950,000 2.875%,  5/15/2049 9,434,232
U.S. Treasury Notes
7,450,000 0.500%,  4/30/2027 7,257,871
7,500,000 3.875%,  5/31/2027 7,485,281
11,000,000 3.500%,  9/30/2027 10,914,492
2,055,000 2.250%,  11/15/2027 2,004,749
9,775,000 3.875%,  12/31/2027 9,726,125
1,700,000 0.750%,  1/31/2028 1,614,734
26,800,000 3.500%,  1/31/2028 26,510,016
21,400,000 2.875%,  5/15/2028 20,890,914
1,100,000 4.375%,  8/31/2028 1,101,934
3,300,000 3.750%,  12/31/2028 3,257,719
8,800,000 3.500%,  9/30/2029 8,581,719
4,002,000 4.000%,  3/31/2030 3,951,193
2,000,000 3.625%,  8/31/2030 1,942,188
40,700,000 3.625%,  9/30/2030 39,507,617
1,900,000 3.625%,  10/31/2030 1,843,000
6,000,000 3.750%,  1/31/2031 5,837,813
1,800,000 3.875%,  4/30/2031 1,758,234
10,000,000 4.125%,  6/30/2031 9,867,188
9,780,000 1.375%,  11/15/2031 8,369,159
10,800,000 4.125%,  11/15/2032 10,567,125
1,200,000 4.500%,  11/15/2033 1,193,766
5,000,000 4.000%,  11/15/2035 4,739,844
3,000,000 4.125%,  2/15/2036 2,866,875
Total 257,166,050
Total Long-Term Fixed Income
(cost $609,473,662) 572,311,301
Shares
i
Private Equity Funds 2.1% Value
Secondary  2.1%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,j
12,467,889
__ ASF IX, LP
*,b,j
12,852,628
__ ASF VIII Sidecar (Cayman), LP
*,b,j
3,337,829
__ Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,j
15,234,254
__ LCP X (Offshore), LP
*,b,j
27,873,833

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
i
Private Equity Funds 2.1% Value
Secondary  2.1% - continued
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,j
$ 20,001,340
__ StepStone Secondary
Opportunities Fund VI Offshore,
LP
*,b,j
2,101,270
Total 93,869,043
Total Private Equity Funds
(cost $65,235,890) 93,869,043
Shares
Collateral Held for Securities
Loaned 0.1% Value
5,878,300 Thrivent Cash Management Trust 5,878,300
Total Collateral Held for
Securities Loaned
(cost $5,878,300) 5,878,300
Shares or
Principal
Amount Short-Term Investments 11.5% Value
Federal Home Loan Bank Discount
Notes
6,300,000 3.615%, 8/21/2026
k,l
6,286,788
9,500,000 3.620%, 8/26/2026
k,l
9,475,334
800,000 3.634%, 8/28/2026
k,l
797,763
5,400,000 3.629%, 9/4/2026
k,l
5,380,837
400,000 3.660%, 9/9/2026
k,l
398,378
1,100,000 3.654%, 9/11/2026
k,l
1,095,316
3,600,000 3.682%, 9/18/2026
k,l
3,582,115
200,000 3.710%, 9/23/2026
k,l
198,905
200,000 3.680%, 9/25/2026
k,l
198,864
3,200,000 3.700%, 10/1/2026
k,l
3,179,692
1,800,000 3.690%, 10/14/2026
k,l
1,786,181
8,400,000 3.710%, 10/16/2026
k,l
8,333,793
700,000 3.800%, 10/21/2026
k,l
694,125
1,700,000 3.700%, 10/26/2026
k,l
1,684,861
State Street Institutional U.S.
Government Money Market
Fund
163,127,163 3.619%
k
163,127,163
Thrivent Core Short-Term Reserve
Fund
30,581,928 3.970% 305,819,286
U.S. Treasury Bills
500,000 3.617%, 9/8/2026
k,m
498,187
100,000 3.645%, 9/15/2026
k,m
99,567
1,100,000 3.607%, 9/29/2026
k,m
1,093,573
400,000 3.792%, 10/22/2026
k,n
396,728
Total Short-Term Investments
(cost $513,999,643) 514,127,456
Total Investments (cost
$3,406,238,739) 100.9% $4,486,311,841
Other Assets and Liabilities, Net
(0.9%) (40,788,065)
Total Net Assets 100.0% $4,445,523,776
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $57,624,680 or 1.3% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2026.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
n At July 31, 2026, $267,791 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of July 31, 2026 was $93,869,043 or
2.11% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 31, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 9,355,423
ASF IX, LP  3/18/2024 10,140,194
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,569,567
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 11,280,000
LCP X (Offshore), LP  10/25/2023 17,148,800
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 14,741,906
StepStone Secondary
Opportunities Fund VI
Offshore, LP  7/9/2026 –

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Moderate Allocation Fund as of
July 31, 2026:
Securities Lending Transactions
Common Stock $ 5,788,927
Total lending $5,788,927
Gross amount payable upon return of
collateral for securities loaned $5,878,300
Net amounts due to counterparty $89,373
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,014,989,785 2,014,989,785 – –
U.S. Unaffiliated 19,487,138 19,487,138 – –
Common Stock
Communications Services 90,936,798 89,314,215 1,622,583 –
Consumer Discretionary 113,135,729 113,135,729 – –
Consumer Staples 34,995,361 34,995,361 – –
Energy 55,843,983 55,843,983 – –
Financials 163,772,768 163,772,768 – –
Health Care 137,389,790 137,389,790 – –
Industrials 143,647,137 143,647,137 – –
Information Technology 318,136,395 306,560,183 11,576,212 –
Materials 37,857,651 37,857,651 – –
Real Estate 34,133,915 34,133,915 – –
Utilities 39,917,779 39,917,779 – –
Long-Term Fixed Income
Asset-Backed Securities 16,936,121 – 16,936,121 –
Collateralized Mortgage Obligations 56,919,002 – 56,919,002 –
Commercial Mortgage-Backed Securities 10,780,606 – 10,780,606 –
Financials 433,470 – 433,470 –
Mortgage-Backed Securities 230,076,052 – 230,076,052 –
U.S. Government & Agencies 257,166,050 – 257,166,050 –
Private Equity Funds
Secondary 93,869,043 – – 93,869,043
Short-Term Investments 208,308,170 163,127,163 45,181,007 –
Subtotal Investments in Securities $4,078,732,743 $3,354,172,597 $630,691,103 $93,869,043
Other Investments  * Total
Affiliated Short-Term Investments 305,819,286
U.S. Affiliated Registered Investment Cos. 95,881,512
Collateral Held for Securities Loaned 5,878,300
Subtotal Other Investments $407,579,098
Total Investments at Value $4,486,311,841
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,378,540 6,378,540 – –
Credit Default Swaps 701,209 – 701,209 –
Total Asset Derivatives $7,079,749 $6,378,540 $701,209 $–
Liability Derivatives
Futures Contracts 4,098,707 4,098,707 – –
Total Liability Derivatives $4,098,707 $4,098,707 $– $–

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Asset Backed Securities Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, and U.S. Treasury yields.
Unobservable inputs were weighted by the relative fair value of the instruments. Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
07/31/2026
Private Equity Funds
 Secondary $73,853,586 $- $12,155,457 $12,313,952 ($4,453,952) $- $- $93,869,043
Total  $73,853,586 $- $12,155,457 $12,313,952 ($4,453,952) $- $- $93,869,043
 Investments in Securities
Ending
Value 07/31/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $93,869,043
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $93,869,043

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
at
The following table presents Moderate Allocation Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling $43,265,952 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 371 September 2026 $ 40,442,925 ( $ 374,925)
CBOT 2-Yr. U.S. Treasury Note 376 September 2026 77,509,858 (200,731)
CBOT 5-Yr. U.S. Treasury Note 481 September 2026 51,312,310 (337,585)
CBOT U.S. Long Bond 246 September 2026 27,231,745 (586,870)
CME E-mini Russell 2000 Index 11 September 2026 1,635,465 (19,565)
CME E-mini S&P 500 Index 939 September 2026 350,272,233 2,756,555
CME E-mini S&P Mid-Cap 400 Index 2 September 2026 764,542 (9,962)
CME Ultra Long Term U.S. Treasury Bond 195 September 2026 21,992,757 (603,695)
ICE mini MSCI EAFE Index 771 September 2026 121,037,443 1,640,222
Ultra 10-Yr. U.S. Treasury Note 189 September 2026 20,985,273 (251,381)
Total Futures Long Contracts $ 713,184,551 $ 2,012,063
CME E-mini Russell 2000 Index (1,135) September 2026 ( $ 166,960,412) $ 228,912
CME E-mini S&P Mid-Cap 400 Index (51) September 2026 (19,377,491) 135,701
Eurex Euro STOXX 50 Index (693) September 2026 (49,326,621) (1,713,993)
ICE US mini MSCI Emerging Markets Index (356) September 2026 (30,850,090) 1,617,150
Total Futures Short Contracts ( $ 266,514,614) $267,770
Total Futures Contracts $ 446,669,937 $2,279,833
The following table presents Moderate Allocation Fund's credit default swap contracts held as of July 31, 2026. Investments totaling $1,691,327 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 18,883,260) $ – $ 701,209 $ 701,209
Total Credit Default Swaps $– $701,209 $701,209
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $65,143 $2,714 $5,665 $61,799 7,063 1.4%
Core Emerging Markets Equity 27,530 893 – 34,082 2,331 0.8
Core High Yield Bond – 89,634 – 88,642 4,502 2.0
Core Investment Grade Corporate Bond – 150,724 – 146,049 7,587 3.3
Global Stock, Class S 105,963 10,932 – 119,346 3,674 2.7
High Yield, Class S 47,939 2,258 – 49,449 2,926 1.1
Income, Class S 128,825 4,470 2,690 125,842 7,831 2.8
International Equity, Class S 179,684 12,257 – 211,663 14,781 4.7
International Large Cap ETF
1
15,583 2,569 – 18,537 726 0.4
International Small Cap ETF – 3,002 – 2,987 129 0.1
Large Cap Growth, Class S 499,226 14,766 – 500,857 19,907 11.2
Large Cap Value, Class S 411,196 22,312 – 489,595 12,987 11.0
Mid Cap Stock, Class S 91,013 10,354 – 110,052 2,760 2.5
Mid Cap Value ETF
2
– 14,524 – 16,998 954 0.4
Short-Term Bond, Class S 73,945 2,447 1,705 73,734 5,937 1.7
Small Cap Stock, Class S 43,711 1,043 – 52,260 1,398 1.2
Small Cap Value ETF
3
7,180 849 0 8,979 280 0.2
Total Affiliated Registered Investment
Companies 1,696,938 2,110,871 47.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 416,780 93,190 204,170 305,819 30,582 6.9
Total Affiliated Short-Term Investments 416,780 305,819 6.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,112 214,203 221,436 5,879 5,878 0.1
Total Collateral Held for Securities Loaned 13,112 5,879 0.1
Total Value $2,126,830 $2,422,569
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.
2 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
3 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderate Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(721) $328 $– $2,714
Core Emerging Markets Equity – 5,659 – 892
Core High Yield Bond – (992) – 2,270
Core Investment Grade Corporate Bond – (4,675) – 2,868
Global Stock, Class S – 2,451 9,182 1,751
High Yield, Class S – (748) – 2,257
Income, Class S (402) (4,361) – 4,470
International Equity, Class S – 19,722 7,196 5,060
International Large Cap ETF
1
– 385 1,645 924
International Small Cap ETF – (15) – –
Large Cap Growth, Class S – (13,135) 14,766 –
Large Cap Value, Class S – 56,087 17,077 5,235
Mid Cap Stock, Class S – 8,685 9,913 440
Mid Cap Value ETF
2
– 2,474 – 17
Short-Term Bond, Class S (13) (940) – 2,448
Small Cap Stock, Class S – 7,506 865 179
Small Cap Value ETF
3
– 950 688 183
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 20 (1) – 11,072
Total Income/Non Cash Income from Affiliated Investments $42,780
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total $(1,116) $79,380 $ 61,332
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.
2 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
3 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   52.0% Value
U.S. Affiliated   51.5%
4,000,328 Thrivent Core Emerging Markets
Debt Fund $ 35,002,871
7,954,298 Thrivent Core Emerging Markets
Equity Fund 116,291,834
2,548,338 Thrivent Core High Yield Bond
Fund 50,176,766
4,294,676 Thrivent Core Investment Grade
Corporate Bond Fund 82,672,519
9,394,523 Thrivent Global Stock Fund, Class
S 305,134,099
1,656,172 Thrivent High Yield Fund, Class S 27,989,308
4,436,002 Thrivent Income Fund, Class S 71,286,554
29,647,038 Thrivent International Equity Fund,
Class S 424,545,578
7,666,035 Thrivent International Large Cap
ETF 195,866,428
324,144 Thrivent International Small Cap
ETF 7,526,559
25,289,256 Thrivent Large Cap Growth Fund,
Class S 636,277,685
15,254,097 Thrivent Large Cap Value Fund,
Class S 575,079,440
5,714,250 Thrivent Mid Cap Stock Fund,
Class S 227,884,308
2,675,250 Thrivent Mid Cap Value ETF 47,665,732
3,360,179 Thrivent Short-Term Bond Fund,
Class S 41,733,419
2,571,290 Thrivent Small Cap Stock Fund,
Class S 96,089,125
961,953 Thrivent Small Cap Value ETF 30,891,966
Total 2,972,114,191
U.S. Unaffiliated   0.5%
12,106 Invesco QQQ Trust Series 1
a
8,328,807
1,945 iShares Biotechnology ETF 362,568
975 iShares Russell 2000 Growth ETF 361,403
1,007 iShares Semiconductor ETF 508,424
24,573 State Street SPDR S&P 500 ETF
Trust 18,356,768
3,217 State Street SPDR S&P 600 Small
Cap Growth ETF 370,663
12,157 State Street SPDR S&P Biotech
ETF 1,787,201
Total 30,075,834
Total Registered Investment
Companies (cost $1,878,858,843) 3,002,190,025
Shares Common Stock 29.7% Value
Communications Services 2.2%
95,160 Alphabet, Inc., Class A 33,889,331
111,733 Alphabet, Inc., Class C 39,849,574
85,815 AT&T, Inc. 1,995,199
437 Cable One, Inc.
b
17,476
1,542 CarGurus, Inc.
b
55,882
273 Charter Communications, Inc.
b
39,580
129,987 Comcast Corporation 3,114,488
6,382 Gogo, Inc.
b
26,677
1,454 Liberty Capital Corporation
b
33,689
16,176 Liberty Global, Ltd., Class A
b
171,627
602 Liberty Media Corporation-Liberty
Formula One
b
59,074
16,335 Lumen Technologies, Inc.
b
104,217
Shares Common Stock  29.7% Value
Communications Services 2.2% - continued
183 Madison Square Garden Sports
Corporation
b
$ 72,043
1,287 Match Group, Inc. 50,721
48,101 Meta Platforms, Inc. 26,778,308
47,851 Netflix, Inc.
b
3,431,395
4,554 New York Times Company 341,049
460 Omnicom Group, Inc. 36,202
4,909 Reddit, Inc.
b
690,549
4,341 ROBLOX Corporation
b
154,540
387 Space Exploration Technologies
Corporation
a,b
41,939
1,579 Spotify Technology SA
b
789,405
11,804 Taboola.com, Ltd.
b
59,138
12,420 Trade Desk, Inc.
b
224,057
133,108 Universal Music Group NV 2,196,223
3,934 Versant Media Group, Inc. 141,585
26,248 Walt Disney Company 2,524,795
159,388 Warner Brothers Discovery, Inc.
b
4,191,904
176,406 Warner Music Group Corporation 4,579,500
18,582 ZoomInfo Technologies, Inc.
b
61,321
Total 125,721,488
Consumer Discretionary 2.9%
1,131 Abercrombie & Fitch Company
b
112,580
3,885 Adient plc
b
81,740
112,103 ADT, Inc. 856,467
11,649 Advance Auto Parts, Inc. 646,986
30,421 Airbnb, Inc.
b
4,609,390
223,030 Amazon.com, Inc.
b
60,570,487
6,137 American Eagle Outfitters, Inc. 105,434
49,816 Aptiv plc
b
2,813,110
3,631 Aramark 206,858
110 AutoNation, Inc.
b
23,364
57 AutoZone, Inc.
b
171,926
6,901 Bath & Body Works, Inc. 138,848
648 Best Buy Company, Inc. 55,897
11,204 Boot Barn Holdings, Inc.
b
1,669,284
11,570 BorgWarner, Inc. 737,472
151 Bright Horizons Family Solutions,
Inc.
b
11,256
660 Brunswick Corporation 52,140
1,890 Buckle, Inc. 82,725
170 Burlington Stores, Inc.
b
62,642
6,068 CarMax, Inc.
b
347,454
3,554 Carnival Corporation, Ltd. 98,837
65 Cavco Industries, Inc.
b
35,557
1,515 Champion Homes, Inc.
b
120,609
4,522 Chewy, Inc.
b
102,197
1,378 Chipotle Mexican Grill, Inc.
b
51,289
27,873 D.R. Horton, Inc. 3,987,511
3,780 Dana, Inc. 101,795
1,941 Deckers Outdoor Corporation
b
188,044
3,685 DoorDash, Inc.
b
722,850
1,043 eBay, Inc. 118,912
22,841 Etsy, Inc.
b
1,865,653
11,775 Five Below, Inc.
b
2,556,706
961 Flutter Entertainment plc
b
100,396
17,030 Ford Motor Company 250,000
7,138 Frontdoor, Inc.
b
518,433
713 Gap, Inc. 14,324
4,570 Garmin, Ltd. 1,342,575
31,176 Garrett Motion, Inc. 971,132
57,061 General Motors Company 5,070,440
6,623 Gentex Corporation 154,713
67 Genuine Parts Company 8,333

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.7% Value
Consumer Discretionary 2.9% - continued
345 GigaCloud Technology, Inc.
b
$ 15,090
10,376 Goodyear Tire & Rubber
Company
b
72,113
754 Grand Canyon Education, Inc.
b
109,586
5,287 Hasbro, Inc. 496,661
18,140 Hilton Worldwide Holdings, Inc. 5,813,689
8,768 Home Depot, Inc. 2,910,625
8,801 Installed Building Products, Inc. 1,962,095
4,340 Kohl's Corporation 83,068
14,681 Laureate Education, Inc.
b
562,429
2,895 Lear Corporation 378,203
1,063 Lennar Corporation 87,538
34,431 Levi Strauss & Company 844,248
57,350 Life Time Group Holdings, Inc.
b
2,586,485
137 Lithia Motors, Inc. 52,803
1,499 LKQ Corporation 33,653
32,192 Lowe's Companies, Inc. 6,689,820
1,020 Lululemon Athletica, Inc.
b
121,247
272 M/I Homes, Inc.
b
39,747
10,065 Macy's, Inc. 249,813
10,680 Mattel, Inc.
b
161,161
8,938 Mobileye Global, Inc.
b
70,968
4,359 Mohawk Industries, Inc.
b
536,593
4,376 Monarch Casino & Resort, Inc. 537,154
2,119 Murphy USA, Inc. 1,287,843
7 NVR, Inc.
b
43,029
14,010 Ollie's Bargain Outlet Holdings,
Inc.
b
1,029,315
32,838 O'Reilly Automotive, Inc.
b
2,934,075
29,997 Pattern Group, Inc.
b
690,531
3,938 PENN Entertainment, Inc.
b
80,847
3,691 Perdoceo Education Corporation 117,411
240 Pool Corporation 44,570
1,432 PulteGroup, Inc. 181,105
294 Ralph Lauren Corporation 111,820
1,101 RH
b
182,238
30,382 Ross Stores, Inc. 7,628,009
14,516 SharkNinja, Inc.
b
2,348,253
10,243 Sonos, Inc.
b
150,162
166,136 Sony Group Corporation ADR 3,864,323
897 Strategic Education, Inc. 73,554
8,028 Tapestry, Inc. 1,223,226
31,335 Tesla, Inc.
b
9,751,765
14,276 Texas Roadhouse, Inc. 2,932,861
26,900 TJX Companies, Inc. 4,232,446
3,226 Toll Brothers, Inc. 470,641
1,241 Tractor Supply Company 38,186
270 Ulta Beauty, Inc.
b
138,464
28,376 Universal Technical Institute, Inc.
b
1,115,461
3,653 Urban Outfitters, Inc.
b
270,980
3,490 Versigent plc
b
144,312
1,627 Victoria's Secret & Company
b
144,282
41,446 Viking Holdings, Ltd.
b
4,324,890
619 Visteon Corporation 64,710
895 Williams-Sonoma, Inc. 204,651
59,398 Wyndham Hotels & Resorts, Inc. 4,446,534
20,358 Wynn Resorts, Ltd. 2,021,753
2,373 YETI Holdings, Inc.
b
116,135
49 Yum! Brands, Inc. 7,511
Total 168,567,048
Consumer Staples 0.9%
49,939 BellRing Brands, Inc.
b
618,744
800 BJ's Wholesale Club Holdings,
Inc.
b
78,224
Shares Common Stock  29.7% Value
Consumer Staples 0.9% - continued
29,469 British American Tobacco plc ADR $ 1,787,295
1,133 Campbell's Company
a
24,903
1,685 Casey's General Stores, Inc. 1,467,635
318 Celsius Holdings, Inc.
b
9,289
5,748 Central Garden & Pet Company,
Class A
b
217,907
17,332 Chefs' Warehouse, Inc.
b
1,999,246
575 Church & Dwight Company, Inc. 56,816
43,406 Coca-Cola Company 3,801,932
7,938 Colgate-Palmolive Company 724,739
18,216 Conagra Brands, Inc. 264,314
274 Constellation Brands, Inc. 35,683
788 Costco Wholesale Corporation 750,089
43,094 Darling Ingredients, Inc.
b
2,613,220
761 Dollar General Corporation 96,685
638 Dollar Tree, Inc.
b
81,160
109 Hershey Company 19,080
2,301 Hormel Foods Corporation 57,548
395 Ingles Markets, Inc. 35,554
2,043 J.M. Smucker Company 243,648
8,587 John B. Sanfilippo & Son, Inc. 710,660
200,847 Keurig Dr Pepper, Inc. 6,250,359
2,814 Kraft Heinz Company 72,742
854 Maplebear, Inc.
b
38,088
323 Marzetti Company 34,519
25,379 PepsiCo, Inc. 3,541,893
876 Performance Food Group
Company
b
100,206
1,916 Procter & Gamble Company 276,843
19 Seaboard Corporation 83,852
4,447 Smithfield Foods, Inc. 115,800
54 Sprouts Farmers Markets, Inc.
b
4,707
101,039 Sysco Corporation 8,612,564
226 Target Corporation 32,655
31,963 Turning Point Brands, Inc. 2,384,759
2,626 Tyson Foods, Inc. 152,203
122,474 Unilever plc ADR 7,766,076
1,445 US Foods Holding Corporation
b
145,353
465 Vita Coco Company, Inc.
b
30,662
54,629 Walmart, Inc. 6,074,745
640 WD-40 Company 145,370
Total 51,557,767
Energy 1.4%
81,774 Antero Midstream Corporation 1,796,575
6,436 Antero Resources Corporation
b
232,597
1,432 APA Corporation 53,442
843 Archrock, Inc. 30,146
289 Baker Hughes Company 17,482
274 California Resources Corporation 14,418
2,885 Cheniere Energy, Inc. 760,399
25,628 Chevron Corporation 5,044,359
2,622 Chord Energy Corporation 368,076
2,039 CNX Resources Corporation
b
72,996
93,414 ConocoPhillips 11,254,519
169,824 Devon Energy Corporation 7,664,157
25,549 DHT Holdings, Inc. 474,445
518 Diamondback Energy, Inc. 105,128
7,703 Dorian LPG, Ltd. 365,276
2,344 DT Midstream, Inc. 323,472
216,232 Enterprise Products Partners, LP 8,227,628
6,982 EOG Resources, Inc. 1,038,154
1,433 EQT Corporation 76,365
5,375 Expand Energy Corporation 505,411
125,455 ExxonMobil Holdings Corporation 19,500,725

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.7% Value
Energy 1.4% - continued
2,834 Gulfport Energy Corporation
b
$ 457,323
159,239 Halliburton Company 5,135,458
897 Hess Midstream, LP 36,625
6,872 HF Sinclair Corporation 628,582
8,591 Kinder Morgan, Inc. 276,458
2,279 Kodiak Gas Services, Inc. 133,800
20,462 Marathon Petroleum Corporation 6,475,609
20,286 Matador Resources Company 1,012,069
3,671 Occidental Petroleum Corporation 209,504
483 Oceaneering International, Inc.
b
23,561
270 ONEOK, Inc. 24,519
7,140 Ovintiv, Inc. 445,964
464 Par Pacific Holdings, Inc.
b
39,918
101,857 Patterson-UTI Energy, Inc. 1,067,461
1,879 PBF Energy, Inc. 135,814
138,411 Permian Resources Corporation 2,949,538
1,430 Phillips 66 302,702
2,855 Range Resources Corporation 114,600
1,115 Scorpio Tankers, Inc. 86,814
6,354 SM Energy Company 206,632
11,479 Talos Energy, Inc.
b
174,251
30,632 TechnipFMC plc 2,195,089
774 Teekay Tankers, Ltd. 61,432
34,908 Transocean, Ltd.
b
185,711
87 Valero Energy Corporation 27,222
1,698 Viper Energy, Inc. 75,748
Total 80,408,174
Financials 4.2%
514 Acadian Asset Management, Inc. 44,456
4,466 Affiliated Managers Group, Inc. 1,637,816
1,312 Affirm Holdings, Inc.
b
93,821
9,595 AGNC Investment Corporation 102,283
14,041 Allstate Corporation 3,707,947
30,434 Ally Financial, Inc. 1,318,705
9,757 American Express Company 3,280,791
7,139 American Financial Group, Inc. 1,011,739
71,102 American International Group, Inc. 5,587,195
2,289 Ameriprise Financial, Inc. 1,249,428
578 Ameris Bancorp 50,407
15,463 Arch Capital Group, Ltd.
b
1,554,495
27,808 Associated Banc-Corp 858,711
691 Assurant, Inc. 192,920
2,020 Assured Guaranty, Ltd. 167,094
14,102 Atlantic Union Bankshares
Corporation 598,348
1,056 Avidia Bancorp, Inc. 23,549
1,950 Axis Capital Holdings, Ltd. 205,374
9,682 Banc of California, Inc. 185,410
292,323 Bank of America Corporation 18,109,410
2,364 Bank of Marin Bancorp 68,934
160 Bank of N.T. Butterfield & Son, Ltd. 9,806
59,914 Bank of New York Mellon
Corporation 9,366,356
927 Bank OZK 47,555
2,883 BankUnited, Inc. 134,492
1,829 Banner Corporation 128,780
1,824 Bar Harbor Bankshares 72,431
1,313 BayCom Corporation 39,626
25,095 Beacon Financial Corporation 790,743
21,842 Berkshire Hathaway, Inc.
b
11,173,057
102,438 BGC Group, Inc. 1,180,086
3,487 BlackRock, Inc. 3,802,190
1,797 Bladex, Inc. 105,214
383 Block, Inc.
b
31,115
Shares Common Stock  29.7% Value
Financials 4.2% - continued
7,242 Blue Owl Capital, Inc. $ 74,593
469 Bread Financial Holdings, Inc. 50,685
24,882 Bridgewater Bancshares, Inc.
b
509,583
21,211 Byline Bancorp, Inc. 832,956
569 C&F Financial Corporation
a
46,994
50,742 Capital One Financial Corporation 10,605,585
186 Cathay General Bancorp 11,753
109 Central Pacific Financial
Corporation 4,295
107,800 Charles Schwab Corporation 11,344,872
392 Chemung Financial Corporation 31,944
2,042 ChoiceOne Financial Services, Inc. 69,489
17,396 Chubb, Ltd. 6,100,429
34 Cincinnati Financial Corporation 6,041
19,543 Citigroup, Inc. 2,588,470
2,167 Citizens Financial Group, Inc. 155,266
457 Citizens Financial Services, Inc. 35,427
2,873 Civista Bancshares, Inc. 83,489
5,435 CNB Financial Corporation 190,768
6,565 CNO Financial Group, Inc. 361,666
2,026 Colony Bankcorp, Inc. 44,410
10,742 Columbia Banking System, Inc. 335,902
1,468 Commerce Bancshares, Inc. 87,008
59 Community Financial System, Inc. 3,824
6,353 Community Trust Bancorp, Inc. 498,393
8,351 ConnectOne Bancorp, Inc. 275,082
48 Corpay, Inc.
b
18,341
822 Cullen/Frost Bankers, Inc. 136,731
10,191 Customers Bancorp, Inc.
b
801,828
5,141 Dynex Capital, Inc. 65,342
1,595 Eagle Bancorp Montana, Inc. 37,371
7,316 East West Bancorp, Inc. 958,396
1,396 Eastern Bankshares, Inc. 32,052
597 Encore Capital Group, Inc.
b
56,166
6,737 Enova International, Inc.
b
1,712,141
891 Equity Bancshares, Inc. 45,156
14,021 Essent Group, Ltd. 924,825
755 Euronet Worldwide, Inc.
b
53,854
674 Evercore, Inc. 216,057
8,565 F.N.B. Corporation 161,879
2,429 Farmers & Merchants Bancorp,
Inc./Archbold, OH 81,031
2,707 Farmers National Banc
Corporation 42,933
3,934 Federal Agricultural Mortgage
Corporation 895,378
3,936 Federated Hermes, Inc. 236,003
659 Fidelity National Financial, Inc. 33,998
2,490 Fidelity National Information
Services, Inc. 111,477
2,473 Fifth Third Bancorp 139,725
5,375 Financial Institutions, Inc. 222,848
10,059 First American Financial
Corporation 754,324
921 First Bancorp/Puerto Rico 26,645
4,175 First Bank/Hamilton, NJ 77,363
4,168 First Busey Corporation 128,624
15 First Citizens BancShares, Inc./NC 32,800
688 First Financial Bankshares, Inc. 24,176
279 First Hawaiian, Inc. 7,753
10,751 First Horizon Corporation 275,656
3,121 First Merchants Corporation 134,640
1,501 First Mid-Illinois Bancshares, Inc. 78,187
138 FirstCash Holdings, Inc. 28,153
3,317 Fiserv, Inc.
b
178,919
1,404 Flagstar Bank NA 19,965

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.7% Value
Financials 4.2% - continued
1,409 Flywire Corporation
b
$ 22,558
410 Franklin Resources, Inc. 13,883
1,937 Fulton Financial Corporation 47,127
129,134 Genworth Financial, Inc.
b
1,269,387
1,050 Glacier Bancorp, Inc. 51,755
737 Global Life, Inc. 134,318
456 Global Payments, Inc. 38,340
7,853 Goosehead Insurance, Inc.
b
486,886
1,260 Hamilton Insurance Group, Ltd. 45,310
789 Hamilton Lane, Inc. 70,150
736 Hancock Whitney Corporation 56,672
14,688 Hanmi Financial Corporation 468,253
872 Hanover Bancorp, Inc. 22,886
399 Hanover Insurance Group, Inc. 92,819
2,946 Happen, Inc.
b
56,386
891 Hartford Insurance Group, Inc. 126,442
2,731 Hilltop Holdings, Inc. 107,711
1,579 Home BancShares, Inc. 49,060
5,853 Hometrust Bancshares, Inc. 299,615
4,848 Horizon Bancorp, Inc. 99,142
7,081 Houlihan Lokey, Inc. 888,595
175,025 Huntington Bancshares, Inc./OH 2,982,426
806 Independent Bank Corporation/MA 67,567
6,461 Independent Bank Corporation/MI 246,810
380 Interactive Brokers Group, Inc. 33,436
57,025 Intercontinental Exchange, Inc. 8,695,172
2,019 International Bancshares
Corporation 154,534
5,724 Invesco, Ltd. 169,430
2,125 Investar Holding Corporation 64,005
2,566 Jackson Financial, Inc. 313,770
2,628 Jefferies Financial Group, Inc. 143,489
68,768 JPMorgan Chase & Company 24,191,895
9,992 Kearny Financial Corporation/MD 95,823
7,706 Kemper Corporation 218,696
5,268 KeyCorp 119,004
1,976 Lazard, Inc. 83,743
2,713 Lincoln National Corporation 123,740
964 Loews Corporation 111,834
1,823 M&T Bank Corporation 448,987
5,585 Marex Group, Ltd. 362,578
95 Markel Group, Inc.
b
178,822
754 MarketAxess Holdings, Inc. 122,374
3,450 Marsh & McLennan Companies,
Inc. 654,431
6,963 Mastercard, Inc. 3,990,495
2,949 Mercury General Corporation 315,897
58,450 MetLife, Inc. 5,618,799
36,618 MGIC Investment Corporation 1,100,005
1,159 Miami International Holdings, Inc.
b
54,519
75,266 Morgan Stanley 15,837,472
1,260 Morningstar, Inc. 242,638
13,212 Nasdaq, Inc. 1,244,438
1,174 National Bankshares, Inc. 47,664
2,550 NBT Bancorp, Inc. 134,258
5,286 Neptune Insurance Holdings, Inc.
b
167,619
2,530 NerdWallet, Inc.
b
22,770
20,086 NMI Holdings, Inc.
b
889,810
2,725 Northeast Community Bancorp,
Inc. 72,758
2,879 Northern Trust Corporation 524,525
3,633 Northpointe Bancshares, Inc. 63,578
7,822 Northwest Bancshares, Inc. 123,118
2,530 OFG Bancorp 133,736
64,439 Old National Bancorp 1,716,655
Shares Common Stock  29.7% Value
Financials 4.2% - continued
31,382 Old Republic International
Corporation $ 1,356,016
30,882 Old Second Bancorp, Inc. 781,006
3,430 OneMain Holdings, Inc. 214,649
9,240 Oportun Financial Corporation
b
51,190
425 Orange County Bancorp, Inc. 16,256
8,629 Orrstown Financial Services, Inc. 368,717
17,114 Oscar Health, Inc.
b
534,299
883 Palomar Holdings, Inc.
b
118,137
2,269 Parke Bancorp, Inc. 77,486
1,398 Paymentus Holdings, Inc.
b
47,672
1,534 PayPal Holdings, Inc. 87,760
1,734 PCB Bancorp 48,327
340 Peoples Bancorp of North
Carolina, Inc. 14,620
3,496 Pinnacle Financial Partners, Inc. 367,884
1,260 Piper Sandler Companies 95,508
623 PNC Financial Services Group,
Inc. 155,669
2,109 Popular, Inc. 369,518
3,302 Prosperity Bancshares, Inc. 247,221
4,365 Provident Financial Services, Inc. 107,728
1,484 Prudential Financial, Inc. 181,167
8,319 Radian Group, Inc. 324,358
1,387 RBB Bancorp 36,575
1,915 Regions Financial Corporation 59,269
8,065 Reinsurance Group of America,
Inc. 1,910,195
1,174 RenaissanceRe Holdings, Ltd. 375,657
413 Renasant Corporation 17,994
503 RLI Corporation 30,804
28,300 Robinhood Markets, Inc.
b
2,449,648
5,400 Rocket Companies, Inc.
b
69,660
78 S&P Global, Inc. 32,131
40,720 SEI Investments Company 4,193,346
574 Selective Insurance Group, Inc. 54,409
274 ServisFirst Bancshares, Inc. 24,523
18,626 Simmons First National
Corporation 439,387
8,039 SouthState Bank Corporation 844,819
1,471 Starwood Property Trust, Inc. 23,507
1,534 State Street Corporation 282,501
6,558 Stifel Financial Corporation 543,724
11,174 Stock Yards Bancorp, Inc. 950,907
6,375 StoneX Group, Inc.
b
488,134
277 Texas Capital Bancshares, Inc. 27,381
1,619 Third Coast Bancshares, Inc.
b
70,977
1,135 Timberland Bancorp, Inc./WA 50,882
3,203 Toast, Inc.
b
103,361
1,072 Tompkins Financial Corporation 107,028
3,227 Towne Bank/Portsmouth, VA 122,336
1,583 TPG RE Finance Trust, Inc. 12,617
1,447 TPG, Inc. 63,176
1,265 Tradeweb Markets, Inc. 127,133
30,163 Triumph Financial, Inc.
b
2,290,277
23,109 Truist Financial Corporation 1,197,971
8,617 U.S. Bancorp 542,957
1,532 UMB Financial Corporation 223,258
1,411 United Bankshares, Inc. 68,363
16,305 United Community Banks, Inc. 577,849
702 Unity Bancorp, Inc. 41,341
5,889 Universal Insurance Holdings, Inc. 257,408
1,030 Univest Financial Corporation 45,567
5,617 Unum Group 483,680
38,942 Valley National Bancorp 556,481

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.7% Value
Financials 4.2% - continued
2,915 Virtu Financial, Inc. $ 171,198
24,828 Visa, Inc. 9,090,276
947 Voya Financial, Inc. 94,160
190,439 Wells Fargo & Company 16,463,452
3,983 WesBanco, Inc. 164,817
2,193 West Bancorporation, Inc. 61,514
3,999 Western Alliance Bancorp 321,880
11,771 Western Union Company 74,864
189 WEX, Inc.
b
35,335
5,437 Wintrust Financial Corporation 867,419
1,728 WisdomTree, Inc. 33,471
585 WSFS Financial Corporation 46,917
16,741 Zions Bancorp NA 1,166,848
Total 240,315,132
Health Care 3.5%
28,054 AbbVie, Inc. 7,039,871
4,389 Acadia Healthcare Company, Inc.
b
130,002
3,925 Adaptive Biotechnologies
Corporation
b
88,587
20,247 Agilent Technologies, Inc. 2,801,577
985 Agios Pharmaceuticals, Inc.
b
29,570
628 Align Technology, Inc.
b
106,232
34,368 Alignment Healthcare, Inc.
b
510,365
16,813 Amgen, Inc. 6,475,695
2,032 Anika Therapeutics, Inc.
b
39,177
3,082 Arcus Biosciences, Inc.
b
86,882
1,085 Argenx SE ADR
b
926,395
43,237 Avantor, Inc.
b
595,806
632 Azenta, Inc.
b
17,778
105 Becton, Dickinson and Company 17,390
22,660 BioLife Solutions, Inc.
b
708,805
18,990 BioMarin Pharmaceutical, Inc.
b
1,139,780
236 Bio-Rad Laboratories, Inc.
b
76,813
58,289 Boston Scientific Corporation
b
2,723,845
8,781 BridgeBio Pharma, Inc.
b
703,270
34,005 BrightSpring Health Services, Inc.
b
2,030,439
45,622 Bristol-Myers Squibb Company 2,979,573
404 Bruker Corporation 25,387
482 Cardinal Health, Inc. 110,874
15,235 Cencora, Inc. 4,743,265
1,720 Centene Corporation
b
107,018
926 Charles River Laboratories
International, Inc.
b
215,304
2,995 Chemed Corporation 1,594,089
28,907 Cigna Group 8,066,498
20,549 Concentra Group Holdings Parent,
Inc. 650,376
5,137 Cooper Companies, Inc.
b
371,508
11,094 CVS Health Corporation 1,158,546
31,512 Danaher Corporation 6,144,210
2,879 Denali Therapeutics, Inc.
b
66,275
7,158 Dentsply Sirona, Inc. 95,702
4,342 Dexcom, Inc.
b
362,340
4,168 Doximity, Inc.
b
87,153
2,485 Edwards Lifesciences
Corporation
b
213,884
29,101 Elanco Animal Health, Inc.
b
767,393
1,282 Elevance Health, Inc. 481,827
9,966 Eli Lilly & Company 11,449,339
18,152 Encompass Health Corporation 2,016,143
5,235 Enovis Corporation
b
152,600
1,152 Envista Holdings Corporation
b
31,461
4,579 Exelixis, Inc.
b
242,824
8,288 Fortrea Holdings, Inc.
b
158,881
Shares Common Stock  29.7% Value
Health Care 3.5% - continued
1,938 Fulcrum Therapeutics, Inc.
b
$ 6,938
382 GE HealthCare Technologies, Inc. 25,984
7,158 GeneDx Holdings Corporation
b
466,057
37,514 Gilead Sciences, Inc. 4,884,698
2,015 Globus Medical, Inc.
b
158,762
8,337 Guardant Health, Inc.
b
1,350,511
10,584 Harmony Biosciences Holdings,
Inc.
b
372,980
670 Henry Schein, Inc.
b
57,452
114 Humana, Inc. 41,480
33,028 ICON plc
b
5,402,225
3,914 ICU Medical, Inc.
b
659,548
2,413 IDEXX Laboratories, Inc.
b
1,349,036
3,841 Illumina, Inc.
b
787,789
1,737 Innoviva, Inc.
b
36,425
1,363 Insmed, Inc.
b
134,392
3,819 Insulet Corporation
b
631,472
2,891 Integra LifeSciences Holdings
Corporation
b
48,135
14,963 Intuitive Surgical, Inc.
b
5,286,877
9,466 Ionis Pharmaceuticals, Inc.
b
490,055
782 IQVIA Holding, Inc.
b
183,786
8,720 Janux Therapeutics, Inc.
b
132,282
8,914 Jazz Pharmaceuticals, Inc.
b
2,253,994
78,420 Johnson & Johnson 20,102,967
474 Kiniksa Pharmaceuticals
International plc
b
35,237
30,001 Labcorp Holdings, Inc. 9,276,309
17,744 LivaNova plc
b
1,422,004
572 Medline, Inc.
b
22,468
5,043 Medpace Holdings, Inc.
b
2,910,366
49,090 Medtronic plc 4,191,795
127,336 Merck & Company, Inc. 16,579,147
469 Merit Medical Systems, Inc.
b
39,870
673 Mesa Laboratories, Inc. 67,845
305 Mettler-Toledo International, Inc.
b
431,971
5,626 Mirum Pharmaceuticals, Inc.
b
596,075
856 Moderna, Inc.
b
46,926
3,852 Natera, Inc.
b
1,031,412
10,039 Neogen Corporation
b
120,870
37,782 Neurocrine Biosciences, Inc.
b
6,302,038
565 Option Care Health, Inc.
b
13,012
31,000 Pfizer, Inc. 775,310
940 Prestige Consumer Healthcare,
Inc.
b
47,207
17,972 Progyny, Inc.
b
559,468
3,635 QIAGEN NV 150,489
124 Quest Diagnostics, Inc. 28,893
15,813 RadNet, Inc.
b
1,008,553
6,475 Regeneron Pharmaceuticals, Inc. 4,938,029
13,804 Repligen Corporation
b
1,946,502
492 Revolution Medicines, Inc.
b
92,265
641 Roivant Sciences, Ltd.
b
21,736
94,500 Royalty Pharma plc 5,521,635
7,662 Sarepta Therapeutics, Inc.
b
113,857
19,502 Sotera Health Company
b
348,306
451 STERIS plc 103,008
8,860 Stryker Corporation 2,885,702
3,250 Tenet Healthcare Corporation
b
828,035
1,529 Thermo Fisher Scientific, Inc. 878,105
18,790 Twist Bioscience Corporation
b
1,720,224
7,202 UFP Technologies, Inc.
b
1,834,926
2,808 United Therapeutics Corporation
b
1,453,730
28,740 UnitedHealth Group, Inc. 11,909,856
1,667 Vaxcyte, Inc.
b
90,151

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.7% Value
Health Care 3.5% - continued
1,711 Veeva Systems, Inc.
b
$ 348,668
14,481 Vericel Corporation
b
665,547
20,625 Viatris, Inc. 362,175
673 Viemed Healthcare, Inc.
b
7,854
7,460 Vir Biotechnology, Inc.
b
64,604
183 Waters Corporation
b
69,048
52,539 Waystar Holding Corporation
b
1,109,098
3,925 West Pharmaceutical Services,
Inc. 1,338,268
1,293 Xenon Pharmaceuticals, Inc.
b
81,032
60,407 Zimmer Biomet Holdings, Inc. 5,674,030
Total 203,468,250
Industrials 3.8%
15,505 3M Company 2,733,221
7,926 AAON, Inc. 705,890
4,035 Acuity, Inc. 1,325,054
16,733 Advanced Drainage Systems, Inc. 2,317,186
1,090 AECOM 78,905
326 AGCO Corporation 33,304
41,996 Allegheny Technologies, Inc.
b
7,871,730
1,130 Allegion plc 177,862
481 Allison Transmission Holdings, Inc. 55,094
96,891 Amentum Holdings, Inc.
b
2,150,980
593 American Superconductor
Corporation
b
17,416
13,751 AMETEK, Inc. 3,323,754
3,375 APi Group Corporation
b
133,920
6,998 Applied Industrial Technologies,
Inc. 2,415,780
2,234 Armstrong World Industries, Inc. 390,190
6,891 Atmus Filtration Technologies, Inc. 355,782
1,957 Axon Enterprise, Inc.
b
1,032,826
366 AZZ, Inc. 52,968
10,556 Badger Infrastructure Solutions,
Ltd. 669,120
18,297 Barrett Business Services, Inc. 714,315
1,950 Bloom Energy Corporation
b
401,330
1,713 Brady Corporation 161,485
1,808 BrightView Holdings, Inc.
b
23,576
123 Brink's Company 14,569
607 Broadridge Financial Solutions,
Inc. 93,448
2,867 Builders FirstSource, Inc.
b
190,483
3,833 BWX Technologies, Inc. 646,627
1,138 C.H. Robinson Worldwide, Inc. 168,117
97 CACI International, Inc.
b
48,282
7,971 Caterpillar, Inc. 6,494,851
14,719 CECO Environmental Corporation
b
969,835
17,759 Clean Harbors, Inc.
b
5,556,436
667,774 CNH Industrial NV 6,844,684
1,748 Concentrix Corporation
a
43,001
5,854 Construction Partners, Inc.
b
605,011
44,457 Copart, Inc.
b
1,294,588
3,579 CRA International, Inc. 640,748
8,828 Crane Company 1,884,425
3,880 CSW Industrials, Inc. 1,237,448
243,830 CSX Corporation 12,289,032
2,295 Cummins, Inc. 1,455,489
5,592 Curtiss-Wright Corporation 4,048,608
78,013 Delta Air Lines, Inc. 6,821,457
3,282 Donaldson Company, Inc. 309,296
137 Dycom Industries, Inc.
b
54,947
7,462 Eaton Corporation plc 3,098,222
5,136 EMCOR Group, Inc. 4,095,600
Shares Common Stock  29.7% Value
Industrials 3.8% - continued
1,307 Enerpac Tool Group Corporation $ 46,712
717 EnerSys 133,398
4,056 EnPro, Inc. 1,273,260
541 Equifax, Inc. 93,387
3,018 ESCO Technologies, Inc. 951,545
3,436 ExlService Holdings, Inc.
b
116,583
102,895 Fastenal Company 4,909,120
5,254 Federal Signal Corporation 656,487
2,486 Ferguson Enterprises, Inc. 582,544
87,113 Flowserve Corporation 6,619,717
17,308 Fluor Corporation
b
868,342
597 Fortive Corporation 35,348
3,323 Fortune Brands Innovations, Inc. 163,691
5,656 FTAI Aviation, Ltd. 1,165,136
4,493 Gates Industrial Corporation, Ltd.
b
125,714
264 GATX Corporation 47,222
3,362 GE Vernova, Inc. 3,329,355
87 Generac Holdings, Inc.
b
17,149
25,096 General Dynamics Corporation 9,622,308
29,213 General Electric Company 10,518,725
2,207 Genpact, Ltd. 77,620
4,983 Graco, Inc. 395,551
902 HEICO Corporation 232,067
9,617 Helios Technologies, Inc. 749,260
5,500 Herc Holdings, Inc. 825,770
53,814 Hexcel Corporation 5,540,151
23,012 Honeywell Aerospace, Inc.
b
4,757,501
17,678 Honeywell International, Inc. 4,296,638
7,008 Howmet Aerospace, Inc. 1,978,078
55 Hubbell, Inc. 25,990
261 Huntington Ingalls Industries, Inc. 85,203
2,658 IDEX Corporation 612,536
1,306 IES Holdings, Inc.
b
972,369
438 Ingersoll Rand, Inc. 36,520
2,903 Innodata, Inc.
b
182,396
1,150 ITT Corporation 225,377
28,149 Jacobs Solutions, Inc. 3,798,145
21,133 JB Hunt Transport Services, Inc. 5,742,893
12,926 Johnson Controls International plc 1,895,727
8,442 Kirby Corporation
b
1,107,084
1,311 Knight-Swift Transportation
Holdings, Inc. 91,154
8,485 Korn Ferry 698,061
20,866 L3Harris Technologies, Inc. 5,781,134
546 Landstar System, Inc. 95,424
286 Leidos Holdings, Inc. 33,062
13,228 Limbach Holdings, Inc.
b
948,448
6,117 Lincoln Electric Holdings, Inc. 1,598,433
253 Liquidity Services, Inc.
b
9,862
10,414 Louisiana-Pacific Corporation 754,286
2,503 Lyft, Inc.
b
39,698
313 Masco Corporation 22,373
35 MasTec, Inc.
b
9,209
664 Maximus, Inc. 40,006
2,024 McGrath RentCorp 233,064
18,276 Mercury Systems, Inc.
b
1,774,600
2,008 Middleby Corporation
b
268,229
1,912 Midera Food Processing, Inc.
b
91,680
4,655 MillerKnoll, Inc. 104,831
5,458 Modine Manufacturing Company
b
1,097,385
4,969 Moog, Inc. 1,937,165
11,061 Mueller Industries, Inc. 734,561
24,372 Mueller Water Products, Inc. 615,149
106 MYR Group, Inc.
b
35,321
1,973 Nextpower, Inc.
b
177,314

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.7% Value
Industrials 3.8% - continued
99 Nordson Corporation $ 29,480
47,147 NPK International, Inc.
b
588,866
5,739 nVent Electric plc 882,830
2,621 NWPX Infrastructure, Inc.
b
322,593
5,402 Old Dominion Freight Line, Inc. 1,145,980
2,137 OPENLANE, Inc.
b
84,967
2,135 Otis Worldwide Corporation 153,613
957 Owens Corning, Inc. 132,927
6,699 Parker-Hannifin Corporation 6,541,774
308 Paychex, Inc. 35,987
560 Paylocity Holding Corporation
b
77,221
753 Pentair plc 49,276
2,598 Powell Industries, Inc. 542,151
1,397 Proto Labs, Inc.
b
104,845
2,223 Quanta Services, Inc. 1,483,541
5,997 RBC Bearings, Inc.
b
3,306,206
979 Regal Rexnord Corporation 200,920
5,569 Republic Services, Inc. 1,172,553
3,199 Rockwell Automation, Inc. 1,535,776
31,365 RTX Corporation 6,750,375
772 Ryder System, Inc. 197,956
1,125 Saia, Inc.
b
391,084
1,004 Science Applications International
Corporation 117,599
4,092 Sensata Technologies Holding plc 189,419
446 SkyWest, Inc.
b
47,709
527 SPX Technologies, Inc.
b
115,740
4,055 SS&C Technologies Holdings, Inc. 312,438
3,122 Standex International Corporation 925,673
1,416 Stanley Black & Decker, Inc. 133,925
390 Sterling Construction Company,
Inc.
b
232,740
488 Sunbelt Rentals Holdings, Inc. 35,097
5,868 Terex Corporation 368,745
2,028 Tetra Tech, Inc. 67,248
358 Textron, Inc. 30,523
4,127 Timken Company 567,669
35,434 Toro Company 3,255,322
104 Trane Technologies plc 47,315
9,133 Transcat, Inc.
b
779,684
1,651 Trex Company, Inc.
b
71,587
35,861 Uber Technologies, Inc.
b
2,523,180
355 U-Haul Holding Company
b
25,173
2,906 UL Solutions, Inc. 266,306
1,069 United Airlines Holdings, Inc.
b
129,702
468 United Rentals, Inc. 505,094
924 Upwork, Inc.
b
8,464
3,224 V2X, Inc.
b
290,934
3,088 Valmont Industries, Inc. 1,487,490
1,778 Veralto Corporation 167,434
6,132 Verisk Analytics, Inc. 1,194,820
843 Verra Mobility Corporation
b
4,459
5,219 Vertiv Holdings Company 1,260,754
2,919 Vestis Corporation
b
42,209
32 Vicor Corporation
b
6,636
681 Wabtec Corporation 198,076
131 Watts Water Technologies, Inc. 45,299
2,107 WESCO International, Inc. 723,733
5,963 Willdan Group, Inc.
b
408,644
6,012 Woodward, Inc. 2,168,829
158 XPO, Inc.
b
31,753
1,406 Xylem, Inc. 164,460
Shares Common Stock  29.7% Value
Industrials 3.8% - continued
3,469 Zurn Elkay Water Solutions
Corporation $ 175,219
Total 222,907,982
Information Technology 7.9%
7,895 Adobe, Inc.
b
1,976,987
23,909 Advanced Micro Devices, Inc.
b
11,384,270
1,748 Akamai Technologies, Inc.
b
201,335
1,501 Ambarella, Inc.
b
129,086
4,758 Amkor Technology, Inc. 237,281
70,411 Amphenol Corporation 11,315,048
17,286 Analog Devices, Inc. 6,351,049
189,920 Apple, Inc. 58,668,187
27,984 Applied Materials, Inc. 14,206,637
48,655 Arista Networks, Inc.
b
8,774,929
1,764 Arrow Electronics, Inc.
b
382,029
192 Astera Labs, Inc.
b
59,756
495 Atlassian Corporation
b
50,002
12,455 Autodesk, Inc.
b
2,916,961
4,019 Avnet, Inc. 357,048
1,074 Blackbaud, Inc.
b
45,967
64,720 Broadcom, Inc. 25,194,202
11,493 Cadence Design Systems, Inc.
b
3,907,850
18,411 CCC Intelligent Solutions Holdings,
Inc.
b
112,123
1,640 Celestica, Inc.
b
543,562
555 Circle Internet Group, Inc.
b
34,749
1,922 Cirrus Logic, Inc.
b
248,611
143,091 Cisco Systems, Inc. 16,597,125
10,655 Clear Secure, Inc. 588,582
5,215 Cloudflare, Inc.
b
1,454,881
21,855 Cognex Corporation 1,425,820
949 Cognizant Technology Solutions
Corporation 52,527
2,628 Coherent Corporation
b
690,875
7,646 Cohu, Inc.
b
366,932
328 CommVault Systems, Inc.
b
38,638
9,281 Crane NXT Company 482,148
6,479 Credo Technology Group Holding,
Ltd.
b
1,341,088
1,880 CrowdStrike Holdings, Inc.
b
358,817
141 CTS Corporation 9,041
5,251 Datadog, Inc.
b
1,407,110
9,497 DigitalOcean Holdings, Inc.
b
1,115,898
1,041 Diodes, Inc.
b
85,695
17,024 DocuSign, Inc.
b
933,426
2,304 Enphase Energy, Inc.
b
86,492
223 Entegris, Inc. 26,548
1,599 EPAM Systems, Inc.
b
168,790
3,588 Everforth, Inc.
b
102,043
346 F5, Inc.
b
139,289
3,556 Fabrinet
b
1,548,318
2,173 Figma, Inc.
b
52,847
2,250 Flex, Ltd.
b
255,938
46,282 Fortinet, Inc.
b
7,495,370
5,015 Globant SA
a,b
183,549
737 GoDaddy, Inc.
b
60,979
17,357 GPGI, Inc. 229,112
17,912 Guidewire Software, Inc.
b
2,721,549
5,108 Hewlett Packard Enterprise
Company 244,673
257 HubSpot, Inc.
b
61,002
903 Ichor Holdings, Ltd.
b
67,969
3,710 Ingram Micro Holding Corporation 104,659
1,142 Insight Enterprises, Inc.
b
147,238

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.7% Value
Information Technology 7.9% - continued
23,918 Intel Corporation
b
$ 2,157,404
2,308 InterDigital, Inc. 703,536
12,255 International Business Machines
Corporation 2,740,831
3,298 Intuit, Inc. 1,042,399
9,166 IPG Photonics Corporation
b
779,660
41,949 JFrog, Ltd.
b
3,347,111
11,741 Keysight Technologies, Inc.
b
3,746,318
32,545 Knowles Corporation
b
1,190,822
1,632 Kulicke and Soffa Industries, Inc. 145,574
32,942 Lam Research Corporation 9,652,665
13,033 Lattice Semiconductor
Corporation
b
1,619,611
6,757 Littelfuse, Inc. 2,987,472
630 Lumentum Holdings, Inc.
b
449,782
4,502 MACOM Technology Solutions
Holdings, Inc.
b
1,131,983
5,679 Manhattan Associates, Inc.
b
1,086,733
387 MaxLinear, Inc.
b
25,859
1,843 Microchip Technology, Inc. 136,916
18,283 Micron Technology, Inc. 15,047,458
138,883 Microsoft Corporation 64,541,708
4,029 MKS, Inc. 1,198,426
166 MongoDB, Inc.
b
56,022
1,809 Monolithic Power Systems, Inc. 2,579,688
4,708 Motorola Solutions, Inc. 2,051,511
1,276 Napco Security Technologies, Inc. 47,314
240 NetApp, Inc. 42,840
2,491 NetScout Systems, Inc.
b
101,309
37,496 Nokia Oyj ADR 342,713
3,923 Novanta, Inc.
b
559,224
4,614 Nutanix, Inc.
b
272,272
363,209 NVIDIA Corporation 72,914,207
1,631 NXP Semiconductors NV 373,760
889 Okta, Inc.
b
126,176
916 ON Semiconductor Corporation
b
74,755
6,412 Onto Innovation, Inc.
b
1,658,015
27,566 Oracle Corporation 3,579,996
27,068 Palantir Technologies, Inc.
b
3,330,988
1,713 PC Connection, Inc. 143,412
15,787 Pegasystems, Inc. 482,293
2,806 Plexus Corporation
b
705,260
539 PTC, Inc.
b
73,951
373 Q2 Holdings, Inc.
b
22,705
794 Qnity Electronics, Inc. 104,157
50,687 Qualcomm, Inc. 7,481,908
11,399 Rambus, Inc.
b
1,037,651
287 Rigetti Computing, Inc.
b
4,291
3,842 Rogers Corporation
b
474,372
384 Roper Industries, Inc. 150,516
111,502 SailPoint, Inc.
b
1,869,889
3,814 Salesforce, Inc. 701,852
90,015 Samsung Electronics Company,
Ltd. 15,667,545
1,829 SanDisk Corporation
b
2,221,924
552 Sanmina Corporation
b
102,429
36,113 ServiceNow, Inc.
b
4,016,849
2,813 SiTime Corporation
b
1,505,518
2,547 Skyworks Solutions, Inc. 158,627
11,054 Snowflake, Inc.
b
3,241,917
5,351 Synopsys, Inc.
b
2,080,255
10,476 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 4,234,923
44,794 TD SYNNEX Corporation 11,453,826
177 TE Connectivity plc 36,407
Shares Common Stock  29.7% Value
Information Technology 7.9% - continued
108 Teledyne Technologies, Inc.
b
$ 70,802
1,614 Tenable Holdings, Inc.
b
52,681
1,329 Teradyne, Inc. 488,660
23,404 Texas Instruments, Inc. 6,453,419
2,612 Trimble, Inc.
b
147,787
5,664 TTM Technologies, Inc.
b
653,852
221 Twilio, Inc.
b
43,614
216 Tyler Technologies, Inc.
b
66,874
1,708 Unity Software, Inc.
b
54,161
1,235 Varonis Systems, Inc.
b
49,338
404 VeriSign, Inc. 117,168
1,490 ViaSat, Inc.
b
114,626
4,110 Vistance Networks, Inc.
b
48,251
5,899 Vontier Corporation 189,535
1,126 Western Digital Corporation 613,490
962 Workday, Inc.
b
154,247
1,757 Zebra Technologies Corporation
b
516,242
1,284 Zoom Communications, Inc.
b
123,354
563 Zscaler, Inc.
b
85,126
Total 457,601,399
Materials 1.0%
3,211 Air Products and Chemicals, Inc. 946,892
581 Albemarle Corporation 68,349
28,891 Alcoa Corporation 1,307,607
1,240 Amcor plc 55,651
8,578 American Vanguard Corporation
b
20,502
3,453 Amrize, Ltd. 168,886
763 AngloGold Ashanti plc 60,521
4,842 AptarGroup, Inc. 648,634
10,191 Ashland, Inc. 739,969
153 Avery Dennison Corporation 25,969
4,397 Avient Corporation 159,699
11,032 Balchem Corporation 1,848,467
3,124 Ball Corporation 202,748
6,760 Celanese Corporation 302,307
3,151 Century Aluminum Company
b
141,070
51,275 CF Industries Holdings, Inc. 6,419,117
11,724 Cleveland-Cliffs, Inc.
b
135,061
10,413 Coeur Mining, Inc. 155,258
2,029 Commercial Metals Company 139,433
65 Compass Minerals International,
Inc.
b
1,907
112,985 Constellium SE
b
3,138,723
1,899 Corteva, Inc. 149,470
47,519 Crown Holdings, Inc. 5,600,114
4,830 Dow, Inc. 146,301
100 DuPont de Nemours, Inc. 13,700
26,844 Eastman Chemical Company 1,877,738
11,526 Ecolab, Inc. 3,199,963
43,180 Ecovyst, Inc.
b
520,751
31,079 Element Solutions, Inc. 1,141,532
25,743 Freeport-McMoRan, Inc. 1,612,284
7,706 Graphic Packaging Holding
Company 82,685
8,868 Greif, Inc. 767,525
3,711 Hecla Mining Company 52,399
1,540 Ingevity Corporation
b
112,589
58,651 International Paper Company 2,394,720
84,446 Ivanhoe Mines, Ltd.
b
606,607
1,746 Kaiser Aluminum Corporation 278,801
12,400 Linde plc 5,931,912
1,521 LyondellBasell Industries NV 94,424
10,145 Magnera Corporation
b
134,421
1,720 Martin Marietta Materials, Inc. 903,241

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.7% Value
Materials 1.0% - continued
1,413 Minerals Technologies, Inc. $ 107,727
6,535 Mosaic Company 144,554
18,151 Newmont Corporation 1,700,930
34,077 Nucor Corporation 8,767,671
2,327 O-I Glass, Inc.
b
16,638
3,563 Orion SA 24,050
175 Packaging Corporation of America 43,022
1,880 Perimeter Solutions, Inc.
b
57,547
927 PPG Industries, Inc. 102,452
277 Reliance, Inc. 112,490
900 Royal Gold, Inc. 178,515
666 RPM International, Inc. 71,309
502 Scotts Miracle-Gro Company 32,971
1,545 Sensient Technologies Corporation 191,070
839 Smurfit WestRock plc 38,569
31,871 Solstice Advanced Materials, Inc. 1,917,678
2,000 Sonoco Products Company 112,720
5,995 SSR Mining, Inc.
b
153,592
1,754 Steel Dynamics, Inc. 440,710
838 Stepan Company 53,749
1,901 TriMas Corporation 75,907
80 Vulcan Materials Company 21,486
Total 56,673,304
Real Estate 0.9%
7,883 Agree Realty Corporation 613,297
4,368 Alexandria Real Estate Equities,
Inc. 224,734
3,234 Alpine Income Property Trust, Inc. 65,262
12,030 Americold Realty Trust, Inc. 169,503
20,480 AvalonBay Communities, Inc. 3,801,293
11,708 Brixmor Property Group, Inc. 368,919
1,241 Broadstone Net Lease, Inc. 26,570
11,833 CareTrust REIT, Inc. 496,276
40,136 CBRE Group, Inc.
b
5,892,366
4,665 CoStar Group, Inc.
b
134,165
13,995 Cousins Properties, Inc. 441,542
80,585 Crown Castle, Inc. 6,148,635
4,822 Curbline Properties Corporation 147,746
1,766 Cushman & Wakefield, Ltd.
b
23,700
1,592 Digital Realty Trust, Inc. 300,124
8,737 Easterly Government Properties,
Inc. 212,833
21,473 EPR Properties 1,332,829
1,760 Equinix, Inc. 1,793,933
8,276 Equity Lifestyle Properties, Inc. 538,519
113,154 Essential Properties Realty Trust,
Inc. 3,540,589
163 Essex Property Trust, Inc. 46,315
1,328 Extra Space Storage, Inc. 196,597
830 Federal Realty Investment Trust 102,995
110,134 Fermi, Inc.
b
626,662
7,447 First Industrial Realty Trust, Inc. 490,310
724 Forestar Group, Inc.
b
20,381
3,077 FrontView REIT, Inc. 62,586
4,234 Gaming and Leisure Properties,
Inc. 189,641
11,841 Getty Realty Corporation 404,252
182,995 Healthcare Realty Trust, Inc. 3,844,725
5,693 Host Hotels & Resorts, Inc. 143,065
7,707 Hudson Pacific Properties, Inc. 106,125
15,287 Independence Realty Trust, Inc. 254,223
42,119 Industrial Logistics Properties Trust 362,645
14,317 Innovative Industrial Properties,
Inc. 841,983
Shares Common Stock  29.7% Value
Real Estate 0.9% - continued
9,407 InvenTrust Properties Corporation $ 333,102
10,921 Iron Mountain, Inc. 1,335,857
13,202 Jones Lang LaSalle, Inc.
b
4,687,106
2,079 Kimco Realty Corporation 52,973
152 Lamar Advertising Company 24,314
1,527 Macerich Company 39,458
60,533 Medical Properties Trust, Inc. 280,268
55,045 Millrose Properties, Inc. 1,540,159
287 National Health Investors, Inc. 21,999
34,861 NetSTREIT Corporation 747,768
1,187 NNN REIT, Inc. 56,406
512 Omega Healthcare Investors, Inc. 25,923
9,803 Outfront Media, Inc. 312,422
15,515 Park Hotels & Resorts, Inc. 233,656
4,816 Piedmont Realty Trust, Inc.
b
46,667
2,281 Postal Realty Trust, Inc. 52,554
7,904 Rayonier, Inc. REIT 172,149
1,155 Realty Income Corporation 73,770
834 Regency Centers Corporation 66,962
15,831 RLJ Lodging Trust 193,930
354 Ryman Hospitality Properties 47,312
49,735 Sabra Health Care REIT, Inc. 1,052,890
10,429 Safehold, Inc. 168,741
675 SBA Communications Corporation 122,161
6,177 Service Properties Trust 49,601
818 Simon Property Group, Inc. 187,625
6,121 STAG Industrial, Inc. 234,189
8,304 Sunstone Hotel Investors, Inc. 97,738
94,454 Tanger, Inc. 3,840,500
19,002 Terreno Realty Corporation 1,361,493
1,651 Ventas, Inc. 154,385
11,362 VICI Properties, Inc. 299,389
783 WP Carey, Inc. 57,629
6,564 Xenia Hotels & Resorts, Inc. 135,087
3,657 Zillow Group, Inc., Class C
b
124,557
Total 52,196,080
Utilities 1.0%
2,667 Alliant Energy Corporation 188,770
5,443 American States Water Company 466,138
259 American Water Works Company,
Inc. 34,750
1,784 Artesian Resources Corporation 61,280
8,453 Avista Corporation 341,924
3,098 Black Hills Corporation 220,609
2,924 California Water Service Group 146,522
4,580 CenterPoint Energy, Inc. 192,543
10,580 Clearway Energy, Inc., Class C 335,703
873 Consolidated Edison, Inc. 95,026
31,687 Constellation Energy Corporation 8,325,759
202 DTE Energy Company 28,658
62,353 Duke Energy Corporation 7,820,937
74,302 Edison International 5,451,538
84,557 Entergy Corporation 9,100,024
47,408 Evergy, Inc. 3,935,338
8,684 Eversource Energy 621,688
5,757 Exelon Corporation 263,786
3,649 FirstEnergy Corporation 176,283
1,507 H2O America
a
92,424
4,254 National Fuel Gas Company 350,147
5,520 New Jersey Resources
Corporation 319,553
4,167 NiSource, Inc. 185,140
952 OGE Energy Corporation 45,077
1,963 Otter Tail Corporation 173,568

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.7% Value
Utilities 1.0% - continued
91,994 PG&E Corporation $ 1,598,856
13,227 Pinnacle West Capital Corporation 1,335,795
71,825 Portland General Electric
Company 3,543,127
1,117 PPL Corporation 39,330
1,819 Public Service Enterprise Group,
Inc. 139,481
5,940 Spire, Inc. 474,368
128,758 UGI Corporation 4,650,739
5,108 Unitil Corporation 275,526
44,470 Vistra Energy Corporation 6,590,009
282 Xcel Energy, Inc. 22,052
Total 57,642,468
Total Common Stock
(cost $1,288,056,278) 1,717,059,092
Principal
Amount Long-Term Fixed Income 5.6% Value
Asset-Backed Securities 0.2%
522 Funding CLO, Ltd.
$ 525,000
5.503%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
c,d
525,081
Acacia, LLC
550,000
5.440%,  7/15/2041, Ser.
2026-1, Class A
c
549,757
Access Group, Inc.
9,833
4.231%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
9,815
ALLO Issuer, LLC
625,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
626,032
Balboa Bay Loan Funding, Ltd.
750,000
5.679%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
752,286
425,000
5.979%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
425,090
Barings CLO, Ltd.
550,000
5.629%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
550,065
Battalion CLO XIV, Ltd.
350,000
5.729%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
350,009
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
313,901
Commonbond Student Loan Trust
7,728
4.339%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
7,670
Federal National Mortgage
Association - REMIC
575,000
7.776%,  (SOFR30A +
4.160%), 8/25/2026, Ser.
2026-69, Class MF
d
555,850
FirstLight Issuer, LLC
400,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
c
397,383
Principal
Amount Long-Term Fixed Income  5.6% Value
Asset-Backed Securities 0.2% - continued
Foundation Finance Trust
$ 88,058
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
$ 84,073
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
478,888
Laurel Road Prime Student Loan
Trust
72,068
6.200%,  11/25/2043, Ser.
2018-D, Class A
c,d
68,373
LCM 41, Ltd.
250,000
5.753%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
250,004
Lightpath Fiber Issuer, LLC
625,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
c
619,043
National Collegiate Trust
56,301
4.058%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
55,215
Pagaya AI Debt Grantor Trust
425,000
5.245%,  1/16/2034, Ser.
2026-4, Class A2
c
424,597
Palmer Square Loan Funding, Ltd.
300,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
300,276
RR 28, Ltd.
775,000
5.403%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
c,d
776,100
Sunnova Hestia II Issuer, LLC
527,696
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,e
504,870
Trinitas CLO, Ltd.
800,000
5.510%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
c,d
800,750
Total 9,425,128
Collateralized Mortgage Obligations 0.5%
A&D Mortgage Trust
224,021
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,f
224,934
Banc of America Alternative Loan
Trust
9,209
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 8,179
BINOM Securitization Trust
162,246
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
149,117
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,f
500,885
Chase Home Lending Mortgage
Trust
475,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
466,697
CHNGE Mortgage Trust
99,332
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,f
98,998

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.6% Value
Collateralized Mortgage Obligations 0.5% -
continued
Citicorp Mortgage Securities, Inc.
$ 212,633
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 182,282
Citigroup Mortgage Loan Trust,
Inc.
1,601
6.202%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,631
COLT Mortgage Loan Trust
518,199
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
466,665
Countrywide Alternative Loan Trust
47,920
4.124%,  10/25/2035, Ser.
2005-43, Class 4A1
d
41,820
268,059
7.000%,  10/25/2037, Ser.
2007-24, Class A10 82,343
Cross Mortgage Trust
571,162
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
c,f
563,188
CSMC Trust
220,604
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
188,610
Federal Home Loan Mortgage
Corporation - REMIC
477,148
4.000%,  1/25/2051, Ser.
5249, Class LA 467,523
450,000
5.000%,  1/25/2055, Ser.
5490, Class LB 433,755
825,000
5.250%,  2/25/2055, Ser.
5508, Class AY 807,626
450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 435,448
538,972
7.616%,  (SOFR30A +
4.000%), 8/25/2026, Ser.
5567, Class MB
d
545,506
900,000
5.000%,  8/25/2055, Ser.
5569, Class BY 860,721
836,466
5.000%,  9/25/2054, Ser.
5473, Class HL 822,877
1,313,357
2.000%,  12/25/2050, Ser.
5051, Class WI
g
168,928
45,737
3.000%,  2/15/2033, Ser.
4170, Class IG
g
2,453
172,384
3.000%,  3/15/2033, Ser.
4180, Class PI
g
11,834
428,136
4.500%,  10/15/2033, Ser.
2695, Class BH 424,135
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 491,792
Federal Home Loan Mortgage
Corporation - SLST
500,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
424,190
Federal National Mortgage
Association - REMIC
600,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 586,095
525,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 499,087
583,395
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 543,183
382,561
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 316,863
921,785
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
121,848
Principal
Amount Long-Term Fixed Income  5.6% Value
Collateralized Mortgage Obligations 0.5% -
continued
$ 52,932
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
$ 553
Flagstar Mortgage Trust
688,499
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
555,182
217,400
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
193,885
GCAT Trust
263,638
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
240,010
450,045
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
451,874
GS Mortgage-Backed Securities
Trust
671,510
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
c,f
659,010
504,165
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
424,458
450,000
5.000%,  10/25/2056, Ser.
2026-PJ7, Class A17
c,d
413,220
825,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
803,688
GSAA Home Equity Trust
925,378
4.013%,  8/25/2034, Ser.
2004-10, Class M2
d
869,315
HTAP Issuer Trust
330,879
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
327,733
630,396
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
628,526
J.P. Morgan Mortgage Trust
466,445
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
375,555
450,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
439,871
328,008
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
277,792
309,787
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,f
305,873
375,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
347,848
Mello Mortgage Capital
Acceptance
473,263
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
378,678
Merrill Lynch Alternative Note
Asset Trust
76,526
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 21,905
MFA Trust
273,597
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c,f
273,952
Morgan Stanley Residential
Mortgage Loan Trust
650,000
7.298%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
650,226
New Residential Mortgage Loan
Trust
912,675
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
734,811
OBX Trust
350,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
326,598

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.6% Value
Collateralized Mortgage Obligations 0.5% -
continued
PMT Loan Trust
$ 700,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
$ 688,539
775,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
750,768
Point Securitization Trust
550,000
5.250%,  7/25/2056, Ser.
2026-2, Class A1
c
533,115
622,748
5.750%,  10/25/2055, Ser.
2025-2, Class A1
c
615,755
PRET Trust
325,430
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,f
313,975
PRET, LLC
479,807
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,f
475,812
Provident Funding Mortgage Trust
800,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
744,562
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,f
313,697
302,215
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,f
301,955
423,911
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,f
422,233
RCO IX Mortgage, LLC
188,486
5.765%,  5/25/2031, Ser.
2026-2, Class A1
c,f
187,718
Residential Accredit Loans, Inc.
Trust
81,411
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 71,825
Residential Funding Mortgage
Security I Trust
16,070
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 12,846
Saluda Grade Alternative
Mortgage Trust
257,733
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,f
256,834
399,313
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,f
398,706
Sequoia Mortgage Trust
850,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
c,d
777,114
416,972
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
402,397
750,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
698,332
66,338
3.434%,  9/20/2046, Ser.
2007-1, Class 4A1
d
43,047
TRK Trust
255,413
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
226,863
Unlock HEA Trust
271,958
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
270,829
386,906
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
384,468
Verus Securitization Trust
156,831
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
137,754
Principal
Amount Long-Term Fixed Income  5.6% Value
Collateralized Mortgage Obligations 0.5% -
continued
VOLT CVI, LLC
$ 280,082
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
$ 280,375
Vontive Mortgage Trust
650,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,f
653,465
Total 30,602,760
Commercial Mortgage-Backed Securities 0.1%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
471,063
BANK
2,711,463
0.410%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
52,688
2,985,144
0.623%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
130,641
BBCMS Mortgage Trust
3,959,428
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
221,717
2,563,613
0.919%,  12/15/2058, Ser.
2025-C39, Class XA
d,g
167,802
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
4,565,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
e
4,589,777
Home Partners of America Trust
456,846
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
411,925
Total 6,045,613
Financials <0.1%
CHL Mortgage Pass-Through Trust
603,285
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 236,645
Countrywide Home Loan
Mortgage Pass Through Trust
19,692
4.619%,  11/25/2035, Ser.
2005-22, Class 2A1
d
16,444
Countrywide Home Loans, Inc.
74,839
5.750%,  4/25/2037, Ser.
2007-3, Class A27 30,799
Total 283,888
Mortgage-Backed Securities 2.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
271,936 5.500%,  12/1/2038 277,131
2,858,898 5.500%,  2/1/2040 2,902,043
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,607,816 2.000%,  1/1/2052 1,273,035
602,892 6.000%,  1/1/2055 623,387
1,074,476 4.500%,  2/1/2056 1,017,391
4,504,237 2.500%,  4/1/2052 3,758,450
841,605 2.000%,  5/1/2051 666,371
2,753,065 2.500%,  5/1/2051 2,279,254
1,838,784 4.000%,  5/1/2052 1,693,586
844,352 5.000%,  7/1/2053 823,607

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.6% Value
Mortgage-Backed Securities 2.3% - continued
$ 353,218 5.500%,  7/1/2053 $ 352,673
1,070,551 3.500%,  8/1/2052 957,783
912,131 5.000%,  8/1/2053 893,489
2,972,859 5.500%,  9/1/2053 2,984,988
2,628,942 5.500%,  9/1/2055 2,620,951
1,879,983 5.500%,  9/1/2055 1,877,400
893,676 3.500%,  9/1/2047 810,615
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
543,550 2.500%,  7/1/2030 524,791
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
189,982 5.500%,  9/1/2039 193,951
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
958,491 3.000%,  12/1/2036 896,699
795,889 3.000%,  8/1/2038 746,662
1,260,475 3.500%,  5/1/2040 1,179,876
1,577,054 2.500%,  4/1/2042 1,388,271
411,604 2.000%,  5/1/2042 352,887
552,741 5.000%,  10/1/2045 538,998
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,119,026 3.000%,  1/1/2052 2,690,341
570,134 2.000%,  2/1/2051 451,422
394,024 2.000%,  2/1/2051 311,980
1,881,769 2.500%,  2/1/2051 1,568,149
1,689,930 5.500%,  2/1/2055 1,691,125
5,942,330 2.000%,  3/1/2051 4,676,091
2,142,494 4.000%,  3/1/2051 1,986,562
354,531 2.000%,  3/1/2052 281,928
3,378,571 3.000%,  3/1/2052 2,914,707
2,817,149 5.500%,  3/1/2055
h
2,802,584
4,317,682 2.000%,  4/1/2051 3,400,284
475,164 3.000%,  4/1/2051 406,624
1,564,381 5.500%,  4/1/2054 1,570,764
2,126,674 3.000%,  5/1/2050 1,820,117
704,131 2.000%,  5/1/2051 554,542
1,875,914 3.000%,  5/1/2051 1,641,409
621,127 3.500%,  5/1/2052 556,197
2,235,139 2.000%,  6/1/2050 1,764,796
1,230,699 3.000%,  6/1/2050 1,081,518
554,392 4.000%,  6/1/2052 508,480
645,366 5.000%,  6/1/2053 630,507
3,070,260 2.500%,  7/1/2051 2,568,896
817,969 3.500%,  7/1/2051 734,448
492,904 3.000%,  7/1/2052 427,352
880,560 4.000%,  7/1/2052 807,640
1,062,608 3.500%,  8/1/2050 958,653
1,750,871 3.500%,  8/1/2052 1,554,891
3,236,203 4.500%,  8/1/2052 3,059,907
3,979,104 4.500%,  8/1/2052 3,760,244
1,252,968 5.000%,  8/1/2053 1,223,734
2,616,780 6.000%,  8/1/2054 2,705,379
10,250,000 2.500%,  8/1/2056
h
8,355,239
441,034 2.500%,  9/1/2051 367,891
1,117,086 3.500%,  9/1/2052 1,003,407
500,930 3.500%,  9/1/2052 448,444
953,233 5.000%,  9/1/2052 927,629
1,729,774 4.500%,  9/1/2053 1,638,774
992,636 4.500%,  9/1/2053 942,007
Principal
Amount Long-Term Fixed Income  5.6% Value
Mortgage-Backed Securities 2.3% - continued
$ 3,133,595 4.000%,  10/1/2052 $ 2,888,917
698,320 2.000%,  11/1/2051 552,898
644,413 3.500%,  11/1/2052 579,800
2,836,981 2.000%,  12/1/2050 2,248,358
4,426,496 2.500%,  12/1/2051 3,687,757
1,909,125 4.500%,  12/1/2052 1,813,257
450,000 6.000%,  8/1/2041
h
454,955
1,475,000 5.500%,  8/1/2042
h
1,459,668
1,067,629 3.500%,  12/1/2047 969,801
3,600,000 4.000%,  8/1/2048
h
3,286,069
2,000,000 4.500%,  8/1/2048
h
1,877,856
11,950,000 5.000%,  8/1/2048
h
11,531,343
2,250,000 3.500%,  8/1/2049
h
1,995,732
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
713,019 3.500%,  7/1/2061 624,706
1,635,850 4.000%,  12/1/2061 1,474,489
Total 131,874,557
U.S. Government & Agencies 2.5%
U.S. Treasury Bonds
4,000,000 4.750%,  2/15/2056 3,696,250
13,300,000 4.750%,  8/15/2055 12,281,199
300,000 1.625%,  11/15/2050 148,418
1,500,000 4.750%,  11/15/2053 1,382,226
1,510,000 5.250%,  11/15/2028 1,541,498
1,175,000 4.375%,  5/15/2040 1,102,297
6,780,000 3.000%,  5/15/2042 5,190,673
4,400,000 4.625%,  2/15/2046 4,053,500
12,618,000 2.500%,  5/15/2046 8,278,098
10,050,000 2.875%,  5/15/2049 6,796,705
U.S. Treasury Notes
5,000,000 0.500%,  4/30/2027 4,871,055
1,500,000 3.875%,  5/31/2027 1,497,056
1,000,000 3.625%,  8/31/2027 994,141
10,000,000 3.500%,  9/30/2027 9,922,266
4,485,000 2.250%,  11/15/2027 4,375,328
5,600,000 3.875%,  12/31/2027 5,572,000
9,100,000 3.500%,  1/31/2028 9,001,535
7,300,000 2.875%,  5/15/2028 7,126,340
1,600,000 3.750%,  12/31/2028 1,579,500
5,100,000 3.500%,  9/30/2029 4,973,496
19,311,000 4.000%,  3/31/2030 19,065,841
11,500,000 3.625%,  9/30/2030 11,163,086
1,000,000 3.625%,  10/31/2030 970,000
2,000,000 3.750%,  1/31/2031 1,945,937
1,000,000 3.875%,  4/30/2031 976,797
5,500,000 4.125%,  6/30/2031 5,426,953
4,680,000 1.375%,  11/15/2031 4,004,873
1,175,000 4.125%,  11/15/2032 1,149,664
3,200,000 4.500%,  11/15/2033 3,183,375
2,700,000 4.000%,  11/15/2035 2,559,516
Total 144,829,623
Total Long-Term Fixed Income
(cost $343,470,531) 323,061,569
Shares
i
Private Equity Funds 2.0% Value
Secondary  2.0%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,j
17,533,107
__ ASF IX, LP
*,b,j
14,994,729
__ ASF VIII Sidecar (Cayman), LP
*,b,j
4,693,622

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
i
Private Equity Funds 2.0% Value
Secondary  2.0% - continued
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,j
$ 17,773,296
__ LCP X (Offshore), LP
*,b,j
27,873,833
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,j
28,711,593
__ StepStone Secondary
Opportunities Fund VI Offshore,
LP
*,b,j
2,552,104
Total 114,132,284
Total Private Equity Funds
(cost $80,070,257) 114,132,284
Shares
Collateral Held for Securities
Loaned 0.2% Value
8,661,675 Thrivent Cash Management Trust 8,661,675
Total Collateral Held for
Securities Loaned
(cost $8,661,675) 8,661,675
Shares or
Principal
Amount Short-Term Investments 10.9% Value
Federal Home Loan Bank Discount
Notes
10,000,000 3.615%, 8/21/2026
k,l
9,979,029
7,300,000 3.620%, 8/26/2026
k,l
7,281,046
800,000 3.634%, 8/28/2026
k,l
797,763
7,800,000 3.630%, 9/4/2026
k,l
7,772,321
500,000 3.660%, 9/9/2026
k,l
497,972
1,300,000 3.654%, 9/11/2026
k,l
1,294,464
5,300,000 3.682%, 9/18/2026
k,l
5,273,669
200,000 3.710%, 9/23/2026
k,l
198,905
4,700,000 3.700%, 10/1/2026
k,l
4,670,172
2,700,000 3.690%, 10/14/2026
k,l
2,679,272
7,500,000 3.710%, 10/16/2026
k,l
7,440,887
200,000 3.780%, 10/21/2026
k,l
198,321
1,900,000 3.700%, 10/26/2026
k,l
1,883,080
Federal Home Loan Mortgage
Corporation Discount Notes
7,100,000 3.695%, 10/14/2026
k,l
7,045,493
State Street Institutional U.S.
Government Money Market
Fund
249,524,014 3.619%
k
249,524,014
Thrivent Core Short-Term Reserve
Fund
32,094,845 3.970% 320,948,447
U.S. Treasury Bills
700,000 3.617%, 9/8/2026
k,m
697,462
1,200,000 3.607%, 9/29/2026
k,m
1,192,989
Total Short-Term Investments
(cost $629,260,663) 629,375,306
Total Investments (cost
$4,228,378,247) 100.4% $5,794,479,951
Other Assets and Liabilities, Net
(0.4%) (20,581,597)
Total Net Assets 100.0% $5,773,898,355
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $31,055,416 or 0.5% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2026.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of July 31, 2026
was $114,132,284 or 1.98% of total net assets. The following table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 13,156,172
ASF IX, LP  3/18/2024 11,830,224
ASF VIII Sidecar (Cayman), LP  6/28/2024 3,613,300
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 13,160,000
LCP X (Offshore), LP  10/25/2023 17,148,800
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 21,161,761
StepStone Secondary
Opportunities Fund VI
Offshore, LP  7/9/2026 –

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Moderately Aggressive Allocation
Fund as of July 31, 2026:
Securities Lending Transactions
Common Stock $ 8,540,847
Total lending $8,540,847
Gross amount payable upon return of
collateral for securities loaned $8,661,675
Net amounts due to counterparty $120,828
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,820,819,486 2,820,819,486 – –
U.S. Unaffiliated 30,075,834 30,075,834 – –
Common Stock
Communications Services 125,721,488 123,525,265 2,196,223 –
Consumer Discretionary 168,567,048 168,567,048 – –
Consumer Staples 51,557,767 51,557,767 – –
Energy 80,408,174 80,408,174 – –
Financials 240,315,132 240,315,132 – –
Health Care 203,468,250 203,468,250 – –
Industrials 222,907,982 222,907,982 – –
Information Technology 457,601,399 441,933,854 15,667,545 –
Materials 56,673,304 56,673,304 – –
Real Estate 52,196,080 52,196,080 – –
Utilities 57,642,468 57,642,468 – –
Long-Term Fixed Income
Asset-Backed Securities 9,425,128 – 9,425,128 –
Collateralized Mortgage Obligations 30,602,760 – 30,602,760 –
Commercial Mortgage-Backed Securities 6,045,613 – 6,045,613 –
Financials 283,888 – 283,888 –
Mortgage-Backed Securities 131,874,557 – 131,874,557 –
U.S. Government & Agencies 144,829,623 – 144,829,623 –
Private Equity Funds
Secondary 114,132,284 – – 114,132,284
Short-Term Investments 308,426,859 249,524,014 58,902,845 –
Subtotal Investments in Securities $5,313,575,124 $4,799,614,658 $399,828,182 $114,132,284
Other Investments  * Total
Affiliated Short-Term Investments 320,948,447
U.S. Affiliated Registered Investment Cos. 151,294,705
Collateral Held for Securities Loaned 8,661,675
Subtotal Other Investments $480,904,827
Total Investments at Value $5,794,479,951
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,629,071 9,629,071 – –
Credit Default Swaps 755,103 – 755,103 –
Total Asset Derivatives $10,384,174 $9,629,071 $755,103 $–
Liability Derivatives
Futures Contracts 4,267,777 4,267,777 – –
Total Liability Derivatives $4,267,777 $4,267,777 $– $–

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Asset Backed Securities Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, and U.S. Treasury yields.
Unobservable inputs were weighted by the relative fair value of the instruments. Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
0
Investments in
Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
07/31/2026
Private Equity Funds
 Secondary $89,473,302 $- $14,458,736 $15,094,332 ($4,894,086) $- $- $114,132,284
Total  $89,473,302 $- $14,458,736 $15,094,332 ($4,894,086) $- $- $114,132,284
Investments in Securities
Ending
Value  07/31/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $114,132,284
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $114,132,284

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling
$57,380,394 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 410 September 2026 $ 44,694,338 ( $ 414,338)
CBOT 2-Yr. U.S. Treasury Note 411 September 2026 84,724,872 (219,416)
CBOT 5-Yr. U.S. Treasury Note 589 September 2026 62,833,577 (413,384)
CBOT U.S. Long Bond 180 September 2026 19,925,667 (429,417)
CME E-mini Russell 2000 Index 24 September 2026 3,569,407 (43,807)
CME E-mini S&P 500 Index 1,287 September 2026 480,084,709 3,779,028
CME E-mini S&P Mid-Cap 400 Index 4 September 2026 1,529,697 (20,537)
CME Ultra Long Term U.S. Treasury Bond 175 September 2026 19,737,090 (541,777)
ICE mini MSCI EAFE Index 1,189 September 2026 186,658,262 2,529,473
Ultra 10-Yr. U.S. Treasury Note 198 September 2026 21,984,572 (263,352)
Total Futures Long Contracts $ 925,742,191 $ 3,962,473
CME E-mini Russell 2000 Index (1,159) September 2026 ( $ 170,490,853) $ 233,753
CME E-mini S&P Mid-Cap 400 Index (117) September 2026 (44,454,245) 311,315
Eurex Euro STOXX 50 Index (777) September 2026 (55,305,606) (1,921,749)
ICE US mini MSCI Emerging Markets Index (611) September 2026 (52,947,767) 2,775,502
Total Futures Short Contracts ( $ 323,198,471) $1,398,821
Total Futures Contracts $ 602,543,720 $5,361,294

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Fund's credit default swap contracts held as of July 31, 2026. Investments totaling
$1,890,451 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 20,334,600) $ – $ 755,103 $ 755,103
Total Credit Default Swaps $– $755,103 $755,103
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $36,902 $1,539 $3,215 $35,003 4,000 0.6%
Core Emerging Markets Equity 93,937 3,044 – 116,292 7,954 2.0
Core High Yield Bond – 50,398 – 50,177 2,548 0.9
Core Investment Grade Corporate Bond – 84,634 – 82,673 4,295 1.4
Global Stock, Class S 270,917 27,951 – 305,134 9,395 5.3
High Yield, Class S 27,135 1,278 – 27,989 1,656 0.5
Income, Class S 72,883 2,530 1,430 71,287 4,436 1.3
International Equity, Class S 360,404 24,583 – 424,546 29,647 7.4
International Large Cap ETF
1
164,656 27,146 – 195,866 7,666 3.4
International Small Cap ETF – 7,564 – 7,527 324 0.1
Large Cap Growth, Class S 634,207 18,758 – 636,278 25,289 11.0
Large Cap Value, Class S 482,993 26,205 – 575,078 15,254 10.0
Mid Cap Stock, Class S 188,461 21,438 – 227,884 5,714 3.9
Mid Cap Value ETF
2
– 40,727 – 47,666 2,675 0.8
Short-Term Bond, Class S 41,838 1,384 950 41,733 3,360 0.7
Small Cap Stock, Class S 80,370 1,919 – 96,089 2,571 1.7
Small Cap Value ETF
3
24,701 2,923 0 30,892 962 0.5
Total Affiliated Registered Investment
Companies 2,479,404 2,972,114 51.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 486,525 100,670 266,290 320,948 32,095 5.6
Total Affiliated Short-Term Investments 486,525 320,948 5.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,478 318,555 315,371 8,662 8,662 0.2
Total Collateral Held for Securities Loaned 5,478 8,662 0.2
Total Value $2,971,407 $3,301,724
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.
2 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
3 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(401) $178 $– $1,538
Core Emerging Markets Equity – 19,311 – 3,044
Core High Yield Bond – (221) – 1,224
Core Investment Grade Corporate Bond – (1,961) – 1,544
Global Stock, Class S – 6,266 23,475 4,476
High Yield, Class S – (424) – 1,278
Income, Class S (234) (2,462) – 2,530
International Equity, Class S – 39,559 14,434 10,149
International Large Cap ETF
1
– 4,064 17,387 9,760
International Small Cap ETF – (37) – –
Large Cap Growth, Class S – (16,687) 18,758 –
Large Cap Value, Class S – 65,880 20,058 6,149
Mid Cap Stock, Class S – 17,985 20,528 910
Mid Cap Value ETF
2
– 6,939 – 48
Short-Term Bond, Class S (7) (532) – 1,385
Small Cap Stock, Class S – 13,800 1,590 329
Small Cap Value ETF
3
– 3,268 2,366 629
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 43 – – 12,482
Total Income/Non Cash Income from Affiliated Investments $57,475
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 19
Total Affiliated Income from Securities Loaned, Net $19
Total $(599) $154,926 $118,596
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.
2 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
3 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   51.6% Value
U.S. Affiliated   51.2%
3,615,605 Thrivent Core Emerging Markets
Debt Fund $ 31,636,546
965,878 Thrivent Core Emerging Markets
Equity Fund 14,121,141
2,292,067 Thrivent Core High Yield Bond
Fund 45,130,803
3,869,828 Thrivent Core Investment Grade
Corporate Bond Fund 74,494,188
95,387 Thrivent Global Stock Fund, Class
S 3,098,166
1,497,558 Thrivent High Yield Fund, Class S 25,308,735
4,002,075 Thrivent Income Fund, Class S 64,313,345
2,588,345 Thrivent International Equity Fund,
Class S 37,065,101
919,835 Thrivent International Large Cap
ETF 23,501,692
39,444 Thrivent International Small Cap
ETF 915,882
3,540,146 Thrivent Large Cap Growth Fund,
Class S 89,070,079
4,078,223 Thrivent Large Cap Value Fund,
Class S 153,749,020
405,746 Thrivent Mid Cap Stock Fund,
Class S 16,181,165
90,157 Thrivent Mid Cap Value ETF 1,606,354
3,033,976 Thrivent Short-Term Bond Fund,
Class S 37,681,978
140,889 Thrivent Small Cap Stock Fund,
Class S 5,265,016
68,050 Thrivent Small Cap Value ETF 2,185,344
Total 625,324,555
U.S. Unaffiliated   0.4%
1,762 Invesco QQQ Trust Series 1
a
1,212,238
118 iShares Biotechnology ETF 21,996
59 iShares Russell 2000 Growth ETF 21,870
131 iShares Semiconductor ETF 66,141
3,782 State Street SPDR S&P 500 ETF
Trust 2,825,268
196 State Street SPDR S&P 600 Small
Cap Growth ETF 22,583
1,097 State Street SPDR S&P Biotech
ETF 161,270
Total 4,331,366
Total Registered Investment
Companies (cost $452,110,905) 629,655,921
Principal
Amount Long-Term Fixed Income 24.0% Value
Asset-Backed Securities 0.7%
522 Funding CLO, Ltd.
$ 475,000
5.503%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
b,c
475,074
Acacia, LLC
450,000
5.440%,  7/15/2041, Ser.
2026-1, Class A
b
449,801
Access Group, Inc.
14,750
4.231%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,c
14,722
Principal
Amount Long-Term Fixed Income  24.0% Value
Asset-Backed Securities 0.7% - continued
ALLO Issuer, LLC
$ 550,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
b
$ 550,908
Balboa Bay Loan Funding, Ltd.
500,000
5.679%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
b,c
501,524
375,000
5.979%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
b,c
375,079
Barings CLO, Ltd.
500,000
5.629%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
b,c
500,060
Battalion CLO XIV, Ltd.
325,000
5.729%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
b,c
325,008
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
b
291,479
Commonbond Student Loan Trust
9,016
4.339%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,c
8,948
Federal National Mortgage
Association - REMIC
525,000
7.776%,  (SOFR30A +
4.160%), 8/25/2026, Ser.
2026-69, Class MF
c
507,515
FirstLight Issuer, LLC
400,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
b
397,384
Foundation Finance Trust
72,047
1.270%,  5/15/2041, Ser.
2021-1A, Class A
b
68,787
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
b
478,888
Laurel Road Prime Student Loan
Trust
102,955
6.200%,  11/25/2043, Ser.
2018-D, Class A
b,c
97,676
LCM 41, Ltd.
200,000
5.753%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
b,c
200,003
Lightpath Fiber Issuer, LLC
550,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
b
544,758
National Collegiate Trust
42,226
4.058%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,c
41,411
Oak Street Investment
300,424
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
b
270,381
Pagaya AI Debt Grantor Trust
400,000
5.245%,  1/16/2034, Ser.
2026-4, Class A2
b
399,621

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.0% Value
Asset-Backed Securities 0.7% - continued
Palmer Square Loan Funding, Ltd.
$ 275,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
b,c
$ 275,254
RR 28, Ltd.
700,000
5.403%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
b,c
700,993
Sunnova Hestia II Issuer, LLC
483,721
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
b,d
462,797
Trinitas CLO, Ltd.
725,000
5.510%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
b,c
725,679
Total 8,663,750
Collateralized Mortgage Obligations 2.4%
A&D Mortgage Trust
224,021
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
b,e
224,934
Alternative Loan Trust
108,844
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 52,293
BINOM Securitization Trust
152,105
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,c
139,797
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
b,e
500,885
Chase Home Lending Mortgage
Trust
425,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
b,c
417,571
CHNGE Mortgage Trust
99,332
7.100%,  7/25/2058, Ser.
2023-3, Class A1
b,e
98,998
Citicorp Mortgage Securities, Inc.
161,601
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 138,534
COLT Mortgage Loan Trust
471,090
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,c
424,241
Countrywide Alternative Loan Trust
110,816
4.124%,  10/25/2035, Ser.
2005-43, Class 4A1
c
96,707
369,597
7.000%,  10/25/2037, Ser.
2007-24, Class A10 113,534
Cross Mortgage Trust
499,767
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
b,e
492,789
CSMC Trust
220,604
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
188,610
Federal Home Loan Mortgage
Corporation - REMIC
627,109
4.000%,  1/25/2051, Ser.
5249, Class LA 614,459
400,000
5.000%,  1/25/2055, Ser.
5490, Class LB 385,560
750,000
5.250%,  2/25/2055, Ser.
5508, Class AY 734,206
400,000
5.250%,  3/25/2055, Ser.
5519, Class CL 387,065
Principal
Amount Long-Term Fixed Income  24.0% Value
Collateralized Mortgage Obligations 2.4% -
continued
$ 503,041
7.616%,  (SOFR30A +
4.000%), 8/25/2026, Ser.
5567, Class MB
c
$ 509,139
800,000
5.000%,  8/25/2055, Ser.
5569, Class BY 765,086
836,466
5.000%,  9/25/2054, Ser.
5473, Class HL 822,877
1,188,732
2.000%,  12/25/2050, Ser.
5051, Class WI
f
152,898
106,719
3.000%,  2/15/2033, Ser.
4170, Class IG
f
5,724
133,734
3.000%,  3/15/2033, Ser.
4180, Class PI
f
9,181
476,241
4.500%,  10/15/2033, Ser.
2695, Class BH 471,791
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 532,775
Federal Home Loan Mortgage
Corporation - SLST
450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
d
381,771
Federal National Mortgage
Association - REMIC
550,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 537,254
525,581
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 489,354
475,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 451,555
382,561
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 316,863
833,996
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
110,243
44,110
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
461
Flagstar Mortgage Trust
625,303
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
b,c
504,224
190,225
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
169,649
GCAT Trust
244,807
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,c
222,867
420,042
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
b,c
421,749
GS Mortgage-Backed Securities
Trust
575,580
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
b,e
564,866
522,170
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,c
439,617
400,000
5.000%,  10/25/2056, Ser.
2026-PJ7, Class A17
b,c
367,306
750,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
b,c
730,625
GSAA Home Equity Trust
855,050
4.013%,  8/25/2034, Ser.
2004-10, Class M2
c
803,247
GSR Mortgage Loan Trust
259,965
5.173%,  9/25/2034, Ser.
2004-11, Class 2A2
c
254,538
HTAP Issuer Trust
310,199
6.500%,  4/25/2042, Ser.
2024-2, Class A
b
307,250

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.0% Value
Collateralized Mortgage Obligations 2.4% -
continued
$ 565,183
6.500%,  11/25/2042, Ser.
2025-1, Class A
b
$ 563,506
J.P. Morgan Mortgage Trust
394,684
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,c
317,777
400,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
b,c
390,996
295,207
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
250,012
273,341
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
b,e
269,888
340,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
b,c
315,383
Mello Mortgage Capital
Acceptance
438,207
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,c
350,628
Merrill Lynch Alternative Note
Asset Trust
76,526
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 21,905
MFA Trust
273,597
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
b,e
273,952
Morgan Stanley Residential
Mortgage Loan Trust
575,000
7.298%,  9/25/2068, Ser.
2023-NQM1, Class M1
b,c
575,200
New Residential Mortgage Loan
Trust
845,070
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,c
680,380
OBX Trust
350,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,c
326,598
PMT Loan Trust
650,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
639,358
700,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
b,c
678,113
Point Securitization Trust
500,000
5.250%,  7/25/2056, Ser.
2026-2, Class A1
b
484,650
572,928
5.750%,  10/25/2055, Ser.
2025-2, Class A1
b
566,495
PRET Trust
282,039
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
b,e
272,112
PRET, LLC
434,543
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
b,e
430,924
Provident Funding Mortgage Trust
725,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
b,c
674,760
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
b,e
313,697
266,661
6.255%,  5/25/2030, Ser.
2025-3, Class A1
b,e
266,431
381,520
5.729%,  7/25/2030, Ser.
2025-5, Class A1
b,e
380,010
Principal
Amount Long-Term Fixed Income  24.0% Value
Collateralized Mortgage Obligations 2.4% -
continued
RCO IX Mortgage, LLC
$ 164,925
5.765%,  5/25/2031, Ser.
2026-2, Class A1
b,e
$ 164,253
Residential Accredit Loans, Inc.
Trust
59,824
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 52,780
Residential Asset Securitization
Trust
377,090
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 175,733
Saluda Grade Alternative
Mortgage Trust
257,733
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
b,e
256,834
399,313
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
b,e
398,706
Sequoia Mortgage Trust
775,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
b,c
708,545
350,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
b,c
337,766
650,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
b,c
605,221
160,567
3.434%,  9/20/2046, Ser.
2007-1, Class 4A1
c
104,191
TRK Trust
231,088
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,c
205,257
Unlock HEA Trust
271,958
7.000%,  4/25/2039, Ser.
2024-1, Class A
b
270,829
365,411
6.500%,  10/25/2039, Ser.
2024-2, Class A
b
363,109
Verus Securitization Trust
156,830
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,c
137,754
VOLT CVI, LLC
280,081
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
b
280,375
Vontive Mortgage Trust
600,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
b,e
603,198
Total 29,060,419
Commercial Mortgage-Backed Securities 0.5%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b
471,063
BANK
2,711,463
0.410%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,f
52,688
2,686,629
0.623%,  3/15/2058, Ser.
2025-BNK49, Class XA
c,f
117,577
BBCMS Mortgage Trust
3,959,428
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
221,717
2,319,222
0.919%,  12/15/2058, Ser.
2025-C39, Class XA
c,f
151,805

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.0% Value
Commercial Mortgage-Backed Securities 0.5%
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 4,135,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
d
$ 4,157,444
Home Partners of America Trust
443,932
2.078%,  9/17/2041, Ser.
2021-1, Class C
b
400,280
Total 5,572,574
Financials <0.1%
CHL Mortgage Pass-Through Trust
474,009
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 185,936
Countrywide Home Loans, Inc.
74,839
5.750%,  4/25/2037, Ser.
2007-3, Class A27 30,799
Total 216,735
Mortgage-Backed Securities 9.6%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
237,229 5.500%,  12/1/2038 241,761
1,304,372 5.500%,  2/1/2040 1,324,057
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,607,816 2.000%,  1/1/2052 1,273,035
172,255 6.000%,  1/1/2055 178,111
973,744 4.500%,  2/1/2056 922,011
1,864,657 2.500%,  4/1/2052 1,555,918
772,903 2.000%,  5/1/2051 611,973
2,830,835 2.500%,  5/1/2051 2,343,640
1,661,978 4.000%,  5/1/2052 1,530,741
659,399 5.000%,  7/1/2053 643,198
317,896 5.500%,  7/1/2053 317,406
917,615 3.500%,  8/1/2052 820,957
893,129 5.000%,  8/1/2053 874,875
2,312,224 5.500%,  9/1/2053 2,321,657
1,075,476 5.500%,  9/1/2055 1,072,207
438,132 5.500%,  9/1/2055 437,530
974,919 3.500%,  9/1/2047 884,307
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
612,400 2.500%,  7/1/2030 591,264
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
172,711 5.500%,  9/1/2039 176,319
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,083,172 3.000%,  12/1/2036 1,013,343
852,738 3.000%,  8/1/2038 799,995
1,398,527 3.500%,  5/1/2040 1,309,101
1,711,272 2.500%,  4/1/2042 1,506,422
411,604 2.000%,  5/1/2042 352,887
488,963 5.000%,  10/1/2045 476,806
Principal
Amount Long-Term Fixed Income  24.0% Value
Mortgage-Backed Securities 9.6% - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 3,533,790 3.000%,  1/1/2052 $ 3,048,099
570,134 2.000%,  2/1/2051 451,422
376,892 2.000%,  2/1/2051 298,416
2,040,996 2.500%,  2/1/2051 1,700,839
1,528,984 5.500%,  2/1/2055 1,530,065
5,546,175 2.000%,  3/1/2051 4,364,352
2,541,942 4.000%,  3/1/2051 2,356,938
354,531 2.000%,  3/1/2052 281,928
3,836,086 3.000%,  3/1/2052 3,309,407
2,555,089 5.500%,  3/1/2055
g
2,541,879
1,493,372 3.000%,  4/1/2051 1,277,960
1,413,647 5.500%,  4/1/2054 1,419,415
1,932,245 3.000%,  5/1/2050 1,653,714
690,325 2.000%,  5/1/2051 543,668
1,758,669 3.000%,  5/1/2051 1,538,821
534,679 3.500%,  5/1/2052 478,786
3,958,320 2.000%,  6/1/2050 3,125,365
1,437,847 3.000%,  6/1/2050 1,263,555
668,508 4.000%,  6/1/2052 613,145
423,521 5.000%,  6/1/2053 413,770
3,258,235 2.500%,  7/1/2051 2,726,176
918,129 3.500%,  7/1/2051 824,380
358,476 3.000%,  7/1/2052 310,802
788,835 4.000%,  7/1/2052 723,510
723,162 2.500%,  8/1/2050 604,107
1,959,183 3.500%,  8/1/2050 1,767,516
2,389,424 3.500%,  8/1/2052 2,121,970
6,684,895 4.500%,  8/1/2052 6,317,210
2,984,498 4.500%,  8/1/2052 2,821,915
1,232,759 5.000%,  8/1/2053 1,203,996
2,453,231 6.000%,  8/1/2054 2,536,293
6,850,000 2.500%,  8/1/2056
g
5,583,745
567,044 2.500%,  9/1/2051 473,003
674,329 3.500%,  9/1/2052 603,674
1,549,506 3.500%,  9/1/2052 1,391,823
953,233 5.000%,  9/1/2052 927,629
916,279 4.500%,  9/1/2053 869,545
1,400,293 4.500%,  9/1/2053 1,326,627
2,089,063 4.000%,  10/1/2052 1,925,944
698,320 2.000%,  11/1/2051 552,898
898,272 3.500%,  11/1/2052 808,205
2,758,176 2.000%,  12/1/2050 2,185,904
3,895,317 2.500%,  12/1/2051 3,245,226
1,725,555 4.500%,  12/1/2052 1,638,906
525,000 6.000%,  8/1/2041
g
530,781
1,425,000 5.500%,  8/1/2042
g
1,410,187
1,149,754 3.500%,  12/1/2047 1,044,401
3,400,000 4.000%,  8/1/2048
g
3,103,509
1,925,000 4.500%,  8/1/2048
g
1,807,436
7,100,000 5.000%,  8/1/2048
g
6,851,258
2,000,000 3.500%,  8/1/2049
g
1,773,984
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
954,936 3.500%,  7/1/2061 836,659
1,078,965 4.000%,  12/1/2061 972,536
Total 117,612,820
U.S. Government & Agencies 10.8%
U.S. Treasury Bonds
1,000,000 4.750%,  2/15/2056 924,063

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.0% Value
U.S. Government & Agencies 10.8% - continued
$ 9,000,000 4.750%,  8/15/2055 $ 8,310,586
4,000,000 1.625%,  11/15/2050 1,978,906
2,300,000 4.750%,  11/15/2053 2,119,414
2,190,000 5.250%,  11/15/2028 2,235,682
550,000 4.375%,  5/15/2040 515,969
7,335,000 1.375%,  11/15/2040 4,565,464
2,000,000 3.000%,  5/15/2042 1,531,172
4,300,000 4.625%,  2/15/2046 3,961,375
4,999,000 2.500%,  5/15/2046 3,279,617
7,300,000 2.875%,  5/15/2049 4,936,910
U.S. Treasury Notes
4,200,000 0.500%,  4/30/2027 4,091,686
8,200,000 3.875%,  5/31/2027 8,183,908
6,500,000 3.500%,  9/30/2027 6,449,473
2,285,000 2.250%,  11/15/2027 2,229,125
4,700,000 3.875%,  12/31/2027 4,676,500
1,700,000 0.750%,  1/31/2028 1,614,734
8,400,000 3.500%,  1/31/2028 8,309,109
5,450,000 2.875%,  5/15/2028 5,320,350
1,800,000 3.750%,  12/31/2028 1,776,938
4,100,000 3.500%,  9/30/2029 3,998,301
27,000,000 3.625%,  9/30/2030 26,208,984
1,400,000 3.625%,  10/31/2030 1,358,000
900,000 3.875%,  4/30/2031 879,117
4,700,000 4.125%,  6/30/2031 4,637,578
5,095,000 1.375%,  11/15/2031 4,360,006
5,025,000 4.125%,  11/15/2032 4,916,648
3,300,000 4.500%,  11/15/2033 3,282,855
1,800,000 4.250%,  8/15/2035 1,742,836
2,600,000 4.000%,  11/15/2035 2,464,719
500,000 4.125%,  2/15/2036 477,813
Total 131,337,838
Total Long-Term Fixed Income
(cost $312,940,789) 292,464,136
Shares Common Stock 13.4% Value
Communications Services 1.0%
11,287 Alphabet, Inc., Class A 4,019,639
9,635 Alphabet, Inc., Class C 3,436,323
13,530 AT&T, Inc. 314,572
31 Cable One, Inc.
h
1,240
106 CarGurus , Inc.
h
3,841
39 Charter Communications, Inc.
h
5,654
4,814 Comcast Corporation 115,343
440 Gogo , Inc.
h
1,839
103 Liberty Capital Corporation
h
2,387
1,107 Liberty Global, Ltd., Class A
h
11,745
85 Liberty Media Corporation-Liberty
Formula One
h
8,341
1,457 Lumen Technologies, Inc.
h
9,296
13 Madison Square Garden Sports
Corporation
h
5,118
91 Match Group, Inc. 3,586
4,994 Meta Platforms, Inc. 2,780,210
2,597 Netflix, Inc.
h
186,231
499 New York Times Company 37,370
65 Omnicom Group, Inc. 5,116
867 Reddit , Inc.
h
121,961
676 ROBLOX Corporation
h
24,066
21 Space Exploration Technologies
Corporation
h
2,276
156 Spotify Technology SA
h
77,991
815 Taboola.com, Ltd.
h
4,083
Shares Common Stock  13.4% Value
Communications Services 1.0% - continued
1,417 Trade Desk, Inc.
h
$ 25,563
4,927 Universal Music Group NV 81,293
278 Versant Media Group, Inc. 10,005
4,142 Walt Disney Company 398,419
5,908 Warner Brothers Discovery, Inc.
h
155,380
6,533 Warner Music Group Corporation 169,597
1,824 ZoomInfo Technologies, Inc.
h
6,019
Total 12,024,504
Consumer Discretionary 1.4%
77 Abercrombie & Fitch Company
h
7,665
267 Adient plc
h
5,618
15,482 ADT, Inc. 118,283
1,504 Advance Auto Parts, Inc. 83,532
4,796 Airbnb, Inc.
h
726,690
21,300 Amazon.com, Inc.
h
5,784,654
424 American Eagle Outfitters, Inc. 7,284
1,910 Aptiv plc
h
107,858
249 Aramark 14,186
8 AutoNation, Inc.
h
1,699
21 AutoZone, Inc.
h
63,341
476 Bath & Body Works, Inc. 9,577
91 Best Buy Company, Inc. 7,850
974 Boot Barn Holdings, Inc.
h
145,116
2,026 BorgWarner, Inc. 129,137
10 Bright Horizons Family Solutions,
Inc.
h
745
45 Brunswick Corporation 3,555
130 Buckle, Inc. 5,690
24 Burlington Stores, Inc.
h
8,844
519 CarMax, Inc.
h
29,718
500 Carnival Corporation, Ltd. 13,905
4 Cavco Industries, Inc.
h
2,188
104 Champion Homes, Inc.
h
8,279
373 Chewy, Inc.
h
8,430
195 Chipotle Mexican Grill, Inc.
h
7,258
1,100 D.R. Horton, Inc. 157,366
260 Dana, Inc. 7,002
153 Deckers Outdoor Corporation
h
14,823
361 DoorDash , Inc.
h
70,814
147 eBay, Inc. 16,760
3,274 Etsy, Inc.
h
267,420
1,769 Five Below, Inc.
h
384,103
135 Flutter Entertainment plc
h
14,103
2,378 Ford Motor Company 34,909
998 Frontdoor , Inc.
h
72,485
49 Gap, Inc. 984
786 Garmin, Ltd. 230,911
4,329 Garrett Motion, Inc. 134,848
8,962 General Motors Company 796,363
458 Gentex Corporation 10,699
9 Genuine Parts Company 1,119
24 GigaCloud Technology, Inc.
h
1,050
712 Goodyear Tire & Rubber
Company
h
4,948
52 Grand Canyon Education, Inc.
h
7,558
500 Hasbro, Inc. 46,970
1,758 Hilton Worldwide Holdings, Inc. 563,421
472 Home Depot, Inc. 156,685
650 Installed Building Products, Inc. 144,911
299 Kohl's Corporation 5,723
1,996 Laureate Education, Inc.
h
76,467
260 Lear Corporation 33,966
149 Lennar Corporation 12,270
3,361 Levi Strauss & Company 82,412

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.4% Value
Consumer Discretionary 1.4% - continued
5,434 Life Time Group Holdings, Inc.
h
$ 245,073
9 Lithia Motors, Inc. 3,469
210 LKQ Corporation 4,715
1,191 Lowe's Companies, Inc. 247,502
143 Lululemon Athletica , Inc.
h
16,998
19 M/I Homes, Inc.
h
2,777
845 Macy's, Inc. 20,973
742 Mattel, Inc.
h
11,197
819 Mobileye Global, Inc.
h
6,503
386 Mohawk Industries, Inc.
h
47,517
593 Monarch Casino & Resort, Inc. 72,791
199 Murphy USA, Inc. 120,944
1 NVR, Inc.
h
6,147
854 Ollie's Bargain Outlet Holdings,
Inc.
h
62,743
5,184 O'Reilly Automotive, Inc.
h
463,190
4,115 Pattern Group, Inc.
h
94,727
278 PENN Entertainment, Inc.
h
5,707
255 Perdoceo Education Corporation 8,112
34 Pool Corporation 6,314
591 PulteGroup, Inc. 74,744
41 Ralph Lauren Corporation 15,594
455 RH
h
75,312
4,720 Ross Stores, Inc. 1,185,050
1,986 SharkNinja , Inc.
h
321,275
705 Sonos , Inc.
h
10,335
6,151 Sony Group Corporation ADR 143,072
67 Strategic Education, Inc. 5,494
1,267 Tapestry, Inc. 193,053
3,235 Tesla, Inc.
h
1,006,764
1,340 Texas Roadhouse, Inc. 275,290
4,245 TJX Companies, Inc. 667,908
309 Toll Brothers, Inc. 45,080
176 Tractor Supply Company 5,416
38 Ulta Beauty, Inc.
h
19,488
2,550 Universal Technical Institute, Inc.
h
100,241
359 Urban Outfitters, Inc.
h
26,631
239 Versigent plc
h
9,883
112 Victoria's Secret & Company
h
9,932
5,981 Viking Holdings, Ltd.
h
624,117
43 Visteon Corporation 4,495
370 Williams-Sonoma, Inc. 84,604
2,198 Wyndham Hotels & Resorts, Inc. 164,542
2,543 Wynn Resorts, Ltd. 252,545
163 YETI Holdings, Inc.
h
7,977
7 Yum! Brands, Inc. 1,073
Total 17,429,506
Consumer Staples 0.3%
6,843 BellRing Brands, Inc.
h
84,785
74 BJ's Wholesale Club Holdings,
Inc.
h
7,236
1,598 British American Tobacco plc ADR 96,919
160 Campbell's Company
a
3,517
245 Casey's General Stores, Inc. 213,395
45 Celsius Holdings, Inc.
h
1,314
554 Central Garden & Pet Company,
Class A
h
21,002
1,335 Chefs' Warehouse, Inc.
h
153,992
81 Church & Dwight Company, Inc. 8,004
6,854 Coca-Cola Company 600,342
1,253 Colgate-Palmolive Company 114,399
1,478 Conagra Brands, Inc. 21,446
38 Constellation Brands, Inc. 4,949
124 Costco Wholesale Corporation 118,034
Shares Common Stock  13.4% Value
Consumer Staples 0.3% - continued
6,324 Darling Ingredients, Inc.
h
$ 383,487
107 Dollar General Corporation 13,594
90 Dollar Tree, Inc.
h
11,449
15 Hershey Company 2,626
323 Hormel Foods Corporation 8,078
27 Ingles Markets, Inc. 2,430
175 J.M. Smucker Company 20,871
1,112 John B. Sanfilippo & Son, Inc. 92,029
7,441 Keurig Dr Pepper, Inc. 231,564
395 Kraft Heinz Company 10,211
121 Maplebear , Inc.
h
5,397
22 Marzetti Company 2,351
939 PepsiCo, Inc. 131,047
126 Performance Food Group
Company
h
14,413
303 Procter & Gamble Company 43,781
1 Seaboard Corporation 4,413
470 Smithfield Foods, Inc. 12,239
8 Sprouts Farmers Markets, Inc.
h
697
3,934 Sysco Corporation 335,334
35 Target Corporation 5,057
2,899 Turning Point Brands, Inc. 216,294
371 Tyson Foods, Inc. 21,503
4,535 Unilever plc ADR 287,564
146 US Foods Holding Corporation
h
14,686
32 Vita Coco Company, Inc.
h
2,110
4,093 Walmart, Inc. 455,142
264 WD-40 Company 59,965
Total 3,837,666
Energy 0.5%
11,431 Antero Midstream Corporation 251,139
577 Antero Resources Corporation
h
20,853
99 APA Corporation 3,695
58 Archrock , Inc. 2,074
41 Baker Hughes Company 2,480
19 California Resources Corporation 1,000
318 Cheniere Energy, Inc. 83,815
4,046 Chevron Corporation 796,374
209 Chord Energy Corporation 29,339
142 CNX Resources Corporation
h
5,084
6,535 ConocoPhillips 787,337
10,255 Devon Energy Corporation 462,808
3,528 DHT Holdings, Inc. 65,515
73 Diamondback Energy, Inc. 14,815
572 Dorian LPG, Ltd. 27,124
181 DT Midstream, Inc. 24,978
9,581 Enterprise Products Partners, LP 364,557
1,102 EOG Resources, Inc. 163,856
191 EQT Corporation 10,178
1,195 Expand Energy Corporation 112,366
6,726 ExxonMobil Holdings Corporation 1,045,490
174 Gulfport Energy Corporation
h
28,078
7,849 Halliburton Company 253,130
63 Hess Midstream, LP 2,572
602 HF Sinclair Corporation 55,065
1,236 Kinder Morgan, Inc. 39,775
157 Kodiak Gas Services, Inc. 9,218
813 Marathon Petroleum Corporation 257,290
1,932 Matador Resources Company 96,388
519 Occidental Petroleum Corporation 29,619
33 Oceaneering International, Inc.
h
1,610
38 ONEOK, Inc. 3,451
535 Ovintiv , Inc. 33,416
32 Par Pacific Holdings, Inc.
h
2,753

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.4% Value
Energy 0.5% - continued
8,921 Patterson-UTI Energy, Inc. $ 93,492
129 PBF Energy, Inc. 9,324
19,305 Permian Resources Corporation 411,390
199 Phillips 66 42,124
207 Range Resources Corporation 8,309
76 Scorpio Tankers, Inc. 5,917
438 SM Energy Company 14,244
1,267 Talos Energy, Inc.
h
19,233
3,705 TechnipFMC plc 265,500
53 Teekay Tankers, Ltd. 4,207
2,432 Transocean, Ltd.
h
12,938
13 Valero Energy Corporation 4,068
117 Viper Energy, Inc. 5,219
Total 5,983,207
Financials 1.7%
35 Acadian Asset Management, Inc. 3,027
596 Affiliated Managers Group, Inc. 218,571
132 Affirm Holdings, Inc.
h
9,439
658 AGNC Investment Corporation 7,014
571 Allstate Corporation 150,790
4,386 Ally Financial, Inc. 190,045
693 American Express Company 233,021
964 American Financial Group, Inc. 136,618
2,810 American International Group, Inc. 220,810
326 Ameriprise Financial, Inc. 177,944
40 Ameris Bancorp 3,488
2,765 Arch Capital Group, Ltd.
h
277,965
3,859 Associated Banc-Corp 119,166
53 Assurant, Inc. 14,797
141 Assured Guaranty, Ltd. 11,664
1,759 Atlantic Union Bankshares
Corporation 74,634
73 Avidia Bancorp, Inc. 1,628
134 Axis Capital Holdings, Ltd. 14,113
973 Banc of California, Inc. 18,633
16,548 Bank of America Corporation 1,025,149
164 Bank of Marin Bancorp 4,782
11 Bank of N.T. Butterfield & Son, Ltd. 674
3,500 Bank of New York Mellon
Corporation 547,155
64 Bank OZK 3,283
204 BankUnited , Inc. 9,517
126 Banner Corporation 8,872
126 Bar Harbor Bankshares 5,003
90 BayCom Corporation 2,716
3,577 Beacon Financial Corporation 112,711
2,019 Berkshire Hathaway, Inc.
h
1,032,799
14,633 BGC Group, Inc. 168,572
550 BlackRock, Inc. 599,714
123 Bladex, Inc. 7,202
54 Block, Inc.
h
4,387
505 Blue Owl Capital, Inc. 5,201
32 Bread Financial Holdings, Inc. 3,458
3,104 Bridgewater Bancshares, Inc.
h
63,570
3,088 Byline Bancorp, Inc. 121,266
39 C&F Financial Corporation 3,221
2,179 Capital One Financial Corporation 455,433
13 Cathay General Bancorp 821
8 Central Pacific Financial
Corporation 315
8,546 Charles Schwab Corporation 899,381
27 Chemung Financial Corporation 2,200
141 ChoiceOne Financial Services, Inc. 4,798
990 Chubb, Ltd. 347,173
Shares Common Stock  13.4% Value
Financials 1.7% - continued
5 Cincinnati Financial Corporation $ 888
3,085 Citigroup, Inc. 408,608
301 Citizens Financial Group, Inc. 21,567
31 Citizens Financial Services, Inc. 2,403
198 Civista Bancshares, Inc. 5,754
595 CNB Financial Corporation 20,884
517 CNO Financial Group, Inc. 28,482
139 Colony Bankcorp , Inc. 3,047
918 Columbia Banking System, Inc. 28,706
102 Commerce Bancshares, Inc. 6,046
4 Community Financial System, Inc. 259
912 Community Trust Bancorp, Inc. 71,546
992 ConnectOne Bancorp, Inc. 32,676
7 Corpay , Inc.
h
2,675
57 Cullen/Frost Bankers, Inc. 9,481
1,459 Customers Bancorp, Inc.
h
114,794
353 Dynex Capital, Inc. 4,487
113 Eagle Bancorp Montana, Inc. 2,648
656 East West Bancorp, Inc. 85,936
96 Eastern Bankshares , Inc. 2,204
41 Encore Capital Group, Inc.
h
3,857
685 Enova International, Inc.
h
174,086
61 Equity Bancshares, Inc. 3,091
1,626 Essent Group, Ltd. 107,251
52 Euronet Worldwide, Inc.
h
3,709
60 Evercore , Inc. 19,234
597 F.N.B. Corporation 11,283
166 Farmers & Merchants Bancorp,
Inc./ Archbold , OH 5,538
186 Farmers National Banc
Corporation 2,950
510 Federal Agricultural Mortgage
Corporation 116,076
271 Federated Hermes, Inc. 16,249
93 Fidelity National Financial, Inc. 4,798
350 Fidelity National Information
Services, Inc. 15,669
349 Fifth Third Bancorp 19,718
756 Financial Institutions, Inc. 31,344
1,147 First American Financial
Corporation 86,014
63 First Bancorp/Puerto Rico 1,823
286 First Bank/Hamilton, NJ 5,300
288 First Busey Corporation 8,888
2 First Citizens BancShares , Inc./NC 4,373
48 First Financial Bankshares , Inc. 1,687
19 First Hawaiian, Inc. 528
783 First Horizon Corporation 20,076
215 First Merchants Corporation 9,275
104 First Mid-Illinois Bancshares, Inc. 5,417
20 FirstCash Holdings, Inc. 4,080
466 Fiserv, Inc.
h
25,136
97 Flagstar Bank NA 1,379
80 Flywire Corporation
h
1,281
28 Franklin Resources, Inc. 948
133 Fulton Financial Corporation 3,236
17,006 Genworth Financial, Inc.
h
167,169
72 Glacier Bancorp, Inc. 3,549
51 Global Life, Inc. 9,295
64 Global Payments, Inc. 5,381
1,138 Goosehead Insurance, Inc.
h
70,556
87 Hamilton Insurance Group, Ltd. 3,129
54 Hamilton Lane, Inc. 4,801
51 Hancock Whitney Corporation 3,927
2,019 Hanmi Financial Corporation 64,366

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.4% Value
Financials 1.7% - continued
60 Hanover Bancorp, Inc. $ 1,575
28 Hanover Insurance Group, Inc. 6,514
203 Happen, Inc.
h
3,885
124 Hartford Insurance Group, Inc. 17,597
189 Hilltop Holdings, Inc. 7,454
109 Home BancShares , Inc. 3,387
914 Hometrust Bancshares, Inc. 46,788
335 Horizon Bancorp, Inc. 6,851
649 Houlihan Lokey , Inc. 81,443
7,060 Huntington Bancshares, Inc./OH 120,302
57 Independent Bank Corporation/MA 4,778
810 Independent Bank Corporation/MI 30,942
54 Interactive Brokers Group, Inc. 4,751
4,771 Intercontinental Exchange, Inc. 727,482
143 International Bancshares
Corporation 10,945
433 Invesco, Ltd. 12,817
146 Investar Holding Corporation 4,398
200 Jackson Financial, Inc. 24,456
181 Jefferies Financial Group, Inc. 9,883
5,434 JPMorgan Chase & Company 1,911,627
688 Kearny Financial Corporation/MD 6,598
539 Kemper Corporation 15,297
745 KeyCorp 16,830
138 Lazard, Inc. 5,848
187 Lincoln National Corporation 8,529
134 Loews Corporation 15,545
641 M&T Bank Corporation 157,872
340 Marex Group, Ltd. 22,073
13 Markel Group, Inc.
h
24,470
52 MarketAxess Holdings, Inc. 8,440
545 Marsh & McLennan Companies,
Inc. 103,381
1,099 Mastercard , Inc. 629,837
460 Mercury General Corporation 49,275
2,273 MetLife, Inc. 218,503
4,472 MGIC Investment Corporation 134,339
79 Miami International Holdings, Inc.
h
3,716
4,950 Morgan Stanley 1,041,579
116 Morningstar, Inc. 22,338
2,014 Nasdaq, Inc. 189,699
81 National Bankshares , Inc. 3,289
175 NBT Bancorp, Inc. 9,214
834 Neptune Insurance Holdings, Inc.
h
26,446
174 NerdWallet , Inc.
h
1,566
2,328 NMI Holdings, Inc.
h
103,130
187 Northeast Community Bancorp,
Inc. 4,993
832 Northern Trust Corporation 151,582
251 Northpointe Bancshares, Inc. 4,392
539 Northwest Bancshares, Inc. 8,484
201 OFG Bancorp 10,625
5,615 Old National Bancorp 149,584
4,225 Old Republic International
Corporation 182,562
4,479 Old Second Bancorp, Inc. 113,274
235 OneMain Holdings, Inc. 14,706
636 Oportun Financial Corporation
h
3,523
29 Orange County Bancorp, Inc. 1,109
1,160 Orrstown Financial Services, Inc. 49,567
2,605 Oscar Health, Inc.
h
81,328
78 Palomar Holdings, Inc.
h
10,436
156 Parke Bancorp, Inc. 5,327
96 Paymentus Holdings, Inc.
h
3,274
215 PayPal Holdings, Inc. 12,300
Shares Common Stock  13.4% Value
Financials 1.7% - continued
123 PCB Bancorp $ 3,428
23 Peoples Bancorp of North
Carolina, Inc. 989
966 Pinnacle Financial Partners, Inc. 101,652
88 Piper Sandler Companies 6,670
96 PNC Financial Services Group,
Inc. 23,988
177 Popular, Inc. 31,012
234 Prosperity Bancshares, Inc. 17,520
301 Provident Financial Services, Inc. 7,429
209 Prudential Financial, Inc. 25,515
570 Radian Group, Inc. 22,224
95 RBB Bancorp 2,505
268 Regions Financial Corporation 8,295
1,034 Reinsurance Group of America,
Inc. 244,903
108 RenaissanceRe Holdings, Ltd. 34,558
28 Renasant Corporation 1,220
35 RLI Corporation 2,143
2,626 Robinhood Markets, Inc.
h
227,307
758 Rocket Companies, Inc.
h
9,778
12 S&P Global, Inc. 4,943
5,924 SEI Investments Company 610,054
40 Selective Insurance Group, Inc. 3,792
19 ServisFirst Bancshares, Inc. 1,701
2,385 Simmons First National
Corporation 56,262
876 SouthState Bank Corporation 92,059
101 Starwood Property Trust, Inc. 1,614
214 State Street Corporation 39,410
535 Stifel Financial Corporation 44,357
681 Stock Yards Bancorp, Inc. 57,953
807 StoneX Group, Inc.
h
61,792
19 Texas Capital Bancshares, Inc. 1,878
112 Third Coast Bancshares, Inc.
h
4,910
78 Timberland Bancorp, Inc./WA 3,497
391 Toast, Inc.
h
12,618
74 Tompkins Financial Corporation 7,388
223 Towne Bank/Portsmouth, VA 8,454
109 TPG RE Finance Trust, Inc. 869
99 TPG, Inc. 4,322
179 Tradeweb Markets, Inc. 17,990
2,487 Triumph Financial, Inc.
h
188,838
3,647 Truist Financial Corporation 189,060
1,360 U.S. Bancorp 85,694
105 UMB Financial Corporation 15,302
97 United Bankshares , Inc. 4,700
2,160 United Community Banks, Inc. 76,550
48 Unity Bancorp, Inc. 2,827
808 Universal Insurance Holdings, Inc. 35,318
71 Univest Financial Corporation 3,141
428 Unum Group 36,855
4,684 Valley National Bancorp 66,934
201 Virtu Financial, Inc. 11,805
1,907 Visa, Inc. 698,210
65 Voya Financial, Inc. 6,463
9,542 Wells Fargo & Company 824,906
274 WesBanco , Inc. 11,338
150 West Bancorporation, Inc. 4,208
333 Western Alliance Bancorp 26,803
806 Western Union Company
a
5,126
13 WEX, Inc.
h
2,430
642 Wintrust Financial Corporation 102,425
118 WisdomTree , Inc. 2,286
41 WSFS Financial Corporation 3,288

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.4% Value
Financials 1.7% - continued
2,230 Zions Bancorp NA $ 155,431
Total 20,251,990
Health Care 1.6%
4,430 AbbVie, Inc. 1,111,664
301 Acadia Healthcare Company, Inc.
h
8,916
271 Adaptive Biotechnologies
Corporation
h
6,116
3,145 Agilent Technologies, Inc. 435,174
68 Agios Pharmaceuticals, Inc.
h
2,041
48 Align Technology, Inc.
h
8,120
2,094 Alignment Healthcare, Inc.
h
31,096
1,864 Amgen, Inc. 717,938
139 Anika Therapeutics, Inc.
h
2,680
213 Arcus Biosciences, Inc.
h
6,004
107 Argenx SE ADR
h
91,359
3,830 Avantor , Inc.
h
52,777
45 Azenta , Inc.
h
1,266
15 Becton, Dickinson and Company 2,484
1,378 BioLife Solutions, Inc.
h
43,104
2,656 BioMarin Pharmaceutical, Inc.
h
159,413
16 Bio-Rad Laboratories, Inc.
h
5,208
9,233 Boston Scientific Corporation
h
431,458
535 BridgeBio Pharma, Inc.
h
42,848
3,032 BrightSpring Health Services, Inc.
h
181,041
1,689 Bristol-Myers Squibb Company 110,309
28 Bruker Corporation 1,760
69 Cardinal Health, Inc. 15,872
859 Cencora , Inc. 267,441
243 Centene Corporation
h
15,119
86 Charles River Laboratories
International, Inc.
h
19,996
444 Chemed Corporation 236,319
1,070 Cigna Group 298,584
2,655 Concentra Group Holdings Parent,
Inc. 84,031
511 Cooper Companies, Inc.
h
36,956
1,751 CVS Health Corporation 182,857
3,637 Danaher Corporation 709,142
204 Denali Therapeutics, Inc.
h
4,696
495 Dentsply Sirona, Inc. 6,618
1,415 Dexcom , Inc.
h
118,082
285 Doximity , Inc.
h
5,959
367 Edwards Lifesciences Corporation
h
31,588
1,875 Elanco Animal Health, Inc.
h
49,444
202 Elevance Health, Inc. 75,920
1,044 Eli Lilly & Company 1,199,389
1,555 Encompass Health Corporation 172,714
358 Enovis Corporation
h
10,436
79 Envista Holdings Corporation
h
2,157
1,688 Exelixis , Inc.
h
89,515
573 Fortrea Holdings, Inc.
h
10,984
133 Fulcrum Therapeutics, Inc.
h
476
54 GE HealthCare Technologies, Inc. 3,673
436 GeneDx Holdings Corporation
h
28,388
1,387 Gilead Sciences, Inc. 180,601
139 Globus Medical, Inc.
h
10,952
608 Guardant Health, Inc.
h
98,490
1,309 Harmony Biosciences Holdings,
Inc.
h
46,129
46 Henry Schein, Inc.
h
3,945
16 Humana, Inc. 5,822
1,222 ICON plc
h
199,876
506 ICU Medical, Inc.
h
85,266
245 IDEXX Laboratories, Inc.
h
136,972
Shares Common Stock  13.4% Value
Health Care 1.6% - continued
905 Illumina, Inc.
h
$ 185,616
120 Innoviva , Inc.
h
2,516
156 Insmed , Inc.
h
15,382
593 Insulet Corporation
h
98,053
199 Integra LifeSciences Holdings
Corporation
h
3,313
1,725 Intuitive Surgical, Inc.
h
609,494
589 Ionis Pharmaceuticals, Inc.
h
30,493
107 IQVIA Holding, Inc.
h
25,147
1,308 Janux Therapeutics, Inc.
h
19,842
1,313 Jazz Pharmaceuticals, Inc.
h
332,005
6,915 Johnson & Johnson 1,772,660
33 Kiniksa Pharmaceuticals
International plc
h
2,453
1,122 Labcorp Holdings, Inc. 346,922
2,518 LivaNova plc
h
201,793
80 Medline, Inc.
h
3,142
694 Medpace Holdings, Inc.
h
400,514
7,748 Medtronic plc 661,602
7,834 Merck & Company, Inc. 1,019,987
32 Merit Medical Systems, Inc.
h
2,720
106 Mesa Laboratories, Inc. 10,686
98 Mettler -Toledo International, Inc.
h
138,797
344 Mirum Pharmaceuticals, Inc.
h
36,447
61 Moderna , Inc.
h
3,344
383 Natera , Inc.
h
102,552
690 Neogen Corporation
h
8,308
5,678 Neurocrine Biosciences, Inc.
h
947,090
39 Option Care Health, Inc.
h
898
4,893 Pfizer, Inc. 122,374
65 Prestige Consumer Healthcare,
Inc.
h
3,264
2,364 Progyny , Inc.
h
73,591
369 QIAGEN NV 15,277
18 Quest Diagnostics, Inc. 4,194
964 RadNet , Inc.
h
61,484
320 Regeneron Pharmaceuticals, Inc. 244,042
1,306 Repligen Corporation
h
184,159
52 Revolution Medicines, Inc.
h
9,752
90 Roivant Sciences, Ltd.
h
3,052
13,621 Royalty Pharma plc 795,875
529 Sarepta Therapeutics, Inc.
h
7,861
2,398 Sotera Health Company
h
42,828
63 STERIS plc 14,389
1,398 Stryker Corporation 455,329
643 Tenet Healthcare Corporation
h
163,824
241 Thermo Fisher Scientific, Inc. 138,406
1,607 Twist Bioscience Corporation
h
147,121
576 UFP Technologies, Inc.
h
146,753
244 United Therapeutics Corporation
h
126,321
2,731 UnitedHealth Group, Inc. 1,131,726
115 Vaxcyte , Inc.
h
6,219
489 Veeva Systems, Inc.
h
99,648
882 Vericel Corporation
h
40,537
1,518 Viatris , Inc. 26,656
46 Viemed Healthcare, Inc.
h
537
511 Vir Biotechnology, Inc.
h
4,425
26 Waters Corporation
h
9,810
4,017 Waystar Holding Corporation
h
84,799
410 West Pharmaceutical Services,
Inc. 139,794
89 Xenon Pharmaceuticals, Inc.
h
5,578
2,236 Zimmer Biomet Holdings, Inc. 210,027
Total 19,398,613

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.4% Value
Industrials 1.7%
2,447 3M Company $ 431,357
777 AAON, Inc. 69,200
358 Acuity, Inc. 117,564
1,512 Advanced Drainage Systems, Inc. 209,382
130 AECOM 9,411
22 AGCO Corporation 2,248
6,426 Allegheny Technologies, Inc.
h
1,204,489
467 Allegion plc 73,506
33 Allison Transmission Holdings, Inc. 3,780
3,588 Amentum Holdings, Inc.
h
79,654
41 American Superconductor
Corporation
h
1,204
2,385 AMETEK, Inc. 576,478
266 APi Group Corporation
h
10,555
593 Applied Industrial Technologies,
Inc. 204,710
202 Armstrong World Industries, Inc. 35,281
420 Atmus Filtration Technologies, Inc. 21,685
193 Axon Enterprise, Inc.
h
101,858
25 AZZ, Inc. 3,618
1,365 Badger Infrastructure Solutions,
Ltd. 86,524
2,361 Barrett Business Services, Inc. 92,173
119 Bloom Energy Corporation
h
24,491
118 Brady Corporation 11,124
126 BrightView Holdings, Inc.
h
1,643
8 Brink's Company 948
85 Broadridge Financial Solutions,
Inc. 13,086
248 Builders FirstSource , Inc.
h
16,477
301 BWX Technologies, Inc. 50,779
470 C.H. Robinson Worldwide, Inc. 69,433
12 CACI International, Inc.
h
5,973
824 Caterpillar, Inc. 671,403
1,036 CECO Environmental Corporation
h
68,262
2,521 Clean Harbors, Inc.
h
788,771
24,711 CNH Industrial NV 253,288
120 Concentrix Corporation
a
2,952
357 Construction Partners, Inc.
h
36,896
6,819 Copart , Inc.
h
198,569
218 CRA International, Inc. 39,029
746 Crane Company 159,241
342 CSW Industrials, Inc. 109,074
16,253 CSX Corporation 819,151
356 Cummins, Inc. 225,775
784 Curtiss-Wright Corporation 567,616
2,885 Delta Air Lines, Inc. 252,264
226 Donaldson Company, Inc. 21,298
10 Dycom Industries, Inc.
h
4,011
404 Eaton Corporation plc 167,741
458 EMCOR Group, Inc. 365,223
90 Enerpac Tool Group Corporation 3,217
51 EnerSys 9,489
249 EnPro , Inc. 78,166
76 Equifax, Inc. 13,119
458 ESCO Technologies, Inc. 144,403
236 ExlService Holdings, Inc.
h
8,007
8,455 Fastenal Company 403,388
321 Federal Signal Corporation 40,109
373 Ferguson Enterprises, Inc. 87,405
3,330 Flowserve Corporation 253,047
2,323 Fluor Corporation
h
116,545
85 Fortive Corporation 5,033
229 Fortune Brands Innovations, Inc. 11,281
476 FTAI Aviation, Ltd. 98,056
Shares Common Stock  13.4% Value
Industrials 1.7% - continued
309 Gates Industrial Corporation, Ltd.
h
$ 8,646
18 GATX Corporation 3,220
182 GE Vernova , Inc. 180,233
12 Generac Holdings, Inc.
h
2,365
1,857 General Dynamics Corporation 712,011
3,433 General Electric Company 1,236,120
230 Genpact , Ltd. 8,089
499 Graco , Inc. 39,611
142 HEICO Corporation 36,534
1,243 Helios Technologies, Inc. 96,842
335 Herc Holdings, Inc. 50,297
2,023 Hexcel Corporation 208,268
852 Honeywell Aerospace, Inc.
h
176,142
655 Honeywell International, Inc. 159,198
1,043 Howmet Aerospace, Inc. 294,397
8 Hubbell, Inc. 3,780
18 Huntington Ingalls Industries, Inc. 5,876
634 IDEX Corporation 146,105
167 IES Holdings, Inc.
h
124,338
61 Ingersoll Rand, Inc. 5,086
411 Innodata, Inc.
h
25,823
107 ITT Corporation 20,970
1,047 Jacobs Solutions, Inc. 141,272
835 JB Hunt Transport Services, Inc. 226,911
2,040 Johnson Controls International plc 299,186
1,161 Kirby Corporation
h
152,254
117 Knight-Swift Transportation
Holdings, Inc. 8,135
1,074 Korn Ferry 88,358
821 L3Harris Technologies, Inc. 227,466
38 Landstar System, Inc. 6,641
41 Leidos Holdings, Inc. 4,740
1,177 Limbach Holdings, Inc.
h
84,391
932 Lincoln Electric Holdings, Inc. 243,541
36 Liquidity Services, Inc.
h
1,403
971 Louisiana-Pacific Corporation 70,330
173 Lyft, Inc.
h
2,744
43 Masco Corporation 3,074
2 MasTec , Inc.
h
526
46 Maximus, Inc. 2,772
139 McGrath RentCorp 16,006
1,357 Mercury Systems, Inc.
h
131,765
146 Middleby Corporation
h
19,503
132 Midera Food Processing, Inc.
h
6,329
320 MillerKnoll , Inc. 7,206
474 Modine Manufacturing Company
h
95,302
455 Moog, Inc. 177,382
1,178 Mueller Industries, Inc. 78,231
1,485 Mueller Water Products, Inc. 37,481
7 MYR Group, Inc.
h
2,333
135 Nextpower , Inc.
h
12,132
8 Nordson Corporation 2,382
3,798 NPK International, Inc.
h
47,437
541 nVent Electric plc 83,222
381 NWPX Infrastructure, Inc.
h
46,893
781 Old Dominion Freight Line, Inc. 165,681
146 OPENLANE, Inc.
h
5,805
300 Otis Worldwide Corporation 21,585
66 Owens Corning, Inc. 9,167
714 Parker-Hannifin Corporation 697,242
43 Paychex, Inc. 5,024
50 Paylocity Holding Corporation
h
6,895
106 Pentair plc 6,937
159 Powell Industries, Inc. 33,180
96 Proto Labs, Inc.
h
7,205

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.4% Value
Industrials 1.7% - continued
334 Quanta Services, Inc. $ 222,898
756 RBC Bearings, Inc.
h
416,790
67 Regal Rexnord Corporation 13,750
870 Republic Services, Inc. 183,179
515 Rockwell Automation, Inc. 247,241
4,951 RTX Corporation 1,065,554
68 Ryder System, Inc. 17,437
159 Saia, Inc.
h
55,273
69 Science Applications International
Corporation 8,082
282 Sensata Technologies Holding plc 13,054
31 SkyWest, Inc.
h
3,316
36 SPX Technologies, Inc.
h
7,906
447 SS&C Technologies Holdings, Inc. 34,441
190 Standex International Corporation 56,335
97 Stanley Black & Decker, Inc. 9,174
24 Sterling Construction Company,
Inc.
h
14,322
69 Sunbelt Rentals Holdings, Inc. 4,962
703 Terex Corporation 44,177
237 Tetra Tech, Inc. 7,859
51 Textron, Inc. 4,348
1,054 Timken Company 144,978
5,029 Toro Company 462,014
15 Trane Technologies plc 6,824
556 Transcat , Inc.
h
47,466
113 Trex Company, Inc.
h
4,900
1,950 Uber Technologies, Inc.
h
137,202
50 U-Haul Holding Company
h
3,546
1,135 UL Solutions, Inc. 104,011
151 United Airlines Holdings, Inc.
h
18,321
128 United Rentals, Inc. 138,145
65 Upwork , Inc.
h
595
356 V2X, Inc.
h
32,125
276 Valmont Industries, Inc. 132,949
251 Veralto Corporation 23,637
879 Verisk Analytics, Inc. 171,273
119 Verra Mobility Corporation
h
630
514 Vertiv Holdings Company 124,167
201 Vestis Corporation
h
2,906
2 Vicor Corporation
h
415
96 Wabtec Corporation 27,923
9 Watts Water Technologies, Inc. 3,112
242 WESCO International, Inc. 83,125
363 Willdan Group, Inc.
h
24,876
943 Woodward, Inc. 340,187
22 XPO, Inc.
h
4,421
200 Xylem, Inc. 23,394
239 Zurn Elkay Water Solutions
Corporation 12,072
Total 20,885,792
Information Technology 4.0%
1,246 Adobe, Inc.
h
312,011
2,482 Advanced Micro Devices, Inc.
h
1,181,804
120 Akamai Technologies, Inc.
h
13,822
103 Ambarella , Inc.
h
8,858
380 Amkor Technology, Inc. 18,951
8,311 Amphenol Corporation 1,335,578
2,729 Analog Devices, Inc. 1,002,662
24,570 Apple, Inc. 7,589,919
2,627 Applied Materials, Inc. 1,333,649
4,837 Arista Networks, Inc.
h
872,353
148 Arrow Electronics, Inc.
h
32,052
13 Astera Labs, Inc.
h
4,046
Shares Common Stock  13.4% Value
Information Technology 4.0% - continued
69 Atlassian Corporation
h
$ 6,970
1,954 Autodesk, Inc.
h
457,627
329 Avnet, Inc. 29,228
74 Blackbaud , Inc.
h
3,167
7,370 Broadcom, Inc. 2,868,994
917 Cadence Design Systems, Inc.
h
311,798
1,267 CCC Intelligent Solutions Holdings,
Inc.
h
7,716
159 Celestica, Inc.
h
52,699
78 Circle Internet Group, Inc.
h
4,884
133 Cirrus Logic, Inc.
h
17,204
6,815 Cisco Systems, Inc. 790,472
1,682 Clear Secure, Inc. 92,914
512 Cloudflare , Inc.
h
142,838
1,661 Cognex Corporation 108,364
134 Cognizant Technology Solutions
Corporation 7,417
266 Coherent Corporation
h
69,929
990 Cohu , Inc.
h
47,510
23 CommVault Systems, Inc.
h
2,709
1,201 Crane NXT Company 62,392
395 Credo Technology Group Holding,
Ltd.
h
81,761
296 CrowdStrike Holdings, Inc.
h
56,495
10 CTS Corporation 641
910 Datadog , Inc.
h
243,853
579 DigitalOcean Holdings, Inc.
h
68,032
72 Diodes, Inc.
h
5,927
2,665 DocuSign, Inc.
h
146,122
159 Enphase Energy, Inc.
h
5,969
32 Entegris , Inc. 3,810
113 EPAM Systems, Inc.
h
11,928
247 Everforth , Inc.
h
7,025
44 F5, Inc.
h
17,713
383 Fabrinet
h
166,762
308 Figma , Inc.
h
7,491
266 Flex, Ltd.
h
30,258
7,306 Fortinet, Inc.
h
1,183,207
346 Globant SA
h
12,664
51 GoDaddy , Inc.
h
4,220
2,242 GPGI, Inc. 29,594
1,520 Guidewire Software, Inc.
h
230,949
722 Hewlett Packard Enterprise
Company 34,584
36 HubSpot , Inc.
h
8,545
62 Ichor Holdings, Ltd.
h
4,667
351 Ingram Micro Holding Corporation 9,902
79 Insight Enterprises, Inc.
h
10,185
3,776 Intel Corporation
h
340,595
140 InterDigital , Inc. 42,675
454 International Business Machines
Corporation 101,537
521 Intuit, Inc. 164,672
786 IPG Photonics Corporation
h
66,857
4,806 JFrog , Ltd.
h
383,471
1,836 Keysight Technologies, Inc.
h
585,831
2,743 Knowles Corporation
h
100,366
128 Kulicke and Soffa Industries, Inc. 11,418
3,221 Lam Research Corporation 943,817
1,075 Lattice Semiconductor
Corporation
h
133,590
633 Littelfuse , Inc. 279,868
38 Lumentum Holdings, Inc.
h
27,130
382 MACOM Technology Solutions
Holdings, Inc.
h
96,050
547 Manhattan Associates, Inc.
h
104,674

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.4% Value
Information Technology 4.0% - continued
27 MaxLinear , Inc.
h
$ 1,804
256 Microchip Technology, Inc. 19,018
2,405 Micron Technology, Inc. 1,979,387
13,337 Microsoft Corporation 6,197,971
370 MKS, Inc. 110,056
23 MongoDB, Inc.
h
7,762
240 Monolithic Power Systems, Inc. 342,247
742 Motorola Solutions, Inc. 323,326
87 Napco Security Technologies, Inc. 3,226
37 NetApp, Inc. 6,604
176 NetScout Systems, Inc.
h
7,158
15,491 Nokia Oyj ADR 141,588
239 Novanta , Inc.
h
34,069
1,906 Nutanix , Inc.
h
112,473
43,643 NVIDIA Corporation 8,761,332
251 NXP Semiconductors NV 57,519
124 Okta , Inc.
h
17,599
128 ON Semiconductor Corporation
h
10,446
928 Onto Innovation, Inc.
h
239,962
4,352 Oracle Corporation 565,194
1,464 Palantir Technologies, Inc.
h
180,160
121 PC Connection, Inc. 10,130
2,040 Pegasystems , Inc. 62,322
362 Plexus Corporation
h
90,985
75 PTC, Inc.
h
10,290
26 Q2 Holdings, Inc.
h
1,583
112 Qnity Electronics, Inc. 14,692
1,876 Qualcomm, Inc. 276,916
893 Rambus, Inc.
h
81,290
20 Rigetti Computing, Inc.
h
299
474 Rogers Corporation
h
58,525
54 Roper Industries, Inc. 21,166
9,250 SailPoint , Inc.
a,h
155,122
602 Salesforce, Inc. 110,780
3,334 Samsung Electronics Company,
Ltd. 580,299
289 SanDisk Corporation
h
351,086
38 Sanmina Corporation
h
7,051
4,048 ServiceNow , Inc.
h
450,259
215 SiTime Corporation
h
115,068
175 Skyworks Solutions, Inc.
a
10,899
1,432 Snowflake, Inc.
h
419,977
711 Synopsys, Inc.
h
276,408
568 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 229,614
1,754 TD SYNNEX Corporation 448,498
25 TE Connectivity plc 5,142
15 Teledyne Technologies, Inc.
h
9,834
111 Tenable Holdings, Inc.
h
3,623
209 Teradyne, Inc. 76,847
3,695 Texas Instruments, Inc. 1,018,859
266 Trimble, Inc.
h
15,050
731 TTM Technologies, Inc.
h
84,387
31 Twilio , Inc.
h
6,118
30 Tyler Technologies, Inc.
h
9,288
148 Unity Software, Inc.
h
4,693
85 Varonis Systems, Inc.
h
3,396
56 VeriSign, Inc. 16,241
102 ViaSat , Inc.
h
7,847
291 Vistance Networks, Inc.
h
3,416
404 Vontier Corporation 12,981
111 Western Digital Corporation 60,477
135 Workday, Inc.
h
21,646
507 Zebra Technologies Corporation
h
148,967
Shares Common Stock  13.4% Value
Information Technology 4.0% - continued
182 Zoom Communications, Inc.
h
$ 17,485
79 Zscaler , Inc.
h
11,945
Total 48,995,794
Materials 0.4%
504 Air Products and Chemicals, Inc. 148,625
51 Albemarle Corporation 6,000
3,815 Alcoa Corporation 172,667
174 Amcor plc 7,809
588 American Vanguard Corporation
h
1,405
1,427 Amrize , Ltd. 69,795
108 AngloGold Ashanti plc 8,567
571 AptarGroup, Inc. 76,491
1,317 Ashland, Inc. 95,627
21 Avery Dennison Corporation 3,564
303 Avient Corporation 11,005
1,186 Balchem Corporation 198,720
319 Ball Corporation 20,703
1,425 Celanese Corporation 63,726
490 Century Aluminum Company
h
21,937
1,994 CF Industries Holdings, Inc. 249,629
805 Cleveland-Cliffs, Inc.
h
9,274
1,142 Coeur Mining, Inc. 17,027
139 Commercial Metals Company 9,552
5 Compass Minerals International,
Inc.
h
147
15,782 Constellium SE
h
438,424
266 Corteva , Inc. 20,937
2,012 Crown Holdings, Inc. 237,114
675 Dow, Inc. 20,446
14 DuPont de Nemours, Inc. 1,918
1,039 Eastman Chemical Company 72,678
1,817 Ecolab, Inc. 504,454
5,098 Ecovyst , Inc.
h
61,482
3,119 Element Solutions, Inc. 114,561
4,013 Freeport-McMoRan, Inc. 251,334
531 Graphic Packaging Holding
Company 5,698
1,142 Greif, Inc. 98,840
525 Hecla Mining Company 7,413
106 Ingevity Corporation
h
7,750
2,171 International Paper Company 88,642
8,336 Ivanhoe Mines, Ltd.
h
59,881
181 Kaiser Aluminum Corporation 28,902
1,956 Linde plc 935,711
215 LyondellBasell Industries NV 13,347
695 Magnera Corporation
h
9,209
167 Martin Marietta Materials, Inc. 87,698
97 Minerals Technologies, Inc. 7,395
527 Mosaic Company 11,657
2,862 Newmont Corporation 268,198
1,335 Nucor Corporation 343,482
161 O-I Glass, Inc.
h
1,151
252 Orion SA 1,701
24 Packaging Corporation of America 5,900
133 Perimeter Solutions, Inc.
h
4,071
130 PPG Industries, Inc. 14,368
38 Reliance, Inc. 15,432
93 Royal Gold, Inc. 18,447
94 RPM International, Inc. 10,065
35 Scotts Miracle- Gro Company 2,299
106 Sensient Technologies Corporation 13,109
122 Smurfit WestRock plc 5,608
1,179 Solstice Advanced Materials, Inc. 70,940
137 Sonoco Products Company 7,721

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.4% Value
Materials 0.4% - continued
891 SSR Mining, Inc.
h
$ 22,827
725 Steel Dynamics, Inc. 182,163
58 Stepan Company 3,720
134 TriMas Corporation 5,351
11 Vulcan Materials Company 2,954
Total 5,277,268
Real Estate 0.4%
924 Agree Realty Corporation 71,887
301 Alexandria Real Estate Equities,
Inc. 15,486
221 Alpine Income Property Trust, Inc. 4,460
829 Americold Realty Trust, Inc. 11,681
756 AvalonBay Communities, Inc. 140,321
1,043 Brixmor Property Group, Inc. 32,865
85 Broadstone Net Lease, Inc. 1,820
1,023 CareTrust REIT, Inc. 42,905
1,966 CBRE Group, Inc.
h
288,628
660 CoStar Group, Inc.
h
18,982
1,150 Cousins Properties, Inc. 36,283
3,023 Crown Castle, Inc. 230,655
332 Curbline Properties Corporation 10,173
122 Cushman & Wakefield, Ltd.
h
1,637
225 Digital Realty Trust, Inc. 42,417
737 Easterly Government Properties,
Inc. 17,953
2,821 EPR Properties 175,099
278 Equinix , Inc. 283,360
1,071 Equity Lifestyle Properties, Inc. 69,690
17,195 Essential Properties Realty Trust,
Inc. 538,032
23 Essex Property Trust, Inc. 6,535
537 Extra Space Storage, Inc. 79,497
57 Federal Realty Investment Trust 7,073
13,863 Fermi, Inc.
h
78,880
2,445 First Industrial Realty Trust, Inc. 160,979
50 Forestar Group, Inc.
h
1,408
212 FrontView REIT, Inc. 4,312
467 Gaming and Leisure Properties,
Inc. 20,917
1,208 Getty Realty Corporation 41,241
6,778 Healthcare Realty Trust, Inc. 142,406
392 Host Hotels & Resorts, Inc. 9,851
528 Hudson Pacific Properties, Inc. 7,271
1,975 Independence Realty Trust, Inc. 32,844
2,904 Industrial Logistics Properties Trust 25,003
1,691 Innovative Industrial Properties,
Inc. 99,448
814 InvenTrust Properties Corporation 28,824
1,682 Iron Mountain, Inc. 205,742
1,933 Jones Lang LaSalle, Inc.
h
686,273
225 Kimco Realty Corporation 5,733
10 Lamar Advertising Company 1,600
105 Macerich Company 2,713
5,739 Medical Properties Trust, Inc. 26,572
7,378 Millrose Properties, Inc. 206,436
20 National Health Investors, Inc. 1,533
4,114 NetSTREIT Corporation 88,245
82 NNN REIT, Inc. 3,897
35 Omega Healthcare Investors, Inc. 1,772
677 Outfront Media, Inc. 21,576
1,062 Park Hotels & Resorts, Inc. 15,994
330 Piedmont Realty Trust, Inc.
h
3,198
157 Postal Realty Trust, Inc. 3,617
545 Rayonier, Inc. REIT 11,870
Shares Common Stock  13.4% Value
Real Estate 0.4% - continued
162 Realty Income Corporation $ 10,347
80 Regency Centers Corporation 6,423
1,083 RLJ Lodging Trust 13,267
50 Ryman Hospitality Properties 6,683
7,285 Sabra Health Care REIT, Inc. 154,223
872 Safehold , Inc. 14,109
94 SBA Communications Corporation 17,012
426 Service Properties Trust 3,421
308 Simon Property Group, Inc. 70,646
516 STAG Industrial, Inc. 19,742
587 Sunstone Hotel Investors, Inc. 6,909
13,805 Tanger , Inc. 561,311
1,768 Terreno Realty Corporation 126,677
229 Ventas, Inc. 21,414
1,607 VICI Properties, Inc. 42,344
113 WP Carey, Inc. 8,317
449 Xenia Hotels & Resorts, Inc. 9,240
434 Zillow Group, Inc., Class C
h
14,782
Total 5,174,461
Utilities 0.4%
1,102 Alliant Energy Corporation
a
78,000
643 American States Water Company 55,066
36 American Water Works Company,
Inc. 4,830
126 Artesian Resources Corporation 4,328
740 Avista Corporation 29,933
250 Black Hills Corporation 17,802
200 California Water Service Group 10,022
1,892 CenterPoint Energy, Inc. 79,540
917 Clearway Energy, Inc., Class C 29,096
123 Consolidated Edison, Inc. 13,389
1,173 Constellation Energy Corporation 308,206
28 DTE Energy Company 3,972
2,309 Duke Energy Corporation 289,618
11,606 Edison International 851,532
3,130 Entergy Corporation 336,851
1,756 Evergy , Inc. 145,766
1,293 Eversource Energy 92,566
814 Exelon Corporation 37,297
506 FirstEnergy Corporation 24,445
107 H2O America
a
6,562
388 National Fuel Gas Company 31,936
451 New Jersey Resources
Corporation 26,108
1,721 NiSource, Inc. 76,464
65 OGE Energy Corporation 3,078
166 Otter Tail Corporation 14,678
14,226 PG&E Corporation 247,248
1,236 Pinnacle West Capital Corporation 124,824
10,212 Portland General Electric
Company 503,758
157 PPL Corporation 5,528
257 Public Service Enterprise Group,
Inc. 19,707
701 Spire, Inc. 55,982
19,295 UGI Corporation 696,935
486 Unitil Corporation 26,215
2,116 Vistra Energy Corporation 313,570
40 Xcel Energy, Inc. 3,128
Total 4,567,980
Total Common Stock
(cost $120,334,915) 163,826,781

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
i
Private Equity Funds 1.4% Value
Secondary  1.4%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*, h,j
$ 1,947,102
__ ASF IX, LP
*, h,j
3,748,681
__ ASF VIII Sidecar (Cayman), LP
*, h,j
522,949
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*, h,j
3,554,659
__ LCP X (Offshore), LP
*, h,j
7,335,219
__ StepStone Secondary
Opportunities Fund VI Offshore,
LP
*, h,j
394,057
Total 17,502,667
Total Private Equity Funds
(cost $11,966,003) 17,502,667
Shares
Collateral Held for Securities
Loaned 0.1% Value
1,422,850 Thrivent Cash Management Trust 1,422,850
Total Collateral Held for
Securities Loaned
(cost $1,422,850) 1,422,850
Shares or
Principal
Amount Short-Term Investments 11.2% Value
Federal Home Loan Bank Discount
Notes
1,900,000 3.615%, 8/21/2026
k,l
1,896,016
1,000,000 3.621%, 8/26/2026
k,l
997,404
200,000 3.635%, 8/28/2026
k,l
199,441
400,000 3.634%, 9/4/2026
k,l
398,581
100,000 3.660%, 9/9/2026
k,l
99,594
200,000 3.650%, 9/11/2026
k,l
199,148
500,000 3.685%, 9/18/2026
k,l
497,516
100,000 3.710%, 9/23/2026
k,l
99,452
1,400,000 3.700%, 10/1/2026
k,l
1,391,115
400,000 3.690%, 10/14/2026
k,l
396,929
2,500,000 3.710%, 10/16/2026
k,l
2,480,295
900,000 3.800%, 10/21/2026
k,l
892,446
200,000 3.700%, 10/26/2026
k,l
198,219
Federal Home Loan Mortgage
Corporation Discount Notes
900,000 3.695%, 10/14/2026
k,l
893,091
State Street Institutional U.S.
Government Money Market
Fund
51,965,355 3.619%
k
51,965,354
Thrivent Core Short-Term Reserve
Fund
7,399,196 3.970% 73,991,963
U.S. Treasury Bills
200,000 3.617%, 9/8/2026
k,m
199,275
300,000 3.607%, 9/29/2026
k,m
298,247
Total Short-Term Investments
(cost $137,069,328) 137,094,086
Total Investments (cost
$1,035,844,790) 101.7% $1,241,966,441
Other Assets and Liabilities, Net
(1.7%) (20,763,025)
Total Net Assets 100.0% $1,221,203,416
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $28,596,273 or 2.3% of
total net assets.
c Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2026.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Non-income producing security.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of July 31, 2026
was $17,502,667 or 1.43% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of July 31, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 1,461,022
ASF IX, LP  3/18/2024 2,957,556
ASF VIII Sidecar (Cayman), LP  6/28/2024 402,582
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 2,632,000
LCP X (Offshore), LP  10/25/2023 4,512,843
StepStone Secondary
Opportunities Fund VI
Offshore, LP  7/9/2026 –

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Moderately Conservative
Allocation Fund as of July 31, 2026:
Securities Lending Transactions
Common Stock $ 1,406,056
Total lending $1,406,056
Gross amount payable upon return of
collateral for securities loaned $1,422,850
Net amounts due to counterparty $16,794
Definitions:
ADR - American Depositary Receipt, which is a certificate
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 579,566,868 579,566,868 – –
U.S. Unaffiliated 4,331,366 4,331,366 – –
Long-Term Fixed Income
Asset-Backed Securities 8,663,750 – 8,663,750 –
Collateralized Mortgage Obligations 29,060,419 – 29,060,419 –
Commercial Mortgage-Backed Securities 5,572,574 – 5,572,574 –
Financials 216,735 – 216,735 –
Mortgage-Backed Securities 117,612,820 – 117,612,820 –
U.S. Government & Agencies 131,337,838 – 131,337,838 –
Common Stock
Communications Services 12,024,504 11,943,211 81,293 –
Consumer Discretionary 17,429,506 17,429,506 – –
Consumer Staples 3,837,666 3,837,666 – –
Energy 5,983,207 5,983,207 – –
Financials 20,251,990 20,251,990 – –
Health Care 19,398,613 19,398,613 – –
Industrials 20,885,792 20,885,792 – –
Information Technology 48,995,794 48,415,495 580,299 –
Materials 5,277,268 5,277,268 – –
Real Estate 5,174,461 5,174,461 – –
Utilities 4,567,980 4,567,980 – –
Private Equity Funds
Secondary 17,502,667 – – 17,502,667
Short-Term Investments 63,102,123 51,965,354 11,136,769 –
Subtotal Investments in Securities $1,120,793,941 $799,028,777 $304,262,497 $17,502,667
Other Investments  * Total
Affiliated Short-Term Investments 73,991,963
U.S. Affiliated Registered Investment Cos. 45,757,687
Collateral Held for Securities Loaned 1,422,850
Subtotal Other Investments $121,172,500
Total Investments at Value $1,241,966,441
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,187,068 1,187,068 – –
Credit Default Swaps 192,415 – 192,415 –
Total Asset Derivatives $1,379,483 $1,187,068 $192,415 $–
Liability Derivatives
Futures Contracts 1,203,967 1,203,967 – –
Total Liability Derivatives $1,203,967 $1,203,967 $– $–

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Conservative Allocation Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
07/31/2026
Private Equity Funds
 Secondary $13,384,000 $- $2,300,679 $2,885,789 ($1,067,801) $- $- $17,502,667
Total  $13,384,000 $- $2,300,679 $2,885,789 ($1,067,801) $- $- $17,502,667
Investments in Securities
Ending Value
07/31/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $17,502,667
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $17,502,667
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling $10,653,247 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 97 September 2026 $ 10,574,026 ( $ 98,026)
CBOT 2-Yr. U.S. Treasury Note 139 September 2026 28,653,910 (74,207)
CBOT 5-Yr. U.S. Treasury Note 124 September 2026 13,228,122 (87,028)
CBOT U.S. Long Bond 57 September 2026 6,309,795 (135,982)
CME E-mini Russell 2000 Index 1 September 2026 148,360 (1,460)
CME E-mini S&P 500 Index 154 September 2026 57,450,417 447,808
CME Ultra Long Term U.S. Treasury Bond 45 September 2026 5,075,252 (139,314)
ICE mini MSCI EAFE Index 318 September 2026 49,922,058 676,511
ICE US mini MSCI Emerging Markets Index 6 September 2026 522,255 (29,565)
Ultra 10-Yr. U.S. Treasury Note 39 September 2026 4,330,294 (51,872)
Total Futures Long Contracts $ 176,214,489 $ 506,865
CME E-mini Russell 2000 Index (166) September 2026 ( $ 24,418,880) $ 33,480
CME E-mini S&P 500 Index (5) September 2026 (1,864,630) (15,182)
CME E-mini S&P Mid-Cap 400 Index (11) September 2026 (4,179,459) 29,269
Eurex Euro STOXX 50 Index (231) September 2026 (16,442,207) (571,331)
Total Futures Short Contracts ( $ 46,905,176) ($523,764)
Total Futures Contracts $ 129,309,313 ($16,899)

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Fund's credit default swap contracts held as of July 31, 2026. Investments totaling $497,522 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 5,181,660) $ – $ 192,415 $ 192,415
Total Credit Default Swaps $– $192,415 $192,415
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation
Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $33,348 $1,390 $2,900 $31,637 3,616 2.6%
Core Emerging Markets Equity 11,407 369 – 14,121 966 1.2
Core High Yield Bond – 45,093 – 45,131 2,292 3.7
Core Investment Grade Corporate Bond – 75,797 – 74,494 3,870 6.1
Global Stock, Class S 2,751 283 – 3,098 95 0.3
High Yield, Class S 24,536 1,156 – 25,309 1,498 2.1
Income, Class S 65,893 2,285 1,430 64,313 4,002 5.2
International Equity, Class S 31,465 2,146 – 37,065 2,588 3.0
International Large Cap ETF
1
19,757 3,257 – 23,502 920 1.9
International Small Cap ETF – 921 – 916 39 0.1
Large Cap Growth, Class S 88,780 2,626 – 89,070 3,540 7.3
Large Cap Value, Class S 129,129 7,007 – 153,749 4,078 12.6
Mid Cap Stock, Class S 13,382 1,522 – 16,181 406 1.3
Mid Cap Value ETF
2
– 1,372 – 1,606 90 0.1
Short-Term Bond, Class S 37,823 1,251 905 37,682 3,034 3.1
Small Cap Stock, Class S 4,404 105 – 5,265 141 0.4
Small Cap Value ETF
3
1,747 207 0 2,185 68 0.2
Total Affiliated Registered Investment
Companies 464,422 625,324 51.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 119,095 26,537 71,650 73,992 7,399 6.1
Total Affiliated Short-Term Investments 119,095 73,992 6.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,241 46,689 49,507 1,423 1,423 0.1
Total Collateral Held for Securities Loaned 4,241 1,423 0.1
Total Value $587,758 $700,739
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.
2 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
3 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(362) $161 $– $1,389
Core Emerging Markets Equity – 2,345 – 370
Core High Yield Bond – 38 – 1,052
Core Investment Grade Corporate Bond – (1,303) – 1,331
Global Stock, Class S – 64 238 45
High Yield, Class S – (383) – 1,155
Income, Class S (116) (2,319) – 2,285
International Equity, Class S – 3,454 1,260 886
International Large Cap ETF
1
– 488 2,086 1,171
International Small Cap ETF – (5) – –
Large Cap Growth, Class S – (2,336) 2,626 –
Large Cap Value, Class S – 17,613 5,363 1,644
Mid Cap Stock, Class S – 1,277 1,458 65
Mid Cap Value ETF
2
– 234 – 2
Short-Term Bond, Class S (6) (481) – 1,251
Small Cap Stock, Class S – 756 87 18
Small Cap Value ETF
3
(0) 231 167 44
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 10 – – 2,831
Total Income/Non Cash Income from Affiliated Investments $15,539
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total $(474) $19,834 $13,285
1 Effective June 12, 2026, Core International Equity Fund converted to International Large Cap ETF.
2 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
3 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 50.8% Value
Asset-Backed Securities 10.9%
522 Funding CLO, Ltd.
$ 1,150,000
5.503%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 1,150,178
Acacia, LLC
1,750,000
5.440%,  7/15/2041, Ser.
2026-1, Class A
a
1,749,226
AGL CLO, Ltd.
2,500,000
5.529%,  (TSFR3M +
1.800%), 10/20/2034, Ser.
2021-13A, Class CR
a,b
2,494,437
1,675,000
5.729%,  (TSFR3M +
2.000%), 4/20/2037, Ser.
2020-9A, Class CR2
a,b
1,678,452
Anchorage Capital CLO 20, Ltd.
2,100,000
6.929%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
2,071,354
Anchorage Capital CLO 21, Ltd.
1,500,000
5.629%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,500,321
Avis Budget Rental Car Funding
AESOP, LLC
825,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
825,753
1,750,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
1,696,410
Balboa Bay Loan Funding, Ltd.
1,500,000
5.679%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
1,504,572
1,000,000
5.979%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,000,211
Barings CLO, Ltd.
1,100,000
5.629%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,100,131
Battalion CLO XI, Ltd.
2,000,000
5.725%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
1,971,708
Battalion CLO XIV, Ltd.
1,700,000
5.729%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,700,043
Battalion CLO XXI, Ltd.
2,500,000
5.753%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
2,500,153
Business Jet Securities, LLC
793,505
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
789,621
Capital Four US CLO V, Ltd.
1,800,000
5.624%,  (TSFR3M +
1.900%), 7/15/2037, Ser.
2026-5A, Class C
a,b
1,799,602
College Avenue Student Loans,
LLC
113,453
5.489%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
*,b
114,593
Principal
Amount Long-Term Fixed Income  50.8% Value
Asset-Backed Securities 10.9% - continued
Columbia Cent CLO 33, Ltd.
$ 1,350,000
5.679%,  (TSFR3M +
1.950%), 4/20/2037, Ser.
2024-33A, Class CR
a,b
$ 1,352,022
Dryden 72 CLO, Ltd.
950,000
5.301%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
950,447
Education Funding Trust
397,994
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
379,284
Federal National Mortgage
Association - REMIC
1,100,000
7.776%,  (SOFR30A +
4.160%), 8/25/2026, Ser.
2026-69, Class MF
b
1,063,365
FirstLight Issuer, LLC
2,200,000
5.873%,  6/20/2056, Ser.
2026-1A, Class A2
a
2,185,610
Hertz Vehicle Financing III, LLC
600,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
605,549
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,347,509
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
748,747
1,250,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
1,209,882
HOMES Trust
1,350,601
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,c
1,334,048
718,227
5.053%,  9/25/2070, Ser.
2026-NQM1, Class A2
a,c
707,415
Hotwire Funding, LLC
1,350,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,361,049
HPS Loan Management, Ltd.
1,175,000
5.553%,  (TSFR3M +
1.800%), 4/15/2037, Ser.
2024-19A, Class CR
a,b
1,175,848
Kennedy Lewis CLO 3, Ltd.
1,000,000
5.129%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
996,577
KKR Static CLO I, Ltd.
2,000,000
5.179%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,999,028
LCM 41, Ltd.
2,050,000
7.353%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
1,997,042
LEDN Issuer Trust
725,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
724,646
Lightpath Fiber Issuer, LLC
1,600,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
1,584,749
Marathon CLO, Ltd.
1,550,000
5.303%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
1,550,172

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Asset-Backed Securities 10.9% - continued
MetroNet Infrastructure Issuer, LLC
$ 2,000,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
$ 1,996,923
650,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
639,330
Neuberger Berman Loan Advisers
CLO 39, Ltd.
1,675,000
5.529%,  (TSFR3M +
1.800%), 4/20/2038, Ser.
2020-39A, Class CR2
a,b
1,676,915
Octagon Investment Partners 50,
Ltd.
2,125,000
5.753%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
2,125,323
Octagon Investment Partners 51,
Ltd.
3,000,000
6.579%,  (TSFR3M +
2.850%), 7/20/2034, Ser.
2021-1A, Class DR
a,b
2,980,224
Pagaya AI Debt Grantor Trust
190,111
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
190,153
443,221
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
443,899
2,000,000
5.241%,  12/15/2033, Ser.
2026-3, Class A2
a
1,997,708
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
239,920
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
240,023
Palmer Square Loan Funding, Ltd.
1,450,000
5.603%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
1,442,750
1,250,000
5.253%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
1,250,125
1,450,000
5.251%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
1,451,337
1,550,000
5.394%,  (TSFR3M +
1.700%), 7/15/2034, Ser.
2026-1A, Class B
a,b
1,551,843
Park Blue CLO, Ltd.
1,500,000
5.909%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
1,502,670
Point Broadband Funding, LLC
1,500,000
5.996%,  8/20/2056, Ser.
2026-1A, Class A2
a,d
1,506,563
PPM CLO 3, Ltd.
2,100,000
5.800%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
2,100,622
RFS Asset Securitization V, LLC
1,250,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,250,853
Rockford Tower CLO, Ltd.
1,675,000
5.679%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,680,105
Principal
Amount Long-Term Fixed Income  50.8% Value
Asset-Backed Securities 10.9% - continued
$ 2,500,000
5.653%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
$ 2,500,695
Sculptor CLO XXVIII, Ltd.
1,600,000
5.679%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,600,040
Signal Peak CLO 1, Ltd.
1,750,000
5.700%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,746,497
1,625,000
7.250%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
1,598,046
Sixth Street CLO XI, Ltd.
1,600,000
5.660%,  (TSFR3M +
1.850%), 4/25/2037, Ser.
2018-11A, Class CR2
a,b
1,607,709
Sunnova Hestia I Issuer, LLC
231,309
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,e
224,288
Sunnova Hestia II Issuer, LLC
1,233,929
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,e
1,180,554
Symphony CLO XX, Ltd.
1,000,000
6.793%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,004,151
TCW CLO, Ltd.
1,250,000
5.610%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,252,355
3,090,000
5.479%,  (TSFR3M +
1.750%), 10/20/2037, Ser.
2024-3A, Class B
a,b
3,094,604
VERDE CLO, Ltd.
2,100,000
6.953%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
2,108,648
Veros Auto Receivables Trust
265,330
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
265,910
Zayo Issuer, LLC
1,275,000
5.546%,  4/20/2056, Ser.
2026-1A, Class A2
a
1,261,407
1,550,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
1,520,110
Total 95,912,134
Basic Materials <0.1%
FMC Corporation
160,000 8.450%,  11/1/2055
b
120,346
Peabody Energy Corporation,
Convertible
108,000 0.500%,  6/1/2031
a
95,742
Total 216,088
Capital Goods 0.3%
Array Technologies, Inc.,
Convertible
120,000 1.000%,  12/1/2028 107,945
149,000 2.875%,  7/1/2031
f
149,521

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Capital Goods 0.3% - continued
BWX Technologies, Inc.,
Convertible
$ 561,000 Zero Coupon,  11/1/2030
a,f
$ 540,617
Fluor Corporation, Convertible
297,000 1.125%,  8/15/2029 384,318
Granite Construction, Inc.,
Convertible
192,000 3.250%,  6/15/2030 315,840
Greenbrier Companies, Inc.,
Convertible
198,000 2.875%,  4/15/2028 224,077
JBT Marel Corporation,
Convertible
298,000 0.375%,  9/15/2030
a
299,192
Mirion Technologies, Inc.,
Convertible
157,000 0.250%,  6/1/2030
a
152,682
151,000 Zero Coupon,  10/1/2031
a
129,875
Patrick Industries, Inc., Convertible
134,000 1.750%,  12/1/2028 184,652
Total 2,488,719
Collateralized Mortgage Obligations 14.7%
A&D Mortgage Trust
755,675
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
758,690
686,065
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
688,861
ACRA Trust
1,097,523
5.573%,  6/25/2066, Ser.
2026-NQM1, Class A1
a,b
1,093,851
1,154,470
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
1,153,397
Archwest Mortgage Trust
1,500,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,c
1,488,525
875,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,c
868,318
Arroyo Mortgage Trust
1,500,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
a
1,402,813
Banc of America Alternative Loan
Trust
603,179
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 535,709
Banc of America Mortgage
Securities Trust
99,316
5.038%,  9/25/2035, Ser.
2005-H, Class 2A1
b
88,506
158,345
5.592%,  9/25/2035, Ser.
2005-H, Class 3A1
b
151,763
Bellemeade Re, Ltd.
1,450,000
6.116%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
1,455,318
BRAVO Residential Funding Trust
933,931
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,c
922,117
Builder Circle Mortgage Trust
1,700,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a
1,708,349
CFST Mortgage Trust
1,600,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
1,602,833
Principal
Amount Long-Term Fixed Income  50.8% Value
Collateralized Mortgage Obligations 14.7% -
continued
Chase Home Lending Mortgage
Trust
$ 1,225,000
5.500%,  4/25/2057, Ser.
2026-6, Class A5
a,b
$ 1,169,938
CHNGE Mortgage Trust
997,105
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
966,816
213,357
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
212,639
985,977
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
982,872
238,397
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
237,595
CIM Trust
689,064
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
686,755
Citigroup Mortgage Loan Trust,
Inc.
173,977
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 171,098
716,094
4.896%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
648,231
CLIP Trust
1,124,938
5.221%,  5/25/2071, Ser.
2026-NQM1, Class A1
a,b
1,115,953
COLT Mortgage Loan Trust
913,888
5.924%,  9/25/2069, Ser.
2024-INV3, Class M1
a,b
910,368
779,707
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
780,481
Countrywide Alternative Loan Trust
205,364
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 165,608
294,390
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 225,570
289,150
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 192,854
84,089
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 64,688
170,432
7.000%,  10/25/2037, Ser.
2007-24, Class A10 52,354
Credit Suisse Mortgage Trust
2,050,000
5.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
a,b
1,929,589
CSMC Trust
237,574
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
203,119
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
396,457
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 348,522
Federal Home Loan Mortgage
Corporation - REMIC
436,250
4.000%,  1/25/2051, Ser.
5249, Class LA 427,449
1,550,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,517,358
8,539,657
1.500%,  3/25/2051, Ser.
5092, Class IC
g
681,471
1,325,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,282,151
1,000,000
5.000%,  5/25/2055, Ser.
5537, Class KM 954,382

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Collateralized Mortgage Obligations 14.7% -
continued
$ 1,113,876
7.616%,  (SOFR30A +
4.000%), 8/25/2026, Ser.
5567, Class MB
b
$ 1,127,379
679,501
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 551,408
1,161,758
5.000%,  9/25/2054, Ser.
5473, Class HL 1,142,885
10,872,492
1.500%,  12/25/2050, Ser.
5107, Class IO
g
1,027,515
2,655,473
2.000%,  12/25/2050, Ser.
5051, Class WI
g
341,555
21,039
3.000%,  5/15/2027, Ser.
4046, Class GI
g
93
78,635
3.000%,  7/15/2027, Ser.
4084, Class NI
g
744
514,343
3.500%,  10/15/2032, Ser.
4119, Class KI
g
33,640
392,172
3.000%,  4/15/2033, Ser.
4203, Class DI
g
12,362
871,652
5.500%,  1/25/2046, Ser.
5617, Class AZ 859,444
Federal Home Loan Mortgage
Corporation STRIPS
728,028
3.500%,  8/15/2035, Ser.
345, Class C8
g
61,536
Federal National Mortgage
Association - REMIC
1,300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,269,873
1,850,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,768,598
1,000,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 950,643
1,087,953
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 1,012,963
1,759,158
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
232,537
49,131
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
372
41,151
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
232
218,770
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
2,098
140,444
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
1,121
56,749
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
525
117,253
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
855
61,793
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
766
130,969
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
1,373
144,986
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
2,294
446,192
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
29,978
First Horizon Alternative Mortgage
Securities Trust
79,858
5.001%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
75,429
Flagstar Mortgage Trust
1,204,417
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
1,024,586
Principal
Amount Long-Term Fixed Income  50.8% Value
Collateralized Mortgage Obligations 14.7% -
continued
$ 1,407,520
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
$ 1,133,254
570,674
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
508,947
GCAT Trust
1,189,882
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
1,214,795
1,000,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
969,302
710,212
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
657,463
1,050,106
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
1,054,372
GMAC Mortgage Corporation
Loan Trust
273,104
3.851%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
240,297
39,050
4.339%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
17,366
GMACM Mortgage Loan Trust
8,831
3.326%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
4,372
GS Mortgage-Backed Securities
Trust
1,582,845
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
a,c
1,553,381
901,636
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
897,547
Home Equity Asset Trust
816,874
5.159%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
791,351
Home Re, Ltd.
695,633
8.216%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
707,701
HTAP Issuer Trust
1,240,795
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,228,999
1,521,645
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,517,132
IndyMac IMJA Mortgage Loan
Trust
282,011
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 103,083
IndyMac INDA Mortgage Loan
Trust
1,331,057
3.443%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,021,072
J.P. Morgan Alternative Loan Trust
259,677
4.776%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
191,527
J.P. Morgan Mortgage Trust
360,809
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
305,571
437,346
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
431,820
591,035
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
582,462
265,494
5.510%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
262,488

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Collateralized Mortgage Obligations 14.7% -
continued
LHOME Mortgage Trust
$ 1,625,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,c
$ 1,627,046
Long Beach Mortgage Loan Trust
930,617
5.339%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
954,710
Merrill Lynch Alternative Note
Asset Trust
497,420
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 142,385
MFA Trust
1,860,461
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,c
1,862,875
198,573
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
193,159
Morgan Stanley Residential
Mortgage Loan Trust
1,608,005
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,c
1,577,410
1,372,823
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,c
1,362,357
1,512,458
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
1,501,352
MortgageIT Securities Corporation
Mortgage Loan Trust
1,319,402
4.299%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,166,274
New Residential Mortgage Loan
Trust
1,800,000
3.863%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
1,390,906
NYMT Loan Trust
2,115,229
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,c
2,095,254
PMT Loan Trust
1,650,000
5.000%,  1/25/2057, Ser.
2026-J1, Class A8
a,b
1,538,447
1,392,068
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,397,724
1,750,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
1,721,348
1,150,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
1,114,043
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,b
981,009
Point Securitization Trust
1,185,794
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,187,533
1,750,000
5.250%,  7/25/2056, Ser.
2026-2, Class A1
a
1,696,275
1,245,495
5.750%,  10/25/2055, Ser.
2025-2, Class A1
a
1,231,510
PRET, LLC
452,649
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,c
448,879
1,694,429
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,c
1,691,119
1,175,617
5.693%,  5/25/2056, Ser.
2026-NPL6, Class A1
a,c
1,172,465
590,052
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,c
590,452
Principal
Amount Long-Term Fixed Income  50.8% Value
Collateralized Mortgage Obligations 14.7% -
continued
$ 950,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
$ 950,671
PRKCM Trust
135,835
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
135,372
349,235
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
349,443
PRPM Trust
1,275,000
5.000%,  1/25/2068, Ser.
2026-R1, Class A1
a,b
1,253,845
1,350,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
1,355,351
PRPM, LLC
892,242
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
878,289
875,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
838,205
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
1,254,786
1,325,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,c
1,227,786
1,250,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,c
1,227,746
1,284,870
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
1,285,309
1,750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
1,751,545
853,314
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
852,578
700,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,c
696,778
1,250,748
6.299%,  6/25/2031, Ser.
2026-4, Class A1
a,c
1,250,981
Radnor Re, Ltd.
401,525
6.516%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
402,254
RCO IX Mortgage, LLC
973,697
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
973,034
1,272,277
5.765%,  5/25/2031, Ser.
2026-2, Class A1
a,c
1,267,095
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
123,616
Residential Accredit Loans, Inc.
Trust
211,877
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 186,929
318,213
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 260,837
148,987
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 125,632
Residential Funding Mortgage
Security I Trust
324,078
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 259,064
Roc Mortgage Trust
1,750,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
1,750,536

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Collateralized Mortgage Obligations 14.7% -
continued
Saluda Grade Alternative
Mortgage Trust
$ 859,110
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
$ 856,113
1,464,148
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,461,922
Saxon Asset Securities Trust
335,413
0.590%,  8/25/2035, Ser.
2004-2, Class MF2
b
306,594
Sequoia Mortgage Trust
1,050,000
5.901%,  3/25/2054, Ser.
2024-2, Class A13
a,b
1,042,345
1,475,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
1,348,521
1,600,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
1,489,776
145,346
3.434%,  9/20/2046, Ser.
2007-1, Class 4A1
b
94,314
SG Residential Mortgage Trust
1,650,000
5.505%,  8/25/2066, Ser.
2026-5, Class A1
a,b
1,646,424
Splitero Trust
1,450,000
5.750%,  6/25/2056, Ser.
2026-1, Class A1
a,c
1,429,419
Structured Adjustable Rate
Mortgage Loan Trust
70,919
4.431%,  7/25/2035, Ser.
2005-15, Class 4A1
b
62,566
Triangle Re, Ltd.
109,927
7.016%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
110,258
TVC Mortgage Trust
1,695,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
1,695,788
Unlock HEA Trust
1,171,697
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,168,871
1,243,236
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,238,075
1,160,718
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,153,405
Velocity Commercial Capital Loan
Trust
473,116
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
475,983
666,136
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
669,904
480,448
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
486,492
Verus Securitization Trust
1,204,072
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,c
1,204,727
1,433,873
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
1,251,540
575,045
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
505,579
VOLT C, LLC
1,293,582
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,293,980
VOLT CVI, LLC
280,082
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
280,375
Principal
Amount Long-Term Fixed Income  50.8% Value
Collateralized Mortgage Obligations 14.7% -
continued
Vontive Mortgage Trust
$ 1,325,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
$ 1,332,063
Washington Mutual Mortgage
Pass-Through Certificates
272,620
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 236,989
Total 128,918,254
Commercial Mortgage-Backed Securities 1.4%
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,016,553
BANK
13,310,820
0.410%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
258,649
7,164,344
0.623%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
313,540
1,750,000
4.319%,  5/15/2061, Ser.
2018-BN12, Class AS
b
1,688,841
BBCMS Mortgage Trust
7,073,518
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
396,098
1,500,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
1,495,582
BMO Mortgage Trust
39,754,260
1.012%,  10/15/2058, Ser.
2025-C13, Class XA
b,g
2,895,537
Home Partners of America Trust
1,210,723
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,091,674
PFP, Ltd.
1,750,000
4.990%,  (TSFR1M +
1.320%), 12/18/2043, Ser.
2026-14, Class A
a,b
1,752,003
Tricon Residential Trust
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,253,315
Total 12,161,792
Communications Services 0.2%
Bell Telephone Company of
Canada
153,000 7.000%,  9/15/2055
b
154,218
Cable One, Inc., Convertible
97,000 1.125%,  3/15/2028 42,680
Rogers Communications, Inc.
205,000 5.250%,  3/15/2082
a,b
204,189
153,000 7.125%,  4/15/2055
b
154,415
Snap, Inc., Convertible
117,000 0.125%,  3/1/2028 107,500
388,000 0.500%,  5/1/2030 319,518
TELUS Corporation
103,000 6.625%,  10/15/2055
b
102,665
Verizon Communications, Inc.
250,000 6.200%,  5/14/2056
b
244,664
Vodafone Group plc
352,000 7.000%,  4/4/2079
b
361,504
Total 1,691,353

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Consumer Cyclical 0.3%
Burlington Stores, Inc., Convertible
$ 102,000 1.250%,  12/15/2027 $ 185,028
Compass, Inc., Convertible
401,000 0.250%,  4/15/2031
a
417,922
Cracker Barrel Old Country Store,
Inc., Convertible
30,000 1.750%,  9/15/2030 31,854
DraftKings Holdings, Inc.,
Convertible
574,000 Zero Coupon,  3/15/2028 531,698
EZCORP, Inc., Convertible
122,000 3.750%,  12/15/2029
a
332,535
General Motors Financial
Company, Inc.
81,000 5.750%,  9/30/2027
b,h
80,359
70,000 5.700%,  9/30/2030
b,h
68,898
Live Nation Entertainment, Inc.,
Convertible
149,000 3.125%,  1/15/2029 253,523
90,000 2.875%,  1/15/2030 104,085
185,000 2.875%,  10/15/2031
a
199,563
Marriott Vacations Worldwide
Corporation, Convertible
191,000 3.250%,  12/15/2027 187,467
Meritage Homes Corporation,
Convertible
63,000 1.750%,  5/15/2028 62,276
Uber Technologies, Inc.,
Convertible
146,000 Zero Coupon,  5/15/2028 163,228
187,000 0.875%,  12/1/2028 220,380
Wayfair, Inc., Convertible
91,000 3.250%,  9/15/2027 127,264
Total 2,966,080
Consumer Non-Cyclical 0.3%
Chefs' Warehouse, Inc.,
Convertible
120,000 2.375%,  12/15/2028 319,116
CVS Health Corporation
144,000 6.750%,  12/10/2054
b
148,368
Envista Holdings Corporation,
Convertible
56,000 1.750%,  8/15/2028 55,659
Integer Holdings Corporation,
Convertible
145,000 2.125%,  2/15/2028 205,769
405,000 1.875%,  3/15/2030 426,141
Jazz Investments I, Ltd.,
Convertible
328,000 3.125%,  9/15/2030 577,444
LCI Industries, Convertible
238,000 3.000%,  3/1/2030 261,443
Post Holdings, Inc., Convertible
236,000 2.500%,  8/15/2027 246,384
Spectrum Brands, Inc.,
Convertible
156,000 3.375%,  6/1/2029 162,443
Winnebago Industries, Inc.,
Convertible
147,000 3.250%,  1/15/2030 135,828
Principal
Amount Long-Term Fixed Income  50.8% Value
Consumer Non-Cyclical 0.3% - continued
Zoetis, Inc., Convertible
$ 232,000 0.250%,  6/15/2029
a
$ 212,628
Total 2,751,223
Energy 0.3%
BP Capital Markets plc
191,000 4.875%,  3/22/2030
b,h
186,584
201,000 6.450%,  12/1/2033
b,h
206,346
Civeo Corporation, Convertible
48,000 4.500%,  8/1/2031
a
49,008
Crescent Energy Company,
Convertible
369,000 2.750%,  3/15/2031
a
390,217
Enbridge, Inc.
285,000 7.375%,  1/15/2083
b
290,784
195,000 7.625%,  1/15/2083
b
209,993
Energy Transfer, LP
128,000 8.000%,  5/15/2054
b
134,331
64,000 7.125%,  5/15/2030
b,h
65,687
Northern Oil and Gas, Inc.,
Convertible
352,000 3.625%,  4/15/2029 349,106
Phillips 66 Company
170,000 6.200%,  3/15/2056
b
169,153
TransCanada PipeLines, Ltd.
210,000 6.375%,  10/17/2056
b
210,632
TransCanada Trust
247,000 5.875%,  8/15/2076
b
246,912
UGI Corporation, Convertible
78,000 5.000%,  6/1/2028 107,180
Venture Global LNG, Inc.
320,000 9.000%,  9/30/2029
a,b,h
318,714
Total 2,934,647
Financials 1.7%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
160,000 6.950%,  3/10/2055
b
163,687
American Express Company
320,000 3.550%,  9/15/2026
b,h
319,199
Arbor Realty Trust, Inc.,
Convertible
17,000 6.250%,  7/1/2029
a
16,039
Bank of America Corporation
365,000 6.125%,  4/27/2027
b,h
367,013
Bank of New York Mellon
Corporation
260,000 5.950%,  12/20/2030
b,h
260,767
Bank of Nova Scotia
205,000 6.875%,  10/27/2085
b
203,550
Boston Properties, LP, Convertible
138,000 2.000%,  10/1/2030
a
134,895
Capital Automotive REIT
1,501,333
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
1,425,507
Capital One Financial Corporation
217,000 3.950%,  9/1/2026
b,h
216,519
Charles Schwab Corporation
480,000 6.100%,  6/1/2031
b,h
473,477
CHL Mortgage Pass-Through Trust
11,950
6.056%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
12,621

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Financials 1.7% - continued
$ 204,772
6.000%,  4/25/2037, Ser.
2007-3, Class A18 $ 87,924
136,515
6.000%,  4/25/2037, Ser.
2007-3, Class A33 58,616
474,009
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 185,936
Citigroup, Inc.
148,000 7.625%,  11/15/2028
b,h
153,593
128,000 7.125%,  8/15/2029
b,h
130,180
151,000 6.950%,  2/15/2030
b,h
152,332
340,000 6.625%,  2/15/2031
b,h
341,543
185,000 7.000%,  8/15/2034
b,h
189,117
190,000 6.875%,  12/29/2049
b,h
191,835
Citizens Financial Group, Inc.
197,000 4.000%,  10/6/2026
b,h
196,374
165,000 6.750%,  10/6/2031
b,h
163,613
Coinbase Global, Inc., Convertible
181,000 Zero Coupon,  10/1/2029
a
156,023
195,000 0.250%,  4/1/2030 173,104
278,000 Zero Coupon,  10/1/2032
a
213,294
COPT Defense Properties, LP,
Convertible
43,000 5.250%,  9/15/2028
a
56,505
Core Scientific, Inc., Convertible
75,000 3.000%,  9/1/2029
a
153,735
85,000 Zero Coupon,  6/15/2031
a
106,438
Corebridge Financial, Inc.
115,000 6.375%,  9/15/2054
b
112,847
133,000 6.875%,  12/15/2052
b
134,528
Countrywide Home Loan
Mortgage Pass Through Trust
135,897
4.619%,  11/25/2035, Ser.
2005-22, Class 2A1
b
113,477
Credit Suisse Group AG
138,000 7.250%,  N/A
*,i
33,120
222,000 7.500%,  N/A
*,i
53,280
Dai-ichi Life Insurance Company,
Ltd.
170,000 6.200%,  1/16/2035
a,b,h
171,272
Digital Realty Trust, LP, Convertible
135,000 1.875%,  11/15/2029
a
146,678
Encore Capital Group, Inc.,
Convertible
119,000 4.000%,  3/15/2029 180,880
Federal Realty OP, LP, Convertible
61,000 3.250%,  1/15/2029
a
67,131
Goldman Sachs Group, Inc.
330,000 3.650%,  8/10/2026
b,h
329,623
243,000 6.500%,  8/10/2031
b,h
241,174
147,000 6.125%,  11/10/2034
b,f,h
144,955
Hartford Insurance Group, Inc.
136,000
6.038%,  (TSFR3M +
2.387%), 2/12/2047
a,b
134,640
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
46,000 3.750%,  8/15/2028
a,f
66,815
Healthcare Realty Holdings, LP,
Convertible
84,000 3.000%,  1/15/2032
a
87,696
Hercules Capital, Inc., Convertible
16,000 4.750%,  9/1/2028
a
15,720
Huntington Bancshares, Inc./OH
146,000 4.450%,  10/15/2027
b,h
143,711
Principal
Amount Long-Term Fixed Income  50.8% Value
Financials 1.7% - continued
Huntington Bank Auto Credit-
Linked Notes
$ 591,438
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
$ 593,448
JPMorgan Chase & Company
145,000 6.500%,  4/1/2030
b,h
147,225
Kimco Realty OP, LLC, Convertible
69,000 3.500%,  6/15/2031
a
70,346
Kite Realty Group, LP, Convertible
18,000 0.750%,  4/1/2027
a
21,960
42,000 3.250%,  4/15/2032
a
41,748
Lincoln National Corporation
74,000
6.268%,  (TSFR3M +
2.619%), 8/17/2026
b
64,178
M&T Bank Corporation
427,000 3.500%,  9/1/2026
b,h
424,479
MetLife, Inc.
155,000 6.350%,  3/15/2055
b
157,233
220,000 5.875%,  3/15/2028
b,h
221,285
292,000 6.400%,  12/15/2036 294,574
Nippon Life Insurance Company
415,000 5.950%,  4/16/2054
a,b
415,469
Pebblebrook Hotel Trust,
Convertible
21,000 1.750%,  12/15/2026 20,796
184,000 1.625%,  1/15/2030
a,f
242,696
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,h
197,373
181,000 6.250%,  3/15/2030
b,h
182,889
Provident Financing Trust I
108,000 7.405%,  3/15/2038 111,299
Prudential Financial, Inc.
217,000 6.750%,  3/1/2053
b
224,682
170,000 6.250%,  6/15/2056
b
168,403
100,000 3.700%,  10/1/2050
b
92,316
Realty Income Corporation,
Convertible
105,000 3.500%,  1/15/2029
a
108,780
Rexford Industrial Realty, LP,
Convertible
56,000 4.375%,  3/15/2027
a
55,793
70,000 4.125%,  3/15/2029
a
69,195
Royal Bank of Canada
200,000 6.750%,  8/24/2085
b
202,712
Shift4 Payments, Inc., Convertible
314,000 0.500%,  8/1/2027 299,482
Starwood Property Trust, Inc.,
Convertible
174,000 6.750%,  7/15/2027 175,653
State Street Corporation
141,000 6.700%,  3/15/2029
b,f,h
144,141
Sumisho Air Lease Corporation
222,000 8.256%,  9/15/2026
b,h
222,547
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,b
290,009
Tanger Properties, LP, Convertible
32,000 2.375%,  1/15/2031
a,f
34,752
Terawulf, Inc., Convertible
56,000 2.750%,  2/1/2030
a
127,193
50,000 1.000%,  9/1/2031
a
82,620
49,000 Zero Coupon,  5/1/2032
a
58,409

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Financials 1.7% - continued
Truist Financial Corporation
$ 161,000 5.100%,  3/1/2030
b,f,h
$ 159,601
165,000 6.250%,  6/15/2031
b,h
163,430
Wells Fargo & Company
289,000 7.625%,  9/15/2028
b,h
302,358
Welltower OP, LLC, Convertible
119,000 2.750%,  5/15/2028
a
290,836
78,000 3.125%,  7/15/2029
a
143,793
Total 15,104,686
Mortgage-Backed Securities 11.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
401,954 2.000%,  1/1/2052 318,259
11,454,939 6.000%,  1/1/2055 11,844,351
3,048,592 2.500%,  5/1/2051 2,523,920
1,651,293 3.500%,  5/1/2052 1,475,120
1,131,559 4.000%,  5/1/2052 1,042,207
2,758,620 5.000%,  7/1/2053 2,690,843
190,027 5.000%,  8/1/2053 186,144
908,374 5.500%,  9/1/2053 912,079
731,189 3.500%,  9/1/2047 663,230
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
708,428 2.500%,  7/1/2030 683,977
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,575,000 5.000%,  8/1/2041
d
5,547,534
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
786,297 3.500%,  5/1/2040 736,018
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,554,947 3.000%,  1/1/2052 2,203,790
205,577 2.000%,  2/1/2051 162,772
316,741 2.000%,  2/1/2051 250,790
1,460,055 2.500%,  2/1/2051 1,196,021
1,535,102 2.000%,  3/1/2051 1,207,990
3,449,778 4.000%,  3/1/2051 3,198,701
2,745,089 3.000%,  3/1/2052 2,368,200
5,350,400 5.500%,  3/1/2055
d
5,322,737
1,913,119 2.000%,  4/1/2051 1,506,630
1,764,894 3.000%,  4/1/2051 1,510,316
2,916,919 5.500%,  4/1/2054 2,928,821
379,679 2.000%,  5/1/2051 299,017
170,592 3.000%,  6/1/2050 149,913
1,071,825 4.000%,  6/1/2052 983,061
1,169,725 5.000%,  6/1/2053 1,142,794
2,005,068 2.500%,  7/1/2051 1,677,647
200,319 3.500%,  7/1/2051 179,865
697,336 3.500%,  8/1/2050 629,116
1,483,091 3.500%,  8/1/2052 1,317,085
3,847,486 4.500%,  8/1/2052 3,637,890
2,467,045 4.500%,  8/1/2052 2,331,351
262,719 5.000%,  8/1/2053 256,589
1,477,436 3.500%,  9/1/2052 1,327,087
423,864 3.500%,  9/1/2052 379,452
221,286 5.000%,  9/1/2052 215,342
1,030,814 4.500%,  9/1/2053 978,238
Principal
Amount Long-Term Fixed Income  50.8% Value
Mortgage-Backed Securities 11.2% - continued
$ 3,027,105 4.500%,  9/1/2053 $ 2,867,855
1,944,990 4.000%,  10/1/2052 1,793,121
384,076 2.000%,  11/1/2051 304,094
546,774 3.500%,  11/1/2052 491,951
1,544,579 2.000%,  12/1/2050 1,224,106
2,790,259 4.500%,  12/1/2052 2,650,145
1,300,000 6.000%,  8/1/2041
d
1,314,315
6,500,000 5.500%,  8/1/2042
d
6,432,434
862,316 3.500%,  12/1/2047 783,301
4,000,000 4.500%,  8/1/2048
d
3,755,712
8,500,000 5.000%,  8/1/2048
d
8,202,211
800,000 3.500%,  8/1/2049
d
709,594
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
929,471 3.500%,  7/1/2061 814,348
1,009,354 4.000%,  12/1/2061 909,791
Total 98,237,875
Technology 0.8%
Akamai Technologies, Inc.,
Convertible
71,000 0.375%,  9/1/2027 84,419
87,000 1.125%,  2/15/2029 102,529
97,000 Zero Coupon,  5/15/2030
a
90,549
65,000 Zero Coupon,  5/15/2032
a
59,052
146,000 0.250%,  5/15/2033 208,926
Amkor Technology, Inc.,
Convertible
541,000 Zero Coupon,  7/15/2031
a
501,236
Applied Digital Corporation,
Convertible
94,000 2.750%,  6/1/2030 280,120
Avnet, Inc., Convertible
82,000 1.750%,  9/1/2030
a
114,636
Block, Inc., Convertible
60,000 0.250%,  11/1/2027 56,924
Ciena Corporation, Convertible
588,000 Zero Coupon,  9/15/2031
a
554,484
CoreWeave, Inc., Convertible
94,000 1.750%,  12/1/2031
a
88,304
215,000 1.750%,  10/1/2032
a
188,232
Euronet Worldwide, Inc.,
Convertible
119,000 0.625%,  10/1/2030
a
107,397
Global Payments, Inc., Convertible
231,000 1.500%,  3/1/2031 212,982
InterDigital, Inc., Convertible
36,000 3.500%,  6/1/2027 142,020
Lumentum Holdings, Inc.,
Convertible
45,000 0.500%,  6/15/2028 244,080
71,000 0.375%,  3/15/2032
a
275,949
Microchip Technology, Inc.,
Convertible
103,000 Zero Coupon,  2/15/2030
a
109,747
102,000 0.750%,  6/1/2030
f
105,474
MKS, Inc., Convertible
250,000 1.250%,  6/1/2030 511,875
ON Semiconductor Corporation,
Convertible
123,000 Zero Coupon,  5/1/2027 195,349
151,000 0.500%,  3/1/2029 170,555
171,000 Zero Coupon,  5/1/2031
a
159,030

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Technology 0.8% - continued
Progress Software Corporation,
Convertible
$ 257,000 3.500%,  3/1/2030 $ 255,124
Semtech Corporation, Convertible
61,000 1.625%,  11/1/2027 192,059
184,000 Zero Coupon,  10/15/2030
a,f
271,400
Synaptics, Inc., Convertible
237,000 0.750%,  12/1/2031
f
316,158
Viavi Solutions, Inc., Convertible
127,000 0.625%,  3/1/2031
a
355,521
Vishay Intertechnology, Inc.,
Convertible
365,000 2.250%,  9/15/2030
f
515,380
Western Digital Corporation,
Convertible
40,000 3.000%,  11/15/2028
f
574,848
Ziff Davis, Inc., Convertible
126,000 3.625%,  3/1/2028
a
126,907
Total 7,171,266
U.S. Government & Agencies 7.8%
U.S. Treasury Bonds
1,800,000 4.625%,  2/15/2046 1,658,250
U.S. Treasury Notes
6,850,000 1.250%,  12/31/2026 6,774,811
2,200,000 3.875%,  3/31/2027 2,197,766
700,000 3.875%,  5/31/2027 698,626
2,700,000 3.625%,  8/31/2027 2,684,180
20,000,000 3.375%,  12/31/2027 19,764,062
4,600,000 3.750%,  4/30/2028 4,560,828
4,700,000 4.125%,  7/31/2028 4,686,414
4,000,000 3.625%,  9/30/2030 3,882,813
6,000,000 3.625%,  12/31/2030 5,812,031
2,000,000 3.875%,  4/30/2031 1,953,594
2,300,000 4.125%,  6/30/2031 2,269,453
1,750,000 4.125%,  11/15/2032 1,712,266
2,200,000 3.375%,  5/15/2033 2,049,523
500,000 4.500%,  11/15/2033 497,402
8,100,000 4.000%,  11/15/2035 7,678,547
Total 68,880,566
Utilities 0.9%
AES Corporation
165,000 7.600%,  1/15/2055
b
167,749
Algonquin Power & Utilities
Corporation
145,000 4.750%,  1/18/2082
b
143,652
Alliant Energy Corporation,
Convertible
71,000 3.250%,  5/30/2028 75,026
American Electric Power
Company, Inc.
170,000 6.050%,  3/15/2056
b
167,064
182,000 6.950%,  12/15/2054
b
191,370
CenterPoint Energy, Inc.
160,000 7.000%,  2/15/2055
b
164,919
75,000 6.700%,  5/15/2055
b
76,256
62,000 6.400%,  8/15/2058
b
61,958
CenterPoint Energy, Inc.,
Convertible
112,000 3.000%,  8/1/2028
a
116,704
82,000 2.875%,  5/15/2029
a
81,328
Principal
Amount Long-Term Fixed Income  50.8% Value
Utilities 0.9% - continued
CMS Energy Corporation,
Convertible
$ 94,000 3.375%,  5/1/2028 $ 101,708
106,000 3.125%,  5/1/2031
a
105,470
Dominion Energy, Inc.
170,000 6.875%,  2/1/2055
b
173,844
140,000 7.000%,  6/1/2054
b
146,068
250,000 6.250%,  12/15/2056
b
247,028
Duke Energy Corporation
223,000 3.250%,  1/15/2082
b
220,314
171,000 6.450%,  9/1/2054
b,f
175,133
Duke Energy Corporation,
Convertible
190,000 3.000%,  3/15/2029
a
187,530
Edison International
151,000 7.875%,  6/15/2054
b
155,826
240,000 5.000%,  12/15/2026
b,h
236,627
Entergy Corporation
89,000 5.875%,  6/15/2056
b
88,009
175,000 6.100%,  6/15/2056
b
171,977
Evergy, Inc., Convertible
132,000 4.500%,  12/15/2027 179,494
Exelon Corporation, Convertible
123,000 3.250%,  3/15/2029
a
123,898
FirstEnergy Corporation,
Convertible
129,000 3.625%,  1/15/2029 141,835
150,000 3.875%,  1/15/2031 167,775
NextEra Energy Capital Holdings,
Inc.
180,000 3.800%,  3/15/2082
b
177,575
256,000 6.750%,  6/15/2054
b
262,806
175,000 6.625%,  10/1/2066
b
170,446
NextEra Energy Capital Holdings,
Inc., Convertible
107,000 3.000%,  3/1/2027 138,779
NiSource, Inc.
73,000 6.375%,  3/31/2055
b
74,106
175,000 5.750%,  7/15/2056
b,f
172,363
140,000 6.950%,  11/30/2054
b
143,872
PacifiCorp
163,000 7.125%,  8/15/2056
b
160,480
PG&E Corporation, Convertible
567,000 4.250%,  12/1/2027 581,458
Pinnacle West Capital Corporation,
Convertible
49,000 4.750%,  6/15/2027 55,664
PPL Capital Funding, Inc.,
Convertible
135,000 2.875%,  3/15/2028 149,648
86,000 3.000%,  12/1/2030
a
86,099
Puget Energy, Inc.
158,000 7.000%,  9/15/2056
b
158,429
Sempra
148,000 6.550%,  4/1/2055
b
148,025
148,000 6.625%,  4/1/2055
b
148,607
146,000 6.400%,  10/1/2054
b
145,275
163,000 6.875%,  10/1/2054
b,f
165,479
Southern Company
230,000 3.750%,  9/15/2051
b
229,557
Southern Company, Convertible
92,000 4.500%,  6/15/2027 100,096
207,000 3.250%,  6/15/2028 208,656

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  50.8% Value
Utilities 0.9% - continued
WEC Energy Group, Inc.
$ 175,000 5.625%,  5/15/2056
b
$ 172,385
WEC Energy Group, Inc.,
Convertible
121,000 4.375%,  6/1/2027 138,726
37,000 3.375%,  6/1/2028 37,592
100,000 4.375%,  6/1/2029 118,200
Xcel Energy, Inc.
160,000 5.750%,  12/3/2056
b,f
156,913
Total 7,969,798
Total Long-Term Fixed Income
(cost $452,813,946) 447,404,481
Shares
Registered Investment
Companies   46.0% Value
U.S. Affiliated   43.9%
8,050,503 Thrivent Core Emerging Markets
Debt Fund 70,441,898
8,177,842 Thrivent Core High Yield Bond
Fund 161,021,718
8,058,300 Thrivent Core Investment Grade
Corporate Bond Fund 155,122,277
Total 386,585,893
U.S. Unaffiliated   2.1%
35,140 abrdn Asia-Pacific Income Fund,
Inc. 509,530
119,443 abrdn Income Credit Strategies
Fund 604,381
27,869 abrdn Total Dynamic Dividend
Fund 293,739
74,209 AllianceBernstein Global High
Income Fund, Inc. 748,769
94,471 Allspring Income Opportunities
Fund 595,167
3,133 Barings Global Short Duration
High Yield Fund 43,956
24,446 BlackRock Capital Allocation Term
Trust 385,269
19,716 BlackRock Core Bond Trust 175,472
85,856 BlackRock Corporate High Yield
Fund, Inc. 716,898
68,378 BlackRock Credit Allocation
Income Trust 681,729
13,930 BlackRock Debt Strategies Fund,
Inc. 131,221
15,128 BlackRock Enhanced Equity
Dividend Trust 147,952
51,606 BlackRock Enhanced Global
Dividend Trust 624,949
40,705 BlackRock Enhanced International
Dividend Trust 235,275
33,715 BlackRock Income Trust, Inc. 343,219
58,903 BlackRock Multi-Sector Income
Trust 720,384
42,065 Blackstone Strategic Credit 2027
Term Fund 469,866
54,177 Cornerstone Strategic Investment
Fund, Inc. 403,077
71,462 Eaton Vance Limited Duration
Income Fund 650,304
31,547 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 308,530
Shares
Registered Investment
Companies  46.0% Value
U.S. Unaffiliated   2.1%  - continued
40,000 iShares Preferred and Income
Securities ETF
f
$ 1,218,800
121,978 Nuveen Credit Strategies Income
Fund 580,615
1,032 Nuveen Global High Income Fund 12,921
43,198 Nuveen Preferred Income
Opportunities Fund 332,193
51,165 PGIM Global High Yield Fund, Inc. 596,584
39,492 PGIM High Yield Bond Fund, Inc. 491,280
32,580 PIMCO Dynamic Income Fund 521,280
46,672 PIMCO High Income Fund 217,025
48,005 PIMCO Income Strategy Fund II 339,875
8,107 Tri-Continental Corporation 282,772
28,874 Vanguard Short-Term Corporate
Bond ETF 2,270,074
10,679 Virtus Convertible & Income Fund 178,873
38,224 Virtus Dividend, Interest &
Premium Strategy Fund 581,769
11,852 Virtus Equity & Convertible Income
Fund 307,559
87,655 Voya Global Equity Dividend &
Premium Opportunity Fund 574,140
27,685 Western Asset Diversified Income
Fund 362,673
167,083 Western Asset High Income
Opportunity Fund, Inc. 589,803
Total 18,247,923
Total Registered Investment
Companies (cost $414,482,863) 404,833,816
Shares Preferred Stock 1.3% Value
Basic Materials <0.1%
5,007 Albemarle Corporation,
Convertible, 7.250% 249,248
Total 249,248
Capital Goods 0.1%
12,588 Boeing Company, Convertible,
6.000% 841,004
Total 841,004
Communications Services <0.1%
15,300 AT&T, Inc., 4.750%
h
262,395
5,000 Telephone and Data Systems, Inc.,
6.000%
h
95,500
Total 357,895
Financials 0.8%
5,825 AEGON Funding Company, LLC,
5.100% 105,724
7,700 Allstate Corporation, 5.100%
h
149,226
3,606 Ares Management Corporation,
Convertible, 6.750% 148,279
5,000 Athene Holding, Ltd., 5.625%
h
93,400
14,600 Bank of America Corporation,
4.250%
h
239,586
14,375 Bank of America Corporation,
4.375%
h
245,237
7,200 Bank of America Corporation,
4.750%
f,h
132,912
12,375 Bank of America Corporation,
5.000%
h
242,302

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Financials 0.8% - continued
349 Bank of America Corporation,
Convertible, 7.250%
h
$ 450,175
5,900 Brookfield Finance, Inc., 4.625% 89,031
3,500 Capital One Financial Corporation,
4.800%
h
60,690
8,775 Capital One Financial Corporation,
5.000%
f,h
158,564
3,500 Charles Schwab Corporation,
4.450%
h
60,655
6,300 Citigroup, Inc., 6.250%
h
154,791
2,150 Citizens Financial Group, Inc.,
7.375%
h
55,513
5,800 Corebridge Financial, Inc., 6.375% 128,180
7,000 Fifth Third Bancorp, 4.950%
f,h
126,070
7,000 Huntington Bancshares, Inc./OH,
4.500%
h
113,400
14,500 JPMorgan Chase & Company,
4.200%
h
249,545
12,375 JPMorgan Chase & Company,
4.625%
h
231,289
12,500 JPMorgan Chase & Company,
4.750%
h
241,750
3,500 KeyCorp, 5.650%
h
75,565
10,650 KeyCorp, 6.200%
b,h
270,190
5,799 KKR & Company, Inc.,
Convertible, 6.250% 251,619
8,300 MetLife, Inc., 4.750%
h
151,060
8,650 Morgan Stanley, 4.250%
f,h
143,936
5,500 Morgan Stanley, 5.850%
h
127,490
3,900 Morgan Stanley, 6.625%
h
99,177
13,100 Morgan Stanley, 7.125%
h
333,133
11,475 Public Storage, 4.125%
f,h
183,026
2,450 Public Storage, 4.625%
h
43,561
625 Public Storage, 4.700%
h
11,363
7,000 Regions Financial Corporation,
4.450%
h
113,050
2,650 Regions Financial Corporation,
5.700%
b,h
64,872
7,000 Truist Financial Corporation,
4.750%
h
128,380
8,600 U.S. Bancorp, 4.000%
h
130,892
14,375 Wells Fargo & Company, 4.375%
h
242,938
7,000 Wells Fargo & Company, 4.700%
h
126,980
10,000 Wells Fargo & Company, 4.750%
h
183,300
429 Wells Fargo & Company,
Convertible, 7.500%
h
508,640
Total 6,665,491
Technology 0.2%
6,038 Alphabet, Inc., Convertible 6.25% 302,866
6,060 Alphabet, Inc., Convertible 6.25% 304,212
3,362 Hewlett Packard Enterprise
Company, Convertible, 7.625% 418,670
4,476 Microchip Technology, Inc.,
Convertible, 7.500% 287,717
7,371 Oracle Corporation, Convertible,
6.500% 308,698
Total 1,622,163
Utilities 0.2%
17,600 CMS Energy Corporation, 4.200%
h
291,104
7,500 DTE Energy Company 6.25% 177,600
6,000 NextEra Energy Capital Holdings,
Inc. 6.5% 143,700
Shares Preferred Stock  1.3% Value
Utilities 0.2% - continued
4,210 NextEra Energy, Inc., Convertible,
7.234% $ 205,995
952 NextEra Energy, Inc., Convertible,
7.299% 50,647
3,497 NextEra Energy, Inc., Convertible,
7.375% 166,807
2,387 PPL Corporation, Convertible,
7.000% 112,141
12,000 Southern Company, 4.950% 225,600
4,188 Southern Company, Convertible,
7.125% 207,934
Total 1,581,528
Total Preferred Stock
(cost $12,467,387) 11,317,329
Shares
Collateral Held for Securities
Loaned 0.5% Value
4,518,649 Thrivent Cash Management Trust 4,518,649
Total Collateral Held for
Securities Loaned
(cost $4,518,649) 4,518,649
Shares Common Stock < 0.1% Value
Financials <0.1%
3,123 AGNC Investment Corporation 33,291
1,482 Annaly Capital Management, Inc. 33,671
4,361 Apollo Commercial Real Estate
Finance, Inc. 28,870
4,095 Chimera Investment Corporation 51,105
4,002 Rithm Capital Corporation 39,540
Total 186,477
Information Technology <0.1%
71 InterDigital, Inc. 21,643
Total 21,643
Real Estate <0.1%
346 Kite Realty Group Trust 9,903
Total 9,903
Total Common Stock
(cost $239,245) 218,023
Shares or
Principal
Amount Short-Term Investments 5.1% Value
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.695%, 10/14/2026
j,k
99,232
State Street Institutional U.S.
Government Money Market
Fund
19,030,075 3.619%
j
19,030,075
Thrivent Core Short-Term Reserve
Fund
2,598,901 3.970% 25,989,011

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  5.1% Value
U.S. Treasury Bills
100,000 3.614%, 8/27/2026
j,l
$ 99,760
200,000 3.607%, 9/29/2026
j,l
198,831
Total Short-Term Investments
(cost $45,408,788) 45,416,909
Total Investments (cost
$929,930,878) 103.7% $913,709,207
Other Assets and Liabilities, Net
(3.7%) (32,994,829)
Total Net Assets 100.0% $880,714,378
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $216,844,369 or 24.6%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2026.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
l All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Fund as of July 31, 2026 was $200,993 or 0.02% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2026.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 8/25/2026 7/11/2017 $ 113,453
Credit Suisse Group AG  5/17/2021 152,981
Credit Suisse Group AG  2/4/2016 235,124
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Multisector Bond Fund as of July
31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 2,718,070
Common Stock 1,681,599
Total lending $4,399,669
Gross amount payable upon return of
collateral for securities loaned $4,518,649
Net amounts due to counterparty $118,980
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Multisector Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 95,912,134 – 95,912,134 –
Basic Materials 216,088 – 216,088 –
Capital Goods 2,488,719 – 2,488,719 –
Collateralized Mortgage Obligations 128,918,254 – 128,918,254 –
Commercial Mortgage-Backed Securities 12,161,792 – 12,161,792 –
Communications Services 1,691,353 – 1,691,353 –
Consumer Cyclical 2,966,080 – 2,966,080 –
Consumer Non-Cyclical 2,751,223 – 2,751,223 –
Energy 2,934,647 – 2,934,647 –
Financials 15,104,686 – 15,104,686 –
Mortgage-Backed Securities 98,237,875 – 98,237,875 –
Technology 7,171,266 – 7,171,266 –
U.S. Government & Agencies 68,880,566 – 68,880,566 –
Utilities 7,969,798 – 7,969,798 –
Registered Investment Companies
U.S. Affiliated 316,143,995 316,143,995 – –
U.S. Unaffiliated 18,247,923 18,247,923 – –
Preferred Stock
Basic Materials 249,248 249,248 – –
Capital Goods 841,004 841,004 – –
Communications Services 357,895 357,895 – –
Financials 6,665,491 6,665,491 – –
Technology 1,622,163 1,622,163 – –
Utilities 1,581,528 1,581,528 – –
Common Stock
Financials 186,477 186,477 – –
Information Technology 21,643 21,643 – –
Real Estate 9,903 9,903 – –
Short-Term Investments 19,427,898 19,030,075 397,823 –
Subtotal Investments in Securities $812,759,649 $364,957,345 $447,802,304 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 70,441,898
Affiliated Short-Term Investments 25,989,011
Collateral Held for Securities Loaned 4,518,649
Subtotal Other Investments $100,949,558
Total Investments at Value $913,709,207
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multisector Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $87,107 $4,085 $20,350 $70,442 8,051 8.0%
Core High Yield Bond – 163,729 1,280 161,022 8,178 18.3
Core Investment Grade Corporate Bond – 160,547 – 155,122 8,058 17.6
Total Affiliated Registered Investment
Companies 87,107 386,586 43.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% 14,000 27,000 15,000 25,989 2,599 3.0
Total Affiliated Short-Term Investments 14,000 25,989 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,037 116,481 134,999 4,519 4,519 0.5
Total Collateral Held for Securities Loaned 23,037 4,519 0.5
Total Value $124,144 $417,094
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(1,530) $1,130 $– $3,125
Core High Yield Bond (3) (1,424) – 4,185
Core Investment Grade Corporate Bond – (5,425) – 3,005
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% (4) (7) – 602
Total Income/Non Cash Income from Affiliated Investments $10,917
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 53
Total Affiliated Income from Securities Loaned, Net $53
Total $(1,537) $(5,726) $–

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.9% Value
Alabama 2.1%
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,232,581
2,250,000 5.000%, 10/1/2033, Ser. I 2,354,488
2,700,000 5.250%, 6/1/2036, Ser. C 2,838,137
3,500,000 5.000%, 11/1/2036, Ser. J 3,611,399
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
781,804
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,017,623
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,021,611
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,039,657
Jefferson County, AL Sewer Rev.
Refg. Warrants
2,750,000 5.500%, 10/1/2053 2,856,720
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
300,000
5.000%, 6/1/2054, Ser. A,
AMT 289,089
Total 23,043,109
Alaska 0.1%
Anchorage, AK Port Rev. Refg.
800,000
5.500%, 2/1/2056, Ser. A,
AMT 833,664
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
125,000 2.950%, 12/1/2033
a
125,000
Total 958,664
Arizona 1.9%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
c
706,037
275,000 5.250%, 7/1/2043
c
275,690
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 779,422
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
1,917,378
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 296,171
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 883,553
1,000,000 5.250%, 11/1/2053, Ser. A 1,014,343
1,000,000 5.250%, 11/1/2048, Ser. A 1,024,535
Principal
Amount Long-Term Fixed Income  99.9% Value
Arizona 1.9% - continued
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
$ 3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
$ 3,785,855
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,755,886
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
976,059
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
300,000 2.800%, 11/15/2052, Ser. A
a
300,000
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,911
Salt River Project Agricultural
Improvement & Power District,
AZ Electric System Rev.
3,250,000 5.250%, 1/1/2055, Ser. C 3,414,081
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 500,234
725,000 5.000%, 8/1/2039 742,878
Yuma, AZ Industrial Development
Auth. Hospital Rev. Refg. (Yuma
Regional Medical Center)
1,000,000 5.250%, 8/1/2054, Ser. A 1,022,633
Total 20,845,666
Arkansas 0.1%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 769,653
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 514,063
Total 1,283,716
California 5.8%
Beverly Hills Unified School District,
Los Angeles County, CA GO
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,598,262
Burbank-Glendale-Pasadena, CA
Airport Auth. Rev. (AG Insured)
500,000
4.500%, 7/1/2054, Ser. B,
AMT
b
472,395
525,000
4.375%, 7/1/2049, Ser. B,
AMT
b
499,556
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,811,275
3,000,000 5.000%, 10/1/2033, Ser. C
a
3,088,382

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
California 5.8% - continued
$ 5,000,000 5.500%, 11/1/2028, Ser. D
a
$ 5,180,561
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
25,000 5.000%, 6/1/2049, Ser. B-1 24,617
California Educational Fac. Auth.
Rev. (Stanford University)
5,000,000 5.250%, 4/1/2040 5,916,218
8,300,000 5.000%, 6/1/2046, Ser. U-7 9,440,413
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 915,552
800,000 5.250%, 8/15/2058, Ser. A 811,831
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,386,627
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
435,000 5.750%, 5/1/2054, Ser. A
c
435,542
140,000 5.875%, 5/1/2059, Ser. A
c
140,678
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,061,305
550,000 5.000%, 7/1/2038, AMT
c
580,059
500,000 5.000%, 11/21/2045, AMT
c
520,704
California Public Finance Auth.
Health Care Fac. Rev. (Hazelden
Betty Ford Foundation)
1,000,000 5.000%, 11/1/2054, Ser. A 1,001,064
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AG Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
502,871
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,010,162
California Various Purpose GO
500,000 4.000%, 10/1/2050 474,013
10,000 5.250%, 4/1/2029 10,023
Central Valley, CA Energy Auth.
Commodity Supply Rev.
1,000,000 5.000%, 8/1/2034 1,045,525
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,509,785
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,249,977
San Francisco, CA City & County
Airport Commission International
Airport Rev.
7,500,000
5.500%, 5/1/2055, Ser. A,
AMT 7,873,538
Southern California Public Power
Auth. Rev. (Clean Energy II)
4,000,000 5.000%, 11/1/2033, Ser. A 4,188,335
Total 64,749,270
Principal
Amount Long-Term Fixed Income  99.9% Value
Colorado 3.7%
Canyons Metropolitan District No.
5, CO LTGO Rev. Refg. (BAM
Insured)
$ 1,500,000 5.250%, 12/1/2059, Ser. A
b
$ 1,526,639
CCP Metropolitan District No. 3, CO
LTGO Refg.
742,000 5.000%, 12/1/2053 721,055
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 780,393
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 605,716
475,000 5.000%, 4/1/2048 467,601
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,435,488
2,500,000 5.000%, 12/1/2055 2,402,634
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
1,033,812
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,641,247
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,132,783
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,369,757
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,050,824
10,000,000 4.000%, 8/1/2049, Ser. A-2 8,612,598
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,160,432
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,343,646
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,001,338
Gunnison County, CO Housing
Auth. Rev. (Whetstone Housing)
(BAM Insured)
1,300,000 5.125%, 6/1/2055
b
1,322,079
Routt County, CO Airport Rev.
(Yampa Valley Regional Airport)
250,000 5.500%, 6/1/2051, AMT 257,663
615,000 5.500%, 6/1/2056, AMT 629,597

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Colorado 3.7% - continued
Southern Ute Indian Tribe of
Southern Ute Indian Reservation,
CO UTGO
$ 2,000,000 5.000%, 4/1/2035, Ser. A
c
$ 2,118,135
Total 41,613,437
Connecticut 1.1%
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 752,375
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,840,236
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
912,180
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,140,310
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
4,000,000 5.000%, 7/1/2047, Ser. L 4,089,406
Total 12,734,507
Delaware 0.4%
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 1,922,147
600,000 4.000%, 9/1/2051 485,693
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,006,702
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 867,400
500,000 5.000%, 7/1/2048, Ser. A 471,175
Total 4,753,117
District Of Columbia 0.7%
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,096,752
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,096,486
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
1,000,000
4.500%, 10/1/2053, Ser. A,
AMT 932,877
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,018,260
2,000,000
5.500%, 10/1/2054, Ser. A,
AMT 2,076,082
Principal
Amount Long-Term Fixed Income  99.9% Value
District Of Columbia 0.7% - continued
$ 1,000,000
5.250%, 10/1/2049, Ser. A,
AMT $ 1,024,908
Metropolitan Washington DC
Airports Auth. Dulles Toll Road
Rev. Refg. (Dulles Metrorail
& Capital Improvement) (AG
Insured)
1,000,000 4.000%, 10/1/2049
b
879,056
Total 8,124,421
Florida 5.6%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 1,052,837
500,000 4.000%, 10/1/2046 433,266
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,715,000 5.650%, 3/1/2054
b
3,891,674
Capital Projects Finance Auth., FL
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 539,234
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,452,186
Capital Trust Auth., FL Rev. (Marie
Selby Botanical Gardens, Inc.)
640,000 4.500%, 6/15/2033
c
637,477
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,346,318
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A
c
1,416,570
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 955,363
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 224,922
250,000 4.000%, 7/1/2055, Ser. A 188,348
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
2,250,000 4.500%, 8/1/2055, Ser. A 2,051,243
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 4,721,407
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,600,000 5.250%, 10/1/2051, AMT 3,671,892
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,082,709

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Florida 5.6% - continued
Greater Orlando, FL Aviation Auth.
Special Purpose Airport Fac.
Rev. (United Airlines, Inc.)
$ 2,000,000 5.500%, 11/1/2036, AMT $ 2,142,519
Lee County, FL Airport Rev.
1,000,000 5.250%, 10/1/2054, AMT 1,015,621
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 656,673
Lee County, FL Industrial
Development Auth. Hospital Rev.
Refg. (Lee Health System, Inc.)
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,008,705
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,444,936
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,008,288
Okaloosa County, FL Industrial
Development Rev. (Air Force
Enlisted Village, Inc.)
1,000,000 5.750%, 5/15/2055
c
1,011,638
750,000 5.750%, 5/15/2060
c
755,872
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,500,000 4.500%, 10/1/2056, Ser. A 1,412,968
1,250,000 5.250%, 10/1/2056, Ser. A 1,277,961
1,250,000 5.000%, 10/1/2047, Ser. A 1,260,349
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
2,750,000 5.000%, 8/1/2054 2,681,198
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,021,291
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 949,903
500,000 5.000%, 11/1/2047, Ser. A 491,545
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,000,419
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 6,817,350
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
c
220,613
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,002,495
Principal
Amount Long-Term Fixed Income  99.9% Value
Florida 5.6% - continued
Village Community Development
District No. 15, Wildwood, FL
SAB
$ 285,000 5.250%, 5/1/2054
c
$ 282,488
790,000 4.800%, 5/1/2055
c
732,856
Total 62,861,134
Georgia 2.8%
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,710,949
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,514,148
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,561,880
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,697,776
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 1,919,510
Fulton County, GA Development
Auth. Rev. (Spelman College)
3,000,000 5.250%, 6/1/2051 3,090,717
2,700,000 5.250%, 6/1/2056 2,759,661
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 206,294
Main Street Energy, Inc., GA
Energy Proj. Rev.
2,500,000 5.000%, 12/1/2033, Ser. D 2,595,421
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,797,776
1,920,000 5.000%, 5/15/2033, Ser. A 1,965,295
1,900,000 5.000%, 5/15/2034, Ser. A 1,940,779
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,011,480
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,658,535
Total 31,430,221
Guam 0.1%
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 251,143
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 736,060
Total 987,203
Hawaii 0.1%
Hawaii Department of
Transportation Airport Division
Lease Rev. COP
1,600,000 5.000%, 8/1/2028, AMT 1,610,650
Total 1,610,650

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Idaho 0.5%
College of Western Idaho Annual
Appropriation COP
$ 3,800,000 5.000%, 8/1/2052 $ 3,820,080
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 865,437
800,000 4.000%, 3/1/2046, Ser. A 719,868
Total 5,405,385
Illinois 4.9%
Chicago, IL Metropolitan Water
Reclamation District GO Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,328,648
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,040,643
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,001,111
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,001,111
Chicago, IL O'Hare International
Airport Rev. Refg.
5,000,000 5.000%, 1/1/2048, Ser. B 5,034,365
Chicago, IL O'Hare International
Airport Special Fac. Rev. (TrIPs
Obligated Group)
780,000 5.500%, 7/1/2040, AMT 834,907
800,000 5.500%, 7/1/2041, AMT 851,841
Chicago, IL Wastewater
Transmission Rev. (AG Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,132,054
Chicago, IL Waterworks Rev. (AG
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,544,240
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 980,618
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 846,700
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
254,135
Illinois Finance Auth. Rev. Refg.
(Northshore Edward-Elmhurst
Health Credit Group)
5,060,000 2.950%, 8/3/2026, Ser. D
a
5,060,000
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,040,886
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,692,363
2,100,000 5.000%, 8/1/2047, Ser. A 1,990,308
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 502,048
2,885,000 5.000%, 2/15/2037, Ser. A 2,869,786
1,000,000 5.000%, 2/15/2047, Ser. A 925,001
Illinois GO
1,000,000 5.500%, 5/1/2047, Ser. B 1,039,552
Principal
Amount Long-Term Fixed Income  99.9% Value
Illinois 4.9% - continued
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
$ 10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
$ 7,092,910
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 509,384
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
d
1,466,559
Peoria, IL GO (AG Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,205,871
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,757,222
Total 55,002,263
Indiana 2.5%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,679,079
Indiana Finance Auth. Health
System Rev. Refg. (Franciscan
Alliance, Inc. Obligated Group)
14,805,000 2.900%, 8/3/2026, Ser. B
a
14,805,000
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AG Insured)
4,750,000 4.250%, 1/1/2047
b
4,452,166
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 568,491
2,250,000 5.375%, 6/1/2064, Ser. A 2,193,096
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,028,123
750,000 6.125%, 3/1/2057, Ser. E 774,909
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 1,022,902
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
c
341,439
Whiting, IN Environmental Fac. Rev.
(BP Products North America,
Inc.)
1,000,000 4.200%, 6/1/2044
a
1,006,801
Total 27,872,006
Iowa 1.0%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,340,399
Iowa Finance Auth. Senior Living
Fac. Rev. Refg. (Presbyterian
Homes Mill Pond)
250,000 5.750%, 10/1/2055 254,147
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,037,166
650,000 5.375%, 10/1/2052 652,334

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Iowa 1.0% - continued
PEFA, Inc., IA Gas Proj. Rev. Refg.
$ 1,850,000 5.000%, 4/1/2035, Ser. A $ 1,939,601
Total 11,223,647
Kansas 0.4%
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,748,138
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
366,240
Wyandotte County/Kansas City,
KS Unified Government Special
Obligation Rev. (Northwest
Speedway Star Bond District)
1,000,000 5.500%, 3/1/2046
c
992,540
Total 4,106,918
Kentucky 1.7%
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 896,417
Kenton County, KY Airport Board
Rev.
1,000,000
5.250%, 1/1/2054, Ser. A,
AMT 1,011,368
1,125,000
5.250%, 1/1/2049, Ser. A,
AMT 1,145,447
Kentucky Municipal Power Agency
Power System Rev. Refg. (Prairie
State) (AG Insured)
1,500,000 4.000%, 9/1/2042, Ser. B
b
1,416,741
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 7,587,185
Paducah, KY Electric Plant Board
Rev. (AG Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
752,537
Public Energy Auth. of Kentucky
Gas Supply Rev. Refg.
5,750,000 5.000%, 5/1/2036, Ser. C 5,953,690
Total 18,763,385
Louisiana 0.8%
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AG Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
860,099
Louisiana Public Fac. Auth. Rev.
(I-10 Calcasieu River Bridge
Public-Private Partnership)
2,500,000 5.500%, 9/1/2059, AMT 2,531,300
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,042,011
1,500,000 5.000%, 7/1/2048, Ser. A 1,526,717
Principal
Amount Long-Term Fixed Income  99.9% Value
Louisiana 0.8% - continued
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AG Insured)
$ 1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
$ 1,507,386
Total 8,467,513
Maine 0.1%
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 877,849
Total 877,849
Maryland 1.5%
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,711,450
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
5,000,000
5.250%, 8/1/2054, Ser. A,
AMT
b
5,110,167
4,250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
4,377,653
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,037,983
1,325,000 6.000%, 7/1/2058, Ser. A 1,388,929
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
2,000,000 5.125%, 7/1/2059
b
2,004,981
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 168,359
600,000 5.250%, 7/1/2053 603,408
200,000 4.000%, 7/1/2045 175,278
Total 16,578,208
Massachusetts 2.6%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 744,468
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 3,934,646
Massachusetts Development
Finance Agency Rev. Refg.
(Dana-Farber Cancer Institute)
1,750,000 5.500%, 12/1/2056, Ser. Q 1,839,557
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,862,918

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Massachusetts 2.6% - continued
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
$ 500,000 4.000%, 7/1/2046, Ser. G $ 426,692
Massachusetts GO
3,125,000 5.000%, 9/1/2048, Ser. E 3,163,509
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
9,295,000 5.250%, 7/1/2033, Ser. L 10,604,649
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,637,493
Total 29,213,932
Michigan 2.2%
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,226,747
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,078,628
2,110,000 4.000%, 9/1/2046 1,825,757
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 545,394
7,775,000 5.000%, 12/31/2043, AMT 7,817,218
Saginaw, MI City School District
UTGO
2,500,000 4.000%, 5/1/2050 2,236,395
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AG Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,142,757
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,828,834
Total 24,701,730
Minnesota 3.5%
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 486,777
Center City, MN Health Care Fac.
Rev. Refg. (Hazelden Betty Ford
Foundation)
795,000 5.000%, 11/1/2047 811,785
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,250,000 5.000%, 7/1/2043, Ser. A 2,232,073
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,560,120
2,500,000 5.250%, 6/15/2047, Ser. B 2,582,423
Principal
Amount Long-Term Fixed Income  99.9% Value
Minnesota 3.5% - continued
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
$ 340,000 5.000%, 7/1/2036, Ser. A $ 319,468
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053 455,359
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,394,338
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,071,953
Minnesota Agricultural & Economic
Development Board Health Care
System Rev. Refg. (Fairview
Health Services)
2,970,000 2.950%, 8/3/2026, Ser. B
a
2,970,000
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
2,500,000 5.250%, 1/1/2054 2,543,220
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,502,783
4,000,000 5.000%, 10/1/2052, Ser. B 4,007,423
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,125,683
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 988,312
Minnesota Municipal Gas Agency
Gas Proj. Rev.
2,800,000 5.000%, 9/1/2035, Ser. A 2,866,022
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,717,688
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,157,443
St. Paul Park, MN Housing Rev.
Refg. (Presbyterian Homes -
Norris Square)
1,000,000 5.250%, 6/1/2051 966,485
1,000,000 5.500%, 6/1/2062 971,839
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 925,353
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 491,988
Total 39,148,535

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Mississippi 0.4%
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
$ 5,000,000 4.000%, 6/1/2053, Ser. A $ 4,441,528
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Development
Rev. (Chevron USA, Inc.)
100,000 2.950%, 12/1/2030, Ser. D
a
100,000
Total 4,541,528
Missouri 1.3%
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AG Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
4,367,556
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
500,000 5.750%, 8/15/2059, Ser. A 508,201
1,200,000 5.000%, 8/15/2042, Ser. A 1,200,424
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,034,937
Missouri Health and Educational
Fac. Auth. Health Fac. Rev. Refg.
(Lake Regional Health System)
1,200,000 4.000%, 2/15/2051 975,018
Missouri Joint Municipal Electric
Utility Commission Power Proj.
Rev. (Marshall Energy Center)
2,500,000 5.250%, 1/1/2056 2,586,697
Ozark, MO R-6 School District COP
530,000 5.000%, 4/1/2042 551,139
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,740,389
Total 14,964,361
Montana 0.5%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,772,792
1,000,000 4.000%, 7/1/2044, Ser. A 763,513
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,470,990
Total 6,007,295
Nebraska 2.4%
Boys Town Village, NE Rev. (Boys
Town)
5,000,000 5.000%, 7/1/2046 5,141,280
Principal
Amount Long-Term Fixed Income  99.9% Value
Nebraska 2.4% - continued
Dodge County, NE School District
No. 1 UTGO (Fremont Public
Schools) (AG Insured)
$ 3,000,000 5.000%, 12/15/2048
b
$ 3,123,721
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,110,969
Nebraska Public Power District
Rev. Refg.
2,000,000 5.250%, 1/1/2055, Ser. A 2,083,522
Omaha, NE Airport Auth. Airport
Fac. Rev. (AG Insured)
3,400,000 5.250%, 12/15/2054, AMT
b
3,472,865
Omaha, NE Public Power District
Electric Rev.
2,500,000 5.250%, 2/1/2055, Ser. A 2,601,371
8,275,000 5.000%, 2/1/2046, Ser. A 8,542,390
Total 27,076,118
Nevada 0.3%
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,018,242
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
100,000 6.000%, 6/1/2053 104,260
345,000 6.000%, 6/1/2048 363,303
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
750,000
5.250%, 7/1/2054, Ser. A,
AMT 758,997
1,000,000
5.250%, 7/1/2049, Ser. A,
AMT 1,021,152
Total 3,265,954
New Hampshire 1.1%
National Finance Auth., NH Rev.
(Abilene Christian University
Energy)
6,000,000 5.250%, 11/1/2054, Ser. A 6,007,096
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 757,789
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
b
5,039,036
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
250,000 2.900%, 6/1/2041, Ser. B
a
250,000
Total 12,053,921
New Jersey 2.5%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 409,574
750,000 6.000%, 6/15/2047 774,899

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
New Jersey 2.5% - continued
New Jersey Economic
Development Auth. Rev.
$ 1,485,000 5.000%, 6/15/2043, Ser. EEE
e
$ 1,559,418
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,576,965
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,778,922
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,113,748
500,000 5.500%, 6/15/2050, Ser. CC
e
570,984
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 933,559
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 8,968,414
Total 27,686,483
New York 9.4%
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev. (Tapestry Charter School)
1,500,000 5.000%, 8/1/2047, Ser. A 1,463,761
Build NYC Resource Corporation,
NY Airport Fac. Rev. (TrIPs
Obligated Group)
1,000,000 5.500%, 7/1/2055, AMT 1,016,705
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
331,990
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,070,216
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
1,053,159
Genesee County, NY Funding
Corporation Rev. (Rochester
Regional Health Energy)
1,000,000 5.250%, 12/1/2050, Ser. A 1,017,682
1,500,000 5.500%, 12/1/2055, Ser. A 1,544,705
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,909,896
New York City, NY GO
1,845,000 2.950%, 4/1/2036, Ser. L-3
a
1,845,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,177,847
New York City, NY Industrial
Development Agency Special
Fac. Rev. (New York Stock
Exchange)
100,000 2.950%, 5/1/2033, Ser. B
a
100,000
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 15,225,045
290,000 2.950%, 6/15/2044
a
290,000
4,000,000 4.125%, 6/15/2047, Ser. DD 3,715,758
Principal
Amount Long-Term Fixed Income  99.9% Value
New York 9.4% - continued
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev. Refg.
$ 2,500,000 5.000%, 6/15/2046, Ser. DD $ 2,631,533
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 16,990,512
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,642,912
780,000 2.950%, 2/1/2045, Ser. E-4
a
780,000
New York City, NY Transitional
Finance Auth. Rev.
1,200,000 5.500%, 5/1/2052, Ser. D 1,272,005
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,000,000 5.250%, 3/15/2050, Ser. C 8,403,075
10,000 5.000%, 2/15/2043, Ser. B
e
10,232
10,000 5.000%, 2/15/2043, Ser. B
e
10,232
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,451,676
2,200,000 5.000%, 7/15/2042, Ser. A 2,211,393
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000
4.000%,
4/30/2053, AMT 645,866
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
3,000,000 6.000%, 6/30/2054, AMT 3,094,706
2,000,000 6.000%, 6/30/2059, AMT 2,094,005
8,500,000 5.500%, 6/30/2060, AMT 8,560,290
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 786,134
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 551,069
750,000 5.625%, 4/1/2040, AMT 794,906
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,032,020
1,000,000 5.000%, 12/1/2040, AMT 1,028,383
1,000,000 5.000%, 12/1/2041, AMT 1,025,845
600,000 5.000%, 12/1/2042, AMT 613,719
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 13,849,223
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
267,116

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
New York 9.4% - continued
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytechnic Institute)
$ 750,000 5.000%, 9/1/2039, Ser. A $ 770,903
Total 105,279,519
North Carolina 1.0%
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,555,693
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,242,924
Fuquay-Varina, NC Combined
Utilities Rev.
1,325,000 4.000%, 2/1/2044, Ser. B 1,264,554
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
750,000 5.250%, 7/1/2053, AMT
b
762,485
1,000,000 5.250%, 7/1/2048, AMT
b
1,027,146
Nash Health Care Systems, NC
Health Care Fac. Rev.
1,000,000 5.250%, 2/1/2055 1,012,715
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,250,000 5.000%, 10/1/2050, Ser. A 1,196,163
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
750,000 5.125%, 10/1/2054, Ser. A 750,048
Total 10,811,728
North Dakota 0.5%
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AG Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
250,432
250,000 5.000%, 12/1/2048, Ser. A
b
251,793
Horace, ND Refg. Improvement
UTGO
1,800,000 5.000%, 5/1/2048, Ser. A 1,757,219
University of North Dakota
COP (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,810,504
Total 6,069,948
Ohio 2.5%
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 453,896
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
1,350,000
5.250%, 1/1/2045, Ser. A,
AMT 1,408,460
Principal
Amount Long-Term Fixed Income  99.9% Value
Ohio 2.5% - continued
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
$ 1,000,000 5.000%, 12/1/2054 $ 964,700
500,000 5.000%, 12/1/2044 501,744
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,027,359
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
300,000 5.250%, 9/1/2054 293,883
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 682,531
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,346,411
Ohio Higher Educational Fac.
Commission Rev. (Cleveland
Clinic Health System Obligated
Group)
800,000 2.950%, 1/1/2039, Ser. B-2
a
800,000
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,045,109
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,399,395
Ohio Higher Educational Fac.
Commission Rev. Refg. (Xavier
University 2024)
1,250,000 5.250%, 5/1/2054 1,204,370
1,400,000 5.250%, 5/1/2049 1,369,453
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 9,852,580
Ohio University Athens General
Receipts Rev.
500,000 5.250%, 12/1/2052 517,692
750,000 5.250%, 12/1/2054 774,769
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
750,000 5.000%, 12/1/2053, Ser. B 743,908
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center) (AG Insured)
750,000 4.375%, 12/1/2058, Ser. B
b
692,487
Total 28,078,747
Oklahoma 0.3%
Oklahoma Municipal Power Auth.
Power Supply System Rev. Refg.
(AG Insured)
1,000,000 5.250%, 1/1/2051, Ser. A
b
1,056,628
1,500,000 5.250%, 1/1/2056, Ser. A
b
1,569,730

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Oklahoma 0.3% - continued
Osage County, OK Industrial Auth.
Use Tax Rev.
$ 1,000,000 6.500%, 9/1/2040 $ 1,064,441
Total 3,690,799
Oregon 1.4%
Albany, OR Hospital Fac. Auth.
Senior Living Rev. (Mennonite
Village)
1,000,000 5.375%, 5/15/2054, Ser. A 1,006,520
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 249,915
750,000 5.250%, 8/1/2044 769,330
500,000 5.250%, 8/1/2049 501,495
Clackamas & Washington Counties,
OR Joint School District No.
3 GO (West Linn-Wilsonville
Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 367,220
Multnomah & Clackamas Counties,
OR School District GO
520,000
Zero Coupon, 6/15/2035,
Ser. A 365,180
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
1,250,000 5.500%, 12/1/2054, Ser. A 1,254,759
500,000 5.375%, 12/1/2045, Ser. A 511,837
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,012,707
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR GO
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,729,904
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
821,564
Total 15,590,431
Pennsylvania 3.3%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,641,048
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AG Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,545,465
2,500,000
5.500%, 1/1/2055, Ser. A,
AMT
b
2,590,958
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,681,097
Principal
Amount Long-Term Fixed Income  99.9% Value
Pennsylvania 3.3% - continued
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
$ 455,000 5.000%, 1/1/2038 $ 455,142
Delaware County, PA Industrial
Development Auth. Airport
Fac. Rev. Refg. (United Parcel
Service)
370,000 2.950%, 9/1/2045
a
370,000
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
8,330,000 5.250%, 8/15/2053, Ser. A-1 8,503,147
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,570,704
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,008,274
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 1,964,709
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 885,072
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,029,027
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,915,640
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,256,188
Total 37,416,471
Puerto Rico 0.6%
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 949,393
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,242,168
Total 6,191,561
Rhode Island 0.5%
Rhode Island Health and
Educational Building Corporation
Rev. (Central Falls Public School)
5,150,000 5.250%, 5/15/2050 5,350,595
Total 5,350,595
South Carolina 2.1%
Charleston County, SC Airport
District Airport System Rev.
1,250,000
5.250%, 7/1/2054, Ser. A,
AMT 1,269,065

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
South Carolina 2.1% - continued
$ 1,075,000
5.250%, 7/1/2049, Ser. A,
AMT $ 1,099,860
South Carolina Jobs-Economic
Development Auth. Health
Care Fac. Rev. (Novant Health
Obligated Group)
5,000,000 4.500%, 11/1/2054, Ser. A 4,736,665
South Carolina Jobs-Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,125,283
4,500,000 4.250%, 2/1/2048 4,204,975
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,365,001
South Carolina Jobs-Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,000,270
South Carolina Public Service Auth.
Rev. Refg.
1,000,000 5.250%, 12/1/2054, Ser. B 1,029,797
South Carolina Public Service Auth.
Rev. Refg. (AG Insured)
1,250,000 5.000%, 12/1/2054, Ser. B
b
1,270,303
Total 23,101,219
South Dakota 0.1%
Lincoln County, SD Economic
Development Rev. Refg.
(Augustana College Association)
850,000 4.000%, 8/1/2051, Ser. A 668,734
Total 668,734
Tennessee 0.3%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,096,944
Metropolitan Government of
Nashville and Davidson County,
TN Water and Sewer Rev. Refg.
1,000,000 5.250%, 7/1/2055 1,042,456
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,029,958
Montgomery County, TN Public
Building Auth. Pooled Financing
Rev. (Tennessee County Loan
Pool)
100,000 3.000%, 4/1/2032
a
100,000
400,000 3.000%, 7/1/2034
a
400,000
Total 3,669,358
Texas 13.5%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
1,000,000 6.000%, 6/1/2053
c
997,739
Principal
Amount Long-Term Fixed Income  99.9% Value
Texas 13.5% - continued
$ 750,000 6.250%, 6/1/2063
c
$ 751,020
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,655,747
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Harmony Public Schools)
(PSF-GTD Insured)
4,000,000 4.000%, 2/15/2054
b
3,389,074
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,002,115
Central Texas Regional Mobility
Auth. Rev.
500,000 5.000%, 1/1/2045, Ser. E 510,173
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,130,759
Clifton, TX Higher Education
Finance Corporation Education
Rev. Refg. (IDEA Public Schools)
(PSF-GTD Insured)
2,500,000 5.000%, 8/15/2050
b
2,547,815
2,750,000 5.000%, 8/15/2055
b
2,767,393
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,869,073
Denton, TX Independent School
District UTGO (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,633,550
FW Texas Street Public Fac.
Corporation Residential
Development Rev. (River District)
2,000,000 5.000%, 5/1/2038 2,076,935
Galveston, TX Wharves & Terminal
Rev.
600,000
5.500%, 8/1/2042, Ser. A,
AMT 635,312
400,000
5.500%, 8/1/2043, Ser. A,
AMT 421,914
1,000,000 6.000%, 8/1/2043, AMT 1,088,013
500,000
5.500%, 8/1/2044, Ser. A,
AMT 525,577
Georgetown, TX Utility System Rev.
(AG Insured)
7,000,000 4.250%, 8/15/2047
b
6,523,562
Greater Texas Cultural Education
Fac. Finance Corporation Rev.
(Texas Biomedical Research
Institute)
5,500,000 5.250%, 6/1/2054, Ser. A 5,221,229
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AG Insured)
6,000,000 4.250%, 10/1/2053
b
5,295,499
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
15,000 5.000%, 1/1/2033, Ser. A 15,007

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Texas 13.5% - continued
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
$ 7,000,000 4.125%, 7/1/2052, Ser. A $ 6,127,903
Harris County, TX Industrial
Development Corporation Rev.
(Exxon)
200,000 3.000%, 8/15/2027, AMT
a
200,000
Harris County, TX Toll Road Rev.
5,000,000 4.000%, 8/15/2049, Ser. A 4,346,594
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
350,000
5.500%, 7/15/2038, Ser. B,
AMT 372,815
Houston, TX Airport System Rev.
Refg.
3,000,000
5.250%, 7/1/2041, Ser. A,
AMT 3,193,565
Houston, TX Airport System Rev.
Refg. (AG Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
4,899,272
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,060,491
Houston, TX Convention &
Entertainment Fac. Department
Hotel Occupancy Tax & Special
Rev. Refg.
1,240,000 5.000%, 9/1/2042, Ser. C 1,305,415
Houston, TX Water and Sewer
System Rev. Refg. (AG Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,e
11,406,365
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,263,047
Kerrville, TX Public Utility Board
Public Fac. Corporation Power
Supply Rev. (BAM Insured)
5,000,000 5.250%, 4/15/2047, Ser. A
b
5,285,192
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AG
Insured)
6,000,000 5.500%, 5/15/2053
b
6,266,892
2,000,000 5.500%, 5/15/2048
b
2,108,784
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (ExxonMobil)
530,000 2.950%, 8/3/2026
a
530,000
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. Refg.
(ExxonMobil)
225,000 2.950%, 11/1/2029, Ser. A
a
225,000
Magnolia, TX Independent School
District UTGO (PSF-GTD
Insured)
6,000,000 4.500%, 8/15/2055
b,f
5,726,139
5,590,000 4.250%, 8/15/2045
b,f
5,508,270
Midland County, TX Hospital
District Rev. (BAM Insured)
1,250,000 5.250%, 5/15/2054, Ser. A
b
1,289,202
Principal
Amount Long-Term Fixed Income  99.9% Value
Texas 13.5% - continued
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
$ 1,500,000 5.750%, 7/15/2052 $ 1,504,980
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
630,000 5.000%, 4/1/2029, Ser. A 630,065
North East Independent School
District, Bexar County, TX UTGO
Refg. (PSF-GTD Insured)
5,000,000 5.250%, 2/1/2028
b
5,185,995
2,000,000 5.250%, 2/1/2029
b
2,120,851
North Texas Tollway Auth. System
Rev. Refg. (AG Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,796,223
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 1,971,190
San Antonio, TX Electric and Gas
Systems Rev.
3,000,000 5.500%, 2/1/2050, Ser. A 3,173,622
1,500,000 5.250%, 2/1/2049, Ser. A 1,570,484
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 507,482
750,000 5.500%, 11/15/2047, Ser. D 790,301
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
1,000,000 5.000%, 10/1/2049 993,730
Texas Municipal Gas Acquisition &
Supply Corporation V Rev.
3,750,000 5.000%, 4/1/2036 3,870,594
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,043,218
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,071,873
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 466,845
4,275,000 4.000%, 6/30/2040, Ser. A 3,983,235
Texas Technical College System
Rev. (Financing System
Improvement) (AG Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,219,474

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Texas 13.5% - continued
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
$ 2,500,000 4.375%, 8/1/2054
b
$ 2,337,741
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,248,407
Total 151,658,762
Utah 1.6%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
974,315 5.625%, 12/1/2053
c
986,816
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
(AG Insured)
500,000 5.500%, 6/1/2055, Ser. A
b
528,926
250,000 5.500%, 6/1/2055, Ser. B
b
263,908
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 259,445
2,000,000 5.000%, 7/1/2045, Ser. A 2,070,718
Jordan Valley, UT Water
Conservancy District Rev.
3,000,000 5.000%, 10/1/2049, Ser. A 3,026,936
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AG Insured)
1,825,000 4.000%, 2/1/2048
b
1,618,908
Orem, UT GO
6,880,000 5.000%, 12/1/2046 6,998,269
Salt Lake City, UT Airport Rev.
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,152,878
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 791,550
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 375,852
Total 18,074,206
Virginia 2.7%
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,776,651
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 705,823
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,464,138
Virginia Small Business Financing
Auth. Residential Care Fac. Rev.
(LifeSpire of Virginia)
1,000,000 5.500%, 12/1/2054, Ser. A 1,023,885
Principal
Amount Long-Term Fixed Income  99.9% Value
Virginia 2.7% - continued
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
$ 610,000 5.000%, 12/31/2047, AMT $ 611,249
6,575,000 5.000%, 12/31/2049, AMT 6,580,384
10,610,000 5.000%, 12/31/2052, AMT 10,474,596
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 440,619
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 468,785
1,000,000 4.000%, 1/1/2040, AMT 939,389
Total 30,485,519
Washington 1.7%
Energy Northwest, WA Electric Rev.
Refg. (Columbia Generating
Station)
1,000,000 5.000%, 7/1/2043, Ser. A 1,066,857
Grant County, WA Public Hospital
District No. 2 UTGO (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,182,469
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
756,349
Port of Seattle, WA Rev. Refg.
2,250,000
5.250%, 7/1/2049, Ser. B,
AMT 2,316,013
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,052,694
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
592,857
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,693,454
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 415,842
450,000 4.000%, 5/1/2045 402,750
Washington Housing Finance
Commission Certificates Rev.
984,931 4.085%, 3/20/2040, Ser. A
a
939,209
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,213,177
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059 976,941
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,403,328

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.9% Value
Washington 1.7% - continued
$ 1,250,000 6.250%, 7/1/2059
c
$ 1,313,158
Total 19,325,098
West Virginia 1.2%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
750,000 5.250%, 6/1/2053 728,941
500,000 5.250%, 6/1/2044 505,871
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,835,525
2,000,000 4.250%, 6/1/2047, Ser. A 1,863,219
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 8,939,736
Total 13,873,292
Wisconsin 2.5%
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
478,477
750,000 6.500%, 7/15/2063, Ser. A
c
759,785
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
c
506,210
750,000 7.000%, 7/1/2058
c
758,983
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,030,622
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 3,051,381
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 380,694
920,000 5.500%, 7/1/2043, AMT 926,525
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,014,796
4,000,000 4.000%, 9/30/2051, AMT 3,332,404
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
575,000 5.250%, 6/1/2054, Ser. A 561,759
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A
c
1,865,923
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
2,000,000 6.500%, 6/30/2060, AMT 2,188,356
2,250,000 5.750%, 12/31/2065, AMT 2,321,569
Principal
Amount Long-Term Fixed Income  99.9% Value
Wisconsin 2.5% - continued
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
$ 1,250,000 5.500%, 12/1/2052, Ser. A $ 1,310,776
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
750,000 6.000%, 10/1/2049 779,035
Wisconsin Health & Educational
Fac. Auth. Rev. (Marshfield Clinic
Health System, Inc.)
1,000,000 5.500%, 2/15/2054, Ser. A 1,028,878
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 790,737
500,000 5.750%, 8/15/2059, Ser. A 513,096
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
1,000,000 5.375%, 6/1/2050 996,439
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,001,788
Total 27,598,233
Wyoming < 0.1%
Lincoln County, WY Pollution
Control Rev. Refg. (ExxonMobil)
200,000 2.950%, 10/1/2044
a
200,000
Total 200,000
Total Long-Term Fixed Income
(cost $1,154,091,180) 1,119,086,366
Principal
Amount Short-Term Investments 0.1%
g
Value
Federal Home Loan Bank Discount
Notes
300,000 3.600%, 8/14/2026
h
299,580
300,000 3.613%, 8/21/2026
h
299,371
Total Short-Term Investments
(cost $599,008) 598,951
Total Investments
(cost $1,154,690,188) 100.0% $1,119,685,317
Other Assets and Liabilities, Net
<0.1% 27,715
Total Net Assets 100.0% $1,119,713,032
a Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $33,317,961 or 3.0% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2026.
e Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of July 31, 2026 was $756,349 or 0.07% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2026.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 739,221
Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 228,890,461 – 228,890,461 –
Health Care 233,924,895 – 233,924,895 –
Housing 32,492,462 – 32,492,462 –
Industrial Revenue 76,208,762 – 76,208,762 –
Local/State Government 23,611,101 – 23,611,101 –
Miscellaneous 25,939,225 – 25,939,225 –
Pre-refunded 13,557,231 – 13,557,231 –
Tax Revenue 128,934,692 – 128,934,692 –
Tobacco Settlement 8,993,031 – 8,993,031 –
Transportation 234,835,092 – 234,835,092 –
Utilities 111,699,414 – 111,699,414 –
Short-Term Investments 598,951 – 598,951 –
Total Investments at Value $1,119,685,317 $– $1,119,685,317 $–
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 187,209 187,209 – –
Total Asset Derivatives $187,209 $187,209 $– $–

Municipal Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
The following table presents Municipal Bond Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling $598,951 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond (100) September 2026 ( $ 11,155,959) $ 187,209
Total Futures Short Contracts ( $ 11,155,959) $187,209
Total Futures Contracts ( $ 11,155,959) $187,209

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.4% Value
Asset-Backed Securities 12.3%
Acacia, LLC
$ 3,750,000
5.440%,  7/15/2041, Ser.
2026-1, Class A
a
$ 3,748,342
ACHV ABS Trust
100,922
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
101,068
363,275
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
363,791
Affirm Master Trust
3,250,000
4.780%,  8/15/2034, Ser.
2026-3A, Class A
a
3,251,930
Avis Budget Rental Car Funding
AESOP, LLC
1,440,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
1,441,315
6,600,000
4.400%,  2/20/2032, Ser.
2025-4A, Class A
a
6,421,713
Carlyle US CLO, Ltd.
1,950,000
5.129%,  (TSFR3M +
1.400%), 4/20/2031, Ser.
2019-1A, Class A2R2
a,b
1,951,829
CarVal CLO I, Ltd.
4,200,000
5.643%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
4,209,887
CarVal CLO III, Ltd.
5,500,000
5.129%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
5,510,301
CarVal CLO IX-C, Ltd.
1,750,000
5.049%,  (TSFR3M +
1.320%), 4/20/2037, Ser.
2024-1A, Class AR
a,b
1,758,241
Cedar Funding IX CLO, Ltd.
3,250,000
4.988%,  (TSFR3M +
1.230%), 7/20/2037, Ser.
2018-9AR, Class ARR
a,b,c
3,250,016
Chenango Park CLO, Ltd.
2,602,093
5.553%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
2,606,545
Commonbond Student Loan Trust
72,382
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
69,349
292,837
4.339%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
290,643
Dryden 72 CLO, Ltd.
1,900,000
5.301%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,900,895
Education Funding Trust
673,528
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
641,865
Elmwood CLO 18, Ltd.
3,500,000
4.850%,  (TSFR3M +
1.210%), 7/17/2037, Ser.
2022-5A, Class AR3
a,b
3,506,559
Foundation Finance Trust
624,411
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
596,152
2,361,291
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
2,420,738
Principal
Amount Long-Term Fixed Income  99.4% Value
Asset-Backed Securities 12.3% - continued
$ 213,460
5.500%,  12/15/2049, Ser.
2024-1A, Class A
a
$ 214,954
Hertz Vehicle Financing III, LLC
4,135,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
4,125,984
2,400,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
2,395,991
HOMES Trust
4,051,802
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,d
4,002,143
957,636
5.053%,  9/25/2070, Ser.
2026-NQM1, Class A2
a,d
943,220
KKR CLO, Ltd.
934,485
5.415%,  (TSFR3M +
1.662%), 4/15/2031, Ser. 21,
Class B
a,b
938,947
KKR Static CLO I, Ltd.
472,252
4.709%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
472,110
3,250,000
5.179%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
3,248,420
Lendbuzz Securitization Trust
783,935
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
784,909
Marathon CLO, Ltd.
3,750,000
5.303%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
3,750,416
National Collegiate Trust
253,353
4.058%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
248,467
Navient Refinance Loan Trust
3,922,247
4.500%,  1/18/2056, Ser.
2026-A, Class A
a
3,842,188
Navient Student Loan Trust
1,724,001
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,662,957
Neuberger Berman Loan Advisers
LaSalle Street Lending CLO II,
Ltd.
4,500,000
5.069%,  (TSFR3M +
1.340%), 4/20/2038, Ser.
2024-2A, Class A1R
a,b
4,506,359
Pagaya AI Debt Grantor Trust
444,567
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
444,664
1,714,932
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
1,717,553
2,320,026
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
2,323,007
1,899,268
4.497%,  4/15/2033, Ser.
2025-6, Class A2
a
1,885,549
3,250,000
5.241%,  12/15/2033, Ser.
2026-3, Class A2
a
3,246,276
2,725,000
5.245%,  1/16/2034, Ser.
2026-4, Class A2
a
2,722,420
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,583,471
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,584,154

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Asset-Backed Securities 12.3% - continued
Palmer Square Loan Funding, Ltd.
$ 2,550,000
5.100%,  (TSFR3M +
1.450%), 8/8/2032, Ser. 2024-
3A, Class BR
a,b
$ 2,548,794
1,246,528
4.573%,  (TSFR3M +
0.820%), 10/15/2032, Ser.
2024-1A, Class A1R
a,b
1,245,537
2,250,000
4.903%,  (TSFR3M +
1.150%), 10/15/2032, Ser.
2024-1A, Class A2R
a,b
2,245,055
5,000,000
4.903%,  (TSFR3M +
1.150%), 1/15/2033, Ser.
2024-2A, Class A2R
a,b
5,000,500
3,000,000
4.851%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
2,997,075
3,500,000
5.153%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b
3,500,693
4,280,868
4.703%,  (TSFR3M +
0.950%), 1/15/2034, Ser.
2025-3A, Class A1
a,b
4,282,375
PPM CLO 2, Ltd.
6,250,000
4.943%,  (TSFR3M +
1.150%), 4/16/2037, Ser.
2019-2A, Class AR3
a,b
6,256,775
PPM CLO 6-R, Ltd.
4,500,000
5.119%,  (TSFR3M +
1.390%), 1/20/2037, Ser.
2022-6RA, Class A1RR
a,b
4,500,995
Research-Driven Pagaya Motor
AssetTrust
2,930,000
4.918%,  5/25/2035, Ser.
2026-4A, Class A2
a
2,929,762
Silver Point CLO 4, Ltd.
3,250,000
5.063%,  (TSFR3M +
1.310%), 4/15/2037, Ser.
2024-4A, Class A1R
a,b
3,253,575
SoFi Consumer Loan Program
Trust
446,587
4.240%,  8/25/2035, Ser.
2025-4, Class A
a
446,215
Sycamore Tree CLO, Ltd.
3,500,000
4.989%,  (TSFR3M +
1.260%), 4/20/2037, Ser.
2023-3A, Class A1R2
a,b
3,501,943
Towd Point Asset Trust
523,630
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
511,355
Tricon Trust
3,250,000
4.980%,  (TSFR1M +
1.300%), 6/17/2043, Ser.
2026-SFR2, Class A
a,b
3,252,000
Trinitas CLO, Ltd.
3,800,000
4.859%,  (TSFR3M +
1.130%), 7/20/2034, Ser.
2021-16A, Class A1R
a,b
3,800,604
Total 139,375,120
Basic Materials 1.5%
Anglo American Capital plc
2,000,000 4.625%,  3/19/2031
a
1,955,966
Eastman Chemical Company
700,000 5.000%,  8/1/2029 700,946
Principal
Amount Long-Term Fixed Income  99.4% Value
Basic Materials 1.5% - continued
$ 1,775,000 4.500%,  2/20/2031 $ 1,725,003
Georgia-Pacific, LLC
1,425,000 4.400%,  6/30/2028
a,e
1,418,498
2,300,000 4.600%,  5/15/2031
a
2,259,071
Glencore Funding, LLC
1,500,000 6.125%,  10/6/2028
a
1,538,320
International Flavors & Fragrances,
Inc.
326,000 1.832%,  10/15/2027
a
315,361
Mosaic Company
1,450,000 4.350%,  1/15/2029 1,432,528
Nutrien, Ltd.
2,000,000 4.850%,  5/29/2031 1,984,235
SNF Group SACA
1,000,000 5.626%,  3/31/2031
a
1,003,470
United States Steel Corporation
2,300,000 5.200%,  8/1/2031
a
2,274,121
Total 16,607,519
Capital Goods 1.7%
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,907,919
Amcor Flexibles North America,
Inc.
1,950,000 4.250%,  3/8/2029 1,922,627
Amrize Finance US, LLC
965,000 4.700%,  4/7/2028 964,846
Booz Allen Hamilton, Inc.
650,000 5.375%,  1/30/2030
c
649,962
Deere Funding Canada
Corporation
2,600,000 4.150%,  10/9/2030 2,535,769
Honeywell Aerospace, Inc.
2,650,000 4.000%,  3/16/2029
a
2,601,246
Howmet Aerospace, Inc.
1,900,000 3.000%,  1/15/2029 1,824,988
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 506,752
Spirit AeroSystems, Inc.
3,575,000 4.600%,  6/15/2028 3,554,017
Sunbelt Rentals Holdings, Inc.
2,650,000 4.950%,  8/12/2030
a
2,628,591
Total 19,096,717
Collateralized Mortgage Obligations 16.6%
A&D Mortgage Trust
1,839,723
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,d
1,833,894
2,304,755
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
2,298,133
ACRA Trust
3,891,217
5.573%,  6/25/2066, Ser.
2026-NQM1, Class A1
a,b
3,878,199
3,298,485
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
3,295,419
Archwest Mortgage Trust
3,400,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,d
3,373,991
3,875,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,d
3,845,408
Aspire Mortgage Trust
2,213,533
5.459%,  5/25/2066, Ser.
2026-3, Class A1
a
2,205,137

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Collateralized Mortgage Obligations 16.6% -
continued
$ 3,900,000
5.724%,  7/26/2066, Ser.
2026-4, Class A1
a,b
$ 3,904,473
Banc of America Funding Trust
64,029
6.240%,  1/25/2035, Ser.
2004-D, Class 4A1
b
64,969
481,316
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 473,822
Bear Stearns ARM Trust
76,614
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
73,569
Bellemeade Re, Ltd.
705,607
5.166%,  (SOFR30A +
1.550%), 10/25/2035, Ser.
2025-1, Class M1A
a,b
705,736
BRAVO Residential Funding Trust
3,035,276
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,d
2,996,880
Builder Circle Mortgage Trust
3,250,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a
3,265,962
CFST Mortgage Trust
1,525,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
1,527,700
Chase Home Lending Mortgage
Trust
2,424,980
5.500%,  10/25/2055, Ser.
2024-10, Class A3
a,b
2,386,711
Chase Mortgage Finance Trust
Series
1,047,426
6.283%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,063,630
CHNGE Mortgage Trust
3,053,594
4.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
2,876,558
1,142,338
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
1,138,516
4,224,201
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
4,095,883
1,822,518
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
1,816,386
1,501,903
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
1,496,846
Citigroup Mortgage Loan Trust,
Inc.
403,807
4.876%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
386,033
CLIP Trust
2,499,862
5.221%,  5/25/2071, Ser.
2026-NQM1, Class A1
a,b
2,479,896
COLT Mortgage Loan Trust
3,363,580
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
3,029,081
Countrywide Alternative Loan Trust
81,880
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 48,996
78,738
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 60,571
Credit Suisse Mortgage Capital
Certificates
3,620,371
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
3,156,964
Principal
Amount Long-Term Fixed Income  99.4% Value
Collateralized Mortgage Obligations 16.6% -
continued
Cross Mortgage Trust
$ 4,178,100
4.699%,  2/25/2061, Ser.
2026-NQM1, Class A1
a,b
$ 4,114,624
3,664,958
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
a,d
3,613,788
Deephaven Residential Mortgage
Trust
3,696,394
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,387,837
3,740,338
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
3,288,599
Federal Home Loan Mortgage
Corporation - REMIC
1,424,215
4.500%,  8/25/2052, Ser.
5582, Class LA 1,399,455
155,907
5.500%,  7/25/2049, Ser.
5417, Class D 155,713
Federal National Mortgage
Association - REMIC
4,397,647
5.000%,  6/25/2051, Ser.
2025-69, Class E 4,366,356
1,493,979
4.000%,  7/25/2053, Ser.
2024-76, Class DA 1,470,193
740,938
4.381%,  (SOFR30A +
0.764%), 3/25/2033, Ser.
2013-16, Class FG
b
742,767
Flagstar Mortgage Trust
1,793,547
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,599,547
GCAT Trust
3,201,324
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
2,914,410
1,656,385
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
1,649,010
GMAC Mortgage Corporation
Loan Trust
11,715
4.339%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
5,210
GS Mortgage-Backed Securities
Trust
2,871,536
5.038%,  1/25/2066, Ser.
2025-DSC2, Class A1
a,d
2,838,126
1,942,445
5.000%,  4/25/2056, Ser.
2025-PJ10, Class A5
a,b
1,913,074
167,000
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
162,340
GSAA Home Equity Trust
64,960
5.789%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
123,269
888,363
4.013%,  8/25/2034, Ser.
2004-10, Class M2
b
834,542
J.P. Morgan Alternative Loan Trust
211,377
4.776%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
155,903
J.P. Morgan Mortgage Trust
354,810
4.938%,  6/25/2056, Ser.
2025-12MPR, Class A1B
a,d
352,886
103,827
4.943%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
68,120
MFA Trust
3,238,170
5.229%,  8/25/2070, Ser.
2025-NQM4, Class A1
a,b
3,211,340

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Collateralized Mortgage Obligations 16.6% -
continued
$ 1,758,839
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,d
$ 1,761,122
3,270,617
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
3,181,440
Morgan Stanley Residential
Mortgage Loan Trust
5,065,244
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,d
5,026,629
1,674,269
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
1,669,408
2,508,315
6.000%,  6/25/2053, Ser.
2023-2, Class A4
a,b
2,504,835
2,428,356
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
2,410,524
2,137,331
5.216%,  9/25/2070, Ser.
2025-NQM8, Class A2
a,d
2,105,794
2,308,230
4.809%,  12/25/2070, Ser.
2026-NQM1, Class A1
a,b
2,271,152
NYMT Loan Trust
2,644,036
5.254%,  10/25/2060, Ser.
2025-INV2, Class A2
a,d
2,616,608
OBX Trust
3,856,767
5.470%,  4/25/2066, Ser.
2026-NQM9, Class A1
a,b
3,850,131
1,014,063
5.396%,  7/27/2065, Ser.
2025-NQM15, Class A2
a,d
1,007,061
3,150,354
5.000%,  10/25/2055, Ser.
2025-J3, Class A5
a,b
3,105,063
PRET Trust
2,603,439
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,d
2,511,803
PRET, LLC
3,417,497
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,d
3,389,036
3,694,362
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,d
3,687,145
2,694,122
5.693%,  5/25/2056, Ser.
2026-NPL6, Class A1
a,d
2,686,899
PRPM Trust
2,450,000
5.206%,  1/25/2056, Ser.
2026-RCF1, Class A2
a,d
2,414,036
PRPM, LLC
2,491,904
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
2,452,936
1,606,087
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
1,606,636
3,391,292
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,d
3,377,865
1,725,802
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,d
1,712,800
4,169,159
6.299%,  6/25/2031, Ser.
2026-4, Class A1
a,d
4,169,936
RCO IX Mortgage, LLC
2,758,807
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
2,756,929
2,450,312
5.765%,  5/25/2031, Ser.
2026-2, Class A1
a,d
2,440,331
Roc Mortgage Trust
4,135,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
4,136,266
2,700,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,d
2,699,339
Principal
Amount Long-Term Fixed Income  99.4% Value
Collateralized Mortgage Obligations 16.6% -
continued
SG Residential Mortgage Trust
$ 3,062,212
4.782%,  1/25/2066, Ser.
2026-1, Class A1
a,b
$ 3,019,775
3,000,000
5.505%,  8/25/2066, Ser.
2026-5, Class A1
a,b
2,993,497
Terwin Mortgage Trust
206,126
5.339%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
205,711
Toorak Mortgage Trust
2,025,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
2,025,720
Triangle Re, Ltd.
329,780
7.016%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
330,775
TRK Trust
3,355,165
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
3,117,021
3,405,513
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
3,024,836
Verus Securitization Trust
3,711,065
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,d
3,704,308
1,306,921
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
1,147,953
Visio Trust
119,607
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
116,619
VOLT CII, LLC
125,764
5.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a
125,763
Total 187,510,174
Commercial Mortgage-Backed Securities 1.7%
BANK
1,691,215
3.623%,  4/15/2052, Ser.
2019-BN17, Class ASB 1,667,259
2,500,000
4.467%,  8/15/2061, Ser.
2018-BN13, Class AS
b
2,450,386
BBCMS Mortgage Trust
3,250,000
5.659%,  5/15/2058, Ser.
2025-5C34, Class A3 3,306,747
CoreVest American Finance Trust
1,773,404
5.364%,  6/15/2059, Ser.
2026-1, Class A
a
1,760,570
FirstKey Homes Trust
450,000
1.788%,  8/17/2038, Ser.
2021-SFR1, Class B
a
449,057
Home Partners of America Trust
3,389,832
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
3,353,032
Progress Residential Trust
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,510,833
Tricon Residential Trust
2,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
2,255,966
Total 18,753,850

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Communications Services 2.7%
American Tower Corporation
$ 2,050,000 5.500%,  3/15/2028 $ 2,073,204
AppLovin Corporation
2,650,000 5.375%,  12/1/2031 2,652,962
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,250,000 4.750%,  3/1/2030
a
3,036,558
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,725,000 6.100%,  6/1/2029 1,750,677
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,260,157
1,750,000 4.900%,  9/1/2029 1,745,109
Discovery Global Holdings, Inc.
1,011,000 3.755%,  3/15/2027 1,003,418
Meta Platforms, Inc.
2,650,000 4.550%,  5/15/2031 2,586,064
NTT Finance Corporation
1,650,000 4.741%,  3/31/2028
a
1,648,593
Orange SA
950,000 4.000%,  1/13/2029
a
932,616
SBA Communications Corporation
1,400,000 3.875%,  2/15/2027 1,390,757
Space Exploration Technologies
Corporation
2,950,000 5.350%,  7/15/2031
a
2,871,322
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 4,936,999
T-Mobile USA, Inc.
3,125,000 4.850%,  1/15/2029 3,128,631
Total 31,017,067
Consumer Cyclical 5.0%
Amazon.com, Inc.
3,300,000 4.800%,  7/9/2031 3,268,695
American Honda Finance
Corporation
2,000,000 4.450%,  10/22/2027 1,996,330
2,050,000 5.650%,  11/15/2028 2,091,560
Carnival Corporation, Ltd.
2,000,000 5.750%,  3/15/2030
a
2,003,686
Daimler Truck Finance North
America, LLC
1,275,000 4.300%,  8/12/2027
a
1,272,118
Darden Restaurants, Inc.
2,000,000 4.350%,  10/15/2027 1,993,954
Denso Corporation
2,250,000 4.282%,  9/17/2030
a
2,195,308
Ford Motor Credit Company, LLC
1,150,000 5.125%,  11/5/2026 1,151,335
1,875,000 5.800%,  3/5/2027 1,884,554
2,500,000 5.113%,  5/3/2029 2,474,443
2,700,000 7.200%,  6/10/2030 2,825,218
General Motors Company
1,400,000 5.350%,  4/15/2028 1,412,095
General Motors Financial
Company, Inc.
950,000 5.400%,  5/8/2027 955,975
1,900,000 5.350%,  7/15/2027 1,915,143
1,900,000 5.050%,  4/4/2028 1,907,884
2,500,000 5.800%,  1/7/2029 2,550,874
Principal
Amount Long-Term Fixed Income  99.4% Value
Consumer Cyclical 5.0% - continued
Hyundai Capital America
$ 1,900,000 5.300%,  3/19/2027
a
$ 1,909,553
2,225,000 4.875%,  6/23/2027
a
2,232,749
Las Vegas Sands Corporation
1,565,000 5.900%,  6/1/2027 1,577,913
1,600,000 5.625%,  6/15/2028 1,614,507
Royal Caribbean Cruises, Ltd.
3,200,000 5.500%,  4/1/2028
a
3,225,997
Stellantis Finance US, Inc.
3,050,000 5.350%,  3/17/2028
a
3,055,564
Stellantis Financial Services US
Corporation
825,000 5.400%,  9/15/2030
a
802,713
Toyota Motor Credit Corporation
2,000,000 4.500%,  7/9/2029
e
1,989,479
1,360,000 4.950%,  1/9/2030 1,365,768
Uber Technologies, Inc.
2,600,000 4.150%,  1/15/2031 2,507,687
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,907,949
2,250,000 4.450%,  9/11/2027
a
2,242,075
Total 56,331,126
Consumer Non-Cyclical 5.2%
Abbott Laboratories
1,775,000 4.000%,  3/15/2031 1,715,399
AbbVie, Inc.
1,950,000 4.125%,  3/15/2031 1,890,358
Altria Group, Inc.
635,000 4.875%,  2/4/2028 637,491
1,900,000 6.200%,  11/1/2028 1,958,627
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,435,968
BAT International Finance plc
1,900,000 5.931%,  2/2/2029 1,950,123
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,251,406
Bunge, Ltd. Finance Corporation
2,700,000 4.100%,  1/7/2028 2,682,133
2,250,000 3.200%,  4/21/2031 2,081,415
Cargill, Inc.
1,150,000 4.125%,  10/23/2030
a
1,116,898
Cencora, Inc.
1,600,000 3.950%,  2/13/2029 1,570,392
1,925,000 4.250%,  11/15/2030 1,870,477
Cigna Group
2,575,000 4.500%,  9/15/2030 2,537,327
Constellation Brands, Inc.
2,000,000 4.850%,  5/6/2031 1,981,275
CVS Health Corporation
2,500,000 5.400%,  6/1/2029 2,539,723
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,933,165
Gilead Sciences, Inc.
1,650,000 4.600%,  5/20/2031 1,630,091
Hasbro, Inc.
825,000 4.650%,  3/12/2031 808,432
HCA, Inc.
2,400,000 5.000%,  3/1/2028 2,410,576
Illumina, Inc.
1,000,000 4.650%,  9/9/2026 1,000,311

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Consumer Non-Cyclical 5.2% - continued
Imperial Brands Finance plc
$ 1,425,000 4.500%,  6/30/2028
a
$ 1,417,649
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,508,050
Medline Borrower, LP/Medline Co-
Issuer, Inc.
2,650,000 5.000%,  6/15/2031
a
2,613,174
Novartis Capital Corporation
1,350,000 4.400%,  3/18/2031 1,327,256
Philip Morris International, Inc.
625,000 4.875%,  2/13/2029 627,750
Roche Holdings, Inc.
2,250,000 4.075%,  12/2/2030
a
2,185,029
Royalty Pharma plc
3,225,000 4.450%,  3/25/2031 3,146,990
Stryker Corporation
1,900,000 4.700%,  2/10/2028 1,902,919
Teva Pharmaceutical Finance
Netherlands III BV
2,650,000 5.125%,  5/9/2029 2,641,611
Thermo Fisher Scientific, Inc.
3,850,000 4.215%,  2/12/2031 3,746,694
Total 58,118,709
Energy 2.6%
Cheniere Energy Partners, LP
3,500,000 4.500%,  10/1/2029 3,461,933
Columbia Pipelines Holding
Company, LLC
1,260,000 6.042%,  8/15/2028
a
1,288,447
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,815,986
Energy Transfer, LP
1,900,000 5.250%,  7/1/2029 1,922,048
Helmerich & Payne, Inc.
2,700,000 4.650%,  12/1/2027 2,694,148
Kinder Morgan, Inc.
1,300,000 5.100%,  8/1/2029 1,312,351
1,750,000 5.150%,  6/1/2030 1,764,962
National Fuel Gas Company
1,000,000 4.750%,  5/15/2029 992,732
1,600,000 5.500%,  3/15/2030 1,615,520
ONEOK, Inc.
2,000,000 4.250%,  9/24/2027 1,992,670
1,000,000 5.650%,  11/1/2028 1,017,069
Repsol E&P Capital Markets US,
LLC
975,000 4.805%,  9/16/2028
a
974,284
Shell Finance US, Inc.
1,750,000 4.125%,  11/6/2030 1,707,784
South Bow USA Infrastructure
Holdings, LLC
1,300,000 4.911%,  9/1/2027 1,302,108
TransCanada PipeLines, Ltd.
850,000 6.125%,  10/17/2056
b,e
849,366
Williams Companies, Inc.
1,900,000 4.625%,  6/30/2030 1,873,868
Total 29,585,276
Financials 33.8%
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,b
1,904,053
Principal
Amount Long-Term Fixed Income  99.4% Value
Financials 33.8% - continued
AEGON Funding Company, LLC
$ 1,875,000 5.500%,  4/16/2027
a
$ 1,885,350
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,550,000 6.100%,  1/15/2027 1,559,704
1,665,000 6.450%,  4/15/2027 1,684,874
1,150,000 4.125%,  2/28/2029 1,129,119
1,925,000 4.625%,  9/10/2029 1,907,975
Aircastle, Ltd./Aircastle Ireland
DAC
2,150,000 5.000%,  5/15/2031
a
2,113,466
Ally Financial, Inc.
1,050,000 5.737%,  5/15/2029
b
1,061,836
American Express Company
2,000,000 5.098%,  2/16/2028
b
2,006,776
1,000,000 5.043%,  7/26/2028
b
1,004,575
1,900,000 4.731%,  4/25/2029
b
1,901,296
635,000 5.085%,  1/30/2031
b
637,980
American Homes 4 Rent, LP
725,000 4.950%,  6/15/2030 720,305
American International Group, Inc.
1,250,000 4.850%,  5/7/2030 1,248,225
ANZ New Zealand International,
Ltd./London
1,250,000 4.000%,  1/22/2029
a
1,230,133
Apollo Debt Solutions BDC
2,630,000 6.900%,  4/13/2029 2,689,133
Ares Capital Corporation
2,000,000 5.550%,  1/15/2030 1,979,253
Ares Strategic Income Fund
1,400,000 5.700%,  3/15/2028 1,400,286
1,625,000 5.600%,  2/15/2030 1,593,609
Arthur J. Gallagher & Company
1,050,000 4.600%,  12/15/2027 1,050,174
1,050,000 4.850%,  12/15/2029 1,049,978
Associated Banc-Corp
1,300,000 6.455%,  8/29/2030
b
1,330,414
Atlas Warehouse Lending
Company, LP
2,675,000 4.625%,  11/15/2028
a
2,637,623
AvalonBay Communities, Inc.
2,750,000 4.350%,  12/1/2030 2,696,268
Aviation Capital Group, LLC
1,275,000 4.750%,  4/14/2027
a
1,277,024
1,900,000 4.800%,  10/24/2030
a
1,866,332
Avolon Holdings Funding, Ltd.
1,200,000 4.950%,  1/15/2028
a
1,202,175
1,900,000 5.375%,  5/30/2030
a
1,904,515
Banco Bilbao Vizcaya Argentaria
SA
1,200,000 4.150%,  3/3/2029 1,180,153
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
996,706
2,000,000 5.365%,  7/15/2028
b
2,013,257
1,400,000 4.551%,  11/6/2030 1,368,072
Bank of America Corporation
4,000,000 4.477%,  4/23/2030
b
3,956,201
Bank of New York Mellon
Corporation
1,250,000 6.317%,  10/25/2029
b
1,293,436
1,100,000 4.026%,  1/22/2030
b
1,081,719
2,200,000 5.625%,  3/20/2031
b,e,g
2,173,225
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,215,408

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Financials 33.8% - continued
Bank of Nova Scotia
$ 2,000,000 4.404%,  9/8/2028
b
$ 1,994,744
1,950,000 4.043%,  9/15/2028
b,e
1,937,963
950,000 4.247%,  2/2/2030
b,e
935,339
Banque Federative du Credit
Mutuel SA
2,500,000 4.541%,  1/15/2031
a
2,432,747
Barclays plc
2,000,000 2.279%,  11/24/2027
b
1,986,334
950,000 5.674%,  3/12/2028
b
955,518
1,900,000 4.837%,  9/10/2028
b
1,900,750
1,900,000 5.086%,  2/25/2029
b
1,905,386
1,900,000 4.219%,  5/24/2030
b
1,857,651
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
1,175,000 5.400%,  6/3/2031
a
1,166,540
Blackstone Private Credit Fund
1,150,000 4.950%,  9/26/2027 1,146,295
1,950,000 5.050%,  9/10/2030 1,864,141
Blackstone Reg Finance
Company, LLC
1,400,000 4.300%,  11/3/2030
e
1,364,786
Blackstone Secured Lending Fund
2,100,000 5.350%,  4/13/2028 2,089,004
2,000,000 5.125%,  1/31/2031 1,899,169
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,095,791
1,900,000 6.600%,  9/15/2029 1,906,121
Blue Owl Technology Finance
Corporation
1,725,000 6.750%,  4/4/2029
e
1,722,395
BNP Paribas SA
3,250,000 4.892%,  6/30/2030
a,b
3,234,264
Brookfield Asset Management,
Ltd.
1,350,000 4.832%,  4/15/2031 1,323,151
CaixaBank SA
1,900,000 4.634%,  7/3/2029
a,b
1,893,930
Canadian Imperial Bank of
Commerce
1,900,000 4.857%,  3/30/2029
b
1,902,638
1,900,000 4.283%,  1/29/2030
b
1,872,436
Capital One Financial Corporation
1,950,000 4.493%,  9/11/2031
b
1,900,527
Capital One NA
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,207,009
Centene Corporation
1,628,000 4.250%,  12/15/2027 1,621,836
1,800,000 4.625%,  12/15/2029 1,746,247
Charles Schwab Corporation
2,500,000 6.100%,  6/1/2031
b,g
2,466,024
3,500,000 4.343%,  11/14/2031
b
3,414,138
Citadel Finance, LLC
1,150,000 4.750%,  2/14/2029
a
1,127,557
Citadel Securities Global Holdings,
LLC
635,000 5.500%,  6/18/2030
a
637,853
Citadel, LP
2,550,000 6.000%,  1/23/2030
a
2,605,636
Citigroup, Inc.
1,725,000 4.643%,  5/7/2028
b
1,725,208
Principal
Amount Long-Term Fixed Income  99.4% Value
Financials 33.8% - continued
$ 1,100,000 5.174%,  2/13/2030
b
$ 1,106,296
2,600,000 4.503%,  9/11/2031
b
2,540,557
Citizens Bank NA/Providence, RI
1,250,000 4.192%,  1/29/2029
b
1,238,762
Citizens Financial Group, Inc.
1,550,000 5.253%,  3/5/2031
b
1,554,527
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,988,359
Corebridge Global Funding
2,575,000 4.650%,  8/20/2027
a,e
2,576,924
2,000,000 4.800%,  5/29/2029
a
1,993,905
Cousins Properties, LP
1,750,000 5.250%,  7/15/2030 1,752,877
Credit Agricole SA
2,000,000 4.631%,  9/11/2028
a,b
1,998,065
1,200,000 5.230%,  1/9/2029
a,b
1,206,364
1,275,000 6.316%,  10/3/2029
a,b
1,312,890
Credit Suisse Group AG
810,000 7.500%,  N/A
*,h
194,400
Deutsche Bank AG/New York, NY
1,300,000 4.999%,  9/11/2030
b
1,295,484
1,450,000 4.950%,  8/4/2031
b
1,432,105
DNB Bank ASA
2,000,000 4.832%,  3/30/2032
a,b
1,972,946
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
2,800,000 5.950%,  9/17/2030
a
2,685,050
EPR Properties
3,125,000 4.950%,  4/15/2028 3,115,804
First Horizon Bank
2,499,000 5.750%,  5/1/2030 2,513,424
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,084,710
2,150,000 5.097%,  7/13/2029
b
2,144,628
Fortitude Group Holdings, LLC
2,500,000 6.250%,  4/1/2030
a
2,546,343
Franklin BSP Capital Corporation
2,000,000 6.000%,  10/2/2030
a
1,937,437
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,255,873
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027
e
960,131
Goldman Sachs Group, Inc.
2,500,000 3.615%,  3/15/2028
b
2,485,663
1,900,000 4.482%,  8/23/2028
b
1,895,428
1,900,000 4.148%,  1/21/2029
b
1,881,975
2,050,000 4.153%,  10/21/2029
b
2,017,459
1,900,000 6.484%,  10/24/2029
b
1,960,678
1,100,000 5.218%,  4/23/2031
b
1,101,797
2,000,000 6.500%,  8/10/2031
b,g
1,984,972
Goldman Sachs Private Credit
Corporation
500,000 5.050%,  2/23/2028 496,970
750,000 5.875%,  5/6/2028
e
754,346
Guardian Life Global Funding
2,300,000 4.748%,  7/16/2029
a
2,294,060
Healthcare Realty Holdings, LP
1,125,000 3.100%,  2/15/2030 1,051,947
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,727,109

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Financials 33.8% - continued
Host Hotels & Resorts, LP
$ 1,600,000 4.250%,  12/15/2028 $ 1,575,760
HPS Corporate Lending Fund
1,425,000 5.300%,  6/5/2027
e
1,425,216
1,800,000 4.900%,  9/11/2028 1,764,090
HSBC Holdings plc
2,150,000 5.130%,  11/19/2028
b
2,159,451
1,250,000 4.899%,  3/3/2029
b
1,252,304
1,950,000 4.398%,  3/10/2030
b
1,922,569
2,600,000 4.711%,  5/12/2030
b
2,578,115
Huntington Bank Auto Credit-
Linked Notes
295,719
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
296,724
ING Groep NV
2,000,000 4.017%,  3/28/2028
b
1,993,023
1,900,000 4.858%,  3/25/2029
b
1,903,097
JPMorgan Chase & Company
1,850,000 5.571%,  4/22/2028
b
1,862,698
2,750,000 4.979%,  7/22/2028
b
2,758,871
1,700,000 4.851%,  7/25/2028
b
1,703,189
2,000,000 6.100%,  7/1/2031
b,g
1,991,722
750,000 4.347%,  1/22/2032
b
726,977
KeyCorp
2,500,000 5.121%,  4/4/2031
b
2,499,326
KeyCorp Capital I
2,750,000
4.727%,  (TSFR3M +
1.002%), 7/1/2028
b
2,699,452
Kilroy Realty, LP
2,650,000 3.050%,  2/15/2030 2,432,931
Lincoln Financial Global Funding
1,000,000 5.300%,  1/13/2030
a
1,003,722
Lloyds Banking Group plc
1,875,000 5.462%,  1/5/2028
b
1,882,761
2,000,000 3.750%,  3/18/2028
b
1,989,679
1,500,000 5.087%,  11/26/2028
b
1,507,000
LPL Holdings, Inc.
1,600,000 5.200%,  3/15/2030 1,597,959
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
b,g
1,739,666
Macquarie AirFinance Holdings,
Ltd.
1,829,000 6.400%,  3/26/2029
a
1,877,429
1,300,000 5.150%,  3/17/2030
a
1,287,946
Manufacturers & Traders Trust
Company
2,000,000 4.548%,  4/18/2030
b
1,978,179
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a
1,903,760
Met Tower Global Funding
2,000,000 4.000%,  10/1/2027
a
1,988,251
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,927,529
Mitsubishi UFJ Financial Group,
Inc.
1,925,000 4.527%,  9/12/2031
b
1,881,770
Mizuho Financial Group, Inc.
2,225,000 4.711%,  7/8/2031
b
2,193,590
Morgan Stanley
1,875,000 5.652%,  4/13/2028
b
1,889,291
3,000,000 5.164%,  4/20/2029
b
3,015,263
2,000,000 4.868%,  7/12/2029
b
1,999,632
785,000 5.449%,  7/20/2029
b
793,243
Principal
Amount Long-Term Fixed Income  99.4% Value
Financials 33.8% - continued
$ 2,700,000 4.133%,  10/18/2029
b
$ 2,658,112
Morgan Stanley Bank NA
1,900,000 5.016%,  1/12/2029
b
1,908,832
2,000,000 4.788%,  5/10/2030
b
1,991,834
Morgan Stanley Direct Lending
Fund
2,825,000 6.150%,  5/17/2029 2,844,128
National Bank of Canada
1,400,000 4.166%,  1/20/2029
b
1,389,006
NatWest Markets plc
1,750,000 4.174%,  11/6/2028
a
1,728,073
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,908,940
2,500,000 5.000%,  6/6/2029
a,e
2,516,348
Nippon Life Insurance Company
3,300,000 4.748%,  4/2/2031
a
3,258,392
Nomura Holdings, Inc.
2,700,000 5.594%,  7/2/2027 2,726,055
2,650,000 4.996%,  6/29/2029
e
2,649,318
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,909,533
Omega Healthcare Investors, Inc.
1,250,000 5.200%,  7/1/2030 1,243,091
Pinnacle Bank/Nashville, TN
3,155,000 5.625%,  2/15/2028 3,175,843
PNC Bank NA
1,900,000 4.429%,  7/21/2028
b
1,896,549
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
b,g
2,490,439
1,250,000 6.615%,  10/20/2027
b
1,255,308
1,650,000 4.831%,  7/19/2030
b
1,646,892
Principal Life Global Funding II
2,000,000 4.800%,  1/9/2028
a
2,004,125
Protective Life Global Funding
2,000,000 4.827%,  4/14/2031
a
1,976,586
Prudential Financial, Inc.
3,800,000 4.500%,  9/15/2047
b,e
3,752,180
Public Storage Operating
Company
1,950,000 4.700%,  2/1/2032 1,924,661
Regions Financial Corporation
1,200,000 5.722%,  6/6/2030
b
1,224,546
RGA Global Funding
2,500,000 5.448%,  5/24/2029
a
2,532,388
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,700,000 3.625%,  3/1/2029
a
2,582,499
Royal Bank of Canada
2,050,000 3.995%,  11/3/2028
b
2,034,397
1,925,000 4.498%,  8/6/2029
b
1,915,706
Santander Holdings USA, Inc.
1,750,000 2.490%,  1/6/2028
b
1,733,426
1,250,000 5.473%,  3/20/2029
b
1,259,900
1,650,000 5.040%,  6/5/2030
b
1,641,810
Skandinaviska Enskilda Banken
AB
3,250,000 4.500%,  9/3/2030
a
3,187,983
SMBC Aviation Capital Finance
DAC
1,950,000 4.950%,  7/23/2029
a
1,945,760

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Financials 33.8% - continued
Societe Generale SA
$ 2,000,000 5.500%,  4/13/2029
a,b
$ 2,016,354
2,200,000 4.857%,  7/7/2029
a,b
2,191,327
Standard Chartered plc
2,100,000 2.608%,  1/12/2028
a,b
2,081,284
1,250,000 5.688%,  5/14/2028
a,b
1,259,186
1,600,000 5.545%,  1/21/2029
a,b
1,615,502
State Street Corporation
2,200,000 5.684%,  11/21/2029
b
2,247,232
1,500,000 4.558%,  4/23/2032
b
1,469,533
Sumitomo Mitsui Financial Group,
Inc.
1,900,000 5.716%,  9/14/2028 1,936,458
Swedbank AB
2,700,000 4.898%,  3/30/2031
a
2,680,961
Toronto-Dominion Bank
2,550,000 4.861%,  1/31/2028 2,559,644
1,000,000 4.109%,  10/13/2028 987,781
TPG Operating Group II, LP
2,086,000 4.875%,  5/15/2031 2,038,720
Travelers Companies, Inc.
2,150,000 4.950%,  7/24/2031 2,147,980
Truist Bank
2,750,000 4.420%,  7/24/2028
b
2,743,450
Truist Financial Corporation
2,650,000 4.957%,  7/23/2030
b
2,646,002
1,250,000 4.597%,  1/27/2032
b
1,220,335
U.S. Bancorp
1,000,000 6.787%,  10/26/2027
b
1,005,362
1,750,000 4.548%,  7/22/2028
b
1,749,227
950,000 5.384%,  1/23/2030
b
961,779
2,000,000 4.857%,  7/27/2030
b
1,996,118
1,250,000 5.046%,  2/12/2031
b
1,250,509
UBS Group AG
1,900,000 6.327%,  12/22/2027
a,b
1,912,292
1,625,000 6.850%,  9/10/2029
a,b,g
1,653,148
2,200,000 5.428%,  2/8/2030
a,b
2,222,918
Voya Global Funding
2,100,000 4.600%,  11/24/2030
a,e
2,054,637
Wells Fargo & Company
1,650,000 3.526%,  3/24/2028
b
1,638,895
1,500,000 5.707%,  4/22/2028
b
1,511,456
3,000,000 4.970%,  4/23/2029
b
3,011,199
1,900,000 5.574%,  7/25/2029
b
1,928,683
1,950,000 4.078%,  9/15/2029
b
1,921,097
Westpac New Zealand, Ltd.
1,900,000 4.902%,  2/15/2028
a,e
1,907,809
Zions Bancorp NA
2,100,000 4.704%,  8/18/2028
b
2,092,708
1,400,000 4.483%,  2/9/2029
b
1,388,843
Total 381,813,295
Foreign Government 0.4%
Eagle Funding Luxco SARL
1,575,000 5.500%,  8/17/2030
a
1,572,244
NBN Company, Ltd.
1,300,000 4.000%,  10/1/2027
a
1,290,497
1,450,000 4.150%,  9/16/2030
a
1,410,774
Total 4,273,515
Principal
Amount Long-Term Fixed Income  99.4% Value
Mortgage-Backed Securities 0.2%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 2,725,000 5.000%,  8/1/2041
c
$ 2,711,575
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
36,501
6.001%,  (RFUCCT1Y +
1.501%), 1/1/2043
b
37,423
Total 2,748,998
Technology 5.7%
Accenture Capital, Inc.
2,150,000 4.750%,  7/10/2029 2,149,369
Block, Inc.
2,700,000 5.625%,  8/15/2030
a
2,686,187
Broadcom, Inc.
2,350,000 4.200%,  10/15/2030 2,267,880
Dell International, LLC/EMC
Corporation
1,900,000 4.750%,  4/1/2028 1,901,920
2,300,000 4.750%,  7/15/2031 2,261,494
Equifax, Inc.
1,000,000 5.000%,  8/15/2029 1,001,335
Equinix Europe 2 Financing
Corporation, LLC
3,500,000 4.600%,  11/15/2030 3,417,591
Fidelity National Information
Services, Inc.
840,000 4.550%,  3/10/2029 832,442
400,000 4.800%,  3/10/2031 392,937
Fiserv, Inc.
1,900,000 5.450%,  3/2/2028 1,915,057
3,200,000 4.550%,  2/15/2031 3,098,534
Foundry JV Holdco, LLC
4,000,000 5.500%,  1/25/2031
a
4,034,815
Global Payments, Inc.
1,300,000 4.550%,  3/15/2028 1,291,237
Hewlett Packard Enterprise
Company
2,000,000 4.600%,  3/23/2029 1,988,287
2,600,000 4.400%,  10/15/2030 2,534,540
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,495,472
Mastercard, Inc.
2,600,000 4.425%,  6/8/2029 2,584,978
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 652,086
Mobility Global, Inc.
2,650,000 5.050%,  6/15/2029
a
2,639,786
Molex Electronic Technologies,
LLC
1,650,000 4.750%,  4/30/2028
a
1,654,458
NVIDIA Corporation
2,600,000 4.500%,  6/15/2031 2,544,581
Oracle Corporation
1,900,000 4.500%,  5/6/2028 1,876,935
1,600,000 4.800%,  8/3/2028 1,585,445
1,850,000 4.550%,  2/4/2029 1,803,547
1,625,000 4.200%,  9/27/2029 1,556,932
1,300,000 4.450%,  9/26/2030 1,227,146
PayPal Holdings, Inc.
2,600,000 4.950%,  6/1/2031 2,574,251

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Technology 5.7% - continued
Qorvo, Inc.
$ 3,700,000 4.375%,  10/15/2029
e
$ 3,565,247
Roper Technologies, Inc.
1,925,000 4.500%,  10/15/2029 1,903,733
Salesforce, Inc.
3,300,000 4.650%,  3/15/2029 3,285,365
Seagate Data Storage Technology,
Private Ltd.
1,000,000 4.091%,  6/1/2029 970,650
Verisk Analytics, Inc.
643,000 4.450%,  3/15/2031 624,452
Total 64,318,689
Transportation 1.5%
Air Canada
3,125,000 3.875%,  8/15/2026
a
3,121,282
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
2,154,167 5.750%,  4/20/2029
a
2,142,321
Delta Air Lines, Inc.
1,900,000 4.950%,  7/10/2028 1,902,301
630,000 5.250%,  7/10/2030 633,530
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,257,681
2,000,000 4.700%,  4/30/2031
a
1,974,484
FedEx Freight Holding Company,
Inc.
3,150,000 4.650%,  3/15/2031
a
3,067,005
Ryder System, Inc.
1,575,000 4.850%,  6/15/2030 1,569,201
United Airlines Holdings, Inc.
750,000 4.875%,  3/1/2029 738,517
Total 16,406,322
U.S. Government & Agencies 4.4%
U.S. Treasury Notes
49,960,000 4.000%,  10/31/2029 49,423,320
Total 49,423,320
Utilities 4.1%
American Electric Power
Company, Inc.
1,950,000 5.800%,  3/15/2056
b
1,915,172
1,255,000 5.200%,  1/15/2029 1,268,041
American Water Capital
Corporation
2,650,000 4.625%,  6/1/2029 2,641,460
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,925,580
850,000 4.400%,  1/15/2031
e
827,552
Dominion Energy, Inc.
2,650,000 6.000%,  2/15/2056
b
2,623,045
DTE Energy Company
1,550,000 5.100%,  3/1/2029 1,561,705
Enel Finance International NV
2,000,000 4.625%,  7/13/2029
a
1,984,550
Evergy Kansas Central, Inc.
1,100,000 4.700%,  3/13/2028 1,099,612
Evergy, Inc.
2,600,000 4.250%,  3/15/2029 2,562,933
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,919,841
Principal
Amount Long-Term Fixed Income  99.4% Value
Utilities 4.1% - continued
Exelon Corporation
$ 1,275,000 5.150%,  3/15/2028 $ 1,283,635
Hydro One, Inc.
1,300,000 4.750%,  5/30/2031 1,285,155
ITC Holdings Corporation
2,700,000 4.875%,  4/15/2031
a
2,667,519
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.750%,  2/7/2028 1,904,744
1,900,000 4.800%,  3/15/2028 1,906,300
Nevada Power Company
1,275,000 6.250%,  5/15/2055
b
1,270,051
NextEra Energy Capital Holdings,
Inc.
1,275,000 4.685%,  9/1/2027 1,277,030
1,600,000 5.050%,  3/15/2030 1,609,986
NiSource, Inc.
1,500,000 5.750%,  7/15/2056
b,e
1,477,396
Southern Company
1,250,000 3.750%,  9/15/2051
b
1,247,594
Southern Power Company
725,000 4.250%,  10/1/2030 706,298
2,600,000 4.800%,  6/15/2031 2,570,471
Vistra Operations Company, LLC
1,400,000 5.050%,  12/30/2026
a
1,401,406
1,700,000 4.700%,  1/31/2031
a
1,654,823
1,000,000 5.000%,  4/30/2031
a
984,642
WEC Energy Group, Inc.
1,300,000 4.750%,  1/15/2028 1,302,836
Xcel Energy, Inc.
1,900,000 4.750%,  3/21/2028 1,902,177
Total 46,781,554
Total Long-Term Fixed Income
(cost $1,129,983,316) 1,122,161,251
Shares
Collateral Held for Securities
Loaned 2.1% Value
23,315,584 Thrivent Cash Management Trust 23,315,584
Total Collateral Held for
Securities Loaned
(cost $23,315,584) 23,315,584
Shares Preferred Stock 0.1% Value
Financials 0.1%
54,000 Citigroup Capital XIII, 10.4746%
b
1,475,820
Total 1,475,820
Total Preferred Stock
(cost $1,490,400) 1,475,820
Shares or
Principal
Amount Short-Term Investments 0.1% Value
Federal Home Loan Bank Discount
Notes
400,000 3.621%, 8/26/2026
i,j
398,962
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.695%, 10/14/2026
i,j
99,232

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  0.1% Value
State Street Institutional U.S.
Government Money Market
Fund
1,062,640 3.619%
i
$ 1,062,640
Total Short-Term Investments
(cost $1,560,875) 1,560,834
Total Investments (cost
$1,156,350,175) 101.7% $1,148,513,489
Other Assets and Liabilities, Net
(1.7%) (19,738,958)
Total Net Assets 100.0% $1,128,774,531
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2026, the value of these investments was $532,299,016 or 47.2%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
July 31, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2026.
e All or a portion of the security is on loan.
f All or a portion of the security is insured or guaranteed.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Short-Term
Bond Fund as of July 31, 2026 was $194,400 or 0.02% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Short-Term Bond Fund as of July
31, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 22,549,042
Total lending $22,549,042
Gross amount payable upon return of
collateral for securities loaned $23,315,584
Net amounts due to counterparty $766,542
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Short-Term Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 139,375,120 – 139,375,120 –
Basic Materials 16,607,519 – 16,607,519 –
Capital Goods 19,096,717 – 19,096,717 –
Collateralized Mortgage Obligations 187,510,174 – 187,510,174 –
Commercial Mortgage-Backed Securities 18,753,850 – 18,753,850 –
Communications Services 31,017,067 – 31,017,067 –
Consumer Cyclical 56,331,126 – 56,331,126 –
Consumer Non-Cyclical 58,118,709 – 58,118,709 –
Energy 29,585,276 – 29,585,276 –
Financials 381,813,295 – 381,813,295 –
Foreign Government 4,273,515 – 4,273,515 –
Mortgage-Backed Securities 2,748,998 – 2,748,998 –
Technology 64,318,689 – 64,318,689 –
Transportation 16,406,322 – 16,406,322 –
U.S. Government & Agencies 49,423,320 – 49,423,320 –
Utilities 46,781,554 – 46,781,554 –
Preferred Stock
Financials 1,475,820 1,475,820 – –
Short-Term Investments 1,560,834 1,062,640 498,194 –
Subtotal Investments in Securities $1,125,197,905 $2,538,460 $1,122,659,445 $–
Other Investments  * Total
Collateral Held for Securities Loaned 23,315,584
Subtotal Other Investments $23,315,584
Total Investments at Value $1,148,513,489
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Short-Term Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 178,843 178,843 – –
Total Liability Derivatives $178,843 $178,843 $– $–
The following table presents Short-Term Bond Fund's futures contracts held as of July 31, 2026. Investments and/or cash totaling $498,194 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 335 September 2026 $ 69,057,985 ( $ 178,843)
Total Futures Long Contracts $ 69,057,985 ( $ 178,843)
Total Futures Contracts $ 69,057,985 ($178,843)

Short-Term Bond Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $6,000 $– $6,000 $– – –%
Total Affiliated Short-Term Investments 6,000 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,386 110,458 97,528 23,316 23,316 2.1
Total Collateral Held for Securities Loaned 10,386 23,316 2.1
Total Value $16,386 $23,316
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.970% $– $– $– $25
Total Income/Non Cash Income from Affiliated Investments $25
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 85
Total Affiliated Income from Securities Loaned, Net $85
Total $– $– $–

Small Cap Growth Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.5% Value
Consumer Discretionary 9.4%
7,575 Boot Barn Holdings, Inc.
a
$ 1,128,599
6,258 Installed Building Products, Inc. 1,395,158
19,332 Life Time Group Holdings, Inc.
a
871,873
1,209 Murphy USA, Inc. 734,782
15,316 Ollie's Bargain Outlet Holdings,
Inc.
a
1,125,267
4,809 Texas Roadhouse, Inc. 987,961
17,925 Universal Technical Institute, Inc.
a
704,632
4,982 Wynn Resorts, Ltd. 494,762
Total 7,443,034
Consumer Staples 3.5%
14,468 Chefs' Warehouse, Inc.
a
1,668,884
14,097 Turning Point Brands, Inc. 1,051,777
Total 2,720,661
Energy 2.2%
3,009 Gulfport Energy Corporation
a
485,562
11,031 Matador Resources Company 550,337
67,360 Patterson-UTI Energy, Inc. 705,933
Total 1,741,832
Financials 7.7%
3,273 Enova International, Inc.
a
831,800
4,115 Houlihan Lokey, Inc. 516,391
6,112 Marex Group, Ltd. 396,791
33,521 Old National Bancorp 892,999
14,918 Old Republic International
Corporation 644,607
12,235 Stock Yards Bancorp, Inc. 1,041,199
22,606 Triumph Financial, Inc.
a
1,716,474
Total 6,040,261
Health Care 20.6%
37,656 Alignment Healthcare, Inc.
a
559,192
24,798 BioLife Solutions, Inc.
a
775,682
9,607 BridgeBio Pharma, Inc.
a
769,425
21,824 BrightSpring Health Services, Inc.
a
1,303,111
17,652 Elanco Animal Health, Inc.
a
465,483
12,590 Encompass Health Corporation 1,398,371
7,835 GeneDx Holdings Corporation
a
510,137
6,132 Guardant Health, Inc.
a
993,323
8,811 Ionis Pharmaceuticals, Inc.
a
456,146
1,467 Medpace Holdings, Inc.
a
846,620
6,155 Mirum Pharmaceuticals, Inc.
a
652,122
4,424 Neurocrine Biosciences, Inc.
a
737,923
17,300 RadNet, Inc.
a
1,103,394
4,983 Repligen Corporation
a
702,653
13,150 Twist Bioscience Corporation
a
1,203,883
5,712 UFP Technologies, Inc.
a
1,455,303
1,306 United Therapeutics Corporation
a
676,129
15,914 Vericel Corporation
a
731,407
44,501 Waystar Holding Corporation
a
939,416
Total 16,279,720
Industrials 27.5%
2,006 Acuity, Inc. 658,750
6,264 Advanced Drainage Systems, Inc. 867,439
4,852 Applied Industrial Technologies,
Inc. 1,674,959
7,535 Atmus Filtration Technologies, Inc. 389,032
2,134 Bloom Energy Corporation
a
439,198
2,876 BWX Technologies, Inc. 485,181
13,938 CECO Environmental Corporation
a
918,375
6,401 Construction Partners, Inc.
a
661,543
Shares Common Stock  96.5% Value
Industrials 27.5% - continued
3,917 CRA International, Inc. $ 701,260
3,715 Crane Company 793,004
2,532 CSW Industrials, Inc. 807,531
4,146 EnPro, Inc. 1,301,512
5,749 Federal Signal Corporation 718,338
2,336 FTAI Aviation, Ltd. 481,216
6,021 Herc Holdings, Inc. 903,993
8,530 Limbach Holdings, Inc.
a
611,601
6,028 Louisiana-Pacific Corporation 436,608
12,783 Mercury Systems, Inc.
a
1,241,229
3,747 Modine Manufacturing Company
a
753,372
2,862 Moog, Inc. 1,115,751
26,379 Mueller Water Products, Inc. 665,806
39,723 NPK International, Inc.
a
496,140
2,844 Powell Industries, Inc. 593,486
899 RBC Bearings, Inc.
a
495,628
3,418 Standex International Corporation 1,013,437
426 Sterling Construction Company,
Inc.
a
254,224
9,994 Transcat, Inc.
a
853,188
1,999 Valmont Industries, Inc. 962,918
6,520 Willdan Group, Inc.
a
446,816
Total 21,741,535
Information Technology 21.4%
12,344 Cognex Corporation 805,323
7,102 Credo Technology Group Holding,
Ltd.
a
1,470,043
10,405 DigitalOcean Holdings, Inc.
a
1,222,587
2,700 Fabrinet
a
1,175,607
9,343 Guidewire Software, Inc.
a
1,419,575
2,526 InterDigital, Inc. 769,988
6,379 IPG Photonics Corporation
a
542,598
15,258 JFrog, Ltd.
a
1,217,436
19,907 Knowles Corporation
a
728,397
5,745 Lattice Semiconductor
Corporation
a
713,931
3,163 Littelfuse, Inc. 1,398,457
689 Lumentum Holdings, Inc.
a
491,905
1,614 MACOM Technology Solutions
Holdings, Inc.
a
405,824
4,283 Novanta, Inc.
a,b
610,542
4,076 Onto Innovation, Inc.
a
1,053,972
6,469 Rambus, Inc.
a
588,873
82,749 SailPoint, Inc.
a,b
1,387,701
1,684 SiTime Corporation
a
901,277
Total 16,904,036
Materials 2.5%
4,604 Balchem Corporation 771,423
13,352 Constellium SE
a
370,919
14,377 Element Solutions, Inc. 528,067
40,626 Ivanhoe Mines, Ltd.
a
291,831
Total 1,962,240
Real Estate 0.8%
9,012 Terreno Realty Corporation 645,710
Total 645,710

Small Cap Growth Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.5% Value
Utilities 0.9%
6,859 Pinnacle West Capital Corporation $ 692,690
Total 692,690
Total Common Stock
(cost $63,868,765) 76,171,719
Shares
Registered Investment
Companies   2.6% Value
U.S. Unaffiliated   2.6%
2,127 iShares Biotechnology ETF 396,494
1,068 iShares Russell 2000 Growth ETF 395,876
3,520 State Street SPDR S&P 600 Small
Cap Growth ETF 405,574
5,564 State Street SPDR S&P Biotech
ETF 817,964
Total 2,015,908
Total Registered Investment
Companies (cost $2,052,900) 2,015,908
Shares
Collateral Held for Securities
Loaned 1.9% Value
1,533,525 Thrivent Cash Management Trust 1,533,525
Total Collateral Held for
Securities Loaned
(cost $1,533,525) 1,533,525
Shares or
Principal
Amount Short-Term Investments 1.6% Value
State Street Institutional U.S.
Government Money Market
Fund
1,284,765 3.619%
c
1,284,765
Total Short-Term Investments
(cost $1,284,765) 1,284,765
Total Investments (cost
$68,739,955) 102.6% $81,005,917
Other Assets and Liabilities, Net
(2.6%) (2,032,027)
Total Net Assets 100.0% $78,973,890
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Small Cap Growth Fund as of July
31, 2026:
Securities Lending Transactions
Common Stock $ 1,555,428
Total lending $1,555,428
Gross amount payable upon return of
collateral for securities loaned $1,533,525
Net amounts due from counterparty $(21,903)
Definitions:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Growth Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 7,443,034 7,443,034 – –
Consumer Staples 2,720,661 2,720,661 – –
Energy 1,741,832 1,741,832 – –
Financials 6,040,261 6,040,261 – –
Health Care 16,279,720 16,279,720 – –
Industrials 21,741,535 21,741,535 – –
Information Technology 16,904,036 16,904,036 – –
Materials 1,962,240 1,962,240 – –
Real Estate 645,710 645,710 – –
Utilities 692,690 692,690 – –
Registered Investment Companies
U.S. Unaffiliated 2,015,908 2,015,908 – –
Short-Term Investments 1,284,765 1,284,765 – –
Subtotal Investments in Securities $79,472,392 $79,472,392 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 1,533,525
Subtotal Other Investments $1,533,525
Total Investments at Value $81,005,917
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $9,870 $8,336 $1,534 1,534 1.9%
Total Collateral Held for Securities Loaned – 1,534 1.9
Total Value $– $1,534
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.2% Value
Consumer Discretionary 11.4%
759,550 Advance Auto Parts, Inc. $ 42,185,407
281,978 Boot Barn Holdings, Inc.
a
42,011,902
1,049,933 Life Time Group Holdings, Inc.
a
47,351,978
63,940 Murphy USA, Inc. 38,860,175
314,861 SharkNinja, Inc.
a
50,935,064
204,971 Texas Roadhouse, Inc. 42,109,242
805,357 Universal Technical Institute, Inc.
a
31,658,584
356,320 Wynn Resorts, Ltd. 35,386,139
Total 330,498,491
Consumer Staples 4.1%
270,345 Chefs' Warehouse, Inc.
a
31,184,296
572,348 John B. Sanfilippo & Son, Inc. 47,367,520
522,483 Turning Point Brands, Inc. 38,982,457
Total 117,534,273
Energy 3.9%
224,268 Expand Energy Corporation 21,087,920
665,032 Matador Resources Company 33,178,446
2,641,079 Patterson-UTI Energy, Inc. 27,678,508
420,616 TechnipFMC plc 30,141,343
Total 112,086,217
Financials 14.5%
820,478 Ally Financial, Inc. 35,551,312
853,389 Atlantic Union Bankshares
Corporation 36,209,295
1,552,733 Bridgewater Bancshares, Inc.
a
31,799,972
257,216 Federal Agricultural Mortgage
Corporation 58,542,361
203,084 Houlihan Lokey, Inc. 25,485,011
1,422,934 Old National Bancorp 37,906,962
915,566 Old Republic International
Corporation 39,561,607
295,226 SouthState Bank Corporation 31,025,300
622,589 Triumph Financial, Inc.
a
47,273,183
2,219,316 Valley National Bancorp 31,714,026
292,726 Wintrust Financial Corporation 46,701,506
Total 421,770,535
Health Care 11.7%
926,491 BrightSpring Health Services, Inc.
a
55,320,777
1,351,003 Concentra Group Holdings Parent,
Inc. 42,759,245
385,467 Encompass Health Corporation 42,813,820
257,476 ICU Medical, Inc.
a
43,387,281
61,752 Medpace Holdings, Inc.
a
35,637,697
222,312 Repligen Corporation
a
31,348,215
442,538 Twist Bioscience Corporation
a
40,514,354
130,812 UFP Technologies, Inc.
a
33,328,281
774,531 Waystar Holding Corporation
a
16,350,349
Total 341,460,019
Industrials 20.7%
83,129 Acuity, Inc. 27,298,732
146,306 Advanced Drainage Systems, Inc. 20,260,455
128,026 Applied Industrial Technologies,
Inc. 44,195,855
696,494 Badger Infrastructure Solutions,
Ltd. 44,149,129
1,207,633 Barrett Business Services, Inc. 47,145,992
131,064 CECO Environmental Corporation
a
8,635,807
105,318 CSW Industrials, Inc. 33,589,070
639,229 Helios Technologies, Inc. 49,802,331
85,085 IES Holdings, Inc.
a
63,349,186
Shares Common Stock  97.2% Value
Industrials 20.7% - continued
528,411 Korn Ferry $ 43,472,373
354,789 Limbach Holdings, Inc.
a
25,438,371
319,036 Louisiana-Pacific Corporation 23,107,778
132,699 Modine Manufacturing Company
a
26,680,461
135,275 Moog, Inc. 52,736,959
325,322 Terex Corporation 20,443,235
75,125 Valmont Industries, Inc. 36,187,713
105,219 WESCO International, Inc. 36,141,674
Total 602,635,121
Information Technology 16.6%
501,583 Cohu, Inc.
a
24,070,968
614,823 Crane NXT Company 31,940,055
50,122 Fabrinet
a
21,823,620
1,139,758 GPGI, Inc. 15,044,806
173,403 Guidewire Software, Inc.
a
26,346,852
218,749 IPG Photonics Corporation
a
18,606,790
577,515 JFrog, Ltd.
a
46,079,922
708,422 Knowles Corporation
a
25,921,161
148,100 Littelfuse, Inc. 65,479,453
76,864 Onto Innovation, Inc.
a
19,875,493
1,032,317 Pegasystems, Inc. 31,537,284
184,532 Plexus Corporation
a
46,380,273
226,174 Rogers Corporation
a
27,925,704
2,349,451 SailPoint, Inc.
a
39,400,293
372,116 TTM Technologies, Inc.
a
42,957,071
Total 483,389,745
Materials 7.1%
158,687 AptarGroup, Inc. 21,257,710
665,905 Ashland, Inc. 48,351,362
135,050 Balchem Corporation 22,628,303
1,164,116 Element Solutions, Inc. 42,757,981
573,709 Greif, Inc. 49,654,514
3,097,714 Ivanhoe Mines, Ltd.
a
22,252,010
Total 206,901,880
Real Estate 4.0%
411,389 Agree Realty Corporation 32,006,064
539,920 Equity Lifestyle Properties, Inc. 35,132,594
1,002,274 Independence Realty Trust, Inc. 16,667,817
467,422 Terreno Realty Corporation 33,490,786
Total 117,297,261
Utilities 3.2%
407,447 Pinnacle West Capital Corporation
b
41,148,073
563,870 Portland General Electric
Company 27,815,707
316,343 Spire, Inc. 25,263,152
Total 94,226,932
Total Common Stock
(cost $2,147,259,985) 2,827,800,474
Shares
Registered Investment
Companies   2.1% Value
U.S. Unaffiliated   2.1%
65,695 iShares Semiconductor ETF 33,168,749

Small Cap Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF
-
Exchange-Traded Fund
plc
-
Public Limited Company
S&P
-
Standard & Poor's
SPDR
-
S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Shares
Registered Investment
Companies  2.1% Value
U.S. Unaffiliated   2.1%  - continued
191,948 State Street SPDR S&P Biotech
ETF $ 28,218,275
Total 61,387,024
Total Registered Investment
Companies (cost $58,346,168) 61,387,024
Shares
Collateral Held for Securities
Loaned 1.3% Value
38,212,200 Thrivent Cash Management Trust 38,212,200
Total Collateral Held for
Securities Loaned
(cost $38,212,200) 38,212,200
Shares or
Principal
Amount Short-Term Investments 0.8% Value
State Street Institutional U.S.
Government Money Market
Fund
21,388,580 3.619%
c
21,388,579
Total Short-Term Investments
(cost $21,388,579) 21,388,579
Total Investments (cost
$2,265,206,932) 101.4% $2,948,788,277
Other Assets and Liabilities, Net
(1.4%) (40,484,491)
Total Net Assets 100.0% $2,908,303,786
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Small Cap Stock Fund as of July
31, 2026:
Securities Lending Transactions
Common Stock $ 37,285,508
Total lending $37,285,508
Gross amount payable upon return of
collateral for securities loaned $38,212,200
Net amounts due to counterparty $926,692
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2026, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 330,498,491 330,498,491 – –
Consumer Staples 117,534,273 117,534,273 – –
Energy 112,086,217 112,086,217 – –
Financials 421,770,535 421,770,535 – –
Health Care 341,460,019 341,460,019 – –
Industrials 602,635,121 602,635,121 – –
Information Technology 483,389,745 483,389,745 – –
Materials 206,901,880 206,901,880 – –
Real Estate 117,297,261 117,297,261 – –
Utilities 94,226,932 94,226,932 – –
Registered Investment Companies
U.S. Unaffiliated 61,387,024 61,387,024 – –
Short-Term Investments 21,388,579 21,388,579 – –
Subtotal Investments in Securities $2,910,576,077 $2,910,576,077 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 38,212,200
Subtotal Other Investments $38,212,200
Total Investments at Value $2,948,788,277
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Stock Fund
Schedule of Investments as of July 31, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
7/31/2026
Shares Held at
7/31/2026
% of Net
Assets
7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $49,406 $724,374 $735,568 $38,212 38,212 1.3%
Total Collateral Held for Securities Loaned 49,406 38,212 1.3
Total Value $49,406 $38,212
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 7/31/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $71
Total Affiliated Income from Securities Loaned, Net $71
Total $– $– $–

Notes to Schedule of Investments
as of July 31, 2026
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily
available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market
quotations are not readily available.  Securities traded on U.S.
or foreign securities exchanges or included in a national market system, which includes exchange-traded funds, are valued at
the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates fair value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the
Committee.  Private Equity Funds are typically valued at an
amount equal to the Net Asset Value (NAV) of a Fund's investment in the Private Equity Fund when this information is readily available to the Fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the
NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that
for the Private Equity Funds held by the Funds, if the NAV of the
Private Equity Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of July 31, 2026
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivatives
— Each Fund, with the exception of the Money
Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency.
Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities.
Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For any Fund that invested in the following derivative types, more detailed information can be found in the Schedule of Investments.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the

Notes to Schedule of Investments
as of July 31, 2026
(unaudited)

underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period covered within this report, none of the Funds invested in options.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under

Notes to Schedule of Investments
as of July 31, 2026
(unaudited)

a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty. The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
Bank Loans (Leveraged Loans)
— Certain Funds may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may
settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based
on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.
Consent and amendment fees are accrued as income when the
changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Fund is obligated to fund these commitments at
the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
As of July 31, 2026, the Funds have the following unfunded
bank loan commitments:
Private Equity Funds
— Typically, when a Fund invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the
Private Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Fund’s overall capital commitment that has not yet been called by the general partner. Unfunded commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Fund
Caesars Entertainment, Inc., Term Loan $401,625
Playtika Holding Corporation, Term Loan $964,075
Total $1,365,700

Notes to Schedule of Investments
as of July 31, 2026
(unaudited)

portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Fund. Management recognizes these risks as potentially detrimental to the overall strategy and so the
Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of July 31, 2026, private equity capital commitments were as follows:
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $153,500,000 $88,596,237 42.28%
Moderate Allocation 155,000,000 89,056,469 42.54%
Moderately Aggressive
Allocation 190,500,000 109,811,341 42.36%
Moderately Conservative
Allocation 29,000,000 16,845,736 41.91%